RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY



2001 Semiannual Report


CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

EQUITY INCOME FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED SMALL CAP FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



APRIL 30, 2001

                                                               [LOGO OF RUSSELL]

                    FRANK RUSSELL INVESTMENT COMPANY

                    Frank Russell Investment Company
                    is a "series mutual fund" with 31
                    different investment portfolios.
                    These financial statements report
                    on fifteen Funds, each of which has
                    distinct investment objectives and
                    strategies.

                    FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                    Responsible for overall management
                    and administration of the Funds.

                    FRANK RUSSELL COMPANY

                    Consultant to Frank Russell
                    Investment Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY


                                 RUSSELL FUNDS

                               SEMIANNUAL REPORT

                          APRIL 30, 2001 (UNAUDITED)



                               TABLE OF CONTENTS

                                                                          Page

 Diversified Equity Fund................................................    2
 Special Growth Fund....................................................   16
 Equity Income Fund.....................................................   32
 Quantitative Equity Fund...............................................   45
 International Securities Fund..........................................   58
 Emerging Markets Fund..................................................   77
 Real Estate Securities Fund............................................   92
 Short Term Bond Fund...................................................  100
 Diversified Bond Fund..................................................  113
 Multistrategy Bond Fund................................................  134
 Tax Exempt Bond Fund...................................................  160
 Tax-Managed Large Cap Fund.............................................  174
 Tax-Managed Small Cap Fund.............................................  183
 Select Growth Fund.....................................................  199
 Select Value Fund......................................................  210
 Notes to Financial Statements..........................................  220
 Manager, Money Managers and Service Providers..........................  236

FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                   --------              ------
COMMON STOCKS - 95.6%
AUTO AND TRANSPORTATION - 2.4%
Airborne, Inc.                                        1,100                  10
AMR Corp. (a)                                        33,610               1,281
ArvinMeritor, Inc.                                    8,925                 137
Autoliv, Inc.                                        41,200                 813
AutoNation, Inc. (a)                                 53,900                 585
AutoZone, Inc.                                       25,430                 797
Burlington Northern Santa Fe Corp.                   58,190               1,711
Canadian National Railway Co.                        17,200                 681
Continental Airlines, Inc. Class B (a)               41,900               2,154
Delphi Automotive Systems Corp.                         900                  13
Delta Air Lines, Inc.                                32,180               1,417
Eaton Corp.                                             170                  13
Expeditors International of
   Washington, Inc.                                   1,000                  50
FedEx Corp. (a)                                      43,072               1,812
Ford Motor Co.                                      115,273               3,398
General Motors Corp.                                 34,932               1,915
Genuine Parts Co.                                     4,910                 133
Goodyear Tire & Rubber Co.                           26,400                 653
Harley-Davidson, Inc.                                41,200               1,899
Hunt (JB) Transportation Services, Inc.               4,460                  80
Kansas City Southern Industries, Inc. (a)             1,850                  24
Lear Corp.                                           55,300               1,991
Newport News Shipbuilding, Inc.                       3,900                 252
Norfolk Southern Corp.                               90,500               1,786
Northwest Airlines Corp. Class A (a)                 70,800               1,769
Ryder System, Inc.                                      200                   4
Southwest Airlines Co.                              180,434               3,286
TRW, Inc.                                             2,180                  84
UAL Corp.                                            71,290               2,532
Union Pacific Corp.                                  21,040               1,197
Visteon Corp.                                         8,975                 147
                                                                         ------
                                                                         32,624
                                                                         ------

CONSUMER DISCRETIONARY - 11.7%
Abercrombie & Fitch Co. Class A (a)                     100                   3
Agere Systems, Inc.                                 177,480               1,242
Alberto-Culver Co. Class B                            3,800                 155
Amazon.com, Inc. (a)                                  1,770                  28
AOL Time Warner, Inc. (a)                           506,498              25,578
Apollo Group, Inc. Class A (a)                       17,580                 547
AT&T Corp. - Liberty Media
   Group Class A (a)                                337,050               5,393
Avon Products, Inc.                                  45,100               1,909
Banta Corp.                                           4,240                 111
Bed Bath & Beyond, Inc. (a)                          40,900               1,158
Best Buy Co. (a)                                     37,550               2,067
Black & Decker Corp.                                 23,600                 941
Brinker International, Inc. (a)                      15,550                 446
Brunswick Corp.                                      16,080                 323
Callaway Golf Co.                                     2,230                  54
Carnival Corp.                                           60                   2
Catalina Marketing Corp.                              1,170                  41
Cendant Corp. (a)                                    74,640               1,324
Circuit City Stores - Circuit City Group              4,120                  62
Clear Channel Communications, Inc. (a)              113,191               6,316
Convergys Corp. (a)                                   9,400                 343
Costco Wholesale Corp. (a)                           93,328               3,260
Darden Restaurants, Inc.                             32,810                 896
Disney (Walt) Co.                                   250,390               7,574
Donnelley (R.R.) & Sons Co.                          34,910                 972
Eastman Kodak Co.                                     3,890                 169
EchoStar Communications Corp.
   Class A                                            1,400                  42
Energizer Holdings, Inc. (a)                          9,433                 225
Federated Department Stores, Inc. (a)               112,900               4,852
Flowers Foods, Inc.                                     298                   8
Fortune Brands, Inc.                                 15,400                 480
Four Seasons Hotels, Inc.                            36,768               2,173
Gannett Co., Inc.                                    39,900               2,576
Gap, Inc. (The)                                      26,300                 729
Harcourt General, Inc.                                4,000                 219
Harrah's Entertainment, Inc. (a)                     18,720                 646
Hasbro, Inc.                                          5,100                  62
Hilton Hotels Corp.                                  14,000                 155
Home Depot, Inc. (The)                              243,436              11,466
Houghton Mifflin Co.                                    200                   9
Interpublic Group Cos., Inc. (The)                    9,700                 329
Kimberly-Clark Corp.                                 34,860               2,071
Kmart Corp.                                          24,800                 248
Kohl's Corp. (a)                                    186,000              11,357
Lancaster Colony Corp.                                1,300                  39
Land's End, Inc.                                        200                   6
Leggett & Platt, Inc.                                 4,400                  85
Limited, Inc. (The)                                  21,100                 357
Liz Claiborne, Inc.                                   9,640                 474
Lowe's Companies., Inc.                              92,360               5,819
Marriott International, Inc. Class A                 12,100                 555
Mattel, Inc.                                         14,850                 240
May Department Stores Co.                            63,370               2,361
McDonald's Corp.                                     41,310               1,136
McGraw-Hill, Inc.                                     5,600                 363
MGM Grand, Inc.                                       2,450                  74
Monsanto Co. New                                     11,400                 353
New York Times Co. Class A                           19,416                 797
Newell Rubbermaid, Inc.                               5,100                 137
NIKE, Inc. Class B                                   28,344               1,185
Office Depot, Inc.                                   33,500                 318
Omnicom Group, Inc.                                  53,801               4,726
PanAmSat Corp.                                        1,300                  48

2 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                   --------             -------
Park Place Entertainment Corp. (a)                   33,090                 368
Payless ShoeSource, Inc.                              3,700                 236
Pittston Brink's Group                                5,600                 119
Pixar, Inc. (a)                                         100                   3
RadioShack Corp.                                     14,700                 450
Reebok International, Ltd. (a)                        3,450                  88
Robert Half International, Inc.                         390                  11
Ross Stores, Inc.                                       600                  13
Ruby Tuesday, Inc.                                    4,600                  88
Russell Corp.                                           800                  15
Sabre Holdings Corp.                                  8,000                 399
Safeguard Scientifics, Inc.                           4,200                  21
Saks, Inc.                                           10,210                 121
Sears Roebuck & Co.                                  37,400               1,378
Stanley Works, (The)                                  8,600                 312
Staples, Inc. (a)                                     2,780                  45
Starbucks Corp.                                       5,380                 104
Starwood Hotels & Resorts
   Worldwide, Inc.                                   13,520                 488
Talbots, Inc.                                         1,200                  50
Target Corp.                                         95,510               3,672
Tiffany & Co.                                        87,470               2,836
TJX Cos., Inc.                                       17,500                 548
Toys "R" Us, Inc. (a)                                10,180                 252
Tribune Co.                                          22,000                 927
Tricon Global Restaurants, Inc.                         400                  18
Tupperware Corp.                                      4,500                  99
UnitedGlobalCom, Inc. Class A                         1,600                  26
USA Networks, Inc.                                  114,800               2,876
V.F. Corp.                                            5,600                 227
Viacom, Inc. Class B (a)                            188,550               9,816
Wal-Mart Stores, Inc.                               333,895              17,276
Wallace Computer Services, Inc.                       8,300                 149
Wendy's International, Inc.                          16,200                 410
Westwood One, Inc.                                    3,700                  97
Whirlpool Corp.                                       9,970                 557
                                                                        -------
                                                                        161,729
                                                                        -------

CONSUMER STAPLES - 5.2%
Albertson's, Inc.                                    14,790                 494
Anheuser-Busch Cos., Inc.                            91,823               3,672
Campbell Soup Co.                                    20,870                 635
Clorox Co. (The)                                      3,510                 112
Coca-Cola Co. (The)                                  53,530               2,473
Coca-Cola Enterprises, Inc.                             500                   9
Colgate-Palmolive Co.                                26,240               1,466
ConAgra, Inc.                                        22,070                 459
Coors (Adolph) Co. Class B                           20,175               1,049
CVS Corp.                                            43,110               2,541
Diageo PLC - ADR                                     32,000               1,341
General Mills, Inc.                                  23,900                 942
Gillette Co. (The)                                    9,700                 275
Heinz (H.J.) Co.                                      5,770                 226
Hershey Foods Corp.                                   3,500                 211
IBP, Inc.                                             3,130                  50
International Flavors & Fragrances, Inc.             16,470                 407
Interstate Bakeries Corp.                             8,600                 121
J.M. Smucker Co., (The)                              45,900               1,201
Kroger Co. (a)                                       23,040                 520
Longs Drug Stores, Inc.                               3,900                 116
McCormick & Co., Inc.                                11,790                 463
Pepsi Bottling Group, Inc. (The)                     58,266               2,332
PepsiCo, Inc.                                       204,660               8,966
Philip Morris Cos., Inc.                            253,370              12,696
Procter & Gamble Co.                                108,810               6,534
Quaker Oats Co. (The)                                16,000               1,552
R.J. Reynolds Tobacco Holdings, Inc.                 26,560               1,556
Ralston-Purina Group                                 11,850                 360
Safeway, Inc. (a)                                   105,960               5,754
Sara Lee Corp.                                       33,920                 675
Smithfield Foods, Inc. (a)                            3,400                 116
SuperValu, Inc.                                      20,430                 279
SYSCO Corp.                                          81,920               2,304
Tyson Foods, Inc. Class A                            15,710                 216
UST, Inc.                                             8,620                 259
Walgreen Co.                                        172,260               7,369
Winn-Dixie Stores, Inc.                              36,640               1,157
Wrigley (Wm.), Jr. Co.                                6,820                 330
                                                                        -------
                                                                         71,238
                                                                        -------

FINANCIAL SERVICES - 19.6%
ACE, Ltd.                                            42,000               1,499
AFLAC, Inc.                                          72,260               2,298
Allmerica Financial Corp.                                50                   3
Allstate Corp.                                      131,820               5,503
Ambac Financial Group, Inc.                           7,720                 415
American Express Co.                                167,080               7,091
American General Corp.                               53,480               2,332
American International Group, Inc.                  204,887              16,760
AmeriCredit Corp. (a)                                 8,000                 371
AmSouth Bancorp                                      38,700                 664
AON Corp.                                             9,730                 323
Apartment Investment & Management
   Co. Class A (e)                                   11,090                 494
Associated Banc-Corp.                                   550                  19
BancWest Corp.                                        1,200                  30
Bank of America Corp.                               190,740              10,681
Bank of New York Co., Inc.                           69,050               3,466
Bank One Corp.                                       80,420               3,037
BB&T Corp.                                           24,830                 879
Bear Stearns Companies, Inc. (The)                    1,720                  87
Capital One Financial Corp.                          24,400               1,534

                                                       Diversified Equity Fund 3

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                   NUMBER                VALUE
                                                     OF                  (000)
                                                   SHARES                  $
                                                  --------               ------
Catellus Development Corp. (a)                       3,200                   52
Charter One Financial, Inc.                         51,665                1,514
Chubb Corp. (The)                                   12,850                  858
CIGNA Corp.                                         51,410                5,485
Cincinnati Financial Corp.                           5,070                  195
CIT Group, Inc.                                     29,700                1,090
Citigroup, Inc.                                    666,570               32,762
CNA Financial Corp. (a)                              4,320                  153
Colonial BancGroup, Inc.                             4,200                   52
Comerica, Inc.                                      10,780                  554
Commerce Bancshares, Inc.                              735                   25
Compass Bancshares, Inc.                             4,000                   93
Conseco, Inc.                                       53,500                1,018
Countrywide Credit Industries, Inc.                 19,350                  826
Crescent Real Estate Equities, Co. (e)               4,620                  110
Duke-Weeks Realty Corp. (e)                         13,900                  320
E*TRADE Group, Inc. (a)                              1,580                   15
Eaton Vance Corp.                                    3,200                  103
Edwards (A.G.), Inc.                                 5,500                  224
Equity Office Properties Trust (e)                  57,925                1,654
Equity Residential Properties Trust (e)             25,300                1,328
Erie Indemnity Co. Class A                             500                   15
Federal National Mortgage Association              189,932               15,244
Federated Investors, Inc. Class B                    8,410                  245
FelCor Lodging Trust, Inc. (e)                       9,800                  216
Fifth Third Bancorp                                 12,242                  658
FINOVA Group, Inc.                                   3,700                    7
First American Financial Corp.                       6,700                  134
First Data Corp.                                    64,310                4,337
First Industrial Realty Trust, Inc. (e)             18,400                  566
First Tennessee National Corp.                       4,240                  139
First Union Corp.                                   59,080                1,771
Fiserv, Inc. (a)                                     8,100                  448
FleetBoston Financial Corp.                        191,724                7,356
Franchise Finance Corp. of America (e)               6,400                  161
Franklin Resources, Inc.                            95,400                4,164
Freddie Mac                                        171,500               11,285
Fulton Financial Corp.                               2,662                   54
Gallagher (Arthur J.) & Co.                         20,600                  520
General Growth Properties, Inc. (e)                    800                   29
Golden West Financial Corp.                         22,740                1,335
Goldman Sachs Group, Inc.                           85,063                7,749
Greater Bay Bancorp                                  4,800                  131
Greenpoint Financial Corp.                           4,100                  151
Hartford Financial Services
   Group, Inc. (The)                                39,200                2,434
Heller Financial, Inc. Class A                       2,610                   83
Hibernia Corp. Class A                               9,300                  152
Household International, Inc.                       51,850                3,319
Investment Technology Group (a)                        330                   16
Investors Financial Services Corp.                   2,200                  157
J.P. Morgan Chase & Co.                            220,595               10,584
Jack Henry & Associates, Inc.                        5,800                  164
Jefferson-Pilot Corp.                               52,155                2,434
John Hancock Financial Services, Inc.               42,500                1,579
KeyCorp                                             48,150                1,116
Kilroy Realty Corp. (e)                             11,800                  313
Lehman Brothers Holdings, Inc.                     118,779                8,641
Liberty Property Trust (e)                             400                   12
Lincoln National Corp.                              10,790                  498
Loews Corp.                                         23,840                1,607
Marsh & McLennan Cos., Inc.                         12,470                1,203
Marshall & Ilsley Corp.                              2,500                  126
MBIA, Inc.                                           8,505                  407
MBNA Corp.                                         251,830                8,978
Mellon Financial Corp.                              75,990                3,110
Merrill Lynch & Co., Inc.                          206,292               12,728
MetLife, Inc.                                       18,200                  528
MGIC Investment Corp.                               16,570                1,077
MONY Group, Inc. (The)                               5,900                  207
Moody's Corp.                                       14,160                  445
Morgan Stanley Dean Witter & Co.                   148,050                9,296
National City Corp.                                 50,410                1,372
National Commerce Bancorp                            5,780                  144
Nationwide Financial Services, Inc.
   Class A                                             300                   12
New Dun & Bradstreet Corp. (The)                       350                   10
North Fork Bancorp, Inc.                               500                   13
Northern Trust Corp.                                11,900                  774
Old Republic International Corp.                    25,700                  742
Paychex, Inc.                                       19,500                  674
PMI Group, Inc. (The)                                1,800                  116
PNC Bank Corp.                                      49,330                3,210
Popular, Inc.                                        1,900                   58
Progressive Corp.                                    1,470                  172
Providian Financial Corp.                           32,090                1,710
Radian Group, Inc.                                   4,880                  378
Regions Financial Corp.                              8,900                  271
Reinsurance Group Of America                           800                   27
SAFECO Corp.                                        45,700                1,220
SEI Investments Co.                                  9,400                  377
Simon Property Group, Inc. (e)                       8,700                  230
SouthTrust Corp.                                    33,880                1,611
Spieker Properties, Inc. (e)                           300                   17
St. Paul Cos., Inc.                                 97,680                4,405
State Street Corp.                                   3,100                  322
Stilwell Financial, Inc.                             7,500                  221
SunTrust Banks, Inc.                                13,170                  836
TCF Financial Corp.                                  4,000                  152
TD Waterhouse Group, Inc. (a)                        2,950                   33
Torchmark Corp.                                      7,900                  299
U.S. Bancorp                                       162,437                3,440

4 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                   NUMBER                VALUE
                                                     OF                  (000)
                                                   SHARES                  $
                                                  --------              -------
Union Planters Corp.                                 3,970                  151
UnionBanCal Corp.                                   21,900                  669
UnumProvident Corp.                                 27,360                  818
USA Education, Inc.                                 48,778                3,468
Wachovia Corp.                                       5,400                  328
Waddell & Reed Financial, Inc. Class A                 100                    3
Washington Mutual, Inc.                             49,710                2,482
Wells Fargo & Co.                                  118,462                5,564
Wilmington Trust Corp.                                 100                    8
                                                                        -------
                                                                        270,183
                                                                        -------

HEALTH CARE - 13.1%
Abbott Laboratories                                219,680               10,189
Aetna, Inc. New (a)                                  5,500                  155
Allergan, Inc.                                       8,390                  638
ALZA Corp. (a)                                      14,800                  677
American Home Products Corp.                        99,650                5,755
AmeriSource Health Corp. Class A (a)                 3,900                  211
Amgen, Inc. (a)                                     73,194                4,475
Applera Corp. - Applied
   Biosystems Group (a)                              3,600                  115
Bard (C.R.), Inc.                                      670                   29
Bausch & Lomb, Inc.                                     50                    2
Baxter International, Inc.                          95,895                8,741
Becton, Dickinson & Co.                             73,260                2,370
Bergen Brunswig Corp. Class A                        9,900                  181
Biomet, Inc.                                        22,900                  979
Boston Scientific Corp.                             29,280                  465
Bristol-Myers Squibb Co.                           145,480                8,147
Cardinal Health, Inc.                               80,540                5,428
Caremark Rx, Inc. (a)                               11,200                  178
Cephalon, Inc. (a)                                  29,000                1,847
Cerner Corp. (a)                                     3,200                  144
Chiron Corp. (a)                                     1,760                   84
DENTSPLY International, Inc.                         8,300                  325
Elan Corp. PLC - ADR (a)                            38,900                1,951
First Health Group Corp.                             5,200                  269
Forest Labs, Inc. (a)                               47,720                2,918
Genentech, Inc. (a)                                 84,275                4,424
Genzyme Corp. (a)                                   13,800                1,504
Gilead Sciences, Inc.                                  300                   15
Guidant Corp. (a)                                   28,700                1,177
HCA-The Healthcare Co.                             115,200                4,482
Health Net, Inc. (a)                                14,100                  304
HEALTHSOUTH Corp.                                   30,680                  431
Humana, Inc.                                        14,170                  140
ICOS Corp.                                             600                   35
IDEC Pharmaceuticals Corp. (a)                       3,600                  177
Immunex Corp.                                          600                    9
IVAX Corp. (a)                                      68,300                2,735
Johnson & Johnson                                  161,690               15,600
King Pharmaceuticals, Inc. (a)                      36,400                1,534
Laboratory Corp. of America Holdings (a)             1,700                  240
Lilly (Eli) & Co.                                   58,490                4,972
McKesson HBOC, Inc.                                  3,700                  114
MedImmune, Inc. (a)                                 28,631                1,121
Medtronic, Inc.                                     65,000                2,899
Merck & Co., Inc.                                  190,263               14,454
Novartis AG - ADR                                   51,400                2,012
Oxford Health Plans, Inc. (a)                       56,250                1,749
PacifiCare Health Systems, Inc. (a)                  8,870                  314
Perrigo Co.                                          5,100                   61
Pfizer, Inc.                                       707,685               30,643
Pharmacia Corp.                                    176,301                9,213
Priority Healthcare Corp. Class B (a)               75,724                2,634
Quest Diagnostics, Inc. (a)                          1,842                  227
Schering-Plough Corp.                              127,800                4,925
St. Jude Medical, Inc.                               6,600                  378
Steris Corp.                                        12,300                  224
Stryker Corp.                                       12,880                  764
SYNAVANT, Inc.                                         630                    3
Tenet Healthcare Corp.                              82,156                3,667
Trigon Healthcare, Inc. (a)                          6,960                  419
UnitedHealth Group, Inc. (a)                       124,680                8,164
Universal Health Services, Inc.
   Class B (a)                                      14,500                1,302
Varian Medical Systems, Inc. (a)                     5,700                  393
WebMD Corp. (a)                                      2,500                   22
Wellpoint Health Networks, Inc. (a)                  6,610                  648
                                                                        -------
                                                                        180,402
                                                                        -------

INTEGRATED OILS - 4.3%
Amerada Hess Corp.                                  12,200                1,068
Burlington Resources, Inc.                          20,810                  982
Chevron Corp.                                       46,100                4,451
Conoco, Inc. Class B                               128,905                3,921
Cross Timbers Oil Co.                                7,100                  193
El Paso Corp.                                       45,999                3,165
Exxon Mobil Corp.                                  320,536               28,399
Helmerich & Payne, Inc.                              9,110                  467
Murphy Oil Corp.                                     5,600                  459
Noble Affiliates, Inc.                                  40                    2
Occidental Petroleum Corp.                         115,970                3,493
Phillips Petroleum Co.                              25,220                1,503
Royal Dutch Petroleum Co.                           10,700                  637
Texaco, Inc.                                        64,730                4,679
Unocal Corp.                                        45,370                1,731
USX-Marathon Group                                 129,160                4,128
                                                                        -------
                                                                         59,278
                                                                        -------

                                                       Diversified Equity Fund 5

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                     NUMBER              VALUE
                                                       OF                (000)
                                                     SHARES                $
                                                    --------            -------
MATERIALS AND PROCESSING - 3.9%
Air Products & Chemicals, Inc.                       124,990              5,373
AK Steel Holding Corp.                                 1,030                 13
AKZO Nobel - ADR                                      34,100              1,425
Albemarle Corp.                                        8,000                187
Alcoa, Inc.                                          196,982              8,155
American Standard Cos., Inc. (a)                      15,010                904
Archer-Daniels-Midland Co.                           115,789              1,379
Ashland, Inc.                                          9,360                403
Avery Dennison Corp.                                     200                 11
Barrick Gold Corp.                                     5,030                 83
Bemis Co., Inc.                                        3,700                139
Boise Cascade Corp.                                      100                  3
Bowater, Inc.                                          3,180                154
Centex Corp.                                          18,370                793
Crown Cork & Seal Co., Inc.                           13,400                 58
Dow Chemical Co.                                      29,936              1,001
E.I. du Pont de Nemours & Co.                         56,985              2,575
Eastman Chemical Co.                                  10,940                582
Ecolab, Inc.                                           2,400                 91
Engelhard Corp.                                       45,400              1,167
Fluor Corp. New                                       16,500                870
Freeport-McMoRan Copper & Gold,
   Inc. Class A                                          400                  5
Freeport-McMoRan Copper & Gold,
   Inc. Class B                                        1,170                 17
Georgia-Pacific Corp. (Timber Group)                   1,700                 50
Georgia-Pacific Group                                  7,601                247
Granite Construction, Inc.                               300                  8
Harsco Corp.                                           3,640                103
Illinois Tool Works, Inc.                              1,800                114
IMC Global, Inc.                                         930                 11
International Paper Co.                                6,843                268
Lafarge Corp.                                          2,300                 78
Longview Fibre Co.                                     2,900                 37
Louisiana Pacific Corp.                                5,200                 64
Masco Corp.                                           10,100                232
Minnesota Mining & Manufacturing Co.                  42,900              5,106
Nucor Corp.                                            6,700                340
Owens-Illinois, Inc. (a)                               3,680                 29
Placer Dome, Inc.                                      5,600                 57
PPG Industries, Inc.                                   7,120                378
Praxair, Inc.                                         77,260              3,657
Precision Castparts Corp.                                200                  7
Rayonier, Inc.                                           300                 13
Rohm & Haas Co.                                       44,900              1,543
Sherwin-Williams Co.                                  21,250                446
Sigma Aldrich Corp.                                   43,100              1,984
Smurfit-Stone Container Corp.                          2,400                 35
Sonoco Products Co.                                    2,570                 57
Syngenta AG - ADR                                    102,600              1,038
Timken Co.                                             7,900                135
Tyco International, Ltd.                             201,335             10,745
US Industries, Inc.                                    1,600                  8
USX-U.S. Steel Group                                     300                  6
Vulcan Materials Co.                                   5,280                244
Washington Group International, Inc.
   2003 warrants (a)                                      66                  1
Waters Corp. (a)                                       6,700                350
Westvaco Corp.                                         9,300                246
Weyerhaeuser Co.                                       6,500                368
Willamette Industries, Inc.                            7,520                367
                                                                        -------
                                                                         53,760
                                                                        -------

OTHER ENERGY - 3.0%
AES Corp. (a)                                         32,330              1,541
Anadarko Petroleum Corp.                              21,250              1,373
Apache Corp.                                          29,000              1,855
Baker Hughes, Inc.                                    14,540                571
BJ Services Co. (a)                                   10,420                857
Constellation Energy Group                            44,240              2,112
Cooper Cameron Corp. (a)                               5,200                328
Devon Energy Corp.                                    30,458              1,797
ENSCO International, Inc.                              5,030                196
EOG Resources, Inc.                                   23,980              1,112
Flowserve Corp.                                        2,540                 72
Global Marine, Inc. (a)                               19,300                555
Grey Wolf, Inc. (a)                                    8,900                 57
Halliburton Co.                                       69,000              2,981
Kerr-McGee Corp.                                      65,190              4,671
Mitchell Energy & Development
   Corp. Class A                                       3,800                211
Nabors Industries, Inc. (a)                           30,910              1,843
Noble Drilling Corp. (a)                               6,650                323
Ocean Energy, Inc.                                       630                 12
ONEOK, Inc.                                            7,400                320
Patterson Energy, Inc. (a)                             1,700                 59
Pioneer Natural Resources Co.                            210                  4
Schlumberger, Ltd.                                    67,026              4,444
Sempra Energy                                         45,270              1,253
Smith International, Inc.                             27,736              2,252
Sunoco, Inc.                                          20,520                780
Tidewater, Inc.                                        5,280                247
Tosco Corp.                                           10,190                469
Transocean Sedco Forex, Inc.                          65,700              3,566
TXU Corp.                                             52,650              2,314
Ultramar Diamond Shamrock Corp.                       35,700              1,610
Valero Energy Corp.                                   17,600                848
Vintage Petroleum, Inc.                                5,500                114
                                                                        -------
                                                                         40,747
                                                                        -------


6 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                     NUMBER              VALUE
                                                       OF                (000)
                                                     SHARES                $
                                                    --------            -------
PRODUCER DURABLES - 8.5%
Alstom - ADR (a)                                      23,100                684
AMETEK, Inc.                                             100                  3
Applied Materials, Inc. (a)                           88,320              4,822
B.F. Goodrich Co.                                     12,020                474
Bandag, Inc.                                             980                 29
Beckman Coulter, Inc.                                  7,400                263
Boeing Co. (The)                                     226,295             13,985
Caterpillar, Inc.                                     35,230              1,769
Celestica, Inc. (a)                                   93,250              4,765
Clayton Homes, Inc.                                      800                 11
Crane Co.                                              4,900                138
D.R. Horton, Inc.                                     10,768                261
Danaher Corp.                                         15,900                891
Deere & Co.                                           71,700              2,945
Dover Corp.                                            5,900                231
Emerson Electric Co.                                  40,540              2,702
General Dynamics Corp.                                65,116              5,019
General Electric Co.                                 854,587             41,473
Grainger (W.W.), Inc.                                 25,900              1,004
Honeywell International, Inc.                        147,052              7,188
Hubbell, Inc. Class B                                  4,700                130
Ingersoll-Rand Co.                                    39,050              1,835
ITT Industries, Inc.                                  10,410                459
Johnson Controls, Inc.                                13,360                967
KB HOME                                                7,740                234
Kennametal, Inc.                                       7,500                246
KLA Tencor Corporation (a)                            22,000              1,209
Lennar Corp.                                          13,580                594
Lexmark International Group, Inc.
   Class A (a)                                         2,450                151
Lockheed Martin Corp.                                 56,790              1,997
Mettler-Toledo International, Inc. (a)                 4,200                186
Molex, Inc.                                              244                 10
Northrop Grumman Corp.                                 8,460                764
Novellus Systems, Inc. (a)                            35,300              1,947
Pall Corp.                                             1,220                 29
Parker-Hannifin Corp.                                  2,950                138
Pitney Bowes, Inc.                                    10,920                416
Pulte Corp.                                            6,430                301
Raytheon Co. Class B                                  40,800              1,205
Republic Services, Inc.                                8,150                147
Rockwell International Corp.                          14,080                634
Sawtek, Inc. (a)                                         100                  2
Solectron Corp. (a)                                    3,920                100
SPX Corp.                                                910                102
Stewart & Stevenson Services, Inc.                       790                 18
Tektronix, Inc.                                       50,000              1,210
Textron, Inc.                                         38,500              2,041
Toll Brothers, Inc. (a)                                7,800                276
United Technologies Corp.                            113,830              8,887
Waste Management, Inc.                                59,160              1,443
Xerox Corp.                                           40,720                367
                                                                        -------
                                                                        116,702
                                                                        -------

TECHNOLOGY - 14.0%
3Com Corp.                                             6,500                 42
Adaptec, Inc.                                         10,180                114
Adobe Systems, Inc.                                   10,500                472
Advanced Micro Devices, Inc. (a)                      79,150              2,454
Agilent Technologies, Inc. (a)                         1,800                 70
Analog Devices, Inc. (a)                              44,060              2,084
Apple Computer, Inc.                                  84,050              2,142
Applied Micro Circuits Corp. (a)                      27,000                703
Ariba, Inc. (a)                                       14,000                108
Arrow Electronics, Inc. (a)                            7,200                202
At Home Corp. Series A                                 3,600                 14
Atmel Corp. (a)                                      129,910              1,804
Autodesk, Inc.                                        43,390              1,513
Automatic Data Processing, Inc.                       44,211              2,398
Avaya, Inc. (a)                                       50,450                746
Avnet, Inc.                                           12,400                316
AVX Corp.                                              7,880                146
BARRA, Inc. (a)                                        1,650                 76
BEA Systems, Inc. (a)                                 62,170              2,540
BMC Software, Inc. (a)                                58,400              1,413
Brocade Communications
   Systems, Inc. (a)                                  11,000                418
Cabletron Systems, Inc.                                1,460                 23
Cadence Design Systems, Inc.                          69,810              1,445
Check Point Software
   Technologies, Ltd. (a)                             24,500              1,537
CIENA Corp. (a)                                       35,580              1,959
Cirrus Logic, Inc. (a)                                32,100                522
Cisco Systems, Inc. (a)                              765,230             12,994
Comdisco, Inc.                                         3,800                 12
Commerce One, Inc. (a)                                55,000                507
COMPAQ Computer Corp.                                143,320              2,508
Computer Associates International, Inc.               15,600                502
Computer Sciences Corp. (a)                           18,400                656
Comverse Technology, Inc. (a)                         16,400              1,123
Corning, Inc.                                         76,610              1,683
Critical Path, Inc. (a)                                  700                  1
Dell Computer Corp. (a)                              178,870              4,702
DST Systems, Inc. (a)                                  5,030                247
EarthLink, Inc. (a)                                   74,561                816
eBay, Inc. (a)                                        32,040              1,617
Electronic Arts, Inc. (a)                              5,400                306
Electronic Data Systems Corp.                        109,350              7,053
EMC Corp. (a)                                        189,902              7,520
Emulex Corp.                                             400                 14
Flextronics International, Ltd. (a)                   74,760              2,010

                                                       Diversified Equity Fund 7

DIVERSIFIED EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                   --------             -------
Galileo International, Inc.                          16,710                 408
General Motors Corp. Class H (a)                      5,921                 126
GTECH Holdings Corp.                                 11,350                 370
Harris Corp.                                          5,100                 147
Hewlett-Packard Co.                                  80,860               2,299
HomeStore.com, Inc.                                   3,000                  96
IMS Health, Inc.                                     30,200                 829
Integrated Device Technology, Inc. (a)                1,300                  51
Intel Corp.                                         224,400               6,936
International Business Machines Corp.               136,170              15,679
International Game Technology (a)                    13,700                 766
International Rectifier Corp. (a)                    29,200               1,621
Internet Capital Group, Inc.                          6,000                  13
IntraNet Solutions, Inc. (a)                          2,500                  83
Intuit, Inc.                                         42,800               1,371
JDS Uniphase Corp. (a)                              136,500               2,920
Juniper Networks, Inc. (a)                           77,000               4,545
Keane, Inc.                                           3,800                  67
KEMET Corp. (a)                                       7,800                 160
Linear Technology Corp.                              42,850               2,059
MarchFirst, Inc.                                      2,900                   1
Maxim Integrated Products, Inc. (a)                  17,985                 919
Mentor Graphics Corp. (a)                             6,200                 163
Metromedia Fiber Network, Inc. Class A                4,100                  21
Microchip Technology, Inc. (a)                        3,940                 114
Micromuse, Inc.                                      14,400                 713
Micron Technology, Inc. (a)                         136,990               6,217
Microsoft Corp. (a)                                 473,866              32,104
Motorola, Inc.                                       43,640                 679
NCR Corp.                                             1,600                  75
Network Appliance, Inc. (a)                           4,510                 103
New Focus, Inc. New                                     900                  12
Nortel Networks Corp.                               149,100               2,281
NVIDIA Corp. (a)                                     25,700               2,141
Openwave Systems, Inc. (a)                            2,400                  83
Oracle Corp. (a)                                    160,720               2,597
Palm, Inc. (a)                                          141                   1
PerkinElmer, Inc.                                     3,200                 214
PMC - Sierra, Inc. (a)                                9,100                 379
Polycom, Inc. (a)                                    53,000               1,231
QUALCOMM, Inc. (a)                                  171,406               9,832
Quantum Corp. - DLT & Storage Systems                28,800                 328
RSA Security, Inc. (a)                                3,600                 115
Sanmina Corp. (a)                                    73,800               2,151
Siebel Systems, Inc. (a)                             92,576               4,220
STMicroelectronics (Regd)                             9,340                 378
Storage Technology Corp.                              7,600                  97
Sun Microsystems, Inc. (a)                          156,290               2,676
SunGard Data Systems (a)                             21,600               1,194
Sybase, Inc. (a)                                      5,650                  89
Symantec Corp. (a)                                    2,450                 159
Synopsys, Inc. (a)                                   17,110                 983
Tech Data Corp. (a)                                   3,700                 129
Texas Instruments, Inc.                              92,190               3,568
Total Systems Services, Inc.                          4,700                 133
UTStarcom, Inc. New                                   1,640                  41
VeriSign, Inc. (a)                                    2,700                 138
Veritas Software Corp. (a)                           63,029               3,757
Verity, Inc. (a)                                      3,000                  68
Vishay Intertechnology, Inc. (a)                      5,510                 137
Vitesse Semiconductor Corp. (a)                      27,000                 915
Williams Communications
   Group, Inc. New (a)                               35,856                 162
Xilinx, Inc. (a)                                     43,250               2,053
                                                                        -------
                                                                        193,449
                                                                        -------

UTILITIES - 9.9%
ADC Telecommunications, Inc.                            300                   2
Adelphia Communications Corp. (a)                     1,140                  41
AGL Resources, Inc.                                  38,600                 882
Allegheny Energy, Inc.                               17,290                 885
Alliant Energy Corp.                                  5,900                 184
Alltel Corp.                                         13,110                 716
Amdocs, Ltd. (a)                                     16,900                 995
Ameren Corp.                                         16,950                 711
American Electric Power Co., Inc.                    19,400                 957
AT&T Corp.                                          186,706               4,160
AT&T Wireless Group New (a)                         220,500               4,432
BellSouth Corp.                                     126,990               5,329
Cablevision Systems Corp. Class A                     3,000                 206
Calpine Corp. (a)                                   113,891               6,491
Centennial Cellular Corp. Class A                     1,600                  24
CenturyTel, Inc.                                      3,210                  87
Cinergy Corp.                                        16,750                 581
Comcast Corp. Special Class A (a)                   205,460               9,022
Consolidated Edison, Inc.                            15,800                 591
Cox Communications, Inc. Class A (a)                 19,900                 906
Crown Castle International Corp. (a)                  9,450                 231
Dominion Resources, Inc.                             37,900               2,596
DPL, Inc.                                            16,600                 514
DTE Energy Co.                                        6,510                 273
Duke Energy Corp.                                    26,000               1,216
Dynegy, Inc. Class A                                 33,900               1,961
Edison International                                 11,650                 115
Energy East Corp.                                       300                   6
Enron Corp.                                         118,140               7,410
Entergy Corp.                                        19,740                 799
Exelon Corp. (a)                                     50,455               3,484
FirstEnergy Corp.                                    65,440               1,983
FPL Group, Inc.                                      23,860               1,429
GPU, Inc.                                             7,110                 237
KeySpan Corp.                                        13,220                 525

8 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                     April 30, 2001 (Unaudited)

                                                                      MARKET
                                                    NUMBER             VALUE
                                                      OF               (000)
                                                    SHARES              $
                                                   --------         ----------
Level 3 Communications, Inc.                          5,750                 82
MasTec, Inc. (a)                                        730                 11
MCN Energy Group, Inc.                                3,100                 81
Mirant Corp. New (a)                                 39,973              1,631
National Fuel Gas Co.                                31,900              1,793
NICOR, Inc.                                          25,400                995
NiSource, Inc.                                       50,100              1,491
Nokia Corp. - ADR                                   247,830              8,473
Northeast Utilities                                  21,400                382
NRG Energy, Inc. (a)                                 31,700              1,133
NSTAR                                                37,400              1,508
NTL, Inc.                                             9,620                280
OGE Energy Corp.                                        600                 13
PG&E Corp.                                           38,200                343
Pinnacle West Capital Corp.                          40,850              2,050
PPL Corp.                                            28,470              1,566
Progress Energy, Inc. (a)                             4,790                212
Progress Energy, Inc. - CVO (a)                       5,500                  2
Public Service Enterprise Group, Inc.                39,460              1,833
Quanta Services, Inc.                                 1,500                 39
Questar Corp.                                         5,630                181
Qwest Communications
   International, Inc. (a)                          161,185              6,592
Reliant Energy, Inc.                                 35,940              1,781
SBC Communications, Inc.                            277,616             11,452
Southern Co.                                         23,790                556
Sprint Corp. (Fon Group)                            209,290              4,475
Sprint Corp. (PCS Group) (a)                         36,700                941
Telephone & Data Systems, Inc.                        3,760                395
Time Warner Telecom, Inc. Class A (a)                 3,600                182
UtiliCorp United, Inc.                                6,630                234
Verizon Communications, Inc.                        303,682             16,724
Viacom, Inc. Class A                                  1,300                 68
Vodafone Group PLC - ADR                             67,200              2,035
West Corp.                                              900                 23
Western Resources, Inc.                               3,900                 97
WGL Holdings, Inc. (a)                               24,700                706
Williams Cos. (The)                                  43,600              1,839
Wisconsin Energy Corp.                               18,600                409
WorldCom, Inc. (a)                                  159,040              2,902
Xcel Energy, Inc.                                    53,355              1,665
                                                                    ----------
                                                                       137,156
                                                                    ----------
TOTAL COMMON STOCKS
(cost $1,176,633)                                                    1,317,268
                                                                    ----------

SHORT-TERM INVESTMENTS - 4.8%
Frank Russell Investment Company
   Money Market Fund, due on demand (b)              58,991             58,991
United States Treasury Bills (b)(c)(d)
   4.390% due 06/21/01                                3,000              2,981
   4.400% due 06/21/01                                5,000              4,969
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $66,941)                                                          66,941
                                                                    ----------
TOTAL INVESTMENTS - 100.4%
(identified cost $1,243,574)                                         1,384,209

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                            (6,075)
                                                                    ----------
NET ASSETS - 100.0%                                                  1,378,134
                                                                    ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt
CVO - Contingent Value Obligation

                                                                    UNREALIZED
                                                    NUMBER         APPRECIATION
                                                      OF          (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS          (000)
                                                   ---------       ------------
S&P 500 Index
   expiration date 06/0                                 135           $     615

S&P Midcap 400 Index
   expiration date 06/0                                  53                 348

Nasdaq 100 Index
   expiration date 06/0                                  37                (177)
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                               $      786
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Equity Fund 9

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $1,243,574)...................................................................  $  1,384,209
Receivables:
   Dividends.........................................................................................................         1,125
   Investments sold..................................................................................................         9,892
   Fund shares sold..................................................................................................         2,213
   From Advisor......................................................................................................            30
   Daily variation margin on futures contracts.......................................................................           117
Prepaid expenses.....................................................................................................             2
Short-term investments held as collateral for securities loaned, at market...........................................        45,528
                                                                                                                        -----------
      Total assets...................................................................................................     1,443,116

LIABILITIES
Payables:
   Investments purchased...............................................................................  $     16,879
   Fund shares redeemed.................................................................................        1,434
   Accrued fees to affiliates...........................................................................        1,058
   Other accrued expenses...............................................................................           83
Payable upon return of securities loaned, at market.....................................................       45,528
                                                                                                         ------------
      Total liabilities..............................................................................................        64,982
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,378,134
                                                                                                                       ============
NET ASSETS CONSIST OF:
Undistributed net investment income..................................................................................  $        140
Accumulated net realized gain (loss).................................................................................        (9,249)
Unrealized appreciation (depreciation) on:
   Investments.......................................................................................................       140,635
   Futures contracts.................................................................................................           786
Shares of beneficial interest........................................................................................           316
Additional paid-in capital...........................................................................................  $  1,245,506
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,378,134
                                                                                                                       ============
NET ASSET VALUE, offering and redemption price per share:
   Class C ($21,383,689 divided by 496,324 shares of $.01 par value
     shares of beneficial interest outstanding)......................................................................  $      43.08
                                                                                                                       ============
  Class E ($22,372,717 divided by 513,379 shares of $.01 par value
     shares of beneficial interest outstanding)......................................................................  $      43.58
                                                                                                                       ============
  Class S ($1,334,377,346 divided by 30,626,646 shares of $.01 par value
     shares of beneficial interest outstanding)......................................................................  $      43.57
                                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

10 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends.............................................................................................  $      7,956
   Dividends from Money Market Fund......................................................................         1,776
   Interest..............................................................................................           246
                                                                                                           ------------
      Total investment income............................................................................         9,978

EXPENSES
   Advisory fees..........................................................................  $      5,055
   Administrative fees....................................................................           391
   Custodian fees.........................................................................           333
   Distribution fees - Class C............................................................            77
   Transfer agent fees....................................................................           743
   Professional fees......................................................................            42
   Registration fees......................................................................            60
   Shareholder servicing fees - Class C...................................................            26
   Shareholder servicing fees - Class E...................................................            24
   Trustees' fees.........................................................................            11
   Miscellaneous..........................................................................            53
                                                                                           -------------
   Expenses before reductions.............................................................         6,815
   Expense reductions.....................................................................           (10)
                                                                                           -------------
      Expenses, net.....................................................................................         6,805
                                                                                                         -------------
Net investment income...................................................................................         3,173
                                                                                                         -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments............................................................................      (107,567)
   Futures contracts......................................................................       (14,355)     (121,922)
                                                                                            ------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................................       (93,512)
   Futures contracts......................................................................         2,791       (90,721)
                                                                                            ------------  ------------
Net realized and unrealized gain (loss).................................................................      (212,643)
                                                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...................................................  $   (209,470)
                                                                                                          ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund 11

DIVERSIFIED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in Thousands

                                                                 SIX MONTHS ENDED
                                                                  APRIL 30, 2001        TEN MONTHS ENDED          YEAR ENDED
                                                                    (UNAUDITED)         OCTOBER 31, 2000       DECEMBER 31, 1999
                                                                ------------------     ------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income........................................     $     3,173          $      5,735          $      7,419
   Net realized gain (loss).....................................        (121,922)               26,047               257,824
   Net change in unrealized appreciation (depreciation).........         (90,721)              (99,507)              (14,918)
                                                                     -----------          ------------          ------------
      Net increase (decrease) in net assets from operations.....        (209,470)              (67,725)              250,325
                                                                     -----------          ------------          ------------

DISTRIBUTIONS
   From net investment income
      Class C...................................................              --                    --                    (1)
      Class E...................................................             (20)                  (47)                  (23)
      Class S...................................................          (3,013)               (5,444)               (8,208)
   From net realized gain
      Class C...................................................             (59)                 (375)               (1,313)
      Class E...................................................             (53)                 (303)               (1,234)
      Class S...................................................          (3,857)              (35,620)             (152,916)
                                                                     -----------          ------------          ------------
         Net decrease in net assets from distributions..........          (7,002)              (41,789)             (163,695)
                                                                     -----------          ------------          ------------
SHARE TRANSACTIONS
Net increase (decrease) in net assets from share transactions...          36,966                69,489               135,012
                                                                     -----------          ------------          ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.....................        (179,506)              (40,025)              221,642

NET ASSETS
   Beginning of period..........................................       1,557,640             1,597,665             1,376,023
                                                                     -----------          ------------          ------------
   End of period (including undistributed net investment income
      of $140 at April 30, 2001)................................     $ 1,378,134          $  1,557,640          $  1,597,665
                                                                     ===========          ============          ============


See accompanying notes which are an integral part of the financial statements.

12 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*          2000**         1999***
                                                                                       -----------    -----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................    $     50.12    $     54.13    $      52.04
                                                                                       -----------    -----------    ------------
INCOME FROM OPERATIONS
    Net investment income (loss)(a)................................................           (.12)          (.24)           (.20)
    Net realized and unrealized gain (loss)........................................          (6.79)         (2.55)           8.14
                                                                                       -----------    -----------    ------------
      Total income from operations.................................................          (6.91)         (2.79)           7.94
                                                                                       -----------    -----------    ------------
DISTRIBUTIONS
   From net investment income......................................................             --             --            (.03)
   From net realized gain..........................................................           (.13)         (1.22)          (5.82)
                                                                                       -----------    -----------    ------------
      Total distributions..........................................................           (.13)         (1.22)          (5.85)
                                                                                       -----------    -----------    ------------
NET ASSET VALUE, END OF PERIOD.....................................................    $     43.08    $     50.12    $      54.13
                                                                                       ===========    ===========    ============
TOTAL RETURN (%)(b)................................................................         (13.80)         (5.07)          15.83

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................................         21,384         21,526          14,787

   Ratios to average net assets (%)(c):
      Operating expenses...........................................................           1.96           1.94            1.94
      Net investment income (loss).................................................           (.53)          (.56)           (.41)

   Portfolio turnover rate (%).....................................................          82.41         141.75          110.36

*     For the six months ended April 30, 2001 (Unaudited).
**    For the ten months ended October 31, 2000.
***   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.

                                                      Diversified Equity Fund 13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             --------------------------------------
                                                                      2001*      2000**         1999          1998          1997***
                                                                 ------------  ------------  -----------   ------------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD...........................  $      50.55  $      54.43   $    51.40   $      43.64  $    45.55
                                                                 ------------  ------------  -----------   ------------  ----------
INCOME FROM OPERATIONS
   Net investment income (a)...................................           .05           .08          .13            .10         .06
   Net realized and unrealized gain (loss).....................         (6.85)        (2.57)        8.81          10.34        7.97
                                                                 ------------  ------------  -----------   ------------  ----------
      Total income from operations.............................         (6.80)        (2.49)        8.94          10.44        8.03
                                                                 ------------  ------------  -----------   ------------  ----------
DISTRIBUTIONS
   From net investment income..................................          (.04)         (.17)        (.09)          (.08)       (.07)
   From net realized gain......................................          (.13)        (1.22)       (5.82)         (2.60)      (9.87)
                                                                 ------------  ------------  -----------   ------------  ----------
      Total distributions......................................          (.17)        (1.39)       (5.91)         (2.68)      (9.94)
                                                                 ------------  ------------  -----------   ------------  ----------
NET ASSET VALUE, END OF PERIOD.................................  $      43.58  $      50.55  $     54.43    $     51.40  $    43.64
                                                                 ============  ============  ===========   ============  ==========
TOTAL RETURN (%)(b)............................................        (13.46)        (4.49)       17.95          24.59       15.99

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....................        22,373        19,666       12,958          9,007       2,839

   Ratios to average net assets (%)(c):
      Operating expenses.......................................          1.21          1.19         1.19           1.33        1.63
      Net investment income....................................           .22           .19          .23            .21         .10

   Portfolio turnover rate (%).................................         82.41        141.75        110.36        100.31      114.11

*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

14 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                     YEARS ENDED DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                2001*         2000**        1999         1998        1997        1996        1995
                                            ----------    -----------   ----------    ---------   ----------   ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   50.55    $    54.33     $   51.39     $   43.64   $    41.45   $   38.62  $   32.26
                                            ---------    ----------     ---------     ---------   ----------   ---------  ---------
INCOME FROM OPERATIONS
    Net investment income (a)............         .11           .19           .28           .30          .37         .48        .60
    Net realized and unrealized gain
       (loss)............................       (6.86)        (2.57)         8.79         10.34        12.06        8.15      10.63
                                            ---------    ----------     ---------     ---------   ----------   ---------  ---------
       Total income from operations......       (6.75)        (2.38)         9.07         10.64        12.43        8.63      11.23
                                            ---------    ----------     ---------     ---------   ----------   ---------  ---------

DISTRIBUTIONS
   From net investment income............        (.10)         (.18)         (.31)         (.29)        (.37)       (.48)      (.60)
   From net realized gain................        (.13)        (1.22)        (5.82)        (2.60)       (9.87)      (5.32)     (4.27)
                                            ---------    ----------     ---------     ---------   ----------   ---------  ---------
       Total distributions...............        (.23)        (1.40)        (6.13)        (2.89)      (10.24)      (5.80)     (4.87)
                                            ---------    ----------     ---------     ---------   ----------   ---------  ---------
NET ASSET VALUE, END OF PERIOD...........   $   43.57    $    50.55     $   54.33     $   51.39   $    43.64   $   41.45  $   38.62
                                            =========    ==========     =========     =========   ==========   =========  =========

TOTAL RETURN (%)(b)......................      (13.36)        (4.28)        18.21         25.11        31.32       23.29      35.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
      (in thousands).....................   1,334,377     1,516,448     1,569,920     1,367,016    1,042,620     699,691    530,645

   Ratios to average net assets (%)(c):
      Operating expenses.................         .96           .94           .93           .91          .92         .94        .95
      Net investment income..............         .47           .45           .51           .62          .80        1.18       1.56

   Portfolio turnover rate (%)...........       82.41        141.75        110.36        100.31       114.11       99.90      92.53

*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                      Diversified Equity Fund 15

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         -------
COMMON STOCKS - 93.9%
AUTO AND TRANSPORTATION - 3.2%
AirTran Holdings, Inc. (a)                               28,200             262
American Axle & Manufacturing
   Holdings, Inc. (a)                                       800              10
Arkansas Best Corp. (a)                                  17,650             347
Arnold Industries, Inc.                                   9,700             173
AutoNation, Inc. (a)                                    111,100           1,205
AutoZone, Inc. (a)                                       54,800           1,717
Bandag, Inc.                                              2,700              81
Barnes Group, Inc.                                        4,200              84
Continental Airlines, Inc. Class B (a)                    7,300             375
Cooper Tire & Rubber Co.                                 14,500             175
Dana Corp.                                                6,800             133
Dollar Thrifty Automotive Group, Inc. (a)                35,400             782
Expeditors International of Washington, Inc.              4,000             200
FedEx Corp. (a)                                          36,000           1,515
Fleetwood Enterprises, Inc.                               6,200              80
Frontier Airlines, Inc. (a)                              22,350             336
GATX Corp.                                               24,800             988
Goodyear Tire & Rubber Co.                                6,800             168
Landstar Systems, Inc. (a)                                7,100             464
Lear Corp. (a)                                            6,000             216
Midas, Inc.                                               5,300              79
Navistar International Corp. (a)                         47,000           1,214
Newport News Shipbuilding, Inc.                          20,200           1,306
Northwest Airlines Corp. Class A (a)                      4,600             115
Offshore Logistics, Inc. (a)                             76,700           2,034
OMI Corp. (a)                                            99,800             741
Polaris Industries, Inc.                                 24,700             956
Ryder System, Inc.                                      130,300           2,582
Sonic Automotive, Inc. (a)                               25,400             267
Stelmar Shipping, Ltd. (a)                               47,800             750
Tower Automotive, Inc. (a)                               22,000             233
UAL Corp.                                                38,400           1,364
United Auto Group, Inc. (a)                               5,600              85
USFreightways Corp.                                      51,600           1,352
Wabtec Corp.                                             76,800           1,026
                                                                        -------
                                                                         23,415
                                                                        -------

CONSUMER DISCRETIONARY - 14.5%
Aaron Rents, Inc.                                         9,100             157
Abercrombie & Fitch Co. Class A (a)                      19,800             659
Adminstaff, Inc. (a)                                     18,700             451
Advo Systems, Inc. (a)                                    5,200             169
American Eagle Outfitters, Inc. (a)                      34,150           1,270
Anchor Gaming (a)                                         3,400             185
AnnTaylor Stores Corp. (a)                               12,000             327
Apollo Group, Inc. Class A (a)                           25,600             796
Applebee's International, Inc.                           38,800           1,626
Arbitron, Inc. (a)                                       14,880             311
Argosy Gaming Co. (a)                                    50,500           1,409
Aztar Corp. (a)                                          44,300             575
Bacou USA, Inc. (a)                                       3,000              76
Banta Corp.                                              61,000           1,592
Belo (A.H.) Corp. Series A                               31,300             552
BJ's Wholesale Club, Inc. (a)                             7,700             349
Blockbuster Entertainment Corp.                          17,400             325
Bowne & Co., Inc.                                        26,900             269
Brinker International, Inc. (a)                           3,450              99
Brown Shoe Co., Inc.                                     30,900             610
Brunswick Corp.                                          34,200             686
Callaway Golf Co.                                         5,800             141
Career Education Corp. (a)                               24,000           1,208
Carter-Wallace, Inc.                                     17,600             400
Cato Corp. Class A                                       18,500             326
CBRL Group, Inc.                                         34,600             683
CEC Entertainment, Inc. (a)                              22,075           1,131
Central Garden & Pet Co. (a)                             20,300             194
Chicos Fas, Inc. (a)                                      8,600             384
Claire's Stores, Inc.                                    75,100           1,431
Columbia Sportswear Co. (a)                              14,200             967
Consolidated Stores Corp. (a)                            14,500             160
Copart, Inc. (a)                                          9,000             206
Corinthian Colleges, Inc. New (a)                        18,900             775
Corporate Executive Board Co., (The) (a)                 47,200           1,569
Darden Restaurants, Inc.                                 23,500             642
Deluxe Corp.                                             10,300             268
DeVry, Inc. (a)                                          37,600           1,188
Dress Barn, Inc. (a)                                     11,200             271
Edison Schools, Inc. (a)                                 52,100           1,004
Education Management Corp. (a)                            4,700             147
Emmis Communications Corp. Class A (a)                   22,500             574
Energizer Holdings, Inc. (a)                             18,800             448
Equity Inns, Inc.                                        14,400             113
Extended Stay America, Inc. (a)                          56,600             897
F.Y.I., Inc. (a)                                         13,900             483
Federated Department Stores, Inc. (a)                    41,900           1,800
Flowers Foods, Inc. (a)                                   4,400             120
Footstar, Inc. (a)                                       31,000           1,132
Genesco, Inc. (a)                                        29,300             838
Genlyte Group, Inc. (The) (a)                             4,100             114
Getty Images, Inc. (a)                                   13,700             345
Grey Global Group, Inc.                                   3,359           2,045
Guitar Center, Inc. (a)                                   5,700             105
Handleman Co. (a)                                        17,900             202
Harte Hanks Communications                               54,500           1,254
Haverty Furniture Co., Inc.                               6,600              92
Hearst-Argyle Television, Inc. (a)                       55,900           1,286
Hilton Hotels Corp.                                      15,900             176
Hot Topic, Inc. (a)                                      42,600           1,424
IHOP Corp. (a)                                            1,900              39

16 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         -------
Insight Communications Co., Inc.
   Class A (a)                                           52,300           1,451
Interpublic Group Cos., Inc. (The)                       50,900           1,728
Jack in the Box, Inc. (a)                                44,500           1,178
Jones Apparel Group, Inc. (a)                             5,700             227
K-Swiss, Inc. Class A                                     3,800              90
Krispy Kreme Doughnuts, Inc. New (a)                     21,000             853
Lamar Advertising Co. Class A (a)                        36,700           1,418
Landry's Seafood Restaurants, Inc.                       19,500             236
Lee Enterprises, Inc.                                    51,000           1,586
Liz Claiborne, Inc.                                      14,500             713
Lone Star Steakhouse & Saloon                            29,600             357
Mandalay Resort Group (a)                                 8,000             190
Manpower, Inc.                                            5,900             191
MAXIMUS, Inc. (a)                                        16,500             584
McClatchy Co. (The) Class A                              48,075           1,971
McGraw-Hill, Inc.                                        31,400           2,034
Meredith Corp.                                           17,500             660
MGM Grand, Inc.                                           4,200             126
Modis Professional Services, Inc. (a)                   107,300             558
MSC Industrial Direct Co., Inc. Class A (a)               7,500             120
Neiman Marcus Group, Inc. (The)
   Class A (a)                                            8,800             286
Oakley, Inc. (a)                                         74,500           1,769
On Assignment, Inc. (a)                                  25,300             433
Pactiv Corp. (a)                                         80,500           1,125
Park Place Entertainment Corp. (a)                      131,500           1,462
Payless ShoeSource, Inc. (a)                             21,200           1,352
Penn National Gaming, Inc. (a)                            5,500              90
Penton Media, Inc.                                      138,217           2,722
Pep Boys - Manny, Moe & Jack                             39,100             187
Phillips-Van Heusen Corp.                                16,300             245
Pier 1 Imports, Inc.                                    134,400           1,492
Pittston Brink's Group                                   67,000           1,427
Playtex Products, Inc. (a)                               87,900             826
Polo Ralph Lauren Corp. Class A (a)                      27,000             702
Pre-paid Legal Services, Inc. (a)                        55,900           1,230
Prime Hospitality Corp. (a)                              23,900             246
PRIMEDIA, Inc. (a)                                      202,900           1,508
R.H. Donnelley Corp. (a)                                 53,800           1,533
Radio One, Inc. (a)                                      26,800             504
RARE Hospitality International, Inc. (a)                 17,400             486
Reader's Digest Association, Inc. Class A                 3,400              94
Reebok International, Ltd. (a)                           23,700             607
Rent-A-Center, Inc. (a)                                  46,900           1,698
Revlon, Inc. Class A (a)                                  8,800              57
Ross Stores, Inc.                                        76,300           1,677
Ruby Tuesday, Inc.                                       50,800             968
Russell Corp.                                            11,300             217
Ryan's Family Steak Houses, Inc. (a)                    132,600           1,589
Sabre Holdings Corp.                                     20,000             997
Saks, Inc. (a)                                           30,200             359
Salton, Inc. (a)                                         11,150             193
Scholastic Corp. (a)                                     35,200           1,469
Schultz Sav-o Stores, Inc.                               90,500           1,081
SCP Pool Corp. (a)                                       31,800           1,002
Scripps (E.W.) Co. Class A                               22,500           1,445
Six Flags, Inc. (a)                                      38,800             851
Skechers U.S.A., Inc. Class A (a)                        38,400           1,384
Sovran Self Storage, Inc.                                43,600           1,075
Spiegel, Inc. Class A                                    11,500              76
Stanley Works, (The)                                      5,700             207
Stein Mart, Inc. (a)                                      6,200              67
Steven Madden, Ltd. (a)                                   9,500             169
Sturm, Ruger & Co., Inc.                                 10,300             101
Sylvan Learning Systems, Inc. (a)                        48,400             979
Talbots, Inc.                                            17,600             737
Tetra Technologies, Inc. (a)                             60,000           1,465
Tiffany & Co.                                            16,500             535
Timberland Co. Class A (a)                               14,600             720
TMP Worldwide, Inc. (a)                                   1,800              87
Tommy Hilfiger Corp. (a)                                 24,700             298
Topps Co., Inc. (a)                                      53,000             522
Toro Co.                                                 23,800           1,098
Toys "R" Us, Inc. (a)                                    16,400             407
Triarc Co., Inc. Class A (a)                              3,500              90
Tricon Global Restaurants, Inc. (a)                       9,300             417
True North Communications, Inc.                           4,700             180
Tupperware Corp.                                          4,500              99
United Natural Foods, Inc. (a)                           15,300             214
United Stationers, Inc. (a)                              20,500             584
United Television, Inc.                                  10,450           1,294
URS Corp. (a)                                             9,100             196
Venator Group, Inc. (a)                                  30,200             400
Viad Corp.                                               42,200           1,049
Wallace Computer Services, Inc.                           6,700             120
Washington Post Co (The), Class B                         4,200           2,440
Wilsons The Leather Experts, Inc. (a)                     3,500              77
WMS Industries, Inc. (a)                                 26,600             555
World Wrestling Federation
   Entertainment, Inc. (a)                               24,300             331
                                                                        -------
                                                                        107,248
                                                                        -------

CONSUMER STAPLES - 3.9%
J.M. Smucker Co., (The)                                  10,400             272
Alberto-Culver Co. Class B                                1,700              69
Coca-Cola Bottling Co. Consolidated                      32,200           1,279
Constellation Brands, Inc. Class A (a)                   29,600           1,931
Coors (Adolph) Co. Class B                               30,000           1,560
Dole Food Co., Inc.                                      17,000             255
Fleming Cos., Inc.                                        5,400             159
Great Atlantic & Pacific Tea Co., Inc.                    3,100              38

                                                         Special Growth Fund 17

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------         -------
Hain Celestial Group, Inc. (a)                            28,500             713
Hormel Foods Corp.                                        34,400             709
Ingles Markets, Inc.                                       3,300              42
Interstate Bakeries Corp.                                  7,800             109
McCormick & Co., Inc.                                      2,500              98
Pathmark Stores, Inc. (a)                                 34,300             652
Pepsi Bottling Group, Inc. (The)                         127,100           5,087
PepsiAmericas, Inc.                                      146,200           2,171
Performance Food Group Co. (a)                            21,000           1,133
R.J. Reynolds Tobacco Holdings, Inc.                      71,500           4,188
Ralcorp Holdings, Inc. (a)                                15,000             251
Robert Mondavi Corp. Class A (a)                           1,500              65
Schweitzer-Mauduit International, Inc.                    11,700             251
Smithfield Foods, Inc. (a)                                30,000           1,028
Suiza Foods Corp. (a)                                     55,700           2,582
SuperValu, Inc.                                           87,200           1,192
Tootsie Roll Industries, Inc.                             31,250           1,511
Universal Corp.                                           26,900           1,041
Winn-Dixie Stores, Inc.                                    6,800             215
                                                                         -------
                                                                          28,601
                                                                         -------

FINANCIAL SERVICES - 18.6%
Advanta Corp. Class A                                     45,400             651
Affiliated Managers Group, Inc. (a)                       22,100           1,242
Alexandria Real Estate Equities, Inc. (e)                  6,700             249
Allmerica Financial Corp.                                 23,300           1,177
AMBAC Financial Group, Inc.                               14,550             783
American Capital Strategies, Ltd.                         13,900             368
American Financial Group, Inc.                            13,100             348
American National Insurance Co.                            1,200              89
AmeriCredit Corp. (a)                                     70,200           3,253
Andover Bancorp, Inc.                                      2,000              71
Archstone Communities Trust (e)                            3,200              82
Associated Banc-Corp.                                     19,580             684
Astoria Financial Corp.                                   34,000           1,967
BancWest Corp.                                            30,200             753
Bank of Granite Corp.                                      4,000              80
Banknorth Group, Inc.                                     97,480           1,928
Bay View Capital Corp.                                    17,900              93
Bay View Capital Corp. Rights (a)                         17,900               7
Bear Stearns Cos., Inc. (The)                             37,734           1,898
Bedford Property Investors, Inc. (e)                      17,000             324
BlackRock, Inc. New (a)                                   11,900             402
Boykin Lodging Co. (e)                                    29,329             341
Brandywine Realty Trust (e)                               24,000             473
Brookline Bancorp, Inc.                                    9,700             126
Burnham Pacific Properties, Inc. (e)                      27,100             131
Capital Automotive (e)                                    20,200             320
Capitol Federal Financial                                 18,700             295
Capstead Mortgage Corp.                                    5,100              80
Cathay Bancorp, Inc.                                      12,700             726
CBL & Associates Properties, Inc. (e)                     33,000             909
Charter Municipal Mortgage Acceptance Co.                  6,400              98
City National Corp.                                       34,900           1,349
Colonial BancGroup, Inc.                                 133,300           1,660
Commerce Bancorp, Inc.                                    20,635           1,424
Commerce Bancshares, Inc.                                  6,300             214
Commerce Group, Inc.                                      10,400             358
Commonwealth Bancorp, Inc.                                 6,600             123
Compass Bancshares, Inc.                                   4,600             106
Concord EFS, Inc. (a)                                     27,500           1,280
Conseco, Inc.                                            154,700           2,943
CORUS Bankshares, Inc.                                     4,800             246
Countrywide Credit Industries, Inc.                       65,400           2,791
Cousins Properties, Inc. (e)                              13,000             339
Crescent Real Estate Equities, Co. (e)                    12,688             302
Cullen Frost Bankers, Inc.                                38,300           1,226
Delphi Financial Group, Inc.                               3,400             108
Dime Bancorp, Inc.                                        32,600           1,087
Dime Community Bancorp, Inc.                              11,300             332
Doral Financial Corp.                                     46,400           1,503
Downey Financial Corp.                                    26,555           1,143
Duke-Weeks Realty Corp. (e)                               25,799             594
DVI, Inc. (a)                                              8,100             113
East West Bancorp, Inc.                                   14,800             307
EastGroup Properties, Inc.                                13,500             291
Edwards (A.G.), Inc.                                      14,800             602
Entertainment Properties Trust (e)                        52,700             833
Equity Office Properties Trust (e)                        48,500           1,385
Everest Reinsurance Group, Ltd.                           13,000             830
F&M Bancorp                                                2,600              67
F&M National Corp.                                         2,200              83
FelCor Lodging Trust, Inc. (e)                            33,625             739
Fidelity National Financial, Inc.                         25,890             606
FINOVA Group, Inc.                                       113,400             228
First American Financial Corp.                            56,700           1,131
First Bancorp.                                             5,100             131
First Citizens BancShares, Inc.                            1,600             151
First Commonwealth Financial Corp.                         5,200              62
First Industrial Realty Trust, Inc. (e)                   39,600           1,218
First Niagara Financial Group, Inc.                        5,600              68
First Tennessee National Corp.                            21,700             709
FirstFed Financial Corp. (a)                              19,000             570
Gabelli Asset Management, Inc. (a)                         1,900              75
Gables Residential Trust                                  52,000           1,498
Gallagher (Arthur J.) & Co.                               21,000             530
GBC Bancorp                                               29,900             743
Glenborough Realty Trust, Inc. (e)                         4,400              77
Golden State Bancorp, Inc.                                64,000           1,907
Great Lakes, Inc.                                          2,900              49
Greater Bay Bancorp                                       29,600             808
Greenpoint Financial Corp.                                72,700           2,675

18 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------         -------
Hamilton Bancorp, Inc. (a)                                 8,200              61
Harbor Florida Bancshares, Inc.                            8,200             131
Harleysville Group, Inc.                                   6,000             162
Health Care, Inc.                                         12,000             280
Heller Financial, Inc. Class A                            36,100           1,152
Hibernia Corp. Class A                                    40,400             659
Highwoods Properties, Inc. (e)                            18,300             470
Hospitality Properties Trust (e)                          26,500             698
Host Marriott Corp. (e)                                   72,600             936
HRPT Properties Trust                                    114,900           1,008
Independence Community Bank Corp.                         19,900             368
IndyMac Bancorp, Inc. (a)                                 91,300           2,091
Innkeepers USA Trust                                      33,511             380
Investment Technology Group (a)                           26,200           1,277
Investors Financial Services Corp.                        40,600           2,905
IPC Holdings, Ltd.                                        71,400           1,637
IRT Property Co.                                          12,200             118
iStar Financial, Inc.                                      7,700             193
Jack Henry & Associates, Inc.                             47,200           1,331
JDN Realty Corp. (e)                                      18,900             225
Jefferies Group, Inc.                                     54,600           1,755
Kansas City Life Insurance Co.                             4,300             163
LaBranche & Co., Inc. (a)                                 15,600             562
LandAmerica Financial Group, Inc.                         41,500           1,245
LaSalle Hotel Properties (e)                              12,200             207
Legg Mason, Inc.                                          45,700           2,188
Liberty Corp.                                             24,800             888
Liberty Financial Cos., Inc.                              13,400             558
LNR Property Corp.                                        65,500           1,867
MAF Bancorp, Inc.                                         50,900           1,372
Markel Corp. (a)                                          14,500           2,845
Medical Assurance, Inc. (a)                                2,140              33
Mercantile Bankshares Corp.                               16,000             601
MeriStar Hospitality Corp. (e)                            32,560             654
Metris Companies, Inc.                                    25,500             765
Mid-America Apartment
   Communities, Inc. (e)                                   6,100             140
MONY Group, Inc. (The)                                    27,700             974
Moody's Corp.                                             43,800           1,375
National Commerce Bancorp                                 19,700             491
National Health Investors, Inc.                           44,300             465
National Western Life Insurance Co.
   Class A (a)                                             2,300             242
Nationwide Financial Services, Inc.
   Class A                                                25,700           1,053
New Century Financial Corp. (a)                           10,700              92
New Plan Excel Realty Trust                               46,300             729
New York Community Bancorp, Inc.                           1,500              51
North Fork Bancorp, Inc.                                  65,600           1,742
OceanFirst Financial Corp.                                 9,800             220
Ohio Casualty Corp.                                       26,800             249
Old Republic International Corp.                          77,200           2,230
Pacific Century Financial Corp.                           59,800           1,340
Pan Pacific Retail Properties, Inc. (e)                    3,200              72
Parkway Properties, Inc.                                     800              23
Paychex, Inc.                                             14,100             487
People's Bank                                              3,000              68
PFF Bancorp, Inc.                                         13,100             284
PMI Group, Inc. (The)                                      6,900             444
Popular, Inc.                                             16,000             487
Prentiss Properties Trust (e)                             22,000             558
Presidential Life Corp.                                    2,600              45
Protective Life Corp.                                     35,500           1,062
Provident Bankshares Corp.                                 7,277             163
PS Business Parks, Inc. (e)                                3,200              86
R&G Financial Corp.                                       11,200             218
Radian Group, Inc.                                        56,556           4,382
Raymond James Financial, Inc.                             44,500           1,351
Reckson Associates Realty Corp. (e)                       32,900             773
RenaissanceRe Holdings, Ltd.                              30,700           1,962
Republic Bancorp, Inc.                                     6,171              82
RFS Hotel Investors, Inc. (e)                             23,700             341
RLI Corp.                                                  2,100              84
Roslyn Bancorp, Inc.                                      32,100             819
SAFECO Corp.                                              90,100           2,406
Security Capital Group, Inc. Class B (a)                  38,100             789
SEI Investments Co.                                        7,200             289
Senior Housing Properties Trust                           12,500             150
Silicon Valley Bancshares (a)                              7,200             180
SL Green Realty Corp. (e)                                 12,000             343
Smith (Charles E.) Residential
   Realty, Inc. (e)                                       40,000           1,800
Southwest Bancorporation of
   Texas, Inc. (a)                                        15,000             503
Southwest Securities Group, Inc.                          29,620             656
Sovereign Bancorp, Inc.                                  241,100           2,558
St. Joe Co. (The) (e)                                     66,100           1,625
Stancorp Financial Group, Inc.                            20,600             942
Starwood Hotels & Resorts
   Worldwide, Inc. Class B                                18,200             657
Staten Island Bancorp, Inc.                               17,600             484
Sterling Bancshares, Inc.                                 13,000             234
Stewart Information Services Corp.                         7,800             132
T. Rowe Price Group, Inc.                                 12,000             417
TCF Financial Corp.                                        8,200             312
Texas Regional Bancshares, Inc. Class A                    3,410             123
Torchmark Corp.                                            4,300             163
Tucker Anthony Sutro Corp.                                 6,800             141
UCBH Holdings, Inc.                                       28,600             790
UICI (a)                                                  13,100             118
UMB Financial Corp.                                        1,760              65
Union Planters Corp.                                      31,475           1,196

                                                          Special Growth Fund 19

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         -------
Unitrin, Inc.                                             5,500             204
Washington Real Estate Investment Trust                  11,200             245
Watson Wyatt & Co. Holdings (a)                          64,200           1,204
Webster Financial Corp.                                  54,800           1,746
Weingarten Realty Investors                               7,400             314
Westamerica Bancorporation                               30,800           1,127
Whitney Holding Corp.                                     4,300             172
XL Capital, Ltd. Class A                                 22,000           1,558
                                                                        -------
                                                                        138,174
                                                                        -------

HEALTH CARE - 11.3%
Abgenix, Inc. (a)                                        23,700             889
Affymetrix, Inc. (a)                                     17,100             565
Albany Molecular Research, Inc. (a)                       1,400              44
Alexion Pharmaceuticals, Inc. (a)                        19,100             446
Alkermes, Inc. (a)                                       51,800           1,587
AmeriSource Health Corp. Class A (a)                     26,400           1,426
Apogent Technologies, Inc. (a)                           24,000             552
Applera Corp. - Celera Genomics Group (a)                 2,400              99
Apria Healthcare Group, Inc. (a)                          3,500              91
Bard (C.R.), Inc.                                        61,800           2,720
Barr Laboratories, Inc. (a)                              16,600             962
Bausch & Lomb, Inc.                                       7,500             320
Bergen Brunswig Corp. Class A                           163,500           2,992
Bio-Rad Laboratories, Inc. Class A (a)                    1,800              74
Biogen, Inc. (a)                                          3,800             246
Biomet, Inc.                                             18,200             778
Caremark Rx, Inc. (a)                                   274,300           4,348
Cephalon, Inc. (a)                                        8,500             541
Cerner Corp. (a)                                         31,900           1,436
Charles River Laboratories
   International, Inc. (a)                               57,000           1,414
Conmed Corp. (a)                                          4,800             104
Cooper Companies, Inc.                                   15,400             684
Covance, Inc. (a)                                        89,500           1,472
Cytyc Corp. (a)                                           9,300             219
Datascope Corp.                                           5,600             212
DaVita, Inc. (a)                                         47,400             834
DENTSPLY International, Inc.                             17,100             670
Diagnostic Products Corp.                                 6,700             441
Drugstore.com, Inc. (a)                                  17,600              22
Edwards Lifesciences Corp. (a)                           40,700             881
Enzon, Inc. (a)                                           8,300             495
Express Scripts, Inc. Class A (a)                        21,100           1,791
First Health Group Corp. (a)                             55,900           2,893
Genencor International, Inc. (a)                         11,000             150
Gentiva Health Services, Inc. (a)                         7,500             140
Gilead Sciences, Inc. (a)                                14,200             696
Health Net, Inc. (a)                                    106,600           2,297
HEALTHSOUTH Corp. (a)                                   234,800           3,298
Henry Schein, Inc. (a)                                   21,700             834
Hillenbrand Industries, Inc.                              4,600             232
Humana, Inc. (a)                                         13,000             128
ICOS Corp. (a)                                            3,800             219
Immunomedics, Inc. (a)                                   44,200             605
InforMax, Inc. (a)                                       33,400             125
Invitrogen Corp. (a)                                     43,500           3,067
Isis Pharmaceuticals (a)                                  4,300              47
King Pharmaceuticals, Inc. (a)                           10,900             459
Laboratory Corp. of America Holdings (a)                  7,100           1,001
Large Scale Biology Corp. (a)                            28,300             118
LifePoint Hospitals, Inc. (a)                            34,400           1,194
Lincare Holdings, Inc. (a)                               58,800           2,932
Manor Care, Inc. (a)                                      4,900             114
Medicines Co. (The) (a)                                  35,700             387
Medicis Pharmaceutical Corp. Class A. (a)                33,700           1,675
Medquist, Inc. (a)                                       21,500             580
Mid Atlantic Medical Services, Inc. (a)                  32,600             663
National Data Corp.                                       7,800             223
Neurogen Corp. (a)                                        2,800              62
Omnicare, Inc.                                          111,200           2,469
OSI Pharmaceuticals, Inc. (a)                            15,700             806
Owens & Minor, Inc., Holding Co.                         32,800             638
Oxford Health Plans, Inc. (a)                            57,300           1,782
PacifiCare Health Systems, Inc. (a)                      65,700           2,325
Parexel International Corp. (a)                          19,300             242
Patterson Dental Co. (a)                                 25,800             788
Perrigo Co. (a)                                          17,500             209
Pharmaceutical Product
   Development, Inc. (a)                                 12,500             744
POZEN, Inc. New (a)                                       5,500              39
PRAECIS Pharmaceuticals, Inc. (a)                        39,500             867
Professional Detailing, Inc. (a)                          3,100             227
Protein Design Labs, Inc. (a)                             2,100             135
Province Healthcare Co. (a)                               6,200             159
Quest Diagnostics, Inc. (a)                              21,000           2,587
RehabCare Group, Inc. (a)                                 3,900             146
Renal Care Group, Inc. (a)                               64,000           1,829
Respironics, Inc. (a)                                    37,100           1,178
Rightchoice Managed Care, Inc. (a)                       25,000           1,015
SangStat Medical Corp. (a)                              109,100           1,213
SpaceLabs, Inc. (a)                                      56,900             563
St. Jude Medical, Inc. (a)                               37,900           2,170
Sybron Dental Specialties, Inc. (a)                      13,366             267
Syncor International Corp. (a)                           18,800             663
Tenet Healthcare Corp.                                   33,100           1,478
Teva Pharmaceutical Industries, Ltd. - ADR                7,400             403
Triad Hospitals, Inc. (a)                                31,400             969
Trigon Healthcare, Inc. (a)                              33,300           2,005
Universal Health Services, Inc. Class B (a)               5,800             521
US Oncology, Inc. (a)                                    22,800             204
Varian Medical Systems, Inc. (a)                         12,800             882

20 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                       --------          -------
Vertex Pharmaceuticals, Inc. (a)                          1,800               69
VISX, Inc. (a)                                           14,000              284
                                                                         -------
                                                                          83,370
                                                                         -------

INTEGRATED OILS - 1.6%
Cross Timbers Oil Co.                                   149,800            4,066
Helmerich & Payne, Inc.                                  32,000            1,639
HS Resources, Inc. (a)                                   16,400              814
Sunoco, Inc.                                             76,400            2,905
Tesoro Petroleum Corp. (a)                               36,900              550
Unit Corp. (a)                                           19,900              403
Unocal Corp.                                             41,000            1,565
                                                                         -------
                                                                          11,942
                                                                         -------

MATERIALS AND PROCESSING - 5.6%
Advanced Energy Industries, Inc. (a)                      8,100              281
AK Steel Holding Corp.                                  120,800            1,567
Albany International Corp. Class A (a)                   14,900              295
Albemarle Corp.                                          13,200              308
AMCOL International Corp.                                 5,000               24
AptarGroup, Inc.                                         37,900            1,197
Arch Chemicals, Inc.                                      5,300              103
Ashland, Inc.                                            33,300            1,434
Ball Corp.                                                9,700              446
Bethlehem Steel Corp. (a)                               162,400              575
Bowater, Inc.                                             6,100              296
Cabot Corp.                                               9,300              302
Calgon Carbon Corp.                                     145,300            1,184
Carpenter Technology Corp.                                9,600              252
Centex Corp.                                             66,900            2,888
Century Aluminum Co.                                      8,000              178
Chemed Corp.                                              9,000              309
Cleveland-Cliffs, Inc.                                    6,100              117
Crown Cork & Seal Co., Inc.                             110,500              476
Cytec Industries, Inc. (a)                               46,800            1,531
Eastman Chemical Co.                                      8,000              426
Ecolab, Inc.                                              7,300              276
Engelhard Corp.                                          11,200              288
Fluor Corp. New                                           6,100              322
FMC Corp. (a)                                            14,400            1,032
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)                                             69,900              990
Georgia Gulf Corp.                                        9,100              167
Georgia-Pacific Corp. (Timber Group)                      2,400               71
Greif Bros. Corp. Class A                                 8,900              257
Harland (John H.) Co.                                    18,700              406
Hughes Supply, Inc.                                       6,800              103
IMC Global, Inc.                                         28,600              343
Interface, Inc.                                           7,500               58
Kaydon Corp.                                             34,700              889
Lennox International, Inc.                                7,300               78
Lone Star Technologies, Inc. (a)                          4,500              237
Longview Fibre Co.                                        8,800              112
Lubrizol Corp.                                            5,300              155
Lyondell Petrochemical Co.                               34,500              542
Martin Marietta Materials, Inc.                          17,000              781
Maverick Tube Corp. (a)                                  34,400              839
Mead Corp.                                                4,100              116
Minerals Technologies, Inc.                              33,500            1,285
NCH Corp.                                                   100                6
NL Industries, Inc.                                       6,900              104
Nucor Corp.                                              30,500            1,547
Olin Corp.                                               34,000              644
OM Group                                                 14,600              799
P.H. Glatfelter Co.                                      11,700              168
Pentair, Inc.                                             2,100               65
Phelps Dodge Corp.                                        7,700              344
Plum Creek Timber Co., Inc.                              47,200            1,186
PolyOne Corp.                                            40,300              341
Pope & Talbot, Inc.                                       6,700               92
Precision Castparts Corp.                                59,200            2,213
Ryerson Tull, Inc.                                        9,000               98
Sealed Air Corp. (a)                                     25,600              993
Shaw Group, Inc. (The) (a)                                9,600              547
Sherwin-Williams Co.                                      6,900              145
SIFCO Industries                                        145,400              691
Sigma Aldrich Corp.                                       4,400              203
Solutia, Inc.                                             5,800               74
Southern Peru Copper Corp.                               15,500              217
SPS Technologies, Inc. (a)                               36,000            1,753
Standex International Corp.                               3,500               84
Stericycle, Inc. (a)                                     31,400            1,316
Temple-Inland, Inc.                                       2,200              112
Texas Industries, Inc.                                   34,800            1,068
Timken Co.                                                4,800               82
US Industries, Inc.                                      15,500               79
USG Corp.                                                19,800              215
USX-U.S. Steel Group                                     52,600              968
Washington Group International,
 Inc. (a)                                                10,800               12
Waters Corp. (a)                                         12,200              637
Webb (Del E.) Corp. (a)                                  18,800              635
Westvaco Corp.                                            6,300              166
Wolverine Tube, Inc. (a)                                  9,800              138
                                                                         -------
                                                                          41,278
                                                                         -------

OTHER ENERGY - 7.7%
Arch Coal, Inc.                                           7,800              241
Barrett Resources Corp. (a)                               6,100              393
BJ Services Co. (a)                                      18,300            1,505
Brown (Tom), Inc. (a)                                    36,400              932
Cleco Corp.                                               5,600              252
CONSOL Energy, Inc.                                       3,700              142

                                                          Special Growth Fund 21

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------         -------
Cooper Cameron Corp. (a)                                  16,000           1,009
Devon Energy Corp.                                        20,400           1,204
EEX Corp. (a)                                             24,500             102
ENSCO International, Inc.                                  6,100             237
EOG Resources, Inc.                                       79,800           3,702
Equitable Resources, Inc.                                 10,400             832
Global Industries, Inc. (a)                               56,900             909
Global Marine, Inc. (a)                                   65,000           1,869
Hanover Compressor Co. (a)                                76,300           2,777
Horizon Offshore, Inc. (a)                                20,800             504
Kerr-McGee Corp.                                           7,100             509
Key Energy Group, Inc. (a)                                25,600             337
Key Production, Inc. (a)                                  11,400             256
Kinder Morgan, Inc.                                       32,000           1,878
Louis Dreyfus Natural Gas Corp. (a)                       29,200           1,113
Marine Drilling Co, Inc. (a)                              36,900           1,106
Mitchell Energy & Development
   Corp. Class A                                           8,200             455
Nabors Industries, Inc. (a)                               48,000           2,862
National-Oilwell, Inc. (a)                                37,100           1,467
Newfield Exploration Co. (a)                               1,500              54
Noble Drilling Corp. (a)                                   5,100             247
Northwestern Corp.                                         6,800             170
NS Group, Inc.                                            16,800             275
Ocean Energy, Inc.                                         9,300             172
ONEOK, Inc.                                               15,100             653
Parker Drilling Co. (a)                                   75,400             471
Patterson Energy, Inc. (a)                                12,300             424
Penn Virginia Corp.                                       12,900             574
Pioneer Natural Resources Co. (a)                         63,400           1,212
Pride International, Inc. (a)                             42,100           1,121
Rowan Cos., Inc. (a)                                      64,000           2,124
Santa Fe International Corp.                              94,100           3,576
Seacor Holdings, Inc. (a)                                  3,000             137
Seitel, Inc. (a)                                          26,100             509
Sempra Energy                                             28,600             791
Smith International, Inc. (a)                             19,800           1,608
Talisman Energy, Inc. (a)                                 38,485           1,567
Tidewater, Inc.                                           44,700           2,095
Transocean Sedco Forex, Inc.                              13,000             706
Ultramar Diamond Shamrock Corp.                           17,100             771
UTI Energy Corp. (a)                                       5,400             186
Valero Energy Corp.                                      128,300           6,178
Varco International, Inc. (a)                             63,000           1,473
Vintage Petroleum, Inc.                                  163,050           3,369
                                                                         -------
                                                                          57,056
                                                                         -------

PRODUCER DURABLES - 7.4%
AGCO Corp.                                                37,700             328
AMETEK, Inc.                                               9,700             268
ANTEC Corp. (a)                                           61,000             503
Applied Industrial Technology, Inc.                        5,700             108
Armor Holdings, Inc. (a)                                   5,900              98
B.F. Goodrich Co.                                         20,600             812
Beckman Coulter, Inc.                                      8,000             284
Belden, Inc.                                              21,300             503
Briggs & Stratton Corp.                                    2,200              89
Cohu, Inc.                                                59,600           1,079
CoorsTek, Inc. (a)                                        53,900           1,982
D.R. Horton, Inc.                                         72,585           1,758
Diebold, Inc.                                              4,900             160
DuPont Photomasks, Inc. (a)                                3,700             206
EMCOR Group, Inc. (a)                                     10,100             358
ESCO Technologies, Inc. (a)                                4,700             119
GenCorp, Inc.                                             22,500             270
General Cable Corp.                                       25,300             301
General Dynamics Corp.                                    25,000           1,927
GenRad, Inc. (a)                                          21,200             154
Gentex Corp. (a)                                          24,000             648
Herman Miller, Inc.                                       32,800             871
Hubbell, Inc. Class B                                     35,700             986
Ingersoll-Rand Co.                                         8,000             376
ITT Industries, Inc.                                      21,000             925
Ivex Packaging Corp. (a)                                   8,200             128
Johnson Controls, Inc.                                    24,000           1,738
Kaman Corp. Class A                                       17,300             288
KB HOME                                                   61,300           1,852
Kennametal, Inc.                                           2,600              85
Kent Electronics Corp. (a)                                18,200             393
Kimball International, Inc. Class B                        4,800              71
KLA Tencor Corporation (a)                                35,500           1,951
Kulicke & Soffa Industries, Inc. (a)                      66,700           1,117
Lennar Corp.                                             113,900           4,985
M.D.C. Holdings, Inc.                                     44,020           1,894
Mettler-Toledo International, Inc. (a)                    10,300             456
Milacron, Inc.                                            10,400             190
Millipore Corp.                                           22,500           1,290
Moog, Inc. (a)                                             7,000             239
National Service Industries, Inc.                          7,500             181
Northrop Grumman Corp.                                     7,400             668
Novellus Systems, Inc. (a)                                 7,700             425
NVR, Inc. (a)                                             16,100           3,070
Orbital Sciences Corp. Class A (a)                        77,500             333
Pall Corp.                                                 8,100             190
Penn Engineering & Manufacturing Corp.                    19,600             742
Pulte Corp.                                               24,900           1,165
Ryland Group, Inc. (The)                                  31,200           1,482
Saver - Danfoss, Inc.                                      8,000              74
Sensormatic Electronics Corp. (a)                         65,000             943
SPX Corp. (a)                                              2,300             259
Standard Pacific Corp.                                    37,200             759
Starrett (L.S.) Co. Class A                               30,100             572

22 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------         -------
Steelcase, Inc. Class A                                   47,200             585
Symmetricom, Inc. (a)                                     24,900             362
Technitrol, Inc.                                          25,800             776
Tektronix, Inc.                                           19,100             462
Teleflex, Inc.                                             8,000             391
Teradyne, Inc. (a)                                        19,264             761
Textron, Inc.                                             33,700           1,787
Thermo Electron Corp. (a)                                 11,200             295
Toll Brothers, Inc. (a)                                   91,500           3,248
TriQuint Semiconductor, Inc. (a)                          47,600           1,382
Ultratech Stepper, Inc. (a)                               46,000           1,322
UNOVA, Inc. (a)                                           98,300             315
Watsco, Inc.                                               6,200              80
Woodward Governor Co.                                      1,700             111
York International Corp.                                  10,300             311
                                                                         -------
                                                                          54,841
                                                                         -------

TECHNOLOGY - 13.1%
Activision, Inc. (a)                                      16,400             447
Actuate Corp. (a)                                         57,700             722
Affiliated Computer Services, Inc.
   Class A (a)                                             7,700             554
Allen Telecom, Inc. (a)                                   66,100             868
Alliance Semiconductor Corp. (a)                          14,100             203
Alliant Techsystems, Inc. (a)                             26,000           2,449
American Management Systems, Inc. (a)                     27,700             583
Amphenol Corp. Class A (a)                                 3,200             135
Anixter International, Inc. (a)                          100,300           2,643
AremisSoft, Corp. (a)                                     16,600             295
Arrow Electronics, Inc. (a)                               70,300           1,968
ASM International N.V. (a)                                17,100             429
Autodesk, Inc.                                            43,600           1,520
Avant! Corp. (a)                                          18,400             359
Avnet, Inc.                                              102,600           2,617
Avocent Corp. (a)                                         22,000             548
AVX Corp.                                                 64,500           1,196
Axcelis Technologies, Inc. (a)                            27,100             407
BARRA, Inc. (a)                                           11,150             513
BindView Development Corp. (a)                            50,800             134
BISYS Group, Inc. (a)                                     83,300           4,014
Business Objects SA - ADR (a)                             16,150             585
C-MAC Industries, Inc. (a)                                 1,400              46
CACI International, Inc. Class A (a)                      13,900             465
Cadence Design Systems, Inc. (a)                          11,800             244
Caliper Technologies Corp. (a)                            31,800             731
Caminus Corp. (a)                                          8,100             267
ChoicePoint, Inc. (a)                                     40,100           1,488
CIENA Corp. (a)                                            5,300             292
Cirrus Logic, Inc. (a)                                    66,800           1,086
Clarent Corp. (a)                                         15,500             144
Comdisco, Inc.                                            77,800             240
Concurrent Computer Corp. (a)                             19,000             102
Covad Communications Group, Inc. (a)                      42,800              42
CSG Systems International, Inc. (a)                        6,800             396
Cubic Corp.                                                5,200             159
Descartes Systems Group, Inc. (The) (a)                   20,900             416
DiamondCluster International, Inc.
   Class A (a)                                            18,000             334
Digex, Inc. (a)                                           20,700             258
DST Systems, Inc. (a)                                     42,400           2,083
eFunds Corp. (a)                                          21,500             419
Embarcadero Technologies, Inc. (a)                        23,300             803
Esterline Corp. (a)                                       15,000             293
Exar Corp. (a)                                            14,600             425
Fair, Isaac and Co., Inc.                                 14,800           1,027
Fairchild Semiconductor Corp. Class A (a)                 27,500             498
Galileo International, Inc.                              128,700           3,142
Genuity, Inc. (a)                                        409,000           1,178
GlobeSpan, Inc. (a)                                       20,200             444
Harris Corp.                                             101,300           2,912
Hyperion Solutions Corp. (a)                              30,400             511
Impath, Inc. (a)                                           9,800             307
Informatica Corp. (a)                                     12,200             308
Ingram Micro, Inc. Class A (a)                            12,100             175
Integrated Device Technology, Inc. (a)                    15,300             599
Integrated Silicon Solution, Inc. (a)                      9,100             136
Interactive Intelligence, Inc. (a)                         6,200              95
International Game Technology (a)                         58,100           3,250
International Rectifier Corp. (a)                         21,200           1,177
Internet Security Systems, Inc. (a)                       23,800           1,187
Intertrust Technologies Corp. (a)                         66,500             227
Interwoven, Inc. (a)                                      58,600             858
IntraNet Solutions, Inc. (a)                              12,200             404
KEMET Corp. (a)                                           88,600           1,818
L-3 Communications Holdings, Inc. (a)                     18,600           1,437
Lam Research Corp. (a)                                    44,000           1,302
Loral Space & Communications, Ltd. (a)                   192,200             456
LSI Logic Corp. (a)                                       37,900             776
Macrovision Corp. (a)                                     12,400             709
Manugistics Group, Inc. (a)                               21,700             736
MatrixOne, Inc. (a)                                       79,600           1,914
Mattson Technology, Inc. (a)                               2,900              51
Maxtor Corp. (a)                                         145,000           1,157
McDATA Corp. (a)                                          27,700             773
Mentor Graphics Corp. (a)                                 42,300           1,113
Mercury Interactive Corp. (a)                             26,800           1,773
Metalink, Ltd. (a)                                        35,400             333
Micromuse, Inc. (a)                                        3,400             168
Microsemi Corp. (a)                                       18,600             713
N2H2, Inc. (a)                                             2,500               1
National Instruments Corp. (a)                            24,500             858
Netegrity, Inc. (a)                                       15,450             618

                                                          Special Growth Fund 23

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         -------
Newport Corp.                                            18,100             683
NVIDIA Corp. (a)                                         12,500           1,041
Optimal Robotics Corp. New (a)                           25,300             829
Park Electrochemical Corp.                               40,200             945
PeopleSoft, Inc. (a)                                     10,000             370
Peregrine Systems, Inc. (a)                              30,400             784
PerkinElmer, Inc.                                         2,200             147
Pioneer-Standard Electronics, Inc.                       38,000             456
Pivotal Corp. New (a)                                    29,700             745
Pixelworks, Inc. New (a)                                 22,300             506
Precise Software Solutions, Ltd. (a)                     47,900           1,128
Quantum Corp. - DLT & Storage
   Systems (a)                                          121,200           1,382
Read-Rite Corp. (a)                                     138,500             767
RSA Security, Inc. (a)                                   12,000             384
SafeNet, Inc. (a)                                        16,500             259
SBS Technologies, Inc. (a)                               42,800             856
Semtech Corp. (a)                                        12,300             354
SmartForce PLC - ADR (a)                                 15,700             565
SONICblue, Inc. (a)                                     121,500             594
Standard Microsystems Corp. (a)                          18,500             259
Stoneridge, Inc. (a)                                      9,300              76
Storage Technology Corp. (a)                             47,500             608
SunGard Data Systems (a)                                 18,500           1,022
Sybase, Inc. (a)                                         20,700             326
Symantec Corp. (a)                                       18,400           1,193
Synopsys, Inc. (a)                                       23,100           1,327
Take-Two Interactive Software, Inc. (a)                  75,800           1,057
Tech Data Corp. (a)                                      31,100           1,084
Teledyne Technologies, Inc. (a)                          82,500           1,085
Therma-Wave, Inc. (a)                                    21,900             371
THQ, Inc. (a)                                            35,700           1,360
Unisys Corp. (a)                                         96,000           1,156
UTStarcom, Inc. (a)                                      73,100           1,825
Varian Semiconductor Equipment
   Associates, Inc. (a)                                  48,100           2,191
Varian, Inc. (a)                                          2,100              68
Virata Corp. (a)                                         28,600             389
Volt Information Sciences, Inc. (a)                       2,800              48
                                                                        -------
                                                                         97,303
                                                                        -------

UTILITIES - 7.0%
Adelphia Business Solutions, Inc. (a)                    91,600             389
Adelphia Communications Corp.
   Class A (a)                                           17,800             647
AGL Resources, Inc.                                      34,500             788
Allegheny Energy, Inc.                                   15,200             778
ALLETE                                                    1,500              37
Alliant Energy Corp.                                     23,000             718
Amdocs, Ltd. (a)                                          4,300             253
American States Water Co.                                 1,600              53
Avista Corp.                                             59,300           1,180
Black Hills Corp.                                         5,800             298
BroadWing, Inc. (a)                                     100,000           2,480
C&D Technologies, Inc.                                   18,700             663
Cascade Natural Gas Corp.                                 9,500             190
CH Energy Group, Inc.                                    19,300             850
Charter Communications Holdings, Inc.
   Class A (a)                                          170,700           3,654
CMS Energy Corp.                                         19,400             607
Comcast Corp. Special Class A (a)                        53,900           2,367
Conectiv, Inc.                                           26,800             598
Dobson Communications Corp. (a)                          60,300             870
DPL, Inc.                                                 2,900              90
DQE, Inc.                                                41,600           1,266
Dycom Industries, Inc. (a)                               21,300             350
El Paso Electric Co. (a)                                 33,200             468
Energen Corp.                                            31,800           1,181
Energy East Corp.                                        10,500             212
Entergy Corp.                                            11,500             466
Hawaiian Electric Industries, Inc.                       25,100             933
Hickory Tech Corp.                                        7,900             122
Idacorp, Inc.                                            32,600           1,255
Kansas City Power & Light Co.                            36,000             940
MDU Resources Group, Inc.                                27,500           1,100
Montana Power Co.                                         9,100             113
New Jersey Resources Corp.                                2,300             100
NICOR, Inc.                                              46,100           1,807
NiSource, Inc.                                           30,200             899
NRG Energy, Inc. (a)                                     21,500             769
NSTAR                                                     3,100             125
OGE Energy Corp.                                          8,900             196
Peoples Energy Corp.                                     11,200             445
Pinnacle West Capital Corp.                              14,000             703
Powerwave Technologies, Inc. (a)                         39,400             716
PPL Corp.                                                 9,200             506
Public Service Co. of New Mexico                        103,900           3,753
Puget Sound Energy, Inc.                                 14,000             332
Quanta Services, Inc. (a)                                27,850             715
Questar Corp.                                            45,200           1,454
RGS Energy Group, Inc.                                    7,600             283
SBA Communications Corp. (a)                             31,100           1,060
SCANA Corp.                                               6,400             180
South Jersey Industries, Inc.                             2,600              80
TECO Energy, Inc.                                         5,400             173
Telephone & Data Systems, Inc.                           12,700           1,334
Time Warner Telecom, Inc. Class A (a)                    16,900             856
UGI Corp.                                                20,400             540
UIL Holdings Corp.                                       18,600             910
UniSource Energy Corp.                                   23,200             538
United States Cellular Corp. (a)                         23,500           1,551
UtiliCorp United, Inc.                                   78,600           2,774

24 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         -------
West Corp. (a)                                            5,700             143
Western Resources, Inc.                                  78,200           1,937
Wisconsin Energy Corp.                                   27,300             601
WPS Resources Corp.                                      10,900             360
Xcel Energy, Inc.                                        12,000             374
                                                                        -------
                                                                         52,130
                                                                        -------

TOTAL COMMON STOCKS
(cost $572,693)                                                         695,358
                                                                        -------

CONVERTIBLE PREFERRED STOCKS - 0.0%
PREFERRED STOCKS - 0.0%
Sovereign Bancorp, Inc.                                   2,500             158
                                                                        -------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $125)                                                                 158
                                                                        -------

                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                          $
                                                      ---------
SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                     40,354          40,354
United States Treasury Bills (b)(c)(d)
 3.72% due 06/21/01                                         500             497
 4.39% due 06/21/01                                       1,000             997
 4.40% due 06/21/01                                       3,700           3,677
 4.70% due 06/21/01                                         500             497
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $46,019)                                                           46,019
                                                                        -------

TOTAL INVESTMENTS - 100.1%
(identified cost $618,837)                                              741,535
                                                                        -------

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                               (928)
                                                                        -------
NET ASSETS - 100.0%                                                     740,607
                                                                        =======

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ---------   --------------
Nasdaq 100 Index
   expiration date 06/01                                     39         $   (39)

Russell 2000(TM) Index
   expiration date 06/01                                     93             341

S&P Midcap 400 Index
   expiration date 06/01                                     37             122

S&P 500 Index
   expiration date 06/01                                     23              17
                                                                        -------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                  $   441
                                                                        =======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 25

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $618,837).........................................................       $741,535

Receivables:
   Dividends.............................................................................................            561
   Investments sold......................................................................................          4,331
   Fund shares sold......................................................................................            762
   Daily variation margin on futures contracts...........................................................            169
Prepaid expenses.........................................................................................              1
Short-term investments held as collateral for securities loaned, at market...............................         75,605
                                                                                                               ---------
      Total assets.......................................................................................        822,964

LIABILITIES
Payables:
   Due to Custodian.........................................................................    $     286
   Investments purchased....................................................................        4,939
   Fund shares redeemed.......................................................................        749
   Accrued fees to affiliates.................................................................        724
   Other accrued expenses.....................................................................         54
Payable upon return of securities loaned, at market...........................................     75,605
                                                                                                ---------
      Total liabilities..................................................................................         82,357
                                                                                                               ---------
NET ASSETS...............................................................................................      $ 740,607
                                                                                                               =========
NET ASSETS CONSIST OF:
Undistributed net investment income......................................................................      $      81
Accumulated distributions in excess of net realized gain.................................................        (19,225)
Unrealized appreciation (depreciation) on:
   Investments...........................................................................................        122,698
   Futures contracts.....................................................................................            441
Shares of beneficial interest............................................................................            166
Additional paid-in capital...............................................................................        636,446
                                                                                                               ---------
NET ASSETS...............................................................................................      $ 740,607
                                                                                                               =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($11,523,807 divided by 267,445 shares of $.01 par value
      shares of beneficial interest outstanding).........................................................      $   43.09
                                                                                                               =========
   Class E ($11,048,040 divided by 251,578 shares of $.01 par value
      shares of beneficial interest outstanding)..........................................................     $   43.91
                                                                                                               =========
   Class S ($718,034,792 divided by 16,063,283 shares of $.01 par value
      shares of beneficial interest outstanding)........................................................       $   44.70
                                                                                                               =========

See accompanying notes which are an integral part of the financial statements.

26 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends..........................................................................................     $    4,056
   Dividends from Money Market Fund...................................................................          1,146
   Interest...........................................................................................            137
                                                                                                           ----------
      Total investment income.........................................................................          5,339

EXPENSES
   Advisory fees......................................................................       $   3,231
   Administrative fees................................................................             199
   Custodian fees.....................................................................             224
   Distribution fees - Class C........................................................              40
   Transfer agent fees................................................................             710
   Professional fees..................................................................              25
   Registration fees..................................................................              39
   Shareholder servicing fees - Class C...............................................              13
   Shareholder servicing fees - Class E...............................................              12
   Trustees' fees.....................................................................               8
   Miscellaneous......................................................................              37
                                                                                             ---------
   Expenses before reductions.........................................................           4,538
   Expense reductions.................................................................              (6)
                                                                                            ----------
      Expenses, net...................................................................................          4,532
                                                                                                           ----------
Net investment income.................................................................................            807
                                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................         (20,433)
   Futures contracts..................................................................          (8,339)       (28,772)
                                                                                             ---------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................           4,716
   Futures contracts..................................................................           2,048          6,764
                                                                                             ---------     ----------
Net realized and unrealized gain (loss)...............................................................        (22,008)
                                                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................................................     $  (21,201)
                                                                                                           ==========

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 27

SPECIAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2001      TEN MONTHS ENDED      YEAR ENDED
                                                                            (UNAUDITED)        OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                          -----------------    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................      $             807    $            447   $            (680)
   Net realized gain (loss).........................................                (28,772)             96,937              68,666
   Net change in unrealized appreciation (depreciation).............                  6,764             (27,929)             59,917
                                                                          -----------------    ----------------   -----------------
        Net increase (decrease) in net assets from operations......                (21,201)             69,455             127,903
                                                                          -----------------    ----------------   -----------------
DISTRIBUTIONS
   From net investment income
      Class E.......................................................                     (6)                 --                  --
      Class S.......................................................                   (900)               (267)                (78)
   From net realized gain
      Class C.......................................................                 (1,327)               (189)               (357)
      Class E.......................................................                 (1,202)               (165)               (323)
      Class S.......................................................                (87,135)            (19,077)            (42,975)
                                                                          -----------------    ----------------   -----------------
         Net decrease in net assets from distributions..............                (90,570)            (19,698)            (43,733)
                                                                          -----------------    ----------------   -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....                 72,503              21,506              22,442
                                                                          -----------------    ----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................                (39,268)             71,263             106,612

NET ASSETS
   Beginning of period..............................................                779,875             708,612             602,000
                                                                          -----------------    ----------------   -----------------
   End of period (including undistributed net investment income of
      $81 at April 30, 2001 and $180 at October 31, 2000............      $         740,607    $        779,875   $         708,612
                                                                          =================    ================   =================

See accompanying notes which are an integral part of the financial statements.

28 Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             2001*        2000**       1999***
                                                                                           ---------     --------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................................  $   51.05     $  48.22     $   42.17
                                                                                           ---------     --------     ---------
INCOME FROM OPERATIONS
   Net investment income (a).............................................................       (.16)        (.38)         (.45)
   Net realized and unrealized gain (loss)...............................................      (1.67)        4.56          9.72
                                                                                           ---------     --------     ---------
      Total income from operations.......................................................      (1.83)        4.18          9.27
                                                                                           ---------     --------     ---------
DISTRIBUTIONS
   From net realized gain................................................................      (6.13)       (1.35)        (3.22)
                                                                                           ---------     --------     ---------
NET ASSET VALUE, END OF PERIOD...........................................................  $   43.09     $  51.05     $   48.22
                                                                                           =========     ========     =========
TOTAL RETURN (%)(b)......................................................................      (3.19)        8.83         22.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..............................................     11,524       10,762         5,990

   Ratios to average net assets (%)(c):
      Operating expenses, net............................................................       2.24         2.21          2.23
      Operating expenses, gross..........................................................       2.24         2.22          2.23
      Net investment income..............................................................       (.76)        (.91)        (1.10)

   Portfolio turnover rate (%)...........................................................      52.71       136.00        111.98

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Special Growth Fund 29

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                YEARS ENDED DECEMBER 31,
                                                                                    -----------------------------------------------
                                                             2001*        2000**       1999         1998        1997       1996***
                                                           ---------    ---------   ---------    ---------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $   51.74    $   48.55   $   42.91    $   45.42    $  40.75   $   43.48
                                                           ---------    ---------   ---------    ---------    --------   ---------
INCOME FROM OPERATIONS
   Net investment income (a).........................             --         (.07)       (.16)        (.17)       (.13)       (.02)
   Net realized and unrealized gain (loss)...........          (1.67)        4.61        9.02          .09       11.05        1.63
                                                           ---------    ---------   ---------    ---------    --------  ----------
      Total income from operations...................          (1.67)        4.54        8.86         (.08)      10.92        1.61
                                                           ---------    ---------   ---------    ---------    --------  ----------
 DISTRIBUTIONS
    From net investment income.......................           (.03)          --          --           --          --          --
    From net realized gain...........................          (6.13)       (1.35)      (3.22)       (2.43)      (6.25)      (4.34)
                                                           ---------    ---------   ---------    ---------    --------  ----------
       Total distributions...........................          (6.16)       (1.35)      (3.22)       (2.43)      (6.25)      (4.34)
                                                           ---------    ---------   ---------    ---------    --------  ----------
NET ASSET VALUE, END OF PERIOD.......................      $   43.91    $   51.74   $   48.55    $   42.91    $  45.42  $    40.75
                                                           =========    =========   =========    =========    ========  ==========

TOTAL RETURN (%)(b)..................................          (2.80)        9.53       21.19          .04       27.90        4.04

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........         11,048        9,678       5,411        6,139       3,153         910

   Ratios to average net assets (%)(c):
      Operating expenses, net........................           1.49         1.46        1.49         1.58        1.83        1.89
      Operating expenses, gross......................           1.49         1.47        1.49         1.58        1.83        1.89
      Net investment income..........................             --         (.16)       (.36)        (.39)       (.51)       (.38)

   Portfolio turnover rate (%).......................          52.71       136.00      111.98       129.19       97.19      118.13

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

30 Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         Years Ended December 31,
                                                                       ------------------------------------------------------------
                                                2001*       2000**       1999         1998         1997         1996         1995
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD         $   52.52    $   49.18    $   43.34    $   45.72    $   40.79    $   39.17    $  33.47
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
INCOME FROM OPERATIONS
   Net investment income (a)..............         .05          .04         (.05)         .01          .08          .12         .18
   Net realized and unrealized gain (loss)       (1.68)        4.67         9.12          .08        11.18         6.87        9.25
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
      Total income from operations........       (1.63)        4.71         9.07          .09        11.26         6.99        9.43
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
DISTRIBUTIONS
   From net investment income.............        (.06)        (.02)        (.01)        (.04)        (.08)        (.12)       (.21)
   From net realized gain.................       (6.13)       (1.35)       (3.22)       (2.43)       (6.25)       (5.25)      (3.52)
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
      Total distributions.................       (6.19)       (1.37)       (3.23)       (2.47)       (6.33)       (5.37)      (3.73)
                                             ---------    ---------    ---------    ---------    ---------    ---------    --------
NET ASSET VALUE, END OF PERIOD............   $   44.70    $   52.52    $   49.18    $   43.34    $   45.72    $   40.79    $  39.17
                                             =========    =========    =========    =========    =========    =========    ========

TOTAL RETURN (%)(b).......................       (2.66)        9.76        21.45          .42        28.77        18.65       28.52

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)    718,035      759,435      697,211      595,862      572,635      393,048     313,678

   Ratios to average net assets (%)(c):
      Operating expenses, net.............        1.24         1.21         1.24         1.15         1.15         1.19        1.22
      Operating expenses, gross...........        1.24         1.22         1.24         1.15         1.15         1.19        1.22
      Net investment income...............         .24          .08         (.10)         .03          .18          .28         .49

   Portfolio turnover rate (%)............       52.71       136.00       111.98       129.19        97.19       118.13       87.56

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Special Growth Fund 31

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
COMMON STOCKS - 94.8%
AUTO AND TRANSPORTATION - 1.6%
Airborne, Inc.                                               200               2
AMR Corp. (a)                                              1,270              48
ArvinMeritor, Inc.                                         1,825              28
AutoZone, Inc. (a)                                         5,380             169
Bandag, Inc.                                                 210               6
Burlington Northern Santa Fe Corp.                         7,960             234
Continental Airlines, Inc. Class B (a)                     8,500             437
Delphi Automotive Systems Corp.                              180               3
Delta Air Lines, Inc.                                      2,980             131
Eaton Corp.                                                   40               3
Expeditors International of Washington, Inc.                 200              10
FedEx Corp. (a)                                            2,820             119
Ford Motor Co.                                            16,736             493
General Motors Corp.                                       3,948             216
Hunt (JB) Transportation Services, Inc.                    1,010              18
Lear Corp. (a)                                               400              14
Ryder System, Inc.                                           100               2
Southwest Airlines Co.                                     7,575             138
TRW, Inc.                                                    400              15
Union Pacific Corp.                                        1,000              57
Visteon Corp.                                              1,906              33
                                                                       ---------
                                                                           2,176
                                                                       ---------
CONSUMER DISCRETIONARY - 9.3%
Alberto-Culver Co. Class B                                 7,000             285
Amazon.com, Inc. (a)                                         440               7
AOL Time Warner, Inc. (a)                                 10,230             517
Apollo Group, Inc. Class A (a)                             1,020              32
AT&T Corp. - Liberty Media Group
   Class A (a)                                            55,810             893
Avon Products, Inc.                                        8,700             368
Banta Corp.                                                  890              23
Belo (A.H.) Corp. Series A                                 4,400              78
Best Buy Co. (a)                                           1,020              56
Brinker International, Inc. (a)                            6,185             178
Brunswick Corp.                                            1,770              36
Callaway Golf Co.                                            490              12
Catalina Marketing Corp. (a)                                 250               9
Cendant Corp. (a)                                          6,700             119
Circuit City Stores - Circuit City Group                     820              12
Clear Channel Communications, Inc. (a)                     1,936             108
Costco Wholesale Corp. (a)                                   800              28
Darden Restaurants, Inc.                                   5,600             153
Disney (Walt) Co.                                         36,670           1,109
Donnelley (R.R.) & Sons Co.                                5,550             155
Eastman Kodak Co.                                            800              35
EchoStar Communications Corp.
   Class A (a)                                               300               9
Energizer Holdings, Inc. (a)                              15,273             364
Federated Department Stores, Inc. (a)                      3,040             131
Flowers Foods, Inc. (a)                                       62               2
Gannett Co., Inc.                                          2,350             152
Harrah's Entertainment, Inc. (a)                           2,850              98
Hasbro, Inc.                                                 900              11
Home Depot, Inc. (The)                                     1,230              58
Insight Communications Co., Inc.
   Class A (a)                                            10,700             297
Kimberly-Clark Corp.                                      24,540           1,458
Lancaster Colony Corp.                                       300               9
Land's End, Inc. (a)                                         100               3
Limited, Inc. (The)                                          300               5
Liz Claiborne, Inc.                                        2,830             139
Lowe's Companies., Inc.                                    1,660             105
Mattel, Inc.                                               1,920              31
May Department Stores Co.                                 26,890           1,002
McDonald's Corp.                                          29,530             812
MGM Grand, Inc.                                            6,400             192
Neiman Marcus Group, Inc. (The)
   Class A (a)                                             3,700             120
New York Times Co. Class A                                 1,060              43
Newell Rubbermaid, Inc.                                    1,100              30
Office Depot, Inc. (a)                                     1,400              13
Omnicom Group, Inc.                                        1,100              97
PanAmSat Corp. New (a)                                       300              11
Park Place Entertainment Corp. (a)                         1,460              16
Payless ShoeSource, Inc. (a)                                 800              51
Pittston Brink's Group                                     1,100              23
Reebok International, Ltd. (a)                               730              19
Robert Half International, Inc. (a)                           90               3
Sabre Holdings Corp.                                       1,100              55
Safeguard Scientifics, Inc. (a)                              900               4
Saks, Inc. (a)                                             2,050              24
Sears Roebuck & Co.                                       33,930           1,250
Staples, Inc. (a)                                            640              10
Starbucks Corp. (a)                                        1,140              22
Talbots, Inc.                                              2,700             113
Target Corp.                                               5,310             204
TJX Cos., Inc.                                               670              21
Toys "R" Us, Inc. (a)                                      5,730             142
Tribune Co.                                                1,540              65
UnitedGlobalCom, Inc. Class A (a)                            400               6
USA Networks, Inc. (a)                                       800              20
V.F. Corp.                                                   200               8
Valassis Communications, Inc. (a)                            100               4
Venator Group, Inc. (a)                                   14,800             196
Viacom, Inc. Class A                                         300              16
Viacom, Inc. Class B (a)                                  13,354             695
Wal-Mart Stores, Inc.                                        960              50
Wallace Computer Services, Inc.                            1,700              30
Wendy's International, Inc.                               10,920             276

32 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
Westwood One, Inc. (a)                                        800             21
Whirlpool Corp.                                             2,110            117
                                                                       ---------
                                                                          12,866
                                                                       ---------
CONSUMER STAPLES - 5.3%
Albertson's, Inc.                                           3,110            104
Anheuser-Busch Cos., Inc.                                   7,830            313
Campbell Soup Co.                                           3,460            105
Clorox Co. (The)                                            6,530            208
Coca-Cola Co. (The)                                         2,110             97
Coca-Cola Enterprises, Inc.                                   100              2
Colgate-Palmolive Co.                                       7,380            412
Coors (Adolph) Co. Class B                                    770             40
CVS Corp.                                                      90              5
Gillette Co. (The)                                            500             14
IBP, Inc.                                                     640             10
Interstate Bakeries Corp.                                   1,700             24
Kroger Co. (a)                                             25,340            572
McCormick & Co., Inc.                                       2,470             97
Pepsi Bottling Group, Inc. (The)                           10,100            404
PepsiCo, Inc.                                              31,540          1,382
Philip Morris Cos., Inc.                                   25,500          1,278
Procter & Gamble Co.                                       11,040            663
Quaker Oats Co. (The)                                         550             53
R.J. Reynolds Tobacco Holdings, Inc.                        8,750            512
Ralston-Purina Group                                        2,500             76
Safeway, Inc. (a)                                           2,190            119
Sara Lee Corp.                                              3,430             68
SuperValu, Inc.                                             1,890             26
SYSCO Corp.                                                15,060            423
Tyson Foods, Inc. Class A                                   3,320             46
UST, Inc.                                                     780             23
Walgreen Co.                                                2,010             87
Winn-Dixie Stores, Inc.                                     4,680            149
Wrigley (Wm.), Jr. Co.                                      1,440             70
                                                                       ---------
                                                                           7,382
                                                                       ---------

FINANCIAL SERVICES - 31.9%
AFLAC, Inc.                                                 3,220            102
Allstate Corp.                                             12,540            524
Ambac Financial Group, Inc.                                   940             51
American Express Co.                                        6,040            256
American General Corp.                                     16,580            723
American International Group, Inc.                         21,960          1,796
AmSouth Bancorp                                             4,200             72
AON Corp.                                                  28,450            946
Apartment Investment & Management Co.
   Class A (b)                                              2,340            104
Associated Banc-Corp.                                         140              5
BancWest Corp.                                             13,900            347
Bank of America Corp.                                      21,720          1,216
Bank of New York Co., Inc.                                 29,210          1,466
Bank One Corp.                                              8,610            325
BB&T Corp.                                                  4,560            162
Bear Stearns Cos., Inc. (The)                                 360             18
Capital One Financial Corp.                                    80              5
Catellus Development Corp. (a)                                700             11
Charter One Financial, Inc.                                 3,690            108
Chubb Corp. (The)                                          15,700          1,048
CIGNA Corp.                                                16,620          1,773
Cincinnati Financial Corp.                                  1,070             41
CIT Group, Inc. Class A                                     1,000             37
Citigroup, Inc.                                            98,063          4,820
City National Corp.                                        11,000            425
Colonial BancGroup, Inc.                                      800             10
Comerica, Inc.                                              9,280            477
Commerce Bancshares, Inc.                                     210              7
Compass Bancshares, Inc.                                      900             21
Conseco, Inc.                                               1,900             36
Countrywide Credit Industries, Inc.                         7,140            305
Crescent Real Estate Equities, Co. (b)                        970             23
Duke-Weeks Realty Corp. (b)                                 3,000             69
E*TRADE Group, Inc. (a)                                       350              3
Edwards (A.G.), Inc.                                        1,200             49
Equity Office Properties Trust (b)                          4,185            119
Equity Residential Properties Trust (b)                       300             16
Erie Indemnity Co. Class A                                    100              3
Federal National Mortgage Association                      26,130          2,097
Federated Investors, Inc. Class B                             600             17
FelCor Lodging Trust, Inc. (b)                              1,400             31
Fifth Third Bancorp                                         2,637            142
FINOVA Group, Inc.                                            700              1
First Data Corp.                                           16,810          1,134
First Tennessee National Corp.                                900             29
First Union Corp.                                           9,530            286
FleetBoston Financial Corp.                                26,440          1,015
Franchise Finance Corp. of America (b)                      1,420             36
Franklin Resources, Inc.                                      700             31
Freddie Mac                                                24,140          1,588
Fulton Financial Corp.                                        557             11
General Growth Properties, Inc. (b)                           200              7
Golden West Financial Corp.                                 7,290            428
Goldman Sachs Group, Inc.                                   1,440            131
Greenpoint Financial Corp.                                    800             29
Hartford Financial Services
   Group, Inc. (The)                                       25,680          1,595
Hibernia Corp. Class A                                      1,900             31
Household International, Inc.                              21,190          1,357
Investment Technology Group (a)                                80              4
J.P. Morgan Chase & Co.                                    27,295          1,310

                                                           Equity Income Fund 33

EQUITY INCOME FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
Jefferson-Pilot Corp.                                       2,520            118
John Hancock Financial Services, Inc.                         600             22
KeyCorp                                                     6,370            148
Lehman Brothers Holdings, Inc.                              4,220            307
Liberty Financial Cos., Inc.                                2,800            117
Lincoln National Corp.                                      1,540             71
Loews Corp.                                                18,820          1,269
M&T Bank Corp.                                              9,200            658
Marsh & McLennan Cos., Inc.                                 1,980            191
Marshall & Ilsley Corp.                                       100              5
MBIA, Inc.                                                    420             20
MBNA Corp.                                                  8,340            297
Mellon Financial Corp.                                     24,590          1,006
Mercantile Bankshares Corp.                                 4,300            161
Merrill Lynch & Co., Inc.                                  12,580            776
MetLife, Inc.                                              16,300            473
MGIC Investment Corp.                                       1,100             71
Morgan Stanley Dean Witter & Co.                           27,480          1,725
National City Corp.                                         7,340            200
National Commerce Bancorp                                   1,290             32
New Dun & Bradstreet Corp. (The) (a)                          100              3
North Fork Bancorp, Inc.                                      100              3
Northern Trust Corp.                                        9,900            644
Old Republic International Corp.                            5,500            159
PMI Group, Inc. (The)                                         400             26
PNC Bank Corp.                                             19,290          1,255
Popular, Inc.                                               3,300            100
Progressive Corp.                                             310             36
Providian Financial Corp.                                  18,310            976
Radian Group, Inc.                                            100              8
Regions Financial Corp.                                     1,970             60
Reinsurance Group Of America                                  200              7
SEI Investments Co.                                           320             13
Simon Property Group, Inc. (b)                              1,800             48
SouthTrust Corp.                                            2,310            110
Spieker Properties, Inc. (b)                                   50              3
St. Paul Cos., Inc.                                         1,200             54
Starwood Hotels & Resorts
   Worldwide, Inc. Class B (b)                              1,460             53
State Street Corp.                                            320             33
SunTrust Banks, Inc.                                       11,080            704
Synovus Financial Corp.                                     4,000            115
TCF Financial Corp.                                           900             34
TD Waterhouse Group, Inc. (a)                                 570              6
Torchmark Corp.                                               700             27
U.S. Bancorp                                               18,389            389
Union Planters Corp.                                          100              4
UnionBanCal Corp.                                           2,150             66
UnumProvident Corp.                                         2,680             80
USA Education, Inc.                                        13,240            941
Wachovia Corp.                                             1,190              72
Washington Mutual, Inc.                                    9,480             473
Wells Fargo & Co.                                         22,581           1,062
                                                                       ---------
                                                                          44,060
                                                                       ---------

HEALTH CARE - 7.0%
Abbott Laboratories                                        8,710             404
Allergan, Inc.                                               380              29
ALZA Corp. (a)                                             2,800             128
American Home Products Corp.                               1,950             113
Bard (C.R.), Inc.                                            130               6
Baxter International, Inc.                                 4,340             396
Becton, Dickinson & Co.                                   13,500             437
Biogen, Inc. (a)                                          15,700           1,015
Boston Scientific Corp. (a)                               51,420             817
Bristol-Myers Squibb Co.                                   9,670             542
Cardinal Health, Inc.                                      1,350              91
Chiron Corp. (a)                                             350              17
DENTSPLY International, Inc.                                 400              16
First Health Group Corp. (a)                               1,100              57
Genentech, Inc. (a)                                          100               5
Genzyme Corp. (a)                                            400              44
Gilead Sciences, Inc. (a)                                     20               1
HCA-The Healthcare Co.                                    23,400             906
Health Net, Inc. (a)                                         900              19
HEALTHSOUTH Corp. (a)                                      4,400              62
Humana, Inc. (a)                                           1,100              11
ICOS Corp. (a)                                               100               6
Immunex Corp. (a)                                            100               2
Johnson & Johnson                                         17,150           1,655
Lilly (Eli) & Co.                                            490              42
Merck & Co., Inc.                                         17,770           1,350
Oxford Health Plans, Inc. (a)                                420              13
PacifiCare Health Systems, Inc. (a)                          370              13
Perrigo Co. (a)                                            1,000              12
Pfizer, Inc.                                               2,390             103
Pharmacia Corp.                                            4,517             236
St. Jude Medical, Inc. (a)                                   200              11
Steris Corp. (a)                                           2,600              47
Stryker Corp.                                                290              17
Tenet Healthcare Corp.                                     3,260             146
Trigon Healthcare, Inc. (a)                                   80               5
UnitedHealth Group, Inc.                                  11,240             735
Universal Health Services, Inc.
   Class B (a)                                               400              35
WebMD Corp. (a)                                              600               4
Wellpoint Health Networks, Inc. (a)                        1,400             137
                                                                       ---------
                                                                           9,685
                                                                       ---------

34 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
INTEGRATED OILS - 8.4%
Amerada Hess Corp.                                         6,460             565
Burlington Resources, Inc.                                 1,790              85
Chevron Corp.                                             20,690           1,998
Conoco, Inc. Class B                                       5,710             174
El Paso Corp.                                             12,569             865
Exxon Mobil Corp.                                         51,810           4,590
Helmerich & Payne, Inc.                                      910              47
Murphy Oil Corp.                                           1,190              98
Occidental Petroleum Corp.                                22,060             664
Phillips Petroleum Co.                                    29,730           1,772
Sunoco, Inc.                                                 260              10
Texaco, Inc.                                               6,760             489
Unocal Corp.                                               1,440              55
USX-Marathon Group                                         8,020             255
                                                                       ---------
                                                                          11,667
                                                                       ---------
MATERIALS AND PROCESSING - 5.4%
Air Products & Chemicals, Inc.                             6,090             262
AK Steel Holding Corp.                                       160               2
Albemarle Corp.                                            1,600              37
Alcoa, Inc.                                                6,680             277
American Standard Cos., Inc. (a)                           1,790             108
Archer-Daniels-Midland Co.                                 4,755              57
Ashland, Inc.                                              4,000             172
Avery Dennison Corp.                                         100               6
Barrick Gold Corp.                                         1,050              17
Bowater, Inc.                                              2,570             125
Centex Corp.                                               7,000             302
Crown Cork & Seal Co., Inc.                                2,840              12
Dow Chemical Co.                                          23,009             770
E.I. du Pont de Nemours & Co.                              7,450             337
Eastman Chemical Co.                                       6,910             368
Ecolab, Inc.                                                 500              19
Engelhard Corp.                                           11,600             298
Fluor Corp. New                                              300              16
Freeport-McMoRan Copper & Gold,
   Inc. Class A (a)                                          100               1
Freeport-McMoRan Copper & Gold,
   Inc. Class B (a)                                          280               4
Georgia-Pacific Corp. (Timber Group)                         400              12
Georgia-Pacific Group                                      1,600              52
Granite Construction, Inc.                                   150               4
Harsco Corp.                                                 780              22
Illinois Tool Works, Inc.                                    390              25
IMC Global, Inc.                                             190               2
International Flavors & Fragrances, Inc.                   3,490              86
International Paper Co.                                   16,847             660
Lafarge Corp.                                                500              17
Longview Fibre Co.                                           600               8
Louisiana Pacific Corp.                                    1,100              13
Masco Corp.                                               20,700             476
Minnesota Mining & Manufacturing Co.                       4,340             517
Nucor Corp.                                                1,520              77
Owens-Illinois, Inc. (a)                                     870               7
Placer Dome, Inc.                                          1,450              15
PPG Industries, Inc.                                       1,190              63
Praxair, Inc.                                              1,910              90
Sherwin-Williams Co.                                         720              15
Sigma Aldrich Corp.                                        1,820              84
Smurfit-Stone Container Corp. (a)                            500               7
Sonoco Products Co.                                          540              12
Timken Co.                                                 1,600              27
Tyco International, Ltd.                                  21,427           1,144
US Industries, Inc.                                          400               2
USX-U.S. Steel Group                                         100               2
Vulcan Materials Co.                                         480              22
Westvaco Corp.                                             2,000              53
Weyerhaeuser Co.                                          13,200             746
Willamette Industries, Inc.                                1,590              76
                                                                       ---------
                                                                           7,526
                                                                       ---------
OTHER ENERGY - 2.2%
Anadarko Petroleum Corp.                                     837              54
Apache Corp.                                               3,990             255
Baker Hughes, Inc.                                         9,580             376
BJ Services Co. (a)                                          260              21
Constellation Energy Group                                   510              24
Devon Energy Corp.                                            14               1
ENSCO International, Inc.                                  1,060              41
EOG Resources, Inc.                                           40               2
Flowserve Corp. (a)                                          520              15
Halliburton Co.                                              900              39
Kerr-McGee Corp.                                           6,270             449
Nabors Industries, Inc. (a)                                  240              14
Noble Drilling Corp. (a)                                   1,400              68
Ocean Energy, Inc.                                           140               3
Pioneer Natural Resources Co. (a)                             40               1
Sempra Energy                                             18,940             524
Smith International, Inc. (a)                                130              11
Tidewater, Inc.                                           10,920             512
Tosco Corp.                                                1,120              52
TXU Corp.                                                  4,940             217
Ultramar Diamond Shamrock Corp.                            8,980             405
                                                                       ---------
                                                                           3,084
                                                                       ---------

PRODUCER DURABLES - 7.2%
AMETEK, Inc.                                                 100               3
Boeing Co. (The)                                          30,500           1,885
Caterpillar, Inc.                                          2,130             107
Clayton Homes, Inc.                                          200               3
Crane Co.                                                  1,100              31

                                                           Equity Income Fund 35

EQUITY INCOME FUND

                                                      April 30, 2001 (Unaudited)



                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
Danaher Corp.                                                890              50
Deere & Co.                                                9,220             379
Emerson Electric Co.                                       2,990             199
General Dynamics Corp.                                    11,360             876
General Electric Co.                                      12,860             624
Honeywell International, Inc.                              5,470             267
ITT Industries, Inc.                                       2,200              97
Johnson Controls, Inc.                                     1,760             127
Kennametal, Inc.                                           1,600              52
Lennar Corp.                                              11,840             518
Lexmark International Group, Inc.
   Class A (a)                                               480              29
Lockheed Martin Corp.                                     25,600             900
Northrop Grumman Corp.                                       500              45
Pall Corp.                                                   330               8
Parker-Hannifin Corp.                                        620              29
Pitney Bowes, Inc.                                         2,310              88
Raytheon Co. Class B                                      27,900             824
Republic Services, Inc.                                    1,730              31
Rockwell International Corp.                              17,160             773
Solectron Corp. (a)                                          860              22
SPX Corp. (a)                                                190              21
Stewart & Stevenson Services, Inc.                           170               4
Tektronix, Inc.                                            4,900             119
Thermo Electron Corp. (a)                                  5,800             153
United Technologies Corp.                                 10,790             842
Waste Management, Inc.                                    34,620             845
Xerox Corp.                                                  380               4
                                                                       ---------
                                                                           9,955
                                                                       ---------
TECHNOLOGY - 4.7%
3Com Corp. (a)                                             1,300               8
Adaptec, Inc. (a)                                          2,160              24
Advanced Micro Devices, Inc. (a)                           1,170              36
Agilent Technologies, Inc. (a)                               400              16
Apple Computer, Inc. (a)                                   1,020              26
At Home Corp. Series A (a)                                   700               3
Atmel Corp. (a)                                            1,060              15
Autodesk, Inc.                                                80               3
Avaya, Inc. (a)                                              630               9
AVX Corp.                                                  1,590              29
BMC Software, Inc. (a)                                       270               7
Cabletron Systems, Inc. (a)                                  310               5
Cadence Design Systems, Inc. (a)                           1,440              30
Comdisco, Inc.                                               800               2
COMPAQ Computer Corp.                                     42,200             739
Computer Sciences Corp. (a)                                  400              14
Corning, Inc.                                              1,520              33
Cypress Semiconductor Corp. (a)                              100               2
Dell Computer Corp. (a)                                    1,880              49
DST Systems, Inc. (a)                                      3,160             155
EarthLink, Inc. (a)                                          350               4
Electronic Data Systems Corp.                             21,650           1,396
Emulex Corp. (a)                                              60               2
Galileo International, Inc.                                3,540              86
General Motors Corp. Class H (a)                          19,030             404
GTECH Holdings Corp. (a)                                   2,420              79
Harris Corp.                                               3,500             101
Hewlett-Packard Co.                                        7,230             206
IMS Health, Inc.                                           1,900              52
Ingram Micro, Inc. Class A (a)                            11,100             161
Integrated Device Technology, Inc. (a)                       300              12
International Business Machines Corp.                      7,350             846
Internet Capital Group, Inc. (a)                           1,200               3
Intuit, Inc. (a)                                             600              19
Juniper Networks, Inc. (a)                                   160               9
Keane, Inc. (a)                                              800              14
KEMET Corp. (a)                                            1,600              33
Linear Technology Corp.                                      180               9
Maxim Integrated Products, Inc. (a)                          667              34
Metromedia Fiber Network, Inc.
   Class A (a)                                               900               5
Microchip Technology, Inc. (a)                               820              24
Micromuse, Inc. (a)                                          260              13
Motorola, Inc.                                               960              15
Network Appliance, Inc. (a)                                  890              20
New Focus, Inc. New (a)                                      200               3
Nortel Networks Corp.                                      4,990              76
Oracle Corp. (a)                                           1,110              18
PeopleSoft, Inc. (a)                                       3,500             130
PerkinElmer, Inc.                                          3,300             221
Quantum Corp. - DLT & Storage
   Systems (a)                                             9,300             106
Storage Technology Corp. (a)                               1,700              22
Sun Microsystems, Inc. (a)                                 1,690              29
SunGard Data Systems (a)                                   7,900             437
Sybase, Inc. (a)                                           8,220             129
Symantec Corp. (a)                                           510              33
Synopsys, Inc. (a)                                           230              13
Tech Data Corp. (a)                                        7,100             248
Total Systems Services, Inc.                               1,100              31
UTStarcom, Inc. New (a)                                      300               8
Veritas Software Corp. (a)                                 1,156              69
Vishay Intertechnology, Inc. (a)                           1,160              29
Williams Communications Group,
   Inc. New (a)                                           18,668              84
                                                                       ---------
                                                                           6,438
                                                                       ---------
UTILITIES - 11.8%
ADC Telecommunications, Inc. (a)                             100               1
Adelphia Communications Corp.
 Class A (a)                                                 260               9

36 Equity Income Fund

EQUITY INCOME FUND

                                                April 30, 2001 (Unaudited)


                                                                        MARKET
                                                          NUMBER         VALUE
                                                            OF           (000)
                                                          SHARES           $
                                                        ---------      ---------
Allegheny Energy, Inc.                                      1,500             77
Alltel Corp.                                                2,770            151
Ameren Corp.                                                  950             40
American Electric Power Co., Inc.                           3,420            169
AT&T Corp.                                                 22,677            505
AT&T Wireless Group New (a)                                   700             14
BellSouth Corp.                                            39,320          1,650
Cablevision NY Group Class A (a)                            5,360            369
Cablevision Systems Corp.
   (Rainbow Media Group) (a)                                1,400             30
Centennial Cellular Corp. Class A (a)                         400              6
CenturyTel, Inc.                                              700             19
Charter Communications Holdings
   Inc. Class A (a)                                        19,900            426
Cinergy Corp.                                               3,960            137
Comcast Corp. Special Class A (a)                           7,600            334
Consolidated Edison, Inc.                                     500             19
Cox Communications, Inc. Class A (a)                        1,300             59
Crown Castle International Corp. (a)                          210              5
Dominion Resources, Inc.                                    2,070            142
DTE Energy Co.                                              1,390             58
Edison International                                       13,860            137
Enron Corp.                                                 1,180             74
Entergy Corp.                                               1,140             46
Exelon Corp.                                                3,687            255
FirstEnergy Corp.                                          10,120            307
FPL Group, Inc.                                             2,320            139
Idacorp, Inc.                                               3,800            146
KeySpan Corp.                                               8,600            341
Level 3 Communications, Inc. (a)                            1,200             17
MasTec, Inc. (a)                                              230              3
MCN Energy Group, Inc.                                        600             16
Mediacom Communications Corp.
   Class A (a)                                              5,300            107
Mirant Corp. New (a)                                        1,204             49
Northeast Utilities                                           700             12
NTL, Inc. (a)                                               2,050             60
PG&E Corp.                                                  2,980             27
Pinnacle West Capital Corp.                                 2,630            132
PPL Corp.                                                   7,260            399
Progress Energy, Inc.                                         250             11
Public Service Enterprise Group, Inc.                      10,210            474
Puget Sound Energy, Inc.                                   13,400            318
Quanta Services, Inc. (a)                                     320              8
Questar Corp.                                               1,150             37
Qwest Communications
   International, Inc. (a)                                 24,997          1,022
Reliant Energy, Inc.                                       15,830            784
SBC Communications, Inc.                                   53,100          2,190
Southern Co.                                                2,820             66
Sprint Corp. (Fon Group)                                    8,200            175
Telephone & Data Systems, Inc.                                790             83
Verizon Communications, Inc.                               58,346          3,213
West Corp. (a)                                              8,100            204
Western Resources, Inc.                                       800             20
Williams Cos. (The)                                        22,700            958
WorldCom, Inc. (a)                                         12,590            230
Xcel Energy, Inc.                                           1,295             40
                                                                       ---------
                                                                          16,320
                                                                       ---------
TOTAL COMMON STOCKS
(cost $116,490)                                                          131,159
                                                                       ---------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                        ----------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                        6,730          6,730
United States Treasury Bills (c)(d)(e)
   4.805% due 06/21/01                                      1,000            989
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $7,719)                                                              7,719
                                                                       ---------
TOTAL INVESTMENTS - 100.4%
(identified cost $124,209)                                               138,878
                                                                       =========

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                                (527)
                                                                       ---------
NET ASSETS - 100.0%                                                      138,351
                                                                       =========

(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At amortized cost, which approximates market.
(d) Rate noted as yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 37

EQUITY INCOME FUND

                                                      April 30, 2001 (Unaudited)

                                                                 UNREALIZED
                                                 NUMBER         APPRECIATION
                                                   OF          (DEPRECIATION)
FUTURES CONTRACTS                               CONTRACTS           (000)
                                              -------------    ---------------
S&P Barra Value Index
   expiration date 06/01                                 22    $            75

S&P 500 Index
   expiration date 06/01                                 14                286
                                                               ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                         $           361
                                                               ===============

See accompanying notes which are an integral part of the financial statements.

38 Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $124,209).....................  $138,878
Receivables:
   Dividends.........................................................       176
   Investments sold..................................................       865
   Fund shares sold..................................................       217
Prepaid expenses.....................................................         2
Short-term investments held as collateral for
   securities loaned, at market......................................       636
                                                                       --------
   Total assets......................................................   140,774
Liabilities
Payables:
   Investments purchased ...................................  $ 1,321
   Fund shares redeemed ....................................      230
   Accrued fees to affiliates ..............................      152
   Other accrued expenses ..................................       46
   Daily variation margin on futures contracts .............       38
   Payable upon return of securities loaned, at market .....      636
                                                              -------
      Total liabilities..............................................     2,423
                                                                       --------
NET ASSETS...........................................................  $138,351
                                                                       ========
NET ASSETS CONSISTS OF:
Undistributed net investment income..................................  $     49
Accumulated realized gain (loss).....................................    (3,164)
Unrealized appreciation (depreciation) on:
   Investments.......................................................    14,669
   Futures contracts.................................................       361
Shares of beneficial interest........................................        39
Additional paid-in capital...........................................   126,397
                                                                       --------
NET ASSETS...........................................................  $138,351
                                                                       ========
NET ASSETS VALUE, offering and redemption price per share:
   Class C ($1,109,257 divided by 30,999 shares of $.01 par value shares of beneficial interest outstanding).....................  $  35.78
                                                                       ========
   Class E ($1,101,318 divided by 30,596 shares of $.01 par value shares of beneficial interest outstanding).....................  $  36.00
                                                                       ========
   Class S ($136,140,684 divided by 3,803,044 shares of $.01 par value shares of beneficial interest outstanding)...............  $  35.80
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 39

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends.........................................................  $  1,240
   Dividends from Money Market Fund..................................       181
   Interest..........................................................        32
                                                                       --------

       Total investment income.......................................     1,453

EXPENSES
   Advisory fees...........................................  $    536
   Administrative fees.....................................        36
   Custodian fees..........................................        95
   Distribution fees - Class C.............................         4
   Transfer agent fees.....................................       202
   Professional fees.......................................        18
   Registration fees.......................................        17
   Shareholder servicing fees - Class C....................         1
   Shareholder servicing fees - Class E....................         1
   Trustees' fees..........................................         6
   Miscellaneous...........................................        24
                                                             --------
      Total expenses.................................................       940
                                                                       --------
Net investment income................................................       513
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments.............................................     4,465
   Futures contracts.......................................    (1,224)    3,241
                                                             --------
Net change in unrealized appreciation (depreciation) on:
   Investments.............................................    (7,719)
   Futures contracts.......................................       254    (7,465)
                                                             --------  --------
Net realized and unrealized gain (loss)..............................    (4,224)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............  $ (3,711)
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

40 Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2001     TEN MONTHS ENDED      YEAR ENDED
                                                                  (UNAUDITED)       OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                ----------------    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income......................................  $            513    $          1,024    $           2,312
   Net realized gain (loss)...................................             3,241              (9,535)              18,000
   Net change in unrealized appreciation (depreciation).......            (7,465)              7,032              (20,152)
                                                                ----------------    ----------------    -----------------
      Net increase (decrease) in net assets from operations...            (3,711)             (1,479)                 160
                                                                ----------------    ----------------    -----------------
DISTRIBUTION
   From net investment income
      Class C.................................................                --                  --                   (2)
      Class E.................................................                (2)                 (6)                  (7)
      Class S.................................................              (462)             (1,029)              (2,290)
   From net realized gain
      Class C.................................................                --                  (5)                 (68)
      Class E.................................................                --                  (5)                (101)
      Class S.................................................                --                (896)             (20,115)
   Tax Return of Capital
      Class C.................................................                --                  (1)                  --
      Class E.................................................                --                  (1)                  --
      Class S.................................................                --                 (94)                  --
                                                                ----------------    ----------------    -----------------
         Net decrease in net assets from distributions........              (464)             (2,037)             (22,583)
                                                                ----------------    ----------------    -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
      transactions............................................            (9,661)            (33,336)             (39,774)
                                                                ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...................           (13,836)            (36,852)             (62,197)

NET ASSETS
   Beginning of period........................................           152,187             189,039              251,236
                                                                ----------------    ----------------    -----------------
   End of period (including undistributed net investment
      income of $49 at April 30, 2001 and $51 at December 31,
      1999)...................................................  $        138,351    $        152,187    $         189,039
                                                                ================    =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 41

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 2001*              2000**                1999***
                                                              ----------          ----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $    36.72          $    37.02           $     40.38
                                                              ----------          ----------           -----------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................        (.05)               (.06)                  .04
   Net realized and unrealized gain (loss) .................        (.89)               (.03)                  .66
                                                              ----------          ----------           -----------
      Total income from operations .........................        (.94)               (.09)                  .70
                                                              ----------          ----------           -----------
DISTRIBUTIONS
   From net investment income ..............................          --                  --                  (.17)
   From net realized gain ..................................          --                (.19)                (3.89)
   Tax return of capital ...................................          --                (.02)                   --
                                                              ----------          ----------           -----------
      Total distributions ..................................          --                (.21)                (4.06)
                                                              ----------          ----------           -----------
NET ASSET VALUE, END OF PERIOD .............................  $    35.78          $    36.72           $     37.02
                                                              ==========          ==========           ===========

TOTAL RETURN (%)(b) ........................................       (2.56)               (.17)                 2.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................       1,109               1,035                   995

   Ratios to average net assets (%)(c):
      Operating expenses ...................................        2.30                2.31                  2.10
      Net investment income ................................        (.28)               (.22)                  .10
   Portfolio turnover rate (%) .............................       62.23               99.20                137.94

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

42 Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                                        YEARS ENDED DECEMBER 31,
                                                                              ------------------------------------------
                                                         2001*      2000**      1999        1998       1997     1996***
                                                       --------   --------    --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $  36.89   $  37.20    $  41.45    $  41.43   $  40.22   $  41.86
                                                       --------   --------    --------    --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a).........................       .08        .15         .33         .37        .32        .10
   Net realized and unrealized gain (loss)...........      (.90)      (.02)       (.44)       4.49      12.20       2.39
                                                       --------   --------    --------    --------   --------   --------
      Total income from operations...................      (.82)       .13        (.11)       4.86      12.52       2.49
                                                       --------   --------    --------    --------   --------   --------
DISTRIBUTIONS
   From net investment income........................      (.07)      (.23)       (.25)       (.51)      (.07)      (.18)
   From net realized gain............................        --       (.19)      (3.89)      (4.33)    (11.24)     (3.95)
   Tax return of capital.............................        --       (.02)         --          --         --         --
                                                       --------   --------    --------    --------   --------   --------
      Total distributions............................      (.07)      (.44)      (4.14)      (4.84)    (11.31)     (4.13)
                                                       --------   --------   ---------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $  36.00   $  36.89   $   37.20    $  41.45   $  41.43   $  40.22
                                                       ========   ========   =========    ========   ========   ========
TOTAL RETURN (%)(b)..................................     (2.22)       .46         .04       12.41      32.68       6.23

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........     1,101      1,095       1,061         745        338        122

   Ratios to average net assets (%)(c):
      Operating expenses.............................      1.55       1.56        1.35        1.42       1.74       1.77
      Net investment income..........................       .47        .53         .80         .90        .77       1.50

   Portfolio turnover rate (%).......................     62.23      99.20      137.94      149.63     139.33     106.40

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           Equity Income Fund 43

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                     ------------------------------------------------
                                                  2001*     2000**      1999      1998      1997     1996     1995
                                                --------  ---------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  36.68  $  36.92   $  41.26  $  41.08  $  40.22  $  38.43  $  32.21
                                                --------  --------   --------  --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a)..................       .13       .23        .41       .55       .69       .82       .94
   Net realized and unrealized gain (loss)....      (.90)     (.03)      (.44)     4.49     12.11      7.03     10.08
                                                --------  --------   --------  --------  --------  --------  --------
      Total income from operations............      (.77)      .20       (.03)     5.04     12.80      7.85     11.02
                                                --------  --------   --------  --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income.................      (.11)     (.23)      (.42)     (.53)     (.70)     (.83)     (.97)
   From net realized gain.....................        --      (.19)     (3.89)    (4.33)   (11.24)    (5.23)    (3.83)
   Tax return of capital......................        --      (.02)        --        --        --        --        --
                                                --------  --------   --------  --------  --------  --------  --------
      Total distributions.....................      (.11)     (.44)     (4.31)    (4.86)   (11.94)    (6.06)    (4.80)
                                                --------  --------   --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD................  $  35.80  $  36.68   $  36.92  $  41.26  $  41.08  $  40.22  $  38.43
                                                ========  ========   ========  ========  ========  ========  ========
TOTAL RETURN (%)(b)...........................     (2.07)      .66        .25     12.99     33.59     21.45     34.76

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...   136,141   150,057    186,983   250,491   226,952   195,132   180,116

   Ratios to average net assets (%)(c):
      Operating expenses......................      1.30      1.31       1.11      1.01      1.04      1.07      1.06
      Net investment income...................       .72       .79       1.03      1.30      1.51      2.03      2.51

   Portfolio turnover rate (%)................     62.23     99.20     137.94    149.63    139.33    106.40     92.40

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

44  Equity Income Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
COMMON STOCKS - 97.0%
AUTO AND TRANSPORTATION - 2.1%
ArvinMeritor, Inc.                                       22,205              342
AutoNation, Inc. (a)                                     10,000              109
AutoZone, Inc. (a)                                       94,940            2,975
Burlington Northern Santa Fe Corp.                      106,220            3,123
C.H. Robinson Worldwide, Inc.                            10,400              281
Delphi Automotive Systems Corp.                         137,400            2,047
Delta Air Lines, Inc.                                    40,770            1,795
Eaton Corp.                                              13,000              957
Expeditors International of
   Washington, Inc.                                       2,690              135
FedEx Corp. (a)                                          16,400              690
Ford Motor Co.                                          149,369            4,403
General Motors Corp.                                     90,690            4,971
Genuine Parts Co.                                        16,600              448
Harley-Davidson, Inc.                                    81,500            3,756
Kansas City Southern Industries, Inc. (a)                13,950              179
Newport News Shipbuilding, Inc.                           7,100              459
Southwest Airlines Co.                                  126,850            2,310
TRW, Inc.                                                26,000            1,000
Union Pacific Corp.                                         500               28
Visteon Corp.                                            11,428              189
                                                                         -------
                                                                          30,197
                                                                         -------

CONSUMER DISCRETIONARY - 11.1%
Abercrombie & Fitch Co. Class A (a)                      18,700              623
Amazon.com, Inc. (a)                                     72,370            1,142
American Eagle Outfitters, Inc. (a)                       5,000              186
AOL Time Warner, Inc. (a)                               515,444           26,030
Apollo Group, Inc. Class A (a)                           74,985            2,332
AT&T Corp. - Liberty Media Group
   Class A (a)                                          463,910            7,423
Banta Corp.                                              12,090              316
Best Buy Co. (a)                                         69,570            3,830
BHC Communications, Inc. Class A                            320               43
Brinker International, Inc. (a)                          41,915            1,203
Callaway Golf Co.                                        30,920              750
Career Education Corp. (a)                                5,400              272
Cendant Corp. (a)                                       228,580            4,055
Circuit City Stores - Circuit City Group                 54,200              816
Convergys Corp. (a)                                      13,300              485
Costco Wholesale Corp. (a)                                6,600              231
Darden Restaurants, Inc.                                165,960            4,532
Disney (Walt) Co.                                       356,930           10,797
Donnelley (R.R.) & Sons Co.                              76,540            2,131
Eastman Kodak Co.                                        53,000            2,306
Education Management Corp. (a)                            6,900              216
Energizer Holdings, Inc. (a)                             18,816              448
Estee Lauder Cos., Class A                               28,400            1,129
Federated Department Stores, Inc. (a)                    90,170            3,876
Fox Entertainment Group, Inc. Class A (a)                18,900              434
Gannett Co., Inc.                                        23,200            1,498
Gemstar-TV Guide International, Inc. (a)                 58,250            2,419
Hasbro, Inc.                                             28,600              350
Hilton Hotels Corp.                                      67,500              746
Home Depot, Inc. (The)                                  225,631           10,627
International Flavors & Fragrances, Inc.                 67,720            1,674
Interpublic Group Cos., Inc. (The)                        7,000              238
Jones Apparel Group, Inc. (a)                            18,300              727
Kimberly-Clark Corp.                                     42,223            2,508
Kmart Corp. (a)                                          51,100              511
Kohl's Corp. (a)                                         92,800            5,666
Limited, Inc. (The)                                       5,600               95
Lowe's Companies., Inc.                                  15,800              995
Marriott International, Inc. Class A                     26,700            1,225
Mattel, Inc.                                             13,900              224
May Department Stores Co.                               173,050            6,446
McDonald's Corp.                                         48,900            1,345
Men's Wearhouse, Inc. (The) (a)                          11,600              295
Metro-Goldwyn-Mayer, Inc. (a)                               710               15
New York Times Co. Class A                                5,100              209
NIKE, Inc. Class B                                        3,500              146
Omnicom Group, Inc.                                      22,200            1,950
Payless ShoeSource, Inc. (a)                             23,100            1,473
Priceline.com, Inc. (a)                                   1,020                5
Ruby Tuesday, Inc.                                       11,000              210
Sabre Holdings Corp.                                     58,030            2,893
Safeguard Scientifics, Inc. (a)                           3,900               19
Sears Roebuck & Co.                                     178,260            6,569
Starbucks Corp. (a)                                      10,000              194
Starwood Hotels & Resorts
   Worldwide, Inc.                                       70,400            2,541
Talbots, Inc.                                             1,210               51
Target Corp.                                             84,700            3,257
Ticketmaster Class B (a)                                  2,000               28
TJX Cos., Inc.                                           61,800            1,936
TMP Worldwide, Inc. (a)                                  11,300              545
Tupperware Corp.                                         17,710              390
USA Networks, Inc. (a)                                   48,200            1,207
Venator Group, Inc. (a)                                  12,500              166
Viacom, Inc. Class B (a)                                 99,395            5,174
Wal-Mart Stores, Inc.                                   294,296           15,226
Wallace Computer Services, Inc.                           8,470              151
Whirlpool Corp.                                          21,960            1,224
                                                                         -------
                                                                         158,774
                                                                         -------

CONSUMER STAPLES - 5.6%
Albertson's, Inc.                                        67,410            2,251
Anheuser-Busch Cos., Inc.                                40,680            1,627
Church and Dwight Co., Inc.                               2,160               52
Coca-Cola Co. (The)                                      79,200            3,658

                                                     Quantitative Equity Fund 45

QUANTITATIVE EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
Colgate-Palmolive Co.                                    49,750            2,779
ConAgra, Inc.                                            51,093            1,063
CVS Corp.                                                10,300              607
Gillette Co. (The)                                       67,500            1,914
Heinz (H.J.) Co.                                         27,900            1,092
IBP, Inc.                                                 3,300               52
Interstate Bakeries Corp.                                20,880              293
Kellogg Co.                                                 800               20
Kroger Co. (a)                                           45,800            1,035
Pepsi Bottling Group, Inc. (The)                         58,480            2,340
PepsiCo, Inc.                                           263,000           11,522
Philip Morris Cos., Inc.                                367,350           18,408
Procter & Gamble Co.                                    196,100           11,776
Quaker Oats Co. (The)                                    17,400            1,688
R.J. Reynolds Tobacco Holdings, Inc.                     48,910            2,865
Ralston-Purina Group                                      2,470               75
Safeway, Inc. (a)                                        33,000            1,792
Sara Lee Corp.                                            4,920               98
Smithfield Foods, Inc. (a)                                8,400              288
SuperValu, Inc.                                          35,400              484
SYSCO Corp.                                             169,600            4,769
Tyson Foods, Inc. Class A                                    60                1
Unilever                                                  4,910              276
Universal Corp.                                           1,040               40
UST, Inc.                                                31,080              936
Walgreen Co.                                            101,800            4,355
Winn-Dixie Stores, Inc.                                  77,900            2,459
                                                                         -------
                                                                          80,615
                                                                         -------

FINANCIAL SERVICES - 17.5%
Allstate Corp.                                          143,800            6,004
Ambac Financial Group, Inc.                              27,500            1,480
American Express Co.                                     39,800            1,689
American General Corp.                                   64,000            2,791
American International Group, Inc.                      253,492           20,736
American National Insurance Co.                             200               15
AmeriCredit Corp. (a)                                    44,250            2,051
AmSouth Bancorp                                          98,875            1,696
Apartment Investment &
   Management Co. Class A (b)                            21,720              968
Bank of America Corp.                                   251,474           14,083
Bank of New York Co., Inc.                               44,900            2,254
Bank One Corp.                                          105,000            3,966
Banknorth Group, Inc.                                       900               18
BB&T Corp.                                               15,550              551
Bear Stearns Companies, Inc. (The)                       31,385            1,579
Capital One Financial Corp.                              48,700            3,061
Charter One Financial, Inc.                               3,500              103
CIGNA Corp.                                              24,600            2,625
CIT Group, Inc.                                          37,100            1,362
Citigroup, Inc.                                         854,581           42,003
CNA Financial Corp. (a)                                  45,500            1,607
Comerica, Inc.                                           52,700            2,710
Concord EFS, Inc. (a)                                     5,070              236
Conseco, Inc.                                            98,300            1,871
Countrywide Credit Industries, Inc.                      86,900            3,708
Dime Bancorp, Inc.                                        1,500               50
E*TRADE Group, Inc. (a)                                  64,050              602
Eaton Vance Corp.                                         9,600              310
Edwards (A.G.), Inc.                                      5,800              236
Equity Office Properties Trust (b)                       10,860              310
Federal National Mortgage Association                   142,570           11,443
Federated Investors, Inc. Class B                        17,700              516
FelCor Lodging Trust, Inc. (b)                            7,500              165
Fidelity National Financial, Inc.                         5,400              126
Fifth Third Bancorp                                      19,050            1,024
First Data Corp.                                         32,000            2,158
First Union Corp.                                        67,470            2,022
FleetBoston Financial Corp.                             125,108            4,800
Freddie Mac                                             113,402            7,462
Golden State Bancorp, Inc.                               12,000              358
Golden West Financial Corp.                              10,300              605
Goldman Sachs Group, Inc.                                48,400            4,409
Greater Bay Bancorp                                      10,700              292
Greenpoint Financial Corp.                               13,100              482
Hartford Financial Services
   Group, Inc. (The)                                      6,100              379
Heller Financial, Inc. Class A                            6,100              195
Hibernia Corp. Class A                                   14,900              243
Household International, Inc.                            25,340            1,622
IndyMac Bancorp, Inc. (a)                                 6,900              158
Investment Technology Group (a)                             780               38
Investors Financial Services Corp.                        5,600              401
iStar Financial, Inc.                                     7,300              183
J.P. Morgan Chase & Co.                                 201,004            9,644
KeyCorp                                                  75,100            1,741
Lehman Brothers Holdings, Inc.                           51,960            3,780
Lincoln National Corp.                                   23,100            1,066
Loews Corp.                                              35,620            2,401
M&T Bank Corp.                                           14,300            1,023
Marsh & McLennan Cos., Inc.                              15,900            1,533
MBIA, Inc.                                               21,750            1,041
MBNA Corp.                                              129,408            4,613
MeriStar Hospitality Corp. (b)                            8,400              169
Merrill Lynch & Co., Inc.                                88,420            5,456
MONY Group, Inc. (The)                                    6,200              218
Morgan Stanley Dean Witter & Co.                        181,906           11,422
National City Corp.                                      51,750            1,408
Paychex, Inc.                                            44,500            1,538
PMI Group, Inc. (The)                                    20,020            1,287
PNC Bank Corp.                                           60,185            3,916
Protective Life Corp.                                    17,400              521

46 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
Providian Financial Corp.                               131,900            7,030
Radian Group, Inc.                                        4,100              318
Schwab (Charles) Corp.                                   35,300              699
SEI Investments Co.                                      30,000            1,203
SouthTrust Corp.                                         86,230            4,100
St. Paul Cos., Inc.                                      35,920            1,620
Stilwell Financial, Inc.                                 27,300              805
SunTrust Banks, Inc.                                      1,830              116
TD Waterhouse Group, Inc. (a)                            52,700              591
Torchmark Corp.                                          22,500              853
U.S. Bancorp                                            539,530           11,427
UnionBanCal Corp.                                        23,471              717
UnumProvident Corp.                                      33,050              988
USA Education, Inc.                                       2,900              205
Washington Mutual, Inc.                                 128,410            6,411
Wells Fargo & Co.                                        51,890            2,436
Wilmington Trust Corp.                                    2,800              161
                                                                         -------
                                                                         252,213
                                                                         -------

HEALTH CARE - 14.4%
Abbott Laboratories                                     111,600            5,176
Abgenix, Inc. (a)                                         2,000               75
Aetna, Inc. New (a)                                      23,500              662
Allergan, Inc.                                           26,470            2,012
ALZA Corp. (a)                                           46,500            2,126
American Home Products Corp.                             87,720            5,066
AmeriSource Health Corp. Class A (a)                     11,800              637
Amgen, Inc. (a)                                          86,150            5,267
Applera Corp. - Applied
   Biosystems Group                                      15,500              497
Bard (C.R.), Inc.                                        11,700              515
Barr Laboratories, Inc. (a)                               5,600              325
Baxter International, Inc.                               21,200            1,932
Becton, Dickinson & Co.                                  30,700              993
Bergen Brunswig Corp. Class A                            27,700              507
Biogen, Inc. (a)                                          4,010              259
Boston Scientific Corp. (a)                             284,910            4,524
Bristol-Myers Squibb Co.                                227,650           12,748
Cardinal Health, Inc.                                    68,315            4,604
Caremark Rx, Inc. (a)                                    26,900              426
Cerner Corp. (a)                                         16,600              747
Chiron Corp. (a)                                          4,020              193
Express Scripts, Inc. Class A (a)                         8,400              713
First Health Group Corp. (a)                             32,590            1,687
Forest Labs, Inc. (a)                                    65,000            3,975
Genentech, Inc. (a)                                       8,200              431
Genzyme Corp. (a)                                         7,100              774
Guidant Corp. (a)                                        18,600              763
HCA-The Healthcare Co.                                   20,300              786
Health Net, Inc. (a)                                     21,400              461
HEALTHSOUTH Corp. (a)                                   145,250            2,041
Human Genome Sciences, Inc. (a)                          27,200            1,747
Humana, Inc. (a)                                         20,100              199
ICOS Corp. (a)                                           12,860              741
IDEC Pharmaceuticals Corp. (a)                           17,300              851
Immunex Corp. (a)                                        13,700              209
IVAX Corp. (a)                                           41,600            1,666
Johnson & Johnson                                       255,830           24,682
Laboratory Corp. of America Holdings (a)                  3,100              437
Lilly (Eli) & Co.                                       137,110           11,654
McKesson HBOC, Inc.                                      16,400              506
MedImmune, Inc. (a)                                       1,600               63
Medtronic, Inc.                                          48,700            2,172
Merck & Co., Inc.                                       361,770           27,484
Millennium Pharmaceuticals, Inc. (a)                      7,100              264
Oxford Health Plans, Inc. (a)                            29,640              922
PacifiCare Health Systems, Inc. (a)                      21,490              761
Perrigo Co. (a)                                          22,780              272
Pfizer, Inc.                                          1,011,105           43,781
Pharmacia Corp.                                         114,405            5,979
Protein Design Labs, Inc. (a)                               200               13
Schering-Plough Corp.                                    91,720            3,535
St. Jude Medical, Inc. (a)                               32,000            1,832
Stryker Corp.                                            31,400            1,862
Techne Corp. (a)                                          1,610               52
Tenet Healthcare Corp.                                  139,100            6,209
UnitedHealth Group, Inc.                                 66,328            4,343
Universal Health Services, Inc.
   Class B (a)                                            9,400              844
Varian Medical Systems, Inc. (a)                         13,900              957
Wellpoint Health Networks, Inc. (a)                      19,560            1,921
                                                                         -------
                                                                         206,880
                                                                         -------

INTEGRATED OILS - 5.4%
Amerada Hess Corp.                                        9,870              864
Chevron Corp.                                            83,000            8,014
Conoco, Inc. Class B                                     51,419            1,564
Cross Timbers Oil Co.                                    11,900              323
Exxon Mobil Corp.                                       391,680           34,703
Helmerich & Payne, Inc.                                   5,050              259
HS Resources, Inc. (a)                                    6,700              332
Noble Affiliates, Inc.                                      790               34
Occidental Petroleum Corp.                              358,160           10,788
Phillips Petroleum Co.                                   44,300            2,640
Royal Dutch Petroleum Co.                                76,940            4,580
Texaco, Inc.                                             58,840            4,253
USX-Marathon Group                                      274,938            8,788
                                                                         -------
                                                                          77,142
                                                                         -------

                                                     Quantitative Equity Fund 47

QUANTITATIVE EQUITY FUND

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
MATERIALS AND PROCESSING - 2.6%
Air Products & Chemicals, Inc.                            22,200             954
Alcoa, Inc.                                               73,770           3,054
Archer-Daniels-Midland Co.                               145,497           1,733
Ashland, Inc.                                              8,800             379
Centex Corp.                                              28,750           1,241
Crown Cork & Seal Co., Inc.                               22,600              97
Dow Chemical Co.                                          33,500           1,121
E.I. du Pont de Nemours & Co.                              2,800             127
Eastman Chemical Co.                                      28,400           1,512
Ecolab, Inc.                                              25,100             950
Georgia-Pacific Corp. (Timber Group)                       3,100              92
Inco, Ltd. (a)                                             1,000              18
Lubrizol Corp.                                            10,590             310
Minnesota Mining & Manufacturing Co.                      39,960           4,756
Nucor Corp.                                               17,800             903
Olin Corp.                                                 2,640              50
PPG Industries, Inc.                                      35,320           1,877
Praxair, Inc.                                             33,210           1,572
Precision Castparts Corp.                                 16,600             620
Rohm & Haas Co.                                           47,000           1,615
Sigma Aldrich Corp.                                        1,000              46
Smurfit-Stone Container Corp. (a)                         39,200             574
Sonoco Products Co.                                       17,400             389
Tyco International, Ltd.                                 209,791          11,197
USG Corp.                                                  1,320              14
Waters Corp. (a)                                          19,600           1,023
Weyerhaeuser Co.                                          10,115             572
Willamette Industries, Inc.                                3,940             191
                                                                         -------
                                                                          36,987
                                                                         -------

OTHER ENERGY - 2.7%
Anadarko Petroleum Corp.                                  71,453           4,617
Apache Corp.                                              49,060           3,138
Baker Hughes, Inc.                                        21,960             863
BJ Services Co. (a)                                        2,570             211
CONSOL Energy, Inc.                                        9,600             367
Cooper Cameron Corp. (a)                                   7,900             498
Devon Energy Corp.                                         6,200             366
ENSCO International, Inc.                                  3,300             128
Global Marine, Inc. (a)                                   37,300           1,072
Grey Wolf, Inc. (a)                                       30,700             196
Kerr-McGee Corp.                                          74,950           5,370
Mitchell Energy & Development
   Corp. Class A                                          11,600             644
Nabors Industries, Inc. (a)                               32,610           1,944
Noble Drilling Corp. (a)                                  37,430           1,815
Patterson Energy, Inc. (a)                                 3,800             131
Sempra Energy                                             51,620           1,428
Sunoco, Inc.                                              29,000           1,103
Tidewater, Inc.                                           21,330           1,000
Tosco Corp.                                                5,690             262
TXU Corp.                                                110,400           4,853
Ultramar Diamond Shamrock Corp.                          140,460           6,336
UTI Energy Corp. (a)                                       4,100             141
Valero Energy Corp.                                       51,200           2,467
Vintage Petroleum, Inc.                                   12,900             268
                                                                         -------
                                                                          39,218
                                                                         -------

PRODUCER DURABLES - 8.1%
Applied Materials, Inc. (a)                               88,700           4,843
B.F. Goodrich Co.                                         19,300             760
Boeing Co. (The)                                         196,490          12,143
Cooper Industries, Inc.                                   16,900             632
D.R. Horton, Inc.                                         30,247             733
Danaher Corp.                                             17,000             952
Dover Corp.                                               25,800           1,008
Emerson Electric Co.                                      16,200           1,080
General Dynamics Corp.                                    21,133           1,629
General Electric Co.                                   1,298,980          63,039
Grainger (W.W.), Inc.                                     12,500             485
Honeywell International, Inc.                             77,700           3,798
Ingersoll-Rand Co.                                        26,100           1,227
ITT Industries, Inc.                                      14,740             650
Johnson Controls, Inc.                                    29,500           2,136
KB HOME                                                   34,900           1,055
Lennar Corp.                                              26,800           1,173
Lexmark International Group, Inc.
   Class A (a)                                            37,150           2,282
Lockheed Martin Corp.                                     33,600           1,181
Mettler-Toledo International, Inc. (a)                     9,600             425
Northrop Grumman Corp.                                     4,420             399
Novellus Systems, Inc. (a)                                13,800             761
NVR, Inc. (a)                                              3,000             572
Parker-Hannifin Corp.                                      6,400             298
Pulte Corp.                                               14,100             660
Raytheon Co. Class B                                      43,100           1,273
Rockwell International Corp.                              67,180           3,025
Solectron Corp. (a)                                       49,530           1,261
Toll Brothers, Inc. (a)                                   18,800             667
United Technologies Corp.                                 63,500           4,958
Waste Management, Inc.                                    25,200             615
Xerox Corp.                                              108,300             978
                                                                         -------
                                                                         116,698
                                                                         -------

TECHNOLOGY - 18.2%
3Com Corp. (a)                                            47,000             306
Advanced Micro Devices, Inc. (a)                          73,730           2,286
Agilent Technologies, Inc. (a)                            52,150           2,034
Akamai Technologies, Inc. (a)                              1,500              14
Altera Corp. (a)                                          20,600             521
Arrow Electronics, Inc. (a)                               49,900           1,397

48 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
Art Technology Group, Inc. (a)                            2,000               18
At Home Corp. Series A (a)                                5,500               21
Atmel Corp. (a)                                          77,520            1,077
Autodesk, Inc.                                           18,930              660
Automatic Data Processing, Inc.                          51,500            2,794
Avaya, Inc. (a)                                          46,410              686
Avnet, Inc.                                             102,600            2,617
Axcelis Technologies, Inc. New (a)                       77,400            1,162
BARRA, Inc. (a)                                           6,400              295
BEA Systems, Inc. (a)                                    21,500              878
BMC Software, Inc. (a)                                   68,020            1,645
Broadcom Corp. Class A (a)                                9,600              399
BroadVision, Inc. (a)                                     6,870               44
Cabletron Systems, Inc. (a)                               9,200              144
CacheFlow, Inc. New (a)                                     540                3
Cadence Design Systems, Inc. (a)                         58,770            1,217
CIENA Corp. (a)                                          55,900            3,078
Cirrus Logic, Inc. (a)                                    7,300              119
Cisco Systems, Inc. (a)                                 510,879            8,675
Citrix Systems, Inc. (a)                                 38,800            1,102
CMGI, Inc. (a)                                            8,900               27
CNET Networks, Inc. (a)                                   1,470               18
COMPAQ Computer Corp.                                   204,000            3,570
Computer Associates International, Inc.                  15,880              511
Comverse Technology, Inc. (a)                            37,900            2,596
Corning, Inc.                                           218,150            4,793
Critical Path, Inc. (a)                                   1,430                2
CSG Systems International, Inc. (a)                          30                2
Dell Computer Corp. (a)                                 433,170           11,388
DST Systems, Inc. (a)                                    21,800            1,071
E.piphany, Inc. (a)                                       1,800               16
EarthLink, Inc. (a)                                      34,520              378
eBay, Inc. (a)                                            6,800              343
Electronic Data Systems Corp.                           111,831            7,213
EMC Corp. (a)                                           182,636            7,232
FactSet Research Systems, Inc.                            3,900              138
Fairchild Semiconductor Corp. Class A (a)                70,300            1,272
Freemarkets, Inc. (a)                                    54,000              518
Galileo International, Inc.                             103,890            2,537
General Motors Corp. Class H (a)                         65,982            1,402
GTECH Holdings Corp. (a)                                 21,410              698
Hewlett-Packard Co.                                      66,700            1,896
HomeStore.com, Inc. (a)                                  10,800              345
Imation Corp. (a)                                         1,650               38
IMS Health, Inc.                                        181,590            4,985
Infonet Services Corp. Class B (a)                        6,000               43
InfoSpace.com, Inc. (a)                                   5,130               23
Ingram Micro, Inc. Class A (a)                           17,900              259
Inktomi Corp. (a)                                         2,800               21
Integrated Device Technology, Inc. (a)                   33,950            1,330
Intel Corp.                                             820,590           25,364
International Business Machines Corp.                   166,803           19,206
International Game Technology (a)                         1,100               62
International Rectifier Corp. (a)                        32,000            1,776
Internet Capital Group, Inc. (a)                          6,480               14
IntraNet Solutions, Inc. (a)                              6,800              225
Intuit, Inc. (a)                                          8,190              262
JDS Uniphase Corp. (a)                                   60,900            1,303
Juniper Networks, Inc. (a)                               33,250            1,963
Kana Communications, Inc. (a)                             2,780                4
KEMET Corp. (a)                                         106,990            2,195
L-3 Communications Holdings, Inc. (a)                     6,600              510
Lattice Semiconductor Corp. (a)                          14,900              367
Liberate Technologies, Inc. (a)                           1,600               16
Linear Technology Corp.                                 130,530            6,271
LSI Logic Corp. (a)                                      11,390              233
Lucent Technologies, Inc.                                84,500              846
Macromedia, Inc. (a)                                      1,700               39
Maxim Integrated Products, Inc. (a)                     179,350            9,165
McDATA Corp. Class A New (a)                              1,170               27
Mentor Graphics Corp. (a)                                24,040              632
Mercury Computer Systems, Inc. (a)                        6,100              310
Metromedia Fiber Network,
   Inc. Class A (a)                                      34,100              174
Microchip Technology, Inc. (a)                           62,070            1,796
Micromuse, Inc. (a)                                      17,310              857
Micron Technology, Inc. (a)                              28,480            1,292
Microsoft Corp. (a)                                     456,041           30,897
Motorola, Inc.                                          126,245            1,963
NCR Corp. (a)                                            47,600            2,238
Network Appliance, Inc. (a)                              43,280              985
Nortel Networks Corp.                                   374,517            5,730
NVIDIA Corp. (a)                                         14,400            1,200
Openwave Systems, Inc. (a)                               13,732              475
Oracle Corp. (a)                                        632,840           10,227
Parametric Technology Corp. (a)                          22,800              260
PeopleSoft, Inc. (a)                                     25,800              956
Peregrine Systems, Inc. (a)                              37,300              962
PMC - Sierra, Inc. (a)                                   11,600              483
Portal Software, Inc. (a)                                 3,430               30
QUALCOMM, Inc. (a)                                       79,988            4,588
Quantum Corp. - DLT & Storage
   Systems (a)                                           68,400              780
RealNetworks, Inc. (a)                                    2,280               21
RSA Security, Inc. (a)                                   36,000            1,152
Sanmina Corp. (a)                                        38,200            1,114
Scient Corp. (a)                                            900                1
Scientific-Atlanta, Inc.                                 13,560              783
Siebel Systems, Inc. (a)                                 22,500            1,026
Silicon Storage Technology, Inc. (a)                     74,300              739
Storage Technology Corp. (a)                            102,290            1,308
Sun Microsystems, Inc. (a)                              546,140            9,350

                                                     Quantitative Equity Fund 49

QUANTITATIVE EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          -------
SunGard Data Systems (a)                                  4,110              227
Sybase, Inc. (a)                                         69,030            1,087
Symantec Corp. (a)                                       27,690            1,795
Synopsys, Inc. (a)                                       15,010              862
Tech Data Corp. (a)                                      34,600            1,205
Tellabs, Inc. (a)                                        14,600              512
Texas Instruments, Inc.                                  64,800            2,507
Unisys Corp. (a)                                         15,800              190
UTStarcom, Inc. New (a)                                  18,900              472
VeriSign, Inc. (a)                                       43,685            2,239
Veritas Software Corp. (a)                              141,043            8,407
Verity, Inc. (a)                                          9,500              213
VerticalNet, Inc. (a)                                     1,310                3
Vishay Intertechnology, Inc. (a)                         27,400              683
Vitria Technology, Inc. (a)                               2,480               12
webMethods, Inc. New (a)                                    540               13
Williams Communications
   Group, Inc. New (a)                                    6,200               28
Xilinx, Inc. (a)                                         24,500            1,162
Yahoo!, Inc. (a)                                          9,900              200
                                                                       ---------
                                                                         261,851
                                                                       ---------

UTILITIES - 9.3%
Allegheny Energy, Inc.                                    4,780              245
Alltel Corp.                                             54,650            2,984
Ameren Corp.                                             18,800              789
American Electric Power Co., Inc.                         5,640              278
AT&T Corp.                                              164,116            3,657
AT&T Wireless Group New (a)                             228,540            4,594
BellSouth Corp.                                         248,366           10,421
BroadWing, Inc. (a)                                       9,200              228
Calpine Corp. (a)                                        59,350            3,382
Cinergy Corp.                                            55,500            1,925
CMS Energy Corp.                                         37,100            1,161
Comcast Corp. Special Class A (a)                        90,360            3,968
Consolidated Edison, Inc.                                26,280              983
Cox Communications, Inc. Class A (a)                     27,250            1,240
Crown Castle International Corp. (a)                     32,300              791
Dominion Resources, Inc.                                 23,700            1,623
DTE Energy Co.                                           36,070            1,512
Duke Energy Corp.                                        18,200              851
Dynegy, Inc. Class A                                     77,400            4,478
Enron Corp.                                              29,100            1,825
Entergy Corp.                                           108,300            4,386
Exelon Corp.                                              5,900              407
FirstEnergy Corp.                                       101,460            3,074
FPL Group, Inc.                                          13,460              806
Global Crossing, Ltd. (a)                                60,800              762
GPU, Inc.                                                 1,900               63
KeySpan Corp.                                             4,200              167
Level 3 Communications, Inc. (a)                         51,130              728
MCN Energy Group, Inc.                                    3,500               92
Nextel Communications, Inc. Class A (a)                  60,100              977
NiSource, Inc.                                           15,800              470
PG&E Corp.                                               34,410              309
Pinnacle West Capital Corp.                              34,810            1,747
PPL Corp.                                                 9,730              535
Progress Energy, Inc.                                    24,900            1,102
Public Service Co. of New Mexico                         10,800              390
Public Service Enterprise Group, Inc.                    72,780            3,380
Qwest Communications
   International, Inc. (a)                              223,300            9,133
Reliant Energy, Inc.                                      9,280              460
SBC Communications, Inc.                                301,881           12,453
Sprint Corp. (Fon Group)                                180,020            3,849
Sprint Corp. (PCS Group) (a)                            110,100            2,822
TECO Energy, Inc.                                        42,900            1,372
Telephone & Data Systems, Inc.                           10,700            1,124
Time Warner Telecom, Inc. Class A (a)                     7,600              385
United States Cellular Corp. (a)                         23,500            1,551
UtiliCorp United, Inc.                                   14,400              508
Verizon Communications, Inc.                            446,341           24,580
VoiceStream Wireless Corp. (a)                            9,037              949
Wisconsin Energy Corp.                                   14,900              328
WorldCom, Inc. (a)                                      410,192            7,486
Xcel Energy, Inc.                                        12,900              402
                                                                       ---------
                                                                         133,732
                                                                       ---------

TOTAL COMMON STOCKS
(cost $1,198,659)                                                      1,394,307
                                                                       ---------

50 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2001 (Unaudited)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                      ---------       ---------
SHORT-TERM INVESTMENTS - 3.1%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                    37,918           37,918
United States Treasury Bills (c)(d)(e)
   4.390% due 06/21/01                                   2,000            1,988
   4.400% due 06/21/01                                   2,700            2,683
   4.560% due 06/21/01                                   2,000            1,987
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $44,576)                                                           44,576
                                                                      ---------

TOTAL INVESTMENTS - 100.1%
(identified cost $1,243,235)                                          1,438,883

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                             (1,441)
                                                                      ---------

NET ASSETS - 100.0%                                                   1,437,442
                                                                      =========
                                                                    UNREALIZED
                                                NUMBER             APPRECIATION
                                                  OF              (DEPRECIATION)
FUTURES CONTRACTS                              CONTRACTS               (000)
                                               ---------          --------------
S&P 400 Midcap Index
   expiration date 06/01                              86          $          584

S&P 500 Index
   expiration date 06/01                              74                     213
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                            $          797
                                                                  ==============

(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 51

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $1,243,235)...................................................................  $  1,438,883
Receivables:
   Dividends.........................................................................................................         1,003
   Investments sold..................................................................................................         6,881
   Fund shares sold..................................................................................................         2,301
   From Advisor......................................................................................................            34
   Daily variation margin on futures contracts.......................................................................            47
Prepaid expenses.....................................................................................................             1
Short-term investments held as collateral for securities loaned, at market...........................................        58,936
                                                                                                                       -------------
      Total assets...................................................................................................     1,508,086

LIABILITIES
Payables:
   Due to Custodian..................................................................................  $          246
   Investments purchased.............................................................................           8,964
   Fund shares redeemed..............................................................................           1,364
   Accrued fees to affiliates........................................................................           1,079
   Other accrued expenses............................................................................              55
Payable upon return of securities loaned, at market..................................................          58,936
                                                                                                       --------------
      Total liabilities..............................................................................................        70,644
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,437,442
                                                                                                                       ============
NET ASSETS CONSIST OF:
Undistributed net investment income..................................................................................  $      1,450
Accumulated net realized gain (loss).................................................................................        35,682
Unrealized appreciation (depreciation) on:
   Investments.......................................................................................................       195,648
   Futures contracts.................................................................................................           797
Shares of beneficial interest........................................................................................           379
Additional paid-in capital...........................................................................................     1,203,486
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,437,442
                                                                                                                       ============
NET ASSET VALUE, offering and redemption price per share:
   Class C ($20,807,840 divided by 555,728 shares of $.01 par value
      shares of beneficial interest outstanding).....................................................................  $      37.44
                                                                                                                       ============
   Class E ($20,517,834 divided by 542,713 shares of $.01 par value
      shares of beneficial interest outstanding).....................................................................  $      37.81
                                                                                                                       ============
   Class S ($1,396,116,230 divided by 36,837,616 shares of $.01 par value
      shares of beneficial interest outstanding).....................................................................  $      37.90
                                                                                                                       ============

See accompanying notes which are an integral part of the financial statements.

52 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands
                             For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends.........................................................................................................  $      8,725
   Dividends from Money Market Fund..................................................................................         1,154
   Interest..........................................................................................................           152
                                                                                                                       ------------
      Total investment income........................................................................................        10,031

EXPENSES
   Advisory fees.......................................................................................  $      5,202
   Administrative fees.................................................................................           400
   Custodian fees......................................................................................           282
   Distribution fees - Class C.........................................................................            74
   Transfer agent fees.................................................................................           733
   Professional fees...................................................................................            38
   Registration fees...................................................................................            66
   Shareholder servicing fees - Class C................................................................            24
   Shareholder servicing fees - Class E................................................................            21
   Trustees' fees......................................................................................            11
   Miscellaneous.......................................................................................            43
                                                                                                         ------------
   Expenses before reductions..........................................................................         6,894
   Expense reductions..................................................................................            (2)
                                                                                                         ------------
      Expenses, net..................................................................................................         6,892
                                                                                                                       ------------
Net investment income................................................................................................         3,139
                                                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................................        (53,924)
   Futures contracts..................................................................................         (7,648)      (61,572)
                                                                                                        -------------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................................       (123,927)
   Futures contracts..................................................................................          2,494      (121,433)
                                                                                                        -------------  ------------
Net realized and unrealized gain (loss)..............................................................................      (183,005)
                                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................................................................  $   (179,866)
                                                                                                                       ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 53

QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        SIX MONTHS ENDED
                                                                         APRIL 30, 2001      TEN MONTHS ENDED         YEAR ENDED
                                                                          (UNAUDITED)        OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                        ----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..............................................   $       3,139      $         5,293           $      7,449
   Net realized gain (loss)...........................................         (61,572)              77,616                255,494
   Net change in unrealized appreciation (depreciation)...............        (121,433)             (74,342)                17,750
                                                                         -------------      ---------------           ------------
      Net increase (decrease) in net assets from operations...........        (179,866)               8,567                280,693
                                                                         -------------      ---------------           ------------



DISTRIBUTIONS
   From net investment income
      Class C........................................................               --                   --                     (5)
      Class E........................................................              (16)                 (21)                   (19)
      Class S........................................................           (3,042)              (5,016)                (7,550)
   From net realized gain
      Class C........................................................             (655)                (307)                (1,371)
      Class E........................................................             (495)                (170)                  (927)
      Class S........................................................          (46,194)             (31,384)              (179,302)
                                                                         -------------      ---------------           ------------
         Net decrease in net assets from distributions...............          (50,402)             (36,898)              (189,174)
                                                                         -------------      ---------------           ------------

SHARE TRANSACTIONS
Net increase (decrease) in net assets from share transactions........           74,927               54,493                151,572
                                                                         -------------      ---------------           ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................         (155,341)              26,162                243,091

NET ASSETS
   Beginning of period...............................................        1,592,783            1,566,621              1,323,530
                                                                         -------------      ---------------           ------------
   End of period (including undistributed net investment income of
      $1,450 at April 30, 2001 and $1,369 at October 31, 2000).......    $   1,437,442      $     1,592,783           $  1,566,621
                                                                         =============      ===============           ============

See accompanying notes which are an integral part of the financial statements.

54 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    2001*        2000**       1999***
                                                ------------  ------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $      43.88  $      44.94  $     43.02
                                                ------------  ------------  -----------
INCOME FROM OPERATIONS
   Net investment income (a)..................          (.10)         (.22)        (.20)
   Net realized and unrealized gain (loss)....         (5.02)          .07         8.00
                                                ------------  ------------  -----------
      Total income from operations............         (5.12)         (.15)        7.80
                                                ------------  ------------  -----------
DISTRIBUTIONS
   From net investment income.................            --            --         (.04)
   From net realized gain.....................         (1.32)         (.91)       (5.84)
                                                ------------  ------------  -----------
      Total distributions.....................         (1.32)         (.91)       (5.88)
                                                ------------  ------------  -----------
NET ASSET VALUE, END OF PERIOD................  $      37.44  $      43.88  $     44.94
                                                ============  ============  ===========

TOTAL RETURN (%)(b)...........................        (11.77)         (.16)       18.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...        20,808        20,935       13,613

   Ratios to average net assets (%)(c):
       Operating expenses.....................          1.95          1.92         1.93
       Net investment income..................          (.55)         (.60)        (.47)

   Portfolio turnover rate (%)................         48.19         59.25        89.52

*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 55

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                               YEARS ENDED DECEMBER 31,
                                                                              ------------------------------------------------------
                                                         2001*      2000**        1999          1998           1997       1996***
                                                      ---------   ---------   ----------    -----------    ---------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD................  $   44.17   $   45.19   $    42.50    $     36.80    $   33.05    $     33.81
                                                      ---------   ---------   ----------    -----------    ---------    -----------
INCOME FROM OPERATIONS
   Net investment income (a)........................        .04         .06          .13            .12          .14            .05
   Net realized and unrealized gain (loss)..........      (5.04)       (.08)        8.50           8.54         9.95           1.87
                                                      ---------   ---------   ----------    -----------    ---------    -----------
      Total income from operations..................      (5.00)       (.02)        8.63           8.66        10.09           1.92
                                                      ---------   ---------   ----------    -----------    ---------    -----------
DISTRIBUTIONS
   From net investment income.......................       (.04)       (.09)        (.10)          (.16)        (.07)          (.08)
   From net realized gain...........................      (1.32)       (.91)       (5.84)         (2.80)       (6.27)         (2.60)
                                                      ---------   ---------   ----------    -----------    ---------    -----------
      Total distributions...........................      (1.36)      (1.00)       (5.94)         (2.96)       (6.34)         (2.68)
                                                      ---------   ---------   ----------    -----------    ---------    -----------
NET ASSET VALUE, END OF PERIOD......................  $   37.81   $   44.17   $    45.19    $     42.50    $   36.80    $     33.05
                                                      =========   =========   ==========    ===========    =========    ===========
TOTAL RETURN (%)(b).................................     (11.41)        .11        21.11          24.34        31.70           5.91

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........     20,518      15,314        7,987          7,479        2,344            322

   Ratios to average net assets (%)(c):
      Operating expenses............................       1.20        1.17         1.18           1.31         1.59           1.65
      Net investment income.........................        .20         .15          .28            .30          .33            .81

   Portfolio turnover rate (%)......................      48.19       59.25        89.52          77.23        87.67          74.33

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

56 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                   2001*       2000**       1999      1998         1997        1996         1995
                                                 -------     --------     -------   --------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD..........   $ 44.27     $  45.19     $ 42.53   $  36.78    $   33.05     $  30.76    $   24.84
                                                 -------     --------     -------   --------    ---------    ---------    ---------

INCOME FROM OPERATIONS
   Net investment income (a)..................       .09          .15         .24        .27          .38          .51          .50
   Net realized and unrealized gain
      (loss)..................................     (5.05)        (.02)       8.50       8.55        10.00         6.24         8.72
                                                 -------     --------     -------   --------    ---------    ---------    ---------
      Total income from operations............     (4.96)         .13        8.74       8.82        10.38         6.75         9.22
                                                 -------     --------     -------   --------    ---------    ---------    ---------

DISTRIBUTIONS
   From net investment income.................      (.09)        (.14)       (.24)      (.27)        (.38)        (.51)        (.51)
   From net realized gain.....................     (1.32)        (.91)      (5.84)     (2.80)       (6.27)       (3.95)       (2.79)
                                                 -------     --------     -------   --------    ---------    ---------    ---------
      Total distributions.....................     (1.41)       (1.05)      (6.08)     (3.07)       (6.65)       (4.46)       (3.30)
                                                 -------     --------     -------   --------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD................   $ 37.90     $  44.27     $ 45.19   $  42.53    $   36.78     $  33.05    $   30.76
                                                 =======     ========     =======   ========    =========     ========    =========

TOTAL RETURN (%)(b)...........................    (11.30)         .47       21.37      24.82        32.70        23.08        37.69

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
      (in thousands).......................... 1,396,116    1,556,534   1,545,021  1,316,051      996,880      663,925      488,948

   Ratios to average net assets (%)(c):
      Operating expenses......................       .95          .92         .93        .91          .91          .93          .93
      Net investment income...................       .46          .42         .53        .69         1.04         1.59         1.71

   Portfolio turnover rate (%)................     48.19        59.25       89.52      77.23        87.67        74.33        78.83

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 57

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              --------   -------
COMMON STOCKS - 92.8%
AUSTRALIA - 2.6%
Amcor, Ltd.                                                    540,695     1,683
AMP, Ltd.                                                       39,946       408
Austereo Group, Ltd. (a)                                        12,264        12
Australia & New Zealand Bank
   Group, Ltd.                                                 122,600       876
Australian Gas & Light Co.                                       7,623        41
Australian Stock Exchange, Ltd.                                  2,600        16
Billabong International, Ltd. (a)                                9,000        24
Brambles Industries, Ltd.                                        3,300        84
Broken Hill Proprietary Co.                                    347,598     3,816
Cable & Wireless Optus, Ltd. (a)                               175,100       317
Coca Cola Amatil, Ltd.                                          24,291        58
Coles Myer, Ltd.                                                45,000       159
Commonwealth Bank of Australia                                  39,725       584
CSR, Ltd.                                                      875,503     2,390
Fairfax (John) Holdings, Ltd.                                    4,900        10
Foster's Brewing Group, Ltd.                                 1,505,184     3,785
Goodman Fielder Wattie                                         815,730       499
Leighton Holdings, Ltd. Class A                                 10,800        40
M.I.M. Holdings, Ltd.                                          300,000       199
Mayne Nickless, Ltd.                                            13,080        43
National Australia Bank, Ltd.                                  390,505     5,995
National Foods, Ltd.                                             9,100        10
News Corp., Ltd.                                                62,676       596
Oil Search, Ltd. (Australia Regd) (a)                            8,900         6
Orica, Ltd.                                                    171,632       412
Paperlinx, Ltd.                                                142,198       280
Publishing Broadcasting, Ltd.                                    2,800        15
QBE Insurance Group                                             52,057       300
Rio Tinto, Ltd.                                                  3,000        57
Santos, Ltd.                                                   196,500       682
St. George Bank, Ltd.                                           15,000       107
Tabcorp. Holdings, Ltd.                                         14,000        67
Telstra Corp., Ltd.                                            306,523     1,043
Westfield Holdings, Ltd.                                         7,400        47
Westpac Banking Corp.                                           96,100       641
WMC, Ltd.                                                       77,284       371
Woolworths, Ltd.                                                74,595       342
                                                                         -------
                                                                          26,015
                                                                         -------
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                                                 4,200       229
OMV AG                                                           5,500       463
Voest-Alpine Stahl AG                                           11,000       312
Wienerberger Baustoffindustrie AG                                7,160       141
                                                                          ------
                                                                           1,145
                                                                          ------
BELGIUM - 0.6%
Agfa Gevaert                                                    45,900       789
Dexia                                                           11,485     1,812
Dexia                                                            1,922       303
Electrabel                                                       5,400     1,182
Fortis B                                                        26,360       678
Interbrew (a)                                                   26,655       709
                                                                          ------
                                                                           5,473
                                                                          ------
BRAZIL - 0.0%
Embraer Aircraft Corp. - ADR                                     4,400       197
                                                                          ------
CANADA - 2.9%
Abitibi-Consolidated, Inc.                                      42,900       363
Alberta Energy Co., Ltd.                                         7,880       388
Alcan Aluminum, Ltd.                                            10,160       452
Alcan Aluminum, Ltd.                                            13,920       619
Anderson Exploration, Ltd. (a)                                   1,740        40
ATI Technologies, Inc. (a)                                      44,000       248
Ballard Power Systems, Inc. (a)                                    450        25
Ballard Power Systems, Inc. (a)                                    760        40
Bank of Montreal                                                81,740     1,873
Bank of Nova Scotia                                             16,340       405
Barrick Gold Corp.                                              21,600       355
BCE, Inc.                                                       24,880       622
Biovail Corp. (a)                                                1,720        68
Bombardier, Inc. Class B                                       111,332     1,605
Brascan Corp.                                                    2,430        39
C-MAC Industries, Inc (a)                                        1,840        60
CAE, Inc.                                                        1,490        24
Canadian Hunter Exploration, Ltd. (a)                            2,060        60
Canadian Imperial Bank of Commerce                              21,635       702
Canadian National Railway Co.                                   27,000     1,072
Canadian Natural Resources, Ltd. (a)                             2,006        96
Canadian Pacific, Ltd.                                          15,900       622
Canadian Pacific, Ltd. New (a)                                     150         6
Canadian Tire Corp. Class A                                      1,800        28
CanWest Global Communications Corp.                             17,500       149
Celestica, Inc. (a)                                              5,400       278
Celestica, Inc. (a)                                              2,320       119
CGI Group, Inc. Class A (a)                                      4,460        25
Cominco Fertilizers, Ltd.                                        1,480        32
Dofasco, Inc.                                                   31,011       507
Enbridge, Inc.                                                   2,260        56
Ensign Resource Service Group, Inc.                              1,190        41
Finning International, Inc.                                     17,000       166
George Weston, Ltd.                                              6,130       359
Gulf Canada Resources, Ltd. (a)                                  4,980        29
Hudson's Bay Co.                                                21,100       237
Imperial Oil, Ltd.                                              13,710       375
Leitch Technology Corp. (a)                                     32,500       550

58 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                   --------             -------
Leitch Technology Corp. (a)                           2,900                 39
Loblaw Cos., Ltd.                                     6,390                220
Magna International, Inc. Class A                    16,210                846
Magna International, Inc. Class A                     2,030                106
Manitoba Telecom Services, Inc.                      14,300                366
Manulife Financial Corp.                              8,150                205
Methanex Corp. (a)                                   12,040                102
Mitel Corp. (a)                                      56,000                503
Molson Cos., Ltd. Class A                               810                 22
National Bank of Canada                              40,270                693
Nexen, Inc.                                          13,930                328
Noranda, Inc.                                         2,690                 29
Nortel Networks Corp.                                35,780                554
Nortel Networks Corp.                                94,132              1,434
Open Text Corp. (a)                                   6,000                148
PanCanadian Petroleum, Ltd.                           1,150                 35
Petro-Canada                                         23,750                660
Petro-Canada                                            380                 11
Power Corp. of Canada                                 2,800                 65
Precision Drilling Corp. (a)                         12,900                544
QLT PhotoTherapeutics, Inc. (a)                         820                 22
Quebecor World, Inc.                                 28,600                705
Rogers Communications, Inc. Class B                   2,830                 37
Royal Bank of Canada                                 36,210              1,013
Sun Life Financial Services, Inc.                     7,150                140
Suncor, Inc.                                          5,406                152
Talisman Energy, Inc. (a)                            94,520              3,851
TD Waterhouse Group, Inc. (a)                         7,980                 89
Tembec, Inc. Class A (a)                             56,000                467
Thomson Corp. (The)                                  37,760              1,266
TransAlta Corp.                                      25,120                453
TransCanada Pipelines, Ltd.                           8,780                104
United Dominion Industries, Ltd.                        300                  8
Westcoast Energy, Inc.                               53,100              1,106
                                                                       -------
                                                                        29,058
                                                                       -------
CHINA - 0.1%
China Resources Enterprise, Ltd.                    276,000                407
PetroChina Co., Ltd. Class H                      3,480,000                745
                                                                       -------
                                                                         1,152
                                                                       -------
DENMARK - 0.3%
ISS AS (a)                                           16,211                944
Novo Nordisk AS Series B                             58,975              2,243
Tele Danmark AS                                       4,000                152
                                                                       -------
                                                                         3,339
                                                                       -------
FINLAND - 1.3%
Kesko Oyj                                            94,752                799
Metsa-Serla Oyj Series B                             13,000                 97
Nokia Corp. - ADR                                    19,325                661
Nokia Oyj                                           184,229              6,096
Sampo Insurance Co., Ltd. Series A                  106,745              1,117
Sonera Group Oyj                                     34,600                383
Stora Enso Oyj Series R                              32,900                371
Tietoenator Oyj                                       7,433                229
UPM-Kymmene Oyj                                      92,066              2,888
                                                                       -------
                                                                        12,641
                                                                       -------
FRANCE - 9.8%
Accor SA                                             13,900                591
Alcatel Optronics New (a)                             5,046                143
Alcatel SA (a)                                       67,700              2,204
Alstom                                              154,859              4,465
Assurances Generales de France                       30,404              1,809
Atos Origin (a)                                         600                 51
Banque Nationale Paris                               55,875              4,968
Bongrain SA (a)                                      18,488                685
Bouygues SA (a)                                      31,600              1,352
Bull SA (a)                                          24,569                 60
Cap Gemini Sogeti                                     3,100                448
Carrefour SA                                         60,472              3,490
Castorama Dubois                                      1,386                296
Chargeurs International SA                              715                 53
Christian Dior SA                                     5,000                214
Coflexip - ADR                                        4,000                291
Coflexip SA                                           2,100                309
Compagnie de Saint Gobain                            20,550              3,100
Credit Lyonnais                                       8,456                326
Eridania Beghin-Say SA                                1,605                133
European Aeronautic Defence and
   Space Co. (a)                                    107,108              1,948
Groupe Air France                                    53,046                974
Groupe Danone (a)                                     9,916              1,289
Havas Advertising SA (a)                             26,000                343
L'Air Liquide SA                                      9,216              1,388
L'Oreal SA (a)                                        9,500                692
Lafarge SA                                            8,753                841
Lafarge SA                                            6,085                585
Lagardere S.C.A.                                      5,075                295
LVMH Louis Vuitton Moet-Hennessy                     14,100                871
Michelin (Cie Gen) Class B                           63,339              2,102
Orange SA (a)                                       163,320              1,721
Pernod-Ricard                                         5,000                347
PSA Peugeot Citreon                                   7,166              2,047
Rhone-Poulenc SA Class A - ADR                      123,171              9,541
Sanofi-Synthelabo SA                                 61,555              3,692
Schneider Electric SA                                 4,485                306

                                                International Securities Fund 59

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             ---------   -------
Scor SA                                                         9,000       394
SEB SA                                                          7,200       393
Societe BIC SA                                                  6,900       264
Societe Generale d'Entreprises SA                               6,003       352
Societe Generale Series A                                      80,258     5,177
Societe Television Francaise 1 (a)                             21,500       902
STMicroelectronics NV                                          60,100     2,424
Suez Lyonnaise des Eaux SA                                     21,088     3,117
Technip                                                         1,679       261
TotalFinaElf SA - ADR                                          33,036     2,474
TotalFinaElf SA Class B                                        93,981    14,010
Usinor SA                                                     104,209     1,362
Valeo SA                                                       27,225     1,256
Vivendi Environment (a)                                        62,094     2,719
Vivendi Universal SA (a)                                      134,909     9,342
                                                                        -------
                                                                         98,417
                                                                        -------
GERMANY - 7.0%
Aixtron AG                                                      4,000       365
Allianz AG (Regd)                                              15,212     4,380
Altana AG                                                       1,900       228
AMB - Aachener & Muenchener
   Beteiligungs AG                                              1,900       218
BASF AG                                                        97,907     4,211
Bayer AG                                                      180,607     7,612
Bayerische Hypo - und Vereinsbank AG                          110,168     6,146
Bayerische Motoren Werke AG                                    23,560       782
Commerzbank AG                                                 80,617     2,272
Continental AG                                                 82,400     1,184
DaimlerChrysler AG                                             59,417     2,975
Deutsche Bank AG                                               39,318     3,209
Deutsche Lufthansa AG                                          62,114     1,190
Deutsche Pfandbrief &
   Hypothekenbank AG                                            7,000       466
Deutsche Post AG New (a)                                      114,891     1,959
Deutsche Telekom AG                                            26,616       690
Dresdner Bank AG                                               27,957     1,273
E.On AG                                                       125,623     6,325
Epcos AG (a)                                                    2,317       149
Hannover Rueckversicherungs AG (a)                              6,100       429
IKB Deutsche Industriebank AG                                  18,550       259
Infineon Technologies AG (a)                                   35,900     1,561
Jenoptik AG                                                    83,960     2,160
Karstadt AG (a)                                                33,200     1,030
Mannheimer Aktiengesellschaft                                   3,700       197
Merck KGAA                                                     18,306       640
Metallgesellschaft AG                                          70,093       772
Metro AG                                                       17,200       787
Muenchener Rueckversicherungs-
   Gesellschaft AG                                             16,052     4,577
RWE AG (a)                                                     66,550     2,598
SAP AG                                                            961       153
Schering AG                                                    36,581     1,827
Siemens AG (a)                                                 55,809     4,115
Software AG                                                    11,760       689
Systeme, Anwendungen, Produkte in
   der Datenverarbeitung AG - ADR                               2,800       113
Volkswagen AG                                                  50,757     2,522
                                                                        -------
                                                                         70,063
                                                                        -------
GREECE - 0.2%
Hellenic Telecommunication
   Organization SA - ADR                                      220,578     1,610
                                                                        -------
HONG KONG - 2.2%
Asia Satellite Telecommunications
   Holdings, Ltd.                                              10,000        23
Cheung Kong Holdings, Ltd.                                    121,800     1,355
China Everbright - IHD Pacific Ltd.                           294,000       285
China Mobile (Hong Kong), Ltd. (a)                            212,000     1,044
China Unicom, Ltd. (a)                                        198,000       275
Citic Pacific, Ltd.                                             8,000        23
CLP Holdings, Ltd.                                             74,880       315
CNOOC, Ltd.                                                   536,000       515
Dairy Farm International
   Holdings, Ltd. (a)                                          37,800        20
Dao Heng Bank Group, Ltd.                                       7,500        56
Esprit Holdings, Ltd.                                          36,000        41
Hang Lung Development Co.                                     125,000       108
Hang Seng Bank                                                 55,800       658
Henderson Land Development Co., Ltd.                          106,000       487
Hong Kong & China Gas Co., Ltd.                                84,035       101
Hong Kong Electric Holding, Ltd.                              993,448     3,388
Hong Kong Exchanges & Clearing Ltd.                            12,000        22
Hong Kong Land Holdings, Ltd. - ADR (a)                       111,000       223
Hutchison Whampoa, Ltd.                                       208,330     2,237
Jardine Matheson Holdings, Ltd. - ADR (a)                     214,100     1,242
JCG Holdings, Ltd.                                             60,400        34
Johnson Electric Holdings, Ltd.                                44,800        84
Kerry Properties, Ltd.                                        350,000       431
Legend Holdings, Ltd.                                         518,000       412
Li & Fung, Ltd.                                               204,600       387
MTR Corporation, Ltd.                                         896,000     1,545
Pacific Century CyberWorks, Ltd. (a)                           82,646        28
Shangri-La Asia, Ltd.                                         183,000       180
Sun Hung Kai Properties, Ltd.                                 504,600     4,723
Sunevision Holdings, Ltd. (a)                                 100,000        24
Swire Pacific, Ltd. Class A                                    75,800       418
Television Broadcast                                            9,000        45
Wharf Holdings                                                760,862     1,795
Wing Hang Bank, Ltd.                                           10,200        40
                                                                        -------
                                                                         22,564
                                                                        -------

60 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                     April 30, 2001 (Unaudited)


                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    -------
IRELAND - 0.6%
Allied Irish Banks                                             20,900       230
Allied Irish Banks                                             35,000       385
Bank of Ireland                                               331,823     3,207
Bank of Ireland                                                84,570       811
CRH PLC                                                        61,485     1,036
CRH PLC                                                        31,293       527
Irish Life & Permanent PLC                                     21,000       231
                                                                        -------
                                                                          6,427
                                                                        -------
ISRAEL - 0.1%
Check Point Software Technologies, Ltd. (a)                     5,100       320
Teva Pharmaceutical Industries, Ltd. - ADR                      9,600       523
                                                                        -------
                                                                            843
                                                                        -------
ITALY - 4.1%
Alleanza Assicurazioni                                         37,200       471
Assicurazioni Generali SPA                                     25,100       811
Autostrade SPA                                                 33,527       207
Banca Commerciale Italiana SPA                                159,000       869
Banca Nazionale del Lavoro                                    831,004     2,647
Banca Popolare di Bergamo CV                                   90,921     1,692
Banca Popolare di Milano                                       49,000       230
Benetton Group SPA                                            117,300       176
Bulgari SPA                                                    43,644       515
Enel SPA                                                       76,000       248
Ente Nazionale Idrocarburi SPA                              1,630,002    11,165
Fiat SPA                                                       15,000       346
Fiat SPA                                                       17,930       245
Finmeccanica SPA (a)                                        1,761,490     1,868
Italgas SPA (a)                                                38,008       353
Mediaset SPA                                                  275,491     3,212
Mediolanum SPA                                                 49,718       640
Parmalat Finanziaria SPA                                    1,038,000     1,474
Pirelli SPA                                                   686,190     2,240
San Paolo - IMI SPA                                           140,815     1,968
Telecom Italia Mobile SPA                                     372,804     2,563
Telecom Italia SPA                                            260,253     2,893
Telecom Italia SPA RNC                                        614,275     3,831
Unicredito Italiano SPA                                       132,607       626
                                                                        -------
                                                                         41,290
                                                                        -------
JAPAN - 19.2%
77th Bank, Ltd. (The)                                         184,000     1,010
Acom Co., Ltd.                                                  4,900       392
Advantest Corp.                                                10,600     1,216
Aiful Corp.                                                    23,000     2,139
Aisin Seiki Co., Ltd.                                          10,000       151
Ajinomoto Co., Inc.                                            13,000       133
Alps Electric Co.                                              16,000       191
Aoyama Trading Co.                                              1,900        23
Asahi Breweries                                                43,000       482
Asahi Chemical Industrial                                      53,000       273
Asahi Glass Co., Ltd.                                          87,000       746
Bridgestone Tire Corp.                                        232,000     2,672
Canon, Inc.                                                   327,000    12,834
Capcom Co.                                                      3,500       108
Central Glass Co., Ltd.                                        21,000       112
Chugai Pharmaceutical Co., Ltd.                                29,000       431
Credit Saison Co.                                             135,650     2,871
CSK Corp., Ltd.                                                 5,000       158
Dai Ichi Pharmaceutical Co.                                    71,000     1,546
Dai Nippon Printing, Ltd.                                      51,000       693
Dai-Tokyo Fire & Marine                                       376,000     1,308
Daido Steel Co.                                               124,000       341
Dainippon Pharmaceutical Co., Ltd.                             11,000       148
Daito Trust Construction                                       22,850       388
Daiwa Kosho Lease Co., Ltd.                                    67,000       196
Daiwa Securities Group, Inc.                                  121,000     1,371
DDI Corp.                                                          58       234
Dowa Mining Co.                                                39,000       182
Ebara Corp.                                                    21,000       201
Eisai Co., Ltd.                                                96,000     2,463
Fanuc Co.                                                       3,900       218
Fast Retailing Co., Ltd.                                        5,400     1,166
Fuji Heavy Industries, Ltd.                                   115,000       837
Fuji Machine Manufacturing Co.                                 41,200     1,064
Fuji Photo Film Co.                                            43,000     1,733
Fuji Television Network, Inc.                                      72       522
Fujisawa Pharmaceutical                                         4,000        81
Fujitsu, Ltd.                                                 163,000     2,243
Funai Electric Co., Ltd.                                        1,300        88
Furukawa Electric Co.                                          43,000       513
Futaba Corp.                                                   15,700       450
Gunze, Ltd.                                                    30,000       119
Hino Motors, Ltd. (a)                                          26,000       119
Hirose Electric                                                 2,300       217
Hitachi Chemical Co., Ltd.                                     14,000       225
Hitachi Maxell                                                 24,000       327
Hitachi Software Engineering Co., Ltd.                          1,100        74
Hitachi, Ltd.                                                 497,000     4,818
Honda Motor Co., Ltd.                                         116,000     4,665
Hosiden Electronics                                             3,000        77
House Foods Corporation                                        25,000       288
Hoya Corp.                                                     17,800     1,167
Ines Corp.                                                      5,600        58
Ishikawajima-Harima Heavy Industries                           76,000       189
ITO EN, Ltd.                                                    2,400       147
Ito Yokado Co., Ltd.                                           16,000       892
Itochu Corp. (a)                                              162,000       657
JAFCO Co., Ltd.                                                 1,500       177
Japan Air Lines Co.                                            50,000       198

                                                International Securities Fund 61

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                     NUMBER              VALUE
                                                       OF                (000)
                                                     SHARES                $
                                                    --------            -------
Japan Medical Dynamic Marketing, Inc.                 6,800                305
JGC Corp.                                           104,000                821
Jusco Co.                                            27,000                675
Kagoshima Bank                                       35,000                126
Kao Corp.                                           148,000              3,760
Kawasaki Steel Corp.                                259,000                323
Keyence Corp.                                         1,000                218
Kinki Coca-Cola Bottling                             27,000                249
Kirin Beverage Corp.                                  5,000                101
Kirin Brewery Co.                                    44,000                423
Kissei Pharmaceutical Co.                            34,000                684
Kojima Co., Ltd.                                      3,100                 58
Komatsu Forklift Co., Ltd.                           67,000                380
Komori Corp.                                         25,000                364
Konami Co., Ltd.                                     31,600              1,517
Konica Corp.                                         29,000                199
Kubota Corp.                                         53,000                193
Kuraray Co., Ltd.                                    22,000                159
Kurimoto Iron Works                                  90,000                208
Kyocera Corp.                                        12,400              1,185
Kyushu Electric Power                                25,500                376
Lawson, Inc.                                         54,300              1,973
Mabuchi Motor Co., Ltd.                              22,700              2,276
MACNICA, Inc.                                         1,625                105
Makita Corp.                                         69,000                443
Marubeni Corp. (a)                                  939,000              1,961
Marui Co., Ltd.                                      12,000                162
Maruichi Steel Tube                                  38,000                498
Matsumotokiyoshi                                     42,900              1,486
Matsushita Communication                              7,400                407
Matsushita Electric Industrial Co., Ltd.            234,000              3,900
Max Co.                                               7,000                 74
Mazda Motor Corp.                                   126,000                341
Meiji Seika Kaisha                                   13,000                 71
Minebea Co., Ltd.                                   267,000              2,096
Mitsubishi Chemical                                 184,000                603
Mitsubishi Corp.                                     79,000                595
Mitsubishi Electric Corp.                           100,000                599
Mitsubishi Estate Co., Ltd.                          46,000                465
Mitsubishi Heavy Industries                         114,000                466
Mitsubishi Tokyo Financial Group, Inc. (a)              188              1,917
Mitsui Fudosan Co., Ltd.                             74,000                734
Mitsui Marine & Fire Insurance Co., Ltd.             55,000                308
Mitsui Mining & Smelting                             41,000                241
Mitsui O.S.K. Lines                                 550,000              1,487
Mitsui Petrochemical Industry                        24,000                121
Mitsumi Electric Co., Ltd.                           11,000                219
Mizuho Holdings, Inc.                                   729              4,489
Murata Manufacturing Co., Ltd.                       30,300              2,548
Namco                                                 9,100                178
Nanto Bank                                           57,000                178
NEC Corp.                                           134,000              2,445
NGK Insulators, Ltd.                                 16,000                185
Nichicon Corp.                                       26,800                364
Nichido Fire & Marine                               172,000              1,178
NIDEC Corp.                                           2,200                114
Nikko Securities Co., Ltd.                          159,000              1,351
Nikon Corp.                                          68,000                842
Nintendo Co., Ltd.                                   15,000              2,416
Nippon Comsys Corp.                                   9,000                127
Nippon Express Co., Ltd.                            456,000              2,288
Nippon Fire & Marine                                162,000                621
Nippon Foundry, Inc. (a)                                  4                 31
Nippon Meat Packers, Inc.                            15,000                168
Nippon Sheet Glass Co., Ltd.                         10,000                 98
Nippon Telegraph & Telephone Corp.                      709              4,503
Nippon Yusen                                         76,000                336
Nishimatsu Construction                             264,000              1,126
Nissan Chemical Industries, Ltd.                     32,000                225
Nissan Motor Co., Ltd.                              714,000              4,894
Nissin Food Products                                  7,000                153
Nitto Denko Corp.                                     5,300                173
NOK Corp.                                            15,000                112
Nomura Securities Co., Ltd.                         288,000              6,083
NTT Mobile Communication Network, Inc.                  321              6,598
Oki Electric Industries (a)                          31,000                153
Olympus Optical Co.                                   9,000                137
Omron Corp.                                          12,000                222
Orix Corp.                                            6,100                533
Pioneer Corp.                                         3,000                 90
Promise Co., Ltd.                                     9,000                736
Ricoh Co., Ltd.                                      92,000              1,724
Rinnai Corp.                                         82,000              1,569
Rohm Co.                                             19,400              3,423
Sankyo Co., Ltd.                                     91,000              1,900
Sankyo Co., Ltd. GUNMA                                3,800                103
Sanseido Co., Ltd.                                   32,400                212
Sekisui Chemical Co., Ltd.                          180,000                689
Sekisui House, Ltd.                                  95,000                817
Sharp Corp.                                         124,000              1,705
Shimachu Co., Ltd.                                    7,400                108
Shin-Etsu Chemical Co., Ltd.                         66,050              2,651
Shohkoh Fund & Co., Ltd.                              9,270              1,389
SMC Corp.                                             1,700                202
Snow Brand Milk Products Co., Ltd.                   64,000                228
Softbank Corp.                                        1,700                 65
Sony Corp.                                           51,300              3,836
Stanley Electric                                     31,000                293
Sumitomo Bank                                       185,000              1,728
Sumitomo Chemical                                    31,000                166
Sumitomo Electric Industries, Ltd.                   14,000                173

62 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                     April 30, 2001 (Unaudited)

                                                                         MARKET
                                                      NUMBER              VALUE
                                                        OF                (000)
                                                      SHARES                $
                                                     -------             ------
Sumitomo Marine & Fire Insurance
   Co., Ltd.                                          24,000                146
Sumitomo Realty & Development
   Co., Ltd.                                          35,000                192
Sumitomo Rubber Industries, Ltd.                      70,000                380
Sumitomo Trust & Banking                             149,000              1,012
Suruga Bank, Ltd.                                     19,000                138
Suzuki Motor Corp.                                    25,000                318
Taisho Pharmaceutical Co., Ltd.                       54,000              1,062
Taiyo Yuden Co., Ltd.                                 12,000                335
Takeda Chemical Industries                            48,000              2,315
Takefuji Corp.                                        31,300              2,452
TDK Corp.                                             21,400              1,243
Terumo Corp.                                             100                  2
THK Co., Ltd.                                         18,600                446
Toc Co.                                               40,000                223
Toho Bank                                             83,000                267
Tohoku Electric Power                                 16,500                231
Tokio Marine & Fire Insurance Co.                     81,000                852
Tokyo Electric Power                                  37,300                891
Tokyo Electron, Ltd.                                  17,900              1,304
Tokyo Gas Co.                                        164,000                461
Tokyo Seimitsu Co., Ltd.                               6,300                410
Tokyo Steel Manufacturing Co., Ltd.                   17,900                 67
Tokyu Corp.                                          163,000                937
Toppan Printing Co., Ltd.                             14,000                134
Toray Industries, Inc.                               107,000                481
Toshiba Corp.                                         96,000                630
Toshiba Machine Co. (a)                                9,000                 29
Tostem Corp.                                          34,000                539
Toto, Ltd.                                            11,000                 82
Toyoda Gosei Co., Ltd.                                 9,000                189
Toyota Motor Corp.                                   101,300              3,369
UFJ Holdings, Inc. (a)                                   139                997
Uni-Charm Corp.                                        7,200                282
Ushio, Inc.                                           14,000                218
West Japan Railway Co.                                   597              2,875
World Co., Ltd.                                       15,800                451
Yakult Honsha Co., Ltd.                               21,000                251
Yamaha Corp.                                          50,000                508
Yamanouchi Pharmaceutical                             87,000              2,408
Yamato Transport                                       5,000                107
Yodogawa Steel Works, Ltd.                           122,000                318
Yokogawa Electric Co.                                 20,000                204
Yokohama Rubber Co., Ltd.                            199,000                443
                                                                        -------
                                                                        193,089
                                                                        -------

LUXEMBOURG - 0.0%
Carrier1 International SA (a)                          7,785                 59
                                                                        -------

MEXICO - 0.3%
America Movil SA de CV - ADR (a)                      32,000                589
Grupo Financiero Banamex Accival
   Series O                                          162,600                299
Telefonos de Mexico SA Series L - ADR                 47,800              1,654
Wal-Mart de Mexico SA de CV
   Series V (a)                                       62,000                146
                                                                        -------
                                                                          2,688
                                                                        -------

NETHERLANDS - 7.7%
ABN Amro Holding NV                                  151,222              3,046
Aegon NV                                              65,010              2,169
AKZO Nobel NV                                         26,585              1,107
ASM Lithography Holding (a)                           10,200                276
ASM Lithography Holding NV (a)                       116,406              3,078
Bols Wessanen CVA                                     67,200                832
Buhrmann NV                                           70,091              1,162
Draka Holding                                          6,200                305
DSM                                                   25,395                931
Elsevier NV                                          154,000              2,108
Fortis (NL) NV                                        94,392              2,451
Fox Kids Europe NV (a)                                16,912                153
Getronics (a)                                         34,547                168
Hagemeyer (a)                                          8,800                176
Heineken Holding NV Class A                            8,571                329
Heineken NV                                           53,820              2,791
Hunter Douglas                                        45,564              1,209
IHC Caland                                             6,500                300
ING Groep NV                                         163,534             11,167
Koninklijke (Royal) Philips
   Electronics (a)                                    29,550                910
Koninklijke (Royal) Philips
   Electronics NV (a)                                 50,987              1,498
Koninklijke Ahold NV                                 268,783              8,347
Koninklijke KPN NV (a)                               435,476              5,324
Koninklijke Numico                                    29,229              1,156
Koninklijke Vopak NV                                   5,052                124
Nutreco Holding                                       13,000                533
Royal Dutch Petroleum Co.                             16,400                976
Royal Dutch Petroleum Co.                            146,533              8,763
Stork NV                                              79,821              1,080
TNT Post Group NV                                     25,066                590
Unilever NV                                           78,300              4,432
Vedior NV                                             96,984                990
Vendex                                                76,300              1,083
Verenigde Nederlandse
   Uitgeversbedrijven VNU NV                          89,365              3,715
Wereldhave                                             3,266                153
Wolters Kluwer NV                                    160,428              4,438
                                                                        -------
                                                                         77,870
                                                                        -------

                                                International Securities Fund 63

INTERNATIONAL SECURITIES FUND

                                                     April 30, 2001 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------   --------
NEW ZEALAND - 0.4%
Air New Zealand Class B                                       17,066         11
Carter Holt Harvey                                           710,381        537
Telecom Corp. of New Zealand, Ltd.                         1,434,944      3,871
Warehouse Group, Ltd. (The)                                    8,700         21
                                                                        -------
                                                                          4,440
                                                                        -------

NORWAY - 0.5%
Den Norske Creditbank ASA                                    110,740        487
Frontline, Ltd. (a)                                           14,400        285
Norsk Hydro AS                                                66,846      2,916
Norske Skogindustrier ASA Class A                             30,000        488
Orkla ASA Class A                                              4,285         79
Sparebanken NOR                                                8,000        221
Telenor AS (a)                                                72,940        342
Tomra Systems ASA                                             23,533        372
                                                                        -------
                                                                          5,190
                                                                        -------

PORTUGAL - 0.2%
Portugal Telecom SA                                          214,568      2,083
Telecel - Comunicacoes Pessoais SA (a)                        23,951        266
                                                                        -------
                                                                          2,349
                                                                        -------

RUSSIA - 0.0%
Lukoil Oil Co. - ADR                                           6,000        250
                                                                        -------

SINGAPORE - 0.9%
Capitaland, Ltd.                                              19,000         24
Chartered Semiconductor
 Manufacturing, Ltd (a)                                       11,000         34
City Developments                                             47,400        167
Creative Technology, Ltd.                                     86,500        783
Datacraft Asia, Ltd. (a)                                      13,576         69
DBS Group Holdings, Ltd.                                     370,885      3,238
Keppel Capital Holdings, Ltd. (a)                            238,000        357
Keppel Corp.                                                 110,000        190
Oversea-Chinese Banking Corp., Ltd.                          433,120      2,616
Overseas Union Bank                                          116,664        455
Singapore Airlines, Ltd. (Alien Market)                       51,800        412
Singapore Press Holdings, Ltd.                                22,100        254
Singapore Technologies Engineering, Ltd.                      51,800         78
Singapore Telecommunications, Ltd.                            71,000         71
United Overseas Bank, Ltd.                                    94,117        625
                                                                        -------
                                                                          9,373
                                                                        -------

SOUTH KOREA - 0.2%
Hyundai Motor Co., Ltd.                                       16,500        258
Pohang Iron & Steel Co., Ltd. - ADR                           13,302        266
Samsung Electronics                                            4,440        772
Samsung Electronics - GDS                                     11,500        430
                                                                        -------
                                                                          1,726
                                                                        -------

SPAIN - 3.2%
Acerinox SA                                                    7,619        224
Altadis SA                                                    86,777      1,078
Arceralia Corporacion Siderurgica SA                          32,800        421
Banco Bilbao Vizcaya SA                                      146,729      2,086
Banco Popular Espanol SA                                      47,317      1,689
Banco Santander Central Hispano SA                           381,158      3,788
Centros Commerciales Pryca SA                                  1,800         27
Endesa SA                                                    167,165      2,817
Fomento de Construcciones y Contratas SA                      14,300        311
Grupo Dragados SA                                             15,900        197
Iberdrola SA                                                 230,853      3,406
Promotora de Informaciones SA (Prisa)                         47,300        658
Recoletos Compania Editorial SA                               49,800        308
Repsol SA - ADR                                              145,516      2,657
Repsol YPF SA                                                123,290      2,286
Sociedad General de Aguas de
 Barcelona SA                                                  3,042         44
Telefonica SA (a)                                            611,592     10,353
                                                                        -------
                                                                         32,350
                                                                        -------

SWEDEN - 1.0%
Assa Abloy AB Series B                                        82,509      1,436
Autoliv, Inc.                                                111,447      2,228
Electrolux AB Series B                                        13,000        215
Foreningssparbanken AB Series A                               30,000        355
Investor AB Class B                                           59,540        729
Mo och Domsjo AB Series B                                      6,500        129
Modern Times Group MTG AB
   Series B (a)                                                1,700         50
NetCom Systems AB Series B (a)                                 9,175        358
Nordic Baltic Holding AB                                      56,100        339
Sandvik AB                                                    23,700        550
Securitas AB Series B                                         16,000        311
Skandia Forsakrings AB                                        21,855        238
Stora Enso Oyj Class R                                        52,399        593
Svenska Handelsbanken AB Series A                             33,982        507
Telefonaktiebolaget LM Ericsson AB
 Series B (a)                                                368,476      2,370
                                                                        -------
                                                                         10,408
                                                                        -------

SWITZERLAND - 4.9%
Adecco SA                                                        411        249
Baloise Holding, Ltd.                                            800        769
Barry Callebaut AG (Regd)                                     10,850      1,376
Clariant AG (Regd)                                            11,782      3,253
Credit Suisse Group (Regd)                                     9,192      1,714
Forbo Holding AG                                                 970        442
Forbo Holdings AG Put Wts
   2001 Warrants (a)                                             970         10

64  International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                  ---------             -------
Givaudan HAG (Regd) (a)                               4,700               1,241
Holderbank Financiere Glarus AG (Regd)                1,600                 487
Holderbank Financiere Glarus AG Class B                 200                 225
Kuoni Reisen AG Series B                                679                 297
Nestle SA (Regd)                                      2,068               4,282
Novartis AG (Regd)                                    9,426              14,647
Richemont Series A                                      506               1,254
Roche Holdings Genusscheine AG                           32                 230
Schweiz Ruckversicher (Regd)                          1,601               3,152
Serono SA Series B                                      498                 410
SGS Holding (BR)                                        242                 273
Sulzer AG (Regd)                                      1,640                 955
Swatch Group (The) AG                                   268                 297
Swisscom AG                                           6,646               1,728
Syngenta AG (a)                                       4,300                 218
UBS AG (Regd)                                        53,087               8,078
Valora Holding AG (Regd)                                610                 107
Zurich Financial Services AG (a)                      9,526               3,388
Zurich Financial Services AG
   (Swiss Regd)                                         280                  95
                                                                        -------
                                                                         49,177
                                                                        -------

TAIWAN - 0.3%
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (a)                              114,182               2,768
                                                                        -------

UNITED KINGDOM - 21.9%
3i Group PLC                                         84,147               1,514
Alliance & Leicester PLC                             78,000                 892
Alliance UniChem PLC                                139,000               1,099
Allied Domecq PLC                                   207,500               1,270
Amvescap PLC                                         33,400                 622
Anglo American PLC                                    8,800                 559
Arcadia Group PLC                                    98,000                 342
ARM Holdings PLC (a)                                 64,500                 354
Associated British Foods PLC                         79,799                 501
AstraZeneca Group PLC - ADR                          13,900                 661
AstraZeneca PLC                                      71,237               3,334
Autonomy Corp. PLC (a)                                5,000                  42
AWG PLC (a)                                         163,227               1,274
BAA PLC                                              38,000                 334
BAE Systems PLC                                   1,195,522               5,661
Bank of Scotland Governor & Co. PLC                 221,597               2,545
Barclays PLC                                        211,404               6,805
Barratt Developments PLC                            150,000                 788
Bass PLC                                            255,907               2,815
BBA Group PLC                                       116,731                 479
BG Group PLC                                        674,707               2,654
Billiton PLC                                         91,605                 451
Blue Circle Industries PLC                          330,000               2,278
BOC Group PLC                                       144,800               2,129
Boots Co. PLC                                       343,801               3,037
BP Amoco PLC                                        659,360               5,914
British Airways PLC                                 787,449               3,971
British American Tobacco PLC                        305,127               2,475
British Energy PLC                                  251,000               1,102
British Sky Broadcasting Group PLC (a)               31,668                 396
British Telecommunications PLC                      221,580               1,769
Brixton Estate PLC                                  100,000                 333
Bunzl PLC                                           419,240               2,454
Cable & Wireless PLC                                653,200               4,798
Cadbury Schweppes PLC                                83,170                 513
Canary Wharf Finance Group PLC (a)                   20,600                 159
Celltech Group PLC (a)                               26,740                 463
Centrica PLC                                        108,000                 366
CGNU PLC                                            236,942               3,288
COLT Telecom Group PLC (a)                          114,792               1,585
Compass Group PLC (a)                               216,221               1,658
Computacenter PLC                                    39,521                 259
Corus Group PLC                                     102,500                 105
Debenhams PLC                                       239,000               1,504
Diageo PLC                                          697,239               7,331
Dimension Data Holdings PLC (a)                      75,500                 357
Dixons Group PLC                                     38,812                 135
Elan Corp. PLC - ADR (a)                             57,500               2,884
Elementis PLC (a)                                   200,000                 219
Elementis PLC Class B                               420,000                   5
Energis PLC (a)                                     186,205                 970
Enterprise Oil PLC                                  225,998               1,956
Gallaher Group PLC                                   24,596                 159
GKN PLC                                             264,600               2,856
GlaxoSmithKline PLC (a)                             523,113              13,820
Granada Compass PLC (a)                             296,221                 797
Great Universal Stores PLC                          536,300               4,139
Halifax PLC                                         427,640               4,869
Hanson PLC                                           98,814                 669
Hays PLC                                             58,202                 276
HSBC Holdings PLC                                   139,413               1,770
HSBC Holdings PLC                                   477,559               6,292
Jazztel PLC (a)                                         421                   4
Jazztel PLC (a)                                       7,754                  71
Johnson Matthey PLC                                  12,615                 175
Kingfisher PLC                                      182,265               1,173
Lattice Group PLC (a)                               430,000                 803
Legal & General Group PLC                           145,016                 342
Lloyds TSB Group PLC                                347,134               3,608
Logica PLC                                           44,300                 634
Marconi PLC                                          33,204                 195
Marks & Spencer PLC                                 307,600               1,179
Misys PLC                                            46,269                 422

                                                International Securities Fund 65

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                    NUMBER                VALUE
                                                      OF                  (000)
                                                    SHARES                  $
                                                   ---------             -------
Morgan Crucible Co. PLC                              489,450               2,066
National Grid Group PLC                              136,773               1,047
National Power PLC                                   302,212               1,300
Next PLC                                              50,990                 667
Novar PLC                                            135,700                 313
Nycomed Amersham PLC                                  38,610                 294
P&O Princess Cruises PLC New (a)                      37,012                 175
Pearson PLC                                           91,018               1,918
Pilkington PLC                                       545,000                 936
PowerGen PLC                                         396,970               4,055
Prudential PLC                                       147,776               1,729
Railtrack Group PLC                                  208,504               1,461
Rank Group PLC                                       100,000                 272
Reckitt Benckiser PLC                                 93,867               1,280
Reed International PLC                               622,124               6,167
Reuters Group PLC                                    105,340               1,545
Rexam PLC                                            613,769               2,564
Rio Tinto Corp. PLC (Regd)                           255,607               5,178
Rolls-Royce PLC                                       79,900                 243
Royal & Sun Alliance Insurance
 Group PLC                                           727,649               5,152
Royal Bank of Scotland Group PLC                      64,181               1,486
Safeway PLC                                          479,671               2,209
Scottish & Southern Energy PLC                       186,258               1,599
ScottishPower PLC                                     58,032                 369
Severn Trent PLC                                      23,467                 232
Shell Transport & Trading Co. PLC                    768,940               6,418
Shire Pharmaceuticals Group PLC (a)                   13,000                 219
Smith & Nephew PLC                                   143,781                 678
Smith (David S.) Holdings PLC                        300,600                 651
Smiths Industries PLC                                 29,000                 346
Somerfield PLC                                       470,912                 642
Spirent PLC                                           15,006                  88
Taylor Woodrow PLC                                   171,697                 499
Tesco Store Holdings PLC                             245,800                 879
Thistle Hotels PLC                                   136,666                 249
Tomkins PLC                                          333,014                 746
Trinity PLC                                          144,000                 958
Unilever PLC                                         552,322               4,172
United Business Media PLC (a)                         66,845                 695
United Business Media PLC Series B                    31,000                 109
Vodafone Group PLC                                 5,732,113              17,404
Vodafone Group PLC - ADR                              33,800               1,023
Wimpey (George), Ltd. PLC                            160,000                 453
Wolseley PLC                                         299,394               1,914
WPP Group PLC                                         66,842                 800
Zeneca Group PLC                                      91,616               4,264
                                                                         -------
                                                                         221,126
                                                                         -------

UNITED STATES - 0.2%
Precision Drilling Corp. (a)                          43,800               1,853
Tyco International, Ltd.                               7,800                 416
                                                                         -------
                                                                           2,269
                                                                         -------

TOTAL COMMON STOCKS
(cost $909,154)                                                          935,366
                                                                         -------

PREFERRED STOCKS - 0.5%
AUSTRALIA - 0.1%
News Corp., Ltd.                                      82,650                 666
                                                                         -------

GERMANY - 0.4%
Dyckerhoff AG                                         21,028                 379
Hugo Boss AG                                           2,886                 869
M.A.N. AG                                              2,000                  43
Marschollek, Lautenschlaeger und
   Partner AG                                          1,600                 174
ProSieben Sat.1 Media AG                              22,406                 399
Systeme, Anwendungen, Produkte in
   der Datenverarbeitung AG                            7,000               1,114
Volkswagen AG                                         21,200                 648
Wella AG                                              14,938                 616
                                                                         -------
                                                                           4,242
                                                                         -------

JAPAN - 0.0%
Sanwa International Financial
 Bermuda Trust (conv.)                             6,000,000                  52
                                                                        --------

TOTAL PREFERRED STOCKS
(cost $4,505)                                                             4,960
                                                                        -------

66 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                   PRINCIPAL           MARKET
                                                   AMOUNT              VALUE
                                                    (000)              (000)
                                                      $                  $
                                                   ---------         ---------
SHORT-TERM INVESTMENTS - 6.1%
UNITED STATES - 6.1%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                52,039             52,039
United States Treasury Bills (b)(c)(d)
   4.390% due 06/21/01                              10,000              9,938
                                                                    ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $61,977)                                                         61,977
                                                                    ---------

TOTAL INVESTMENTS - 99.4%
(identified cost $975,636)                                          1,002,303

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                              5,911
                                                                    ---------

NET ASSETS - 100.0%                                                 1,008,214
                                                                    =========
                                                                   UNREALIZED
                                                     NUMBER       APPRECIATION
                                                      OF         (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS          (000)
                                                   ---------     --------------
CAC-40 Index (France)
   expiration date 06/01                               159          $     648

DAX Index (Germany)
   expiration date 06/01                                42                245

EUR STOXX 50 Index (Euro)
   expiration date 06/01                               347                837

FTSE-100 Index (UK)
   expiration date 06/01                               221                700

TOPIX Index (Japan)
   expiration date 06/01                               152              1,190
                                                                    ---------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                              $   3,619
                                                                    =========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
GDS - Global Depositary Shares

Foreign Currency Abbreviations:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
KRW - South Korean won
MYR - Malaysian ringgit
NOK - Norwegian krona
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar


  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 67

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                    % OF                VALUE
                                                    NET                 (000)
                                                   ASSETS                 $
                                                  -------             ---------
INDUSTRY DIVERSIFICATION

Auto & Transportation                                6.1%                61,875
Consumer Discretionary                              10.5                105,545
Consumer Staples                                     7.1                 71,427
Energy                                               7.9                 79,244
Financial Services                                  21.2                214,663
Health Care                                          6.8                 68,181
Materials & Processing                              10.2                102,359
Miscellaneous                                        0.3                  3,352
Producer Durables                                    6.6                 66,133
Technology                                           4.1                 41,137
Utilities                                           12.5                126,410
Short-Term Investments                               6.1                 61,977
                                                  -------             ---------

Total Investments                                   99.4              1,002,303
Other Assets and Liabilities, net                    0.6                  5,911
                                                  -------             ---------

NET ASSETS                                         100.0%             1,008,214
                                                  =======             =========

GEOGRAPHIC DIVERSIFICATION

Europe                                              41.8%               422,050
Japan                                               19.2                193,141
Latin America                                        0.3                  2,885
Middle East                                          0.1                    843
Pacific Basin                                        6.8                 68,704
United Kingdom                                      21.9                221,126
Other                                                3.1                 31,577
Short-Term Investments                               6.2                 61,977
                                                  -------             ---------

Total Investments                                   99.4              1,002,303
Other Assets and Liabilities, net                    0.6                  5,911
                                                  -------             ---------

Net Assets                                         100.0%             1,008,214
                                                  =======             =========

See accompanying notes which are an integral part of the financial statements.

68 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                         UNREALIZED
    CONTRACTS TO                IN EXCHANGE                             APPRECIATION
       DELIVER                     FOR                SETTLEMENT       (DEPRECIATION)
        (000)                     (000)                  DATE               (000)
-----------------------  ----------------------      -----------      ---------------
USD                 322  AUD                650        06/29/01       $           10
USD                  83  CAD                130        06/29/01                    1
USD                 628  CHF              1,060        06/29/01                  (16)
USD                  87  DKK                720        06/29/01                   (2)
USD              17,008  EUR             18,600        06/20/01                 (516)
USD               5,049  EUR              5,500        06/20/01                 (172)
USD               1,790  EUR              2,000        06/20/01                  (16)
USD               3,572  EUR              4,000        06/20/01                  (25)
USD                 883  EUR              1,000        06/20/01                    3
USD               1,791  EUR              2,000        06/20/01                  (18)
USD                 446  EUR                500        06/20/01                   (3)
USD               2,681  EUR              2,970        06/29/01                  (48)
USD              12,304  GBP              8,500        06/20/01                 (160)
USD               4,350  GBP              3,000        06/20/01                  (64)
USD               1,435  GBP              1,000        06/20/01                   (6)
USD                 716  GBP                500        06/20/01                   (2)
USD                 998  GBP                690        06/29/01                  (12)
USD               4,849  JPY            575,000        06/20/01                 (167)
USD               8,017  JPY            950,000        06/20/01                 (281)
USD               1,650  JPY            200,000        06/20/01                  (22)
USD                 826  JPY            100,000        06/20/01                  (11)
USD               1,642  JPY            200,000        06/20/01                  (15)
USD                 817  JPY            100,000        06/20/01                   (2)
USD                 406  JPY             50,000        06/20/01                    1
USD               1,273  JPY            157,480        06/29/01                   10
USD                  58  NOK                530        06/29/01                   --
USD                  12  SEK                120        06/29/01                   --
USD                  45  SEK                450        06/29/01                   (1)
AUD                 650  USD                311        06/29/01                  (20)
CAD                 130  USD                 82        06/29/01                   (2)
CHF               1,060  USD                613        06/29/01                    1
DKK                 720  USD                 85        06/29/01                   (1)
EUR               1,000  USD                888        06/20/01                    2
EUR               1,000  USD                907        06/20/01                   20
EUR               1,000  USD                887        06/20/01                   --
EUR               2,970  USD              2,613        06/29/01                  (20)
GBP                 690  USD                976        06/29/01                  (10)
JPY             570,099  USD              4,916        05/31/01                  285
JPY              64,264  USD                546        05/31/01                   24
JPY             317,117  USD              2,731        05/31/01                  155
JPY             322,192  USD              2,731        05/31/01                  113
JPY             225,416  USD              1,836        05/31/01                    5
JPY             200,000  USD              1,631        06/20/01                    3
JPY             157,480  USD              1,302        06/29/01                   18
NOK                 530  USD                 57        06/29/01                   (1)
SEK                 570  USD                 55        06/29/01                   (1)
                                                                      --------------
                                                                      $         (963)
                                                                      ==============

FORWARD CURRENCY EXCHANGE SPOT CONTRACTS

                                                                         UNREALIZED
    CONTRACTS TO                IN EXCHANGE                             APPRECIATION
       DELIVER                     FOR                SETTLEMENT       (DEPRECIATION)
        (000)                     (000)                  DATE               (000)
-----------------------  ----------------------      -----------      ---------------
USD                 21   AUD                 42        05/01/01       $           --
USD                148   AUD                291        05/01/01                    1
USD                 55   AUD                107        05/03/01                   --
USD                595   AUD              1,160        05/03/01                   (3)
USD                  3   CAD                  4        05/01/01                   --
USD                 62   CAD                 96        05/02/01                   --
USD                484   CHF                835        05/03/01                   (2)
USD                  6   EUR                  6        05/02/01                   --
USD                 64   EUR                 70        05/02/01                   (1)
USD                283   EUR                313        05/02/01                   (5)
USD                391   EUR                440        05/03/01                   (1)
USD                272   EUR                306        05/03/01                   (1)
USD                 29   EUR                 33        05/03/01                   --
USD                 64   EUR                 72        05/03/01                   --
USD                245   EUR                275        05/03/01                   --
USD                 39   EUR                 44        05/03/01                   --
USD                192   EUR                216        05/03/01                   --
USD                190   GBP                132        05/01/01                   (1)
USD                133   GBP                 92        05/01/01                   (1)
USD                422   GBP                292        05/01/01                   (4)
USD                165   GBP                114        05/01/01                   (1)
USD                  4   GBP                  3        05/02/01                   --
USD                 54   GBP                 38        05/02/01                   --
USD                100   GBP                 70        05/02/01                   --
USD                175   GBP                121        05/02/01                   (1)
USD                 94   GBP                 65        05/03/01                   --
USD                689   GBP                481        05/03/01                   (1)
USD                136   HKD              1,062        05/02/01                   --
USD                141   HKD              1,096        05/02/01                   --
USD                 93   HKD                724        05/02/01                   --
USD                137   HKD              1,070        05/02/01                   --
USD                151   HKD              1,179        05/03/01                   --
USD                 56   HKD                435        05/03/01                   --
USD                428   JPY             52,232        05/01/01                   (5)
USD                 60   JPY              7,320        05/01/01                   (1)
USD                271   JPY             33,194        05/01/01                   (3)
USD                273   JPY             33,323        05/01/01                   (3)
USD                106   JPY             13,017        05/01/01                   (1)
USD                 35   JPY              4,337        05/02/01                   --
USD                936   JPY            114,601        05/02/01                  (10)
USD                178   JPY             22,000        05/02/01                   --
USD                 30   JPY              3,634        05/02/01                   --
USD                105   JPY             13,034        05/02/01                   --
USD                 31   JPY              3,801        05/07/01                   --
USD                552   JPY             68,338        05/07/01                    1
USD                338   JPY             41,871        05/07/01                    1
USD                479   JPY             59,259        05/07/01                    1
USD                282   JPY             34,776        05/07/01                   (1)

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 69

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

FORWARD CURRENCY EXCHANGE SPOT CONTRACTS

                                                                         Unrealized
    Contracts to                In Exchange                             Appreciation
       Deliver                     For                Settlement       (Depreciation)
        (000)                     (000)                  Date               (000)
-----------------------  ----------------------      -----------      ---------------
USD                  19  SGD                 35        05/04/01       $            --
AUD                  10  USD                  5        05/01/01                    --
AUD                 520  USD                264        05/01/01                    (2)
AUD                 318  USD                161        05/01/01                    (1)
AUD                 314  USD                159        05/01/01                    (1)
AUD                 154  USD                 78        05/02/01                    --
AUD                 177  USD                 90        05/02/01                    (1)
AUD                 174  USD                 88        05/02/01                    (1)
CAD                   1  USD                  1        05/01/01                    --
CHF                  77  USD                 44        05/02/01                    --
CHF                  33  USD                 19        05/02/01                    --
CHF               1,337  USD                770        05/03/01                    (1)
CHF                  11  USD                  6        05/03/01                    --
DKK                 833  USD                 99        05/01/01                    --
DKK                 721  USD                 86        05/02/01                    --
DKK               1,578  USD                187        05/03/01                    --
EUR                  14  USD                 13        05/02/01                    --
EUR                  53  USD                 47        05/02/01                    --
EUR                  56  USD                 51        05/02/01                     1
EUR                  54  USD                 49        05/02/01                     1
EUR                  20  USD                 18        05/02/01                    --
EUR                 165  USD                148        05/02/01                     1
EUR                 159  USD                141        05/02/01                    --
EUR                 388  USD                346        05/03/01                     1
EUR                 607  USD                541        05/03/01                     2
EUR                  76  USD                 68        05/03/01                    --
EUR                 242  USD                215        05/03/01                     1
EUR                 332  USD                295        05/03/01                     1
EUR                 294  USD                261        05/03/01                    --
EUR                  23  USD                 20        05/04/01                    --
GBP                  77  USD                111        05/02/01                     1
JPY              11,597  USD                 94        05/01/01                    --
JPY               2,092  USD                 17        05/01/01                    --
JPY               2,744  USD                 22        05/01/01                    --
JPY              33,312  USD                272        05/01/01                     4
JPY              27,207  USD                220        05/07/01                    --
NOK                 303  USD                 33        05/02/01                    --
NOK                 341  USD                 37        05/03/01                    --
SEK                 588  USD                 57        05/03/01                    --
                                                                      ---------------
                                                                      $           (36)
                                                                      ===============

See accompanying notes which are an integral part of the financial statements.

70 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)
                                                      April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $975,636).....................................................................  $  1,002,303
Foreign currency holdings (identified cost $9,477)...................................................................         9,406
Unrealized appreciation on forward foreign currency exchange contracts...............................................           651
Unrealized appreciation on foreign currency exchange spot contracts..................................................            17
Receivables:
   Dividends and Interest............................................................................................         2,946
   Investments sold..................................................................................................        10,312
   Fund shares sold..................................................................................................         1,522
   Foreign taxes recoverable.........................................................................................           991
   From Advisor......................................................................................................            27
   Daily variation margin on futures contracts.......................................................................           372
Prepaid expenses.....................................................................................................             2
                                                                                                                       ------------
      Total assets...................................................................................................     1,028,549

LIABILITIES
Payables:
   Investments purchased................................................................................   $   16,968
   Fund shares redeemed.................................................................................          572
   Accrued fees to affiliates...........................................................................          946
   Other accrued expenses...............................................................................          182
Unrealized depreciation on forward foreign currency exchange contracts..................................        1,614
Unrealized depreciation on foreign currency exchange spot contracts.....................................           53
                                                                                                           ----------
      Total liabilities .............................................................................................        20,335
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,008,214
                                                                                                                       ============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.........................................................  $       (785)
Accumulated net realized gain (loss).................................................................................        (9,491)
Unrealized appreciation (depreciation) on:
   Investments.......................................................................................................        26,667
   Futures contracts.................................................................................................         3,619
   Foreign currency-related transactions.............................................................................        (1,065)
Shares of beneficial interest........................................................................................           180
Additional paid-in capital...........................................................................................       989,089
                                                                                                                       ------------
NET ASSETS...........................................................................................................  $  1,008,214
                                                                                                                       ============
NET ASSET VALUE, offering and redemption price per share:
   Class C ($12,662,482 divided by 230,972 shares of $.01 par value
      shares of beneficial interest outstanding)....................................................................   $      54.82
                                                                                                                       ============
   Class E ($13,186,011 divided by 236,482 shares of $.01 par value
      shares of beneficial interest outstanding)....................................................................   $      55.76
                                                                                                                       ============
   Class S ($982,365,893 divided by 17,516,968 shares of $.01 par value
      shares of beneficial interest outstanding)....................................................................   $      56.08
                                                                                                                       ============

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 71

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends.....................................................................................   $    8,498
   Dividends from Money Market Fund..............................................................        1,656
   Interest......................................................................................          279
   Less foreign taxes withheld...................................................................       (1,107)
                                                                                                    ----------
      Total investment income....................................................................        9,326

EXPENSES
   Advisory fees.....................................................................  $    4,586
   Administrative fees...............................................................         292
   Custodian fees....................................................................       1,156
   Distribution fees - Class C.......................................................          45
   Transfer agent fees...............................................................         695
   Professional fees.................................................................          60
   Registration fees.................................................................          56
   Shareholder servicing fees - Class C..............................................          15
   Shareholder servicing fees - Class E..............................................          14
   Trustees' fees....................................................................          11
   Miscellaneous.....................................................................          66
                                                                                       ----------
   Expenses before reductions........................................................       6,996
   Expense reductions................................................................          (5)
                                                                                       ----------
      Expenses, net..............................................................................         6,991
                                                                                                     ----------
Net investment income............................................................................         2,335
                                                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments.......................................................................     (56,698)
   Futures contracts.................................................................     (11,063)
   Foreign currency-related transactions.............................................        (544)      (68,305)
                                                                                       ----------
Net change in unrealized appreciation (depreciation) on:
   Investments.......................................................................     (21,230)
   Futures contracts.................................................................       5,702
   Foreign currency-related transactions.............................................        (817)      (16,345)
                                                                                       ----------    ----------
Net realized and unrealized gain (loss)..........................................................       (84,650)
                                                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............................................    $  (82,315)
                                                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

72 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       SIX MONTHS ENDED
                                                                        APRIL 30, 2001    TEN MONTHS ENDED      YEAR ENDED
                                                                         (UNAUDITED)      OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                       ----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..............................................  $        2,335    $       12,287    $        7,863
   Net realized gain (loss)...........................................         (68,305)           50,858           128,701
   Net change in unrealized appreciation (depreciation)...............         (16,345)         (212,284)          140,699
                                                                        --------------    --------------    --------------

      Net increase (decrease) in net assets from operations...........         (82,315)         (149,139)          277,263
                                                                        --------------    --------------    --------------

DISTRIBUTIONS
   From net investment income
      Class C.........................................................              --                --               (12)
      Class E.........................................................              --                --               (19)
      Class S.........................................................            (161)               --            (7,238)
   From net realized gain
      Class C.........................................................            (552)             (299)             (335)
      Class E.........................................................            (485)             (200)             (248)
      Class S.........................................................         (46,040)          (38,617)          (51,360)
                                                                        --------------    --------------    --------------
         Net decrease in net assets from distributions................         (47,238)          (39,116)          (59,212)
                                                                        --------------    --------------    --------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions......          54,783           124,670           (16,692)
                                                                        --------------    --------------    --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................         (74,770)          (63,585)          201,359

NET ASSETS
   Beginning of period................................................       1,082,984         1,146,569           945,210
                                                                        --------------    --------------    --------------
   End of period (including accumulated distributions
      in excess of net investment income of $785,
      $2,959 and $3,812, respectively)................................  $    1,008,214    $    1,082,984    $    1,146,569
                                                                        ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 73

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  2001*       2000**     1999***
                                                                ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.........................   $   62.46   $   74.51   $    60.66
                                                                ---------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)...........................        (.14)        .17         (.32)
   Net realized and unrealized gain (loss)...................       (4.70)      (9.68)       17.92
                                                                ---------   ---------   ----------
      Total income from operations...........................       (4.84)      (9.51)       17.60
                                                                ---------   ---------   ----------
DISTRIBUTIONS
   From net investment income................................          --          --         (.17)
   From net realized gain....................................       (2.80)      (2.54)       (3.58)
                                                                ---------   ---------   ----------
      Total distributions....................................       (2.80)      (2.54)       (3.75)
                                                                ---------   ---------   ----------
NET ASSET VALUE, END OF PERIOD...............................   $   54.82   $   62.46   $    74.51
                                                                =========   =========   ==========
TOTAL RETURN (%)(b)..........................................       (8.02)     (13.13)       29.39

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..................      12,662      11,849        7,522

   Ratios to average net assets (%)(c):
      Operating expenses, net................................        2.35        2.29         2.30
      Operating expenses, gross..............................        2.35        2.30         2.30
      Net investment income (loss)...........................        (.50)        .30         (.51)

   Portfolio turnover rate (%)...............................       60.15      101.84       120.52

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

74 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                          2001*     2000**        1999       1998        1997      1996***
                                                       ---------   ---------   ---------   ---------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $   63.24   $   74.95   $   60.68   $   54.64   $  58.47   $   58.56
                                                       ---------   ---------   ---------   ---------   --------   ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)...................        .09         .57         .40         .28        .35        (.03)
   Net realized and unrealized gain (loss)...........      (4.77)      (9.74)      17.72        6.53       (.64)       1.68
                                                       ---------   ---------   ---------   ---------   --------   ---------
      Total income from operations...................      (4.68)      (9.17)      18.12        6.81       (.29)       1.65
                                                       ---------   ---------   ---------   ---------   --------   ---------
DISTRIBUTIONS
   From net investment income........................         --          --        (.27)       (.57)      (.29)       (.43)
   From net realized gain............................      (2.80)      (2.54)      (3.58)       (.20)     (3.25)      (1.31)
                                                       ---------   ---------   ---------   ---------   --------   ---------
      Total distributions............................      (2.80)      (2.54)      (3.85)       (.77)     (3.54)      (1.74)
                                                       ---------   ---------   ---------   ---------   --------   ---------
NET ASSET VALUE, END OF PERIOD.......................  $   55.76   $   63.24   $   74.95   $   60.68   $  54.64   $   58.47
                                                       =========   =========   =========   =========   ========   =========
TOTAL RETURN (%)(b)..................................      (7.68)     (12.58)      30.21       12.53       (.41)       2.86

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........     13,186       9,964       5,552       4,431      1,271         623

   Ratios to average net assets (%)(c):
      Operating expenses, net........................       1.60        1.54        1.55        1.64       1.96        2.00
      Operating expenses, gross......................       1.60        1.55        1.55        1.64       1.96        2.00
      Net investment income (loss)...................        .31        1.00         .61         .49        .19        (.61)

   Portfolio turnover rate (%).......................      60.15      101.84      120.52       68.46      73.54       42.43

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                International Securities Fund 75

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
                                              2001*       2000**        1999         1998         1997        1996          1995
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   63.51   $    75.11   $    60.86   $    54.69   $    58.48   $    56.61   $    53.96
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
   Net investment income (a).............         .14          .76          .51          .69          .56          .53          .56
   Net realized and unrealized gain
      (loss).............................       (4.76)       (9.82)       17.82         6.32         (.46)        3.72         4.89
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Total income from operations.......       (4.62)       (9.06)       18.33         7.01          .10         4.25         5.45
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income............        (.01)          --         (.50)        (.64)        (.64)        (.48)       (1.11)
   From net realized gain................       (2.80)       (2.54)       (3.58)        (.20)       (3.25)       (1.90)       (1.69)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Total distributions................       (2.81)       (2.54)       (4.08)        (.84)       (3.89)       (2.38)       (2.80)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD...........  $    56.08   $    63.51   $    75.11   $    60.86   $    54.69   $    58.48   $    56.61
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)......................       (7.55)      (12.40)       30.52        12.90          .26         7.63        10.20

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands).........................     982,366    1,061,171    1,133,495      940,779      839,767      743,615      623,389

   Ratios to Average Net Assets (%)(c):
      Operating expenses, net............        1.35         1.29         1.30         1.22         1.26         1.30         1.30
      Operating expenses, gross..........        1.35         1.30         1.30         1.22         1.26         1.31         1.31
      Net investment income..............         .47         1.31          .79         1.15          .91          .91          .97

   Portfolio turnover rate (%)...........       60.15       101.84       120.52        68.46        73.54        42.43        42.96

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

76  International Securities Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
COMMON STOCKS - 84.6%
ARGENTINA - 1.2%
BBVA Banco Frances SA - ADR                             21,600            611
Central Costanera SA Class B                           437,100            429
Inversiones y Representaciones SA
   Class B                                             381,802            519
PC Holdings SA Class B                                 573,681            878
Quilmes Industrial (Regd) (a)                           57,100            434
Siderca SAIC Class A                                   350,000            711
Telecom Argentina SA Class B - ADR                      35,000            551
                                                                   ----------
                                                                        4,133
                                                                   ----------

AUSTRALIA - 0.1%
Orogen Minerals, Ltd.                                  545,000            306
                                                                   ----------

BRAZIL - 2.4%
Brasil Telecom Participacoes SA - ADR                   36,600          1,572
Centrais Eletricas Brasileiras SA                   12,708,997            218
Companhia Siderurgica Nacional                       8,815,000            208
Companhia Vale do Rio Doce                              37,500            831
Copel Parana Energ                                  20,000,000            147
Embraer - Empresa Brasileira de
   Aeronautica SA                                       40,300            346
Embratel Participacoes SA                           27,962,000            244
Globo Cabo SA - ADR                                     24,300            135
Petroleo Brasileiro Petrobras SA - ADR                  12,400            301
Petroleo Brasileiro SA - Petrobras                       7,500            202
Petroleo Brasileiro SA
   Petrobras - ADR (a)                                  91,810          2,479
Tele Centro Sul Participacoes SA                    41,439,000            347
Tele Norte Leste Participacoes SA                   61,735,264            916
Ultrapar Participacoes SA - ADR                         18,400            152
                                                                   ----------
                                                                        8,098
                                                                   ----------
CHILE - 2.3%
Antofagasta Holdings PLC                               215,636          1,579
Banco de A. Edwards Series A - ADR (a)                   9,944            151
Banco Santander Chile Series A - ADR                     2,800             48
Banco Santiago - ADR                                     2,000             43
BBV Banco BHIF - ADR                                    33,600            586
Compania de Telecomunicaciones de
   Chile SA - ADR (a)                                   65,669            938
Distribucion y Servicio D&S SA - ADR                   103,500          1,501
Embotelladora Andina SA Series A - ADR                  35,300            471
Embotelladora Andina SA Series B - ADR                  58,000            624
Embotelladora Arica SA - ADR (a)                        79,300            297
Enersis SA - ADR (a)                                    14,983            246
Laboratorio Chile SA - ADR                              27,000            597
Quinenco SA                                             95,700            660
                                                                   ----------
                                                                        7,741
                                                                   ----------
CHINA - 3.2%
Beijing Datang Power Generation Co.,
   Ltd. Class H                                      1,390,000            463
Beijing Yanhua Petrochemical Co.,
   Ltd. Class H                                      4,450,000            616
China Resources Enterprise, Ltd.                       415,000            612
China Shipping Development Co.,
   Ltd. Class H (a)                                    560,000             89
China Unicom, Ltd. - ADR (a)                            56,400            815
Guangdong Kelon Electrical Holdings
   Co., Ltd. Class H                                 1,360,000            328
Huaneng Power International, Inc.
   Class H                                           1,328,000            766
Huaneng Power International, Inc.
   Series N - ADR                                        4,000             92
Jiangsu Expressway Co., Ltd. Class H                 7,217,000          1,499
Jilin Chemical Industrial Company, Ltd.
   Class H                                           1,800,000            159
New World China Land, Ltd. (a)                         932,800            362
PetroChina Co., Ltd. Class H                         5,356,000          1,147
Quingling Motors Co. Class H                           794,000            172
Shanghai Petrochemical Co., Ltd.
   Class H                                           7,630,000          1,017
Shenzhen Expressway Co., Ltd. Class H                4,800,000            923
Yanzhou Coal Mining Co., Ltd. Series H               2,966,000          1,217
Zhejiang Expressway Co., Ltd. Series H               1,700,000            355
                                                                   ----------
                                                                       10,632
                                                                   ----------

CROATIA - 0.4%
Pliva d.d. - GDR                                       110,300          1,291
                                                                   ----------

CZECH REPUBLIC - 0.5%
Ceske Energeticke Zavody AS (a)                        269,800            721
Cesky Telecom AS (a)                                     6,020             57
Czechoslovakian Value Fund (a)(c)                        1,800              0
Komercni Banka AS (a)                                   16,300            388
Phillip Morris CR AS                                     3,500            493
                                                                   ----------
                                                                        1,659
                                                                   ----------
ECUADOR - 0.1%
La Cemento Nacional - GDR (144A) (a)                       700             25
La Cemento National - GDR (a)                            4,800            168
                                                                   ----------
                                                                          193
                                                                   ----------

                                                        Emerging Markets Fund 77

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
EGYPT - 0.5%
Al-Ahram Beverages Co. S.A.E. - GDR (a)                 46,100            459
Commercial International Bank                            8,800             85
Commercial International Bank
   (Regd) - GDR                                         18,700            180
Eastern Co. Tobacco & Cigarettes                         2,300             29
Egyptian Mobile Phone Network (a)                       30,718            482
Misr International Bank                                  2,200             20
Orascom Construction Industries (a)                     41,580            347
Orascom Telecom (a)                                     20,050            148
Oriental Weavers Co.                                     2,100             20
Suez Cement Co. (Regd) - GDR                             4,498             37
                                                                   ----------
                                                                        1,807
                                                                   ----------
GHANA - 0.1%
Ashanti Goldfields, Ltd. - ADR (a)                     147,178            346
                                                                   ----------
GREECE - 1.3%
Aluminum Co. of Greece SA                               15,070            571
Attica Enterprises Holdings SA                           6,780             52
Commercial Bank of Greece                                2,900            143
Credit Bank (Regd)                                      76,300          2,189
Hellenic Telecommunication
   Organization SA - ADR                                46,000            336
Hellenic Telecommunication
   Organization SA - GDR                                72,624          1,083
STET Hellas Telecommunications
   SA - ADR (a)                                          3,100             27
                                                                   ----------
                                                                        4,401
                                                                   ----------
HONG KONG - 3.9%
Chen Hsong Holdings, Ltd.                            1,166,400            199
China Everbright - IHD Pacific Ltd.                    234,000            227
China Mobile (Hong Kong), Ltd. (a)                   1,353,800          6,666
China Mobile, Ltd. - ADR (a)                             5,200            132
China Overseas Land & Investment                     2,311,000            308
China Petroleum and Chemical Corp.
   New (a)                                           9,986,200          1,780
China Southern Airlines (a)                            668,000            206
China Unicom, Ltd. (a)                               1,019,000          1,418
Citic Pacific, Ltd.                                     92,000            265
CNOOC, Ltd.                                            120,000            115
Denway Motors, Ltd.                                  1,141,000            340
Legend Holdings, Ltd.                                  349,000            277
New World Infrastructure, Ltd. (a)                     760,600            483
Shanghai Industrial Holdings, Ltd.                     293,000            485
TCL International Holdings Ltd. (a)                  1,392,000            203
                                                                   ----------
                                                                       13,104
                                                                   ----------
HUNGARY - 1.6%
BorsodChem - GDR                                       15,700             275
Gedeon Richter Rt.                                     11,800             660
Gedeon Richter, Ltd. - GDR                             20,596           1,163
Magyar Tavkozlesi Rt. - ADR                            65,382           1,092
Magyar Tavkozlesi Rt. (Regd)                          265,376             845
Mol Magyar Olaj-Es Gazipari Rt. - GDR                  64,866           1,022
OTP Bank Rt.                                            7,534             355
                                                                   ----------
                                                                        5,412
                                                                   ----------
INDIA - 3.7%
Bajaj Auto, Ltd. - GDR                                 71,000             391
BSES, Ltd. (a)                                         22,800             285
BSES, Ltd. - GDR                                       27,000             338
Dr. Reddy's Laboratories, Ltd. - ADR                    8,000              96
Foreign & Colonial Emerging Markets
   Indian Investment Co. (a)                          276,089           1,226
Genesis India Investment Co. (a)                      511,800           3,506
Hindalco Industries, Ltd. - GDR                        40,000             792
Hindustan Lever, Ltd. 2002 Warrants                    27,000             126
ICICI Bank, Ltd. - ADR (a)                             22,000             146
ICICI Bank, Ltd. - ADR                                 32,000             381
Indo Gulf Fertilisers & Chemicals - GDR                70,000              53
Indo Gulf Fertilizers & Chemicals -
   GDR (144A) (a)                                     349,000             262
Infosys Technologies, Ltd.
   2002 Warrants                                        2,600             362
Infosys Technologies, Ltd. - ADR                        3,500             257
ITC, Ltd. - GDR                                        15,400             300
Perusahaan Persero Telekom - ADR                       32,616             133
Ranbaxy Laboratories, Ltd. - GDR                       16,000             176
Reliance Industries, Ltd. - GDR                       119,000           1,934
State Bank of India - GDR                              45,100             462
Videsh Sanchar Nigam, Ltd. - ADR                       54,601             737
                                                                   ----------
                                                                       11,963
                                                                   ----------
INDONESIA - 1.3%
Gulf Indonesia Resources, Ltd. (a)                     68,900             596
PT Bank Central Asia (a)                            3,170,000             451
PT Bank Pan Indonesia Tbk                           2,014,000              29
PT Gudang Garam Tbk                                   434,000             428
PT Hanjaya Mandala Sampoerna Tbk                      415,500             446
PT Indofood Sukses Makmur Tbk (a)                   2,544,500             165
PT Indosat (Persero) Tbk                              475,000             326
PT Matahari Putra Prima Tbk                        11,000,000             384
PT Ramayana Lestari Sentosa Tbk                     2,588,000             586
PT Telekomunikasi Indonesia                         2,789,000             577
Semen Gresik                                          642,000             219
                                                                   ----------
                                                                        4,207
                                                                   ----------

78 Emerging Markets Fund

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
ISRAEL - 3.6%
Bank Hapoalim, Ltd.                                    322,570            809
Bank Leumi Le-Israel                                   695,451          1,466
Bezeq Israeli Telecommunication
   Corp., Ltd.                                         429,121            607
Check Point Software
   Technologies, Ltd. (a)                               25,500          1,600
Clal Industries, Ltd.                                   18,400            116
ECI Telecom, Ltd.                                        6,923             47
IDB Holding Corp., Ltd.                                  4,719            128
Israel Chemicals, Ltd.                               1,395,437          1,640
Leumi Insurance Holdings                               134,899            152
Nice Systems, Ltd. - ADR (a)                             4,040             47
Orbotech, Ltd. (a)                                      37,118          1,278
Partner Communications
   Co., Ltd. - ADR (a)                                   6,800             29
Property & Building Corp., Ltd.                            745             49
RADWARE, Ltd. (a)                                       17,100            310
Scitex Corp., Ltd. (a)                                  84,000            630
Supersol, Ltd.                                         162,000            611
Taro Pharmaceutical
   Industries, Ltd.                                      5,400            270
Teva Pharmaceutical
   Industries, Ltd. - ADR                               38,978          2,122
                                                                   ----------
                                                                       11,911
                                                                   ----------
JORDAN - 0.2%
Arab Bank Group                                          2,710            599
                                                                   ----------
LUXEMBOURG - 0.2%
Millicom International Cellular SA (a)                  25,500            694
                                                                   ----------
MALAYSIA - 3.0%
Genting Berhad                                         161,000            339
Golden Hope Plantation                                 519,000            412
IJM Corp. Berhad                                       570,000            450
Malakoff Berhad                                        251,000            604
Malayan Banking Berhad                                 553,000          1,426
Oriental Holdings Berhad                               439,200            462
Petronas Gas Berhad                                    136,000            209
Public Bank Berhad                                   1,141,400            664
Public Bank Berhad (Alien Market)                      336,000            232
Resorts World Berhad                                   165,000            226
RHB Capital Berhad                                      90,000             45
Road Builder (M) Holdings Berhad                       440,000            389
Rothmans of Pall Mall
   (Malaysia) Berhad                                   102,200            935
Sime Darby Berhad                                      225,000            226
Tan Chong Motor Holdings                               600,000            185
Telekom Malaysia Berhad                                175,044            415
Tenaga Nasional Berhad                                 995,000          2,540
UMW Holdings Berhad                                     97,000            127
United Engineers (Malaysia) Berhad                      51,000             38
YTL Corp. Berhad                                       137,000            143
                                                                   ----------
                                                                       10,067
                                                                   ----------
MEXICO - 13.4%
Alfa SA de CV Class A                                   59,000             78
America Movil SA de CV - ADR (a)                       200,074          3,681
Carso Global Telecom Series A1 (a)                     310,509            628
Cemex SA de CV                                         356,378          1,670
Cemex SA de CV - ADR                                    43,701          1,013
Cemex SA de CV 2000 Warrants (a)                         1,737              3
Cemex SA de CV 2002 Warrants (a)                        20,000              6
Cifra SA de CV (a)                                     616,400          1,378
Coca-Cola Femsa SA - ADR                                74,900          1,461
Compania Cervecerias Unidas SA - ADR                    43,800          1,064
Consorico ARA SA de CV                                 221,400            308
Controladora Comercial Mexicana SA
   de CV Units                                       1,000,000            763
Corporacion Interamericana de
   Entretenimiento SA Series B (a)                     598,700          2,101
Cydsa SA Series A                                      277,000             87
Empresa Nacional de
   Electricidad SA - ADR (a)                            52,443            585
Fomento Economico
   Mexicano SA de CV                                   151,500            582
Fomento Economico
   Mexicano SA de CV Series B - ADR                     52,250          1,996
Grupo Aeroportuario del
   Sureste SA de CV - ADR (a)                            8,300            151
Grupo Elektra SA                                       210,000            198
Grupo Financiero Banamex Accival
   Series O                                          2,697,049          4,951
Grupo Financiero Banorte SA de CV (a)                  485,000            773
Grupo Financiero BBVA Bancomer
   SA de CV Series O (a)                             3,078,900          2,470
Grupo Financiero Inbursa SA de CV
   Class O (a)                                         106,000            339
Grupo Industrial Durango SA - ADR (a)                   17,250             89
Grupo Iusacell SA de CV - ADR New (a)                   64,500            526
Grupo Modelo SA de CV Series C                         349,800            963
Grupo Television SA de CV - GDR (a)                     46,895          1,783
Hylsamex SA de CV Series B (a)                         230,000            164
Kimberly-Clark, Mexico Class A                         406,800          1,087
Nuevo Grupo Mexico SA Series B (a)                     161,500            421
Organizacion Soriana SA de CV
   Series B                                             59,000            129
Panamerican Beverages, Inc. Class A                     76,400          1,384
Seguros Comercial America Series B (a)                  87,000            187

                                                        Emerging Markets Fund 79

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
Telefonos de Mexico SA Series L - ADR                  171,374          5,929
Tubos de Acero de Mexico SA - ADR                       58,700            787
TV Azteca SA de CV - ADR                               315,400          2,388
Wal-Mart de Mexico SA de CV
   Series V (a)                                        965,100          2,282
                                                                   ----------
                                                                       44,405
                                                                   ----------
NETHERLANDS ANTILLES - 0.3%
Merrill Lynch LEP Warrants TSMC
   2002 Rights                                         367,603          1,017
                                                                   ----------
PANAMA - 0.2%
Banco Latinoamericano de
   Exportaciones SA Class E                             24,600            812
                                                                   ----------
PERU - 0.4%
Compania de Minas Buenaventura SA
   Series B                                             21,800            164
Compania de Minas Buenaventura
   Series B - ADR                                       52,400            789
Credicorp, Ltd.                                         21,250            155
Southern Peru Copper Corp.                               7,300            102
Volcan Compania Minera SA Series B                     442,000             73
                                                                   ----------
                                                                        1,283
                                                                   ----------
PHILIPPINES - 1.4%
Ayala Corp.                                            448,800             62
Equitable PCI Bank                                     620,200            501
First Philippine Holdings Corp.                        144,000             62
Manila Electric Co. Class B                          1,673,840          1,726
Metropolitan Bank & Trust Co.                          133,870            550
Philippine Long Distance Telephone Co.                  26,100            350
Philippine Long Distance Telephone
   Co. - ADR                                            30,027            399
San Miguel Corp. Class B                                67,500             64
SM Prime Holdings                                    3,960,000            532
Universal Robina Corp.                               3,213,000            275
                                                                   ----------
                                                                        4,521
                                                                   ----------
POLAND - 1.9%
Agora SA - GDR (a)                                       1,957             33
Agora SA - GDR                                          10,388            173
Bank Polska Kasa Opieki Grupa
   Pekao SA (a)                                         60,244          1,019
BRE Bank SA                                              9,295            281
Elektrim Spolka Akcyjna SA (a)                          77,464            538
KGHM Polska Miedz SA - GDR                              11,504            117
Polski Koncern Naftowy Orlen SA                         88,000            413
Polski Koncern Naftowy SA - GDR                        114,581          1,077
Powszechny Bank Kredytowy - GDR                         10,200            260
Telekomunikacja Polska SA                              185,000            999
Telekomunikacja Polska SA Class S - GDR                253,498          1,356
Telekomunikacja Polska SA
   Series A - GDR                                        6,140             33
Wielkopolski Bank Kredytowy SA                          24,648            174
                                                                   ----------
                                                                        6,473
                                                                   ----------
RUSSIA - 2.2%
Lukoil Oil Co. - ADR                                    30,306          1,261
Mobile Telesystems - ADR (a)                            36,269          1,041
Mosenergo - ADR                                         84,300            281
OAO Gazprom - ADR (a)                                   30,200            215
Surgutneftegaz SP - ADR (a)                            248,072          2,828
Unified Energy Systems - ADR                            61,887            679
Unified Energy Systems - GDR                            35,638            391
Vimpel-Communications - ADR (a)                         22,100            345
YUKOS - ADR                                              8,174            356
                                                                   ----------
                                                                        7,397
                                                                   ----------
SINGAPORE - 0.3%
Asia Pulp & Paper Co, Ltd. - ADR (a)                    79,000              9
Golden Agri-Resources, Ltd. (a)                        814,300             58
Total Access Communication, Ltd. (a)                   381,000          1,048
                                                                   ----------
                                                                        1,115
                                                                   ----------
SOUTH AFRICA - 7.8%
AECI, Ltd.                                             539,000          1,158
African Bank Investments, Ltd. (a)                     384,700            419
Amalgamated Banks of South Africa                      473,967          2,075
Anglo American Platinum Corp., Ltd.                     58,770          2,635
AngloGold, Ltd.                                         20,210            717
Barlow, Ltd.                                            69,037            477
BOE, Ltd.                                              809,100            453
De Beers Centenary Linked Units                         24,300          1,019
Driefontein Consolidated                                65,100            284
FirstRand, Ltd.                                        982,770          1,007
Forbes Group, Ltd.                                     489,368            990
Impala Platinum Holdings, Ltd.                          42,050          2,016
Imperial Holdings, Ltd. (a)                             54,541            448
Investec Group, Ltd.                                    10,500            262
Iscor, Ltd. (a)                                         74,960            228
Ixchange Technology Holdings, Ltd. (a)                  67,000             11
JD Group, Ltd.                                          54,300            216
Liberty Life Association of Africa                      13,221             86
Lonmin PLC                                              21,676            300
M-Cell, Ltd.                                            56,300            148
Metro Cash & Carry, Ltd.                               558,762             81
Murray & Roberts Holdings, Ltd.                         25,500             18
Nampak, Ltd.                                            81,000            109
Nasionale Pers Beperk Class N                           34,500            114
Nedcor, Ltd.                                            32,627            597
PepsiCo International, Inc. (a)                          1,190              5

80 Emerging Markets Fund

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
Primedia, Ltd.                                         555,000            373
Profurn, Ltd.                                        2,493,090            438
Rembrandt Group, Ltd.                                   27,900             63
Remgro, Ltd.                                           106,900            688
Sanlam, Ltd.                                         1,191,100          1,431
Sappi, Ltd.                                            167,500          1,529
Sasol                                                  283,843          2,545
South African Breweries PLC                            179,000          1,229
Standard Bank Investment Corp., Ltd.                   159,760            640
Steinhoff International Holdings, Ltd.                 447,200            378
Super Group, Ltd.                                       53,800             50
Tongaat-Hulett Group, Ltd.                             103,000            528
                                                                   ----------
                                                                       25,765
                                                                   ----------
SOUTH KOREA - 12.7%
Daeduck Electronics Co., Ltd.                           48,400            369
Daelim Industrial Co.                                  150,000            763
Daishin Securities Co.                                  46,410            499
Doosan Corp. (a)                                        20,236            271
Good Morning Securities Co. (a)                        141,990            641
H&CB - ADR                                              17,560            169
Hanil Cement Manufacturing Co., Ltd.                    54,500            714
Hankuk Glass Industries, Inc.                           60,750            733
Hite Brewery Co., Ltd.                                   9,110            309
Housing & Commercial Bank, Korea                        10,494            200
Hyundai Electronics Industries Co. (a)                 104,540            269
Hyundai Motor Co., Ltd.                                 53,868            843
Kookmin Bank                                           246,198          2,916
Kookmin Credit Card Co., Ltd. New                       38,380          1,014
Korea Electric Power Corp.                             168,418          2,909
Korea Electric Power Corp. - ADR                        13,148            124
Korea Telecom Corp.                                     52,970          2,534
Korea Telecom Corp. - ADR                               60,779          1,679
Korea Telecom Freetel (a)                               13,900            498
Korea Tobacco & Ginseng Corp.                           44,900            520
LG Chemical, Ltd.                                       54,667            556
LG Electronics, Inc.                                    36,900            392
LG Household & Health Care, Ltd.                        10,413            142
Lotte Confectionery Co.                                  5,200            533
Pohang Iron & Steel Co., Ltd.                           12,751            949
Pohang Iron & Steel Co., Ltd. - ADR                     19,000            380
S-Oil Corp                                              59,410          1,468
S1 Corp.                                                62,881            549
Samsung Display Devices Co.                             10,242            425
Samsung Electro-Mechanics Co. (a)                       11,800            373
Samsung Electronics                                     48,840          8,492
Samsung Electronics - GDR                                6,500            601
Samsung Electronics - GDS                               34,419          1,286
Samsung Fire & Marine Insurance                         16,190            435
Samsung Heavy Industries (a)                            69,610            288
Samsung Securities Co., Ltd.                            66,708          1,753
Seoul City Gas Co., Ltd.                                17,000            187
Shin Han Bank                                          179,560          1,595
SK Telecom Co., Ltd. (a)                                17,200          2,958
SK Telecom Co., Ltd. - ADR                              23,900            503
Tae Young Corp.                                         10,939            218
                                                                   ----------
                                                                       42,057
                                                                   ----------
SRI LANKA - 0.0%
Development Finance Corp. of Ceylon                     97,221             77
John Keells Holdings, Ltd.                             195,906             71
                                                                   ----------
                                                                          148
                                                                   ----------
SWITZERLAND - 0.0%
UBS AG 2001 Warrants (a)                                39,480            109
UBS AG 2002 Warrants                                    16,050            194
                                                                   ----------
                                                                          303
                                                                   ----------
TAIWAN - 8.6%
Acer Communications &
   Multimedia, Inc. - GDR (a)                           26,400            165
Acer, Inc. - GDR                                       328,977          1,086
Acer, Inc. - GDR (144A)                                158,800            524
Advanced Semiconductor
   Engineering, Inc. - ADR (a)                          40,765            163
ASE Test, Ltd. (a)                                      18,000            250
Asia Cement Corp. - GDR                                220,860            861
Asustek Computer, Inc. - GDR (Regd)                    309,532          1,421
China Steel Corp. - GDS (a)                            120,376          1,382
Compal Electronics, Inc. - GDR                         180,684          1,581
Evergreen Marine Corp. - GDR (a)                        24,583            120
Far Eastern Textile, Ltd. - GDR                        204,466          1,247
Faraday Technology Corp.                                 9,000             62
Foreign & Colonial Emerging Markets
   Taiwan Investment Co. (a)                           191,200          1,935
Fubon Insurance Co., Ltd. - GDR                         98,918            786
Hon Hai Precision Industry Co.,
   Ltd. - GDR                                          132,600          1,803
Macronix International Co., Ltd. - ADR                  31,499            496
Phoenixtec Power Co., Ltd.                             261,600            240
Powerchip Semiconductor Corp. - GDR (a)                 84,422            764
Ritek Corp. - GDR                                      110,000            468
Salomon Smith Barney                                   237,000            731
Siliconware Precision Industries
   Co. - ADR (a)                                       140,383            555
Sunplus Technology Co., Ltd. - GDR                      31,100            295
Synnex Technology International
   Corp. (Regd) - GDR                                   42,228            357
Taiwan Semiconductor Manufacturing
   Co., Ltd. (a)                                       409,000          1,132
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (a)                                 166,098          4,026
United Microelectronics Corp. - ADR (a)                431,400          4,741

                                                        Emerging Markets Fund 81

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
Winbond Electronics Corp. - GDR (a)                    121,013          1,440
Winbond Electronics Corp.
   2001 Warrants (a)                                    36,000             42
                                                                   ----------
                                                                       28,673
                                                                   ----------
THAILAND - 0.9%
Advanced Info Service Public Co.,
   Ltd. (Alien Market) (a)                              34,000            344
Bangkok Expressway PLC
   (Alien Market) (a)                                  225,000             53
BEC World Public Co., Ltd.
   (Alien Market)                                       68,800            344
Electricity Generating Public Co., Ltd.
   (Alien Market)                                       54,000             43
National Petrochemical PLC
   (Alien Market)                                      594,000            355
PTT Exploration and Production
   Public Co., Ltd. (a)                                346,100            796
Siam Cement Public Co., Ltd.
   (Alien Market) (a)                                    8,900             76
Siam City Cement Public Co., Ltd.
   (Alien Market) (a)                                  145,000            438
Siam Makro Public Co., Ltd.
   (Alien Market)                                        3,000              4
TelecomAsia Public Co., Ltd.
   (Alien Market) (a)                                  353,000            151
Thai Farmers Bank (Alien Market) (a)                   949,300            483
                                                                   ----------
                                                                        3,087
                                                                   ----------
TURKEY - 3.4%
Akbank T.A.S.                                       53,091,300            236
Aksigorta AS                                         4,490,000             53
Anadolu Efes Biracilik ve Malt
   Sanayii AS (a)                                   26,688,661          1,328
Arcelik AS                                          14,658,380            202
Brisa Bridgestone Sabanci Lastik San.
   Ve Tic AS                                        12,650,000            392
Dogan Sirketler Grubu Holding AS (a)                46,953,600            213
Dogan Yayin Holding AS (a)                          15,591,663             61
Eregli Demir ve Celik
   Fabrikalari TAS (a)                              10,925,000            148
Ford Otomotiv                                               53             53
Ford Otomotiv Sanayi AS (a)                          1,897,100              7
Haci Omer Sabanci Holding AS                        40,855,932            203
Haci Omer Sabanci Holding AS - ADR                     247,256            297
Koc Holding AS                                       8,678,080            371
Migros Turk TAS                                     11,177,166            888
Sasa Suni ve Sentetik Elyaf Sanayii
   Anonim Sirketi (a)                                5,000,000             52
Tupras - Turkiye Petrol Rafinerileri AS             31,079,600          1,017
Turkcell Iletisim Hizmetleri AS (a)                 20,000,600            340
Turkcell Iletisim Hizmetleri
   AS - ADR (a)                                        100,600            428
Turkiye Garanti Bankasi AS (a)                     286,613,180          1,476
Turkiye Is Bankasi (a)                              92,821,228          1,215
Vestel Elektronik Sanayi ve
   Ticaret AS (a)                                   83,798,200            285
Yapi ve Kredi Bankasi AS (a)                       389,555,957          1,894
                                                                   ----------
                                                                       11,159
                                                                   ----------
UNITED KINGDOM - 1.2%
Billiton PLC                                            52,600            259
Dimension Data Holdings PLC (a)                        292,106          1,362
Genesis Smaller Companies Fund (a)                     131,135          1,559
Merrill Lynch & Co. 2002 Warrants                      127,000            351
Merrill Lynch Low Ex Price Hon -
   2001 Warrants (a)                                    16,000             94
                                                                   ----------
                                                                        3,625
                                                                   ----------

VENEZUELA - 0.2%
Companhia Anonima Nacional
   Telefonos de Venezuela - ADR                         25,800            591
Siderurgica Venezolana Sivensa - ADR                    13,167              9
                                                                   ----------
                                                                          600
                                                                   ----------

ZIMBABWE - 0.1%
Delta Corp.                                          1,010,343            450
                                                                   ----------

TOTAL COMMON STOCKS
(cost $322,864)                                                       281,454
                                                                   ----------

PREFERRED STOCKS - 8.9%
ARGENTINA - 0.2%
Quilmes Industrial Quinsa Societe - ADR                 72,500            677
                                                                   ----------

BRAZIL - 7.8%
Aracruz Celulose SA - ADR                               37,100            527
Banco Bradesco SA                                  267,909,856          1,531
Banco Itau SA                                       28,184,880          2,280
Brasil Telecom SA                                   18,650,000            118
Centrais Electricas Brasilieras SA                  60,092,824            946
CIA Energetica De Minas Gerais                      16,450,000            190
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar - ADR                            54,200          1,542
Companhia de Bebidas das Americas                    5,798,710          1,425
Companhia de Bebidas das
   Americas - ADR                                       43,400          1,059
Companhia Paranaense de Energia -
   Copel Class B                                    79,147,000            597
Companhia Paranaense de Energia - Copel
   Class B - ADR                                        72,400            561
Companhia Vale Do Rio Doce - ADR                         3,800             88

82 Emerging Markets Fund

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF           (000)
                                                      SHARES           $
                                                    ----------     ----------
Companhia Vale Do Rio Doce Series A                     77,000          1,791
Coteminas (Cia Tec)                                  5,944,518            424
Duratex SA (BR)                                      7,051,680            184
Eletropaulo Metropolitana-
   Electricidade de Sao Paulo SA                     2,839,000             87
Embratel Participacoes SA                           21,270,500            200
Embratel Participacoes SA - ADR                         57,834            525
Gerdau SA                                           30,950,000            286
Itausa - Investimentos Itau SA                       1,246,782          1,077
Marcopolo SA                                            86,800            112
Petroleo Brasileiro SA                                  89,870          2,193
Tele Celular Sul Participacoes SA                   82,013,296            163
Tele Centro Oeste Celular
   Participacoes SA - ADR                                4,500             38
Tele Centro Sul Participacoes SA                    29,353,200            267
Tele Nordeste Celular
   Participacoes SA - ADR                                4,700            133
Tele Norte Leste Participacoes SA                   42,681,753            749
Tele Norte Leste Participacoes SA - ADR                104,202          1,821
Telecomunicacoes Brasileiras SA - ADR                   17,300            886
Telemig Celular Participacoes SA                   115,141,000            220
Telemig Celular Participacoes SA - ADR                   1,900             72
Telemig Celular SA Class C                              35,333              1
Telesp Celular Participacoes SA                    171,649,186          1,191
Telesp Celular Participacoes SA - ADR                   28,800            484
Uniao de Bancos Brasileiros SA (Units)               6,489,000            325
Usinas Siderurgicas de Minas Gerais SA                 238,800            930
Votorantim Celulose e Papel SA - ADR                29,200,000            814
                                                                   ----------
                                                                       25,837
                                                                   ----------
RUSSIA - 0.3%
Lukoil Holding Oil Co. - ADR                            48,960            979
                                                                   ----------

THAILAND - 0.6%
Siam Commercial Bank Public Co.,
   Ltd. (a)                                          3,851,100          1,919
                                                                   ----------

TOTAL PREFERRED STOCKS
(cost $29,612)                                                         29,412
                                                                   ----------
                                                     PRINCIPAL       MARKET
                                                      AMOUNT         VALUE
                                                       (000)         (000)
                                                         $             $
                                                    ----------     ----------
LONG-TERM INVESTMENTS - 0.0%
TAIWAN - 0.0%
Far Eastern Textile, Ltd. (conv.)(a)
   Zero Coupon due 01/26/05                                 65             60
                                                                   ----------

TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                                 60
                                                                   ----------

SHORT-TERM INVESTMENTS - 5.4%
UNITED STATES - 5.4%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                    17,853         17,853
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,853)                                                         17,853
                                                                   ----------

TOTAL INVESTMENTS - 98.9%
(identified cost $370,394)                                            328,779

OTHER ASSETS AND LIABILITIES,
   NET - 1.1%                                                           3,614
                                                                   ----------

NET ASSETS - 100.0%                                                   332,393
                                                                   ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR - American Depositary Receipt
BR - Bearer
GDS - Global Depositary Share
GDR - Global Depositary Receipt
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933

Foreign Currency Abbreviations
BRL - Brazilian real
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
KRW - South Korean won
MXN - Mexican peso
TRL - Turkish lira
USD - United States dollar
ZAR - South African rand

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 83

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

                                                                     MARKET
                                                       % OF          VALUE
                                                       NET           (000)
INDUSTRY DIVERSIFICATION                              ASSETS           $
                                                    ----------     ----------
Auto & Transportation                                     1.7%          5,742
Consumer Discretionary                                    7.2          23,854
Consumer Staples                                          6.2          20,676
Energy                                                    9.1          30,100
Financial Services                                       20.8          69,347
Health Care                                               1.9           6,375
Materials & Processing                                   10.5          34,940
Miscellaneous                                             0.7           2,303
Producer Durables                                         2.2           7,197
Technology                                               11.9          39,641
Utilities                                                21.3          70,691
Short-Term Investments                                    5.4          17,853
Long-Term Investments                                     0.0              60
                                                    ----------     ----------
Total Investments                                        98.9         328,779
Other Assets and Liabilites, net                          1.1           3,614
                                                    ----------     ----------
NET ASSETS                                              100.0%        332,393
                                                    ==========     ==========
                                                                     MARKET
                                                       % OF          VALUE
                                                       NET           (000)
GEOGRAPHIC DIVERSIFICATION                            ASSETS           $
                                                    ----------     ----------
Europe                                                    7.1%         23,858
Latin America                                            28.2          93,779
Pacific Basin                                            36.1         119,821
Middle East                                              10.8          35,780
Africa                                                    8.5          28,368
Other                                                     2.8           9,393
Short-Term Investments                                    5.4          17,853
Long-Term Investments                                     0.0              60
                                                    ----------     ----------

Total Investments                                        98.9         328,779
Other Assets and Liabilities, net                         1.1           3,614
                                                    ----------     ----------

NET ASSETS                                              100.0%        332,393
                                                    ==========     ==========

See accompanying notes which are an integral part of the financial statements.

84 Emerging Markets Fund

EMERGING MARKETS FUND

                                                   April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                 UNREALIZED
  CONTRACTS TO          IN EXCHANGE                             APPRECIATION
     DELIVER                FOR               SETTLEMENT       (DEPRECIATION)
      (000)                (000)                 DATE               (000)
-----------------    ------------------    ----------------    --------------
USD           240    GBP            168        05/01/01        $           --
USD             3    HKD             27        05/02/01                    --
USD            49    HKD            385        05/03/01                    --
USD            90    ZAR            724        05/02/01                    --
USD            68    ZAR            546        05/02/01                    --
USD            80    ZAR            642        05/02/01                    --
USD             2    ZAR             16        05/02/01                    --
USD             4    ZAR             34        05/02/01                    --
USD             1    ZAR             10        05/02/01                    --
BRL            37    USD             16        05/08/01                    (1)
EUR           482    USD            434        05/02/01                     6
EUR           453    USD            402        05/03/01                     1
EUR           150    USD            133        05/02/01                    --
HKD         2,400    USD            308        05/02/01                    --
HKD           376    USD             48        05/03/01                    --
KRW        10,972    USD              8        05/01/01                    --
MXN         1,089    USD            116        05/02/01                    (2)
MXN           121    USD             13        05/02/01                    --
MXN           921    USD             99        05/02/01                    --
TRL   173,017,152    USD            346        05/01/01                   173
ZAR        10,807    USD          1,347        05/02/01                     1
                                                               --------------
                                                               $          178
                                                               ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 85

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $370,394).....................  $328,779
Foreign currency holdings (identified cost $2,789)...................     2,759
Unrealized appreciation on foreign currency exchange spot
   contracts.........................................................       181
Receivables:
   Dividends and interest............................................     1,213
   Investments sold..................................................     3,875
   Fund shares sold..................................................       490
                                                                       --------
      Total assets...................................................   337,297


LIABILITIES
Payables:
   Due to Custodian......................................... $    146
   Investments purchased....................................    3,571
   Fund shares redeemed.....................................      450
   Accrued fees to affiliates...............................      589
   Other accrued expenses...................................      145
Unrealized depreciation on foreign currency exchange
   spot contracts...........................................        3
                                                             --------
      Total liabilities..............................................     4,904
                                                                       --------
NET ASSETS...........................................................  $332,393
                                                                       ========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.........  $   (106)
Accumulated net realized gain (loss).................................   (93,951)
Unrealized appreciation (depreciation) on:
   Investments.......................................................   (41,615)
   Foreign currency-related transactions.............................        99
Shares of beneficial interest........................................       390
Additional paid-in capital...........................................   467,576
                                                                       --------
NET ASSETS...........................................................  $332,393
                                                                       ========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($2,449,647 divided by 292,166 shares of $.01 par value
      shares of beneficial interest outstanding).....................  $   8.38
                                                                       ========
   Class E ($7,223,223 divided by 849,322 shares of $.01 par value
      shares of beneficial interest outstanding).....................  $   8.50
                                                                       ========
   Class S ($322,720,491 divided by 37,863,232 shares of $.01 par
      value shares of beneficial interest outstanding)...............  $   8.52
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

86 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends...................................................................................   $    4,455
   Dividends from Money Market Fund............................................................          482
   Less foreign taxes withheld.................................................................         (389)
                                                                                                  ----------
      Total investment income..................................................................        4,548

EXPENSES
   Advisory fees.....................................................................  $  1,954
   Administrative fees...............................................................        95
   Custodian fees....................................................................       522
   Distribution fees - Class C.......................................................         9
   Transfer agent fees...............................................................       724
   Professional fees.................................................................        41
   Registration fees.................................................................        31
   Shareholder servicing fees - Class C..............................................         3
   Shareholder servicing fees - Class E..............................................         8
   Trustees' fees....................................................................         8
   Miscellaneous.....................................................................        50
                                                                                       --------
   Expenses before reductions........................................................     3,445
   Expense reductions................................................................        (9)
                                                                                       --------
      Expenses, net............................................................................        3,436
                                                                                                  ----------
Net investment income..........................................................................        1,112
                                                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments.......................................................................   (25,789)
   Foreign currency-related transactions.............................................    (1,007)     (26,796)
                                                                                       --------
Net change in unrealized appreciation (depreciation) on:
   Investments.......................................................................    (3,590)
   Foreign currency-related transactions.............................................       163       (3,427)
                                                                                       --------   ----------
Net realized and unrealized gain (loss)........................................................      (30,223)
                                                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..........................................   $  (29,111)
                                                                                                  ==========

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 87

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001    TEN MONTHS ENDED      YEAR ENDED
                                                                       (UNAUDITED)      OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                     ----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...........................................  $          1,112   $             91   $             879
   Net realized gain (loss)........................................           (26,796)             6,888              (4,225)
   Net change in unrealized appreciation (depreciation)............            (3,427)          (130,418)            153,335
                                                                     ----------------   ----------------   -----------------
      Net increase (decrease) in net assets from operations........           (29,111)          (123,439)            149,989
                                                                     ----------------   ----------------   -----------------
DISTRIBUTIONS
   From net investment income
      Class C......................................................                --                 (3)                 --
      Class E......................................................                --                (22)                (16)
      Class S......................................................                --             (2,029)             (3,161)
                                                                     ----------------   ----------------   -----------------
         Net decrease in net assets from distributions.............                --             (2,054)             (3,177)
                                                                     ----------------   ----------------   -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...            (6,313)            54,571              (2,461)
                                                                     ----------------   ----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS........................           (35,424)           (70,922)            144,351

NET ASSETS
   Beginning of period.............................................           367,817            438,739             294,388
                                                                     ----------------   ----------------   -----------------
   End of period (including accumulated distributions
      in excess of net investment income of $106, $1,218
      and $2,814, respectively)....................................  $        332,393   $        367,817   $         438,739
                                                                     ================   ================   =================

See accompanying notes which are an integral part of the financial statements.

88 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                            2001*     2000**      1999***
                                                                                         ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................   $  9.15    $  12.47   $      8.07
                                                                                         -------    --------   -----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)....................................................      (.01)       (.10)         (.12)
   Net realized and unrealized gain (loss)............................................      (.76)      (3.20)         4.57
                                                                                         -------    --------    ----------
      Total income from operations....................................................      (.77)      (3.30)         4.45
                                                                                         -------    --------    ----------
DISTRIBUTIONS
   From net investment income.........................................................        --        (.02)         (.05)
                                                                                         -------    --------    ----------
      Total distributions.............................................................        --        (.02)         (.05)
                                                                                         -------    --------    ----------
NET ASSET VALUE, END OF PERIOD........................................................   $  8.38    $   9.15    $    12.47
                                                                                         =======    ========    ==========
TOTAL RETURN (%)(b)...................................................................     (8.42)     (26.51)        55.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     2,450       2,228         1,631

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................      3.01        2.91          2.91
      Operating expenses, gross.......................................................      3.01        2.92          2.91
      Net investment income (loss)....................................................      (.26)      (1.02)        (1.23)

   Portfolio turnover rate (%)........................................................     41.49       73.11         94.85

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Emerging Markets Fund 89

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ------------------------
                                                                  2001*       2000**       1999        1998***
                                                               ---------    ---------    --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.........................  $   9.24     $   12.51    $   8.48      $   7.37
                                                               --------     ---------    --------      --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)...........................       .02          (.03)       (.04)         (.02)
   Net realized and unrealized gain (loss)...................      (.76)        (3.20)       4.14          1.13
                                                               --------     ---------    --------      --------
      Total income from operations...........................      (.74)        (3.23)       4.10          1.11
                                                               --------     ---------    --------      --------
DISTRIBUTIONS
   From net investment income................................        --          (.04)       (.07)           --
                                                               --------     ---------     -------      --------
      Total distributions....................................        --          (.04)       (.07)           --
                                                               --------     ---------     -------      --------
NET ASSET VALUE, END OF PERIOD...............................  $   8.50     $    9.24     $ 12.51      $   8.48
                                                               ========     =========     =======      ========
TOTAL RETURN (%)(b)..........................................     (8.01)       (25.90)      48.71         15.06

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..................     7,223         6,388       6,314           39

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net................................      2.25          2.16        2.17           --
      Operating expenses, gross..............................      2.25          2.17        2.17           --
      Net investment income (loss)...........................       .50          (.30)       (.40)          --

   Portfolio turnover rate (%)...............................     41.49         73.11       94.85        59.35

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

90  Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                                     ----------------------------------------------------
                                                 2001*     2000**      1999       1998       1997       1996       1995
                                               --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $   9.25   $  12.52   $   8.48   $  11.79   $  12.35   $  11.16   $  12.25
                                               --------   --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)***..............       .03         --        .03        .12        .14        .10        .11
   Net realized and unrealized gain (loss)...      (.76)     (3.21)      4.10      (3.35)      (.56)      1.26      (1.12)
                                               --------   --------   --------   --------   --------   --------   --------
      Total income from operations...........      (.73)     (3.21)      4.13      (3.23)      (.42)      1.36      (1.01)
                                               --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income................        --       (.06)      (.09)      (.08)      (.14)      (.17)      (.05)
   From net realized gain....................        --         --         --         --         --         --       (.03)
                                               --------   --------   --------   --------   --------   --------   --------
      Total distributions....................        --       (.06)      (.09)      (.08)      (.14)      (.17)      (.08)
                                               --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD...............  $   8.52   $   9.25   $  12.52   $   8.48      11.79   $  12.35   $  11.16
                                               ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)(c).......................     (7.89)    (25.79)     49.03     (27.57)     (3.45)     12.26      (8.21)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   322,720    359,201    430,794    294,349    333,052    271,490    172,673

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net................      2.01       1.91       1.91       1.75       1.64       1.71       1.75
      Operating expenses, gross..............      2.01       1.92       1.91       1.75       1.64       1.72       1.80
      Net investment income (loss)...........       .66       (.02)       .26       1.20        .87        .77        .88

   Portfolio turnover rate (%)...............     41.49      73.11      94.85      59.35      50.60      34.62      71.16

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(d) The ratios for periods less than one year are annualized.

                                                        Emerging Markets Fund 91

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                        NUMBER          VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                     -----------     -----------
COMMON STOCKS (B) - 95.5%
APARTMENT - 25.1%
Apartment Investment & Management
   Co. Class A                                           546,115          24,346
Archstone Communities Trust                              547,924          14,125
Avalonbay Communities, Inc.                              643,030          29,194
Brookfield Properties Corp.                            1,141,600          19,419
Camden Property Trust                                    189,029           6,295
Equity Residential Properties Trust                      538,788          28,281
Essex Property Trust, Inc.                               278,000          13,066
Post Properties, Inc.                                    186,046           6,858
Smith (Charles E.) Residential
   Realty, Inc.                                          403,550          18,159
Summit Properties, Inc.                                  138,100           3,325
Sun Communities, Inc.                                    105,800           3,550
                                                                     -----------
                                                                         166,618
                                                                     -----------

HEALTH CARE - 3.4%
Health Care Property Investors, Inc.                     337,600          12,187
Manor Care, Inc. (a)                                     118,400           2,747
Nationwide Health Properties, Inc.                       427,100           7,538
                                                                     -----------
                                                                          22,472
                                                                     -----------


HOTELS/LEISURE - 6.0%
FelCor Lodging Trust, Inc.                                29,200             642
Hospitality Properties Trust                             192,000           5,059
Host Marriott Corp.                                      557,000           7,180
MeriStar Hospitality Corp.                               134,500           2,703
Starwood Hotels & Resorts
   Worldwide, Inc.                                       665,800          24,029
                                                                     -----------
                                                                          39,613
                                                                     -----------

LEASING - 0.3%
Franchise Finance Corp. of America                        85,000           2,138
                                                                     -----------

OFFICE/INDUSTRIAL - 40.8%
AMB Property Corp.                                       633,600          15,777
Arden Realty Group, Inc.                                 877,250          21,993
Boston Properties, Inc.                                  939,650          37,126
Cabot Industrial Trust                                   416,500           8,109
CarrAmerica Realty Corp.                                 167,200           4,807
Crescent Operating, Inc. (a)                              26,300              24
Crescent Real Estate Equities, Co.                       131,800           3,136
Duke-Weeks Realty Corp.                                  224,019           5,161
Equity Office Properties Trust                         1,675,187          47,827
First Industrial Realty Trust, Inc.                       77,200           2,374
FrontLine Capital Group (a)                              301,700           2,715
Highwoods Properties, Inc.                                27,900             717
Kilroy Realty Corp.                                      331,300           8,796
Liberty Property Trust                                   534,078          15,408
Mack-Cali Realty Corp.                                   588,800          15,768
Pacific Gulf Properties, Inc.                            128,800             726
Pactiv Corp. (a)                                          43,400             607
Prentiss Properties Trust                                557,000          14,120
ProLogis Trust                                           834,918          17,199
Reckson Associates Realty Corp.                          481,617          11,323
SL Green Realty Corp.                                    490,500          14,033
Spieker Properties, Inc.                                 420,700          23,222
                                                                     -----------
                                                                         270,968
                                                                     -----------

OUTLET CENTERS - 0.6%
Chelsea Property Group, Inc.                              83,800           3,666
                                                                     -----------

REGIONAL MALLS - 8.4%
CBL & Associates Properties, Inc.                         81,300           2,240
General Growth Properties, Inc.                          700,200          25,285
Macerich Co. (The)                                        84,500           1,901
Rouse Co. (The)                                          298,800           7,960
Simon Property Group, Inc.                               648,200          17,158
Taubman Centers, Inc.                                    123,100           1,526
                                                                     -----------
                                                                          56,070
                                                                     -----------

SELF STORAGE - 3.6%
Public Storage, Inc.                                     632,856          17,233
Shurgard Storage Centers, Inc.
   Class A                                               247,800           6,730
                                                                     -----------
                                                                          23,963
                                                                     -----------

SHOPPING CENTER - 7.3%
Developers Diversified Realty Corp.                       10,200             154
Federal Realty Investment Trust                          174,700           3,407
Kimco Realty Corp.                                       233,700          10,283
Pan Pacific Retail Properties, Inc.                      284,600           6,409
Philips International Realty Corp.                        92,700             390
Regency Centers Corp.                                     97,800           2,440
Vornado Realty Trust                                     699,700          25,693
                                                                     -----------
                                                                          48,776
                                                                     -----------

TOTAL COMMON STOCKS
(cost $532,485)                                                          634,284
                                                                     -----------

92 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                          $              $
                                                     -----------    -----------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                      36,815         36,815
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,815)                                                           36,815
                                                                    -----------

TOTAL INVESTMENTS - 101.1%
(identified cost $569,300)                                              671,099

OTHER ASSETS AND LIABILITIES,
NET - (1.1%)                                                             (7,199)
                                                                    -----------

NET ASSETS - 100.0%                                                     663,900
                                                                    ===========

(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
       Brookfield Properties Corp.
       Crescent Operating, Inc.
       Host Marriott Corp.
       Manor Care, Inc.
       Pactiv Corp.
       Rouse Co. (The)
       Starwood Hotels & Resorts Worldwide, Inc.
(c) At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 93

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $569,300)......................................  $   671,099
Cash..................................................................................        2,254
Receivables:
   Dividends..........................................................................          631
   Investments sold...................................................................        1,887
   Fund shares sold...................................................................          798
Prepaid expenses......................................................................            2
                                                                                        -----------
      Total assets....................................................................      676,671

LIABILITIES
Payables:
   Investments purchased..................................................  $   11,236
   Fund shares redeemed...................................................         761
   Accrued fees to affiliates.............................................         737
   Other accrued expenses.................................................          37
                                                                            ----------
      Total liabilities...............................................................       12,771
                                                                                        -----------
NET ASSETS............................................................................  $   663,900
                                                                                        ===========
NET ASSETS CONSIST OF:
Undistributed net investment income...................................................  $     1,031
Accumulated net realized gain (loss)..................................................      (24,214)
Unrealized appreciation (depreciation) on investments.................................      101,799
Shares of beneficial interest.........................................................          239
Additional paid-in capital............................................................      585,045
                                                                                        -----------
NET ASSETS............................................................................  $   663,900
                                                                                        ===========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($4,420,106 divided by 161,152 shares of $01 par value
      shares of beneficial interest outstanding)......................................  $     27.43
                                                                                        ===========
   Class E ($10,232,241 divided by 370,946 shares of $01 par value
      shares of beneficial interest outstanding)......................................  $     27.58
                                                                                        ===========
   Class S ($649,247,206 divided by 23,393,153 shares of $01 par value
      shares of beneficial interest outstanding)......................................  $     27.75
                                                                                        ===========

See accompanying notes which are an integral part of the financial statements.

94 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends...............................................................................  $  20,669
   Dividends from Money Market Fund........................................................        773
                                                                                             ---------
      Total investment income..............................................................     21,442

EXPENSES
   Advisory fees..........................................................  $   2,683
   Administrative fees....................................................        181
   Custodian fees.........................................................        133
   Distribution fees - Class C............................................         15
   Transfer agent fees....................................................        777
   Professional fees......................................................         28
   Registration fees......................................................         26
   Shareholder servicing fees - Class C...................................          5
   Shareholder servicing fees - Class E...................................         12
   Trustees' fees.........................................................          8
   Miscellaneous..........................................................         38
                                                                            ---------
   Expenses before reductions.............................................      3,906
   Expense reductions.....................................................         (3)
                                                                            ---------
      Expenses, net.........................................................................     3,903
                                                                                             ---------
Net investment income.......................................................................    17,539
                                                                                             ---------
NET REALIZED AND UNREALEZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments............................................................      8,686
   Foreign currency-related transactions..................................          2            8,688
                                                                            ---------
Net change in unrealized appreciation (depreciation) on investments........................     29,333
                                                                                             ---------
Net realized and unrealized gain (loss)....................................................     38,021
                                                                                             ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......................................  $  55,560
                                                                                             =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 95

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 2001        TEN MONTHS ENDED        YEAR ENDED
                                                                      (UNAUDITED)          OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                    ----------------      -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.........................................   $         17,539      $          27,581     $          33,298
   Net realized gain (loss)......................................              8,688                 (9,932)              (22,242)
   Net change in unrealized appreciation (depreciation)..........             29,333                 94,886               (10,653)
                                                                    ----------------      -----------------     -----------------
      Net increase (decrease) in net assets from operations......             55,560                112,535                   403
                                                                    ----------------      -----------------     -----------------
DISTRIBUTIONS
   From net investment income
      Class C....................................................                (78)                   (78)                  (67)
      Class E....................................................               (214)                  (266)                 (358)
      Class S....................................................            (15,646)               (21,539)              (42,467)
                                                                    ----------------      -----------------     -----------------
         Net decrease in net assets from distributions...........            (15,938)               (21,883)              (42,892)
                                                                    ----------------      -----------------     -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
      transactions...............................................            (57,738)                (6,841)               63,525
                                                                    ----------------      -----------------     -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................            (18,116)                83,811                21,036

NET ASSETS
   Beginning of period...........................................            682,016                598,205               577,169
                                                                    ----------------      -----------------     -----------------
   End of period (including undistributed net investment
      income of $1,031 and accumulated distributions in
      excess of net investment income of $570 and $6,282,
      respectively)..............................................   $        663,900      $         682,016     $         598,205
                                                                    ================      =================     =================

See accompanying notes which are an integral part of the financial statements.

96 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           2001*       2000**        1999***
                                                                         --------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................................    $  25.93     $   22.69     $   24.13
                                                                         --------     ---------     ---------
INCOME FROM OPERATIONS
   Net investment income (a).........................................         .56           .84          1.08
   Net realized and unrealized gain (loss)...........................        1.46          3.11         (1.06)
                                                                         --------     ---------     ---------
      Total income from operations...................................        2.02          3.95           .02
                                                                         --------     ---------     ---------
DISTRIBUTIONS
   From net investment income........................................        (.52)         (.71)        (1.46)
                                                                         --------     ---------     ---------
NET ASSET VALUE, END OF PERIOD.......................................    $  27.43     $   25.93     $   22.69
                                                                         ========     =========     =========
TOTAL RETURN (%)(b)..................................................        7.87         17.54           .19

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........................       4,420         3,393         1,771

   Ratios to average net assets (%)(c):
      Operating expenses.............................................        2.15          2.16          2.14
      Net investment income..........................................        4.18          4.06          5.12

   Portfolio turnover rate (%).......................................       16.49         53.30         42.69

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 97

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                           2001*       2000**        1999         1998         1997        1996***
                                                         ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $   26.07    $   22.76    $   24.27    $   31.02    $   29.18    $   26.67
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM OPERATIONS
   Net investment income (a).........................          .66          .98         1.28         1.26         1.14          .24
   Net realized and unrealized gain (loss)...........         1.47         3.14        (1.24)       (6.12)        3.95         3.85
                                                         ---------    ---------    ---------    ---------    ---------     --------
      Total income from operations...................         2.13         4.12          .04        (4.86)        5.09         4.09
                                                         ---------    ---------    ---------    ---------    ---------     --------
DISTRIBUTIONS
   From net investment income........................         (.62)        (.81)       (1.55)       (1.43)       (1.04)        (.32)
   From net realized gain............................           --           --           --         (.46)       (2.21)       (1.26)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
      Total distributions............................         (.62)        (.81)       (1.55)       (1.89)       (3.25)       (1.58)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD.......................    $   27.58    $   26.07    $   22.76    $   24.27    $   31.02    $   29.18
                                                         =========    =========    =========    =========    =========    =========
TOTAL RETURN (%)(b)..................................         8.25        18.24          .30       (16.25)       18.20        15.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........       10,232        9,094        7,134          843          388          101

   Ratios to average net assets (%)(c):
      Operating expenses.............................         1.40         1.41         1.39         1.47         1.71         1.77
      Net investment income..........................         4.96         4.78         5.42         4.90         3.94         5.31

   Portfolio turnover rate (%).......................        16.49        53.30        42.69        42.58        49.40        51.75

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

98 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                          ------------------------------------------------------
                                                    2001*      2000**       1999       1998       1997        1996         1995
                                                   -------    -------     -------    -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...........    $ 26.22    $ 22.86     $ 24.44    $ 30.86     $ 29.19     $ 23.51     $ 22.53
                                                   -------    -------     -------    -------     -------     -------     -------

INCOME FROM OPERATIONS
   Net investment income (a)...................        .71       1.04        1.30       1.34        1.36        1.39        1.32
   Net realized and unrealized gain (loss).....       1.47       3.15       (1.20)     (6.13)       3.93        6.89        1.03
                                                   -------    -------     -------    -------     -------     -------     -------

      Total income from operations.............       2.18       4.19         .10      (4.79)       5.29        8.28        2.35
                                                   -------    -------     -------    -------     -------     -------     -------

DISTRIBUTIONS
   From net investment income..................       (.65)      (.83)      (1.68)     (1.17)      (1.41)      (1.34)      (1.35)
   From net realized gain......................         --         --          --       (.46)      (2.21)      (1.26)       (.02)
                                                   -------    -------     -------    -------     -------     -------     -------
      Total distributions......................       (.65)      (.83)      (1.68)     (1.63)      (3.62)      (2.60)      (1.37)
                                                   -------    -------     -------    -------     -------     -------     -------

NET ASSET VALUE, END OF PERIOD.................    $ 27.75    $ 26.22     $ 22.86    $ 24.44     $ 30.86     $ 29.19     $ 23.51
                                                   =======    =======     =======    =======     =======     =======     =======

TOTAL RETURN (%)(b)............................       8.37      18.53         .55     (15.94)      18.99       36.81       10.87

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....    649,247    669,529     589,300    576,326     615,483     445,619     290,990

   Ratios to average net assets (%)(c):
      Operating expenses.......................       1.15       1.16        1.14       1.05        1.02        1.04        1.04
      Net investment income....................       5.22       5.00        5.41       4.93        4.57        5.64        6.10

   Portfolio turnover rate (%).................      16.49      53.30       42.69      42.58       49.40       51.75       23.49

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 99

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                PRINCIPAL               MARKET
                                                 AMOUNT                  VALUE
                                                  (000)                  (000)
                                                    $                      $
                                               -----------             --------
LONG-TERM INVESTMENTS - 101.5%
ASSET-BACKED SECURITIES - 24.1%
American Express Credit Account
   Master Trust
   Series 1997-1 Class A
      6.400% due 04/15/05                            4,000                4,082
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
      5.750% due 10/15/06                            2,500                2,527
Banc One Automobile Grantor Trust
   Series 1997-A Class A
      6.270% due 11/20/03                              546                  548
Boston Edison Co.
   Series 1999-1 Class A2
      6.450% due 09/15/05                            8,000                8,161
California Infrastructure SCE-1
   Series 1997-1 Class A4
      6.220% due 03/25/04                            2,600                2,615
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
      6.190% due 09/25/05                            2,850                2,900
Captec Franchise Trust
   Series 1999-1 Class A1
      6.504% due 05/25/05                            1,030                1,046
Chase Manhattan Automobile
   Owner Trust
   Series 1998-B Class A4
      5.800% due 02/17/03                            1,313                1,320
   Series 2000-A Class A3
      6.210% due 12/15/04                            4,925                5,030
Chase Manhattan Credit Card
   Master Trust
   Series 1996-3 Class A
      7.040% due 02/15/05                            3,500                3,503
Chevy Chase Automobile
   Receivables Trust
   Series 1997-1 Class A
      6.500% due 10/15/03                              203                  204
   Series 1997-2 Class A
      6.350% due 01/15/04                               73                   73
   Series 1997-3 Class A
      6.200% due 03/20/04                              177                  179
   Series 2000-1 Class A4
      7.470% due 07/15/05                            1,370                1,436
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
      7.150% due 05/15/15                              935                  957
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
      8.070% due 12/01/30                            1,150                1,202
Copelco Capital Funding Corp.
   Series 1999-A Class A3
      5.665% due 03/15/02                              350                  351
   Series 1999-A Class A5
      5.950% due 06/15/04                            1,250                1,266
DaimlerChrysler Automobile Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                            3,300                3,378
Dealer Automobile Receivables Trust
   Series 2000-1 Class A3
      7.070% due 05/17/04                            3,000                3,086
Discover Card Master Trust I
   Series 1998-7 Class A
      5.600% due 05/16/06                            1,500                1,510
   Series 1999-1 Class B
      5.550% due 08/15/04                              650                  654
First Security Automobile Owner Trust
   Series 1999-1 Class A3
      5.580% due 06/15/03                              421                  422
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13                            2,376                2,419
FMAC Loan Receivables Trust
   Series 1998-CA Class A1
      5.990% due 11/15/04                              513                  507
Ford Credit Automobile Owner Trust
   Series 2000-E Class A5
      6.770% due 10/15/04                            2,000                2,073
Green Tree Financial Corp.
   Series 1995-9 Class A5
      6.800% due 12/15/25                            1,085                1,102
   Series 1997-3 Class A5
      7.140% due 07/15/28                              999                1,025
   Series 1998-1 Class A3
      5.950% due 11/01/29                              577                  578
Honda Automobile Lease Trust
   Series 1999-A Class A3
      6.100% due 01/15/02                              187                  187
   Series 1999-A Class A4
      6.450% due 09/16/02                            1,000                1,006
Honda Automobile Receivables
   Owner Trust
   Series 2000-1 Class A3
      6.620% due 07/15/04                            1,500                1,537

100 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                  PRINCIPAL               MARKET
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
                                                     $                      $
                                                -----------             --------
J.C. Penney Master Credit Card Trust
   Series E Class A
      5.500% due 06/15/07 (a)                         3,000                3,008
MBNA Master Credit Card Trust
   Series F Class A
      6.600% due 11/15/04                             2,000                2,042
Mellon Automobile Grantor Trust
   Series 2000-1 Class A
      7.180% due 10/15/06                             1,125                1,158
   Series 2000-2 Class A
      6.390% due 07/15/07                             2,252                2,307
Navistar Financial Corp. Owner Trust
   Series 1999-A Class A3
      5.950% due 04/15/03                             1,379                1,387
Newcourt Equipment Trust Securities
   Series 1998-1 Class A3
      5.240% due 12/20/02                               270                  271
   Series 1998-2 Class A3
      5.450% due 10/15/02                               144                  144
Nissan Automobile Lease Trust
   Series 2000-A Class A3
      7.800% due 05/20/03                             1,125                1,159
Nissan Automobile Receivables
   Owner Trust
   Series 2000-C Class A3
      6.720% due 08/16/04                             1,975                2,022
   Series 2001-B Class A4
      5.350% due 10/15/06                               925                  924
Olympic Automobile Receivables Trust
   Series 1996-D Class CTFS
      6.125% due 04/15/02                               999                1,000
Onyx Acceptance Automobile Trust
   Series 2000-D Class A4
      6.850% due 08/15/07                             3,500                3,628
PBG Equipment Trust
   Series 1A Class A
      6.270% due 01/20/12                               633                  639
Peoplefirst.com Automobile
   Receivables Owner Trust
   Series 2000-1 Class A4
      7.405% due 12/15/06                             8,500                8,898
Premier Automobile Trust
   Series 1999-1 Class A3
      5.690% due 11/08/02                             1,807                1,812
   Series 1999-3 Class A4
      6.430% due 03/08/04                             1,600                1,637
Ryder Vehicle Lease Trust
   Series 1998-A Class A
      6.100% due 09/15/08                               334                  338
    Series 1999-A Class A3
      6.680% due 04/15/04                             1,100                1,110
The Money Store Home Equity Trust
   Series 1995-B Class A6
      7.500% due 01/15/26                             1,000                1,031
The Money Store Small Business
   Administration Loan Trust
   Series 1996-2 Class A
      7.200% due 04/15/24 (a)                           550                  556
   Series 1997-1 Class A
      7.148% due 01/15/25 (a)                           796                  791
   Series 1997-1 Class B
      7.622% due 01/15/25 (a)                           530                  528
Toyota Automobile Receivables
   Owners Trust
   Series 2000-A Class A3
      7.180% due 08/15/04                               825                  850
USAA Automobile Loan Grantor Trust
   Series 1999-1 Class A
      6.100% due 02/15/06                             1,012                1,028
Wilshire Funding Corp.
   Series 1998-WFC2 Class A3
      7.000% due 12/28/37                               585                  589
                                                                        --------
                                                                          95,741
                                                                        --------

CORPORATE BONDS AND NOTES - 35.1%
Associates Corp. of North America
      5.750% due 11/01/03                             5,525                5,591
   Series G
      8.440% due 10/27/04                             3,000                3,269
AT&T Capital Corp.
      6.250% due 05/15/01                             1,550                1,551
AT&T Corp.
      5.625% due 03/15/04                               600                  591
      6.750% due 04/01/04                             3,500                3,583
Avon Energy Partners Holdings
      6.730% due 12/11/02                               310                  311
Bank One Corp.
      6.400% due 08/01/02                             2,725                2,771
      5.625% due 02/17/04                             2,500                2,483
Bear Stearns Companies, Inc. (The)
      6.125% due 02/01/03                             1,000                1,010
British Telecommunications PLC
      6.079% due 12/15/03 (a)                           200                  200

                                                        Short Term Bond Fund 101

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)


                                               PRINCIPAL                 MARKET
                                                AMOUNT                    VALUE
                                                 (000)                    (000)
                                                   $                        $
                                              -----------               --------
Business Loan Center, Inc.
   Series 1998-1A
      6.750% due 04/02/05 (a)                         902                    901
CIT Group, Inc.
      7.375% due 03/15/03                           3,200                  3,303
      5.625% due 10/15/03                           3,800                  3,801
Citigroup, Inc.
      5.700% due 02/06/04                           4,000                  4,056
Compaq Computer Corp.
      7.450% due 08/01/02                           1,100                  1,109
Conoco, Inc.
      5.900% due 04/15/04                           2,500                  2,507
Conseco, Inc.
      6.400% due 06/15/01 (a)                       1,850                  1,843
Cox Communications, Inc.
      7.000% due 08/15/01                           2,000                  2,008
CSX Corp.
   Series C
      5.850% due 12/01/03                           1,000                  1,001
DaimlerChrysler North America
   Holding Corp.
      5.640% due 08/23/02 (a)                       2,250                  2,252
      5.790% due 12/16/02 (a)                         300                    300
      7.750% due 05/27/03                           1,400                  1,453
      6.900% due 09/01/04                             600                    611
Duke Energy Corp.
      7.125% due 09/03/02                           1,750                  1,799
El Paso Energy Corp.
   Series B
      6.625% due 07/15/01                           1,050                  1,055
EOP Operating, LP
      6.375% due 01/15/02                           2,000                  2,011
      7.375% due 11/15/03                             625                    648
First Union Corp.
      8.000% due 11/15/02                           2,500                  2,607
Firstar Corp.
      6.500% due 07/15/02                           2,145                  2,184
Ford Motor Credit Co.
      5.750% due 02/23/04                           6,000                  5,998
      6.700% due 07/16/04                           2,870                  2,937
General Electric Capital Corp.
   Series A
      5.375% due 01/15/03                           3,500                  3,530
      5.880% due 05/19/03                           5,000                  5,096
General Motors Acceptance Corp.
      7.500% due 06/06/02                           1,000                  1,025
      8.500% due 01/01/03                           1,500                  1,574
      5.800% due 03/12/03                           5,550                  5,579
      5.750% due 11/10/03                             750                    751
Household Finance Corp.
      6.125% due 07/15/02                           1,000                  1,012
      7.000% due 08/01/03                           7,000                  7,229
HRPT Properties Trust
      6.875% due 08/26/02                             500                    503
IMC Global, Inc.
      6.625% due 10/15/01                           1,550                  1,530
International Lease Finance Corp.
      5.625% due 05/01/02                           1,000                  1,009
   Series J
      5.500% due 09/29/03                           2,000                  2,014
John Deere Capital Corp.
   Series D
      5.520% due 04/30/04                           2,500                  2,471
Kern River Funding Corp.
   Series B
      6.720% due 09/30/01                           1,125                  1,129
MCI WorldCom, Inc.
      6.125% due 08/15/01                           1,000                  1,001
Metropolitan Life Insurance Co.
      6.300% due 11/01/03                             730                    738
National Westminster Bank
      9.450% due 05/01/01                           1,500                  1,500
      9.375% due 11/15/03                           7,500                  8,233
NationsBank Corp.
      8.125% due 06/15/02                           2,750                  2,846
Nisource Finance Corp.
      5.750% due 04/15/03                           1,000                    997
Osprey Trust/Osprey I
      7.797% due 01/15/03                             200                    204
Paine Webber Group, Inc.
      8.250% due 05/01/02                           2,500                  2,583
Panamsat Corp.
      6.000% due 01/15/03                           1,100                  1,093
Popular North America, Inc.
   Series D
      6.875% due 06/15/01                           1,100                  1,102
Sears Roebuck Acceptance Corp.
   Series 4
      6.720% due 09/17/03                           2,550                  2,580
Southern California Edison Co.
      7.200% due 11/03/03                           4,000                  2,860
Starwood Hotels & Resorts
      6.750% due 11/15/03                           1,500                  1,503
SuperValu, Inc.
      7.800% due 11/15/02                           2,000                  2,001
Swiss Bank Corp. New York
      7.250% due 09/01/06                           1,000                  1,059

102 Short Term Bond Fund

SHORT TERM BOND FUND

                                                  April 30, 2001 (Unaudited)

                                                PRINCIPAL            MARKET
                                                 AMOUNT               VALUE
                                                  (000)               (000)
                                                    $                   $
                                                ----------          --------
Textron, Inc.
      6.750% due 09/15/02                            4,000             4,074
UpJohn Co. - Employee Stock
   Ownership Trust
   Series A
      9.790% due 02/01/04                              563               601
US West Capital Funding, Inc.
      6.875% due 08/15/01                            1,230             1,235
Viacom, Inc.
      6.875% due 09/01/03                              400               413
Waste Management, Inc.
      7.100% due 08/01/26                            1,175             1,193
WorldCom, Inc.
      7.875% due 05/15/03                            1,500             1,544
                                                                    --------
                                                                     139,556
                                                                    --------

EURODOLLAR BONDS - 1.3%
American Express Travel
      5.681% due 10/24/01 (a)                        1,500             1,500
British Telecommunications PLC
      7.625% due 12/15/05                            1,100             1,140
Deutsche Telekom International
   Finance BV
      7.750% due 06/15/05                            1,050             1,088
International Bank for Reconstruction
   & Development
      6.015% due 06/21/04                              375               383
Ontario, Province of
      7.375% due 01/27/03                            1,000             1,041
                                                                    --------
                                                                       5,152
                                                                    --------

MORTGAGE-BACKED SECURITIES - 28.3%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
      7.420% due 04/14/29                            2,000             2,105
Bank One Mortgage-backed Pass-thru
   Series 2000-2 Class 4A
      6.612% due 03/15/30                              920               923
Bayview Financial Acquisition Trust
   Series 1998-1 Class A1A
      7.010% due 05/25/29                              735               747
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class A1
      7.500% due 12/25/30 (a)                        4,064             4,106
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
      6.450% due 12/19/04                            1,384             1,415
   Series 1999-2 Class A1
      7.032% due 10/15/08                              338               353
Delta Funding Home Equity Loan Trust
   Series 1998-1 Class A2A
      4.716% due 05/25/30 (a)                           65                65
DLJ Mortgage Acceptance Corp.
   Series 1995-CF2 Class A1
      6.650% due 12/17/27                                43                43
   Series 1996-CF2 Class A1A
      6.860% due 11/12/21                               401              412
Federal Home Loan Mortgage Corp.
   Participation Certificate
      9.000% due 2005                                    64               66
      6.250% due 2007                                    18               18
      5.500% due 2008                                 1,008              991
      6.500% due 2008                                 1,505            1,518
      5.500% due 2009                                 1,919            1,887
      8.000% due 2010                                   716              734
      6.000% due 2011                                 1,579            1,571
      7.000% due 2011                                 1,013            1,038
      7.953% due 2022 (a)                             1,305            1,328
      6.857% due 2029 (a)                             1,858            1,879
   Series 1645 Class PD
      4.500% due 09/15/08                               943              924
Federal National Mortgage Association
      7.000% due 2004                                   312              317
      8.750% due 2004                                     9               10
      6.500% due 2008                                 1,201            1,222
      5.500% due 2009                                 7,434            7,361
      7.000% due 2009                                 1,178            1,209
      8.000% due 2009                                   368              381
      7.000% due 2014 (a)                               510              523
      7.500% due 2014                                   982            1,012
      6.939% due 2018 (a)                             1,019            1,039
      8.186% due 2022 (a)                               710              727
      8.501% due 2024 (a)                             1,691            1,729
      7.548% due 2025 (a)                             1,043            1,068
      6.857% due 2029 (a)                             1,423            1,439
      8.190% due 2029 (a)                               777              794
      6.875% due 2030 (a)                               234              236
      7.500% due 2030                                 1,647            1,680
   Series 1998-32 Class TB
      6.000% due 05/18/13                               674              682
Federal National Mortgage Corp.
      6.668% due 2027 (a)                             1,627            1,661
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
      7.695% due 06/25/30                               705              734

                                                        Short Term Bond Fund 103

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL           MARKET
                                                      AMOUNT              VALUE
                                                       (000)              (000)
                                                         $                  $
                                                    -----------         --------
Goldman Sachs Mortgage
   Securities Corp.
   Series 2000-1 Class A
       5.360% due 06/20/24                                1,123            1,124
Government National
   Mortgage Association
      7.000% 30 year TBA (c)                             20,000           20,206
      7.500% 30 year TBA (c)                             14,000           14,333
      7.250% due 2006                                       830              839
      7.000% due 2007                                        53               55
      6.000% due 2008                                       649              654
      7.000% due 2008                                       643              663
      7.000% due 2009                                     1,543            1,591
      8.250% due 2009                                       495              520
      7.000% due 2011                                       335              345
      7.000% due 2012                                       304              313
      7.500% due 2013                                       873              908
      9.500% due 2017                                         4                4
      7.750% due 2022 (a)                                 1,140            1,164
      7.375% due 2024 (a)                                 1,305            1,321
      7.750% due 2027                                       271              277
      7.500% due 2029                                     3,974            4,071
IMC Home Equity Loan Trust
   Series 1998-1 Class A3
      6.410% due 04/20/18                                   447              449
Long Beach Mortgage Loan Trust
   Step Up Bond
   Series 2000-1 Class AV1
      5.240% due 01/01/31 (a)                             2,722            2,725
Marriott Vacation Club Owner Trust
   Series 2000-1A Class A
      5.400% due 09/20/17                                   182              181
Prudential Home Mortgage Securities
   Series 1994-19 Class A2
      7.050% due 05/25/24                                    43               43
Residential Funding Mortgage
   Securities I
   Series 2000-S13 Class A1
      7.750% due 10/25/30                                 2,232            2,265
   Series 2000-S14 Class A1
      7.500% due 11/25/30                                    83               85
Residential Funding Mortgage
   Securities II
   Series 2000-HI4 Class AI3
      7.490% due 10/25/13                                 3,000            3,105
Resolution Trust Corp. Mortgage
   Pass-thru Certificate
   Series 1995-2 Class C1
      7.450% due 05/25/29                                   274              277
Structured Asset Mortgage
   Investments, Inc.
   Series 1998-9 Class 2A2
      6.125% due 11/25/13                                 1,113            1,103
Union Planters Mortgage Finance Corp.
   Series 1998-A Class A1
      6.350% due 01/25/28                                   144              144
   Series 1999-1 Class A1
      6.250% due 04/01/29                                   398              400
United Mortgage Securities Corp.
   Collateral Interest Only Strip
   Series 1993-1 Class AA
      7.108% due 09/25/33 (a)                               590              587
   Series 1994-1 Class A2
      7.302% due 06/25/32 (a)                             1,988            2,005
Vendee Mortgage Trust
   Series 1994-1 Class 2E
      6.500% due 01/15/17                                 1,412            1,434
   Series 2000-1 Class 2B
      7.250% due 12/15/20                                 1,000            1,032
Washington Mutual Step Up Bond
   Series 2000-1 Class A1
      5.340% due 06/25/24 (a)                             1,772            1,752
Washington Mutual, Inc. Collateral
   Interest Only Strip
   Series 2001-1 Class A
      1.000% due 01/25/41 (a)                               295              305
Wilshire Funding Corporation
   Series 1997-WFC1 Class AI
      7.250% due 08/25/27                                   152              152
                                                                        --------
                                                                         112,379
                                                                        --------

MUNICIPAL BONDS - 0.5%
Missouri Higher Education Loan Authority
   Series 97 Class P
      5.860% due 07/25/08 (a)                               710              704
Philadelphia, Pennsylvania, Authority
   for Industrial Development
   Series 1997 Class A
      6.488% due 06/15/04                                 1,346            1,392
                                                                        --------
                                                                           2,096
                                                                        --------

104 Short Term Bond Fund

SHORT TERM BOND fUND

                                                 April 30, 2001 (Unaudited)

                                                  PRINCIPAL         MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                      $                $
                                                 -----------       --------
UNITED STATES GOVERNMENT AGENCIES - 1.5%
Federal Home Loan Bank
   Series 1TO1
      5.875% due 08/15/01                             1,800          1,806
Federal National Mortgage Association
      5.250% due 01/15/03                             1,000          1,010
      5.125% due 02/13/04                             3,275          3,290
                                                                   --------
                                                                      6,106
                                                                   --------
UNITED STATES GOVERNMENT TREASURIES - 6.3%
United States Treasury Notes
      3.625% due 07/15/02                             3,018          3,076
      4.750% due 02/15/04                             2,745          2,756
      5.875% due 11/15/04                             4,000          4,142
      5.750% due 11/15/05                             8,795          9,100
      3.375% due 01/15/07                             4,105          4,173
      3.625% due 01/15/08                               326            335
      8.750% due 11/15/08                             1,400          1,533
      3.875% due 01/15/09                               107            112
                                                                   --------
                                                                     25,227
                                                                   --------
YANKEE BONDS - 4.4%
African Development Bank
   9.750% due 12/15/03                                 1,720          1,896
Edperbrascan Corp.
   7.375% due 10/01/02                                 2,000          2,011
Landesbank Baden-Wuerttemberg
   7.875% due 04/15/04                                 2,500          2,660
Manitoba, Province of
   8.000% due 04/15/02                                 3,600          3,710
   Series CZ
   6.750% due 03/01/03                                 3,000          3,092
Quebec, Province of
   6.500% due 01/17/06                                 1,000          1,031
Tyco International, Ltd.
   6.500% due 11/01/01                                 3,000          3,020
                                                                   --------
                                                                     17,420
                                                                   --------

Total Long-Term Investments
(cost $399,092)                                                     403,677
                                                                   --------

SHORT-TERM INVESTMENTS - 7.6%
British Telecommunications PLC
   6.853% due 10/09/01                                 2,000          2,003
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                  27,033         27,033
Spieker Properties, LP
   6.800% due 12/15/01                                 1,000          1,009
                                                                   --------

TOTAL SHORT-TERM INVESTMENTS
(cost $30,040)                                                       30,045
                                                                   --------

TOTAL INVESTMENTS - 109.1%
(identified cost $429,132)                                          433,722
                                                                   --------

OTHER ASSETS AND LIABILITIES,
NET - (9.1%)                                                        (36,080)
                                                                   --------

NET ASSETS - 100.0%                                                 397,642
                                                                   ========

(a)  Adjustable or floating rate security.
(b)  At amortized cost, which approximates market.
(c)  Forward commitment.


  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 105

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (unaudited)


Interest Rate Swaps

                                                                                         UNREALIZED
        NOTIONAL                                                                        APPRECIATION
         AMOUNT              FUND RECEIVES       FUND PAYS           TERMINATION       (DEPRECIATION)
         (000)                FIXED RATE       FLOATING RATE            DATE                (000)
-----------------------     --------------    ---------------       ------------      ---------------
GBP                 500        5.633%          6 month LIBOR          02/02/04        $             2
GBP               1,800        5.626%          6 month LIBOR          02/02/04                      9
GBP               6,000        5.500%          6 month LIBOR          02/02/04                      2
                                                                                       ---------------
                                                                                       $           13
                                                                                       ===============

See accompanying notes which are an integral part of the financial statements.

106 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $429,132).............................  $  433,722
Cash.........................................................................       1,842
Receivables:
  Dividends and interest.....................................................       4,668
  Investments sold (regular settlement)......................................       8,094
  Investments sold (delayed settlement)......................................       3,079
  Fund shares sold...........................................................         694
  From Advisor...............................................................          81
Receivable for interest rate swaps...........................................          13
Prepaid expenses.............................................................           1
                                                                               ----------
     Total assets............................................................     452,194

LIABILITIES
Payables:
  Investments purchased (regular settlement)................   $  15,356
  Investments purchased (delayed settlement)................      37,694
  Fund shares redeemed......................................       1,173
  Accrued fees to affiliates................................         263
  Other accrued expenses....................................          66
                                                               ---------
     Total liabilities.......................................................      54,552
                                                                               ----------
NET ASSETS...................................................................  $  397,642
                                                                               ==========
NET ASSETS CONSIST OF:
Undistributed net investment income..........................................  $    4,881
Accumulated net realized gain (loss).........................................     (18,759)
Unrealized appreciation (depreciation) on:
  Investments................................................................       4,590
  Interest rate swaps........................................................          13
Shares of beneficial interest................................................         213
Additional paid-in capital...................................................     406,704
                                                                               ----------
NET ASSETS...................................................................  $  397,642
                                                                               ==========
NET ASSET VALUE, offering and redemption price per share:
  Class C ($906,145 divided by 48,423 shares of $.01 par value
    shares of beneficial interest outstanding)...............................  $    18.71
                                                                               ==========
  Class E ($12,779,002 divided by 682,728 shares of $.01 par value
    shares of beneficial interest outstanding)...............................  $    18.72
                                                                               ==========
  Class S ($383,956,584 divided by 20,543,136 shares of $.01 par value
    shares of beneficial interest outstanding)...............................  $    18.69
                                                                               ==========

See accompanying notes which are an integral part of the financial statements.

                                                      Short Term Bond Fund 107

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest........................................................................  $   12,551
   Dividends from Money Market Fund................................................         694
                                                                                     ----------
      Total investment income......................................................      13,245
EXPENSES
   Advisory fees.......................................................  $      910
   Administrative fees.................................................          94
   Custodian fees......................................................         131
   Distribution fees - Class C.........................................           3
   Transfer agent fees.................................................         140
   Professional fees...................................................          27
   Registration fees...................................................          29
   Shareholder servicing fees - Class C................................           1
   Shareholder servicing fees - Class E................................          13
   Trustees' fees......................................................          10
   Miscellaneous.......................................................          38
                                                                         ----------
   Expenses before reductions..........................................       1,396
   Expense reductions..................................................        (315)
                                                                         ----------
      Expenses, net................................................................       1,081
                                                                                     ----------
Net investment income..............................................................      12,164
                                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments............................................       2,143
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................       6,826
   Interest rate swaps.................................................          13       6,839
                                                                         ----------  ----------
Net realized and unrealized gain (loss)............................................       8,982
                                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..............................  $   21,146
                                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

108 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                            (UNAUDITED)      OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                         ----------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...............................................  $         12,164   $           22,844   $          23,916
   Net realized gain (loss)............................................             2,143               (2,847)             (2,426)
   Net change in unrealized appreciation (depreciation)................             6,839                4,814              (7,220)
                                                                         ----------------   ------------------   -----------------
      Net increase (decrease) in net assets from operations............            21,146               24,811              14,270
                                                                         ----------------   ------------------   -----------------

DISTRIBUTIONS
   From net investment income
      Class C..........................................................               (15)                 (33)                (24)
      Class E..........................................................              (251)                (425)               (303)
      Class S..........................................................           (10,092)             (19,499)            (24,023)
                                                                         ----------------   ------------------   -----------------
         Net decrease in net assets from distributions.................           (10,358)             (19,957)            (24,350)
                                                                         ----------------   ------------------   -----------------
SHARE TRANSACTIONS
   Net increase  (decrease) in net assets from share transactions......           (46,600)             (28,484)            206,625
                                                                         ----------------   ------------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS............................           (35,812)             (23,630)            196,545

NET ASSETS
   Beginning of period.................................................           433,454              457,084             260,539
                                                                         ----------------   ------------------   -----------------
   End of period (including undistributed net investment income of
      $4,881, $3,075, and $168, respectively)..........................  $        397,642   $          433,454   $         457,084
                                                                         ================   ==================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 109

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*      2000**      1999***
                                                                                        ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $   18.23   $   18.13   $   18.36
                                                                                        ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)..........................................................        .43         .79         .68
   Net realized and unrealized gain (loss)............................................        .43         .04        (.31)
                                                                                        ---------   ---------   ---------
      Total income from operations....................................................        .86         .83         .37
                                                                                        ---------   ---------   ---------
DISTRIBUTIONS
   From net investment income.........................................................       (.38)       (.73)       (.60)
                                                                                        ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD........................................................  $   18.71   $   18.23   $    18.13
                                                                                        =========   =========   ==========
TOTAL RETURN (%)(b)...................................................................       4.74        4.67         2.02

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................        906         672          801

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................       1.52        1.64         1.72
      Operating expenses, gross.......................................................       1.68        1.66         1.72
      Net investment income...........................................................       4.94        5.01         4.41

   Portfolio turnover rate (%)........................................................     156.74       92.31       177.08

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

110 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*      2000**      1999***
                                                                                        ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $   18.24   $   18.08   $   18.51
                                                                                        ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)..........................................................        .52         .88         .80
   Net realized and unrealized gain (loss)............................................        .41         .07        (.34)
                                                                                        ---------   ---------   ---------
      Total income from operations....................................................        .93         .95         .46
                                                                                        ---------   ---------   ---------
DISTRIBUTIONS
   From net investment income.........................................................       (.45)       (.79)       (.89)
                                                                                        ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD........................................................  $   18.72   $   18.24   $   18.08
                                                                                        =========   =========   =========
TOTAL RETURN (%)(b)...................................................................       5.14        5.36        2.53
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     12,779       9,898       8,693
   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................        .77         .89         .97
      Operating expenses, gross.......................................................        .92         .91         .97
      Net investment income...........................................................       5.70        5.77        5.05
   Portfolio turnover rate (%)........................................................     156.74       92.31      177.08

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 18, 1999 (commencement of sale) to December 31,1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 111

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      Years Ended December 31,
                                                                       ----------------------------------------------------
                                                 2001*       2000**      1999       1998       1997       1996      1995
                                               --------     --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  18.22     $  18.03   $  18.46   $  18.35   $  18.36   $  18.55   $  17.98
                                               --------     --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a).................       .54          .91        .90        .99       1.08       1.04       1.16
   Net realized and unrealized gain (loss)...       .40          .09       (.36)       .11         --       (.19)       .59
                                               --------     --------   --------   --------   --------   --------   --------
      Total income from operations...........       .94         1.00        .54       1.10       1.08        .85       1.75
                                               --------     --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income................      (.47)        (.81)      (.97)      (.99)     (1.09)     (1.04)     (1.18)
                                               --------     --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD...............  $  18.69     $  18.22   $  18.03   $  18.46   $  18.35   $  18.36   $  18.55
                                               ========     ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)(c).......................      5.22         5.64       3.03       6.09       6.02       4.76       9.95

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   383,957      422,884    447,590    260,539    229,470    222,983    183,577

   Ratios to average net assets (%)(b)(d):
      Operating expenses, net................       .52          .64        .74        .66        .66        .70        .58
      Operating expenses, gross..............       .67          .66        .74        .66        .66        .70        .58
      Net investment income..................      5.95         6.00       5.22       5.37       5.70       5.70       6.41

Portfolio turnover rate (%)..................    156.74        92.31     177.08     129.85     213.14     264.40     269.31

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

112 Short Term Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
LONG-TERM INVESTMENTS - 105.9%
ASSET-BACKED SECURITIES - 13.0%
ACLC Franchise Loan Receivables Trust
   Series 2000-1 Class A1
      7.595% due 06/15/05                                   523             546
Advanta Equipment Receivables
   Series 2000-1 Class A3
      7.405% due 02/15/07                                   385             400
Advanta Mortgage Loan Trust
   Series 2000-2 Class A3
      7.760% due 05/25/18                                 1,150           1,185
Advanta Mortgage Loan Trust
   Step Up Bond
   Series 1997-2 Class A6
      4.746% due 05/25/27 (c)                             2,345           2,348
   Series 2000-1 Class A4
      8.610% due 03/25/28                                   480             514
Aesop Funding II, LLC
   Series 2001-1A Class A
      5.250% due 04/20/05 (c)                             1,350           1,345
American Express Credit Account
   Master Trust
   Series 1997-1 Class A
      6.400% due 04/15/05                                   800             816
Americredit Automobile
   Receivables Trust
   Series 2000-B Class A3
      5.200% due 09/05/04 (c)                               360             360
AmSouth Auto Trust
   Series 2000-1 Class A3
      6.670% due 07/15/04                                 1,325           1,363
Associates Manufactured Housing
   Pass-thru Certificate
   Series 1996-1 Class A5
      7.600% due 03/15/27                                   205             215
Banc One/ FCCC Commercial
   Mortgage Loan Trust
   Series 2000 Class A1
      6.660% due 10/18/31                                 1,056           1,085
Bear Stearns Asset Backed Securities, Inc.
   Series 2001-A Class A13
      5.930% due 06/15/19                                   385             386
Bishop's Gate Residential Mortgage Trust
   Series 2001-1A Class A2
      5.334% due 03/20/04                                   560             560
BMW Vehicle Lease Trust
   Series 2000-A Class A4
      6.670% due 10/25/03                                   100             103
Bombardier Capital Mortgage
   Securitization Corp.
   Series 1999-B Class A3
      7.180% due 12/15/15                                 1,050           1,086
   Series 2000-A Class A2
      7.575% due 06/15/30                                   920             962
Capital One Master Trust
      5.430% due 01/15/07                                 1,000           1,006
Carmax Auto Owner Trust
   Series 2001-1 Class A3
      5.490% due 12/15/04                                 1,925           1,947
Case Equipment Loan Trust
   Series 1999-B Class A4
      6.900% due 06/15/06                                 1,000           1,029
Charter Financial, Inc.
   Series 1999-1 Class A4
      7.070% due 01/25/06                                 1,890           1,948
Chase Credit Card Master Trust
   Series 1997-4 Class A
      5.182% due 08/15/05 (c)                             1,575           1,577
   Series 1998-6 Class A
      5.280% due 09/15/04 (c)                               510             511
Chase Funding Mortgage Loan
   Series 2000-2 Class IA3
      7.794% due 05/25/15                                   195             202
   Series 2001-1 Class 1A1
      4.630% due 12/25/15 (c)                             2,349           2,348
CIT Marine Trust
   Series 1999-A Class A4
      6.250% due 11/15/19                                   250             242
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
      7.450% due 09/15/07                                   400             414
Citibank Credit Card Master Trust I
   Series 1997-6 Class A
   Zero coupon due 08/15/06                                 900             748
Conseco Finance Lease, LLC
   Series 2000-1 Class A3
      7.360% due 04/20/04                                   940             968
Conseco Finance Securitizations Corp.
   Series 2000-1 Class A4
      7.620% due 05/01/31                                   520             547
   Series 2000-5 Class A3
      7.210% due 02/01/32                                   600             621
   Series 2001-1 Class A1A
      5.185% due 07/01/32 (c)                             1,365           1,364
   Series 2001-1 Class A3
      5.655% due 07/01/32                                   465             464
Countrywide
   Series 2000-1 Class AF3
      7.830% due 07/25/25                                 1,300           1,355

                                                       Diversified Bond Fund 113

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
DaimlerChrysler Automobile Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                                  1,430           1,464
Discover Card Master Trust I
   Series 1999-5 Class A
      5.202% due 12/18/06 (c)                                710             712
   Series 2001-4 Class A
      5.113% due 10/16/06 (c)                              1,245           1,234
DVI Receivables Corp.
   Series 2000-1 Class A4
      7.780% due 06/14/08                                    755             791
First Deposit Master Trust
   Series 1996-1 Class A
      5.190% due 08/15/07 (c)                              1,600           1,603
First Sierra Receivables
   Series 2000-1 Class A1
      7.490% due 01/18/05 (c)                              1,658           1,686
First USA Credit Card Master Trust
   Series 1999-3 Class A
      5.199% due 01/19/07 (c)                                760             761
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13                                  1,350           1,375
Ford Credit Auto Owner Trust
   Series 2000-A Class A5
      7.190% due 03/15/04                                    635             660
GMAC Commercial Mortgage
   Securities, Inc.
      5.810% due 01/15/12 (c)                              2,424           2,433
Gracechurch Card Funding PLC
   Series 1 Class A
      5.202% due 11/15/04 (c)                              3,000           3,007
Green Tree Financial Corp.
   Series 1996-10 Class M1
      7.240% due 11/15/28                                    340             329
   Series 1997-5 Class A5
      6.620% due 05/15/29                                    850             865
   Series 1998-6 Class A5
      6.060% due 04/01/18                                    475             473
   Series 1998-8 Class M1
      6.980% due 09/01/30                                    200             186
Green Tree Home Improvement
   Loan Trust
   Series 1998-D Class HEA5
      6.320% due 08/15/29                                  1,360           1,368
Green Tree Lease Finance
   Series 1998-1 Class A4
      5.740% due 01/20/04                                    540             546
Green Tree Recreational Equipment &
   Consumer Loan Trust
   Series 1998-C Class A4
      6.170% due 02/15/11                                    470             475
GRMT II, LLC
   Series 2000-1 Class AF1
      5.190% due 06/20/32 (c)                              1,648           1,646
Honda Auto Receivables Owner Trust
   Series 2001-1 Class A3
      5.360% due 09/20/04                                  3,800           3,825
Household Automotive Trust
   Series 2001-1 Class A4
      5.570% due 11/19/07                                  1,000           1,003
IndyMac Home Equity Loan Trust
   Step Up Bond
   Series 1998-A Class AF4
      6.310% due 10/25/29 (c)                                855             842
   Series 2000-A Class AF2
      7.820% due 05/25/26 (c)                                645             669
Isuzu Auto Owner Trust
   Series 2001-1 Class A3
      4.880% due 11/22/04                                    160             159
Long Beach Mortgage Loan Trust
   Step Up Bond
   Series 2000-1 Class AV1
      4.780% due 01/01/31 (c)                              2,819           2,823
MBNA Master Credit Card Trust
   Series 1998-C Class C
      6.350% due 11/15/05                                    575             581
   Series 1998-D Class A
      5.800% due 12/15/05                                    600             608
   Series 1999-G Class B
      6.600% due 12/15/06                                  1,500           1,538
Mellon Automobile Grantor Trust
   Series 2000-2 Class A
      6.390% due 07/15/07                                    176             180
MMCA Automobile Trust
   Series 2001-1 Class A3
      5.219% due 05/15/05 (c)                                820             821
Navistar Financial Corp. Owner Trust
   Series 2000-B Class A3
      6.670% due 11/15/04                                    690             710
   Series 2000-B Class A4
      6.780% due 09/17/07                                    120             124
Newcourt Equipment Trust Securities
   Series 1999-1 Class A3
      5.350% due 07/20/03 (c)                              2,125           2,127
Nissan Auto Receivables Owner Trust
   Series 2001-A Class A3
      5.550% due 09/15/04                                    675             682

114 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Nissan Automobile Lease Trust
   Series 2000-A Class A3
      7.800% due 05/20/03                                    505             520
NPF XII, Inc.
   Series 2001-1A Class A
      5.629% due 03/01/04 (c)                                635             636
Onyx Acceptance Auto Trust
   Series 2000-C Class A3
      7.160% due 09/15/04                                  2,440           2,517
   Series 2001-A Class A3
      5.640% due 04/15/05                                    500             507
Option One Mortgage Securities Corp.
   Series 2001-2
      5.000% due 04/25/08 (c)                              1,495           1,495
Pacificamerica Home Equity Loan
   Step Up Bond
   Series 1998-2 Class AF
      6.590% due 06/26/28 (c)                                767             776
Peoplefirst.com Auto Receivables
   Owner Trust
   Series 2000-2 Class A3
      6.340% due 09/15/04                                    100             101
Residential Asset Mortgage Products, Inc.
   Series 2000-RZ2 Class A2
      7.210% due 11/25/19                                    800             805
   Series 2000-RZ2 Class A3
      7.300% due 04/25/23                                  1,085           1,108
Residential Asset Securities Corp.
   Series 1999-RS1 Class AI2
      6.570% due 10/25/29                                    800             816
   Series 2000-KS5 ClassAI3
      7.040% due 05/25/26                                    425             436
Residential Funding Mortgage
   Securities II
   Series 1999-HI1 Class A3
      6.310% due 09/25/29                                    770             776
   Series 1999-HI6 Class AI3
      7.340% due 07/25/12                                  1,330           1,367
   Series 2000-HI2 Class AI3
      7.900% due 02/25/15                                    500             518
   Series 2001-HS1 Class A2
      5.640% due 07/25/14                                    450             452
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
      5.520% due 05/16/05                                    300             303
Saxon Asset Securities Trust
   Step Up Bond
   Series 1998-3 Class AV1
      4.780% due 05/25/28 (c)                                293             293
Sears Credit Account Master Trust
   Series 1995-5 Class A
      6.050% due 01/15/08                                    250             254
   Series 1998-2 Class A
      5.250% due 10/16/08                                    900             900
   Series 1999-2 Class A
      6.350% due 02/16/07                                  2,065           2,104
Student Loan Marketing Association
   Series 1996-3 Class A1
      5.152% due 10/25/04 (c)                                586             584
Superior Wholesale Inventory
   Financing Trust
   Series 2001-A7 Class A
      5.110% due 03/15/06 (c)                              3,190           3,184
Union Acceptance Corp.
   Step Up Bond
   Series 1998-A Class A5
      6.230% due 08/10/05 (c)                                270             274
United Airlines
   Series 2000-1 Class A-2
      7.730% due 07/01/10                                  1,135           1,172
Vanderbilt Mortgage & Finance, Inc.
      6.780% due 07/07/28                                    150             137
   Series 1998-C Class 1A6
      6.750% due 10/07/28                                    125             112
   Series 1999-A Class 1A3
      6.080% due 12/07/15                                    690             692
   Series 1999-D Class IA2
      6.815% due 08/07/12                                    505             519
   Series 2000-B Class IA2
      8.045% due 07/07/12                                    620             651
World Omni Auto Receivables Trust
   Series 2001-A Class A3
      5.300% due 02/20/05                                  2,300           2,319
   Series 2001-A Class A4
      5.510% due 07/20/07                                    600             602
                                                                          ------
                                                                          95,801
                                                                          ------

BANKERS ACCEPTANCE NOTES - 0.0%
Signet Bank
      7.800% due 09/15/06                                    255             274
                                                                          ------

CORPORATE BONDS AND NOTES - 21.5%
Ahold Finance USA, Inc.
      6.250% due 05/01/09                                  2,135           2,021
Air Products & Chemicals, Inc.
      8.750% due 04/15/21                                    250             271
Albertson's, Inc.
      8.000% due 05/01/31                                    175             174
Allegiance Corp.
      7.000% due 10/15/26                                    130             134

                                                       Diversified Bond Fund 115

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
America West Airlines
   Series A
      6.850% due 07/02/09                                    448             447
American General Corp.
      7.125% due 02/15/04                                    340             351
Anadarko Finance Co.
      7.500% due 05/01/31                                    910             924
Anadarko Petroleum Corp.
      7.200% due 03/15/29                                    225             221
Anheuser-Busch Co., Inc.
      6.800% due 01/15/31                                    560             545
AOL Time Warner, Inc.
      6.750% due 04/15/11                                    575             574
Archer Daniels Midland Co.
      7.000% due 02/01/31                                    575             556
      8.375% due 04/15/17                                    665             731
Aristar, Inc.
      6.000% due 05/15/02                                  1,635           1,651
Associates Corp. of North America
      6.500% due 10/15/02                                    450             460
      5.750% due 11/01/03                                  3,000           3,036
      5.500% due 02/15/04                                    875             871
   Series H
      7.090% due 04/11/03                                    400             415
AT&T Corp.
      6.500% due 03/15/29                                  1,015             840
      8.625% due 12/01/31                                    220             219
AT&T Wireless Group
      7.350% due 03/01/06                                    555             562
Avalonbay Communities, Inc.
      7.500% due 12/15/10                                    500             511
Avco Financial Services, Inc.
      6.000% due 08/15/02                                    800             810
AXA Financial, Inc.
      7.750% due 08/01/10                                    835             890
Baltimore Gas & Electric Co.
      7.250% due 07/01/02                                    500             513
      6.500% due 02/15/03                                    840             860
Bank of America Corp.
      6.850% due 03/01/03                                    425             437
      6.875% due 06/01/03                                    260             268
   Series H
      5.750% due 03/01/04                                    400             401
Bank of New York, Inc.
      7.875% due 11/15/02                                    350             365
Bank One Corp.
      6.875% due 08/01/06                                    800             822
   Series G
      5.488% due 11/14/01 (c)                              3,000           3,001
BankBoston Corp.
      6.125% due 03/15/02                                    250             253
Barnett Bank, Inc.
      6.900% due 09/01/05                                    405             417
Bear Stearns Co., Inc.
      5.210% due 03/28/03 (c)                              2,000           2,000
   Series B
      4.446% due 05/16/03 (c)                                500             496
Bell Telephone Co. of Pennsylvania
      8.350% due 12/15/30                                    355             390
Bellsouth Capital Funding Corp.
      7.750% due 02/15/10                                    750             804
BellSouth Telecommunications, Inc.
      7.000% due 12/01/95                                    385             347
Beneficial Corp.
      8.400% due 05/15/08                                  1,235           1,338
Boeing Co.
      8.750% due 08/15/21                                    550             656
British Telecommunications PLC
      8.125% due 12/15/10                                  1,065           1,105
Burlington Northern Santa Fe Co.
      7.082% due 05/13/29                                  1,200           1,108
Burlington Resources, Inc.
      6.680% due 02/15/11                                    760             752
Campbell Soup Co.
      8.875% due 05/01/21                                    420             467
Carolina Power & Light Co.
      6.875% due 08/15/23                                    410             356
Caterpillar Financial Services Corp.
      9.500% due 02/06/07                                    420             465
Central Fidelity Banks, Inc.
      8.150% due 11/15/02                                    170             177
Central Power & Light Co.
   Series FF
      6.875% due 02/01/03                                    600             613
Champion International Corp.
      6.400% due 02/15/26                                    460             459
Chase Manhattan Corp.
   Series C
      6.750% due 12/01/04                                    700             726
Chesapeake & Potomac Telephone Co.
      8.375% due 10/01/29                                    230             250
Chrysler Financial Corp.
      5.088% due 06/11/01 (c)                              2,000           2,000
Citicorp
      9.500% due 02/01/02                                    120             124
      7.125% due 06/01/03                                    390             405
Citigroup, Inc.
      6.875% due 02/15/98                                    790             723
City National Bank
      6.375% due 01/15/08                                    350             320

116 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Clorox Co.
      6.125% due 02/01/11                                    555             537
Coastal Corp.
      6.200% due 05/15/04                                    100             100
      7.500% due 08/15/06                                    650             676
      6.375% due 02/01/09                                    275             265
Coca Cola Enterprises, Inc.
      6.750% due 01/15/38                                    250             232
Coca-Cola Enterprises, Inc.
      7.000% due 10/01/26                                    675             700
Comcast Cable Communications
      8.375% due 05/01/07                                    850             934
Commercial Credit Group, Inc.
      7.875% due 07/15/04                                    805             854
      6.500% due 06/01/05                                    540             550
      8.700% due 06/15/10                                    380             418
Commonwealth Edison Co.
   Series 85
      7.375% due 09/15/02                                    945             971
Compaq Computer Corp.
      7.450% due 08/01/02                                    485             489
Conagra Foods, Inc.
      7.875% due 09/15/10                                    500             529
Conagra, Inc.
      8.100% due 05/20/02                                    300             310
Consolidated Edison, Inc.
      8.125% due 05/01/10                                    395             415
   Series 98-A
      6.250% due 02/01/08                                    795             764
Countrywide Home Loan
   Series H
      6.250% due 04/15/09                                    500             487
Cox Communications, Inc.
      6.500% due 11/15/02                                    550             557
      7.500% due 08/15/04                                    400             413
      6.690% due 09/20/04                                    400             406
      6.400% due 08/01/08                                    425             415
Cox Radio, Inc.
      6.625% due 02/15/06                                    150             151
CSX Corp.
      7.250% due 05/01/04                                    375             388
      6.250% due 10/15/08                                     75              73
      6.750% due 03/15/11                                    915             903
CVS Corp.
      5.625% due 03/15/06                                    770             757
DaimlerChrysler North America
   Holding Corp.
      6.900% due 09/01/04                                  1,425           1,452
      7.400% due 01/20/05                                    150             155
      7.750% due 01/18/11                                    525             536
      8.500% due 01/18/31                                    275             281
Deere & Co.
      8.100% due 05/15/30                                    800             841
Delta Air Lines, Inc.
   Series C
      6.650% due 03/15/04                                    380             369
Duke Capital Corp.
      7.250% due 10/01/04                                    900             935
Duke Energy Corp.
      7.000% due 07/01/33                                    395             345
Duke Energy Field Services, LLC
      7.500% due 08/16/05                                    500             518
Duke Weeks Realty, LP
      7.750% due 11/15/09                                    635             654
Duke-Weeks Realty, LP
      6.950% due 03/15/11                                    225             221
Enron Corp.
      6.750% due 08/01/09                                  1,275           1,265
EOP Operating, LP
      6.500% due 01/15/04                                    685             694
      8.100% due 08/01/10                                    100             106
ERP Operating, LP
      6.950% due 03/02/11                                    200             198
Federal Express Corp.
      6.875% due 02/15/06                                    305             309
      7.600% due 07/01/97                                    300             279
Fifth Third Capital Trust I
   Series A
      8.136% due 03/15/27                                    315             311
First Bank Systems, Inc.
      8.000% due 07/02/04                                    700             740
First Interstate Bancorp
      9.375% due 01/23/02                                    135             139
First Union Corp.
      6.875% due 09/15/05                                    400             414
      7.500% due 07/15/06                                    175             186
First Union Institutional Capital Trust I
      8.040% due 12/01/26                                    225             222
First Union National Bank
      7.125% due 10/15/06                                    500             521
   Series BKNT
      5.800% due 12/01/08                                    225             214
Firstar Bank North America
      7.125% due 12/01/09                                    950             978
Fleet Financial Group, Inc.
      6.875% due 03/01/03                                    300             309
      8.125% due 07/01/04                                    595             633
Florida Power & Light Co.
      6.875% due 12/01/05                                  3,000           3,117
Ford Motor Co.
      8.900% due 01/15/32                                    475             523

                                                       Diversified Bond Fund 117

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Ford Motor Credit Co.
      6.700% due 07/16/04                                  2,575           2,635
      6.750% due 05/15/05                                    350             358
      6.875% due 02/01/06                                    550             562
      5.800% due 01/12/09                                  1,075           1,003
      7.375% due 10/28/09                                  1,635           1,675
      7.375% due 02/01/11                                    200             205
Fort James Corp.
      6.625% due 09/15/04                                    395             378
Fortune Brands, Inc.
      7.875% due 01/15/23                                    380             375
France Telecom
      7.200% due 03/01/06                                    505             514
GE Global Insurance Holding Corp.
      6.450% due 03/01/19                                    650             613
General Electric Capital Corp.
      8.300% due 09/20/09                                    235             268
   Series A
      6.650% due 09/03/02                                    795             813
General Motors Acceptance Corp.
      7.250% due 03/02/11                                  1,830           1,859
Georgia Power Co.
   Series G
      6.200% due 02/01/06                                    525             526
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                    825             823
Grand Metropolitan Investment Corp.
      7.450% due 04/15/35                                    300             314
GTE California, Inc.
      6.750% due 05/15/27                                    550             510
Harrahs Operating Co., Inc.
      7.500% due 01/15/09                                    515             508
Heller Financial, Inc.
      7.500% due 08/23/02                                    355             365
Hertz Corp.
      7.625% due 08/01/02                                    550             565
      9.000% due 11/01/09                                    230             259
Household Finance Corp.
      7.200% due 07/15/06                                    370             386
HSBC USA, Inc.
      6.625% due 03/01/09                                    540             538
Indiana Michigan Power Co.
   Series B
      5.714% due 09/03/02 (c)                                500             500
ING Capital Funding Trust III
      8.439% due 09/30/49 (e)                                850             901
International Business Machines Corp.
      6.220% due 08/01/27                                    250             249
      7.125% due 12/01/96                                    780             725
ITT Financial Corp.
      7.400% due 11/15/25                                    955             812
JP Morgan Chase & Co.
      6.500% due 08/01/05                                    300             303
JPM Capital Trust I
      7.540% due 01/15/27                                    225             215
Kellogg Co.
      5.500% due 04/01/03                                    760             757
      7.450% due 04/01/31                                    275             267
KeyCorp
      8.000% due 07/01/04                                    150             157
      7.500% due 06/15/06                                    750             794
Keyspan Gas East
      7.875% due 02/01/10                                    775             830
Kinder Morgan Energy Partners, LP
      6.750% due 03/15/11                                    505             499
Knight-Ridder, Inc.
      6.875% due 03/15/29                                    900             800
Kohls Corp.
      6.300% due 03/01/11                                    505             488
Liberty Property, LP
      8.500% due 08/01/10                                    425             449
Lincoln National Corp.
      7.250% due 05/15/05                                    450             466
      6.500% due 03/15/08                                    200             197
      7.000% due 03/15/18                                    450             430
Loral Corp.
      7.000% due 09/15/23                                    675             613
Lowes Cos., Inc.
      6.875% due 02/15/28                                    680             605
Manufacturers & Traders Trust Co.
      7.000% due 07/01/05                                    435             446
Marriott International
      7.000% due 01/15/08                                    510             508
Masco Corp.
      6.750% due 03/15/06                                    690             695
MCI WorldCom, Inc.
      6.400% due 08/15/05                                    850             833
Mercantile Bancorp.
      7.050% due 06/15/04                                    825             852
Merck & Co., Inc.
   Series B
      5.760% due 05/03/37                                  1,200           1,210
Morgan (J.P.) & Co., Inc.
      5.750% due 02/25/04                                    200             201
Morgan Stanley Dean Witter
      6.100% due 04/15/06                                  1,265           1,261
Nabisco, Inc.
      6.375% due 02/01/35                                    850             842

118 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
National City Corp.
      6.875% due 05/15/19                                    575             546
Nationsbank Corp.
      7.750% due 08/15/04                                    450             477
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                    235             249
News America Holdings, Inc.
      8.500% due 02/15/05                                    525             562
      7.750% due 01/20/24                                    450             417
Niagara Mohawk Power Corp.
      7.375% due 07/01/03                                    189             194
Nisource Finance Corp.
      7.500% due 11/15/03                                    800             830
Norfolk Southern Corp.
      6.200% due 04/15/09                                    900             860
      7.050% due 05/01/37                                  1,025           1,038
Northern Trust Co.
      6.300% due 03/07/11                                    500             485
Northwestern Bell Telephone Co.
      7.750% due 05/01/30                                    630             602
Norwest Financial, Inc.
      6.000% due 02/01/04                                    600             605
      6.750% due 06/01/05                                    200             206
NYNEX Capital Funding Co.
   Series B
      8.750% due 12/01/04                                    450             491
NYNEX Corp.
      9.550% due 05/01/10                                    294             318
Ocean Energy, Inc.
      7.625% due 07/01/05                                    355             367
Park Place Entertainment Corp.
      8.500% due 11/15/06                                    700             730
Philadelphia Electric Co.
      7.125% due 09/01/02                                    550             564
Philip Morris Cos., Inc.
      6.950% due 06/01/06                                    295             302
      7.200% due 02/01/07                                  1,000           1,031
      7.650% due 07/01/08                                    310             325
Phillips Petroleum Co.
      7.000% due 03/30/29                                    250             239
Pitney Bowes Credit Corp.
      8.550% due 09/15/09                                    460             514
PNC Funding Corp.
      6.125% due 09/01/03                                    500             509
      7.500% due 11/01/09                                    620             650
Praxair, Inc.
      6.850% due 06/15/05                                    700             721
Procter & Gamble Co.
   Series A
      9.360% due 01/01/21                                     90             113
Progress Energy, Inc.
      6.750% due 03/01/06                                    385             392
      7.750% due 03/01/31                                    200             200
Provident Cos., Inc.
      6.375% due 07/15/05                                    500             492
Qwest Communications International, Inc.
   Series B
      7.500% due 11/01/08                                    825             845
Qwest Corp.
      7.625% due 06/09/03                                    800             831
Raytheon Co.
      6.300% due 03/15/05                                    880             862
Regions Financial Corp.
      7.000% due 03/01/11                                    500             501
Resolution Funding Corp.
   Series A
      8.875% due 07/15/20                                  1,855           2,395
      8.625% due 01/15/21                                    715             900
      8.625% due 01/15/30                                    390             513
Safeco Corporation
      7.875% due 03/15/03                                    605             617
Safeway, Inc.
      7.000% due 09/15/02                                    650             665
      6.050% due 11/15/03                                    440             446
      7.250% due 02/01/31                                    275             262
SBC Communications, Inc.
      6.250% due 03/15/11                                  1,010             986
Sears Roebuck Acceptance Corp.
      7.000% due 06/15/07                                    245             242
      6.750% due 01/15/28                                    500             429
Security Capital Group, Inc.
      6.950% due 06/15/05                                    600             596
Simon Debartolo Group, LP
      6.750% due 06/15/05                                    850             837
Small Business Administration-SBIC
   Series 10B
      7.449% due 08/01/10                                    299             319
Sprint Capital Corp.
      5.700% due 11/15/03                                    425             420
      7.125% due 01/30/06                                    775             781
      6.125% due 11/15/08                                  1,150           1,055
Suntrust Banks, Inc.
      7.375% due 07/01/02                                    700             719
      6.250% due 06/01/08                                    150             147
      7.750% due 05/01/10                                    525             563
Tele-Communications, Inc.
      7.875% due 02/15/26                                    175             172
      7.125% due 02/15/28                                    300             273

                                                       Diversified Bond Fund 119

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Texaco Capital, Inc.
      9.750% due 03/15/20                                    440             562
      8.875% due 09/01/21                                    220             264
Texas Utilities Electric Co.
      8.250% due 04/01/04                                    425             448
Time Warner, Inc.
      7.975% due 08/15/04 (d)                                300             320
      6.875% due 06/15/18                                    950             912
      6.950% due 01/15/28                                    575             537
Times Mirror Co.
      7.450% due 10/15/09                                    350             357
Tosco Corp.
      8.125% due 02/15/30                                    250             268
Transamerica Finance Corp.
      7.250% due 08/15/02                                  1,000           1,021
Transocean Sedco Forex, Inc.
      7.500% due 04/15/31                                  1,110           1,092
TRW, Inc.
      7.125% due 06/01/09                                  1,200           1,153
Tyco Intl Group SA
      6.125% due 11/01/08                                    400             381
UBS PFD Funding Trust I
      8.622% due 10/29/49 (e)                                505             545
Union Carbide Corp.
      7.875% due 04/01/23                                    590             606
Union Oil Co.
      9.400% due 02/15/11                                    470             551
Union Pacific Corp.
      7.600% due 05/01/05                                    570             599
Union Pacific Railroad Trust
   Pass-thru Certificate
   Series 1996-A2
      7.060% due 05/15/03                                    500             514
United Technologies Corp.
      8.750% due 03/01/21                                    380             443
US Bank National Association Minnesota
      5.149% due 12/19/01 (c)                              2,000           2,001
      5.625% due 11/30/05                                    500             494
US West Communications, Inc.
      7.200% due 11/10/26                                    500             437
Viacom, Inc.
      7.700% due 07/30/10                                    935             993
      7.875% due 07/30/30                                    475             495
Virginia Electric & Power Co.
      8.750% due 04/01/21                                    200             201
Wachovia Corp.
      6.800% due 06/01/05                                    305             314
Wal-Mart Stores, Inc.
      7.500% due 05/15/04                                    300             320
   Series 1994-B3
      8.800% due 12/30/14                                    315             362
Wells Fargo Co.
      6.250% due 11/01/02                                    525             535
      6.375% due 11/15/03                                    575             588
      6.875% due 04/01/06                                    500             521
   Series H
      6.750% due 06/15/07                                    300             305
Wellsford Residential Property Trust
      9.375% due 02/01/02                                    325             335
Westdeutsche Landesbank NY
      6.050% due 01/15/09                                    100              97
Westvaco Corp.
      9.750% due 06/15/20                                    115             129
      7.950% due 02/15/31                                    150             140
Willamette Industries, Inc.
      7.850% due 07/01/26                                    520             493
Williams Cos., Inc.
      7.625% due 07/15/19                                    500             494
Wisconsin Central Transportation Corp.
      6.625% due 04/15/08                                    650             602
World Financial Properties Tower
   Series 1996 WBF-B
      6.910% due 09/01/13                                    357             360
WorldCom, Inc.
      8.000% due 05/15/06                                    800             830
      8.250% due 05/15/10                                    500             519
Zurich Capital Trust I
      8.376% due 06/01/37                                    600             590
                                                                         -------
                                                                         159,481
                                                                         -------

EURODOLLAR BONDS - 1.5%
Asian Development Bank
      6.250% due 10/24/05                                    315             325
British Telecommunications PLC
      7.625% due 12/15/05                                    700             726
Deutsche Telekom International
   Finance BV
      7.750% due 06/15/05                                  1,000           1,036
Italy, Republic of
      6.875% due 09/27/23                                    150             155
Korea Development Bank
      7.125% due 09/17/01                                  2,000           2,008
      7.375% due 09/17/04                                    500             504
Merita Bank, Ltd.
      7.150% due 12/29/49 (e)                                250             253
      7.500% due 12/29/49 (e)                                850             841

120 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Nationsbank Corp.
      5.184% due 06/17/02 (c)                              3,000           3,000
Telefonica Europe BV
      8.250% due 09/15/30                                    505             521
Vodafone Group PLC
      5.080% due 12/19/01 (c)                              1,900           1,902
                                                                          ------
                                                                          11,271
                                                                          ------

MORTGAGE-BACKED SECURITIES - 45.3%
Bank of America Mortgage Securities
   Series 2001-1 Class A22
      7.250% due 02/25/31                                  7,000           7,071
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2000-WF1 Class A2
      7.780% due 02/15/10                                  1,285           1,385
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-1 Class E
      7.370% due 12/19/07                                    975             975
Collateralized Mortgage Obligation Trust
   Series 56 Class B CMO
      9.985% due 12/01/18                                     94              98
COMM
   Series 2001-J1A Class A2
      6.457% due 01/16/11                                    990             967
Commercial Mortgage Acceptance Corp.
   Series 1998-C1 Class A1
      6.230% due 12/15/07                                  1,273           1,293
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2001-CF2 Class A4
      6.505% due 01/15/11                                  1,540           1,540
   Series 2001-CK1 Class A3
      6.380% due 12/18/10                                  1,580           1,559
DLJ Mortgage Acceptance Corp.
   Series 1996-CF1 Class A1B
      7.580% due 02/12/06                                  2,000           2,108
Federal Home Loan Mortgage Corp. (b)
      6.000% 15 Year TBA Gold                              6,100           6,052
      6.000% 30 Year TBA Gold                              2,995           2,892
      6.500% 30 Year TBA Gold                             32,580          32,204
      7.000% 30 Year TBA Gold                              2,190           2,209
Federal Home Loan Mortgage Corp.
   Participation Certificate
      7.500% due 2001                                         37              37
      7.000% due 2002 (d)                                     16              16
      6.500% due 2003                                         31              31
      7.000% due 2003 (d)                                    112             114
      6.750% due 2007 (d)                                    147             149
      7.500% due 2007                                        283             293
      7.000% due 2008                                        252             259
      8.000% due 2008 (d)                                     42              43
      8.500% due 2008 (d)                                     46              48
      6.500% due 2009                                        952             965
      7.500% due 2009                                        834             864
      7.500% due 2009                                         54              56
      8.000% due 2009                                         91              95
      6.500% due 2010                                         63              64
      7.000% due 2010                                        175             179
      7.500% due 2010                                         19              20
      8.000% due 2010                                         13              14
      6.000% due 2011                                      2,694           2,682
      7.000% due 2011                                         56              57
      7.500% due 2011                                         96             100
      8.000% due 2011                                        184             191
      6.000% due 2012                                         59              58
      7.500% due 2012                                        308             318
      8.000% due 2012                                        111             116
      7.500% due 2014                                        138             143
      12.000% due 2014                                        53              59
      7.500% due 2015                                        477             492
      12.000% due 2015(d)                                     35              40
      9.000% due 2016                                        285             301
      12.500% due 2016                                        32              36
      8.000% due 2017                                        248             257
      9.000% due 2017                                          2               2
      9.000% due 2018                                        548             583
      9.000% due 2020                                        268             284
      9.000% due 2022                                         85              90
      9.000% due 2024                                        365             384
      6.500% due 2025                                        448             445
      8.500% due 2025                                        305             324
      9.000% due 2025                                        110             116
      9.000% due 2026                                          6               6
      8.500% due 2027                                      1,221           1,291
      6.500% due 2028                                      1,193           1,183
      6.500% due 2030                                        268             265
      7.500% due 2030                                      5,362           5,476
      7.813% due 2030                                        444             464
Federal Home Loan Mortgage Corp.
   Series 1053 Class G
      7.000% due 03/15/21 (d)                                586             590
   Series 1997-81 Class PC
      5.000% due 04/18/27                                  1,000             955
   Series 2006 Class B
      6.500% due 08/15/23                                  3,068           3,107

                                                       Diversified Bond Fund 121

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Federal National Mortgage Association (b)
    6.500% 15 Year TBA                                   3,190           3,216
    6.000% 30 Year TBA                                  12,915          12,459
    6.500% 30 Year TBA                                   8,545           8,430
    7.000% 30 Year TBA                                   5,150           5,194
Federal National Mortgage
   Association Pools
    8.000% due 2002                                         53              54
    9.500% due 2002                                         11              11
    6.000% due 2003                                        204             206
    7.000% due 2003                                        157             160
    7.500% due 2003                                        190             194
    8.000% due 2003                                         38              39
    9.500% due 2003                                         51              52
    6.500% due 2004                                         12              12
    8.000% due 2004                                         35              36
    9.500% due 2005                                         41              43
    9.500% due 2006                                         40              42
    7.000% due 2007                                         51              53
    7.200% due 2007                                        960           1,014
    7.280% due 2007                                        655             670
    7.000% due 2008                                        193             198
    7.000% due 2009                                        279             286
    6.625% due 2010                                      1,440           1,500
    8.000% due 2010                                         18              19
   10.500% due 2010                                         12              13
    7.000% due 2011                                        131             134
    8.000% due 2011                                         31              32
    6.500% due 2012                                        275             277
    7.000% due 2012                                         94              96
    5.500% due 2013                                        223             217
    6.000% due 2013                                        623             618
    6.000% due 2013                                      1,588           1,575
    6.500% due 2013                                         57              57
    5.500% due 2014                                      3,429           3,331
    7.000% due 2015                                        166             170
    7.000% due 2016                                      2,830           2,889
    9.000% due 2016                                         13              13
    8.000% due 2017                                        321             335
    8.500% due 2017                                         37              40
    9.000% due 2017                                        291             309
    8.000% due 2020                                         17              18
    7.500% due 2022                                        631             647
    7.000% due 2023                                        101             103
    7.500% due 2023                                         17              18
    6.500% due 2024                                        130             129
    7.500% due 2024                                        514             527
    8.000% due 2024                                      1,254           1,303
    7.000% due 2025                                        241             244
    7.500% due 2025                                        173             177
    8.500% due 2025                                        111             118
    7.000% due 2026                                         61              62
    9.000% due 2026                                        178             188
    7.500% due 2027                                        171             175
    6.000% due 2028                                        720             697
    6.500% due 2028                                      2,585           2,562
    7.500% due 2028                                        387             396
    6.000% due 2029                                      2,368           2,292
    6.500% due 2029 (d)                                 18,898          18,722
    7.000% due 2029                                      2,752           2,774
    7.500% due 2029                                      1,666           1,700
    8.000% due 2029                                      3,268           3,378
    7.000% due 2030                                      4,179           4,212
    7.500% due 2030                                     16,162          16,491
    8.000% due 2030                                      8,274           8,554
    7.000% due 2031                                        707             713
    7.500% due 2031                                      2,169           2,213
   Series 1993-134 Class H
    6.500% due 08/25/08                                  1,385           1,398
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
    8.000% due 11/25/21                                  2,127           2,244
Federal National Mortgage
   Association ACES
   Series 1998-M1 Class A
    6.250% due 01/25/08                                  1,250           1,261
   Series 1998-M4 Class B
    6.424% due 12/25/23                                  1,125           1,148
   Series 1999-M4 Class A
    7.270% due 12/25/09                                  1,346           1,386
Federal National Mortgage Association
   Interest Only Inverse Floater
   Series 1993-208 Class SA
    0.450% due 02/25/23 (c)                             18,856             147
Fifth Third Mortgage Loan Trust
   Series 2000-FTB1 Class A2
    6.500% due 10/18/30                                  1,600           1,626
First Union National Bank
   Commercial Mortgage Trust
   Series 2000-C2 Class A1
    6.940% due 04/15/10                                  2,960           3,068
First Union-Lehman Brothers
   Commercial Mortgage Trust
   Series 1007-C2 Class A3
    6.650% due 12/18/07                                    455             465
General Growth Properties
   Series 1 Class A1
    6.537% due 11/15/04                                  1,205           1,243

122 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1996-C1 Class A2A
      6.790% due 09/15/03                                    100             101
   Series 1999-C2 Class A1
      6.570% due 09/15/33                                  1,232           1,261
Government National
   Mortgage Association
      6.000% 30 Year TBA (b)                               1,000             972
      6.500% 30 Year TBA (b)                              22,500          22,317
Government National
   Mortgage Association Pools
      8.000% due 2007                                          3               3
      6.500% due 2008                                         99             100
      6.500% due 2009                                        924             942
      7.000% due 2011                                         12              12
      8.000% due 2016                                          3               3
      9.500% due 2016                                         30              33
      8.000% due 2017                                         87              91
      9.000% due 2017                                      1,001           1,073
      9.000% due 2020                                         14              15
      10.500% due 2020                                       114             126
      7.000% due 2022                                      1,736           1,762
      8.000% due 2022                                        268             279
      8.500% due 2022                                        142             150
      7.000% due 2023                                      3,804           3,858
      7.125% due 2023 (c)(d)                               1,262           1,291
      7.375% due 2023 (d)                                  1,622           1,642
      7.500% due 2023                                      4,098           4,211
      7.625% due 2023 (c)(d)                               1,734           1,775
      7.000% due 2024                                      9,145           9,270
      7.375% due 2024 (c)(d)                                 798             805
      7.500% due 2024                                        654             672
      7.500% due 2025                                        217             222
      8.000% due 2025                                        733             759
      9.000% due 2025                                      2,305           2,457
      6.500% due 2026                                        190             189
      7.500% due 2027                                      5,350           5,481
      8.000% due 2027                                         16              17
      6.500% due 2028                                      1,267           1,257
      7.000% due 2028                                      1,370           1,385
      6.000% due 2029                                      1,180           1,147
      6.500% due 2029                                      3,150           3,125
      7.000% due 2029                                        108             110
      7.500% due 2029                                      1,370           1,402
      8.000% due 2029                                        911             942
      8.500% due 2029                                        180             187
      8.000% due 2030                                      7,000           7,238
      8.500% due 2030                                      1,450           1,512
      6.500% due 2031                                        343             340
Government National
   Mortgage Association REMIC
   Series 1998-23 Class ZA
      6.500% due 09/20/28                                  5,880           5,204
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
      6.940% due 07/13/30                                    457             465
Housing Securities, Inc.
   Series 1994-2 Class A1
      6.500% due 07/25/09                                    491             498
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
      7.110% due 12/16/30                                  2,200           2,272
Impac Secured Assets Common
   Owner Trust
   Series 2000-4 Class A2
      7.290% due 08/25/26                                  2,630           2,699
Key Corp.
   Series 2000-C1 Class A1
      7.617% due 06/15/09                                  1,985           2,105
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09                                  2,668           2,867
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
      6.580% due 07/25/29                                    300             302
   Series 2000-TBC1 Class A2B
      6.922% due 03/25/30                                  2,230           2,265
   Series 2000-TBC3 Class A1
      5.240% due 12/15/30 (c)                              8,730           8,653
Morgan Stanley Dean Witter Capital I
   Series 2000-Prin Class A3
      7.360% due 05/23/09                                  1,595           1,683
   Series 2000-XLF Class A
      5.540% due 06/05/03 (c)                              1,022           1,022
Mortgage Capital Funding, Inc.
   Series 1996-MC1 Class A2B
      7.900% due 02/15/06                                    775             835
   Series 1998-MC1 Class A1
      6.417% due 06/18/07                                    158             161
Nationslink Funding Corp.
   Series 1999-SL Class A4
      6.654% due 02/10/06                                    500             514
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
      7.190% due 09/25/05                                  1,610           1,641
Resolution Trust Corp.
   Series 1995 - C1 Class D
      6.900% due 02/25/27                                    375             375

                                                       Diversified Bond Fund 123

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Small Business Investment Cos.
   Series 1999-P10B Class 1
      7.540% due 08/10/09                                  3,963           4,248
   Series 2000-10B Class 1
      7.452% due 09/01/10                                  5,000           5,310
TIAA Retail Commercial Mortgage Trust
   Series 1999-1 Class A
      7.170% due 04/15/08                                    274             284
Washington Mutual
   Series 2000-1R Class A
      4.630% due 07/26/03 (c)                                324             323
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-2 Class A1V
      5.613% due 01/25/31 (c)                                912             893
                                                                         -------
                                                                         335,561
                                                                         -------

MUNICIPAL BONDS - 0.4%
New Jersey, State of, Transportation
   Trust Fund Authority Revenue,
   Series A
      4.500% due 06/15/19                                  2,000           1,819
Philadelphia, Pennsylvania School
   District General Obligation,
   Series A
      4.750% due 04/01/27                                  1,000             883
                                                                         -------
                                                                           2,702
                                                                         -------

NON-US BONDS - 2.0%
Germany, Federal Republic of
      4.500% due 07/04/09                           EUR    1,900           1,632
      5.375% due 01/04/10                           EUR      900             821
      5.250% due 07/04/10                           EUR    4,220           3,808
      5.250% due 01/04/11                           EUR    9,140           8,253
      5.625% due 01/04/28                           EUR      210             186
      4.750% due 07/04/28                           EUR      100              78
      6.250% due 01/04/30                           EUR      100              97
                                                                         -------
                                                                          14,875
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 3.5%
Federal Home Loan Bank
   Series TV09
      5.790% due 04/27/09                                  2,580           2,543
   Series V703
      5.233% due 11/17/03                                  1,600           1,600
Federal Home Loan Mortgage Corp.
      6.375% due 11/15/03                                    175             181
      7.000% due 03/15/10                                    560             598
      6.875% due 09/15/10                                  4,880           5,169
Federal National Mortgage Association
      6.250% due 11/15/02                                    900             923
      5.750% due 04/15/03                                  1,270           1,295
      6.940% due 03/19/07                                  1,065           1,080
      6.750% due 07/30/07                                    340             346
      6.900% due 08/21/07                                  2,155           2,192
      6.500% due 04/29/09                                  4,930           4,870
      7.250% due 05/15/30                                    175             191
      6.210% due 08/06/38                                    320             302
Government Backed Trust Certificates
   Series 1-C
      9.250% due 11/15/01                                    618             625
   Series T-3
      9.625% due 05/15/02 (d)                                 85              86
Tennessee Valley Authority
   Series A
      6.375% due 06/15/05                                     20              21
   Series E
      6.250% due 12/15/17                                  4,085           4,005
                                                                         -------
                                                                          26,027
                                                                         -------

UNITED STATES GOVERNMENT TREASURIES - 15.6%
United States Treasury Bond
   Principal Strip
      11.250% due 02/15/15                                 1,300             574
      8.750% due 05/15/20                                    700             219
United States Treasury Bond
   Principal and Interest Strip
   Zero coupon due 11/15/21                                8,540           2,430
United States Treasury Bonds
      10.750% due 08/15/05                                 1,210           1,479
      11.750% due 02/15/10                                    20              25
      12.750% due 11/15/10                                 2,680           3,513
      12.000% due 08/15/13                                 6,065           8,470
      13.250% due 05/15/14                                   680           1,025
      12.500% due 08/15/14                                 4,620           6,791
      9.875% due 11/15/15                                  2,430           3,408
      9.250% due 02/15/16                                  1,950           2,617
      7.250% due 05/15/16                                  1,025           1,172
      7.500% due 11/15/16                                  3,005           3,516
      8.875% due 08/15/17                                  1,840           2,424
      8.875% due 02/15/19                                  7,490           9,950
      6.375% due 08/15/27                                 16,415          17,400
      6.125% due 11/15/27                                    745             765
      3.625% due 04/15/28                                    326             332
      5.500% due 08/15/28                                    200             189
      3.875% due 04/15/29                                  2,032           2,160
      6.125% due 08/15/29                                    315             325
      6.250% due 05/15/30                                  6,450           6,799
      5.375% due 02/15/31                                    900             849

124 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
United States Treasury Notes
      6.625% due 04/30/02                                  1,800           1,844
      5.125% due 12/31/02                                    225             227
      5.500% due 05/31/03                                    125             128
      7.250% due 08/15/04                                    160             172
      7.500% due 02/15/05                                  4,555           4,975
      6.500% due 08/15/05                                    480             510
      5.875% due 11/15/05                                  1,615           1,679
      7.000% due 07/15/06                                  5,000           5,451
      6.500% due 10/15/06                                  6,030           6,446
      3.375% due 01/15/07                                  2,885           2,932
      6.250% due 02/15/07                                    290             307
      6.125% due 08/15/07                                  3,905           4,109
      3.625% due 01/15/08                                  2,285           2,346
      5.625% due 05/15/08                                     80              82
      8.750% due 11/15/08                                  1,770           1,937
      3.875% due 01/15/09                                    107             112
      6.000% due 08/15/09                                  1,395           1,455
      4.250% due 01/15/10                                  2,011           2,154
      6.500% due 02/15/10                                  1,700           1,831
      5.000% due 02/15/11                                    190             185
                                                                         -------
                                                                         115,314
                                                                         -------

YANKEE BONDS - 3.1%
Abbey National PLC
      7.950% due 10/26/29                                    475             517
      6.700% due 06/29/49 (e)                              1,275           1,213
African Development Bank
      9.750% due 12/15/03                                    325             358
      6.750% due 10/01/04                                    300             309
      6.875% due 10/15/15                                  1,245           1,255
      8.800% due 09/01/19                                    295             344
Alberta Energy Co., Ltd.
      8.125% due 09/15/30                                    260             279
Canadian National Railway Co.
      6.800% due 07/15/18                                    450             417
      6.900% due 07/15/28                                    325             300
Carter Holt Harvey, Ltd.
      8.875% due 12/01/04                                    350             374
Commonwealth Bank of Australia
   Series A
      8.500% due 06/01/10                                    555             623
Diageo Capital PLC
      6.125% due 08/15/05                                    600             604
Hydro-Quebec
   Series GH
      8.250% due 04/15/26                                    505             576
International American
   Development Bank
      6.950% due 08/01/26                                    155             165
Manitoba, Province of
   Series CB
      8.800% due 01/15/20                                    200             243
   Series CD
      9.250% due 04/01/20                                    200             253
National Australia Bank, Ltd.
   Series A
      8.600% due 05/19/10                                    435             490
National Westminster Bank PLC
      7.375% due 10/01/09                                    550             576
      7.750% due 04/29/49 (e)                                800             794
New Brunswick, Province of
      7.125% due 10/01/02                                    400             413
      9.750% due 05/15/20                                    190             250
Newfoundland, Province of
      10.000% due 12/01/20                                    90             120
Noranda Forest, Inc.
      6.875% due 11/15/05                                    250             246
Nortel Networks, Ltd.
      6.125% due 02/15/06                                    740             697
Nova Scotia, Province of
      9.125% due 05/01/21                                    690             859
Pemex Finance, Ltd.
      6.125% due 11/15/03                                  2,200           2,169
Quebec, Province of
   Series NN
      7.125% due 02/09/24                                    985           1,002
Royal Caribbean Cruises, Ltd.
      8.125% due 07/28/04                                    475             476
Saskatchewan, Province of
      8.000% due 07/15/04                                  1,045           1,123
      7.375% due 07/15/13                                    500             539
Skandinaviska Enskilda Banken
      6.875% due 02/15/09                                    320             310
Trans-Canada Pipelines, Ltd.
      7.150% due 06/15/06                                    800             825
Tyco International Group SA
      6.375% due 06/15/05                                    700             703
      6.125% due 01/15/09                                    175             166
      7.000% due 06/15/28                                    600             550
United News & Media PLC
      7.250% due 07/01/04                                  1,100           1,103
Vodafone Group PLC
      7.750% due 02/15/10                                  1,285           1,367
                                                                         -------
                                                                          22,608
                                                                         -------

TOTAL LONG-TERM INVESTMENTS
(cost $775,548)                                                          783,914
                                                                         -------

                                                       Diversified Bond Fund 125

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         NOTIONAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
                                                             $              $
                                                         --------      --------
OPTIONS PURCHASED - 0.0%
United States Treasury Notes (f)
   Jun 104.06 Call                                         1,225              2
   Aug 103.97 Call                                         2,175             19

United States Treasury Notes Futures (f)
   Jun 104.30 Call                                            13              4
                                                                       --------

TOTAL OPTIONS PURCHASED
(cost $47)                                                                   25
                                                                       --------

                                                         PRINCIPAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                         ---------
SHORT-TERM INVESTMENTS - 9.0%
Federal Agriculture Mortgage Corp.
   Discount Note
      4.600% due 05/14/01                                    800            798
Federal Home Loan Bank
   Consolidated Discount Note
      4.600% Coupon due 06/13/01                             725            721
Federal Home Loan Mortgage Bank
   Discount Note
      4.000% due 07/13/01                                  1,050          1,043
Federal National Mortgage
   Association Discount Note
      6.364% due 05/14/01                                  3,300          3,295
Frank Russell Investment Company
   Money Market Fund,
   due on demand (a)                                      60,884         60,884
                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,741)                                                           66,741
                                                                       --------

TOTAL INVESTMENTS - 114.9%
(identified cost $842,336)                                              850,680

OTHER ASSETS AND LIABILITIES,
NET - (14.9%)                                                          (110,493)
                                                                       --------

NET ASSETS - 100.0%                                                     740,187
                                                                       ========

(a) At amortized cost, which approximates market.
(b) Forward commitment.
(c) Adjustable or floating rate security.
(d) Held as collateral in connection with options written by the Fund.
(e) Perpetual floating rate note.
(f) Nonincome-producing security.

Abbreviations:
CMO - Collateralized Mortgage Obligation
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
USD - United States dollar

See accompanying notes which are an integral part of the financial statements.

126 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         NOTIONAL        MARKET
                                                          AMOUNT          VALUE
                                                           (000)          (000)
OPTIONS WRITTEN                                              $              $
                                                         ---------       ------
Federal National Mortgage Association
   Jun 100.97 Call                                           2,150            8
   Jun 101.39 Call                                           2,100            4
United States Treasury Notes
   Aug 102.47 Call                                           2,175           37
   Aug 109.47 Call                                           2,175            2
                                                                            ---

Total Liability for Options Written
 (premiums received $47)                                                     51
                                                                            ===

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
CONTRACTS TO           IN EXCHANGE                               APPRECIATION
  DELIVER                  FOR              SETTLEMENT          (DEPRECIATION)
   (000)                  (000)                DATE                 (000)
------------           -----------          ----------          --------------
USD      540           EUR     611           06/05/01           $            2
USD       76           EUR      84           06/05/01                       (1)
                                                                --------------
                                                                $            1
                                                                ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 127

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $842,336)............................................    $   850,680
Foreign currency holdings (identified cost $59).............................................             59
Unrealized appreciation on forward foreign currency exchange contracts......................              2
Receivables:
   Dividends and interest...................................................................          8,621
   Investments sold (regular settlement)....................................................         12,341
   Investments sold (delayed settlement)....................................................         23,555
   Fund shares sold.........................................................................            980
   From Advisor.............................................................................             47
Prepaid expenses............................................................................              2
                                                                                                -----------
      Total assets..........................................................................        896,287

LIABILITIES
Payables:
   Investments purchased (regular settlement)................................    $    16,731
   Investments purchased (delayed settlement)................................        135,120
   Payable for short-term investments, at market.............................          2,787
   Fund shares redeemed......................................................            929
   Accrued fees to affiliates................................................            395
   Other accrued expenses....................................................             86
Unrealized depreciation on forward foreign currency exchange contracts.......              1
Options written, at market value (premiums received $47).....................             51
                                                                                 -----------
       Total liabilities....................................................................        156,100
                                                                                                -----------
NET ASSETS..................................................................................    $   740,187
                                                                                                ===========
NET ASSETS CONSIST OF:
Undistributed net investment income.........................................................    $     4,135
Accumulated distributions in excess of net realized gain....................................        (26,647)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................          8,344
   Options written..........................................................................             (3)
   Foreign currency-related transactions....................................................             40
Shares of beneficial interest...............................................................            323
Additional paid-in capital..................................................................        753,995
                                                                                                ===========
NET ASSETS..................................................................................    $   740,187
                                                                                                ===========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($10,705,262 divided by 458,583 shares of $01 par value
      shares of beneficial interest outstanding)............................................    $     23.34
                                                                                                ===========
   Class E ($9,212,438 divided by 394,023 shares of $01 par value
      shares of beneficial interest outstanding)............................................    $     23.38
                                                                                                ===========
   Class S ($720,269,127 divided by 31,436,623 shares of $01 par value
      shares of beneficial interest outstanding)............................................    $     22.91
                                                                                                ===========

See accompanying notes which are an integral part of the financial statements.

128 Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest..................................................   $    22,935
   Dividends from Money Market Fund..........................         1,382
   Dividends.................................................            15
                                                                -----------
      Total investment income................................        24,332

EXPENSES
   Advisory fees.................................. $    1,442
   Administrative fees............................        203
   Custodian fees.................................        285
   Distribution fees - Class C....................         33
   Transfer agent fees............................        282
   Professional fees..............................         34
   Registration fees - Class S....................         41
   Shareholder servicing fees - Class C...........         11
   Shareholder servicing fees - Class E...........          9
   Trustees' fees.................................          9
   Miscellaneous..................................         32
                                                   ----------
   Expenses before reductions.....................      2,381
   Expense reductions.............................        (28)
                                                   ----------
      Expenses, net..........................................         2,353
                                                                -----------
Net investment income........................................        21,979
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments...................................       8,743
   Options written...............................        (104)
   Foreign currency-related transactions.........         165         8,804
                                                   ----------
Net change in unrealized appreciation
   (depreciation) on:
   Investments..................................       11,737
   Options written..............................            6
   Foreign currency-related transactions........         (139)       11,604
                                                   ----------   -----------

Net realized and unrealized gain (loss)......................        20,408
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONs........   $    42,387
                                                                ===========

See accompanying notes which are an integral part of the financial statements.

                                                     Diversified Bond Fund 129

DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                SIX MONTHS
                                                  ENDED
                                              APRIL 30, 2001    TEN MONTHS ENDED       YEAR ENDED
                                               (UNAUDITED)      OCTOBER 31, 2000     DECEMBER 31, 1999
                                              --------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

   Net investment income....................  $       21,979    $         39,798     $          48,367
   Net realized gain (loss).................           8,804              (6,958)              (17,842)
   Net change in unrealized
      appreciation (depreciation)...........          11,604              20,560               (41,278)
                                              --------------    ----------------     -----------------

      Net increase (decrease) in net
         assets from operations.............          42,387              53,400               (10,753)
                                              --------------    ----------------     -----------------

DISTRIBUTIONS
   From net investment income
      Class C...............................            (216)               (229)                 (122)
      Class E...............................            (192)               (190)                 (255)
      Class S...............................         (22,191)            (34,810)              (48,247)
   From net realized gain
      Class C...............................              --                  --                    (2)
      Class E...............................              --                  --                   (29)
      Class S...............................              --                  --                (4,549)
   Tax return of capital
      Class S...............................              --                  --                  (880)
                                              --------------    ----------------     -----------------

         Net decrease in net assets
            from distributions..............         (22,599)            (35,229)              (54,084)
                                              --------------    ----------------     -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets
      from share transactions...............          (6,561)            (65,176)               25,338
                                              --------------    ----------------     -----------------



TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS............................          13,227             (47,005)              (39,499)

NET ASSETS
   Beginning of period......................         726,960             773,965               813,464
                                              --------------    ----------------     -----------------
   End of period (including
     undistributed net investment
     income of $4,135 at April 30, 200
     and $4,755 at October 31, 2000)........  $      740,187    $        726,960     $         773,965
                                              ==============    ================     =================

See accompanying notes which are an integral part of the financial statements.

130 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                   2001*       2000**      1999***
                                                  --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $  22.71    $  22.24    $  24.00
                                                  --------    --------    --------

INCOME FROM OPERATIONS
   Net investment income (a)..................         .58         .99        1.03
   Net realized and unrealized gain (loss)....         .64         .41       (1.61)
                                                  --------    --------    --------
      Total income from operations............        1.22        1.40        (.58)
                                                  --------    --------    --------
DISTRIBUTIONS
   From net investment income.................        (.59)       (.93)      (1.05)
   From net realized gain.....................         --           --        (.13)
                                                  --------    --------    --------
      Total distributions.....................        (.59)       (.93)      (1.18)

NET ASSET VALUE, END OF PERIOD................    $  23.34    $  22.71    $  22.24
                                                  ========    ========    ========
TOTAL RETURN (%)(b)...........................        5.42        6.44       (2.47)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...      10,705        7,315    4,652

   Ratios to average net assets (%)(c):
      Operating expenses, net...................      1.62         1.62     1.62
      Operating expenses, gross.................      1.63         1.63     1.62
      Net investment income.....................      5.03         5.37     4.88

   Portfolio turnover rate (%).................      76.49       128.88   152.23

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999. (a Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 131

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED DECEMBER 31,
                                                                          -----------------------------------------------
                                                      2001*      2000**      1999         1998        1997      1996***
                                                    ---------  ---------  ----------   ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..........      $  22.75   $   22.23   $   23.92    $   24.06   $   22.98   $   23.16
                                                    --------   ---------   ---------   ----------  ----------  ----------
INCOME FROM OPERATIONS
   Net investment income (a)..................           .66        1.13        1.30         1.32        1.22         .25
   Net realized and unrealized gain (loss)               .64         .44       (1.65)         .45         .66        (.09)
                                                    --------   ---------   ---------   ----------  ----------  ----------
      Total income from operations............          1.30        1.57        (.35)        1.77        1.88         .16
                                                    --------   ---------   ---------   ----------  ----------  ----------
DISTRIBUTIONS
   From net investment income.................          (.67)      (1.05)      (1.21)       (1.56)       (.72)       (.34)
   From net realized gain.....................            --          --        (.13)        (.35)       (.08)         --
                                                    --------   ---------   ---------   ----------  ----------  ----------
      Total distributions.....................          (.67)      (1.05)      (1.34)       (1.91)       (.80)       (.34)
                                                    --------   ---------   ---------   ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD................      $  23.38   $   22.75   $   22.23   $    23.92   $   24.06   $   22.98
                                                    ========   =========   =========   ==========   =========   =========
TOTAL RETURN (%)(B)...........................          5.80        7.25       (1.51)        7.63        8.35         .67

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period (in thousands)...         9,213       5,492       3,639        4,703       2,469         962
   Ratios to average net assets (%)(c):
      Operating expenses, net.................           .87         .87         .87          .98        1.29        1.31
      Operating expenses, gross...............           .88         .88         .87          .98        1.29        1.31
      Net investment income...................          5.78        6.13        5.49         5.42        5.64        5.75

   Portfolio turnover rate (%)................         76.49      128.88      152.23       216.88      172.43      138.98

*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

132 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                         YEARS ENDED DECEMBER 31,
                                                                      --------------------------------------------------------------
                                             2001*          2000**        1999         1998         1997         1996        1995
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $     22.31    $    21.77    $    23.53   $    23.43   $    22.97   $    23.69  $   21.53
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
INCOME FROM OPERATIONS
   Net investment income (a)...........           .68          1.16          1.31         1.38         1.45         1.47       1.54
   Net realized and unrealized
      gain (loss)......................           .62           .41         (1.60)         .47          .56         (.71)      2.18
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
      Total income from operations.....          1.30          1.57          (.29)        1.85         2.01          .76       3.72
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
DISTRIBUTIONS
   From net investment income..........          (.70)        (1.03)        (1.32)       (1.40)       (1.47)       (1.48)     (1.56)
   From net realized gain..............            --            --          (.13)        (.35)        (.08)          --         --
   Tax return of capital...............            --            --          (.02)          --           --           --         --
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
      Total distributions..............          (.70)        (1.03)        (1.47)       (1.75)       (1.55)       (1.48)     (1.56)
                                          -----------    ----------    ----------   ----------   ----------   ----------  ---------
NET ASSET VALUE, END OF PERIOD.........   $     22.91    $    22.31    $    21.77   $    23.53   $    23.43   $    22.97  $   23.69
                                          ===========    ==========    ==========   ==========   ==========   ==========  =========
TOTAL RETURN (%)(b)....................          5.91          7.40         (1.26)        8.09         9.09         3.43      17.76

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)   720,269       714,153       765,674      808,761      687,331      554,804     513,808

   Ratios to average net assets (%)(c):
      Operating expenses, net..........           .62           .62           .61          .57          .60          .61         .59
      Operating expenses, gross........           .63           .63           .61          .57          .60          .61         .59
      Net investment income............          6.02          6.35          5.78         5.83         6.35         6.4         6.69

   Portfolio turnover rate (%).........         76.49        128.88        152.23       216.88       172.43       138.98      135.85

*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 133

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2001 (Unaudited)


                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
LONG-TERM INVESTMENTS - 101.6%
ASSET-BACKED SECURITIES - 4.3%
ACLC Franchise Loan Receivables
   Series 1997-B Class A1
      6.728% due 04/15/14                                     851           823
Advanta Business Card Master Trust
   Series 2000-B Class C
      6.258% due 01/20/06 (b)                                 790           791
Arcadia Automobile Receivables Trust
   Series 1997-D Class A3
      6.200% due 05/15/03                                     134           135
Associates Automobile Receivables Trust
   Series 2000-1 Class M
      7.510% due 05/15/05                                     645           672
BMW Vehicle Lease Trust
   Series 2000-A Class A2
      6.650% due 02/25/03                                     775           784
Centex Home Equity
   Series 1999-2 Class A1
      5.910% due 04/25/19                                      93            93
Chase Credit Card Master Trust
   Series 1997-3 Class A
      6.777% due 05/15/07                                   1,059         1,067
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
      7.450% due 09/15/07                                   1,055         1,091
Connecticut RRB Special Purpose
   Trust Series 2001-1
      6.210% due 12/30/11                                     550           537
Conseco Finance
   Series 1999-H Class AF1
      6.450% due 12/15/29                                      75            76
   Series 2000-B Class AF1
      6.940% due 11/15/14                                     242           244
Conseco Finance Securitization Corp.
   Series 2000-C Class A
      5.534% due 12/15/29 (b)                               4,390         4,406
   Series 2000-1 Class A1
      6.840% due 05/01/31                                     253           255
Contimortgage Home Equity Loan Trust
   Series 1999-3
      6.420% due 04/25/14                                      33            33
Cross Country Master Credit Card Trust II
   Series 1999-1 Class A
      5.523% due 09/15/05                                   1,700         1,714
Daimler Chrysler Automobile Trust
   Series 2000-E Class A2
      6.210% due 12/08/03                                     525           532
Daimler-Benz Auto Grantor Trust
   Series 1997-A Class A
      6.050% due 03/31/05                                     171           172
Daimler-Benz Vehicle Trust
   Series 1998-A Class A3
      5.160% due 01/20/03                                     282           283
Detroit Edison Securitization Funding, LLC
   Series 2001-1 Class A3
      5.875% due 03/01/10                                     330           327
   Series 2001-1 Class A5
      6.420% due 03/01/15                                     385           384
Duck Automobile Grantor Trust
   Step Up Bond
   Series 1999-B Class A
      6.450% due 04/15/04                                     354           354
EQCC Home Equity Loan Trust
   Series 1999-1 Class A1F
      5.770% due 05/20/10                                     157           156
   Series 1999-3 Class A1F
      6.548% due 04/25/10                                     278           278
Federal Home Loan Mortgage Corp.
   Structured Pass-thru Securities
   Series T-31 Class A1
      5.938% due 06/25/15                                     333           334
Federal Housing Authority
      7.430% due 07/01/22                                   1,546         1,535
Ford Credit Automobile Owner Trust
   Series 1999-B Class A4
      5.800% due 06/15/02                                     535           536
   Series 1999-D Class A3
      6.200% due 04/15/02                                     166           166
   Series 2001-A Class A3
      5.350% due 07/15/03                                     620           624
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1996-C1 Class F
      7.860% due 11/15/06                                     500           464
Greenpoint Manufactured Housing
   Series 1999-5 Class A1
      6.750% due 04/15/11                                     203           204
Greenwich Capital Acceptance, Inc.
   Series 1994 Class A-1
      9.687% due 11/25/24 (b)                                   1             1
Harley-Davidson Eaglemark
   Motorcycle Trust
   Series 1999-3 Class A1
      6.220% due 02/15/04                                     155           156

134 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2001 (Unaudited)


                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Household Home Equity Loan Trust
   Series 1999-1 Class A1
      6.830% due 12/20/16                                     304           305
MBNA Master Credit Card Trust
   Series 2000-E Class A
      7.800% due 10/15/12                                     600           661
MMCA Auto Owner Trust
   Series 1999-2 Class A1
      6.300% due 06/15/02                                      60            60
Nissan Auto Receivables Grantor Trust
   Series 1998-A Class A
      5.450% due 04/15/04                                     174           175
Nissan Automobile Receivables
   Owner Trust
   Series 2000-A Class A2
      6.730% due 05/15/02                                     245           246
   Series 2000-C Class A2
      6.710% due 03/17/03                                     525           531
Peco Energy Transition Trust
   Series 2000-A Class A3
      7.625% due 03/01/10                                     575           613
   Series 2001-A Class A1
      6.520% due 12/31/10                                     425           424
Premier Auto Trust
   Series 1998-5 Class A3
      5.070% due 07/08/02                                     125           125
PSE&G Transition Funding, LLC
   Series 2001-1 Class A6
      6.610% due 06/15/15                                     330           329
Residential Asset Securities Corp.
   Series 1999-KS2 Class AI1
      5.914% due 04/25/14                                      17            17
   Series 2000-KS5 Class AI1
      7.205% due 09/25/16                                     456           461
Student Loan Marketing Association
   Series 1996-4 Class A1
      6.508% due 07/25/04 (b)                                 879           875
   Series 1997-3 Class A1
      6.628% due 04/25/06 (b)                               1,138         1,134
The Money Store Home Equity Trust
   Series 1998-B Class AF3
      6.040% due 08/15/17                                     406           405
Toyota Auto Receivables Owners Trust
   Series 2001-A Class A2
      5.300% due 12/15/03                                     310           310
USAA Auto Loan Grantor Trust
   Series 1997-1 Class A
      6.000% due 05/15/04                                     172           172
WFS Financial Owner Trust
   Series 1998-C Class A3
      5.650% due 11/20/02                                     812           812
                                                                         ------
                                                                         26,882
                                                                         ------

CORPORATE BONDS AND NOTES - 31.7%
Abitibi-Consolidated Finance
      7.875% due 08/01/09                                     514           518
Adelphia Business Solutions
      12.000% due 11/01/07                                     70            29
Adelphia Communications Corp.
      7.875% due 05/01/09                                      65            59
      9.375% due 11/15/09                                     386           377
      10.875% due 10/01/10                                    700           735
AES Corp.
      9.375% due 09/15/10                                     100           103
      8.875% due 02/15/11                                     625           622
Aetna, Inc.
      7.875% due 03/01/11                                     305           296
Agrilink Foods, Inc.
      11.875% due 11/01/08                                     85            71
Ahold Finance USA, Inc.
      6.250% due 05/01/09                                   1,025           971
      8.250% due 07/15/10                                      90            97
      6.875% due 05/01/29                                     815           725
Alamosa Delaware, Inc.
      12.500% due 02/01/11                                     35            34
Albertson's, Inc.
      7.500% due 02/15/11                                   1,235         1,250
      7.450% due 08/01/29                                     450           415
      8.000% due 05/01/31                                     300           298
Allied Waste North America, Inc.
   Series B
      7.375% due 01/01/04                                     475           467
      10.000% due 08/01/09                                     95            98
Alpha Wind
      11.320% due 05/23/01                                    275           278
American Airlines, Inc.
      9.710% due 01/02/07                                     266           283
   Series 1990-H
      9.800% due 01/02/08                                   1,190         1,249
American General Corp.
      7.500% due 07/15/25                                     110           114
American General Institutional Capital
   Series B
      8.125% due 03/15/46                                   1,260         1,334
American Home Products
      6.700% due 03/15/11                                     440           431
American Tower Corp.
      9.375% due 02/01/09                                      65            65
Ameristar Casinos, Inc.
      10.750% due 02/15/09                                    500           513
Amresco, Inc.
   Series 98-A
      9.875% due 03/15/05                                     650           358

                                                    Multistrategy Bond Fund 135

MULTISTRATEGY BOND FUND

                                                     April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Anchor Gaming
      9.875% due 10/15/08                                     500           530
Anthem Insurance Company, Inc.
      9.125% due 04/01/10                                     440           442
AOL Time Warner, Inc.
      7.625% due 04/15/31                                     300           302
Aramark Corp.
      6.750% due 08/01/04                                     950           931
Arco Chemical Co.
      9.800% due 02/01/20                                      65            63
AT&T Capital Corp.
      7.000% due 08/15/01 (b)                               5,700         5,733
   Series F
      6.600% due 05/15/05                                     750           758
AT&T Corp.
      6.500% due 03/15/29                                     255           211
AT&T Corp. - Liberty Media Corp.
      8.250% due 02/01/30                                     475           425
AT&T Wireless Group
      8.750% due 03/01/31                                     325           331
AT&T Wireless Services
      7.875% due 03/01/11                                     965           961
Atrium Companies, Inc.
   Series B
      10.500% due 05/01/09                                     95            74
Avalon Bay Communities, Inc.
      6.500% due 07/15/03                                     450           457
      6.625% due 01/15/05                                     450           453
Avon Products Inc.
      7.150% due 11/15/09                                     810           819
AXA Financial, Inc.
      6.500% due 04/01/08                                     180           178
      7.000% due 04/01/28                                     420           400
Baker Hughes, Inc.
      6.875% due 01/15/29                                     800           769
Banc America Large Loan, Inc.
   Series A2
      6.490% due 02/14/10                                     375           368
Banc One Corp.
      7.625% due 10/15/26                                     305           311
      8.000% due 04/29/27                                     150           159
Banesto Delaware, Inc.
      8.250% due 07/28/02                                     500           518
Bank of America Corp.
      7.400% due 01/15/11                                     375           390
Bank One Corp.
      6.500% due 02/01/06                                     810           822
   Series A
      6.000% due 02/17/09                                     175           166
BankAmerica Corp.
      5.875% due 02/15/09                                     800           766
Beckman Coulter, Inc.
      7.450% due 03/04/08                                     175           170
BellSouth Telecommunications, Inc.
      6.375% due 06/01/28                                     535           470
Beneficial Corp.
      5.086% due 04/02/02 (b)                               2,000         2,003
British Telecommunications PLC
      8.125% due 12/15/10                                     875           908
      8.625% due 12/15/30                                     320           333
Buckeye Technologies, Inc.
      8.500% due 12/15/05                                     480           468
      8.000% due 10/15/10                                     200           187
Buhrmann US, Inc.
      12.250% due 11/01/09                                     65            67
Building One Services Corp.
      10.500% due 05/01/09                                    135           118
Calpine Corp
      8.500% due 02/15/11                                     800           795
Caraustar Industries, Inc.
      9.875% due 04/01/11                                      40            37
Charter Communications Holdings
      13.500% due 01/15/11                                     90            58
Charter Communications Holdings
   Step Up Bond
   Zero Coupon due 01/15/10 (b)                               260           183
Charter Communications Holdings, LLC
      8.250% due 04/01/07                                     750           720
      8.625% due 04/01/09                                      80            78
Chase Manhattan Corp.
      7.000% due 11/15/09                                     250           256
Chesapeake Energy Corp.
      9.625% due 05/01/05                                      15            16
      8.125% due 04/01/11                                      70            68
Choctaw Resort Development Enterprise
      9.250% due 04/01/09                                     360           371
Chrysler Financial Corp., LLC
   Series R
      5.199% due 03/10/03 (b)                               1,000           981
Cincinnati Financial Corp.
      6.900% due 05/15/28                                   1,000           898
Citibank
      16.850% due 03/01/31                                    287           243
Citicorp
      6.375% due 11/15/08                                   1,046         1,033
Citigroup, Inc.
      7.250% due 10/01/10                                     520           540
Clear Channel Communications
      7.650% due 09/15/10                                     195           201
Cleveland Electric Illumination Co.
      7.430% due 11/01/09                                     750           747

136 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT          VALUE
                                                            (000)          (000)
                                                              $              $
                                                          ---------       ------
Cleveland Electric/Toledo Edison
   Series B
      7.670% due 07/01/04                                     225            233
CMS Energy Corp.
      7.500% due 01/15/09                                     275            254
Coastal Corp.
      5.554% due 03/01/02 (b)                               3,000          3,000
      7.750% due 06/15/10                                   1,100          1,147
Columbia/HCA Healthcare Corp.
      8.020% due 08/05/02                                   2,000          2,029
      7.500% due 12/15/23                                     590            513
Comcast Cable Communications
      6.750% due 01/30/11                                     250            247
Comcast Corp.
      7.625% due 02/15/08                                     100            103
Commercial Federal Corp.
      7.950% due 12/01/06                                     100             95
Compaq Computer Corp.
      7.650% due 08/01/05                                     675            690
Comstock Res, Inc.
      11.250% due 05/01/07                                     55             58
Concentric Network Corp.
      12.750% due 12/15/07                                    750            416
Conmed Corp.
      9.000% due 03/15/08                                     350            331
Conoco, Inc.
      6.950% due 04/15/29                                     735            716
Cox Communications, Inc.
      7.750% due 11/01/10                                   1,580          1,659
Cox Radio, Inc.
      6.625% due 02/15/06                                     650            652
Crescent Real Estate Equities
      7.000% due 09/15/02                                     475            467
Crompton Corp.
      8.500% due 03/15/05                                     350            357
CSC Holdings, Inc.
      7.875% due 12/15/07                                     325            321
      7.250% due 07/15/08                                     395            375
      7.625% due 04/01/11                                     375            364
      7.625% due 07/15/18                                      55             49
   Series B
      8.125% due 08/15/09                                     200            199
CSX Corp.
      6.750% due 03/15/11                                     560            553
      6.800% due 12/01/28                                   1,400          1,239
DaimlerChrysler North America Holding Corp.
      7.400% due 01/20/05                                   1,400          1,444
      8.000% due 06/15/10                                     200            207
      8.500% due 01/18/31                                     310            317
Davita, Inc.
      7.000% due 05/15/09                                     300            271
      9.250% due 04/15/11                                      50             52
Delhaize America, Inc.
      9.000% due 04/15/31                                     235            247
Delphi Automotive Systems Corp.
      7.125% due 05/01/29                                     110             95
Delta Air Lines, Inc.
      8.300% due 12/15/29                                   1,075            911
Deutsche Bank Ltd.
      17.400% due 08/01/01                                     80             74
Devon Energy Corp.
      4.950% due 08/15/08                                     225            231
Dime Bancorp, Inc.
      9.000% due 12/19/02                                     550            569
Dominion Resources, Inc.
   Series A
      8.125% due 06/15/10                                     500            534
Duke-Weeks Realty, LP
      6.875% due 03/15/05                                     125            126
      6.950% due 03/15/11                                     775            760
Dynegy, Inc.
      7.450% due 07/15/06                                     519            540
Echostar Broadband Corp.
      10.375% due 10/01/07                                     30             31
Echostar DBS Corp.
      9.375% due 02/01/09                                      79             81
El Paso Energy Corp.
      8.050% due 10/15/30                                     500            521
Emmis Escrow Corp.
   Step Up Bond
   Zero Coupon due 03/15/11 (b)                               120             68
Enron Corp.
      5.510% due 09/10/01                                   3,000          3,003
      7.875% due 06/15/03                                     900            938
EOP Operating, LP
      6.500% due 01/15/04                                   1,100          1,115
      7.500% due 04/19/29                                     510            467
ERAC USA Finance Co.
      8.250% due 05/01/05                                     900            929
ERP Operating, LP
      6.950% due 03/02/11                                     425            420
Exide Corp.
      2.900% due 12/15/05                                     750            311
Exodus Communications, Inc.
      11.625% due 07/15/10                                    580            458
Extendicare Health Services, Inc.
      9.350% due 12/15/07                                     600            507
Fairchild Semiconductor Corp.
     10.500% due 02/01/09                                      25             24

                                                     Multistrategy Bond Fund 137

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Federated Department Stores, Inc.
      7.000% due 02/15/28                                       325         287
      6.900% due 04/01/29                                       150         132
Finova Capital Corp.
   Series E
      5.193% due 06/18/03 (b)                                 2,000         811
First Security Corp.
      5.875% due 11/01/03                                     3,000       3,043
First Union Capital II
   Series A
      7.950% due 11/15/29                                        70          69
First Union Corp.
      6.950% due 11/01/04                                       489         508
      7.550% due 08/18/05                                       875         929
Fleet Boston Corp.
      7.375% due 12/01/09                                       500         522
FleetBoston Financial Corp.
      7.250% due 09/15/05                                       875         920
Florida Windstorm Underwriting
      7.125% due 02/25/19                                       550         537
Foamex LP Foamex Capital Corp.
      13.500% due 08/15/05                                      130          89
Ford Motor Co.
      6.625% due 10/01/28                                       145         128
      7.450% due 07/16/31                                       445         433
Ford Motor Credit Co.
      8.200% due 02/15/02                                     2,755       2,821
      5.350% due 02/13/03 (b)                                 2,000       1,986
      5.583% due 05/21/04 (b)                                 5,000       4,850
      6.700% due 07/16/04                                     1,400       1,433
      7.600% due 08/01/05                                     5,000       5,260
      5.800% due 01/12/09                                     1,375       1,283
      7.375% due 10/28/09                                     1,115       1,143
Fred Meyer, Inc.
      7.450% due 03/01/08                                       450         458
Fresenius Medical Care Capital Trust II
      7.875% due 08/02/01                                       500         486
Fugi JGB Investment, LLC
      9.870% due 12/31/49 (e)                                   275         237
General Electric Capital Corp.
   Series A
      7.375% due 01/19/10                                       520         562
General Motors Acceptance Corp.
      5.096% due 04/05/04 (b)                                 2,000       2,002
      7.750% due 01/19/10                                       750         790
Global Crossing Holdings, Ltd.
      9.625% due 05/15/08                                        50          47
Gold Eagle Cap 2001, Ltd.
      10.337% due 04/08/02                                      375         375
Golden State Holdings
      7.125% due 08/01/05                                     1,735       1,689
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                       370         369
GS Escrow Corp.
      7.000% due 08/01/03                                       125         125
GSI Group, Inc.
      10.250% due 11/01/07                                       85          61
GTE Corp.
      6.940% due 04/15/28                                       310         290
GTE North, Inc.
      6.900% due 11/01/08                                       195         199
Harrahs Operating Co., Inc.
      8.000% due 02/01/11                                       265         266
Hartford Financial Services Group, Inc.
      7.900% due 06/15/10                                        80          86
Hartford Life, Inc.
      7.650% due 06/15/27                                       220         226
      7.375% due 03/01/31                                       110         110
HCA - The Healthcare Co.
      8.750% due 09/01/10                                       175         189
      7.875% due 02/01/11                                       325         333
Health Net, Inc.
      8.375% due 04/15/11                                       265         260
Healthsouth Corp.
      10.750% due 10/01/08                                       70          75
Hertz Corp.
      7.625% due 08/15/07                                       130         135
HMH Properties, Inc.
   Series A
      7.875% due 08/01/05                                        80          79
Horseshoe Gaming Holding Corp.
      8.625% due 05/15/09                                       925         923
Household Finance Corp.
      7.875% due 03/01/07                                       504         541
      5.875% due 02/01/09                                       560         532
      8.000% due 07/15/10                                       515         558
Huntsman Corp.
      9.500% due 07/01/07                                        35          27
Huntsman ICI Holdings, LLC
   Zero Coupon due 12/31/09                                     500         156
Inter-American Development Bank
      5.375% due 01/18/06                                     2,100       2,082
Intermedia Communications, Inc.
      8.600% due 06/01/08                                       280         260
   Series B
      8.500% due 01/15/08                                       170         158
International Paper Co.
      8.000% due 07/08/03                                       425         444
Interpool Capital Trust
   Series B
      9.875% due 02/15/27                                       350         245

138 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Interpool, Inc.
      6.625% due 03/01/03                                       140         122
IPC Magazines Group PLC
      9.625% due 03/15/08                                        40          48
Isle of Capri Casinos, Inc.
      8.750% due 04/15/09                                       475         438
IT Group, Inc.
   Series B
      11.250% due 04/01/09                                      165         143
ITC Deltacom, Inc.
      9.750% due 11/15/08                                        45          29
John Hancock Mutual Life Insurance Co.
      7.375% due 02/15/24                                       350         336
John Q. Hammons Hotels
      8.875% due 02/15/04                                       100          97
Kellogg Co.
      7.450% due 04/01/31                                       280         272
Keyspan Corp.
      7.250% due 11/15/05                                       175         182
      7.625% due 11/15/10                                     1,385       1,466
KMart Funding Corp.
   Series F
      8.800% due 07/01/10                                       421         379
Kroger Co.
      7.250% due 06/01/09                                       405         416
      8.050% due 02/01/10                                       475         512
      8.000% due 09/15/29                                       475         495
Lear Corp.
   Series B
      7.960% due 05/15/05                                     1,325       1,325
Lehman Brothers Holdings, Inc.
      6.625% due 04/01/04                                       375         384
      8.250% due 06/15/07                                       475         514
Lenfest Communications, Inc.
      8.375% due 11/01/05                                       330         355
Level 3 Communications, Inc.
      11.000% due 03/15/08                                      225         155
Liberty Media Corp.
      7.875% due 07/15/09                                       425         412
Lockheed Martin Corp.
      8.500% due 12/01/29                                       175         194
Lodgenet Entertainment Corp.
      10.250% due 12/15/06                                       90          90
Lodgian Financing Corp.
      12.250% due 07/15/09                                       85          71
Lomak Petroleum, Inc.
      8.750% due 01/15/07                                        65          63
Louisiana Land and Exploration Co.
      7.650% due 12/01/23                                       794         804
Lowes Cos., Inc.
      6.875% due 02/15/28                                       535         476
      6.500% due 03/15/29                                       205         172
Lucent Technologies, Inc.
      6.450% due 03/15/29                                       515         289
Lyondell Chemical Co.
      10.875% due 05/01/09                                       40          40
Mandalay Resort Group
   Series B
      10.250% due 08/01/07                                       95         100
Masco Corp.
      6.750% due 03/15/06                                       350         352
May Department Stores Co.
      6.700% due 09/15/28                                       165         148
MBNA America Bank NA
   Series BKNT
      6.750% due 03/15/08                                       600         571
MCI WorldCom, Inc.
      6.950% due 08/15/28                                     1,435       1,212
McLeodUSA, Inc.
   Step Up Bond
   Zero Coupon due 03/01/07 (b)                                 950         717
Mediterranean PLC
      8.010% due 11/18/05                                       250         251
Meristar Hospitality Corp.
      9.000% due 01/15/08                                       200         201
      9.125% due 01/15/11                                        35          36
Metromedia Fiber Network, Inc.
   Series B
      10.000% due 11/15/08                                      705         469
Metropolitan Life Insurance Co.
      7.800% due 11/01/25                                       435         428
MGM Grand, Inc.
      9.750% due 06/01/07                                        95         101
Michael Foods Inc.
      11.750% due 04/01/11                                       90          95
Mirant Americas Generation, Inc.
      7.625% due 05/01/06                                       345         347
Mohegan Tribal Gaming Authority
      8.125% due 01/01/06                                       300         308
      8.750% due 01/01/09                                       250         258
Morgan Stanley Dean Witter & Co.
      8.000% due 06/15/10                                       800         868
Namazu Re, Ltd.
      9.553% due 12/02/04 (b)                                   285         280
NATG Holdings, LLC
   Series B
      12.750% due 02/01/10                                      129          86
National City Corp.
      6.875% due 05/15/19                                       500         475

                                                     Multistrategy Bond Fund 139

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
National Rural Utilities
      6.125% due 05/15/05                                     1,080       1,083
New England Education Loan
   Marketing Corp.
      5.238% due 06/11/01 (b)                                 4,000       4,003
New World Pasta Co.
      9.250% due 02/15/09                                        25          14
News America Holdings, Inc.
      8.875% due 04/26/23                                       300         312
News America, Inc.
      7.300% due 04/30/28                                       250         219
      7.625% due 11/30/28                                       375         342
Nextel Communications, Inc.
      9.375% due 11/15/09                                        65          54
      9.500% due 02/01/11                                       900         744
   Step Up Bond
   Zero Coupon due 09/15/07 (b)                                 855         620
   Zero Coupon due 02/15/08 (b)                                 425         283
   Zero Coupon due 04/15/08 (b)                                 165          79
Nextlink Communications, Inc.
      10.750% due 11/15/08                                      325         158
   Step Up Bond
   Zero Coupon due 04/15/08 (b)                                 625         169
   Zero Coupon due 06/01/09 (b)                                 300          75
Niagara Mohawk Power Corp.
      6.875% due 04/01/03                                       375         381
   Series F
      7.625% due 10/01/05                                       510         528
Nisource Finance Corp.
      7.875% due 11/15/10                                     1,270       1,341
Norfolk Southern Corp.
      6.750% due 02/15/11                                       500         489
      7.800% due 05/15/27                                       400         400
North American Van Lines, Inc.
      13.375% due 12/01/09                                       75          68
Northrop Grumman Corp.
      7.750% due 02/15/31                                       900         899
Oil Purchase Co.
      7.100% due 04/30/02                                       120         117
Orion Power Holdings, Inc.
      12.000% due 05/01/10                                       50          55
Panamsat Corp.
      6.125% due 01/15/05                                       925         891
Paxson Communications Corp.
      11.625% due 10/01/02                                      550         560
Penhall International Corp.
      12.000% due 08/01/06                                      125         120
Penn National Gaming, Inc.
      11.125% due 03/01/08                                       75          75
Petro Stopping Centers
      10.500% due 02/01/07                                       70          61
Pharmacia Corp.
      6.600% due 12/01/28                                       570         542
Phoenix Color Corp.
      10.375% due 02/01/09                                      100          67
Pinnacle Partners
      8.830% due 08/15/04                                       875         890
Plains Resources, Inc.
   Series B
      10.250% due 03/15/06                                        5           5
   Series F
      10.250% due 03/15/06                                       40          40
PMD Group, Inc.
      11.000% due 02/28/11                                      100         103
Prime Capital Calquake & Eurowind
      12.300% due 01/07/04 (b)                                  365         368
Prime Capital Hurricane
      11.300% due 01/07/04 (b)                                  365         392
Procter & Gamble Co.
      6.600% due 12/15/04                                       535         556
Progress Energy, Inc.
      7.100% due 03/01/11                                     1,525       1,532
Prudential Insurance Co. of America
      6.875% due 04/15/03                                       700         715
      6.375% due 07/23/06                                       475         474
PSEG Energy Holdings, Inc.
      9.125% due 02/10/04                                       225         233
PX Escrow Corp.
   Step Up Bond
   Zero Coupon due 02/01/06 (b)                               1,275         446
Qwest Capital Funding, Inc.
      7.250% due 02/15/11                                     1,350       1,355
Railamerica Transportation Corp.
      12.875% due 08/15/10                                       70          68
Raytheon Co.
      8.200% due 03/01/06                                       195         205
      8.300% due 03/01/10                                     1,145       1,214
Rent-A-Center, Inc.
      11.000% due 08/15/08                                      110         111
Republic Services, Inc.
      7.125% due 05/15/09                                       175         172
Resolution Performance Products
      13.500% due 11/15/10                                      125         133
Rockwell International Corp.
      6.700% due 01/15/28                                       185         166
Rose Hills Corp.
      9.500% due 11/15/04                                       500         340
Royster-Clark, Inc.
      10.250% due 04/01/09                                      105          88
Sabreliner Corp.
      11.000% due 06/15/08                                      100          78

140 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Safeway, Inc.
      6.150% due 03/01/06                                       925         921
      7.250% due 02/01/31                                       200         190
Saks, Inc.
      7.375% due 02/15/19                                       275         190
Salomon, Inc.
      6.000% due 12/03/02                                        51          46
Scotts Co.
      8.625% due 01/15/09                                       225         228
Sears Roebuck Acceptance Corp.
      6.250% due 05/01/09                                       780         729
Shopping Center Associates
      7.625% due 05/15/05                                     1,000       1,007
Simon Debartolo Group, LP
      6.625% due 06/15/03                                       500         501
Sinclair Broadcast Group, Inc.
      8.750% due 12/15/07                                        25          23
Six Flags, Inc.
      9.750% due 06/15/07                                       575         604
   Step Up Bond
   Zero Coupon due 04/01/08 (b)                                 375         309
Small Business Administration-SBIC
   Series 10B
      7.449% due 08/01/10                                       599         637
Smithfield Foods, Inc.
      7.625% due 02/15/08                                       325         315
Sola International, Inc.
      11.000% due 03/15/08                                       40          36
Southern California Edison Co.
      6.650% due 04/01/29                                       710         454
Spectrasite Holdings, Inc.
   Step Up Bond
   Zero Coupon due 04/15/09 (b)                                  30          16
   Series B
   Zero Coupon due 03/15/10 (b)                                  45          22
Spieker Properties, LP
      6.950% due 12/15/02                                       500         510
Sprint Capital Corp.
      6.375% due 05/01/09                                        75          70
      7.625% due 01/30/11                                       210         209
      6.875% due 11/15/28                                       969         810
State Street Corp.
      7.650% due 06/15/10                                       215         231
Station Casinos, Inc.
      10.125% due 03/15/06                                       49          51
      9.750% due 04/15/07                                        75          77
      9.875% due 07/01/10                                        25          26
Stewart Enterprises, Inc.
      6.700% due 12/01/03                                        95          81
Sun Microsystems, Inc.
      7.650% due 08/15/09                                       170         170
Suntrust Bank
      6.375% due 04/01/11                                       850         828
Suntrust Banks, Inc.
      7.750% due 05/01/10                                       180         193
Target Corp.
      7.500% due 08/15/10                                       195         207
      6.350% due 01/15/11                                       100          98
Tekni Plex, Inc.
   Series B
      12.750% due 06/15/10                                       30          25
Tele-Communications, Inc.
      9.800% due 02/01/12                                       650         773
Tembec Industries, Inc.
      8.500% due 02/01/11                                       185         190
Tenet Healthcare Corp.
      7.875% due 01/15/03                                        50          51
      8.625% due 12/01/03                                       275         287
      8.000% due 01/15/05                                       150         155
      6.000% due 12/01/05                                       725         611
Time Warner Entertainment Co., LP
      8.375% due 03/15/23                                       600         642
Time Warner, Inc.
      7.975% due 08/15/04                                       225         240
      7.750% due 06/15/05                                       300         320
      7.570% due 02/01/24                                       110         108
      6.625% due 05/15/29                                       805         716
Times Mirror Co.
      7.450% due 10/15/09                                       500         510
Toledo Edison Co.
      8.700% due 09/01/02                                       500         518
Transdigm, Inc.
      10.375% due 12/01/08                                       50          49
Transocean Sedco Forex, Inc.
      6.625% due 04/15/11                                       300         295
      7.500% due 04/15/31                                       250         246
Travelcenters of America, Inc.
      12.750% due 05/01/09                                       60          60
Trenwick Capital Trust I
      8.820% due 02/01/37                                       625         434
Tricon Global Restaurants, Inc.
      8.875% due 04/15/11                                       625         623
TRW, Inc.
      6.625% due 06/01/04                                     6,750       6,696
      7.625% due 03/15/06                                       405         414
U.S. Bancorp
   Series J
      6.875% due 12/01/04                                       850         874

                                                     Multistrategy Bond Fund 141

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)


                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Ubquitel Operating Co.
   Step Up Bond
   Zero Coupon due 04/15/10 (b)                                 153          67
Unilever Capital Corp.
      7.125% due 11/01/10                                     1,050       1,093
Union Planters Corp.
      7.750% due 03/01/11                                       450         461
United International Holdings, Inc.
   Step Up Bond
   Series B
   Zero Coupon due 02/15/08 (b)                                  45          20
United Rentals, Inc.
   Series B
      8.800% due 08/15/08                                        10           8
      9.250% due 01/15/09                                       185         159
United Technologies Corp.
      7.125% due 11/15/10                                       175         183
URS Corp.
   Series B
      12.250% due 05/01/09                                      145         145
US Airways
   Pass-thru Certificate
   Series 2000-1
      8.110% due 02/20/17                                       194         206
US Airways, Inc.
      7.076% due 03/20/21                                        55          55
US West Capital Funding, Inc.
      6.875% due 08/15/01                                     1,900       1,908
      6.875% due 07/15/28                                       750         658
USX Corp.
      6.850% due 03/01/08                                       800         804
Verizon Global Funding Corp.
      7.250% due 12/01/10                                       225         233
Viacom, Inc.
      7.700% due 07/30/10                                     1,050       1,115
Wal-Mart Stores, Inc.
      6.875% due 08/10/09                                        85          88
      7.550% due 02/15/30                                       525         570
Washington Mutual, Inc.
      7.500% due 08/15/06                                       478         508
      8.250% due 04/01/10                                       155         168
   Series A
      8.206% due 02/01/27                                       370         347
Waste Management, Inc.
      6.875% due 05/15/09                                       575         556
      7.375% due 08/01/10                                       600         597
      7.100% due 08/01/26                                     1,175       1,192
      7.000% due 07/15/28                                       400         351
Wells Fargo & Co.
      6.625% due 07/15/04                                       175         180
Wells Fargo Bank NA
      7.550% due 06/21/10                                       250         267
      6.450% due 02/01/11                                       500         496
Wellsford Residential Property Trust
      9.375% due 02/01/02                                       475         488
Westdeutsche Landesbank NY
      6.050% due 01/15/09                                       600         580
Williams Communications Group, Inc.
      11.700% due 08/01/08                                      600         269
Williams Cos, Inc.
      7.500% due 01/15/31                                       240         231
Williams Scotsman, Inc.
      9.875% due 06/01/07                                       150         132
WorldCom, Inc.
      7.375% due 01/15/03                                       875         884
      6.250% due 08/15/03                                       100         100
                                                                        -------
                                                                        196,713
                                                                        -------
EURODOLLAR BONDS - 4.0%
AES Corp.
      8.375% due 03/01/11                                         5           7
Calpine Canada Energy Finance
      8.500% due 05/01/08                                       700         696
Colombia, Republic of
      11.750% due 02/25/20                                      375         340
Deutsche Telekom
   International Finance BV
   Step Up Bond
      8.250% due 06/15/30 (b)                                   410         399
Ford Credit of Canada, Ltd.
      5.180% due 12/16/02                                     5,000       4,995
Ford Motor Credit Co.
      4.885% due 01/17/02 (b)                                 2,175       2,170
Global Crossing Holdings, Ltd.
      8.700% due 08/01/07                                       475         435
Household Bank Nevada NA
      4.571% due 10/22/03 (b)                                 4,000       3,982
Hutchison Whampoa Finance, Ltd.
      7.450% due 08/01/17                                       300         287
   Series C
      7.500% due 08/01/27                                       100          92
KPNQwest BV
      8.125% due 06/01/09                                       410         358
Merita Bank, Ltd.
      7.150% due 12/29/49 (e)                                 1,200       1,215
Morgan Stanley Dean Witter
   Series T
      5.227% due 03/11/03 (b)                                 1,700       1,699
Nordbanken AB
      8.950% due 11/29/49 (e)                                   700         752

142 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
NTL Communications Corp.
   Step Up Bond
   Series B
   Zero Coupon due 11/15/09 (b)                                25            12
Pacific Re, Ltd.
      8.894% due 05/31/03                                     345           345
Panama, Republic of
      6.438% due 07/17/16 (b)                                 307           245
Poland, Republic of
   Step Up Bond
   Series RSTA
      4.000% due 10/27/24 (b)                                 750           579
Quebec, Government of
      6.125% due 01/22/11                                     340           332
RAS Laffan Liquefied Natural Gas
      8.294% due 03/15/14                                     330           317
Republic of Brazil
      8.000% due 04/15/14 (b)                                  12             9
Royal Bank of Scotland PLC
   Series 1
      9.118% due 03/31/49 (e)                               2,650         2,935
Russia, Government of
   Step Up Bond
   Series REGS
   Zero Coupon due 03/31/30 (b)                               350           146
Russian Federation,
   Ministry of Finance
      12.750% due 06/24/28                                    150           134
Swiss Life Finance, Ltd.
      2.000% due 05/20/05                                     865           906
Telefonica Europe BV
      8.250% due 09/15/30                                     350           361
United Mexican States
      9.875% due 01/15/07                                     110           118
      10.375% due 02/17/09                                    175           193
      8.125% due 12/30/19                                     600           546
Versatel Telecom BV
      11.875% due 07/15/09                                     40            16
Western Capital, Ltd.
      9.440% due 01/07/03                                     440           439
                                                                         ------
                                                                         25,060
                                                                         ------
MORTGAGE-BACKED SECURITIES - 45.5%
Advanta Mortgage Loan Trust
   Series 97-4 Class M1
      7.040% due 01/25/29                                   1,339         1,358
Banc of America Commercial
   Mortgage, Inc.
   Series 2002-2 Class A2
      7.197% due 05/15/10                                     500           522
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class D
      6.600% due 12/19/07                                   1,500         1,467
   Series 1999-2 Class A2
      7.198% due 11/15/09                                     625           654
Chase Mortgage Finance Corp.
   Series 1994-C Class A6
      6.250% due 02/25/10                                     377           377
Countrywide Home Loans
   Series 2000-2 Class A2
      7.750% due 04/25/30                                     267           272
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 1998-C2 Class A1
      5.960% due 12/15/07                                     577           581
   Series 2001-CK1 Class B
      6.560% due 12/18/10                                     600           591
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5 Class A1
      5.563% due 06/25/26 (b)                                 442           435
Federal Home Loan Mortgage Corp.
      4.075% due 04/15/25                                   2,228           115
      7.000% 15 Year TBA (d)                                2,668         2,729
Federal Home Loan Mortgage Corp.
   Interest Only Strip
   Series 191 Class IO
      8.000% due 01/01/28                                   1,117           223
   Series 207 Class IO
      7.000% due 04/01/30                                   1,349           263
   Series 2247 Class SC
      2.475% due 08/15/30 (b)                               3,547           138
Federal Home Loan Mortgage Corp.
   Participation Certificate
      11.000% due 2020                                        465           519
      8.500% due 2025                                         509           542
      8.500% due 2027                                       2,428         2,569
      7.500% due 2030                                         993         1,014
      7.813% due 2030                                         799           836
   Step Up Bond
   Series 1707 Class S
      3.737% due 03/15/24 (b)                               1,178           122

                                                     Multistrategy Bond Fund 143

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
Federal National Mortgage Association
      6.500% 15 Year TBA (d)                                1,527         1,539
      6.000% 30 Year TBA (d)                                  905           873
      6.500% 30 Year TBA (d)                                8,603         8,490
      7.000% 30 Year TBA (d)                                5,950         5,990
      7.500% 30 Year TBA (d)                                1,800         1,837
      8.000% 30 Year TBA (d)                                5,050         5,220
      8.500% 30 Year TBA (d)                                3,900         4,082
      6.000% due 2003                                         114           115
      10.000% due 2005                                         58            59
      6.625% due 2010                                       2,220         2,313
      7.000% due 2016                                       1,386         1,415
      11.000% due 2016                                        461           522
      8.345% due 2023 (b)                                     281           284
      9.000% due 2025                                          45            47
      7.718% due 2026                                       2,161         2,224
      9.000% due 2026                                         432           461
      6.500% due 2029                                       2,961         2,932
      7.000% due 2029 (f)                                   3,238         3,264
      7.500% due 2029                                       4,425         4,515
      7.500% due 2030                                       5,939         6,059
      8.000% due 2030                                       5,955         6,156
      8.000% due 2030                                       2,190         2,264
      8.500% due 2030                                       7,021         7,348
      9.500% due 2030                                         908           974
      7.000% due 2031                                       6,538         6,589
      7.500% due 2031                                       1,974         2,014
      8.000% due 2031 (b)                                   2,000         2,068
      8.000% due 2031                                       1,334         1,379
      8.500% due 2031                                       5,332         5,580
      7.508% due 2040 (b)                                   5,180         5,233
   Series 1997-68 Class SC
      3.437% due 05/18/27 (b)                               1,987           134
   Series 1997-77 Class G
      6.500% due 05/18/23                                   1,490         1,531
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
      8.000% due 11/25/21                                   2,077         2,192
Federal National Mortgage Association
   Interest Only Strip
   Series 281 Class 2
      9.000% due 11/01/26                                     519           104
   Series 306 Class IO
      8.000% due 05/01/30                                   2,365           379
Federal National Mortgage Corp.
      6.000% 15 Year TBA Gold (d)                           1,403         1,389
      7.500% 15 Year TBA Gold (d)                           1,636         1,689
      8.000% 30 Year TBA (d)                                7,875         8,148
      6.000% 30 Year TBA Gold (d)                           1,382         1,335
      6.500% 30 Year TBA Gold (d)                           2,005         1,980
      7.000% 30 Year TBA Gold (d)                           6,800         6,860
      7.500% 30 Year TBA Gold (d)                           5,418         5,533
   Series 1037 Class Z
      9.000% due 02/15/21                                     511           540
   Series 2006 Class B
      6.500% due 08/15/23                                   3,068         3,107
   Series 2266 Class F
      5.465% due 11/15/30 (b)                               4,911         4,913
First Union National Bank-Chase
   Manhattan Bank Commercial
   Mortgage Trust
   Series 1999-C2 Class A2
      6.645% due 04/15/09                                     525           534
GE Capital Commercial Mortgage Corp.
   Series 2001-1 Class A1
      6.079% due 10/15/10                                     325           326
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1997-C1 Class A2
      6.850% due 09/15/06                                     230           238
   Series 1998-C1 Class A2
      6.700% due 03/15/08                                   3,000         3,046
   Series 1998-C2 Class A2
      6.420% due 08/15/08                                     525           528
Government National Mortgage Association
      6.000% 30 Year TBA (d)                                6,000         5,821
      6.500% 30 Year TBA (d)                               62,000        61,497
      7.000% 30 Year TBA (d)                               10,600        10,709
      9.000% due 2017                                       1,345         1,442
      10.000% due 2022                                        427           469
      7.125% due 2023 (b)                                     379           387
      7.375% due 2023 (b)                                     779           789
      7.750% due 2023 (b)                                     239           244
      7.000% due 2024                                       1,528         1,561
      7.125% due 2024 (b)                                     890           912
      7.625% due 2024 (b)                                     785           804
      8.000% due 2024                                         105           109
      6.375% due 2025                                       1,215         1,232
      6.750% due 2025                                         123           125

144 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
      7.375% due 2025 (b)                                     307           312
      7.625% due 2025                                         177           181
      10.000% due 2025                                        625           686
      7.000% due 2026                                       1,033         1,058
      8.500% due 2026                                         902           943
      6.750% due 2027                                         809           827
      7.375% due 2027 (b)                                   1,149         1,164
      7.750% due 2027 (b)                                     471           481
      6.500% due 2028                                       2,340         2,322
      6.000% due 2029                                      19,091        18,483
      7.500% due 2029 (b)                                   1,177         1,205
      8.000% due 2029                                         892           923
      6.500% due 2031                                         440           436
      7.000% due 2031                                       1,371         1,385
   Series 2000-8 Class SA
      3.428% due 01/16/30 (b)                               1,661           120
   Series 2000-9 Class SH
      3.977% due 02/16/30 (b)                               3,275           270
Government National
   Mortgage Association II
      6.500% 30 Year TBA (d)                                1,000           988
Government National
   Mortgage Association
   Pass-thru Certificates
   Series 1999-43 Class UD
      2.961% due 11/16/29 (b)                               2,370           159
   Series 1999-44 Class SA
      3.511% due 12/16/29 (b)                               1,898           145
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09                                     295           317
   Series 2000-C4 Class A2
      7.370% due 06/15/10                                     500           528
Midland Realty Acceptance Corp.
   Series 1996-C2 Class A2
      7.233% due 01/25/29                                   1,000         1,047
Morgan Stanley Capital I, Inc.
   Series 1998-XL1 Class A3
      6.480% due 05/03/08                                     303           306
Nationslink Funding Corp.
   Series 1999-SL Class A4
      6.654% due 02/10/06                                     500           514
PNC Mortgage Acceptance Corp.
   Series 2000-C2 Class A2
      7.300% due 09/12/10                                     550           577
Residential Funding
   Mortgage Securities I
   Series 1993-S20 Class A8
      6.980% due 06/25/08                                     900           913
   Series 1997-S6 Class A5
      7.000% due 05/25/12                                     896           896
Residential Funding
   Mortgage Securities II
   Series 1997-HS5 Class M1
      7.010% due 05/25/27                                   1,400         1,423
Resolution Trust Corp.
   Series 1994 - C2 Class G
      8.000% due 04/25/25                                     546           546
   Series 1994-1 Class M-2
      7.750% due 09/25/29                                     318           317
Salomon Brothers
   Mortgage Securities VII
   Series 1999-NC3 Class A
      4.856% due 07/25/29 (b)                               2,634         2,638
   Series 2000-C3 Class A2
      6.592% due 10/18/10                                     600           605
Salomon Brothers
   Mortgage Securities VII
   Mortgage Pass-thru Certificate
   Series 1994-16 Class A
      9.227% due 11/25/24 (b)                                 208           212
Vendee Mortgage Trust
   Series 2000-1 Class 2G
      7.250% due 06/15/09                                     330           341
Vornado Finance, LLC
   Series 2000-VNO Class C
      8.095% due 03/15/10                                   1,000         1,063
Washington Mutual
   Series 2000-1R Class A
      5.210% due 07/26/03                                     594           593
                                                                        -------
                                                                        282,704
                                                                        -------
NON-US BONDS - 1.0%
British Sky Broadcasting
      7.750% due 07/09/09              GBP                     20            26
Brokat Infosystems AG
      11.500% due 03/31/10             EUR                      5             2
Callahan Nordrhein-Westfalen Gmbh
      14.000% due 07/15/10             EUR                     20            18
Colt Telecom Group PLC
      7.625% due 12/15/09              GBP                     55            45
Completel Europe NV
   Series B
      14.000% due 04/15/10             EUR                     50            30
Coral Group Holdings PLC
   Series B
      13.500% due 09/30/09             GBP                     11            15
Diamond Holdings PLC
      10.000% due 02/01/08             GBP                     15            17
Energis PLC
      9.500% due 06/15/09              GBP                     65            90

                                                     Multistrategy Bond Fund 145

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                      PRINCIPAL          MARKET
                                                       AMOUNT             VALUE
                                                        (000)             (000)
                                                          $                 $
                                                    -------------        ------
Gala Group Holdings PLC
      12.000% due 06/01/10                          GBP        20            29
Germany, Federal Republic of
      5.250% due 07/04/10                           EUR       600           541
      5.250% due 01/04/11                           EUR     3,600         3,251
      5.625% due 01/04/28                           EUR       210           186
      4.750% due 07/04/28                           EUR       200           156
Hungary, Government of
      15.500% due 05/12/01                          HUF    12,000            40
      9.500% due 01/12/02                           HUF    24,500            81
   Series 02/K
      9.500% due 06/12/02                           HUF    36,600           121
Hungary, Republic of
      13.500% due 11/24/01                          HUF    53,300           179
Ineos PLC
      8.625% due 04/30/05                           EUR        80            39
IPC Magazines Group, PLC
   Step Up Bond
   Zero Coupon due 03/15/08 (b)                     GBP        20            18
Ispat Europe Group SA
      11.875% due 02/01/11                          EUR        10             9
Jazztel PLC
      14.000% due 07/15/10                          EUR        60            28
Jones Lang LaSalle Finance
      9.000% due 06/15/07                           EUR        35            33
Kappa Beheer BV
      10.625% due 07/15/09                          EUR        30            29
Kappa Beheer BV
   Step Up Bond
      12.500% due 07/15/09 (b)                      EUR         5             3
KPNQwest BV
      8.875% due 02/01/08                           EUR        70            55
Lesotho Highlands Water
      12.000% due 12/01/05                          ZAR     1,190           147
      13.000% due 09/15/10                          ZAR     1,000           127
   Series WS02
      12.500% due 04/15/02                          ZAR       910           114
Mexico, Government of
      16.000% due 01/23/03                          MXN     2,456           271
      14.000% due 01/22/04                          MXN       629            68
Ono Finance PLC
   Series UNIT
      14.000% due 02/15/11                          EUR        95            70
Preem Holdings AB
      10.625% due 03/31/11                          EUR        55            51
Premier International Foods PLC
   Series L
      12.250% due 09/01/09                          GBP        20            28
PTC International Finance
      11.250% due 12/01/09                          EUR         5             4
Regional Independent Media
   Step Up Bond
   Zero Coupon due 07/01/08 (b)                     GBP        50            56
Resolution Funding Corp.
   Principal Strip
   Zero Coupon due 01/15/21                         EUR     1,232           349
Telewest Communications PLC
   Step Up Bond
   Zero Coupon due 04/15/09 (b)                     GBP        90            69
TM Group Holdings
      11.000% due 05/15/08                          EUR        25            25
United Pan-Europe Communications
      11.250% due 02/01/10                          EUR        55            31
United Pan-Europe Communications NV
   Series B
      13.375% due 11/01/09 (b)                      EUR        40            13
                                                                         ------
                                                                          6,464
                                                                         ------
UNITED STATES GOVERNMENT AGENCIES - 3.7%
Federal Home Loan Bank
      5.375% due 01/05/04                                   1,020         1,031
Federal Home Loan Mortgage Corp.
      5.250% due 02/15/04                                   1,300         1,310
Federal National Mortgage Association
      5.125% due 02/13/04                                   2,200         2,210
      7.125% due 01/15/30                                   4,195         4,506
   Zero Coupon due 06/01/17                                 6,400         2,253
Federal National Mortgage Corp.
      5.750% due 03/15/09                                   1,725         1,710
      6.750% due 09/15/29                                   4,725         4,845
Small Business Administration
   Series 97-D
      7.500% due 04/01/17                                   4,546         4,782
                                                                         ------
                                                                         22,647
                                                                         ------
UNITED STATES GOVERNMENT TREASURIES - 8.6%
United States Treasury Bond Principal Strip
   Zero Coupon due 11/15/21                                 8,208         2,335
   Zero Coupon due 11/15/24                                 3,178           762
   Zero Coupon due 11/15/27                                 1,950           397
United States Treasury Bonds
      8.875% due 02/15/19                                     300           399
      6.125% due 11/15/27                                     750           770
      3.625% due 04/15/28                                     652           663
      3.875% due 04/15/29                                   6,843         7,277
      6.250% due 05/15/30                                   5,450         5,745
United States Treasury Interest Only Strips
   Zero Coupon due 02/15/11                                 5,080         2,978

146 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT         VALUE
                                                            (000)         (000)
                                                              $             $
                                                          ---------      ------
United States Treasury Notes
      6.625% due 04/30/02 (f)                               6,175         6,325
      3.625% due 07/15/02 (f)                               1,207         1,230
      5.125% due 12/31/02                                   1,400         1,419
      7.500% due 02/15/05                                   7,240         7,907
      6.750% due 05/15/05 (f)                               1,175         1,256
      5.750% due 11/15/05                                   2,500         2,588
      3.375% due 01/15/07                                   3,106         3,158
      3.625% due 01/15/08                                   2,938         3,016
      3.875% due 01/15/09                                   1,393         1,451
      5.750% due 08/15/10                                   2,650         2,717
      5.000% due 02/15/11                                     980           955
                                                                        -------
                                                                         53,348
                                                                        -------
YANKEE BONDS - 2.8%
Abbey National PLC
      7.950% due 10/26/29                                      55            60
Abitibi-Consolidated, Inc.
      8.850% due 08/01/30                                     865           882
Alberta Energy Co., Ltd.
      8.125% due 09/15/30                                     440           473
Alestra SA de RL de CV
      12.625% due 05/15/09                                    240           197
Amvescap PLC
      6.600% due 05/15/05                                     925           925
Avecia Group PLC
      11.000% due 07/01/09                                     85            89
British Sky Broadcasting Group PLC
      6.875% due 02/23/09                                     150           138
      8.200% due 07/15/09                                     750           744
Canadian National Railway Co.
      6.900% due 07/15/28                                     700           647
Colt Telecom Group PLC
   Step Up Bond
   Zero Coupon due 12/15/06 (b)                               600           594
Domtar, Inc.
      8.750% due 08/01/06                                     400           425
Dynacare, Inc.
      10.750% due 01/15/06                                     70            71
Edperbrascan Corp.
      7.125% due 12/16/03                                     925           924
Glencore Nickel Party, Ltd.
      9.000% due 12/01/14                                     305           220
Global Crossing Holdings, Ltd.
      9.125% due 11/15/06                                     310           293
Grupo Iusacell SA de CV
   Series B
      10.000% due 07/15/04                                    750           735
GT Group Telecom, Inc.
   Step Up Bond
   Zero Coupon due 02/01/10 (b)                             1,515           523
Gulf Canada Resources, Ltd.
      7.125% due 01/15/11                                     450           451
Hyundai Semiconductor America, Inc.
      8.625% due 05/15/07                                     130            72
Innova S de R.L.
      12.875% due 04/01/07                                    115            98
Koninklijke KPN NV
      8.000% due 10/01/10                                     200           193
      8.375% due 10/01/30                                     775           682
National Westminster Bank PLC
      7.750% due 04/29/49 (e)                                 600           596
Nortel Networks, Ltd.
      6.125% due 02/15/06                                   1,100         1,036
Quebec, Province of
      7.500% due 07/15/23                                     800           849
Regional Independent Media
      10.500% due 07/01/08                                     70            72
Royal Caribbean Cruises, Ltd.
      7.000% due 10/15/07                                     900           832
      7.500% due 10/15/27                                     550           427
St. George Bank, Ltd.
      7.150% due 10/01/05                                     700           717
Stagecoach Holdings PLC
      8.625% due 11/15/09                                     750           698
Tyco International Group SA
      6.875% due 09/05/02                                     170           173
      6.125% due 01/15/09                                   1,325         1,260
      6.750% due 02/15/11                                     850           842
      7.000% due 06/15/28                                      40            37
United Pan-Europe Communications
   Step Up Bond
   Series B
   Zero Coupon due 08/01/09 (b)                               130            41
   Zero Coupon due 02/01/10 (b)                                60            19
Vodafone Group PLC
      7.750% due 02/15/10                                      65            68
   Series B
      7.875% due 02/15/30                                     515           542
                                                                        -------
                                                                         17,645
                                                                        -------
TOTAL LONG-TERM INVESTMENTS
(cost $629,586)                                                         631,463
                                                                        -------

                                                     Multistrategy Bond Fund 147

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                          NOTIONAL      MARKET
                                                           AMOUNT        VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------     -------
OPTIONS PURCHASED - 0.0%
Government National
   Mortgage Association (c)
   May 92.63 Put                                             54,700          --
   May 94.64 Put                                             22,320          --
United States Treasury Notes (c)
   Aug 103.97 Call                                            3,475          31
                                                                        -------
TOTAL OPTIONS PURCHASED
(cost $67)                                                                   31
                                                                        -------
                                                           NUMBER
                                                             OF
                                                           SHARES
                                                          ---------
PREFERRED STOCKS - 0.5%
California Federal Preferred
   Capital Corp.                                             38,700         977
Equity Office Properties Trust                               18,000         820
Global Crossing Holdings, Ltd.                               10,000         875
Paxson Communications Corp.                                     423         427
                                                                        -------

TOTAL PREFERRED STOCKS
(cost $3,245)                                                             3,099
                                                                        -------
                                                          PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                              $
                                                          ---------
SHORT-TERM INVESTMENTS - 18.8%
British Telecommunications PLC
      6.852% due 10/09/01                                     1,750       1,750
Citibank CRC Linked Deposit
      13.500% due 05/22/01 (a)                                  132         132
Federal Farm Credit Bank
   Consolidated Discount Note
      4.450% due 07/10/01                                       104         103
Federal Home Loan Bank
   Consolidated Discount Note
      4.560% due 02/27/02                                       199         191
      4.600% due 06/13/01 (a)                                 2,375       2,363
      4.160% due 06/19/01 (a)                                   275         273
      4.540% due 07/03/01                                       100          99
      4.460% due 07/06/01                                       294         291
      4.470% due 07/17/01                                       100          76
      4.100% due 07/20/01                                       100          99
      4.050% due 07/30/01                                       125         124
      3.980% due 04/23/02                                       259         249
Federal Home Loan Bank Discount Note
      5.949% due 05/01/01 (a)                                   160         160
      5.120% due 05/07/01 (a)                                   139         139
      4.670% due 05/23/01 (a)                                   100         100
      5.848% due 05/31/01 (a)                                   223         222
      6.039% due 06/01/01 (a)                                   100         100
      5.781% due 06/20/01 (a)                                   347         345
      5.758% due 06/27/01 (a)                                   170         170
      5.430% due 12/10/01                                       100          96
      5.317% due 12/21/01                                       100          96
      5.030% due 05/21/01 (a)                                   228         227
      4.800% due 11/19/01                                       100          97
Federal Home Loan Mortgage Corp.
   Discount Notes
      4.300% due 05/04/01 (a)                                   151         151
      4.900% due 05/08/01 (a)                                   100         100
      5.400% due 05/15/01 (a)                                   304         303
      4.590% due 06/28/01 (a)                                   100          99
      4.000% due 07/13/01                                     1,750       1,734
      6.069% due 10/11/01                                       146         140
   Series RB
      5.160% due 05/10/01 (a)                                   168         168
      5.140% due 05/03/01 (a)                                   100         100
Federal National Mortgage Association
   Discount Notes
      6.364% due 05/14/01 (a)                                16,277      16,249
      4.250% due 05/24/01 (a)                                   226         225
      6.573% due 05/30/01 (a)                                   100          99
      4.710% due 05/31/01 (a)                                   100         100
      4.580% due 06/21/01 (a)                                    10          10
      6.319% due 07/27/01                                       272         262
      6.310% due 08/10/01                                       100          96
      6.084% due 09/27/01                                       315         302
      6.055% due 11/02/01                                       274         260
      5.714% due 11/30/01                                       255         255
      5.334% due 12/14/01                                       330         330
      4.760% due 05/07/01 (a)                                   255         255
      4.580% due 06/05/01 (a)                                    78          78
      4.570% due 06/06/01 (a)                                   204         203
      4.560% due 06/11/01 (a)                                   120         119
   Series BB
      4.280% due 05/17/01 (a)                                 7,100       7,087
      4.540% due 07/05/01                                       203         201
Frank Russell Investment Company
   Money Market Fund,
   due on demand (a)                                         80,291      80,291
Salomon, Inc.
      14.000% due 05/25/01 (a)                                   63          63
      14.900% due 12/06/01                                       83          83
United States Treasury Bills
      4.900% due 05/17/01 (a)(f)                                 65          65
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(cost $116,955)                                                         116,930
                                                                        -------

See accompanying notes which are an integral part of the financial statements.

148 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                            NUMBER     MARKET
                                                          OF SHARES    VALUE
                                                            (000)       (000)
                                                              $           $
                                                          ---------    --------
WARRANTS - 0.0%(c)
GT Group Telecom, Inc.
   2010 Warrants                                              1,515          42
Railamerica Transportation Corp.
   2010 Warrants                                                 70           2
Travelcenters of America, Inc.
   2009 Warrants                                                 90           1
Ubiquitel, Inc.
   2010 Warrants                                                108           1
United Mexican States
   2003 Warrants                                            615,000           7
                                                                       --------

TOTAL WARRANTS
(cost $86)                                                                   53
                                                                       --------

TOTAL INVESTMENTS - 120.9%
(identified cost $749,939)                                              751,576

OTHER ASSETS AND LIABILITIES,
NET - (20.9%)                                                          (129,859)
                                                                       --------

NET ASSETS - 100.0%                                                     621,717
                                                                       ========

(a) At amortized cost, which approximates market.
(b) Adjustable or floating rate security.
(c) Nonincome-producing security.
(d) Forward commitment.
(e) Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g) Each contract represents $100,000 notional value.
(h) Each contract represents $125,000 notional value.
(i) Each contract represents $250,000 notional value.

Abbreviations:
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
CRC - Costa Rican colon
CZK - Czech koruna
EUR - Euro dollar
GBP - British pound sterling
HUF - Hungarian forint
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
MXN - Mexican peso
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SKK - Slovakian koruna
TWD - New Taiwan dollar
USD - United States dollar
UYU - Uruguayan pesor
VEB - Venezuelan bolivar

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 149

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                   UNREALIZED
                                                    NUMBER        APPRECIATION
                                                      OF         (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS          (000)
                                                  -----------    ---------------
LONG POSITIONS
Euribor Futures (i)
   expiration date 06/01                                   4     $            3
   expiration date 03/02                                  33                 (6)
Euro Dollar Futures (i)
   expiration date 03/02                                  27                  7
   expiration date 06/02                                  64                (19)
   expiration date 09/02                                  64                (25)
   expiration date 12/02                                  64                (31)
   expiration date 03/03                                  37                (26)
   expiration date 06/03                                   4                 (1)
   expiration date 09/03                                   4                 (1)
   expiration date 12/03                                   4                 (1)
   expiration date 03/04                                   4                 (1)
Germany, Fed. Rep. Bonds
   10 Year Futures
   expiration date 06/01 (g)                             167               (195)
Libor Futures (h)
   expiration date 03/02                                   9                  5
   expiration date 06/02                                   9                  4
   expiration date 09/02                                   9                  3
   expiration date 12/02                                   9                  2
United States Treasury Bond Futures
   expiration date 06/01 (g)                             303             (1,646)
United States Treasury Notes
   10 Year Futures
   expiration date 06/01(g)                              185               (161)

SHORT POSITIONS
United States Treasury Bond Futures
   expiration date 06/01 (g)                             144                596
United States Treasury Notes
   2 Year Futures
   expiration date 06/01 (g)                               3                 (3)
United States Treasury Notes
   5 Year Futures
   expiration date 06/01 (g)                             174                 91
United States Treasury Notes
   10 Year Futures
   expiration date 06/01 (g)                             254                580
                                                                 ---------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                     $         (825)
                                                                 ==============

                                                    Notional          Market
                                                     Amount            Value
                                                     (000)             (000)
OPTIONS WRITTEN                                        $                 $
                                                  -----------   ----------------
Eurodollar Futures
   Dec 95.00 Put                                          55                  7
   Dec 95.25 Put                                         252                 52
United States Treasury Notes
   Aug 102.47 Call                                     3,475                 59
   Aug 109.47 Call                                     3,475                  3
United States Treasury Notes
   10 Year Futures
   May 105.00 Put                                         41                 69
   May 107.00 Call                                        10                  1
   May 108.00 Call                                        76                  2
                                                                 --------------

Total Liability for Options Written
   apremiums received $183)                                                 193
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

150 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
 CONTRACTS TO         IN EXCHANGE                                APPRECIATION
    DELIVER                FOR              SETTLEMENT          (DEPRECIATION)
     (000)                (000)               DATE                   (000)
-------------        -------------         -----------          --------------
USD      151         ARS       152           05/04/01           $            1
USD      523         ARS       525           05/04/01                        2
USD       26         ARS        26           05/07/01                       --
USD       99         ARS        99           05/08/01                       --
USD       16         ARS        16           05/16/01                       --
USD       43         ARS        43           05/16/01                       --
USD      298         ARS       301           06/04/01                       (2)
USD       82         ARS        83           06/05/01                       (1)
USD       42         ARS        42           06/13/01                       --
USD        2         ARS         2           06/13/01                       --
USD       82         ARS        84           06/19/01                       --
USD        2         ARS         2           06/19/01                       --
USD      160         BRL       324           05/31/01                      (14)
USD      221         BRL       446           05/31/01                      (19)
USD       88         BRL       182           09/27/01                       (9)
USD       62         CLP    34,643           05/14/01                       (4)
USD       60         CLP    34,080           08/14/01                       (4)
USD      173         CLP   101,551           09/28/01                       (6)
USD      218         CLP   127,966           10/04/01                       (8)
USD       15         CLP     8,642           10/10/01                       (1)
USD      142         CLP    84,604           12/13/01                       (4)
USD      199         CLP   116,913           02/27/02                      (10)
USD       40         CNY       332           05/10/01                       --
USD      228         CNY     1,891           05/21/01                       --
USD       78         CNY       647           05/21/01                       --
USD      150         CNY     1,246           07/11/01                       --
USD      125         CNY     1,038           07/31/01                       --
USD       21         CRC     6,874           05/21/01                       --
USD       17         CRC     5,606           06/22/01                       --
USD       17         CRC     5,573           07/16/01                       --
USD      255         CZK     9,942           05/07/01                        1
USD      103         CZK     3,941           05/11/01                       (2)
USD      102         CZK     3,891           06/01/01                       (2)
USD       59         CZK     2,215           06/07/01                       (2)
USD      204         CZK     7,856           06/11/01                       (3)
USD       87         CZK     3,240           06/12/01                       (4)
USD       66         CZK     2,570           07/17/01                       --
USD    1,060         EUR     1,200           06/05/01                        4
USD       18         EUR        20           07/26/01                       (1)
USD       40         EUR        44           07/26/01                       (1)
USD       17         EUR        19           07/26/01                       --
USD      183         EUR       204           07/26/01                       (2)
USD       19         EUR        22           07/26/01                       --
USD        9         EUR        10           07/26/01                       --
USD       46         EUR        51           07/26/01                       --
USD        7         GBP         5           07/26/01                       --
USD       32         HUF     9,937           06/05/01                        1
USD       21         HUF     6,083           06/11/01                       (1)
USD      272         HUF    78,244           08/06/01                      (17)
USD      146         HUF    45,520           10/15/01                        1
USD       30         ILS       126           05/10/01                        1
USD      270         ILS     1,110           06/20/01                       (3)
USD       86         ILS       362           06/28/01                        1
USD      168         INR     7,918           05/14/01                        1
USD      140         INR     6,649           06/20/01                        2
USD      101         INR     4,816           07/05/01                        1
USD      102         INR     4,863           07/10/01                        2
USD       39         KES     3,063           06/12/01                       --
USD       94         KES     7,349           06/18/01                       --
USD       51         KES     3,990           06/25/01                       --
USD       20         KRW    25,310           05/14/01                       (1)
USD       26         KRW    34,905           06/11/01                        1
USD      207         KRW   267,755           06/20/01                       (5)
USD       55         KRW    71,610           07/23/01                       (1)
USD      178         MXN     1,686           06/18/01                        1
USD       47         MXN       470           06/22/01                        3
USD      150         MXN     1,514           06/22/01                       11
USD      366         MXN     3,648           06/22/01                       21
USD       33         MXN       341           08/27/01                        2
USD      218         MXN     2,263           12/19/01                       10
USD       51         MXN       549           03/12/02                        3
USD      259         MXN     2,680           04/18/02                        2
USD      168         PEN       612           06/28/01                       --
USD       78         PHP     3,923           05/07/01                       (2)
USD       84         PHP     4,131           06/01/01                       (4)
USD      120         PHP     6,204           06/11/01                       (1)
USD       50         PHP     2,553           07/03/01                       (1)
USD      104         PHP     5,444           07/10/01                       --
USD      127         PHP     6,585           07/10/01                       (1)
USD      226         PLN     1,139           10/02/01                       47
USD      274         PLN     1,407           11/16/01                       60
USD       55         PLN       243           11/20/01                        3
USD      255         PLN     1,264           12/07/01                       43
USD       91         RUB     2,648           05/15/01                       --
USD       67         RUB     1,953           05/18/01                       --
USD      226         RUB     6,560           05/24/01                       --
USD       64         RUB     1,868           05/30/01                       --
USD       95         RUB     2,781           06/14/01                       --
USD       48         SKK     2,309           05/11/01                       (1)
USD       70         SKK     3,456           05/17/01                       --
USD       22         SKK     1,118           05/22/01                        1
USD      217         SKK    10,790           06/05/01                        2
USD       93         SKK     4,590           06/08/01                        1
USD       25         SKK     1,230           06/11/01                       --
USD      100         SKK     4,973           06/15/01                        1
USD       14         SKK       698           06/25/01                       --

                                                   Multistrategy Bond Fund 151

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                  UNREALIZED
 CONTRACTS TO          IN EXCHANGE                               APPRECIATION
    DELIVER                 FOR              SETTLEMENT         (DEPRECIATION)
     (000)                 (000)               DATE                  (000)
-------------         -------------         -----------         --------------
USD       112         SKK     5,558           12/18/01          $            (1)
USD        56         SKK     2,783           12/21/01                       --
USD        87         SKK     4,270           12/27/01                       (1)
USD       181         TWD     5,948           05/21/01                       (1)
USD        31         TWD     1,027           07/20/01                       --
USD        99         UYU     1,277           05/08/01                       --
USD        91         UYU     1,175           05/14/01                       (1)
USD        86         VEB    61,306           05/09/01                       --
USD        92         VEB    65,605           05/31/01                       (1)
USD        78         VEB    55,673           06/05/01                       --
USD       275         VEB   197,381           06/20/01                       (1)
USD        57         VEB    40,826           06/22/01                       --
USD       257         VEB   184,413           06/25/01                       (1)
ARS       301         USD       294           06/04/01                       (2)
ARS        83         USD        81           06/05/01                       (1)
ARS        44         USD        44           06/13/01                       (1)
ARS        86         USD        82           06/16/01                       (2)
BRL       193         USD        96           05/31/01                        9
BRL       380         USD       168           10/16/01                        4
CLP   152,660         USD       253           05/08/01                       (2)
CLP   133,340         USD       219           06/25/01                       (2)
EUR       287         USD       255           05/07/01                       --
EUR       114         USD       103           05/11/01                        2
EUR        53         USD        48           05/11/01                        1
EUR        80         USD        70           05/17/01                       --
EUR       107         USD       102           06/01/01                        7
EUR       246         USD       217           06/05/01                       (1)
EUR        61         USD        59           06/07/01                        5
EUR       104         USD        93           06/08/01                       --
EUR        28         USD        25           06/11/01                       --
EUR       226         USD       204           06/11/01                        3
EUR        89         USD        87           06/12/01                        9
EUR       113         USD       100           06/15/01                       --
EUR        16         USD        14           06/25/01                       --
EUR        74         USD        66           07/17/01                       --
EUR        32         USD        29           07/26/01                       --
EUR       228         USD       204           07/26/01                        2
EUR     2,556         USD     2,292           07/26/01                       28
EUR       164         USD       146           10/15/01                       --
EUR       125         USD       112           12/18/01                        1
EUR        62         USD        56           12/21/01                        1
EUR        95         USD        87           12/27/01                        3
GBP        64         USD        92           07/26/01                        1
GBP        93         USD       134           07/26/01                        1
GBP       163         USD       234           07/26/01                        1
ILS       543         USD       132           06/20/01                        1
INR     6,477         USD       137           05/14/01                       (1)
JPY    12,380         USD       103           07/26/01                        2
JPY    41,356         USD       343           07/26/01                        6
JPY     3,049         USD        25           07/26/01                        1
JPY       750         USD         6           07/26/01                       --
MXN     1,686         USD       178           06/18/01                       (2)
MXN     1,532         USD       148           06/22/01                      (16)
MXN     1,315         USD       132           06/22/01                       (8)
MXN     2,784         USD       293           06/22/01                       (3)
MXN       341         USD        35           08/27/01                       --
PEN       171         USD        48           05/18/01                       --
UYU       626         USD        48           05/14/01                       --
                                                                  -------------
                                                                  $         133
                                                                  =============

See accompanying notes which are an integral part of the financial statements.

152 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2001 (Unaudited)
INTEREST RATE SWAPS


                                                                   UNREALIZED
  NOTIONAL                                                        APPRECIATION
   AMOUNT     FUND RECEIVES         FUND PAYS      TERMINATION   (DEPRECIATION)
    (000)       FIXED RATE        FLOATING RATE        DATE           (000)
-----------  ---------------  -------------------  ------------   -------------
USD  24,400       6.00%       3 month LIBOR          06/15/06     $         338
                                                                  -------------
                                                                  $         338
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 153

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $749,939)................  $   751,576
Cash............................................................        4,237
Foreign currency holdings (identified cost $1,373)..............        1,373
Unrealized appreciation on forward foreign currency
   exchange contracts...........................................          318
Receivables:
   Dividends and interest.......................................        7,262
   Investments sold (regular settlement)........................        4,874
   Investments sold (delayed settlement)........................       10,857
   Fund shares sold.............................................        1,399
Receivable for interest rate swaps..............................          338
                                                                  -----------
       Total assets.............................................      782,234

LIABILITIES
Payables:
   Investments purchased (regular settlement)........  $   5,158
   Investments purchased (delayed settlement)........    154,078
   Fund shares redeemed..............................        320
   Accrued fees to affiliates........................        477
   Other accrued expenses............................         69
   Daily variation margin on futures contracts.......         37
Unrealized depreciation on forward foreign
   currency exchange contracts.......................        185
Options written, at market value (premiums
   received $183)....................................        193
                                                       ---------

       Total liabilities........................................      160,517
                                                                  -----------

NET ASSETS......................................................  $   621,717
                                                                  ===========
NET ASSETS CONSIST OF:
Undistributed net investment income.............................  $     3,064
Accumulated net realized gain (loss)............................      (20,880)
Unrealized appreciation (depreciation) on:
   Investments..................................................        1,637
   Futures contracts............................................         (825)
   Options written..............................................          (10)
   Interest rate swaps..........................................          338
   Foreign currency-related transactions........................          129
Shares of beneficial interest...................................          634
Additional paid-in capital......................................      637,630
                                                                  -----------
NET ASSETS......................................................  $   621,717
                                                                  ===========
NET ASSET VALUE, offering and redemption
   price per share:
   Class C ($12,308,447 divided by 1,256,409
       shares of $.01 par value shares of
       beneficial interest outstanding).........................  $      9.80
                                                                  ===========
   Class E ($9,284,692 divided by 946,470
      shares of $.01 par value shares of
      beneficial interest outstanding)..........................  $      9.81
                                                                  ===========
   Class S ($600,123,629 divided by
      61,151,286 shares of $.01 par
      value shares of beneficial
      interest outstanding).....................................  $      9.81
                                                                  ===========

See accompanying notes which are an integral part of the financial statements.

154 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest......................................................................................        $    20,000
   Dividends from Money Market Fund..............................................................              1,341
   Dividends.....................................................................................                147
                                                                                                         -----------
      Total investment income....................................................................             21,488

EXPENSES
   Advisory fees......................................................................  $   1,829
   Administrative fees................................................................        181
   Custodian fees.....................................................................        255
   Distribution fees - Class C........................................................         44
   Transfer agent fees................................................................        356
   Professional fees..................................................................         26
   Registration fees..................................................................         39
   Shareholder servicing fees - Class C...............................................         15
   Shareholder servicing fees - Class E...............................................         10
   Trustees' fees.....................................................................          8
   Miscellaneous......................................................................         26
                                                                                        ---------
   Expenses before reductions.........................................................      2,789
   Expense reductions.................................................................        (26)
                                                                                        ---------
      Expenses, net..............................................................................              2,763
                                                                                                           ---------
Net investment income............................................................................             18,725
                                                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................      9,932
   Futures contracts..................................................................     (1,087)
   Options written....................................................................       (248)
   Foreign currency-related transactions..............................................         17              8,614
                                                                                        ---------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................      5,610
   Futures contracts..................................................................       (620)
   Options written....................................................................        (73)
   Interest rate swaps................................................................        338
   Foreign currency-related transactions..............................................        115              5,370
                                                                                        ---------          ---------
Net realized and unrealized gain (loss)..........................................................             13,984
                                                                                                           ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............................................          $  32,709
                                                                                                           =========

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 155

MULTISTRATEGY BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                            (UNAUDITED)       OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                         -----------------    -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...............................................  $          18,725    $          32,279  $           33,289
   Net realized gain (loss)............................................              8,614               (3,553)            (24,202)
   Net change in unrealized appreciation (depreciation)................              5,370                9,615             (13,680)
                                                                         -----------------    -----------------  ------------------
      Net increase (decrease) in net assets from operations............             32,709               38,341              (4,593)
                                                                         -----------------    -----------------  ------------------
DISTRIBUTIONS
   From net investment income..........................................
      Class C..........................................................               (316)                (362)               (148)
      Class E..........................................................               (227)                (188)               (173)
      Class S..........................................................            (19,304)             (27,820)            (32,695)
   From net realized gain
      Class E..........................................................                 --                   --                  (2)
      Class S..........................................................                 --                   --                (430)
                                                                         -----------------    -----------------  ------------------
         Net decrease in net assets from distributions.................            (19,847)             (28,370)            (33,448)
                                                                         -----------------    -----------------  ------------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.......             (1,226)              33,493              54,301
                                                                         -----------------    -----------------  ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS............................             11,636               43,464              16,260

NET ASSETS
   Beginning of period.................................................            610,081              566,617             550,357
                                                                         -----------------    -----------------  ------------------
   End of period (including undistributed net investment income of
      $3,064, $4,186 and $58, respectively)............................  $         621,717    $         610,081  $          566,617
                                                                         =================    =================  ==================

See accompanying notes which are an integral part of the financial statements.

156 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2001*      2000**      1999***
                                                                                        ---------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $    9.60    $   9.47     $  10.14
                                                                                        ---------    --------     --------
INCOME FROM OPERATIONS
   Net investment income (a)..........................................................        .25         .44          .42
   Net realized and unrealized gain (loss)............................................        .22         .09         (.63)
                                                                                        ---------    --------     --------
      Total income from operations....................................................        .47         .53         (.21)
                                                                                        ---------    --------     --------
DISTRIBUTIONS
   From net investment income.........................................................       (.27)       (.40)        (.45)
   From net realized gain.............................................................         --          --         (.01)
                                                                                        ---------    --------     --------
      Total distributions.............................................................       (.27)       (.40)        (.46)
                                                                                        ---------    --------     --------
NET ASSET VALUE, END OF PERIOD........................................................  $    9.80    $   9.60     $   9.47
                                                                                        =========    ========     ========
TOTAL RETURN (%)(b)...................................................................       4.90        5.77        (2.10)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     12,308      10,879        6,666

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................       1.87        1.86         1.80
      Operating expenses, gross.......................................................       1.88        1.90         1.84
      Net investment income...........................................................       5.10        5.56         4.80

   Portfolio turnover rate (%)........................................................      86.87      105.03       134.11

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 157

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                      YEARS ENDED DECEMBER 31,
                                                                                                      ------------------------
                                                                               2001*      2000**         1999       1998***
                                                                             --------   ----------    ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $   9.61   $    9.47      $   10.10     $  10.30
                                                                             --------   ---------      ---------     --------
INCOME FROM OPERATIONS
   Net investment income (a)...............................................       .28         .49            .56          .16
   Net realized and unrealized gain (loss).................................       .22         .11           (.66)         .07
                                                                             --------   ---------      ---------     --------
      Total income from operations.........................................       .50         .60           (.10)         .23
                                                                             --------   ---------      ---------     --------
DISTRIBUTIONS
   From net investment income..............................................      (.30)       (.46)          (.52)        (.20)
   From net realized gain..................................................        --          --           (.01)        (.23)
                                                                             --------   ---------      ---------     --------
      Total distributions..................................................      (.30)       (.46)          (.53)        (.43)
                                                                             --------   ---------      ---------     --------
NET ASSET VALUE, END OF PERIOD.............................................  $   9.81   $    9.61      $    9.47     $  10.10
                                                                             ========   =========      =========     ========
TOTAL RETURN (%)(b)........................................................      5.30        6.46          (1.08)        1.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................................     9,285       6,182          3,248        2,610

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net..............................................      1.12        1.11           1.05           --
      Operating expenses, gross............................................      1.13        1.15           1.11           --
      Net investment income................................................      5.87        6.31           5.54           --

   Portfolio turnover rate (%).............................................     86.87      105.03         134.11       334.86

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 11, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

158 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Years Ended December 31,
                                                                     -----------------------------------------------
                                                 2001*      2000**     1999      1998      1997     1996      1995
                                               ---------  ---------  --------  --------  -------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    9.61  $    9.46  $  10.11  $  10.26  $ 10.11  $  10.25  $   9.29

INCOME FROM OPERATIONS
   Net investment income (a).................        .30        .52       .57       .60      .60       .61       .65
   Net realized and unrealized gain (loss)...        .21        .08      (.65)      .08      .33      (.12)      .97
                                               ---------  ---------  --------  --------  -------  --------  --------
      Total income from operations...........        .51        .60      (.08)      .68      .93       .49      1.62
                                               ---------  ---------  --------  --------  -------  --------  --------
DISTRIBUTIONS
   From net investment income................       (.31)      (.45)     (.56)     (.60)    (.61)     (.62)     (.66)
   From net realized gain....................         --         --      (.01)     (.23)    (.17)     (.01)       --
                                               ---------  ---------  --------  --------  -------  --------  --------
      Total distributions....................       (.31)      (.45)     (.57)     (.83)    (.78)     (.63)     (.66)
                                               ---------  ---------  --------  --------  -------  --------  --------

NET ASSET VALUE, END OF PERIOD...............  $    9.81  $    9.61  $   9.46  $  10.11  $ 10.26  $  10.11  $  10.25
                                               =========  =========  ========  ========  =======  ========  ========

TOTAL RETURN (%)(b)..........................       5.43       6.56      (.81)     6.79     9.50      4.97     17.92

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..    600,124    593,020   556,703   547,747  437,312   305,428   218,765

   Ratios to average net assets (%)(c):
      Operating expenses, net................        .87        .86       .80       .80      .80       .81       .85
      Operating expenses, gross..............        .88        .90       .86       .81      .83       .88       .89
      Net investment income..................       6.10       6.54      5.79      5.76     5.93      6.19      6.61

   Portfolio turnover rate (%)...............      86.87     105.03    134.11    334.86   263.75    145.38    142.26

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 159

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                       AMOUNT                   DATE         VALUE
                                                                                       (000)         RATE        OF          (000)
                                                                                         $             %      MATURITY         $
                                                                                      ---------     ------    ---------     -------
MUNICIPAL BONDS - 96.1%
ALASKA - 0.8%
Alaska State Housing Finance Corp. Revenue, Series A-1 (a)                               620         4.550     12/01/02         630
Anchorage, Alaska General Obligation, Series A (a)                                       500         5.750     12/01/16         525
                                                                                                                            -------
                                                                                                                              1,155
                                                                                                                            -------

ARIZONA - 4.0%
Arizona State Transportation Board Excise Tax Revenue, Series A (a)                      500         5.750     07/01/04         530
Arizona State Transportation Board Special Obligations Revenue, Series A               1,000         6.450     07/01/06       1,020
Phoenix, Arizona Civic Improvement Corporate Business Acquisition
   Special Revenue (a)                                                                   250         5.500     07/01/07         267
Phoenix, Arizona Civic Plaza Building Corporate Excise Tax Revenue                     1,000         5.900     07/01/10       1,060
Salt River, Arizona Agricultural Improvement & Power District Electric System
   Revenue, Series A                                                                     500         5.500     01/01/05         527
Salt River, Arizona Agricultural Improvement & Power District Electric System
   Revenue Series A                                                                    2,000         6.000     01/01/08       2,190
                                                                                                                            -------
                                                                                                                              5,594
                                                                                                                            -------

CALIFORNIA - 3.7%
ABAG Finance Authority For Nonprofit Corporations California Insured
   Revenue Certificate Participation                                                     600         5.700     08/15/14         623
California State General Obligation                                                    1,000         6.600     02/01/10       1,131
California State General Obligation (a)                                                  750         5.750     10/01/10         821
California Statewide Communities Development Authority Multi-family Revenue,
   Series C                                                                            1,000         5.200     12/01/29       1,006
Sacramento, California Municipal Utility District Revenue, Series Z (a)                  500         6.000     07/01/01         502
San Diego County, California Regional Transportation Community
   Sales Tax Revenue                                                                   1,000         7.000     04/01/06       1,062
                                                                                                                            -------
                                                                                                                              5,145
                                                                                                                            -------

COLORADO - 1.9%
Colorado Housing & Finance Authority, Series A-3                                         265         6.300     08/01/12         288
Colorado Housing Finance Authority Revenue, Series A-3                                   590         7.250     04/01/10         667
Colorado Housing Finance Authority Revenue, Series B-3                                   250         6.700     10/01/16         278
Colorado Housing Finance Authority Revenue, Series C-2                                   375         4.500     11/01/05         377
Denver, Colorado Health & Hospital Revenue, Series A                                   1,000         5.000     12/01/04         993
                                                                                                                            -------
                                                                                                                              2,603
                                                                                                                            -------

CONNECTICUT - 0.4%
Connecticut State Special Tax Obligation Revenue (a)(b)                                  500         5.250     10/01/09         534
                                                                                                                            -------

DELAWARE - 0.8%
Delaware State Economic Development Authority Revenue, Series A                        1,000         6.500     01/01/08       1,095
                                                                                                                            -------

DISTRICT OF COLUMBIA - 1.6%
District of Columbia General Obligation, Series A (pre-refunded 06/01/06)(e)             800         6.375     06/01/16         900
District of Columbia General Obligation, Series B                                      1,000         5.500     06/01/09       1,066
District of Columbia Tobacco Settlement Finance Corp.                                    200         5.200     05/15/08         200
                                                                                                                            -------
                                                                                                                              2,166
                                                                                                                            -------

160 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                      PRINCIPAL
                                                                                       AMOUNT                   DATE         VALUE
                                                                                       (000)         RATE        OF          (000)
                                                                                         $             %      MATURITY         $
                                                                                      ---------     ------    ---------     -------
FLORIDA - 3.0%
Florida State Division of Bond Finance Revenue, Series 2000-B (a)                        500         5.750     07/01/06         540
Florida State General Obligation                                                         500         5.800     07/01/18         543
Hillsborough County, Florida Educational Facilities Authority Revenue                  1,405         5.750     04/01/18       1,457
Hillsborough County, Florida Utility Reform Revenue                                      180         6.200     12/01/08         193
Orlando, Florida Utilities Community Water & Electric Revenue                          1,225         5.900     10/01/08       1,350
                                                                                                                            -------
                                                                                                                              4,083
                                                                                                                            -------

GEORGIA - 4.1%
Columbia County, Georgia Water & Sewer Revenue (a)                                       750         6.000     06/01/20         832
Dalton, Georgia Utilities Revenue                                                        500         5.750     01/01/09         544
Fulton County, Georgia Development Authority Revenue, Series A                           500         5.750     11/01/11         547
Georgia State Municipal Electricity Authority General Resolution Revenue,
   Series A (a)                                                                          285         5.000     01/01/02         288
Georgia State Municipal Electricity Authority General Resolution Revenue,
   Series A (pre-refunded 01/01/2002)(a)(e)                                              565         5.000     01/01/02         572
Georgia State Municipal Electricity Authority Revenue, Series B (a)                      850         6.250     01/01/17         954
Georgia State General Obligation, Series B                                             1,000         5.750     08/01/08       1,094
Georgia State General Obligation, Series F                                               600         6.500     12/01/09         691
Georgia State Private Colleges & Universities Student Housing Authority
   Revenue, Series A                                                                      55         6.000     06/01/04          57
Georgia State Private Colleges & Universities Student Housing Authority
   Revenue, Series A                                                                      70         6.000     06/01/05          73
                                                                                                                            -------
                                                                                                                              5,652
                                                                                                                            -------

HAWAII - 2.7%
Hawaii State Housing Financial & Development Corp., Single Family Mortgage
   Purchasing Revenue, Series B                                                        1,000         4.450     07/01/03       1,014
Hawaii State General Obligation, Series CA (a)                                         1,000         5.750     01/01/10       1,084
Hawaii State General Obligation, Series CP (a)                                           600         5.000     10/01/02         614
Honolulu, Hawaii City & County General Obligation, Series A                              220         5.000     11/01/02         225
Honolulu, Hawaii City & County General Obligation, Series A (a)                          430         5.000     11/01/02         440
Kauai County, Hawaii General Obligation, Series A (a)                                    375         6.250     08/01/19         407
                                                                                                                            -------
                                                                                                                              3,784
                                                                                                                            -------

IDAHO - 0.9%
Ada & Canyon Counties, Idaho Meridian Joint School District Number 2
   General Obligation                                                                  1,100         6.000     07/30/06       1,200
                                                                                                                            -------

ILLINOIS - 4.0%
Chicago, Illinois General Obligation (a)                                                 750         6.000     01/01/11         824
Chicago, Illinois Public Building Commercial Building Revenue, Series B (a)              500         5.250     12/01/18         502
Chicago, Illinois Tax Increment Revenue, Zero Coupon, Series A (a)                       700         0.000     12/01/07         517
Illinois Development Finance Authority Revenue, Zero Coupon                              400         0.000     01/01/10         261
Illinois Health Facilities Authority Revenue                                           1,000         5.250     09/01/04       1,011
Illinois Health Facilities Authority Revenue (a)                                         500         5.000     08/01/03         514
Illinois Health Facilities Authority Revenue, Series A (a)                             1,420         5.500     08/15/05       1,501
Macon County & Decatur Illinois Certificate Participation (a)                            425         6.500     01/01/05         460
                                                                                                                            -------
                                                                                                                              5,590
                                                                                                                            -------

                                                        Tax Exempt Bond Fund 161

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                   DATE         VALUE
                                                                                        (000)         RATE        OF          (000)
                                                                                          $             %      MATURITY         $
                                                                                       ---------     ------    ---------     -------
INDIANA - 4.8%
Allen County, Indiana Jail Building Corporate Revenue                                        300      5.750     10/01/09         325
Franklin Township, Indiana School Building Corporate Revenue                                 500      5.750     07/15/06         541
Indiana Health Facilities Financing Authority Hospital Revenue                               325      4.500     02/15/05         323
Indiana Health Facilities Financing Authority Hospital Revenue, Series A (a)                 495      5.000     11/01/02         505
Indiana Health Facilities Financing Authority Hospital Revenue, Series A (a)                   5      5.000     11/01/02           5
Indiana Health Facilities Financing Authority Hospital Revenue, Series A (a)               1,250      5.000     12/01/03       1,289
Indiana Health Facilities Financing Authority Hospital Revenue, Series D (b)               1,385      5.000     11/01/26       1,446
Indiana State Housing Finance Authority Mortgage Revenue, Series A                           725      6.600     07/01/05         758
Indiana University Revenue, Series M                                                         500      5.750     08/01/10         543
Indianapolis, Indiana Thermal Energy System Revenue, Series A (a)                            450      5.000     10/01/06         469
Monroe County, Indiana Hospital Authority Revenue (a)                                        500      4.500     05/01/03         508
                                                                                                                             -------
                                                                                                                               6,712
                                                                                                                             -------

IOWA - 0.2%
Iowa Financing Authority Health Care Facilities Revenue                                      290      6.000     07/01/10         308
                                                                                                                             -------

KANSAS - 1.1%
Butler & Sedgwick Counties, Kansas University School District Number 385
   Andover General Obligation                                                                500      5.000     09/01/09         520
Kansas State Department of Transportation Highway Revenue                                    300      7.250     03/01/04         327
Kansas State Department of Transportation Highway Revenue                                    600      7.250     03/01/05         669
                                                                                                                             -------
                                                                                                                               1,516
                                                                                                                             -------

LOUISIANA - 2.2%
De Soto Parish, Louisiana Pollution Control Revenue, Series A                                650      5.050     12/01/02         652
Jefferson Parish, Louisiana Hospital Service District Number 2 Hospital Revenue (a)        1,000      5.250     12/01/15       1,058
Louisiana State Energy & Power Authority Project Revenue                                     200      5.500     01/01/08         213
Plaquemines, Louisiana Port, Harbor & Terminal District Marine
   Terminal Facilities Revenue                                                               235      5.000     09/01/07         234
Shreveport, Louisiana General Obligation, Zero Coupon (a)                                  1,000      0.000     01/01/05         855
                                                                                                                             -------
                                                                                                                               3,012
                                                                                                                             -------

MARYLAND - 0.2%
Frederick County, Maryland Educational Facilities Revenue, Series A                          210      4.800     09/01/09         206
                                                                                                                             -------

MASSACHUSETTS - 3.3%
Massachusetts Bay Transportation Authority Revenue, Series C                                 500      6.000     03/01/06         542
Massachusetts State Development Finance Agency Revenue                                       235      5.125     12/01/11         230
Massachusetts State Development Finance Agency Revenue, Series B                             215      5.200     07/01/01         215
Massachusetts State Development Finance Agency Revenue, Series B                             125      5.400     07/01/02         126
Massachusetts State Development Finance Agency Revenue, Series C                             360      5.750     08/01/05         376
Massachusetts State General Obligation, Series A                                             430      6.000     02/01/11         477
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series B (a)(b)                                                                           370      4.550     01/01/21         374
Massachusetts State Industrial Finance Agency Resource Recovery Revenue,
   Series A                                                                                  500      4.850     12/01/05         496
Massachusetts State Turnpike Authority Revenue, Series A                                   1,100      5.000     01/01/13       1,127
Massachusetts State Water Resources Authority Revenue, Series A (a)                          575      6.000     11/01/06         630
                                                                                                                             -------
                                                                                                                               4,593
                                                                                                                             -------

162 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                   DATE         VALUE
                                                                                        (000)         RATE        OF          (000)
                                                                                          $             %      MATURITY         $
                                                                                       ---------     ------    ---------     -------
MICHIGAN - 4.6%
Bishop International Airport Authority, Michigan Airport Revenue, Series B                 1,000      5.000     12/01/10         982
Bishop International Airport Authority, Michigan Airport Revenue, Series B                 1,030      5.250     12/01/11       1,020
Jackson County, Michigan Hospital Finance Authority Revenue, Series A (a)                    300      4.375     06/01/02         303
Manistee, Michigan Area Public Schools General Obligation (a)                                235      6.000     05/01/08         258
Michigan Municipal Bond Authority Revenue                                                    500      5.750     10/01/11         548
Michigan State Building Authority Revenue, Series I                                          375      5.400     10/01/03         392
Michigan State Hospital Finance Authority Revenue, Series A                                  500      5.000     07/01/02         509
Michigan State Hospital Finance Authority Revenue, Series A                                1,000      5.500     10/01/04       1,057
Michigan State Hospital Finance Authority Revenue, Series A (a)                              250      5.000     05/15/07         260
Michigan State Hospital Finance Authority Revenue, Series B                                1,000      5.200     11/15/33       1,016
                                                                                                                             -------
                                                                                                                               6,345
                                                                                                                             -------

MINNESOTA - 1.3%
Minnesota State General Obligation                                                           500      6.000     08/01/05         542
Minnesota State Housing Finance Agency, Series H                                             920      6.700     01/01/18         950
St. Cloud, Minnesota Health Care Revenue, Series A                                           340      5.500     05/01/06         362
                                                                                                                             -------
                                                                                                                               1,854
                                                                                                                             -------

MISSISSIPPI - 0.8%
Mississippi State Capital Improvements General Obligation, Series A                        1,000      6.000     07/01/05       1,079
                                                                                                                             -------

NEBRASKA - 0.9%
Nebraska Public Power District Revenue (pre-refunded 01/01/03)(e)                          1,160      6.000     01/01/08       1,229
                                                                                                                             -------

NEVADA - 1.1%
Clark County, Nevada School District General Obligation                                    1,000      5.250     06/15/10       1,042
Henderson, Nevada General Obligation, Series A (a)                                           475      6.000     06/01/06         515
                                                                                                                             -------
                                                                                                                               1,557
                                                                                                                             -------

NEW HAMPSHIRE - 0.8%
New Hampshire Health & Educational Facilities Authority Revenue                              300      6.500     07/01/10         313
New Hampshire Higher Educational & Health Facilities Authority Revenue
   (pre-refunded 03/01/03)(e)                                                                745      9.000     03/01/23         831
                                                                                                                             -------
                                                                                                                               1,144
                                                                                                                             -------

NEW JERSEY - 2.4%
New Jersey State Educational Facilities Authority Revenue, Series B                        1,000      5.750     09/01/10       1,100
New Jersey State Housing & Mortgage Finance Agency Revenue, Series 1                         665      6.000     11/01/02         675
New Jersey State Transportation Corp., Series A (a)                                          500      5.000     02/01/03         503
New Jersey State Transportation Trust Fund Authority Revenue, Series B                       500      6.000     06/15/07         549
New Jersey State Turnpike Authority Revenue, Series A (a)                                    500      5.500     01/01/09         538
                                                                                                                             -------
                                                                                                                               3,365
                                                                                                                             -------

NEW MEXICO - 1.6%
New Mexico State Highway Commission Tax Revenue                                            1,000      5.750     06/15/09       1,089
New Mexico State Highway Commission Tax Revenue, Series A                                    570      5.500     06/15/06         607
Rio Rancho, New Mexico Water & Wastewater System Revenue, Series A                           500      8.000     05/15/04         560
                                                                                                                             -------
                                                                                                                               2,256
                                                                                                                             -------

                                                        Tax Exempt Bond Fund 163

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                   DATE         VALUE
                                                                                        (000)         RATE        OF          (000)
                                                                                          $             %      MATURITY         $
                                                                                       ---------     ------    ---------     -------
NEW YORK - 8.9%
Long Island, New York Power Authority Electric System Revenue, Series A (a)               500         6.000     12/01/07         553
Metropolitan Transportation Authority, New York Service Contract
   Commuter Facilities, Series 7                                                          500         5.300     07/01/05         528
Metropolitan Transportation Authority, New York Transit Facilities Revenue,
   Series R (d)                                                                           650         5.000     07/01/03         671
Municipal Assistance Corp., New York, New York Revenue, Series E                        1,000         4.700     07/01/02       1,017
Nassau County, New York Tobacco Settlement Corp. Revenue, Series A                        595         5.400     07/15/12         611
New York State Dormitory Authority Revenue                                                250         5.000     04/01/03         256
New York State Dormitory Authority Revenue (a)                                          1,900         7.000     07/01/09       2,150
New York State Dormitory Authority Revenue, Series 1                                      500         5.000     07/01/03         514
New York State Dormitory Authority Revenue, Series A                                      375         6.000     02/15/03         390
New York State Dormitory Authority Revenue, Series A                                      375         6.000     08/15/04         400
New York State Dormitory Authority Revenue, Series B                                      745         4.500     02/15/03         755
New York State Dormitory Authority Revenue, Series E                                    1,000         5.500     02/15/03       1,031
New York, New York General Obligation, Series E                                           500         5.300     08/01/03         518
New York, New York General Obligation, Series F                                           500         5.300     08/01/03         518
New York, New York General Obligation, Series H                                           750         5.250     08/01/03         776
New York, New York General Obligation, Subseries A-10 (b)                                 100         4.200     08/01/17         100
Suffolk County, New York Judicial Facilities Agency Service
   Agreement Revenue (a)                                                                  500         5.500     04/15/09         538
TSASC Inc., New York Revenue, Series 1                                                  1,000         5.500     07/15/13       1,020
                                                                                                                             -------
                                                                                                                              12,346
                                                                                                                             -------

NORTH CAROLINA - 1.2%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue (a)            1,500         6.000     01/01/12       1,649
                                                                                                                             -------

OHIO - 3.9%
Cincinnati, Ohio Water System Revenue                                                   1,780         5.500     12/01/08       1,916
Cleveland, Ohio General Obligation (a)                                                    500         5.000     11/15/08         522
Hamilton County, Ohio Sewer System Revenue, Series A (a)                                  500         6.000     12/01/05         543
Jackson, Ohio Local School District Stark & Summit Counties, General
   Obligation, Zero Coupon                                                                500         0.000     12/01/07         371
Ohio State Building Authority, Class A                                                    575         5.750     04/01/08         624
Ohio State Building Authority Revenue, Series A (a)                                       500         6.000     04/01/06         542
Richland County, Ohio Hospital Facilities Revenue, Series A                               300         5.400     11/15/03         306
Steubenville, Ohio Hospital Revenue                                                       280         5.700     10/01/10         288
University of Cincinnati, Ohio General Receipts, Series A (a)                             300         5.500     06/01/08         321
                                                                                                                             -------
                                                                                                                               5,433
                                                                                                                             -------

OKLAHOMA - 1.2%
Oklahoma Housing Finance Agency Single Family Revenue                                     400         7.600     09/01/15         453
Oklahoma State Highway Capital Improvements Authority Revenue (a)                       1,000         5.000     06/01/11       1,037
Stillwater, Oklahoma Medical Center Authority Revenue, Series A                           155         5.550     05/15/01         155
                                                                                                                             -------
                                                                                                                               1,645
                                                                                                                             -------

OREGON - 0.3%
Clackamas County, Oregon School District Number 62C General Obligation                    435         6.000     06/15/11         480
                                                                                                                             -------

164 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                   DATE         VALUE
                                                                                        (000)         RATE        OF          (000)
                                                                                          $             %      MATURITY         $
                                                                                       ---------     ------    ---------     -------
PENNSYLVANIA - 2.1%
Allegheny County, Pennsylvania Port Authority Transit Revenue (a)                         250         5.500     03/01/17         257
Norwin, Pennsylvania School District General Obligation (a)                               250         6.000     04/01/20         278
Philadelphia, Pennsylvania Gas Works Revenue, Series A                                    500         5.500     07/01/07         533
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority
   Revenue, Series A                                                                      500         5.000     05/15/02         508
Philadelphia, Pennsylvania Water & Wastewater Revenue (a)                                 500         6.750     08/01/05         552
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority Revenue,
   Series A                                                                               700         7.375     07/15/08         730
                                                                                                                             -------
                                                                                                                               2,858
                                                                                                                             -------

RHODE ISLAND - 1.3%
Rhode Island Housing & Mortgage Finance Authority Housing Revenue,
   Series A (a)                                                                         1,000         5.150     07/01/01       1,001
Rhode Island State Health & Educational Building Corp. Revenue (a)                        785         5.500     04/01/17         818
                                                                                                                             -------
                                                                                                                               1,819
                                                                                                                             -------

SOUTH CAROLINA - 0.8%
Medical University South Carolina Hospital Facilities Revenue                             680         5.500     07/01/03         701
South Carolina State Public Services Authority Revenue, Series A (a)                      375         5.500     01/01/11         400
                                                                                                                             -------
                                                                                                                               1,101
                                                                                                                             -------

SOUTH DAKOTA - 0.9%
Sioux Falls, South Dakota Sales Tax Revenue, Series A (a)                                 250         5.500     11/15/10         267
South Dakota Housing Development Authority Revenue, Series A                            1,000         5.200     05/01/02       1,017
                                                                                                                             -------
                                                                                                                               1,284
                                                                                                                             -------

TENNESSEE - 2.3%
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
   Educational Facilities Board Revenue, Series A                                         920         5.000     11/01/06         965
Shelby County, Tennessee General Obligation, Series A                                   1,000         6.750     04/01/05       1,100
White House Utility District, Tennessee, Robertson & Sumner Counties
   Waterworks Revenue, Zero Coupon, Series B (a)                                          650         0.000     01/01/05         556
Williamson County, Tennessee General Obligation                                           500         6.000     03/01/06         542
                                                                                                                             -------
                                                                                                                               3,163
                                                                                                                             -------

TEXAS - 8.8%
Alvin, Texas Independent School District General Obligation                               515         6.750     08/15/09         592
Alvin, Texas Independent School District General Obligation                               545         6.750     08/15/10         632
Bell County, Texas Health Facilities Development Corp. Revenue                          1,010         5.000     11/15/03       1,019
Brazos River Authority, Texas Revenue, Series B (b)                                     1,500         5.200     12/01/18       1,524
Harris County, Texas General Obligation, Series A                                         500         6.125     08/15/20         547
Houston, Texas General Obligation, Series C                                               720         5.900     03/01/03         733
Houston, Texas General Obligation, Series C (pre-refunded 03/01/02)(e)                    280         5.900     03/01/03         286
Houston, Texas Hotel Occupancy Revenue                                                    500         6.000     07/01/04         534
Matagorda County, Texas Navigation District Number 1 Pollution Control
   Revenue, Series A (b)                                                                1,000         4.900     05/01/30       1,003
Pasadena, Texas Independent School District General Obligation                          1,000         5.900     02/15/09       1,090
Round Rock, Texas Independent School District General Obligation                        1,000         6.500     08/01/10       1,139
Round Rock, Texas Independent School District General Obligation                          750         6.500     08/01/11         853

                                                        Tax Exempt Bond Fund 165

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                   DATE         VALUE
                                                                                        (000)         RATE        OF          (000)
                                                                                          $             %      MATURITY         $
                                                                                       ---------     ------    ---------     -------
San Antonio, Texas Electric & Gas Revenue, Zero Coupon, Series B (a)                    1,000         0.000     02/01/04         895
Texas A&M University Permanent University Funding Revenue (b)                           1,000         5.000     07/01/08       1,038
Waco, Texas Health Facilities Development Corp. Revenue, Series A                         250         5.200     11/15/06         260
                                                                                                                             -------
                                                                                                                              12,145
                                                                                                                             -------

UTAH - 2.3%
Intermountain Power Agency, Utah Power Supply Revenue, Series C                         1,000         4.700     07/01/02       1,014
Salt Lake City, Utah General Obligation                                                 1,250         5.500     06/15/07       1,340
Utah State Board of Regents Revenue (a)                                                   300         5.000     08/01/02         306
Utah State Board of Regents Revenue, Series A (a)                                         565         5.750     04/01/03         587
                                                                                                                             -------
                                                                                                                               3,247
                                                                                                                             -------

VIRGINIA - 1.7%
Fairfax County, Virginia Certificates of Participation                                    200         5.750     04/15/13         217
Prince William County, Virginia Water & Sewer Service System
   Authority Revenue (a)                                                                  555         5.500     07/01/05         590
Virginia State Housing Development Authority Revenue, Series D                          1,000         6.050     07/01/10       1,064
Virginia State Public Building Authority Revenue                                          500         5.750     08/01/07         545
                                                                                                                             -------
                                                                                                                               2,416
                                                                                                                             -------

WASHINGTON - 4.6%
CDP King County III, Washington Lease Revenue (a)                                         500         4.600     06/01/03         509
Clark County, Washington Public Utilities District Number 001 Generating
   System Revenue                                                                         270         5.000     01/01/02         273
Kitsap County, Washington General Obligation (a)                                          775         5.750     07/01/14         817
Washington State General Obligation, Series A                                           1,060         6.500     07/01/04       1,143
Washington State General Obligation, Series R                                           1,500         6.400     09/01/03       1,528
Washington State Public Power Supply System Nuclear Project Number 1
   Revenue, Series A                                                                    1,000         7.000     07/01/08       1,148
Washington State Public Power Supply System Nuclear Project Number 3
   Revenue, Series A                                                                    1,000         5.000     07/01/04       1,031
                                                                                                                             -------
                                                                                                                               6,449
                                                                                                                             -------

WEST VIRGINIA - 0.7%
South Charleston, West Virginia Pollution Control Revenue                                 700         7.625     08/01/05         763
West Virginia State Hospital Finance Authority Revenue                                    150         6.500     09/01/05         160
                                                                                                                             -------
                                                                                                                                 923
                                                                                                                             -------

WISCONSIN - 1.9%
Oconto Falls, Wisconsin Public School District General Obligation, Series A               750         5.750     03/01/13         802
Wisconsin Housing & Economic Development Authority Revenue, Series A                      700         6.850     11/01/12         721
Wisconsin State General Obligation, Series 2                                              625         5.125     11/01/11         652
Wisconsin State, Certificate of Participation, Series A                                   500         5.000     03/01/02         507
                                                                                                                             -------
                                                                                                                               2,682
                                                                                                                             -------

TOTAL MUNICIPAL BONDS
(cost $130,870)                                                                                                              133,417
                                                                                                                             -------

166 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT          VALUE
                                                          (000)           (000)
                                                            $               $
                                                         ---------       -------
SHORT-TERM INVESTMENTS - 2.6%

Frank Russell Investment Company Tax Free
   Money Market Fund, due on demand (c)                      3,506         3,506
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,506)                                                              3,506
                                                                         -------

TOTAL INVESTMENTS - 98.7%
(identified cost $134,376)                                               136,923

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                   1,870
                                                                         -------

NET ASSETS - 100.0%                                                      138,793
                                                                         =======

(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Adjustable or floating rate security.
(c) At amortized cost, which approximates market.
(d) Forward commitment.
(e) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by the trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance

QUALITY RATINGS AS A % OF VALUE
AAA                                                                           47%
AA                                                                            26
A                                                                             18
BBB                                                                            8
Other                                                                          1
                                                                         -------
                                                                             100%
                                                                         =======

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                            25%
Utility Revenue                                                               17
Healthcare Revenue                                                            16
State & Community Lease                                                        9
Housing Revenue                                                                8
Universities                                                                   6
Pollution Control Revenue                                                      1
Refunded & Special Obligation                                                  1
Other                                                                         15
Cash Equivalents                                                               2
                                                                         -------
                                                                             100%
                                                                         =======

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 167

TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $134,376)...............................................    $ 136,923
Receivables:
   Dividends and interest......................................................................        2,129
   Fund shares sold............................................................................          800
                                                                                                   ---------
      Total assets.............................................................................      139,852

LIABILITIES
Payables:
   Investments purchased (delayed settlement).................................  $          872
   Fund shares redeemed.......................................................              51
   Accrued fees to affiliates.................................................              93
   Other accrued expenses.....................................................              43
                                                                                --------------


      Total liabilities........................................................................         1,059
                                                                                                -------------
NET ASSETS..................................................................................... $     138,793
                                                                                                =============
NET ASSETS CONSIST OF:
Undistributed net investment income............................................................ $         350
Accumulated net realized gain (loss)...........................................................        (2,313)
Unrealized appreciation (depreciation) on investments..........................................         2,547
Shares of beneficial interest..................................................................            66
Additional paid-in capital.....................................................................       138,143
                                                                                                -------------
NET ASSETS..................................................................................... $     138,793
                                                                                                =============

NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,273,121 divided by 60,227 shares of $01 par value
      shares of beneficial interest outstanding)............................................... $       21.14
                                                                                                =============
   Class E ($5,153,127 divided by 243,280 shares of $01 par value
      shares of beneficial interest outstanding)............................................... $       21.18
                                                                                                =============
   Class S ($132,366,964 divided by 6,256,714 shares of $01 par value
      shares of beneficial interest outstanding)............................................... $       21.16
                                                                                                =============

See accompanying notes which are an integral part of the financial statements.

168 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)



INVESTMENT INCOME
   Interest........................................................................  $   3,199
   Dividends from Tax Free Money Market Fund.......................................         54
   Dividends.......................................................................          8
                                                                                     ---------
      Total investment income......................................................      3,261

EXPENSES
   Advisory fees.................................................... $     198
   Administrative fees..............................................        33
   Custodian fees...................................................        59
   Distribution fees - Class C......................................         4
   Transfer agent fees..............................................        16
   Professional fees................................................        14
   Registration fees................................................        27
   Shareholder servicing fees - Class C.............................         1
   Shareholder servicing fees - Class E.............................         5
   Trustees' fees...................................................         6
   Miscellaneous....................................................        21
                                                                     ---------
   Expenses before reductions.......................................       384
   Expense reductions...............................................        (3)
                                                                     ---------
      Expenses, net.................................................................       381
                                                                                     ---------
Net investment income...............................................................     2,880
                                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................        76
Net change in unrealized appreciation (depreciation) on investments.................     1,877
                                                                                     ---------
Net realized and unrealized gain (loss).............................................     1,953
                                                                                     ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............................... $   4,833
                                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 169

TAX EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2001       TEN MONTHS ENDED        YEAR ENDED
                                                                         (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                      ----------------      ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................  $          2,880      $          5,059     $           5,693
   Net realized gain (loss).........................................                76                  (747)               (1,498)
   Net change in unrealized appreciation (depreciation).............             1,877                 3,182                (5,063)
                                                                      ----------------      ----------------     -----------------
      Net increase (decrease) in net assets from operations.........             4,833                 7,494                  (868)
                                                                      ----------------      ----------------     -----------------
DISTRIBUTIONS
   From net investment income
      Class C.......................................................               (18)                  (16)                   (7)
      Class E.......................................................               (85)                 (113)                  (77)
      Class S.......................................................            (2,836)               (4,377)               (5,753)
                                                                      ----------------      ----------------     -----------------
         Net decrease in net assets from distributions..............            (2,939)               (4,506)               (5,837)
                                                                      ----------------      ----------------     -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....             3,590                 3,033                 5,034
                                                                      ----------------      ----------------     -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................             5,484                 6,021                (1,671)

NET ASSETS
   Beginning of period..............................................           133,309               127,288               128,959
                                                                      ----------------      ----------------     -----------------
   End of period (including undistributed net investment income of
      $350, $409 and $144, respectively)............................  $        138,793      $        133,309     $         127,288
                                                                      ================      ================     =================


See accompanying notes which are an integral part of the financial statements.

170 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*         2000**        1999***
                                                                                        --------      ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD................................................... $  20.83      $   20.45      $   21.38
                                                                                        --------      ---------      ---------
INCOME FROM OPERATIONS
   Net investment income (a)...........................................................      .35            .59            .45
   Net realized and unrealized gain (loss).............................................      .32            .32           (.84)
                                                                                        --------      ---------      ---------
      Total income from operations.....................................................      .67            .91           (.39)
                                                                                        --------      ---------      ---------
DISTRIBUTIONS
   From net investment income..........................................................     (.36)          (.53)          (.54)
                                                                                        --------      ---------      ---------
NET ASSET VALUE, END OF PERIOD......................................................... $  21.14      $   20.83      $   20.45
                                                                                        ========      =========      =========

TOTAL RETURN (%)(b)....................................................................     3.22           4.53          (1.82)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)............................................    1,273            780            474

   Ratios to average net assets (%)(c):
      Operating expenses...............................................................     1.55           1.64           1.57
      Net investment income............................................................     3.36           3.48           3.12

   Portfolio turnover rate (%).........................................................    14.34          38.16         119.34

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 171

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                                  2001*       2000**         1999***
                                                                                --------   -----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $  20.87   $     20.47    $    21.19
                                                                                --------   -----------    ----------
INCOME FROM OPERATIONS
   Net investment income (a)................................................         .42           .71           .50
   Net realized and unrealized gain (loss)..................................         .32           .33          (.71)
                                                                                --------   -----------    ----------

      Total income from operations..........................................         .74          1.04          (.21)
                                                                                --------   -----------    ----------
DISTRIBUTIONS
   From net investment income...............................................        (.43)         (.64)         (.51)
                                                                                --------   -----------    ----------
NET ASSET VALUE, END OF PERIOD..............................................    $  21.18   $     20.87    $    20.47
                                                                                ========   ===========    ==========
TOTAL RETURN (%)(b).........................................................        3.59          5.17          (.99)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................................       5,153         3,445         2,854

Ratios to average net assets (%)(c):
   Operating expenses.......................................................         .80           .89           .82
   Net investment income....................................................        4.10          4.08          3.76

   Portfolio turnover rate (%)..............................................       14.34         38.16        119.34

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

172 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements


                                                                                           YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------------------
                                                   2001*         2000**     1999       1998         1997        1996        1995
                                                  ---------    --------   -------    --------     --------   --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $   20.84    $  20.42   $ 21.39    $  21.19     $  21.02   $  21.24     $ 20.48
                                                  ---------    --------   -------    --------     --------   --------     -------
INCOME FROM OPERATIONS
   Net investment income (a).................           .45         .75       .84         .81          .84        .85         .81
   Net realized and unrealized gain (loss)...           .33         .33      (.95)        .19          .18       (.21)        .77
                                                  ---------    --------   -------    --------     --------   --------     -------
      Total income from operations...........           .78        1.08      (.11)       1.00         1.02        .64        1.58
                                                  ---------    --------   -------    --------     --------   --------     -------
DISTRIBUTIONS
   From net investment income................          (.46)       (.66)     (.86)       (.80)        (.85)      (.86)       (.82)
                                                  ---------    --------   -------   ---------     --------   --------     -------
NET ASSET VALUE, END OF PERIOD...............     $   21.16    $  20.84   $ 20.42   $   21.39     $  21.19   $  21.02     $ 21.24
                                                  =========    ========   =======   =========     ========   ========     =======
TOTAL RETURN (%)(b)(c).......................          3.77        5.37      (.52)       4.82         4.92       3.07        7.81

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..       132,367     129,084   123,960     128,959       83,076     66,344      63,838

   Ratios to average net assets (%)(b)(d):
      Operating expenses.....................           .55         .64       .57         .72          .71        .75         .74
      Net investment income..................          4.35        4.32      3.99        3.80         3.99       4.02        3.91

   Portfolio turnover rate (%)...............         14.34       38.16    119.34       74.42        40.79      74.34       73.91

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 173

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS


                                                    April 30, 2001 (Unaudited)

                                                                      MARKET
                                                         NUMBER        VALUE
                                                           OF          (000)
                                                         SHARES          $
                                                       ----------     -------
COMMON STOCKS - 97.6%
AUTO AND TRANSPORTATION - 1.5%
Burlington Northern Santa Fe Corp.                        97,300        2,861
C.H. Robinson Worldwide, Inc.                             57,500        1,556
Delphi Automotive Systems Corp.                           69,600        1,037
Eaton Corp.                                                7,600          559
Southwest Airlines Co.                                   147,200        2,681
                                                                      -------
                                                                        8,694
                                                                      -------

CONSUMER DISCRETIONARY - 12.5%
Abercrombie & Fitch Co. Class A (a)                       11,700          390
AOL Time Warner, Inc. (a)                                256,275       12,942
AT&T Corp. - Liberty Media Group
   Class A (a)                                            51,600          826
Cendant Corp. (a)                                        162,100        2,876
Eastman Kodak Co.                                         43,500        1,892
Estee Lauder Cos., Class A                                42,300        1,681
Federated Department Stores, Inc. (a)                     62,700        2,695
Gannett Co., Inc.                                         35,400        2,285
Gap, Inc. (The)                                            3,400           94
Gemstar-TV Guide International, Inc. (a)                  66,100        2,744
Hasbro, Inc.                                              61,800          757
Hilton Hotels Corp.                                       38,400          424
Home Depot, Inc. (The)                                   131,300        6,184
Jones Apparel Group, Inc. (a)                             94,900        3,771
Kimberly-Clark Corp.                                      24,900        1,479
Lowe's Companies., Inc.                                    5,500          347
Marriott International, Inc. Class A                      64,000        2,936
May Department Stores Co.                                 47,200        1,758
McDonald's Corp.                                          53,300        1,466
Target Corp.                                             101,400        3,899
TJX Cos., Inc.                                           104,000        3,258
Viacom, Inc. Class B (a)                                 112,700        5,867
Wal-Mart Stores, Inc.                                    216,500       11,202
                                                                      -------
                                                                       71,773
                                                                      -------

CONSUMER STAPLES - 6.3%
Coca-Cola Co. (The)                                      118,700        5,483
Gillette Co. (The)                                       102,800        2,915
Heinz (H.J.) Co.                                          26,400        1,034
Kroger Co. (a)                                            61,000        1,378
Philip Morris Cos., Inc.                                 251,500       12,603
Procter & Gamble Co.                                      99,900        5,999
Quaker Oats Co. (The)                                     32,900        3,191
Safeway, Inc. (a)                                         42,000        2,281
Unilever                                                  10,125          567
Walgreen Co.                                              16,800          718
                                                                      -------
                                                                       36,169
                                                                      -------
FINANCIAL SERVICES - 18.3%
Allstate Corp.                                            76,500        3,194
Ambac Financial Group, Inc.                               54,750        2,946
American General Corp.                                    62,400        2,721
American International Group, Inc.                        59,079        4,833
AmeriCredit Corp. (a)                                     24,100        1,117
AmSouth Bancorp                                           59,300        1,017
Bank of America Corp.                                     35,100        1,966
Bank One Corp.                                           137,300        5,186
Capital One Financial Corp.                               74,000        4,652
CIGNA Corp.                                               23,300        2,486
CIT Group, Inc. Class A                                  148,800        5,461
Citigroup, Inc.                                          362,006       17,793
Countrywide Credit Industries, Inc.                       20,800          888
E*TRADE Group, Inc. (a)                                  126,100        1,185
Federal National Mortgage Association                     65,800        5,281
First Union Corp.                                         19,400          581
Freddie Mac                                               38,000        2,500
Goldman Sachs Group, Inc.                                 26,200        2,387
Greenpoint Financial Corp.                               129,700        4,773
Household International, Inc.                             21,500        1,376
KeyCorp                                                   57,100        1,324
Lincoln National Corp.                                    12,100          559
Marsh & McLennan Cos., Inc.                                8,200          791
MBIA, Inc.                                                80,700        3,861
Merrill Lynch & Co., Inc.                                 32,400        1,999
National Commerce Bancorp                                 24,800          618
PNC Bank Corp.                                            38,200        2,486
Providian Financial Corp.                                105,700        5,634
Schwab (Charles) Corp.                                    72,300        1,432
Starwood Hotels & Resorts
   Worldwide, Inc. Class B                                36,900        1,332
Stilwell Financial, Inc.                                  13,900          410
TD Waterhouse Group, Inc. (a)                             80,900          907
Torchmark Corp.                                           23,800          902
U.S. Bancorp                                             346,171        7,332
Washington Mutual, Inc.                                   35,315        1,763
Wilmington Trust Corp.                                    17,700        1,022
                                                                      -------
                                                                      104,715
                                                                      -------

HEALTH CARE - 12.6%
ALZA Corp. (a)                                            34,700        1,586
American Home Products Corp.                              77,200        4,458
Amgen, Inc. (a)                                           62,900        3,846
Applera Corp. - Applied
   Biosystems Group (a)                                   29,100          933
Bard (C.R.), Inc.                                         61,200        2,693
Baxter International, Inc.                                13,100        1,194
Becton, Dickinson & Co.                                   26,600          861
Boston Scientific Corp. (a)                               10,500          167
Bristol-Myers Squibb Co.                                  34,100        1,910

174 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                       ----------        -------
Forest Labs, Inc. (a)                                     17,400           1,064
Guidant Corp. (a)                                          5,400             221
HCA-The Healthcare Co.                                    47,000           1,819
Human Genome Sciences, Inc. (a)                           32,800           2,107
Johnson & Johnson                                         71,700           6,918
Lilly (Eli) & Co.                                         46,600           3,961
Medtronic, Inc.                                            4,500             201
Merck & Co., Inc.                                        146,900          11,160
Pfizer, Inc.                                             342,300          14,822
Pharmacia Corp.                                           87,500           4,573
Schering-Plough Corp.                                    106,100           4,089
St. Jude Medical, Inc. (a)                                 2,900             165
Tenet Healthcare Corp.                                    76,700           3,423
                                                                         -------
                                                                          72,171
                                                                         -------

INTEGRATED OILS - 7.1%
Chevron Corp.                                            117,700          11,365
Exxon Mobil Corp.                                        230,402          20,414
Royal Dutch Petroleum Co.                                114,500           6,816
Texaco, Inc.                                              34,000           2,458
                                                                         -------
                                                                          41,053
                                                                         -------

MATERIALS AND PROCESSING - 3.7%
Air Products & Chemicals, Inc.                            31,300           1,346
Alcoa, Inc.                                               95,956           3,973
Dow Chemical Co.                                          31,936           1,068
PPG Industries, Inc.                                      67,500           3,588
Praxair, Inc.                                             16,700             790
Rohm & Haas Co.                                           77,200           2,653
Smurfit-Stone Container Corp. (a)                         38,200             560
Tyco International, Ltd.                                 133,506           7,125
                                                                         -------
                                                                          21,103
                                                                         -------

OTHER ENERGY - 0.6%
Anadarko Petroleum Corp.                                  31,100           2,010
Global Marine, Inc. (a)                                   49,200           1,415
                                                                         -------
                                                                           3,425
                                                                         -------

PRODUCER DURABLES - 8.1%
Applied Materials, Inc. (a)                               69,700           3,806
B.F. Goodrich Co.                                         17,100             674
Boeing Co. (The)                                          36,300           2,243
Cooper Industries, Inc.                                   49,600           1,854
General Electric Co.                                     556,900          27,026
Grainger (W.W.), Inc.                                     18,900             733
Honeywell International, Inc.                             51,500           2,517
Ingersoll-Rand Co.                                        14,000             658
Johnson Controls, Inc.                                    69,400           5,025
Rockwell International Corp.                              16,800             757
United Technologies Corp.                                 13,400           1,045
                                                                         -------
                                                                          46,338
                                                                         -------

TECHNOLOGY - 17.2%
Agilent Technologies, Inc. (a)                             13,064            510
Akamai Technologies, Inc. (a)                              28,700            271
Altera Corp. (a)                                           43,400          1,098
Automatic Data Processing, Inc.                            30,400          1,649
Avaya, Inc. (a)                                            15,583            230
BEA Systems, Inc. (a)                                      18,600            760
Broadcom Corp. Class A (a)                                 17,800            740
CIENA Corp. (a)                                            48,000          2,643
Cisco Systems, Inc. (a)                                   443,200          7,526
Citrix Systems, Inc. (a)                                   36,700          1,042
COMPAQ Computer Corp.                                     134,600          2,356
Corning, Inc.                                              75,700          1,663
Dell Computer Corp. (a)                                    81,400          2,140
eBay, Inc. (a)                                             12,400            626
Electronic Data Systems Corp.                              16,300          1,051
EMC Corp. (a)                                             128,400          5,085
Hewlett-Packard Co.                                        43,800          1,245
Intel Corp.                                               348,500         10,772
International Business Machines Corp.                      84,200          9,695
JDS Uniphase Corp. (a)                                     96,400          2,062
Juniper Networks, Inc. (a)                                 11,000            649
Lattice Semiconductor Corp. (a)                               300              7
Linear Technology Corp.                                    28,500          1,369
Maxim Integrated Products, Inc. (a)                        27,600          1,410
Microsoft Corp. (a)                                       223,100         15,115
Motorola, Inc.                                             27,600            429
NCR Corp.                                                  80,400          3,780
Network Appliance, Inc. (a)                                19,000            432
Nortel Networks Corp.                                      60,700            929
Oracle Corp. (a)                                          260,300          4,206
Parametric Technology Corp. (a)                             8,400             96
Peregrine Systems, Inc. (a)                                67,500          1,740
PMC - Sierra, Inc. (a)                                     23,400            975
QUALCOMM, Inc. (a)                                         33,400          1,916
Rational Software Corp. (a)                                 3,800             92
Siebel Systems, Inc. (a)                                    9,700            442
Sun Microsystems, Inc. (a)                                253,100          4,333
Tellabs, Inc. (a)                                          23,800            836
Texas Instruments, Inc.                                    53,500          2,070
Veritas Software Corp. (a)                                 39,522          2,356
Xilinx, Inc. (a)                                           43,400          2,060
                                                                         -------
                                                                          98,406
                                                                         -------

UTILITIES - 9.7%
Ameren Corp.                                               27,500          1,154
AT&T Corp.                                                131,019          2,919
BellSouth Corp.                                            62,100          2,606
BroadWing, Inc. (a)                                        36,100            895
Cinergy Corp.                                              85,700          2,972
CMS Energy Corp.                                           12,300            385

                                                  Tax-Managed Large Cap Fund 175

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                      ----------      --------
Comcast Corp. Special Class A (a)                       75,900          3,333
DTE Energy Co.                                          96,800          4,058
Dynegy, Inc. Class A                                    40,000          2,314
Entergy Corp.                                           87,500          3,544
Global Crossing, Ltd. (a)                               70,735            886
Level 3 Communications, Inc. (a)                        52,400            746
Nextel Communications, Inc. Class A (a)                104,400          1,697
Pinnacle West Capital Corp.                             44,800          2,249
Qwest Communications
   International, Inc. (a)                             129,888          5,312
SBC Communications, Inc.                               144,866          5,976
Sprint Corp. (PCS Group) (a)                           105,900          2,714
Verizon Communications, Inc.                           125,394          6,905
Wisconsin Energy Corp.                                  97,700          2,149
WorldCom, Inc. (a)                                     147,585          2,693
                                                                      -------
                                                                       55,507
                                                                      -------

TOTAL COMMON STOCKS
(cost $480,381)                                                       559,354
                                                                      -------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                          $
                                                      ---------
SHORT-TERM INVESTMENTS - 2.3%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                    11,936         11,936
United States Treasury Bills (b)(c)(d)
   4.170% due 06/21/01                                   1,400          1,391
                                                                      -------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,327)                                                         13,327
                                                                      -------

TOTAL INVESTMENTS - 99.9%
(identified cost $493,708)                                            572,681

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                347

                                                                      -------
NET ASSETS - 100.0%                                                   573,028
                                                                      =======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.


FUTURES CONTRACTS

                                                                    UNREALIZED
                                                    NUMBER         APPRECIATION
                                                      OF          (DEPRECIATION)
                                                   CONTRACTS           (000)
                                                   ---------      --------------
S&P 500 Index
   expiration date 06/01                                  38      $          456
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                            $          456
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

176 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $493,708).....................................  $  572,681
Receivables:
   Dividends.........................................................................         311
   Fund shares sold..................................................................         758
   Fund Advisor......................................................................          65
Deferred organization expenses.......................................................           2
                                                                                       ----------
        Total assets.................................................................     573,817

LIABILITIES
Payables:
   Fund shares redeemed.....................................................   $  301
   Accrued fees to affiliates...............................................      398
   Other accrued expenses...................................................       50
   Daily variation margin on futures contracts..............................       40
                                                                               ------
        Total liabilities............................................................         789
                                                                                       ----------

NET ASSETS...........................................................................  $  573,028
                                                                                       ==========

NET ASSETS CONSIST OF:
Undistributed net investment income..................................................  $      511
Accumulated net realized gain (loss).................................................     (29,537)
Unrealized appreciation (depreciation) on:
   Investments.......................................................................      78,973
   Futures contracts.................................................................         456
Shares of beneficial interest........................................................         310
Additional paid-in capital...........................................................     522,315
                                                                                       ----------

NET ASSEAS...........................................................................  $  573,028
                                                                                       ==========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($7,572,252 divided by 412,741 shares of $.01 par value
      shares of beneficial interest outstanding).....................................  $    18.35
                                                                                       ==========
   Class E ($2,624,397 divided by 141,829 shares of $.01 par value
      shares of beneficial interest outstanding).....................................  $    18.50
                                                                                       ==========
   Class S ($562,832,082 divided by 30,407,503 shares of $.01 par value
      shares of beneficial interest outstanding).....................................  $    18.51
                                                                                       ==========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 177

TAX-MANAGED LARGE CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends....................................................................................           $    3,624
   Dividends from Money Market Fund.............................................................                  175
   Interest.....................................................................................                   27
                                                                                                           ----------
      Total investment income...................................................................                3,826

EXPENSES
   Advisory fees....................................................................  $    2,084
   Administrative fees..............................................................         140
   Custodian fees...................................................................         114
   Distribution fees - Class C......................................................          26
   Transfer agent fees..............................................................         124
   Professional fees................................................................          16
   Registration fees................................................................          51
   Shareholder servicing fees - Class C.............................................           9
   Shareholder servicing fees - Class E.............................................           2
   Trustees' fees...................................................................           8
   Amortization of deferred organization expenses...................................           2
   Miscellaneous....................................................................          27
                                                                                      ----------
      Total expenses............................................................................                2,603
                                                                                                           ----------
Net investment income...........................................................................                1,223
                                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................................     (11,610)
   Futures contracts................................................................        (704)             (12,314)
                                                                                      ----------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................................     (62,975)
   Futures contracts................................................................         426              (62,549)
                                                                                      ----------           ----------
Net realized and unrealized gain (loss).........................................................              (74,863)
                                                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........................................           $  (73,640)
                                                                                                           ==========

See accompanying notes which are an integral part of the financial statements.

178 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        SIX MONTHS ENDED
                                                                         APRIL 30, 2001      TEN MONTHS ENDED        YEAR ENDED
                                                                          (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                        ----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..............................................    $    1,223             $    2,403          $    3,029
   Net realized gain (loss)...........................................       (12,314)               (13,894)             (2,561)
   Net change in unrealized appreciation (depreciation)...............       (62,549)                 4,078              65,555
                                                                          ----------             ----------          ----------
      Net increase (decrease) in net assets from operations...........       (73,640)                (7,413)             66,023
                                                                          ----------             ----------          ----------

DISTRIBUTIONS
   From net investment income
      Class C.........................................................            --                     --                  (2)
      Class E.........................................................            (4)                    --                  --
      Class S.........................................................        (3,110)                  (141)             (2,888)
                                                                          ----------             ----------          ----------
         Net decrease in net assets from distributions................        (3,114)                  (141)             (2,890)
                                                                          ----------             ----------          ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions......       (31,274)               122,301             197,724
                                                                          ----------             ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................      (108,028)               114,747             260,857

NET ASSETS
   Beginning of period................................................       681,056                566,309             305,452
                                                                          ----------             ----------          ----------
   End of period (including undistributed net investment income of
      $511, $2,402, and $140 respectively)............................    $  573,028             $  681,056          $  566,309
                                                                          ==========             ==========          ==========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 179

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2001*       2000**       1999***
                                                                                         --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................   $  20.68     $  21.17     $  20.92
                                                                                         --------     --------     --------
INCOME FROM OPERATIONS
   Net investment income (a)..........................................................       (.05)        (.10)          --
   Net realized and unrealized gain (loss)............................................      (2.28)        (.39)         .35
                                                                                         --------     --------     --------
      Total income from operations....................................................      (2.33)        (.49)         .35
                                                                                         --------     --------     --------
DISTRIBUTIONS
   From net investment income.........................................................         --           --         (.10)
                                                                                         --------     --------     --------
NET ASSET VALUE, END OF PERIOD........................................................   $  18.35     $  20.68     $  21.17
                                                                                         ========     ========     ========
TOTAL RETURN (%)(b)...................................................................     (11.27)       (2.30)        2.24

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................      7,572        6,596          308

   Ratios to average net assets (%)(c):
      Operating expenses..............................................................       1.86         1.86         1.57
      Net investment income...........................................................       (.59)        (.58)        (.28)

   Portfolio turnover rate (%)........................................................      46.50        43.48        48.35

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

180 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                  2001*
                                                                                                                --------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................  $  20.10
                                                                                                                --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................................................       .01
   Net realized and unrealized gain (loss)....................................................................     (1.51)
                                                                                                                --------

      Total income from operations............................................................................     (1.50)
                                                                                                                --------

DISTRIBUTIONS
   From net investment income.................................................................................      (.10)
                                                                                                                --------

NET ASSET VALUE, END OF PERIOD................................................................................  $  18.50
                                                                                                                ========

TOTAL RETURN (%)(b)...........................................................................................     (7.50)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................     2,624

   Ratios to average net assets (%)(c):
      Operating expenses......................................................................................       .88
      Net investment income...................................................................................       .06

   Portfolio turnover rate (%)................................................................................     46.50

* For the period November 14, 2000 (commencement of sale) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Tax-Managed Large Cap Fund 181

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           YEARS ENDED DECEMBER 31,
                                                                                 ----------------------------------------------
                                                          2001*       2000**       1999        1998        1997        1996***
                                                       ----------    --------    --------    --------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $    20.87    $  21.17    $  18.26    $  13.90    $   10.61     $  10.00
                                                       ----------    --------    --------    --------    ---------     --------
INCOME FROM OPERATIONS
   Net investment income (a).........................         .04         .08         .14         .10          .08          .03
   Net realized and unrealized gain (loss)...........       (2.30)       (.37)       2.88        4.35         3.28          .61
                                                       ----------    --------    --------    --------    ---------     --------
      Total income from operations...................       (2.26)       (.29)       3.02        4.45         3.36          .64
                                                       ----------    --------    --------    --------    ---------     --------
DISTRIBUTIONS
   From net investment income........................        (.10)       (.01)       (.11)       (.08)        (.07)        (.03)
   From net realized gain............................          --          --          --        (.01)          --           --
                                                       ----------    --------    --------    --------    ---------     --------
NET ASSET VALUE, END OF PERIOD.......................  $    18.51    $  20.87    $  21.17    $  18.26    $   13.90     $  10.61
                                                       ==========    ========    ========    ========    =========     ========
TOTAL RETURN (%)(b)..................................      (10.85)      (1.39)      16.57       32.08        31.73         6.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........     562,832     674,460     566,001     305,452      109,735       19,931

   Ratios to average net assets (%)(c):
      Operating expenses, net........................         .86         .86         .85         .99         1.00         1.00
      Operating expenses, gross......................         .86         .86         .85         .99         1.08         2.83
      Net investment income..........................         .42         .46         .71         .61          .92         1.62

   Portfolio turnover rate (%).......................       46.50       43.48       48.35       50.59        39.23         8.86

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period October 7, 1996 (commencement of operations) to December
    31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

182 Tax-Managed Large Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
COMMON STOCKS - 94.5%
AUTO AND TRANSPORTATION - 2.1%
AAR Corp.                                                  2,200              25
AirTran Holdings, Inc. (a)                                 6,000              56
ArvinMeritor, Inc.                                         8,300             128
AutoNation, Inc. (a)                                      37,900             411
Bandag, Inc.                                               1,000              30
Barnes Group, Inc.                                         1,200              24
BE Aerospace, Inc. (a)                                     1,900              41
CNF Transportation, Inc.                                   6,300             193
EGL, Inc. (a)                                              1,100              26
Expeditors International of
   Washington, Inc.                                        5,000             250
FedEx Corp. (a)                                               29               1
Fritz Companies, Inc. (a)                                    900              10
Frontier Airlines, Inc. (a)                                1,600              24
Heartland Express, Inc. (a)                                  500              14
Kansas City Southern Industries, Inc. (a)                  6,500              83
Kirby Corp. (a)                                            2,300              51
Knight Transportation, Inc. (a)                              700              19
Lear Corp. (a)                                             2,000              72
M.S. Carriers, Inc. (a)                                      800              25
Mesaba Holdings, Inc. (a)                                    800               9
Myers Industries, Inc.                                     1,300              19
Newport News Shipbuilding, Inc.                            1,200              78
O'Reilly Automotive, Inc. (a)                              4,500             106
Oshkosh Truck Corp. Class B                                  600              23
Polaris Industries, Inc.                                   2,700             104
Swift Transportation Co., Inc.                             4,400              80
Trinity Industries, Inc.                                   4,200              82
UAL Corp.                                                  6,400             227
Wabtec Corp.                                               2,500              33
Werner Enterprises, Inc.                                   2,400              48
XTRA Corp. (a)                                             1,000              51
                                                                          ------
                                                                           2,343
                                                                          ------

CONSUMER DISCRETIONARY - 14.3%
Aaron Rents, Inc.                                          1,600              28
Abercrombie & Fitch Co. Class A (a)                        7,300             243
ABM Industries, Inc.                                       1,200              37
Adminstaff, Inc. (a)                                       1,600              39
Advanced Marketing Services, Inc.                            800              19
American Eagle Outfitters, Inc. (a)                        3,600             134
Anchor Gaming (a)                                          1,200              65
Apollo Group, Inc. Class A (a)                            10,100             314
Applebee's International, Inc.                             1,900              80
AT&T Corp. - Liberty Media Group
   Class A (a)                                           170,600           2,730
Bacou USA, Inc. (a)                                          400              10
Banta Corp.                                                2,800              73
Barnes & Noble, Inc.                                       4,600             146
Bebe Stores, Inc. (a)                                        500              12
BJ's Wholesale Club, Inc. (a)                                700              32
Blockbuster Entertainment Corp.                            2,100              39
Blyth Industries, Inc.                                     4,600             105
Bob Evans Farms, Inc.                                      4,000              76
Borders Group, Inc. (a)                                    8,500             158
Brinker International, Inc. (a)                            2,200              63
Buca, Inc.                                                   700              14
Buckle, Inc. (The) (a)                                       600              12
Burlington Coat Factory Warehouse Corp.                    1,300              27
Callaway Golf Co.                                          7,100             172
Catalina Marketing Corp. (a)                               4,600             161
CBRL Group, Inc.                                           6,600             130
CEC Entertainment, Inc. (a)                                2,600             133
Championship Auto Racing Teams, Inc. (a)                     900              15
Charlotte Russe Holding, Inc.                              1,600              55
Charming Shoppes, Inc. (a)                                10,800              66
Cheesecake Factory, Inc. (The) (a)                         2,900             110
Chicos Fas, Inc. (a)                                       1,200              54
Choice Hotels International, Inc. (a)                      5,500              80
Christopher & Banks Corp.                                  1,200              47
Citadel Communications Corp. (a)                           2,400              61
Claire's Stores, Inc.                                      3,100              59
Coinstar, Inc.                                             1,500              28
Coldwater Creek, Inc. (a)                                    500              10
Columbia Sportswear Co. (a)                                  500              34
DeVry, Inc. (a)                                            5,800             183
Duane Reade, Inc.                                          1,300              44
Emmis Broadcasting Corp. Class A (a)                       2,400              61
Entercom Communications Corp. (a)                          3,000             137
Estee Lauder Cos., Class A                                 7,600             302
Ethan Allen Interiors, Inc.                                3,000             107
Extended Stay America, Inc. (a)                            8,000             127
F.Y.I., Inc. (a)                                             900              31
Factory 2-U Stores, Inc.                                   1,000              26
Family Dollar Stores, Inc.                                10,300             263
Flowers Foods, Inc. (a)                                    2,640              72
Footstar, Inc. (a)                                           400              15
Fossil, Inc. (a)                                           1,100              21
Fox Entertainment Group, Inc. Class A (a)                  8,600             197
G & K Services, Inc. Class A                               1,900              36
Genesco, Inc. (a)                                          1,800              51
Genlyte Group, Inc. (The) (a)                                900              25
Handleman Co. (a)                                          1,900              21
Harman International Industries, Inc.                        700              22
Harte Hanks Communications                                 5,200             120
Hearst-Argyle Television, Inc. (a)                         1,400              32
Heidrick & Struggles International, Inc. (a)               2,100              53
Hispanic Broadcasting Corp. (a)                              500              12
HON Industries, Inc.                                       3,100              77
Hot Topic, Inc. (a)                                        1,600              53


                                                  Tax-Managed Small Cap Fund 183

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)


                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
Houghton Mifflin Co.                                       1,100              50
IHOP Corp. (a)                                             1,500              31
Insight Communications Co., Inc.
   Class A (a)                                             1,500              42
International Speedway Corp. Class A                       2,100              95
ITT Educational Services, Inc. (a)                         1,100              39
Jack in the Box, Inc. (a)                                  3,900             103
Jones Apparel Group, Inc. (a)                              9,900             393
Kellwood Co.                                               1,700              36
Kenneth Cole Productions, Inc. Class A (a)                   800              23
La-Z-Boy Inc.                                              6,900             124
Lamar Advertising Co. Class A (a)                          2,700             104
Lancaster Colony Corp.                                     3,500             106
Landry's Seafood Restaurants, Inc.                         1,500              18
Learning Tree International, Inc. (a)                        900              19
Libbey, Inc.                                                 500              17
Lone Star Steakhouse & Saloon                              2,000              24
Mandalay Resort Group (a)                                  7,300             173
Martha Stewart Living Omnimedia, Inc.
   Class A New                                               900              17
MAXIMUS, Inc. (a)                                          1,000              35
McClatchy Co. (The) Class A                                2,100              86
Media General, Inc. Class A                                2,200             106
Men's Wearhouse, Inc. (The) (a)                            2,400              61
MGM Grand, Inc.                                            6,800             204
MSC Industrial Direct Co., Inc.
   Class A (a)                                             1,300              21
Neiman Marcus Group, Inc. (The)
   Class A (a)                                             4,400             143
NOVA Corp. / Georgia (a)                                   5,000             113
O'Charleys, Inc. (a)                                       1,100              22
Oakley, Inc. (a)                                           1,500              36
On Assignment, Inc. (a)                                    2,700              46
Outback Steakhouse, Inc. (a)                               7,700             223
P.F. Chang's China Bistro, Inc. (a)                          600              23
Pacific Sunwear of California, Inc. (a)                    3,400              95
Panera Bread Co.                                           1,000              30
Papa Johns International, Inc. (a)                         1,200              33
Park Place Entertainment Corp. (a)                        31,300             348
Payless ShoeSource, Inc. (a)                               2,700             172
Penton Media, Inc.                                           600              12
Phillips-Van Heusen Corp.                                  1,600              24
Pier 1 Imports, Inc.                                      10,600             118
Pittston Brink's Group                                     6,100             130
Plantronics, Inc. (a)                                      4,800              94
Playboy Enterprises, Inc. Class B (a)                      1,500              18
Polo Ralph Lauren Corp. Class A (a)                        5,800             151
Pre-paid Legal Services, Inc. (a)                          1,500              33
Prime Hospitality Corp. (a)                                3,400              35
PRIMEDIA, Inc. (a)                                         9,977              74
Quicksilver, Inc. (a)                                        900              24
Regis Corp.                                                1,500              28
Rent-A-Center, Inc. (a)                                      800              29
Reynolds & Reynolds Co. Class A                            9,900             205
Ross Stores, Inc.                                         10,800             237
Ruby Tuesday, Inc.                                         5,200              99
Ryan's Family Steak Houses, Inc. (a)                       3,000              36
Scholastic Corp. (a)                                       2,700             113
School Specialty, Inc. (a)                                   800              18
SCP Pool Corp. (a)                                         1,300              41
Scripps (E.W.) Co. Class A                                 3,200             206
Six Flags, Inc.                                            2,500              55
Sonic Corp. (a)                                            2,600              72
Steak n Shake Co. (The)                                    1,700              15
Stein Mart, Inc. (a)                                       1,500              16
Stride Rite Corp.                                          3,000              22
Sturm, Ruger & Co., Inc.                                   1,500              15
TeleTech Holdings, Inc. (a)                                2,200              15
TETRA Technologies, Inc. (a)                               1,100              30
Timberland Co. Class A (a)                                 2,200             109
TMP Worldwide, Inc. (a)                                    6,700             323
Topps Co., Inc. (a)                                        3,100              31
United Natural Foods, Inc. (a)                               600               8
United Stationers, Inc. (a)                                2,500              71
Univision Communications, Inc.
   Class A (a)                                            13,900             608
URS Corp. (a)                                                900              19
Vail Resorts, Inc. (a)                                     1,600              33
Valassis Communications, Inc. (a)                          1,700              60
Valuevision International, Inc. Class A (a)                3,200              57
Vans, Inc.                                                   800              17
Venator Group, Inc. (a)                                    4,300              57
Viacom, Inc. Class B (a)                                  15,391             801
Viad Corp.                                                 9,600             239
Wallace Computer Services, Inc.                            4,400              79
Westwood One, Inc. (a)                                     7,000             185
Wiley (John) & Sons, Inc. Class A                          4,500              85
Williams-Sonoma, Inc. (a)                                    600              19
Wolverine World Wide, Inc.                                 4,800              86
Yankee Candle Co., Inc. (The)                              1,200              24
Young Broadcasting Corp. Class A (a)                       1,000              41
                                                                          ------
                                                                          15,887
                                                                          ------

CONSUMER STAPLES - 2.1%
Casey's General Stores, Inc.                               5,100              62
Church and Dwight Co., Inc.                                4,100              98
Constellation Brands, Inc. Class A (a)                     1,200              78
Dial Corp.                                                 7,000              91
Dole Food Co., Inc.                                        5,800              87
Dreyers Grand Ice Cream, Inc.                              1,200              31
Great Atlantic & Pacific Tea Co., Inc.                     1,300              16
Hormel Foods Corp.                                        10,400             214

184 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                     April 30, 2001 (Unaudited)


                                                                         MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        -------          ------
International Multifoods Corp.                            1,300              24
Interstate Bakeries Corp.                                 2,400              34
Lance, Inc.                                               2,100              25
McCormick & Co., Inc.                                     9,900             389
PepsiAmericas, Inc. (a)                                  22,600             336
Performance Food Group Co. (a)                              700              38
Pilgrim's Pride Corp.                                     1,200              13
Ralcorp Holdings, Inc. (a)                                2,100              35
Ruddick Corp.                                             2,500              34
Schweitzer-Mauduit International, Inc.                    1,100              24
Sensient Technologies Corp.                               6,400             115
Smithfield Foods, Inc. (a)                                1,700              58
Suiza Foods Corp. (a)                                     3,400             158
Tyson Foods, Inc. Class A                                16,200             223
Universal Corp.                                             800              31
Whole Foods Market, Inc. (a)                              2,700             131
                                                                         ------
                                                                          2,345
                                                                         ------

FINANCIAL SERVICES - 20.6%
1st Source Corp.                                            800              16
Actrade Financial Technologies, Ltd.                        800              26
Alabama National BanCorporation                             600              17
Alfa Corp.                                                4,400              87
Alleghany Corp. (a)                                         200              40
Allied Capital Corp.                                     10,600             247
American Capital Strategies, Ltd.                           500              13
American Financial Group, Inc.                            6,200             165
American National Insurance Co.                           1,100              81
AmeriCredit Corp. (a)                                     9,100             422
Andover Bancorp, Inc.                                       500              18
Area Bancshares Corp.                                       800              12
Astoria Financial Corp.                                   4,900             284
Avalonbay Communities, Inc. (e)                           6,700             304
BancorpSouth, Inc.                                        2,600              38
BancWest Corp.                                           11,600             289
Bank of Granite Corp.                                     1,100              22
Bank United Corp. - CPR (a)                               3,300               1
Bay View Capital Corp.                                    1,900              10
Bay View Capital Corp. Rights                             1,900              10
BOK Financial Corp. (a)                                     800              19
BRE Properties, Inc.                                      4,800             136
Brown & Brown, Inc.                                       2,500             106
Camden Property Trust (e)                                 1,200              40
Catellus Development Corp. (a)                           13,500             219
CB Richard Ellis Services (a)                             1,500              23
CenterPoint Properties Corp. (e)                          2,200             103
Centura Banks, Inc.                                       4,600             219
Chemical Financial Corp.                                    800              20
Chittenden Corp.                                          2,600              78
CityBank                                                    500              11
CNA Financial Corp. (a)                                   2,700              95
Colonial BancGroup, Inc.                                 11,600             144
Comerica, Inc.                                            1,840              95
Commerce Bancorp, Inc.                                    1,300              90
Commerce Bancshares, Inc.                                 8,200             278
Commerce Group, Inc.                                      2,100              72
Commercial Net Lease Realty (e)                           2,300              28
Community First Bankshares, Inc.                          4,800             101
Compass Bancshares, Inc.                                 16,300             377
Concord EFS, Inc. (a)                                    19,300             898
Cullen Frost Bankers, Inc.                                4,700             150
Delphi Financial Group, Inc. (a)                          1,000              32
Developers Diversified Realty Corp. (e)                   6,400              97
Digital Insight Corp. New (a)                             1,800              22
Dime Bancorp, Inc.                                        9,000             300
Dime Bancorp, Inc. 2001 Litigation
   Tracking Warrants (a)                                  9,000               2
Dime Community Bancorp, Inc.                                900              26
Downey Financial Corp.                                    2,200              95
DVI, Inc. (a)                                               700              10
E*TRADE Group, Inc. (a)                                  24,100             227
Eaton Vance Corp.                                         5,200             168
Equity Office Properties Trust (e)                       24,700             705
Equity Residential Properties Trust (e)                  10,600             556
Erie Indemnity Co. Class A                                8,200             244
F.N.B. Corp.                                              1,500              39
Federal Realty Investment Trust (e)                         800              16
FelCor Lodging Trust, Inc. (e)                            1,600              35
Fidelity National Financial, Inc.                         6,400             150
Financial Federal Corp. (a)                                 600              15
First American Financial Corp.                            5,800             116
First Bancorp.                                            1,000              26
First Busey Corp.                                           800              17
First Federal Capital Corp.                               1,100              17
First Financial Bancorp                                   2,625              40
First Financial Holdings, Inc.                            1,000              20
First Indiana Corp.                                         600              15
First Industrial Realty Trust, Inc. (e)                   4,000             123
First Merchants Corp.                                       700              16
First Midwest Bancorp, Inc.                               1,300              37
First Sentinel Bancorp, Inc.                              2,400              26
First Tennessee National Corp.                           10,800             353
Fiserv, Inc. (a)                                         13,500             747
Franchise Finance Corp. of America (e)                    7,100             179
Frontier Financial Corp.                                    500              11
Fulton Financial Corp.                                    2,415              49
Gallagher (Arthur J.) & Co.                               5,600             141
GBC Bancorp                                                 400              10
Goldman Sachs Group, Inc.                                14,400           1,312
Greater Bay Bancorp                                       3,900             107
Greenpoint Financial Corp.                               10,600             390
Hancock Holding Co.                                         700              27

                                                 Tax-Managed Small Cap Fund 185

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)


                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
HCC Insurance Holdings, Inc.                               4,800             135
Health Care REIT, Inc.                                     2,600              61
Healthcare Realty Trust, Inc. (e)                          4,500             108
Hibernia Corp. Class A                                    20,900             341
Highwoods Properties, Inc. (e)                             1,800              46
Horace Mann Educators Corp.                                4,900              83
Hudson United Bancorp                                      6,100             145
Independence Community Bank Corp.                          1,900              35
IndyMac Bancorp, Inc.                                      7,300             167
Integra Bank, Corp.                                        1,200              28
Interpool, Inc.                                              900              12
Investment Technology Group (a)                            2,400             117
Investors Financial Services Corp.                         2,600             186
IRT Property Co.                                           2,300              22
Irwin Financial Corp.                                        800              16
iStar Financial, Inc.                                     11,300             283
Jack Henry & Associates, Inc.                              6,000             169
John Nuveen & Co., Inc. Class A                              600              33
Jones Lang Lasalle, Inc. (a)                               2,700              35
Knight Trading Group, Inc. (a)                             3,400              63
LaBranche & Co., Inc. (a)                                  1,100              40
LandAmerica Financial Group, Inc.                            700              21
Leucadia National Corp.                                    4,000             128
M&T Bank Corp.                                             7,500             537
Macerich Co. (The) (e)                                     3,400              77
Markel Corp. (a)                                             500              98
Marshall & Ilsley Corp.                                    3,300             167
Medical Assurance, Inc. (a)                                1,100              17
Mercury General Corp.                                      3,100             108
Metris Companies, Inc.                                     5,800             174
MONY Group, Inc. (The)                                     5,800             204
Multex.com, Inc. (a)                                       1,400              22
National Commerce Bancorp                                 15,700             391
National Penn Bancshares, Inc.                             1,000              22
NBT Bancorp, Inc.                                            600               9
NCO Group, Inc. (a)                                        1,800              49
New Dun & Bradstreet Corp. (The) (a)                       3,700             103
New York Community Bancorp, Inc.                             900              30
NextCard, Inc. (a)                                         1,500              16
North Fork Bancorp, Inc.                                  13,700             364
Northwest Bancorp, Inc.                                    1,000               9
Ohio Casualty Corp.                                        6,800              63
Old Republic International Corp.                          12,600             364
Pacific Capital Bancorp                                    2,300              63
Pacific Century Financial Corp.                            8,600             193
Pacific Northwest Bancorp                                    900              16
Philadelphia Consolidated
   Holding Corp. (a)                                         400              11
PMA Capital Corp. Class A                                  1,200              21
PMI Group, Inc. (The)                                      3,000             193
Popular, Inc.                                             11,000             335
Presidential Life Corp.                                    1,500              26
Protective Life Corp.                                      6,900             206
Provident Bankshares Corp.                                 3,255              73
Provident Financial Group, Inc.                            2,500              75
Public Storage, Inc. (e)                                   9,900             269
Radian Group, Inc.                                         5,840             453
Raymond James Financial, Inc.                              4,700             143
Reckson Associates Realty Corp. (e)                        7,200             169
Regency Centers Corp. (e)                                  1,800              45
Reinsurance Group Of America                               1,800              61
Republic Bancorp, Inc.                                     5,600              74
Riggs National Corp.                                       1,400              22
RLI Corp.                                                    500              20
Roslyn Bancorp, Inc.                                       2,500              64
S&T Bancorp, Inc.                                          1,800              41
S1 Corporation (a)                                         1,800              12
Sandy Spring Bancorp, Inc.                                   600              18
Selective Insurance Group, Inc.                            2,700              67
Silicon Valley Bancshares (a)                              1,300              33
Simon Property Group, Inc. (e)                            11,500             304
Sky Financial Group, Inc.                                 10,000             188
Sotheby's Holdings Co., Inc. Class A                       1,900              34
Southwest Bancorporation of Texas, Inc. (a)                  900              30
Southwest Securities Group, Inc.                           1,000              22
Sovereign Bancorp, Inc.                                   30,000             317
St. Joe Co. (The) (e)                                      2,600              64
Stancorp Financial Group, Inc.                             1,000              46
State Auto Financial Corp.                                 1,000              15
Sterling Bancshares, Inc.                                  1,900              34
Summit Properties, Inc. (e)                                2,200              53
Susquehanna Bancshares, Inc.                               4,500              81
Texas Regional Bancshares, Inc. Class A                    1,100              40
Trammell Crow Co. (a)                                      1,900              21
Transatlantic Holdings, Inc.                               1,000             109
Triad Guaranty, Inc. (a)                                   1,400              50
TrustCo Bank Corp. NY                                      6,400              78
Trustmark Corp.                                            6,700             140
UICI (a)                                                   2,600              24
UnionBanCal Corp.                                          7,200             219
United Bankshares, Inc.                                    3,600              83
United Community Financial Corp.                           2,500              17
United Dominion Realty Trust, Inc. (e)                     3,200              41
United National Bancorp                                    1,800              36
Vornado Realty Trust (e)                                   6,900             252
Washington Mutual, Inc.                                    4,290             213
Webster Financial Corp.                                    1,500              48
WesBanco, Inc.                                             1,300              27
WFS Financial, Inc. (a)                                      700              14
Whitney Holding Corp.                                      2,600             104
Zions Bancorp                                              6,900             367
                                                                          ------
                                                                          22,794
                                                                          ------


186 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)


                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
GENERAL BUSINESS - 0.1%
Federal Signal Corp.                                       5,500             126
                                                                          ------

HEALTH CARE - 11.3%
AdvancePCS                                                 3,100             179
Albany Molecular Research, Inc. (a)                        2,200              69
Alexion Pharmaceuticals, Inc.                              1,800              42
Alkermes, Inc. (a)                                         5,800             178
American Medical Systems
   Holdings, Inc. New                                      2,100              27
AmeriSource Health Corp. Class A (a)                       5,400             292
Andrx Group (a)                                            4,000             236
Apogent Technologies, Inc. (a)                            13,000             299
Arrow International, Inc.                                    800              30
Aurora Biosciences Corp. (a)                               1,700              39
Avigen, Inc. (a)                                           1,200              22
Bergen Brunswig Corp. Class A                             19,700             361
Beverly Enterprises, Inc. (a)                             15,600             114
Bio-Technology General Corp. (a)                           6,200              49
BioMarin Pharmaceutical, Inc.                              1,600              17
Bruker Daltonics, Inc. New                                 4,100              64
Caremark Rx, Inc. (a)                                     29,200             463
Cerner Corp. (a)                                           1,900              86
CIMA Labs, Inc.                                            1,100              62
Closure Medical Corp.                                        700              14
Conmed Corp. (a)                                           1,500              32
Cooper Companies, Inc.                                     1,400              62
Cor Therapeutics, Inc. (a)                                 5,100             158
CorVel Corp. (a)                                             700              26
Covance, Inc. (a)                                          7,700             127
Cytyc Corp. (a)                                           11,400             268
Datascope Corp.                                              300              11
DaVita, Inc. (a)                                          10,500             185
DENTSPLY International, Inc.                               1,400              55
Diagnostic Products Corp.                                    600              39
Diametrics Medical, Inc.                                   3,400              10
Emisphere Technologies, Inc. (a)                           1,300              22
Endo Pharmaceuticals Holdings, Inc.                        6,600              46
Enzo Biochem, Inc. (a)                                     1,995              44
Express Scripts, Inc. Class A (a)                          2,100             178
First Health Group Corp. (a)                               6,100             316
Gene Logic, Inc.                                           2,100              38
Genencor International, Inc. New                           4,400              60
Genentech, Inc. (a)                                       14,900             782
Genzyme Corp. (a)                                          2,700             294
Health Management Associates Class A (a)                  28,800             516
Health Net, Inc. (a)                                       3,800              82
Henry Schein, Inc. (a)                                     3,300             127
ICOS Corp. (a)                                             4,700             271
IDEC Pharmaceuticals Corp. (a)                             9,500             467
IDEXX Laboratories, Inc. (a)                               3,900             106
Immunex Corp. (a)                                         24,800             378
Inhale Therapeutic Systems, Inc. (a)                       3,400             113
Invacare Corp.                                             3,600             127
Inverness Medical Technology, Inc.                         2,300              81
Invitrogen Corp. (a)                                       1,800             127
Isis Pharmaceuticals                                       3,900              43
IVAX Corp. (a)                                            12,300             493
Kos Pharmaceuticals, Inc.                                    800              16
Ligand Pharmaceuticals, Inc. Class B                       5,300              62
Lincare Holdings, Inc. (a)                                 4,900             244
Martek Biosciences Corp.                                   2,000              31
Medicis Pharmaceutical Corp. Class A. (a)                  3,200             159
Medquist, Inc. (a)                                         1,600              43
Mid Atlantic Medical Services, Inc. (a)                    1,400              28
MiniMed, Inc. (a)                                          5,000             200
Mylan Laboratories, Inc.                                  16,700             447
National Data Corp.                                        3,800             109
Neose Technologies, Inc.                                     900              25
Novoste Corp. (a)                                          1,500              30
Ocular Sciences, Inc. (a)                                  1,400              25
Omnicare, Inc.                                            12,600             280
Orthodontic Centers of America, Inc. (a)                   4,900             134
Oxford Health Plans, Inc. (a)                              8,900             277
PacifiCare Health Systems, Inc. (a)                        1,000              35
Parexel International Corp. (a)                            1,600              20
Pediatrix Medical Group (a)                                  800              21
Perrigo Co. (a)                                            8,900             106
Pharmacopeia, Inc. (a)                                     1,700              33
PolyMedica Corp. (a)                                       1,100              30
Protein Design Labs, Inc. (a)                              4,300             276
Regeneration Technologies, Inc. New                        1,600              21
RehabCare Group, Inc. (a)                                  1,400              53
Renal Care Group, Inc. (a)                                 5,300             151
Respironics, Inc. (a)                                      2,700              86
SICOR, Inc. (a)                                            5,000              75
Specialty Laboratories, Inc. New                           1,600              53
Steris Corp. (a)                                           9,400             171
Sunrise Assisted Living, Inc. (e) (a)                      1,700              38
SuperGen, Inc. New (a)                                     2,200              24
Thoratec Laboratories Corp. (a)                            1,169              11
Titan Pharmaceuticals, Inc. (a)                            2,100              74
Triad Hospitals, Inc. (a)                                  4,477             138
Trimeris, Inc. (a)                                         1,700              60
Universal Health Services, Inc. Class B (a)                1,000              90
US Oncology, Inc. (a)                                     11,200             100
Varian Medical Systems, Inc. (a)                           3,400             234
Vertex Pharmaceuticals, Inc. (a)                           4,700             181
Zoll Medical Corp. (a)                                     1,000              24
                                                                          ------
                                                                          12,542
                                                                          ------

                                                  Tax-Managed Small Cap Fund 187

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)


                                                          NUMBER          MARKET
                                                            OF             VALUE
                                                          SHARES           (000)
                                                       -----------     -----------
INTEGRATED OILS - 0.8%
Berry Petroleum Co. Class A                                  1,700              20
Cabot Oil & Gas Corp.                                          900              26
Cross Timbers Oil Co.                                        6,600             179
Forest Oil Corp. (a)                                         1,000              33
Helmerich & Payne, Inc.                                      2,200             113
Houston Exploration Co. (The) (a)                              800              26
HS Resources, Inc. (a)                                       1,700              84
Magnum Hunter Resources, Inc.                                1,800              20
Murphy Oil Corp.                                             3,800             312
Tesoro Petroleum Corp. (a)                                   4,200              63
Unit Corp. (a)                                               1,900              38
                                                                       -----------
                                                                               914
                                                                       -----------

MATERIALS AND PROCESSING - 4.4%
Albany International Corp. Class A (a)                       1,300              26
American Standard Cos., Inc. (a)                             9,200             554
AptarGroup, Inc.                                             4,100             129
Brady Corp. Class A                                          1,700              56
Brush Engineered Materials, Inc.                             1,300              26
Buckeye Technologies, Inc. (a)                               1,400              17
Cabot Corp.                                                  8,500             276
Cabot Microelectronics Corp. New (a)                           500              32
Calgon Carbon Corp.                                          2,600              21
Carpenter Technology Corp.                                   2,100              55
Chemed Corp.                                                   600              21
ChemFirst, Inc.                                              1,200              31
Chesapeake Corp.                                             1,100              27
CUNO, Inc. (a)                                               1,000              26
Forest City Enterprises, Inc. Class A                          900              40
Georgia Gulf Corp.                                             900              17
Griffon Corp. (a)                                            2,200              20
Harsco Corp.                                                 4,900             139
Hexcel Corp. (a)                                             1,400              13
Interface, Inc.                                              3,600              28
Ionics, Inc. (a)                                             1,000              24
Jacob's Engineering Group, Inc. (a)                          2,700             178
Kaydon Corp.                                                 3,700              95
Lennox International, Inc.                                   3,200              34
Lone Star Technologies, Inc. (a)                             1,800              95
Lubrizol Corp.                                               1,600              47
Lyondell Petrochemical Co.                                   7,000             110
MacDermid, Inc.                                              1,800              31
Martin Marietta Materials, Inc.                              6,000             276
Maverick Tube Corp. (a)                                      3,800              93
Methode Electronics, Inc. Class A                            2,800              16
Mueller Industries, Inc. (a)                                 4,800             155
NCI Building Systems, Inc. (a)                               1,400              17
Nortek, Inc. (a)                                               700              20
OM Group                                                     2,500             137
Oneida, Ltd.                                                   600              10
P.H. Glatfelter Co.                                          2,000              29
Palm Harbor Homes, Inc. (a)                                  1,500              27
Paxar Corp. (a)                                              2,900              34
Pentair, Inc.                                                5,800             178
Precision Castparts Corp.                                    1,600              60
Rayonier, Inc.                                                 800              35
Reliance Steel & Aluminum Co.                                1,300              38
Ryerson Tull, Inc.                                           1,700              19
Schulman (A.), Inc.                                          2,500              29
Scotts Co. (The) Class A (a)                                 1,200              50
Smurfit-Stone Container Corp. (a)                           17,100             251
Sonoco Products Co.                                         12,900             288
SPS Technologies, Inc. (a)                                   1,400              68
Stepan Co.                                                     400               9
Stericycle, Inc. (a)                                         1,300              54
UCAR International, Inc. (a)                                 3,700              44
Unifi, Inc. (a)                                              4,200              25
Universal Forest Products, Inc.                              1,000              16
Valmont Industries, Inc.                                     2,200              33
Walter Industries, Inc.                                      2,300              26
Waters Corp. (a)                                            11,600             606
WD-40 Co.                                                      900              16
Wellman, Inc.                                                2,600              47
                                                                       -----------
                                                                             4,874
                                                                       -----------
OTHER ENERGY - 5.2%
AES Corp. (a)                                                4,676             223
Atwood Oceanics, Inc. (a)                                    1,100              49
Barrett Resources Corp. (a)                                  5,500             354
Chesapeake Energy Corp. (a)                                 11,400              95
Cleco Corp.                                                  2,600             117
CONSOL Energy, Inc.                                          2,600              99
Diamond Offshore Drilling, Inc.                             10,200             448
Equitable Resources, Inc.                                    2,000             160
Flowserve Corp. (a)                                          4,700             133
Frontier Oil Corp.                                           2,200              27
Global Marine, Inc. (a)                                     22,900             658
GulfMark Offshore, Inc. (a)                                    700              25
Key Energy Group, Inc. (a)                                  10,200             134
Key Production, Inc. (a)                                       600              13
Louis Dreyfus Natural Gas Corp. (a)                          2,200              84
Marine Drilling Co, Inc. (a)                                 7,900             237
Mitchell Energy & Development
   Corp. Class A                                             2,300             128
Newfield Exploration Co. (a)                                 4,000             144
Newpark Resources, Inc. (a)                                  6,900              64
Northwestern Corp.                                           1,800              45
Ocean Energy, Inc.                                           4,100              76
Penn Virginia Corp.                                            600              27
Pioneer Natural Resources Co. (a)                            3,100              59
Plains Resources, Inc. (a)                                   1,500              36

188 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
Pogo Producing Co.                                         4,300             127
Pride International, Inc. (a)                                700              19
Smith International, Inc. (a)                              5,100             414
St. Mary Land & Exploration Co.                            4,900             122
Stone Energy Corp. (a)                                     2,100             104
Superior Energy Services, Inc. (a)                         4,700              56
Swift Energy Co. (a)                                       2,400              76
Tidewater, Inc.                                            1,700              80
Ultramar Diamond Shamrock Corp.                            8,900             401
Veritas DGC, Inc. (a)                                      2,700              88
Vintage Petroleum, Inc.                                    4,900             101
Weatherford International, Inc.                           11,800             687
                                                                          ------
                                                                           5,710
                                                                          ------
PRODUCER DURABLES - 3.7%
AMETEK, Inc.                                               3,500              97
Armor Holdings, Inc. (a)                                   1,000              17
Asyst Technologies, Inc. (a)                               2,200              41
Beckman Coulter, Inc.                                      1,000              36
Belden, Inc.                                               2,600              61
Catalytica Energy Systems, Inc. New                          313               5
Clayton Homes, Inc.                                       12,000             167
Cognex Corp. (a)                                           3,400             100
Credence Systems Corp. (a)                                 3,800              90
Crossmann Communities, Inc. (a)                              500              17
D.R. Horton, Inc.                                          8,021             194
Diebold, Inc.                                              9,400             306
Dionex Corp. (a)                                           2,400              72
Donaldson Co., Inc.                                        4,000             111
DuPont Photomasks, Inc. (a)                                  500              28
Foster Wheeler Corp.                                       2,800              42
GenCorp, Inc.                                              2,500              30
GenRad, Inc. (a)                                           2,000              15
GenTek, Inc.                                                 800              10
Gentex Corp. (a)                                             400              11
Graco, Inc.                                                2,300              63
Helix Technology Corp.                                     1,600              50
Herman Miller, Inc.                                        7,500             199
Intermagnetics General Corp.                               1,100              27
Kennametal, Inc.                                           3,500             115
Kimball International, Inc. Class B                        2,400              36
Kulicke & Soffa Industries, Inc. (a)                       2,500              42
Lennar Corp.                                               6,300             276
Lincoln Electric Holdings, Inc.                            4,300              88
Littlefuse, Inc. (a)                                         400              11
Litton Industries, Inc. (a)                                1,300             104
Manitowoc Co., Inc.                                        2,100              58
Mathews International Corp. Class A                        1,100              37
Moog, Inc. (a)                                               600              20
Nordson Corp.                                              2,100              57
NVR, Inc. (a)                                                500              95
Penn Engineering & Manufacturing Corp.                       600              23
Power Integrations, Inc. (a)                               1,900              35
Presstek, Inc. (a)                                         2,200              27
PRI Automation, Inc. (a)                                   1,500              29
Republic Services, Inc.                                    6,400             115
Roper Industries, Inc.                                     3,300             138
Semitool, Inc. (a)                                         1,200              13
Silicon Valley Group, Inc. (a)                             3,700             117
Steelcase, Inc. Class A                                    9,400             116
Symmetricom, Inc. (a)                                      1,800              26
Technitrol, Inc.                                           2,300              69
Teleflex, Inc.                                             1,200              59
Toll Brothers, Inc. (a)                                    2,400              85
Triumph Group, Inc. (a)                                    2,500             105
Ultratech Stepper, Inc. (a)                                1,100              32
Vicor Corp. (a)                                            1,800              45
Waste Connections, Inc. (a)                                1,100              31
Watsco, Inc.                                               1,300              17
Watts Industries, Inc. Class A                             1,300              21
Wausau-Mosinee Paper Corp.                                 7,300             100
WESCO International, Inc. (a)                              1,400              10
Woodhead Industries                                          700              12
York International Corp.                                   4,700             141
Zygo Corp.                                                 1,000              36
                                                                          ------
                                                                           4,130
                                                                          ------
TECHNOLOGY - 21.2%
3Com Corp. (a)                                            33,900             221
Actuate Corp. (a)                                          6,100              76
Acxiom Corp. (a)                                           6,100              93
Advanced Digital Information (a)                           4,300              85
Advent Software, Inc. (a)                                  2,900             162
Affiliated Computer Services, Inc.
   Class A (a)                                             3,900             281
Agile Software Corp. (a)                                   2,700              51
Akamai Technologies, Inc. (a)                              4,600              43
Alliance Fiber Optic Products, Inc. New                    2,600              22
Alliant Techsystems, Inc. (a)                                700              66
American Management Systems, Inc. (a)                      4,200              88
Amphenol Corp. Class A (a)                                 3,800             160
ANADIGICS, Inc. (a)                                        2,000              36
Anixter International, Inc. (a)                            1,300              34
AremisSoft, Corp. (a)                                      1,800              32
Ariba, Inc. (a)                                           12,800              99
Arrow Electronics, Inc. (a)                               13,100             367
Art Technology Group, Inc. (a)                             5,600              51
Artesyn Technologies, Inc. (a)                             2,100              32
Aspen Technology, Inc. (a)                                 3,200              67
Atmel Corp. (a)                                           29,300             407
Avant! Corp. (a)                                           3,600              70
Avnet, Inc.                                               11,900             304


                                                  Tax-Managed Small Cap Fund 189

TAX-MANAGED SMALL CAP FUND


                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                         -------          ------
AVX Corp.                                                  1,400              26
AXT, Inc. (a)                                              1,800              57
BARRA, Inc. (a)                                            1,400              64
BEA Systems, Inc. (a)                                     22,800             931
BISYS Group, Inc. (a)                                      4,400             212
Black Box Corp. (a)                                        2,300             134
Brocade Communications Systems, Inc. (a)                  22,100             840
BSQUARE Corp. New (a)                                      1,200              15
CACI International, Inc. Class A (a)                         700              23
Cadence Design Systems, Inc. (a)                          23,000             476
Catapult Communications Corp.                              1,000              28
Ceridian Corp. New                                         4,700              85
CheckFree Corp. (a)                                        4,800             191
Checkpoint Systems, Inc. (a)                               2,700              25
CIENA Corp. (a)                                           22,900           1,261
Cirrus Logic, Inc. (a)                                     5,400              88
Clarent Corp. (a)                                          1,600              15
CNET Networks, Inc. (a)                                    7,900              97
Cognizant Technology Solutions Corp. (a)                     700              30
Coherent, Inc. (a)                                         3,800             150
Commerce One, Inc. (a)                                    22,000             203
Complete Business Solutions, Inc. (a)                      2,000              21
Cree, Inc. (a)                                             5,800             125
CSG Systems International, Inc. (a)                        5,100             297
Dendrite International, Inc. (a)                           2,700              32
Digital Lightwave, Inc. (a)                                  900              38
Ditech Communications Corp. (a)                            1,600              19
Documentum, Inc. (a)                                       3,500              52
DST Systems, Inc. (a)                                      4,400             216
E.piphany, Inc. (a)                                        6,700              61
eBay, Inc. (a)                                             7,900             399
Electronics for Imaging, Inc. (a)                          3,400              95
Emulex Corp. (a)                                           6,800             244
eSpeed, Inc. Class A New                                     800              21
Excel Technology, Inc. (a)                                 1,000              21
Extreme Networks, Inc.                                     5,100             168
FactSet Research Systems, Inc.                             2,300              82
Fair, Isaac and Co., Inc.                                  1,000              69
FEI Co. (a)                                                1,300              34
Forrester Research, Inc. (a)                               1,000              23
Foundry Networks, Inc. (a)                                 6,900             102
Freemarkets, Inc. (a)                                        500               5
FrontLine Capital Group (a)                                2,100              19
General Motors Corp. Class H (a)                          65,100           1,383
Global Payments, Inc.                                      2,560              54
GoTo.com, Inc.                                             2,000              36
GTECH Holdings Corp. (a)                                   2,800              91
HNC Software, Inc. (a)                                     3,500              95
HomeStore.com, Inc.                                        4,500             144
Hutchinson Technology, Inc. (a)                            1,300              20
Hyperion Solutions Corp. (a)                               2,600              44
i2 Technologies, Inc. (a)                                 18,500             322
Identix, Inc. (a)                                          2,600              20
IDT Corp. (a)                                              2,000              43
IDX Systems Corp. (a)                                      1,300              27
Illuminet Holdings, Inc. (a)                               1,800              54
Impath, Inc. (a)                                           1,200              38
Infonet Services Corp. Class B (a)                         3,600              26
Informatica Corp. (a)                                      6,000             152
Ingram Micro, Inc. Class A (a)                             7,800             113
Inter-Tel, Inc.                                            1,500              15
International Game Technology (a)                          6,000             336
International Rectifier Corp. (a)                          5,200             289
Interwoven, Inc. (a)                                       7,400             108
Ixia New                                                   3,900              66
J.D. Edwards & Co. (a)                                     5,000              40
Jabil Circuit, Inc. (a)                                   10,900             317
JDA Software Group, Inc. (a)                               1,100              16
JNI Corp. New (a)                                            600               6
Juniper Networks, Inc. (a)                                16,700             986
Keane, Inc. (a)                                            3,200              57
Kopin Corp. (a)                                            6,100              43
Kronos, Inc. (a)                                           1,000              34
Lattice Semiconductor Corp. (a)                            8,200             202
Legato Systems, Inc. (a)                                   6,700              89
Lightbridge, Inc. (a)                                      1,100              15
Macromedia, Inc. (a)                                       5,200             118
Manugistics Group, Inc. (a)                                4,900             166
Mattson Technology, Inc. (a)                               1,200              21
Maxtor Corp.                                              15,244             122
MetaSolv, Inc. New                                         2,700              24
Metromedia Fiber Network, Inc. Class A (a)                30,200             154
Microchip Technology, Inc. (a)                             9,500             275
MICROS Systems, Inc. (a)                                   1,400              30
Microsemi Corp. (a)                                          900              35
Microsoft Corp. (a)                                        1,430              97
National Instruments Corp. (a)                             2,800              98
Net2Phone, Inc. (a)                                          900               7
NetIQ Corp. (a)                                            3,624             106
Newport Corp.                                              4,600             174
Next Level Communications, Inc. New                        1,200               8
Openwave Systems, Inc. (a)                                 8,000             277
Packeteer, Inc. (a)                                        1,300              11
Perot Systems Corp. Class A (a)                            5,400              58
Phoenix Technologies, Ltd. (a)                             2,000              22
Pinnacle Systems, Inc. (a)                                 5,300              56
Pioneer-Standard Electronics, Inc.                         2,600              31
Polycom, Inc. (a)                                          5,200             121
Portal Software, Inc. (a)                                  9,000              79
ProBusiness Services, Inc. (a)                             1,800              41
Quantum Corp. - DLT & Storage
   Systems (a)                                             4,700              54

190 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

                                                     April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                         -------          ------
Quest Software, Inc. (a)                                   1,800             66
Rational Software Corp. (a)                               15,800            383
RealNetworks, Inc. (a)                                     7,500             69
Red Hat, Inc.                                              4,800             25
Redback Networks, Inc. (a)                                 7,000            133
REMEC, Inc. (a)                                            2,500             27
Remedy Corp. (a)                                           1,800             32
Renaissance Learning, Inc.                                   700             26
Retek, Inc. (a)                                            5,500            159
RF Micro Devices, Inc. (a)                                10,500            308
Rogers Corp. (a)                                           1,200             34
RSA Security, Inc. (a)                                     6,150            197
Rudolph Technologies, Inc. New (a)                           400             19
Sanchez Computer Associates, Inc. New                      1,100             13
Sandisk Corp. (a)                                          5,200            140
ScanSource, Inc. (a)                                         500             24
SCI Systems, Inc. (a)                                     13,900            355
SCM Microsystems, Inc.                                     1,100             12
Scott Technologies, Inc. (a)                               1,200             28
Secure Computing Corp. (a)                                 1,800             26
Semtech Corp. (a)                                          6,400            184
SERENA Software, Inc. (a)                                  1,300             25
Somera Communications, Inc. New                            2,800             17
SonicWALL, Inc. New (a)                                    1,500             26
Storage Technology Corp. (a)                              13,600            174
SunGard Data Systems (a)                                  11,200            619
Sybase, Inc. (a)                                           2,700             43
Symantec Corp. (a)                                         7,650            495
Synopsys, Inc. (a)                                         3,200            184
Synplicity, Inc. New                                       1,800             29
TALX Corp.                                                   800             21
Tech Data Corp. (a)                                        5,600            195
Tekelec, Inc. (a)                                          5,000            156
Terra Networks SA - ADR                                    1,935             17
The TriZetto Group, Inc., (The) New                        1,800             23
Titan Corp. (a)                                            5,700             95
Total Systems Services, Inc.                               4,000            113
Transaction Systems Architects, Inc.
   Class A (a)                                             1,800             15
Trimble Navigation, Ltd. (a)                               1,500             25
Varian, Inc. (a)                                           3,900            125
VeriSign, Inc. (a)                                        15,600            800
Verity, Inc. (a)                                           2,100             47
ViaSat, Inc. (a)                                           1,400             25
Vitesse Semiconductor Corp. (a)                            5,300            180
WatchGuard Technologies, Inc. (a)                            800              6
Wind River Systems, Inc. (a)                               6,300            176
Zebra Technologies Corp. Class A (a)                       2,700            116
Zoran Corp. (a)                                            1,200             27
                                                                         ------
                                                                         23,441
                                                                         ------
UTILITIES - 8.7%
ALLETE                                                      9,700           236
American Tower Corp. Class A (a)                           15,900           426
American Water Works, Inc.                                 13,100           406
Atmos Energy Corp.                                          4,400           100
Avista Corp.                                                5,600           111
Black Hills Corp.                                           1,800            92
C&D Technologies, Inc.                                      2,800            99
Cable Design Technologies Corp. (a)                         3,700            55
Cablevision NY Group Class A (a)                            3,800           261
Cablevision Systems Corp. (Rainbow
   Media Group) (a)                                         1,900            40
California Water Service Group                              1,000            26
Cascade Natural Gas Corp.                                     700            14
Centennial Cellular Corp. Class A (a)                         700            11
CH Energy Group, Inc.                                       1,900            84
Commonwealth Telephone
   Enterprises, Inc. (a)                                      800            27
CommScope, Inc. (a)                                           600            11
Conectiv, Inc.                                             11,700           261
DPL, Inc.                                                   3,500           108
DQE, Inc.                                                   7,500           228
Dycom Industries, Inc. (a)                                  4,100            67
Empire District Electric Co.                                1,300            25
Energy East Corp.                                          15,400           310
Hawaiian Electric Industries, Inc.                          3,800           141
Idacorp, Inc.                                               1,200            46
Laclede Gas Co.                                             1,400            34
Level 3 Communications, Inc. (a)                           13,400           191
Madison Gas & Electric Co.                                  1,200            28
MasTec, Inc. (a)                                            1,900            28
MCN Energy Group, Inc.                                     12,000           315
MDU Resources Group, Inc.                                   8,200           328
Midcoast Energy Resources, Inc.                               800            22
National Fuel Gas Co.                                       1,200            67
New Jersey Resources Corp.                                  1,700            74
Northwest Natural Gas Co.                                   2,700            60
NSTAR                                                       7,000           282
NTL, Inc. (a)                                              22,100           643
NUI Corp.                                                   1,000            22
OGE Energy Corp.                                            9,200           203
Otter Tail Power Co.                                        3,400            92
Plug Power, Inc.                                              800            16
Potomac Electric Power Co.                                 15,000           328
Powertel, Inc. (a)                                          2,921           188
Powerwave Technologies, Inc. (a)                            4,300            78
Public Service Co. of New Mexico                            4,100           148
Puget Sound Energy, Inc.                                   11,400           271
Quanta Services, Inc. (a)                                   3,200            82
RCN Corp. (a)                                               4,000            18
RGS Energy Group, Inc.                                      4,100           153

                                                 Tax-Managed Small Cap Fund 191

TAX-MANAGED SMALL CAP FUND

                                                      April 30, 2001 (Unaudited)

                                                                      MARKET
                                                          NUMBER      VALUE
                                                            OF        (000)
                                                          SHARES        $
                                                         -------   -------------
Rural Cellular Corp. Class A (a)                             900              34
Sierra Pacific Resources                                  10,200             163
South Jersey Industries, Inc.                                800              25
Stratos Lightwave, Inc. New (a)                            4,232              34
Sunrise Telecom, Inc. New                                  3,700              32
TECO Energy, Inc.                                          9,500             304
Telephone & Data Systems, Inc.                             4,000             420
TranSwitch Corp. (a)                                       5,000              87
Triton PCS Holdings, Inc. Class A                          4,300             168
UGI Corp.                                                  3,200              85
UIL Holdings Corp.                                         1,600              78
UniSource Energy Corp.                                     3,000              70
United States Cellular Corp. (a)                             700              46
UtiliCorp United, Inc.                                    12,400             438
Vectren Corp.                                              2,100              48
West Corp. (a)                                               600              15
Western Resources, Inc.                                    9,100             225
Wisconsin Energy Corp.                                    16,300             359
WPS Resources Corp.                                        3,100             102
XO Communications Inc.                                    13,200              51
                                                                   -------------
                                                                           9,640
                                                                   -------------

TOTAL COMMON STOCKS
(cost $109,517)                                                          104,746
                                                                   -------------
                                                       PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                           $
                                                       ---------
SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                       5,928           5,928
United States Treasury Bills (b)(c)(d)
   4.400% due 06/21/01                                       650             646
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,574)                                                              6,574
                                                                   -------------
TOTAL INVESTMENTS - 100.4%
(identified cost $116,091)                                               111,320

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                                (432)
                                                                   -------------
NET ASSETS - 100.0%                                                      110,888
                                                                   =============
                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
FUTURES CONTRACTS                                    CONTRACTS         (000)
                                                     ---------     -------------
S&P 500 Index
   expiration date 06/01                                    10     $          77
Russell 2000(TM) Index
   expiration date 06/01                                    14                69
                                                                   -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                             $         146
                                                                   =============

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

192 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $116,091)...................................................    $ 111,320
Receivables:
   Dividends.......................................................................................           80
   Investments sold................................................................................        9,757
   Fund shares sold................................................................................          246
   From Advisor....................................................................................           11
                                                                                                       ---------
      Total assets.................................................................................      121,414

LIABILITIES
Payables:
   Investments purchased............................................................    $   10,238
   Fund shares redeemed.............................................................           118
   Accrued fees to affiliates.......................................................            88
   Other accrued expenses...........................................................            66
   Daily variation margin on futures contracts......................................            16
                                                                                          --------
      Total liabilities............................................................................       10,526
                                                                                                       ---------
NET ASSETS.........................................................................................    $ 110,888
                                                                                                       =========
NET ASSETS CONSIST OF:
Undistributed net investment income................................................................    $      30
Accumulated net realized gain (loss)...............................................................      (14,167)
Unrealized appreciation (depreciation) on:
   Investments.....................................................................................       (4,771)
   Futures contracts...............................................................................          146
Shares of beneficial interest......................................................................          120
Additional paid-in capital.........................................................................      129,530
                                                                                                       ---------
NET ASSETS.........................................................................................    $ 110,888
                                                                                                       =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($2,578,053 divided by 281,366 shares of $.01 par value
      shares of beneficial interest outstanding)...................................................    $    9.16
                                                                                                       =========
   Class E ($556,204 divided by 59,986 shares of $.01 par value
      shares of beneficial interest outstanding)...................................................    $    9.27
                                                                                                       =========
   Class S ($107,753,900 divided by 11,615,468 shares of $.01 par value
      shares of beneficial interest outstanding)...................................................    $    9.28
                                                                                                       =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Small Cap Fund 193

TAX-MANAGED SMALL CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends.....................................................     $     552
   Dividends from Money Market Fund..............................           144
   Interest......................................................            17
                                                                      ---------
      Total investment income....................................           713

EXPENSES
   Advisory fees........................................ $    524
   Administrative fees..................................       26
   Custodian fees.......................................      146
   Distribution fees - Class C..........................        9
   Transfer agent fees..................................       84
   Professional fees....................................       14
   Registration fees....................................       38
   Shareholder servicing fees - Class C.................        3
   Shareholder servicing fees - Class E.................        1
   Trustees' fees.......................................        7
   Miscellaneous........................................       29
                                                         --------
   Expenses before reductions...........................      881
   Expense reductions...................................     (198)
                                                         --------     ---------
      Expenses, net..............................................           683
                                                                      ---------
Net investment income............................................            30
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..........................................   (8,829)
   Futures contracts....................................     (510)       (9,339)
                                                         --------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................  (11,211)
   Futures contracts....................................      133       (11,078)
                                                         --------     ---------
Net realized and unrealized gain (loss)..........................       (20,417)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............     $ (20,387)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

194 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001       TEN MONTHS ENDED          YEAR ENDED
                                                                       (UNAUDITED)         OCTOBER 31, 2000      DECEMBER 31, 1999*
                                                                     ----------------      ----------------      ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..........................................   $             30      $            (38)     $               35
   Net realized gain (loss).......................................             (9,339)               (4,664)                   (181)
   Net change in unrealized appreciation (depreciation)...........            (11,078)                4,607                   1,846
                                                                     ----------------      ----------------      ------------------
      Net increase (decrease) in net assets from operations.......            (20,387)                  (95)                  1,700
                                                                     ----------------      ----------------      ------------------

DISTRIBUTIONS
   From net investment income
      Class C.....................................................                 --                    (1)                     --
      Class E.....................................................                 --                    --                      --
      Class S.....................................................                 --                   (33)                     --
                                                                     ----------------      ----------------      ------------------
         Net decrease in net assets from distributions............                 --                   (34)                     --
                                                                     ----------------      ----------------      ------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..             23,231                78,898                  27,575
                                                                     ----------------      ----------------      ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......................              2,844                78,769                  29,275

NET ASSETS
   Beginning of period............................................            108,044                29,275                      --
                                                                     ----------------      ----------------      ------------------
   End of period (including undistributed net investment income of
      $30 at April 30, 2001 and $35 at December 31, 1999).........   $        110,888      $        108,044      $           29,275
                                                                     ================      ================      ==================

*  For the period December 1, 1999 (commencement of sale) to December 31, 1999.

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Small Cap Fund 195

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2001*        2000**        1999***
                                                                                        --------      ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................      $   11.07     $   10.71     $   10.00
                                                                                        --------      ---------     ---------
INCOME FROM OPERATIONS
   Net investment income (a)......................................................          (.04)         (.10)            --
   Net realized and unrealized gain (loss)........................................         (1.87)          .47            .71
                                                                                        --------      ---------     ---------
      Total income from operations................................................         (1.91)          .37            .71
                                                                                        --------      ---------     ---------

DISTRIBUTIONS
   From net investment income.....................................................            --          (.01)            --
                                                                                        --------      ---------     ---------

NET ASSET VALUE, END OF PERIOD....................................................      $   9.16      $  11.07      $   10.71
                                                                                        ========      ========      =========
TOTAL RETURN (%)(b)...............................................................        (17.33)         3.52           7.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................................         2,578         2,414            222
   Ratios to average net assets (%)(c):
      Operating expenses, net.....................................................          2.25          2.25           2.18
      Operating expenses, gross...................................................          2.57          2.77           8.78
      Net investment income.......................................................          (.92)        (1.05)           .73

   Portfolio turnover rate (%)....................................................        138.17         71.20           3.33

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

196 Tax-Managed Small Cap Fund

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        2001*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD..............................   $    10.00

INCOME FROM OPERATIONS
   Net investment income (a)......................................           --
   Net realized and unrealized gain (loss)........................         (.73)
                                                                     ----------
      Total income from operations................................         (.73)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD....................................   $     9.27
                                                                     ==========
TOTAL RETURN (%)(b)...............................................       (12.71)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................          556

   Ratios to average net assets (%)(c):
      Operating expenses, net.....................................         1.19
      Operating expenses, gross...................................         1.45
      Net investment income.......................................         (.09)

   Portfolio turnover rate (%)....................................       138.17

* For the period November 14, 2000 (commencement of sale) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                  Tax-Managed Small Cap Fund 197

TAX-MANAGED SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*         2000**       1999***
                                                                                        --------      ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................     $  11.15      $   10.73     $   10.00
                                                                                        --------      ---------     ---------
INCOME FROM OPERATIONS
   Net investment income (a).......................................................           --             --           .01
   Net realized and unrealized gain (loss).........................................        (1.87)           .43           .72
                                                                                        --------      ---------     ---------
      Total income from operations.................................................        (1.87)           .43           .73
                                                                                        --------      ---------     ---------
DISTRIBUTIONS
   From net investment income......................................................           --           (.01)           --
                                                                                        --------      ---------     ---------
NET ASSET VALUE, END OF PERIOD.....................................................     $   9.28      $   11.15     $   10.73
                                                                                        ========      =========     =========
TOTAL RETURN (%)(b)................................................................       (16.85)          4.08          7.30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................................      107,754        105,630        29,053

   Ratios to average net assets (%)(c):
      Operating expenses, net......................................................         1.25           1.25          1.25
      Operating expenses, gross....................................................         1.62           1.85          7.95
      Net investment income........................................................          .08           (.04)         1.92

   Portfolio turnover rate (%).....................................................       138.17          71.20          3.33

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

198 Tax-Managed Small Cap Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                              ------     ------
COMMON STOCKS - 90.3%
AUTO AND TRANSPORTATION - 1.3%
BE Aerospace, Inc. (a)                                         1,600        34
Harley-Davidson, Inc.                                          2,900       134
Mercury Air Group, Inc.                                        8,300        45
OMI Corp.                                                     23,100       171
Southwest Airlines Co.                                        10,800       197
Stelmar Shipping, Ltd. New                                     3,200        50
United Auto Group, Inc. (a)                                    3,600        55
                                                                         -----
                                                                           686
                                                                         -----

CONSUMER DISCRETIONARY - 13.6%
Action Performance Companies, Inc. (a)                         3,400        55
Aldila, Inc.                                                   3,000         5
Alliance Gaming Corp.                                          8,000       185
American Eagle Outfitters, Inc. (a)                            1,500        56
AOL Time Warner, Inc. (a)                                     26,500     1,338
Applebee's International, Inc.                                 1,600        67
Bed Bath & Beyond, Inc. (a)                                    3,900       110
Best Buy Co. (a)                                               3,100       171
Bon-Ton Stores, Inc. (The)                                    12,000        30
CellStar Corp. (a)                                            30,200        42
Cendant Corp. (a)                                              2,600        46
Clear Channel Communications, Inc. (a)                         7,760       433
Cross (A.T.) Co. Class A                                       9,600        70
Direct Focus, Inc. (a)                                         2,800        95
Disney (Walt) Co.                                              1,700        51
Gadzooks, Inc. (a)                                             3,200        65
Hancock Fabrics, Inc.                                          9,200        76
Home Depot, Inc. (The)                                        25,920     1,221
Homebase, Inc. (a)                                             7,600        10
Hot Topic, Inc. (a)                                            2,800        94
Insight Communications Co., Inc.                               3,500        97
JAKKS Pacific, Inc. (a)                                        4,300        62
Kohl's Corp. (a)                                               4,300       263
Lowe's Cos., Inc.                                              3,500       221
Monsanto Co. New                                               1,100        34
Oakley, Inc. (a)                                               2,700        64
Pep Boys - Manny, Moe & Jack                                   8,000        38
Pixar, Inc. (a)                                                3,800       124
Racing Champions Corp. (a)                                     8,300        29
Rawlings Sporting Goods Co., Inc.                              5,800        30
Rent-A-Center, Inc. (a)                                        2,400        87
Sabre Holdings Corp.                                           1,300        65
SCP Pool Corp. (a)                                             2,600        82
Southern Energy Homes, Inc.                                   29,000        49
Target Corp.                                                   5,200       200
TETRA Technologies, Inc. (a)                                   4,300       118
Tommy Hilfiger Corp. (a)                                       1,600        19
Tweeter Home Entertainment Group, Inc. New                     2,300        58
Virco Manufacturing Corp.                                      2,100        20
Wal-Mart Stores, Inc.                                         25,130     1,300
                                                                         -----
                                                                         7,180
                                                                         -----

CONSUMER STAPLES - 2.4%
Constellation Brands, Inc. Class A (a)                           800        52
CVS Corp.                                                      5,310       313
Golden State Vintners, Inc. Class B (a)                        6,900        58
PepsiCo, Inc.                                                  5,930       260
Philip Morris Cos., Inc.                                       2,600       130
Suiza Foods Corp. (a)                                            700        32
Walgreen Co.                                                  10,170       436
                                                                         -----
                                                                         1,281
                                                                         -----

FINANCIAL SERVICES - 9.8%
American Express Co.                                           1,500        64
American International Group, Inc.                             3,800       311
Bank of New York Co., Inc.                                       800        40
Citigroup, Inc.                                                4,000       197
Columbia Banking System, Inc.                                  2,600        31
Federal National Mortgage Association                          3,260       262
First Data Corp.                                               3,000       202
Fiserv, Inc. (a)                                                 800        44
Franklin Resources, Inc.                                       2,500       109
Freddie Mac                                                    1,700       112
Goldman Sachs Group, Inc.                                      3,420       312
Household International, Inc.                                  1,300        83
IndyMac Bancorp, Inc.                                          2,800        64
Lehman Brothers Holdings, Inc.                                   900        65
Merrill Lynch & Co., Inc.                                      3,500       216
Metris Companies, Inc.                                         1,700        51
Morgan Stanley Dean Witter & Co.                               2,700       170
Northern Trust Corp.                                           1,000        65
Paychex, Inc.                                                  8,500       294
Progressive Corp.                                              7,900       923
Providian Financial Corp.                                     11,400       608
Republic First Bancorp, Inc.                                   4,500        25
Schwab (Charles) Corp.                                        17,400       344
Scottish Annuity & Life Holdings, Ltd.                         7,000        95
Stilwell Financial, Inc.                                      12,700       373
Wells Fargo Co.                                                1,700        80
                                                                         -----
                                                                         5,140
                                                                         -----

HEALTH CARE - 15.4%
Abaxis, Inc.                                                  10,500        50
Abbott Laboratories                                           11,850       550
Abgenix, Inc. (a)                                              1,600        60

                                                          Select Growth Fund 199

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
ALZA Corp. (a)                                             1,400              64
American Home Products Corp.                               7,820             452
Amgen, Inc. (a)                                           13,110             802
Baxter International, Inc.                                 4,630             422
Biogen, Inc. (a)                                           5,300             343
Biomet, Inc.                                               2,200              94
Bristol-Myers Squibb Co.                                   6,510             365
Cardinal Health, Inc.                                      5,010             338
Caremark Rx, Inc. (a)                                      7,700             122
Covance, Inc. (a)                                          1,600              26
First Health Group Corp.                                   1,800              93
Forest Labs, Inc. (a)                                      1,300              79
Genentech, Inc. (a)                                        8,700             457
Genzyme Corp. (a)                                          1,100             120
HCA-The Healthcare Co.                                     7,100             275
Johnson & Johnson                                          1,700             164
King Pharmaceuticals, Inc. (a)                             3,500             147
Large Scale Biology Corp. New (a)                          1,800               7
LifePoint Hospitals, Inc. (a)                              1,400              49
Lilly (Eli) & Co.                                            900              77
Medicis Pharmaceutical Corp.
  Class A. (a)                                               700              35
Medtronic, Inc.                                              800              36
Merck & Co., Inc.                                          1,400             106
OrthoLogic Corp.                                          20,700              80
OSI Pharmaceuticals, Inc. (a)                              1,100              56
Pfizer, Inc.                                              46,170           1,999
Pharmacia Corp.                                            1,700              89
PhotoMedex, Inc.                                           7,000              45
POZEN, Inc. New (a)                                          500               4
Renal Care Group, Inc. (a)                                 1,500              43
Respironics, Inc. (a)                                        300              10
SangStat Medical Corp. (a)                                 7,200              80
Schering-Plough Corp.                                      1,800              69
Sepracor, Inc. (a)                                           500              13
Tenet Healthcare Corp.                                     2,200              97
UnitedHealth Group, Inc. (a)                               2,970             193
                                                                           -----
                                                                           8,111
                                                                           -----

INTEGRATED OILS - 0.2%
El Paso Corp.                                              1,600             110
                                                                           -----

MATERIALS AND PROCESSING - 1.4%
Air Products & Chemicals, Inc.                               900              39
Bethlehem Steel Corp. (a)                                 10,800              38
Centex Corp.                                                 800              35
Engelhard Corp.                                            3,500              90
Fluor Corp. New                                            1,400              74
Foamex International, Inc.                                 4,800              25
Freeport-McMoRan Copper & Gold,
  Inc. Class B                                             4,600              65
Griffon Corp. (a)                                          2,300              21
Maverick Tube Corp. (a)                                    2,300              56
Minnesota Mining & Manufacturing Co.                         600              71
Sigma Aldrich Corp.                                        3,300             152
Tyco International, Ltd.                                   1,700              91
                                                                           -----
                                                                             757
                                                                           -----

OTHER ENERGY - 2.6%
AES Corp. (a)                                              5,280             252
Apache Corp.                                                 800              51
Barrett Resources Corp. (a)                                  400              26
Belco Oil & Gas Corp. (a)                                  4,200              37
BJ Services Co. (a)                                          900              74
Brown (Tom), Inc. (a)                                      2,400              61
Halliburton Co.                                            1,000              43
Hanover Compressor Co. (a)                                 2,100              76
Kerr-McGee Corp.                                           1,700             122
Kinder Morgan, Inc.                                        1,400              82
Marine Drilling Co, Inc. (a)                               2,200              66
Nabors Industries, Inc. (a)                                2,400             143
National-Oilwell, Inc. (a)                                 2,000              79
Smith International, Inc.                                    200              16
Tidewater, Inc.                                              300              14
Transocean Sedco Forex, Inc.                               1,000              54
Valero Energy Corp.                                        1,700              83
Varco International, Inc. (a)                              4,100              97
                                                                           -----
                                                                           1,376
                                                                           -----

PRODUCER DURABLES - 8.3%
Applied Materials, Inc. (a)                               15,110             825
Boeing Co. (The)                                           2,200             136
Celestica, Inc. (a)                                        6,250             319
Encore Wire Corp. (a)                                      8,400              76
General Electric Co.                                      48,240           2,341
Itron, Inc. (a)                                            7,400             110
KLA Tencor Corporation (a)                                 2,100             115
Measurement Specialties, Inc.                              4,500              99
Novellus Systems, Inc. (a)                                 2,100             116
RTI International Metals (a)                               6,700              95
Textron, Inc.                                                900              48
United Technologies Corp.                                    700              55
Waste Management, Inc.                                     1,700              41
                                                                           -----
                                                                           4,376
                                                                           -----

TECHNOLOGY - 32.2%
Activision, Inc. (a)                                       4,400             120
Adobe Systems, Inc.                                        1,000              45
Advanced Micro Devices, Inc. (a)                           2,200              68
Agere Systems, Inc.                                       28,960             203
Analog Devices, Inc. (a)                                   5,940             281
ANSYS, Inc.                                                4,300              57

200 Select Growth Fund

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                           NUMBER         VALUE
                                                             OF           (000)
                                                           SHARES           $
                                                           ------         ------
Apple Computer, Inc.                                        1,700             43
Avid Technology, Inc. (a)                                   4,000             69
BEA Systems, Inc. (a)                                       8,320            340
BISYS Group, Inc. (a)                                         800             39
Brocade Communications
  Systems, Inc. (a)                                         1,100             42
Cadence Design Systems, Inc.                                4,900            101
Check Point Software
  Technologies, Ltd. (a)                                    2,300            144
CIENA Corp. (a)                                             5,810            320
Cirrus Logic, Inc. (a)                                      3,300             54
Cisco Systems, Inc. (a)                                    71,520          1,214
Clarent Corp. (a)                                           1,000              9
ClickAction, Inc.                                           3,000             13
Computer Associates International, Inc.                       900             29
Comverse Technology, Inc. (a)                               1,100             75
Concurrent Computer Corp.                                   1,300              7
Dell Computer Corp. (a)                                    37,530            987
Descartes Systems Group, Inc. (The) (a)                     1,400             28
Digi International, Inc. (a)                                1,800             11
Digital Generation Systems, Inc.                            6,800             16
eBay, Inc. (a)                                              4,000            202
Electronic Arts, Inc. (a)                                     400             23
Electronic Data Systems Corp.                               4,800            310
EMC Corp. (a)                                              16,390            649
Encad, Inc. (a)                                             3,800              7
Epicor Software Corp.                                      11,500             13
Flextronics International, Ltd. (a)                        12,190            328
Galileo International, Inc.                                 2,100             51
GlobeSpan, Inc. (a)                                         1,300             29
Homeseekers.com, Inc.                                      87,300             70
Impath, Inc. (a)                                              600             19
infoUSA, Inc.                                              16,300             72
Intel Corp.                                                12,800            396
International Business Machines Corp.                       3,000            345
Intertrust Technologies Corp. (a)                           4,400             15
Interwoven, Inc. (a)                                        3,900             57
JDS Uniphase Corp. (a)                                     22,820            488
Juniper Networks, Inc. (a)                                  7,410            437
Lightbridge, Inc. (a)                                       2,900             39
Manugistics Group, Inc. (a)                                   700             24
MatrixOne, Inc. (a)                                         2,300             55
Maxim Integrated Products, Inc. (a)                        10,200            521
McDATA Corp. New                                            1,800             50
Mercury Interactive Corp. (a)                                 900             60
Metalink, Ltd. New                                          1,900             18
Micromuse, Inc.                                             1,300             64
Micron Technology, Inc. (a)                                14,650            665
Microsoft Corp. (a)                                        39,900          2,703
Netegrity, Inc. (a)                                           900             36
Network Appliance, Inc. (a)                                12,100            275
Newport Corp.                                               1,200             45
Nortel Networks Corp.                                      15,280            234
OPNET Technologies, Inc. New                                3,000             52
Optimal Robotics Corp. New (a)                                900             29
Pivotal Corp. New (a)                                       1,900             48
PMC - Sierra, Inc. (a)                                        900             37
QUALCOMM, Inc. (a)                                         18,340          1,052
Sanchez Computer Associates, Inc. New                       4,100             47
Sanmina Corp. (a)                                           3,000             87
Siebel Systems, Inc. (a)                                   17,040            777
SONICblue, Inc. (a)                                         8,000             39
Sun Microsystems, Inc. (a)                                  5,000             86
SunGard Data Systems (a)                                    1,600             88
Synopsys, Inc. (a)                                            800             46
Take-Two Interactive Software, Inc.                         5,000             70
Texas Instruments, Inc.                                    13,480            522
THQ, Inc. (a)                                               1,500             57
Three-Five Systems, Inc. (a)                                1,900             30
UTStarcom, Inc. New                                         3,000             75
Varian Semiconductor Equipment
  Associates, Inc. (a)                                      1,300             59
Veritas Software Corp. (a)                                  5,680            339
Virage Logic Corp. New                                      4,100             49
Virata Corp. (a)                                            1,900             26
Xilinx, Inc. (a)                                           13,320            632
Yahoo!, Inc. (a)                                            5,500            111
                                                                          ------
                                                                          16,973
                                                                          ------

UTILITIES - 3.1%
Adelphia Business Solutions, Inc. (a)                       5,900             25
Calpine Corp. (a)                                           7,300            416
Charter Communications
  Holdings, Inc. (a)                                        2,500             54
Comcast Corp. Special Class A (a)                           2,400            105
Dynegy, Inc. Class A                                        1,700             98
Enron Corp.                                                 2,800            176
McLeodUSA, Inc. (a)                                         5,000             44
Nokia Corp. - ADR                                           8,970            307
NRG Energy, Inc. (a)                                        3,000            107
Powerwave Technologies, Inc. (a)                            2,600             47
Sprint Corp. (PCS Group) (a)                                3,400             87
WorldCom, Inc. (a)                                          9,360            170
                                                                          ------
                                                                           1,636
                                                                          ------

TOTAL COMMON STOCKS
(cost $48,384)                                                            47,626
                                                                          ------

                                                          Select Growth Fund 201

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                             PRINCIPAL   MARKET
                                                              AMOUNT     VALUE
                                                               (000)     (000)
                                                                 $         $
                                                             ---------   ------
SHORT-TERM INVESTMENTS - 10.8%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                           5,232      5,232
United States Treasury Bills (b)(c)(d)
   4.400% due 06/21/01                                           500        497
                                                                         ------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,729)                                                             5,729
                                                                         ------

TOTAL INVESTMENTS - 101.1%
(identified cost $54,113)                                                53,355

OTHER ASSETS AND LIABILITIES,
NET - (1.1%)                                                               (603)
                                                                         ------

NET ASSETS - 100.0%                                                      52,752
                                                                         ======
                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
FUTURES CONTRACTS                                     CONTRACTS       (000)
                                                      ---------   --------------
Nasdaq 100 Index
   expiration date 06/01                                   8      $           22

S&P Barra Growth Index
   expiration date 06/01                                  10                  35

S&P 500 Index
   expiration date 06/01                                   7                 (32)
                                                                  --------------

Total Unrealized Appreciation (Depreciation)
   on Open Futures Contracts Purchased                            $           25
                                                                  ==============

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

202 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $54,113)............................................................ $  53,355
Receivables:
   Dividends...............................................................................................        13
   Investments sold........................................................................................       256
   Daily variation margin on futures contracts.............................................................        28
Prepaid expenses...........................................................................................        39
                                                                                                            ---------
      Total assets.........................................................................................    53,691

LIABILITIES
Payables:
   Investments purchased.....................................................................  $   885
   Accrued fees to affiliates................................................................       19
   Other accrued expenses....................................................................       35
                                                                                               -------

      Total liabilities....................................................................................       939
                                                                                                            ---------
NET ASSETS................................................................................................. $  52,752
                                                                                                            =========
NET ASSETS CONSIST OF:
Net operating loss......................................................................................... $      (3)
Accumulated net realized gain (loss).......................................................................    (9,502)
Unrealized appreciation (depreciation) on:
   Investments.............................................................................................      (758)
   Futures contracts.......................................................................................        25
Shares of beneficial interest..............................................................................        64
Additional paid-in capital.................................................................................    62,926
                                                                                                            ---------
NET ASSETS................................................................................................. $  52,752
                                                                                                            =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,119,205 divided by 135,519 shares of $.01 par value
      shares of beneficial interest outstanding)........................................................... $    8.26
                                                                                                            =========
   Class E ($1,488,528 divided by 180,010 shares of $.01 par value
      shares of beneficial interest outstanding)........................................................... $    8.27
                                                                                                            =========
   Class I ($24,465,319 divided by 2,951,655 shares of $.01 par value
      shares of beneficial interest outstanding)...........................................................      8.28
                                                                                                            =========
   Class S ($25,678,938 divided by 3,103,186 shares of $.01 par value
      shares of beneficial interest outstanding)........................................................... $    8.27
                                                                                                            =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 203

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands
                    For the Period January 31, 2001 (commencement of operations)
                                                   to April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends...................................................................................      $       47
   Dividends from Money Market Fund............................................................              86
   Interest....................................................................................               6
                                                                                                     ----------
      Total investment income..................................................................             139

EXPENSES
   Advisory fees......................................................................  $    96
   Administrative fees................................................................        6
   Custodian fees.....................................................................       22
   Distribution fees - Class C........................................................        2
   Transfer agent fees................................................................       25
   Professional fees..................................................................       14
   Registration fees..................................................................       52
   Shareholder servicing fees - Class C...............................................        1
   Shareholder servicing fees - Class E...............................................        1
   Trustees' fees.....................................................................        5
   Miscellaneous......................................................................       21
                                                                                        -------
   Expenses before reductions.........................................................      245
   Expense reductions.................................................................     (103)
                                                                                        -------
      Expenses, net............................................................................             142
                                                                                                     ----------
Net investment loss............................................................................              (3)
                                                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................   (8,721)
   Futures contracts..................................................................     (781)         (9,502)
                                                                                        -------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................     (758)
   Futures contracts..................................................................       25            (733)
                                                                                        -------      ----------
Net realized and unrealized gain (loss)...............................................                  (10,235)
                                                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................................               $  (10,238)
                                                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

204 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                           JANUARY 31, 2001* TO
                                                                                  APRIL 30, 2001
                                                                                    (UNAUDITED)
                                                                              ---------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment loss.......................................................           $        (3)
   Net realized gain (loss)..................................................                (9,502)
   Net change in unrealized appreciation (depreciation)......................                  (733)
                                                                                        -----------
      Net increase (decrease) in net assets from operations..................               (10,238)
                                                                                        -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.............                62,990
                                                                                        -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..................................                52,752

NET ASSETS
   Beginning of period.......................................................                    --
                                                                                        -----------
   End of period (including accumulated distributions in excess of
      net investment income of $3 at April 30, 2001).........................           $    52,752
                                                                                        ===========

*  Commencement of operations.

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 205

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   2001*
                                                                                                                ---------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................  $   10.00
                                                                                                                ---------
INCOME FROM OPERATIONS
   Net investment income (loss) (a)...........................................................................       (.02)
   Net realized and unrealized gain (loss)....................................................................      (1.72)
                                                                                                                ---------
      Total income from operations............................................................................      (1.74)
                                                                                                                ---------
NET ASSET VALUE, END OF PERIOD................................................................................  $    8.26
                                                                                                                =========
TOTAL RETURN (%)(b)...........................................................................................     (17.40)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................      1,119

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................................................................       2.34
      Operating expenses, gross...............................................................................       3.18
      Net investment income (loss)............................................................................      (1.21)

   Portfolio turnover rate (%)................................................................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

206 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2001*
                                                                     ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................   $   10.00
                                                                     ---------
INCOME FROM OPERATIONS
   Net investment income (loss) (a)...............................        (.01)
   Net realized and unrealized gain (loss)........................       (1.72)
                                                                     ---------
      Total income from operations................................       (1.73)
                                                                     ---------
NET ASSET VALUE, END OF PERIOD....................................   $    8.27
                                                                     =========

TOTAL RETURN (%)(b)...............................................      (17.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................       1,489

   Ratios to average net assets (%)(c):
      Operating expenses, net.....................................        1.60
      Operating expenses, gross...................................        2.44
      Net investment income (loss)................................        (.45)

   Portfolio turnover rate (%)....................................       68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          Select Growth Fund 207

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        2001*
                                                                      ---------

NET ASSET VALUE, BEGINNING OF PERIOD................................  $   10.00
                                                                      ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)..................................         --
   Net realized and unrealized gain (loss)..........................      (1.71)
                                                                      ---------
      Total income from operations..................................      (1.71)
                                                                      ---------
NET ASSET VALUE, END OF PERIOD......................................  $    8.29
                                                                      =========

TOTAL RETURN (%)(b).................................................     (17.20)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........................     24,465

   Ratios to average net assets (%)(c):
      Operating expenses, net.......................................        .89
      Operating expenses, gross.....................................       1.73
      Net investment income (loss)..................................       (.24)

   Portfolio turnover rate (%)......................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.


208 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                    2001*
                                                                                                                 ----------
NET ASSET VALUE, BEGINNING OF PERIOD.........................................................................    $    10.00
                                                                                                                 ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)...........................................................................            --
   Net realized and unrealized gain (loss)...................................................................         (1.72)
                                                                                                                 ----------
      Total income from operations...........................................................................         (1.72)
                                                                                                                 ----------

NET ASSET VALUE, END OF PERIOD...............................................................................    $     8.28
                                                                                                                 ==========
TOTAL RETURN (%)(b)..........................................................................................        (17.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..................................................................        25,679

   Ratios to average net assets (%)(c):
      Operating expenses, net................................................................................          1.35
      Operating expenses, gross..............................................................................          2.19
      Net investment income (loss)...........................................................................          (.21)

   Portfolio turnover rate (%)...............................................................................         68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          Select Growth Fund 209

SELECT VALUE FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                  ---------            ---------
COMMON STOCKS - 84.8%
AUTO AND TRANSPORTATION - 0.6%
Arkansas Best Corp. (a)                              3,700                    73
Canadian National Railway Co.                        2,500                    99
Landstar Systems, Inc. (a)                             800                    52
Lear Corp.                                           2,200                    79
Newport News Shipbuilding, Inc.                        500                    32
                                                                       ---------
                                                                             335
                                                                       ---------
CONSUMER DISCRETIONARY - 7.1%
AT&T Corp. - Liberty Media Group
   Class A (a)                                      21,900                   350
Columbia Sportswear Co. (a)                          1,400                    95
Disney (Walt) Co.                                    6,900                   209
Extended Stay America, Inc. (a)                      4,700                    74
Gannett Co., Inc.                                    3,200                   207
Gap, Inc. (The)                                      3,200                    89
Insight Communications Co., Inc.                     1,700                    47
Kimberly-Clark Corp.                                11,500                   683
Maxwell Shoe Company, Inc.
   Class A (a)                                       4,300                    65
McDonald's Corp.                                    14,900                   410
Movado Group, Inc.                                   6,000                    92
Omnicom Group, Inc.                                  1,100                    97
Phillips-Van Heusen Corp.                            4,700                    71
Reebok International, Ltd. (a)                       3,900                   100
Sears Roebuck & Co.                                  5,400                   199
Skechers U.S.A., Inc. Class A (a)                    2,600                    94
Tommy Hilfiger Corp. (a)                             5,900                    71
Tribune Co.                                          2,100                    88
Ventiv Health, Inc.                                  3,000                    40
Viacom, Inc. Class B (a)                            13,484                   702
Wet Seal, Inc. Class A (The) (a)                     2,500                    69
                                                                       ---------
                                                                           3,852
                                                                       ---------
CONSUMER STAPLES - 3.6%
J.M. Smucker Co., (The)                              6,600                   173
Clorox Co. (The)                                     3,400                   108
Diageo PLC - ADR                                     4,700                   197
General Mills, Inc.                                  2,400                    95
Kroger Co. (a)                                      10,700                   242
PepsiCo, Inc.                                        3,600                   158
Philip Morris Cos., Inc.                             4,800                   241
Procter & Gamble Co.                                 4,300                   258
Quaker Oats Co. (The)                                1,300                   126
Safeway, Inc. (a)                                    3,800                   206
Standard Commercial Corp.                            8,000                   117
                                                                       ---------
                                                                           1,921
                                                                       ---------
FINANCIAL SERVICES - 29.7%
Allstate Corp.                                       7,100                   296
American General Corp.                              11,800                   515
American International Group, Inc.                   1,200                    98
AON Corp.                                           15,600                   519
Astoria Financial Corp.                              2,700                   156
Bank of America Corp.                                7,100                   398
CBL & Associates Properties, Inc. (e)                3,200                    88
Chubb Corp. (The)                                    9,300                   621
CIGNA Corp.                                          9,600                 1,024
Citigroup, Inc.                                     15,100                   742
Coastal Bancorp, Inc.                                2,100                    62
Cullen Frost Bankers, Inc.                           2,300                    74
Doral Financial Corp.                                2,400                    78
Equity Office Properties Trust (e)                   4,200                   120
Equity Residential Properties Trust (e)              3,400                   178
Federal National Mortgage Association                7,000                   562
Fidelity National Financial, Inc.                    3,400                    80
First Data Corp.                                     6,400                   432
First Industrial Realty Trust, Inc. (e)              2,600                    80
FleetBoston Financial Corp.                         11,600                   445
Freddie Mac                                         11,000                   724
Gallagher (Arthur J.) & Co.                          6,900                   174
Hartford Financial Services
   Group, Inc. (The)                                17,700                 1,099
Household International, Inc.                        9,700                   621
Innkeepers USA Trust                                 8,700                    99
J.P. Morgan Chase & Co.                              9,800                   470
Jefferson-Pilot Corp.                                4,500                   210
John Hancock Financial Services, Inc.                4,500                   167
Kilroy Realty Corp. (e)                              1,700                    45
Mack-Cali Realty Corp. (e)                           3,100                    83
Mellon Financial Corp.                              12,700                   520
Merrill Lynch & Co., Inc.                            1,400                    86
Metris Companies, Inc.                               3,200                    96
MONY Group, Inc. (The)                               2,000                    70
Morgan Stanley Dean Witter & Co.                    12,600                   791
PNC Bank Corp.                                      13,400                   872
Providian Financial Corp.                           10,700                   570
Radian Group, Inc.                                   1,300                   101
Raymond James Financial, Inc.                        2,000                    61
RenaissanceRe Holdings, Ltd.                         1,600                   102
Republic Bancorp, Inc.                               5,100                    68
SAFECO Corp.                                         6,300                   168
Security Capital Group, Inc.
   Class B (a)                                       4,000                    83
SouthTrust Corp.                                     2,500                   119
Sovereign Bancorp, Inc.                             10,600                   112

210 Select Value Fund

SELECT VALUE FUND

                                                      April 30, 2001 (Unaudited)


                                                                        MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                   --------            ---------
St. Paul Cos., Inc.                                 11,100                   501
Stewart Information Services Corp.                   4,200                    71
SunTrust Banks, Inc.                                 5,600                   355
Triad Guaranty, Inc. (a)                             1,200                    42
U.S. Bancorp                                         4,681                    99
USA Education, Inc.                                  7,000                   498
Wells Fargo Co.                                      5,600                   263
Whitney Holding Corp.                                2,100                    84
                                                                       ---------
                                                                          15,992
                                                                       ---------
HEALTH CARE - 7.5%
Abbott Laboratories                                  3,900                   181
AdvancePCS                                           1,600                    92
American Home Products Corp.                         4,700                   271
Becton, Dickinson & Co.                              6,100                   197
Bergen Brunswig Corp. Class A                        6,300                   115
Biogen, Inc. (a)                                     9,300                   601
Boston Scientific Corp. (a)                         26,900                   427
Guidant Corp. (a)                                    4,200                   172
HCA-The Healthcare Co.                              17,900                   693
Johnson & Johnson                                      700                    68
LifePoint Hospitals, Inc. (a)                        1,300                    45
Lilly (Eli) & Co.                                    2,300                   196
Novartis AG - ADR                                    7,600                   298
PacifiCare Health Systems, Inc. (a)                  2,300                    81
Pharmaceutical Product
  Development, Inc. (a)                                500                    30
Pharmacia Corp.                                      2,600                   136
Professional Detailing, Inc. (a)                       400                    29
RehabCare Group, Inc. (a)                            1,800                    68
Rightchoice Managed Care, Inc. (a)                   2,900                   118
Schering-Plough Corp.                                5,900                   227
                                                                       ---------
                                                                           4,045
                                                                       ---------
INTEGRATED OILS - 4.3%
Chevron Corp.                                          500                    48
El Paso Corp.                                        7,300                   502
Exxon Mobil Corp.                                    8,000                   709
Occidental Petroleum Corp.                           4,300                   130
Phillips Petroleum Co.                               8,800                   524
Royal Dutch Petroleum Co.                            1,500                    89
Texaco, Inc.                                         1,500                   108
Unocal Corp.                                         5,100                   196
                                                                       ---------
                                                                           2,306
                                                                       ---------
MATERIALS AND PROCESSING - 6.8%
Agrium, Inc.                                         5,400                    62
Air Products & Chemicals, Inc.                       6,900                   297
AKZO Nobel - ADR                                     4,900                   205
Alcoa, Inc.                                         10,700                   443
Archer-Daniels-Midland Co.                           5,600                    67
Dow Chemical Co.                                    13,500                   452
International Paper Co.                              9,300                   364
Lone Star Technologies, Inc. (a)                     1,100                    58
Masco Corp.                                         11,800                   271
Precision Castparts Corp.                            1,500                    56
Rohm & Haas Co.                                      6,700                   230
Syngenta AG - ADR                                   15,000                   152
Tyco International, Ltd.                            11,200                   598
Weyerhaeuser Co.                                     7,000                   395
                                                                       ---------
                                                                           3,650
                                                                       ---------
OTHER ENERGY - 3.0%
Apache Corp.                                         1,400                    90
Arch Coal, Inc.                                      2,100                    65
Cooper Cameron Corp. (a)                               800                    50
Devon Energy Corp.                                   4,500                   266
Global Marine, Inc. (a)                              2,700                    78
GulfMark Offshore, Inc. (a)                          2,300                    83
Halliburton Co.                                      8,000                   346
Noble Drilling Corp. (a)                             3,100                   150
Parker Drilling Co. (a)                              9,600                    60
Schlumberger, Ltd.                                   2,800                   186
Stone Energy Corp. (a)                               1,072                    53
Tidewater, Inc.                                      1,100                    52
Transocean Sedco Forex, Inc.                           800                    43
Valero Energy Corp.                                  1,500                    71
                                                                      ----------
                                                                           1,593
                                                                      ----------
PRODUCER DURABLES - 7.3%
Alstom - ADR New (a)                                 3,380                   100
Boeing Co. (The)                                    12,500                   773
Caterpillar, Inc.                                    3,000                   151
Deere & Co.                                         13,700                   563
Doncasters PLC - ADR (a)                             4,000                   109
General Dynamics Corp.                               3,900                   301
Grainger (W.W.), Inc.                                3,500                   136
KB HOME                                              3,900                   118
Kulicke & Soffa Industries, Inc. (a)                 3,500                    59
Ladish Co., Inc. (a)                                 3,900                    42
Lockheed Martin Corp.                               12,200                   428
LTX Corp. (a)                                        1,500                    40
Raytheon Co. Class B                                12,800                   377
United Technologies Corp.                            4,200                   327
Waste Management, Inc.                              17,600                   430
                                                                      ----------
                                                                           3,954
                                                                      ----------
TECHNOLOGY - 5.9%
Aeroflex, Inc. (a)                                   3,900                    58
Autodesk, Inc.                                         900                    31
BEI Technologies, Inc.                               4,100                   103
Bel Fuse, Inc. Class A (a)                             500                    13

                                                           Select Value Fund 211

SELECT VALUE FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                    NUMBER              VALUE
                                                      OF                (000)
                                                    SHARES                $
                                                   --------            ---------
Coherent, Inc. (a)                                     900                    36
COMPAQ Computer Corp.                               28,500                   499
Electronic Data Systems Corp.                        9,800                   632
Forrester Research, Inc. (a)                         1,400                    32
General Motors Corp. Class H (a)                    10,800                   230
Illuminet Holdings, Inc. (a)                         3,400                   102
Informix Corp. (a)                                   5,300                    27
Integrated Silicon Solution, Inc. (a)                3,500                    52
Intel Corp.                                          5,100                   158
International Business Machines Corp.                4,600                   530
IONA Technologies PLC                                1,500                    65
KEMET Corp. (a)                                      1,300                    27
Microsoft Corp. (a)                                  3,600                   244
Motorola, Inc.                                       5,800                    90
Read-Rite Corp. (a)                                  7,100                    39
ROHN Industries, Inc. (a)                           17,700                    77
Structural Dynamics Research Corp.                   1,400                    23
Universal Electronics, Inc. (a)                      3,500                    66
Williams Communications
   Group, Inc. New (a)                              10,609                    47
                                                                      ----------
                                                                           3,181
                                                                      ----------

UTILITIES - 9.0%
AGL Resources, Inc.                                  5,400                   123
Cascade Natural Gas Corp.                            6,000                   120
Comcast Corp. Special Class A (a)                    4,600                   202
Cox Communications, Inc. Class A (a)                 2,000                    91
Dominion Resources, Inc.                             2,800                   192
Exelon Corp. (a)                                     4,200                   290
FPL Group, Inc.                                      2,100                   126
Idacorp, Inc.                                        3,100                   119
MDU Resources Group, Inc.                            2,000                    80
National Fuel Gas Co.                                4,500                   253
NICOR, Inc.                                          3,700                   145
NiSource, Inc.                                       7,000                   208
NSTAR                                                5,400                   218
Pinnacle West Capital Corp.                          3,900                   196
Public Service Enterprise Group, Inc.                2,000                    93
Quanta Services, Inc.                                3,000                    77
Qwest Communications
   International, Inc. (a)                           4,600                   188
SBC Communications, Inc.                            11,100                   458
Sprint Corp. (Fon Group)                            11,200                   239
Verizon Communications, Inc.                        14,600                   804
WGL Holdings, Inc. (a)                               3,500                   100
Williams Cos. (The)                                 12,900                   545
                                                                      ----------
                                                                           4,867
                                                                      ----------
TOTAL COMMON STOCKS
(cost $45,646)                                                            45,696
                                                                      ----------
                                                    PRINCIPAL            MARKET
                                                     AMOUNT              VALUE
                                                     (000)               (000)
                                                       $                   $
                                                   ----------         ----------
SHORT-TERM INVESTMENTS - 14.9%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                 7,536                 7,536
United States Treasury Bills
   4.440% due 06/21/01 (b)(c)(d)                       500                   497
                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,033)                                                              8,033
                                                                     -----------
TOTAL INVESTMENTS - 99.7%
(identified cost $53,679)                                                 53,729

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                   146
                                                                     -----------

NET ASSETS - 100.0%                                                       53,875
                                                                     ===========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

                                                                    UNREALIZED
                                                     NUMBER        APPRECIATION
                                                       OF         (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS          (000)
                                                   ----------     --------------
S&P 500 Barra Value Index
   expiration date 06/01                                   14     $           66


S&P 500 Index
   expiration date 06/01                                   18                 68
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                            $          134
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

212 Select Value Fund

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $53,679)................................................................  $  53,728
Receivables:
   Dividends...................................................................................................        163
   Investments sold............................................................................................        732
   Fund shares sold............................................................................................        104

Prepaid expenses...............................................................................................         42
                                                                                                                 ---------
      Total assets..............................................................................................    54,769

LIABILITIES
Payables:
   Investments purchased...............................................................................  $  808
   Accrued fees to affiliates..........................................................................      21
   Other accrued expenses..............................................................................      31
   Daily variation margin on futures contracts.........................................................      34
                                                                                                         ------
      Total liabilities.........................................................................................       894
                                                                                                                 ---------
NET ASSETS.....................................................................................................  $  53,875
                                                                                                                 =========
NET ASSETS CONSIST OF:
Undistributed net investment income............................................................................  $      21
Accumulated net realized gain (loss)...........................................................................     (1,618)
Unrealized appreciation (depreciation) on:
   Investments..................................................................................................        49
   Futures contracts............................................................................................       134
Shares of beneficial interest..................................................................................         56
Additional paid-in capital.....................................................................................     55,233
                                                                                                                 ---------
NET ASSETS.....................................................................................................  $  53,875
                                                                                                                 =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,226,041 divided by 126,775 shares of $.01 par value
      shares of beneficial interest outstanding)...............................................................  $    9.67
                                                                                                                 =========
   Class E ($1,456,206 divided by 150,388 shares of $.01 par value
      shares of beneficial interest outstanding)...............................................................  $    9.68
                                                                                                                 =========
   Class I ($24,072,410 divided by 2,481,672 shares of $.01 par value
      shares of beneficial interest outstanding)...............................................................  $    9.70
                                                                                                                 =========
   Class S ($27,120,006 divided by 2,799,197 shares of $.01 par value
      shares of beneficial interest outstanding)...............................................................  $    9.69
                                                                                                                 =========

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 213

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                    For the Period January 31, 2001 (commencement of operations)
                                                   to April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends............................................................................................................  $     180
   Dividends from Money Market Fund.....................................................................................        108
   Interest.............................................................................................................          6
                                                                                                                          ---------
      Total investment income...........................................................................................        294

EXPENSES
   Advisory fees...............................................................................................  $    84
   Administrative fees.........................................................................................        6
   Custodian fees..............................................................................................       15
   Distribution fees - Class C.................................................................................        2
   Transfer agent fees.........................................................................................       28
   Professional fees...........................................................................................       14
   Registration fees...........................................................................................       50
   Shareholder servicing fees - Class C........................................................................        1
   Shareholder servicing fees - Class E........................................................................        1
   Trustees' fees..............................................................................................        5
   Miscellaneous...............................................................................................       19
                                                                                                                 -------
   Expenses before reductions..................................................................................      225
   Expense reductions..........................................................................................      (91)
                                                                                                                 -------
      Expenses, net.....................................................................................................        134
                                                                                                                          ---------
Net investment income...................................................................................................        160
                                                                                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments.................................................................................................   (1,190)
   Futures contracts...........................................................................................     (428)    (1,618)
                                                                                                                --------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................................       49
   Futures contracts...........................................................................................      134        183
                                                                                                                --------  ---------
Net realized and unrealized gain (loss).................................................................................     (1,435)
                                                                                                                          ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...................................................................  $  (1,275)
                                                                                                                          =========

See accompanying notes which are an integral part of the financial statements

214 Select Value Fund

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                                   JANUARY 31, 2001* TO
                                                                                                     APRIL 30, 2001
                                                                                                      (UNAUDITED)
                                                                                                   -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income........................................................................                  160
   Net realized gain (loss).....................................................................               (1,618)
   Net change in unrealized appreciation (depreciation).........................................                  183
                                                                                                   ------------------
      Net increase (decrease) in net assets from operations.....................................               (1,275)
                                                                                                   ------------------
DISTRIBUTIONS
   From net investment income
      Class C...................................................................................                   (3)
      Class E...................................................................................                  (68)
      Class I...................................................................................                   (2)
      Class S...................................................................................                  (66)
                                                                                                   ------------------
      Net decrease in net assets from distributions.............................................                 (139)
                                                                                                   ------------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions................................               55,289
                                                                                                   ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.....................................................               53,875

NET ASSETS
   Beginning of period..........................................................................                   --
                                                                                                   ------------------
   End of period (including undistributed net investment income of $21 at April 30, 2001).......   $           53,875
                                                                                                   ==================

* Commencement of operations.

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 215

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                  2001*
                                                                                                                --------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................  $  10.00
                                                                                                                --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................................................        --
   Net realized and unrealized gain (loss)....................................................................      (.32)
                                                                                                                --------
      Total income from operations............................................................................      (.32)
                                                                                                                --------
DISTRIBUTIONS
   From net investment income.................................................................................      (.01)
                                                                                                                --------
NET ASSET VALUE, END OF PERIOD................................................................................  $   9.67
                                                                                                                ========
TOTAL RETURN (%)(b)...........................................................................................     (3.14)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................     1,226

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................................................................      2.27
      Operating expenses, gross...............................................................................      3.01
      Net investment income...................................................................................       .12

   Portfolio turnover rate (%)................................................................................     25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not Annualized.
(c) Annualized.

216 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                  2001*
                                                                                                                --------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................  $  10.00
                                                                                                                --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................................................       .02
   Net realized and unrealized gain (loss)....................................................................      (.32)
                                                                                                                --------
      Total income from operations............................................................................      (.30)
                                                                                                                --------
DISTRIBUTIONS
   From net investment income.................................................................................      (.02)
                                                                                                                --------
NET ASSET VALUE, END OF PERIOD................................................................................  $   9.68
                                                                                                                ========
TOTAL RETURN (%)(b)...........................................................................................     (2.96)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................     1,456

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................................................................      1.58
      Operating expenses, gross...............................................................................      2.32
      Net investment income...................................................................................       .84

   Portfolio turnover rate (%)................................................................................     25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                           Select Value Fund 217

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   2001*
                                                                                                                 --------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................   $  10.00
                                                                                                                 --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................................................        .04
   Net realized and unrealized gain (loss)....................................................................       (.31)
                                                                                                                 --------
      Total income from operations............................................................................       (.27)
                                                                                                                 --------
DISTRIBUTIONS
   From net investment income.................................................................................       (.03)
                                                                                                                 --------
NET ASSET VALUE, END OF PERIOD................................................................................   $   9.70
                                                                                                                 ========
TOTAL RETURN (%)(b)...........................................................................................      (2.70)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................     24,073

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................................................................        .79
      Operating expenses, gross...............................................................................       1.53
      Net investment income...................................................................................       1.62

   Portfolio turnover rate (%)................................................................................      25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

218 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   2001*
                                                                                                                 --------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................................   $  10.00
                                                                                                                 --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................................................        .02
   Net realized and unrealized gain (loss)....................................................................       (.30)
                                                                                                                 --------
      Total income from operations............................................................................       (.28)
                                                                                                                 --------
DISTRIBUTIONS
   From net investment income.................................................................................       (.03)
                                                                                                                 --------
NET ASSET VALUE, END OF PERIOD................................................................................   $   9.69
                                                                                                                 ========
TOTAL RETURN (%)(b)...........................................................................................      (2.82)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................................................     27,120

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................................................................       1.30
      Operating expenses, gross...............................................................................       2.04
      Net investment income...................................................................................       1.10

   Portfolio turnover rate (%)................................................................................      25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                           Select Value Fund 219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

1.   ORGANIZATION
     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open- end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year end from December 31 to October 31.

     On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to the Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

     In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification was made for the year ended December 31, 1999:

                                 UNDISTRIBUTED NET        ACCUMULATED NET          ADDITIONAL
                                 INVESTMENT INCOME      REALIZED GAIN (LOSS)    PAID-IN CAPITAL
                                 -----------------      -------------------     ---------------
     Short Term Bond Fund        $          42,226      $        (9,588,387)    $     9,546,161

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

     INVESTMENT INCOME: Dividend income is recorded on the ex- dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

220 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   At October 31, 2000, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                     10/31/01          10/31/02           10/31/03           10/31/04
                                 ---------------   ----------------   ----------------   ----------------
     Equity Income               $            --   $             --   $             --   $             --
     Emerging Markets                         --                 --          2,887,175            348,806
     Real Estate Securities                   --                 --                 --                 --
     Short Term Bond                   4,813,748          5,161,817          2,834,049          1,947,924
     Diversified Bond                         --                 --                 --                 --
     Multistrategy Bond                       --                 --                 --                 --
     Tax Exempt Bond                          --            345,504            110,634             15,075
     Tax-Managed Large Cap                    --                 --                 --                 --
     Tax-Managed Small Cap                    --                 --                 --                 --
                                     10/31/05           10/31/06           10/31/07          10/31/08           TOTALS
                                 ---------------   ----------------   ----------------   ----------------   -------------
     Equity Income               $            --   $             --   $             --   $     11,719,875   $  11,719,875
     Emerging Markets                         --         56,335,865         30,325,300          6,323,823      96,220,969
     Real Estate Securities                   --          2,695,613         22,984,087         10,831,361      36,511,061
     Short Term Bond                     574,853             51,911          3,481,990          2,691,693      21,557,985*
     Diversified Bond                         --                 --         11,038,464          9,492,174      20,530,638
     Multistrategy Bond                       --                 --         17,356,510          9,143,431      26,499,941
     Tax Exempt Bond                          --            141,152            399,028          1,845,627       2,857,020
     Tax-Managed Large Cap                    --            655,350            716,803         15,494,001      16,866,154
     Tax-Managed Small Cap                    --                 --                 --          6,678,580       6,678,580

  * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (see Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

  The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001 are as follows:

                                                                                                 NET
                                                         GROSS               GROSS            UNREALIZED
                                 FEDERAL TAX          UNREALIZED          UNREALIZED         APPRECIATION
                                    COST             APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                              ----------------     --------------     ----------------     ---------------
     Diversified Equity       $  1,107,299,009     $  375,998,541       $  (99,088,128)     $  276,910,413
     Special Growth                607,965,554        165,793,645          (32,224,497)        133,569,148
     Equity Income                 116,637,519         28,667,687           (6,427,488)         22,240,199
     Quantitative Equity         1,132,484,381        407,844,174         (101,445,714)        306,398,460
     International Securities      903,053,915        352,260,631         (253,011,534)         99,249,097
     Emerging Markets              342,016,061          8,151,938          (21,418,749)        (13,266,811)
     Real Estate Securities        565,373,544        106,298,903             (573,521)        105,725,382
     Short Term Bond               428,546,769          7,618,524           (2,422,866)          5,195,658
     Diversified Bond              853,393,356          1,677,634           (4,392,140)         (2,714,506)
     Multistrategy Bond            753,315,881          6,445,865           (7,941,453)         (1,495,588)
     Tax Exempt Bond               133,907,224          3,542,961             (527,594)          3,015,367
     Tax-Managed Large Cap         494,034,878        118,115,119          (39,469,001)         78,646,118
     Tax-Managed Small Cap         114,267,738          7,122,743          (10,070,649)         (2,947,906)
     Select Growth                  54,113,541         28,567,156          (29,325,528)           (758,372)
     Select Value                   53,679,382            225,383             (176,139)             49,244

                                               Notes to Financial Statements 221

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes based on their relative net assets.

     DEFERRED ORGANIZATIONAL EXPENSES: Organization costs of the Tax-Managed Large Cap Fund have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

222 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2001 are presented on the Statement of Net Assets for the applicable Funds.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

                                               Notes to Financial Statements 223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

3. INVESTMENT TRANSACTIONS

   SECURITIES: During the period ended April 30, 2001, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                      PURCHASES               SALES
                                   ----------------      ----------------
   Diversified Equity              $  1,140,575,700      $  1,110,902,355
   Special Growth                       364,389,883           381,335,618
   Equity Income                         84,203,139            94,737,188
   Quantitative Equity                  704,767,123           678,197,840
   International Securities             608,877,963           578,988,275
   Emerging Markets                     133,830,274           142,345,819
   Real Estate Securities               107,923,677           166,373,755
   Short-Term Bond                      171,023,158           242,043,075
                                      PURCHASES               SALES
                                   ----------------      ----------------
   Diversified Bond                $    253,840,244      $    223,854,553
   Multistrategy Bond                   178,895,621           194,868,992
   Tax Exempt Bond                       20,430,894            18,820,606
   Tax-Managed Large Cap                164,347,715           206,874,802
   Tax-Managed Small Cap                 95,756,916            74,524,706
   Select Growth                         89,496,355            32,390,635
   Select Value                          58,611,323            11,774,539

   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                      PURCHASES               SALES
                                   ----------------      ----------------
   Short-Term Bond                 $    483,882,881      $    431,528,563
   Diversified Bond                     866,028,462           926,084,109
   Multistrategy Bond                 1,345,915,963         1,427,643,160

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2001 were as follows:

                                                DIVERSIFIED  BOND                    MULTISTRATEGY  BOND
                                         ---------------------------------     ---------------------------------
                                         NOTIONAL VALUE(1)       PREMIUMS       NOTIONAL VALUE (1)     PREMIUMS
                                               (000)             RECEIVED             (000)            RECEIVED
                                         -----------------     -----------     ------------------    -----------
      Outstanding October 31, 2000       $          31,215     $   184,180     $           50,859    $   438,519
      Opened                                        29,174         104,739                 45,272        391,693
      Closed                                       (29,707)       (126,648)               (55,775)      (277,071)
      Exercised                                         --              --                     --             --
      Expired                                      (20,057)       (114,913)               (16,956)      (370,318)
                                         -----------------     -----------     ------------------    -----------
      Outstanding April 30, 2001         $          10,625     $    47,358     $           23,400    $   182,823
                                         =================     ===========     ==================    ===========

   (1) Each $100,000 notional value represents 1 contract.

   SECURITIES LENDING: Certain Funds lend their securities to approved brokers to earn additional income. Each Fund receives as collateral cash valued at 102%- 105% of the value of the securities on loan. Cash collateral is invested in short-term money market instruments of affiliated money market funds by the Funds' lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of the fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return these securities. As of April 30, 2001, the value outstanding securities on loan and the value of collateral amounted to as follows:

                                        VALUE OF             VALUE OF
                                   SECURITIES ON LOAN       COLLATERAL
                                   ------------------    ----------------
   Diversified Equity              $       43,769,263     $    45,527,982
   Special Growth                          73,442,052          75,605,458

                                        VALUE OF             VALUE OF
                                   SECURITIES ON LOAN       COLLATERAL
                                   ------------------    ---------------
   Equity Income                   $          613,500    $       635,869
   Quantitative Equity                     56,746,596         58,936,046

224 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. RELATED PARTIES

   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2001, $453,046,000 of the Money Market Fund's net assets represents investments by these Funds and $596,394,000 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $30,414,256 and $2,282,457, respectively, for the period ended April 30, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                                ANNUAL RATE
                                      -------------------------------
                                        ADVISOR         ADMINISTRATOR
                                      -----------       -------------
   Diversified Equity                      0.73%              0.05%
   Special Growth                          0.90               0.05
   Equity Income                           0.75               0.05
   Quantitative Equity                     0.73               0.05
   International Securities                0.90               0.05
   Emerging Markets                        1.15               0.05
   Real Estate Securities                  0.80               0.05

                                                ANNUAL RATE
                                      --------------------------------
                                        ADVISOR          ADMINISTRATOR
                                      -----------        -------------
   Short Term Bond                         0.45%              0.05%
   Diversified Bond                        0.40               0.05
   Multistrategy Bond                      0.60               0.05
   Tax Exempt Bond                         0.30               0.05
   Tax-Managed Large Cap                   0.70               0.05
   Tax-Managed Small Cap                   0.98               0.05
   Select Growth                           0.80               0.05
   Select Value                            0.70               0.05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $197,120. There were no reimbursements for the period ended April, 30, 2000.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $296,988.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $102,608.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $89,951.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints and the Tax- Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, with the exception of the Equity Income Fund and the Tax-Exempt Bond Fund, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

                                               Notes to Financial Statements 225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

     For the period ended April 30, 2001, the special servicing expense charged to the Underlying Funds amounted to:

                                                      AMOUNT
      UNDERLYING FUNDS                                 PAID
   ----------------------                            --------
   Diversified Equity                                $ 29,940
   Special Growth                                          --
   Quantitative Equity                                 34,141
   International Securities                            26,960
   Emerging Markets                                        --
   Real Estate Securities                                  --

                                                     AMOUNT
     UNDERLYING FUNDS                                 PAID
   ---------------------                            --------
   Short Term Bond                                   $ 80,584
   Diversified Bond                                    46,568
   Multistrategy Bond                                   3,556
   Tax-Managed Large Cap                               64,753
   Tax-Managed Small Cap                               10,721

   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2001 the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Diversified Equity                                $ 10,188
   Special Growth                                       6,463
   Equity Income                                          235
   Quantitative Equity                                  2,321
   International Securities                             4,682
   Emerging Markets                                     8,685
   Real Estate Securities                               2,545
   Short Term Bond                                     17,743
   Diversified Bond                                  $ 27,921
   Multistrategy Bond                                  26,369
   Tax Exempt Bond                                      3,006
   Tax-Managed Large Cap                                  121
   Tax-Managed Small Cap                                  772
   Select Growth                                          431
   Select Value                                           578

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended April 30, 2001 were $84,602.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the period ended April 30, 2001 were $5,639,527.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2001 were as follows:

      UNDERLYING FUNDS                                  AMOUNT
   ----------------------                            ---------
   Diversified Equity                                $  82,392
   Special Growth                                       64,955
   Equity Income                                        11,812
   Quantitative Equity                                  51,556
   International Securities                            369,169
      UNDERLYING FUNDS                                 AMOUNT
   ----------------------                            ---------
   Emerging Markets                                  $  76,246
   Real Estate Securities                               28,754
   Select Growth                                        15,964
   Select Value                                          7,012

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

226 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended April 30, 2001 were $119,751, and were allocated to each Fund, where appropriate, on a pro rata basis.

5. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999 were as follows:

                                                                SHARES                                DOLLARS (000)
                                                 -------------------------------------    --------------------------------------
DIVERSIFIED EQUITY                                  2001          2000         1999          2001          2000          1999
                                                 ----------   ----------    ----------    ----------   ----------     ----------
   CLASS C (a)
   Proceeds from shares sold                        129,836      197,825       283,102    $    5,839    $   10,109    $   15,432
   Proceeds from reinvestment of distributions        1,261        7,426        24,102            58           360         1,252
   Payments for shares redeemed                     (64,230)     (48,986)      (34,012)       (2,891)       (2,517)       (1,856)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                           66,867      156,265       273,192         3,006         7,952        14,828
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   CLASS E
   Proceeds from shares sold                        251,471      189,781       184,280        11,220         9,750         9,964
   Proceeds from reinvestment of distributions        1,601        7,099        23,961            72           349         1,251
   Payments for shares redeemed                    (128,727)     (45,922)     (145,404)       (5,824)       (2,334)       (8,037)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                          124,345      150,958        62,837         5,468         7,765         3,178
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   CLASS S
   Proceeds from shares sold                      4,601,919    6,923,099     8,172,792       205,122       354,896       440,700
   Proceeds from reinvestment of distributions      116,119      654,758     2,438,734         5,162        32,100       127,171
   Payments for shares redeemed                  (4,087,399)  (6,476,771)   (8,318,075)     (181,792)     (333,224)     (450,865)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                          630,639    1,101,086     2,293,451        28,492        53,772       117,006
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Total increase (decrease)                        821,851    1,408,309     2,629,480    $   36,966    $   69,489    $  135,012
                                                 ==========   ==========    ==========    ==========    ==========    ==========


SPECIAL GROWTH
   CLASS C (a)
   Proceeds from shares sold                         48,915       98,773       130,681    $    2,146    $    4,960    $    5,765
   Proceeds from reinvestment of distributions       31,189        3,788         7,607         1,301           183           342
   Payments for shares redeemed                     (23,469)     (15,961)      (14,078)       (1,020)         (795)         (629)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                           56,635       86,600       124,210         2,427         4,348         5,478
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   CLASS E
   Proceeds from shares sold                        135,001      100,328        96,481         6,012         5,103         4,107
   Proceeds from reinvestment of distributions       27,857        3,272         6,816         1,181           159           308
   Payments for shares redeemed                     (98,350)     (27,964)     (134,930)       (4,393)       (1,411)       (5,986)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                           64,508       75,636       (31,633)        2,800         3,851        (1,571)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   CLASS S
   Proceeds from shares sold                      2,367,359    3,413,882     5,069,523       105,090       174,926       222,630
   Proceeds from reinvestment of distributions    1,640,461      314,496       743,772        70,688        15,527        34,121
   Payments for shares redeemed                  (2,404,989)  (3,443,606)   (5,387,701)     (108,502)     (177,146)     (238,216)
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Net increase (decrease)                        1,602,831      284,772       425,594        67,276        13,307        18,535
                                                 ----------   ----------    ----------    ----------    ----------    ----------
   Total increase (decrease)                      1,723,974      447,008       518,171    $   72,503    $   21,506    $   22,442
                                                 ==========   ==========    ==========    ==========    ==========    ==========

   (a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                  SHARES                               DOLLARS (000)
                                                   -------------------------------------    ------------------------------------
                                                       2001        2000          1999         2001         2000          1999
                                                   ----------   ----------   -----------    ---------    ---------    ----------
EQUITY INCOME
    CLASS C (a)
    Proceeds from shares sold                           4,590       12,816        37,194    $     164    $     448    $    1,522
    Proceeds from reinvestment of distributions            --          171         1,899           --            6            68
    Payments for shares redeemed                       (1,772)     (11,688)      (12,211)         (63)        (404)         (479)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
    Net increase (decrease)                             2,818        1,299        26,882          101           50         1,111
                                                   ----------   ----------   -----------    ---------    ---------    ----------

    CLASS E
    Proceeds from shares sold                          24,790       11,622        20,927          896          407           855
    Proceeds from reinvestment of distributions            57          294         2,209            2           10            81
    Payments for shares redeemed                      (23,939)     (10,752)      (12,573)        (868)        (370)         (522)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
    Net increase (decrease)                               908        1,164        10,563           30           47           414
                                                   ----------   ----------   -----------    ---------    ---------    ----------

    CLASS S
    Proceeds from shares sold                         633,480    1,077,300     1,558,390       22,487       37,308        62,668
    Proceeds from reinvestment of distributions        11,265       49,815       487,753          385        1,665        18,019
    Payments for shares redeemed                     (932,168)  (2,100,815)   (3,052,584)     (32,664)     (72,406)     (121,986)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
    Net increase (decrease)                          (287,423)    (973,700)   (1,006,441)      (9,792)     (33,433)      (41,299)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
    Total increase (decrease)                        (283,697)    (971,237)     (968,996)   $  (9,661)   $ (33,336)   $  (39,774)
                                                   ==========   ==========   ===========    =========    =========    ==========

QUANTITATIVE EQUITY
   CLASS C (a)
   Proceeds from shares sold                          112,716      208,443       312,907    $   4,348    $   9,158    $   14,227
   Proceeds from reinvestment of distributions         16,688        7,290        29,988          646          296         1,297
   Payments for shares redeemed                       (50,802)     (41,533)      (39,969)      (1,992)      (1,834)       (1,831)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
   Net increase (decrease)                             78,602      174,200       302,926        3,002        7,620        13,693
                                                   ----------   ----------   -----------    ---------    ---------    ----------
   CLASS E
   Proceeds from shares sold                          323,643      201,200        98,189       12,455        8,969         4,483
   Proceeds from reinvestment of distributions         12,669        4,356        20,011          494          180           868
   Payments for shares redeemed                      (140,306)     (35,574)     (117,457)      (5,451)      (1,568)       (5,392)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
   Net increase (decrease)                            196,006      169,982           743        7,498        7,581           (41)
                                                   ----------   ----------   -----------    ---------    ---------    ----------

   CLASS S
   Proceeds from shares sold                        5,619,448    7,964,248    10,418,764      217,048      350,749       468,516
   Proceeds from reinvestment of distributions        972,280      688,453     3,368,265       37,885       28,459       146,301
   Payments for shares redeemed                    (4,910,524)  (7,683,282)  (10,546,550)    (190,506)    (339,916)     (476,897)
                                                   ----------   ----------   -----------    ---------    ---------    ----------
   Net increase (decrease)                          1,681,204      969,419     3,240,479       64,427       39,292       137,920
                                                   ----------   ----------   -----------    ---------    ---------    ----------
   Total increase (decrease)                        1,955,812    1,313,601     3,544,148    $  74,927    $  54,493    $  151,572
                                                   ==========   ==========   ===========    =========    =========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

228 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                SHARES                                 DOLLARS (000)
                                                 --------------------------------------    ---------------------------------------
                                                    2001          2000          1999          2001           2000          1999
                                                 ----------    ----------    ----------    ----------    -----------    ----------
INTERNATIONAL SECURITIES
   CLASS C (a)
   Proceeds from shares sold                         49,946        99,230       107,715    $    2,890    $     6,873    $    6,967
   Proceeds from reinvestment of distributions        9,299         4,154         4,664           542            291           329
   Payments for shares redeemed                     (17,964)      (14,645)      (11,427)       (1,058)        (1,007)         (759)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           41,281        88,739       100,952         2,374          6,157         6,537
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS E
   Proceeds from shares sold                        118,657        95,935        45,491         6,846          6,553         2,885
   Proceeds from reinvestment of distributions        8,075         2,649         3,442           478            187           245
   Payments for shares redeemed                     (47,818)      (15,085)      (47,879)       (2,758)        (1,024)       (3,102)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           78,914        83,499         1,054         4,566          5,716            28
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS S
   Proceeds from shares sold                      3,877,431     4,547,192     4,491,720       229,291        317,087       289,151
   Proceeds from reinvestment of distributions      582,943       428,653       642,480        34,656         30,263        45,572
   Payments for shares redeemed                  (3,652,739)   (3,357,316)   (5,502,727)     (216,104)      (234,553)     (357,980)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                          807,635     1,618,529      (368,527)       47,843        112,797       (23,257)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Total increase (decrease)                        927,830     1,790,767      (266,521)   $   54,783    $   124,670    $  (16,692)
                                                 ==========    ==========   ===========    ==========    ===========    ==========

EMERGING MARKETS
   CLASS C (a)
   Proceeds from shares sold                         66,379       140,959       147,290    $      583    $     1,606    $    1,466
   Proceeds from reinvestment of distributions           --           228            45            --              3            --
   Payments for shares redeemed                     (17,815)      (28,302)      (16,617)         (153)          (319)         (167)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           48,564       112,885       130,718           430          1,290         1,299
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS E
   Proceeds from shares sold                        260,901       288,875       852,482         2,269          3,222         8,575
   Proceeds from reinvestment of distributions           --         1,435         1,091            --             19            13
   Payments for shares redeemed                    (102,582)     (103,971)     (353,467)         (892)        (1,246)       (3,674)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                          158,319       186,339       500,106         1,377          1,995         4,914
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS S
   Proceeds from shares sold                      8,802,355    13,110,992    14,900,682        77,381        150,574       140,982
   Proceeds from reinvestment of distributions           81       131,179       281,096            --          1,688         2,639
   Payments for shares redeemed                  (9,770,379)   (8,818,705)  (15,483,258)      (85,501)      (100,976)     (152,294)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                         (967,943)    4,423,466      (301,480)       (8,119)        51,286        (8,673)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Total increase (decrease)                       (761,060)    4,722,690       329,344    $   (6,313)   $    54,571    $   (2,460)
                                                 ==========    ==========   ===========    ==========    ===========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                SHARES                                 DOLLARS (000)
                                                 --------------------------------------    ---------------------------------------
                                                    2001          2000          1999          2001           2000          1999
                                                 ----------    ----------   -----------    ----------    -----------    ----------
REAL ESTATE SECURITIES
   CLASS C (a)
   Proceeds from shares sold                         46,822        64,749        84,921    $    1,275    $     1,594    $    2,034
   Proceeds from reinvestment of distributions        2,855         3,034         2,678            77             76            59
   Payments for shares redeemed                     (19,403)      (14,954)       (9,550)         (533)          (367)         (227)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           30,274        52,829        78,049           819          1,303         1,866
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS E
   Proceeds from shares sold                         92,426       142,796       378,070         2,518          3,584         9,451
   Proceeds from reinvestment of distributions        7,321         9,694        13,837           199            243           312
   Payments for shares redeemed                     (77,680)     (117,101)     (113,177)       (2,121)        (2,906)       (2,588)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           22,067        35,389       278,730           596            921         7,175
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS S
   Proceeds from shares sold                      2,466,412     6,443,988    10,307,873        67,576        156,960       247,786
   Proceeds from reinvestment of distributions      461,453       687,466     1,500,692        12,597         17,315        34,444
   Payments for shares redeemed                  (5,067,193)   (7,381,200)   (9,610,223)     (139,326)      (183,340)     (227,746)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                        2,139,328      (249,746)    2,198,342       (59,153)        (9,065)       54,484
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Total increase (decrease)                     (2,086,987)     (161,528)    2,555,121    $  (57,738)   $    (6,841)   $   63,525
                                                 ==========    ==========   ===========    ==========    ===========    ==========

SHORT-TERM BOND
   CLASS C (b)
   Proceeds from shares sold                         36,494        22,477       104,488    $      673    $       408    $    1,907
   Proceeds from reinvestment of distributions          698         1,599         1,225            13             29            22
   Payments for shares redeemed                     (25,594)      (31,409)      (61,555)         (471)          (571)       (1,119)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                           11,598        (7,333)       44,158           215           (134)          810
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS E (c)
   Proceeds from shares sold                        227,302       116,497       550,310         4,230          2,122        10,084
   Proceeds from reinvestment of distributions       12,724        22,134        14,963           234            401           271
   Payments for shares redeemed                     (99,945)      (76,745)      (84,513)       (1,851)        (1,395)       (1,538)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                          140,081        61,886       480,760         2,613          1,128         8,817
                                                 ----------    ----------   -----------    ----------    -----------    ----------

   CLASS S
   Proceeds from shares sold                      3,353,696     6,650,792    12,497,701        62,038        120,544       229,357
   Shares issued in connection with acquisition
      of Volatility Constrained Bond Fund                --            --     8,934,738            --             --       163,684
   Proceeds from reinvestment of distributions      432,174       866,714     1,023,507         7,915         15,671        18,557
   Payments for shares redeemed                  (6,458,176)   (9,120,589)  (11,748,485)     (119,381)      (165,693)     (214,600)
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Net increase (decrease)                       (2,672,306)   (1,603,083)   10,707,461       (49,428)       (29,478)      196,998
                                                 ----------    ----------   -----------    ----------    -----------    ----------
   Total increase (decrease)                     (2,520,627)   (1,548,530)   11,232,379    $  (46,600)   $   (28,484)   $  206,625
                                                 ==========    ==========   ===========    ==========    ===========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class C are for the period March 3, 1999 (commencement of sale) to December 31, 1999.

(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale) to December 31, 1999.

230 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                SHARES                                 DOLLARS (000)
                                                 --------------------------------------    ---------------------------------------
                                                    2001          2000          1999          2001           2000          1999
                                                 ----------    ----------    ----------    ----------    -----------    ----------
DIVERSIFIED BOND
   CLASS C (a)
   Proceeds from shares sold                        160,100       153,720       229,269    $    3,724    $     3,446    $    5,279
   Proceeds from reinvestment of distributions        8,776         9,351         4,803           203            209           109
   Payments for shares redeemed                     (32,442)      (50,119)      (24,874)         (757)        (1,116)         (564)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          136,434       112,952       209,198         3,170          2,539         4,824
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS E
   Proceeds from shares sold                        248,971       108,553       143,481         5,823          2,439         3,337
   Proceeds from reinvestment of distributions        8,041         7,766         9,869           186            174           226
   Payments for shares redeemed                    (104,445)      (38,548)     (186,265)       (2,446)          (863)       (4,229)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          152,567        77,771       (32,915)        3,563          1,750          (666)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                      4,467,370     8,152,464    15,223,893       102,008        178,255       346,136
   Proceeds from reinvestment of distributions      544,516       900,230     1,396,770        12,333         19,707        31,387
   Payments for shares redeemed                  (5,590,173)  (12,206,800)  (15,825,030)     (127,635)      (267,427)     (356,343)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                         (578,285)   (3,154,106)      795,633       (13,294)       (69,465)       21,180
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Total increase (decrease)                       (289,285)   (2,963,383)      971,916    $   (6,561)   $   (65,176)   $   25,338
                                                 ==========    ==========    ==========    ==========    ===========    ==========

MULTISTRATEGY BOND
   CLASS C (a)
   Proceeds from shares sold                        259,513       520,921       775,114    $    2,543    $     4,950    $    7,565
   Proceeds from reinvestment of distributions       32,256        36,812        14,479           314            350           139
   Payments for shares redeemed                    (168,693)     (128,260)      (85,733)       (1,659)        (1,214)         (826)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          123,076       429,473       703,860         1,198          4,086         6,878
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS E
   Proceeds from shares sold                        618,017       344,280       198,146         6,079          3,287         1,968
   Proceeds from reinvestment of distributions       23,342        19,789        17,908           227            188           174
   Payments for shares redeemed                    (338,386)      (63,444)     (131,598)       (3,344)          (602)       (1,294)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          302,973       300,625        84,456         2,962          2,873           848
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                      7,256,444    17,206,474    23,568,739        71,112        162,990       231,504
   Proceeds from reinvestment of distributions    1,378,230     2,083,567     2,582,271        13,406         19,762        25,159
   Payments for shares redeemed                  (9,171,907)  (16,462,730)  (21,484,524)      (89,904)      (156,218)     (210,088)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                         (537,233)    2,827,311     4,666,486        (5,386)        26,534        46,575
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Total increase (decrease)                       (111,184)    3,557,409     5,454,802    $   (1,226)   $    33,493    $   54,301
                                                 ==========    ==========    ==========    ==========    ===========    ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 231

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                SHARES                                 DOLLARS (000)
                                                 --------------------------------------    ---------------------------------------
                                                    2001          2000          1999          2001           2000          1999
                                                 ----------    ----------    ----------    ----------    -----------    ----------
TAX MANAGED LARGE CAP
   CLASS C (a)
   Proceeds from shares sold                        138,586       312,797        16,790    $    2,623    $     6,423    $      350
   Proceeds from reinvestment of distributions           --            15            54            --              1             1
   Payments for shares redeemed                     (44,776)       (8,434)       (2,291)         (828)          (182)          (48)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                           93,810       304,378        14,553         1,795          6,242           303
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS E (b)
   Proceeds from shares sold                        143,504            --            --         2,681             --            --
   Proceeds from reinvestment of distributions           28            --            --             1             --            --
   Payments for shares redeemed                      (1,703)           --            --           (29)            --            --
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          141,829            --            --         2,653             --            --
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                      4,635,773     9,157,756    12,066,862        87,921    $   189,727    $  237,975
   Proceeds from reinvestment of distributions      139,710         6,754       121,536         2,668            131         2,510
   Payments for shares redeemed                  (6,690,596)   (3,579,786)   (2,179,216)     (126,311)       (73,799)      (43,064)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                       (1,915,113)    5,584,724    10,009,182       (35,722)       116,059       197,421
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Total increase (decrease)                     (1,679,474)    5,889,102    10,023,735    $  (31,274)   $   122,301    $  197,724
                                                 ==========    ==========    ==========    ==========    ===========    ==========

TAX MANAGED SMALL CAP
   CLASS C (a)
   Proceeds from shares sold                        228,528       228,528        23,465    $    2,584    $     2,584    $      240
   Proceeds from reinvestment of distributions           43            43            --            --             --            --
   Payments for shares redeemed                     (31,322)      (31,322)       (2,761)         (352)          (352)          (29)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                          197,249       197,249        20,704         2,232          2,232           211
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS E (b)
   Proceeds from shares sold                         87,007            --            --           865             --            --
   Proceeds from reinvestment of distributions           --            --            --            --             --            --
   Payments for shares redeemed                         (27)           --            --          (212)            --            --
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                           86,980            --            --           653             --            --
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS S (c)
   Proceeds from shares sold                      7,159,888     7,159,888     2,756,585        81,153         81,153        27,852
   Proceeds from reinvestment of distributions        2,801         2,801            --            32             32            --
   Payments for shares redeemed                    (400,912)     (400,912)      (48,728)       (4,519)        (4,519)         (488)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                        6,761,777     6,761,777     2,707,857        76,666         76,666        27,364
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Total increase (decrease)                      7,046,006     6,959,026     2,728,561    $   79,551    $    78,898    $   27,575
                                                 ==========    ==========    ==========    ==========    ===========    ==========

(a) Share transactions for Class C are for the period December 1, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class E are for the period November 14, 2000 (commencement of sale) to April 30, 2001.

(c) Share transactions for Class S are for the period December 1, 1999 (commencement of sale) to December 31, 1999.

232 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                SHARES                                 DOLLARS (000)
                                                 --------------------------------------    ---------------------------------------
                                                    2001          2000          1999          2001           2000          1999
                                                 ----------    ----------    ----------    ----------    -----------    ----------
TAX EXEMPT BOND
   CLASS C (a)
   Proceeds from shares sold                         27,900        22,332        34,719    $      588    $       457    $      722
   Proceeds from reinvestment of distributions          806           740           320            17             16             7
   Payments for shares redeemed                      (5,912)       (8,822)      (11,856)         (125)          (181)         (243)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                           22,794        14,250        23,183           480            292           486
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS E (b)
   Proceeds from shares sold                         93,926        64,102       292,005         2,003          1,309         6,103
   Proceeds from reinvestment of distributions        1,132           700           626            24             15            13
   Payments for shares redeemed                     (16,888)      (39,101)     (153,223)         (356)          (806)       (3,153)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                           78,170        25,701       139,408         1,671            518         2,963
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                      1,608,527     3,231,422     4,520,673        34,058         66,192        95,714
   Proceeds from reinvestment of distributions      115,601       169,294       211,531         2,430          3,473         4,417
   Payments for shares redeemed                  (1,660,037)   (3,279,140)   (4,689,527)      (35,049)       (67,442)      (98,546)
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Net increase (decrease)                           64,091       121,576        42,677         1,439          2,223         1,585
                                                 ----------    ----------    ----------    ----------    -----------    ----------
   Total increase (decrease)                        165,055       161,527       205,268    $    3,590    $     3,033    $    5,034
                                                 ==========    ==========    ==========    ==========    ===========    ==========

                                                     SHARES       DOLLARS (000)
                                                 -------------    -------------
                                                      2001             2001
                                                 -------------    -------------
   SELECT GROWTH (C)
   CLASS C
   Proceeds from shares sold                           135,519    $       1,331
   Proceeds from reinvestment of distributions              --               --
   Payments for shares redeemed                             --               --
                                                 -------------    -------------
   Net increase (decrease)                             135,519            1,331
                                                 -------------    -------------
   CLASS E
   Proceeds from shares sold                           180,010            1,800
   Proceeds from reinvestment of distributions              --               --
   Payments for shares redeemed                             --               --
                                                 -------------    -------------
   Net increase (decrease)                             180,010            1,800
                                                 -------------    -------------
   CLASS I
   Proceeds from shares sold                         2,954,020           29,351
   Proceeds from reinvestment of distributions              --               --
   Payments for shares redeemed                         (2,366)             (20)
                                                 -------------    -------------
   Net increase (decrease)                           2,951,654           29,331
                                                 -------------    -------------
   CLASS S
   Proceeds from shares sold                         3,107,869           30,563
   Proceeds from reinvestment of distributions              --               --
   Payments for shares redeemed                         (4,684)             (35)
                                                 -------------    -------------
   Net increase (decrease)                           3,103,185           30,528
                                                 -------------    -------------
   Total increase (decrease)                         6,370,368    $      62,990
                                                 =============    =============

(a) Share transactions for Class C are for the period March 29, 1999 (commencement of sale) to December 31, 1999.

(b) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.

(c) Share transactions are for the period January 31, 2001 (commencement of operations) to April 30, 2001.

                                               Notes to Financial Statements 233

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                       SHARES       DOLLARS (000)
                                                   -------------    -------------
                                                        2001             2001
                                                   -------------    -------------
SELECT VALUE (a)
   CLASS C
   Proceeds from shares sold                             127,681    $       1,259
   Proceeds from reinvestment of distributions               181                2
   Payments for shares redeemed                           (1,086)             (10)
                                                   -------------    -------------
   Net increase (decrease)                               126,776            1,251
                                                   -------------    -------------
   CLASS E
   Proceeds from shares sold                             150,010            1,500
   Proceeds from reinvestment of distributions               378                3
   Payments for shares redeemed                               --               --
                                                   -------------    -------------
   Net increase (decrease)                               150,338            1,503
                                                   -------------    -------------
   CLASS I
   Proceeds from shares sold                           2,476,463           24,728
   Proceeds from reinvestment of distributions             7,461               66
   Payments for shares redeemed                           (2,253)             (22)
                                                   -------------    -------------
   Net increase (decrease)                             2,481,671           24,772
                                                   -------------    -------------
   CLASS S
   Proceeds from shares sold                           2,817,256           27,935
   Proceeds from reinvestment of distributions             7,633               67
   Payments for shares redeemed                          (25,693)            (239)
                                                   -------------    -------------
   Net increase (decrease)                             2,799,196           27,763
                                                   -------------    -------------
   Total increase (decrease)                           5,557,981    $      55,289
                                                   =============    =============

(a) Share transactions are for the period January 31, 2001 (commencement of operations) to April 30, 2001.

6.  Line of Credit

    The Investment Company and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 10 percent of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Fund did not have any drawdowns for the period ended April 30, 2001.

234 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

7.   DIVIDENDS
     On May 1, 2001 and June 1, 2001, the Fund's declared the following dividends from net investment income payable on May 4, 2001 and June 6, 2001, to shareholders of record on May 2, 2001 and June 4, 2001, respectively.

                                                              MAY 2001
                                                            ------------
     Diversified Bond - Class C                             $   0.0788
     Diversified Bond - Class E                                 0.0978
     Diversified Bond - Class S                                 0.1063
     Multistrategy Bond - Class C                               0.0314
     Multistrategy Bond - Class E                               0.0406
     Multistrategy Bond - Class S                               0.0444
     Tax Exempt Bond - Class C                                  0.0475
     Tax Exempt Bond - Class E                                  0.0660
     Tax Exempt Bond - Class S                                  0.0761
                                                              JUNE 2001
                                                            ------------
     Diversified Bond - Class C                             $   0.1023
     Diversified Bond - Class E                                 0.1118
     Diversified Bond - Class S                                 0.1128
     Multistrategy Bond - Class C                               0.0387
     Multistrategy Bond - Class E                               0.0418
     Multistrategy Bond - Class S                               0.0420
     Tax Exempt Bond - Class C                                  0.0674
     Tax Exempt Bond - Class E                                  0.0760
     Tax Exempt Bond - Class S                                  0.0749

8.   BENEFICIAL INTEREST
     As of April 30, 2001, the following Funds had one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                                  %            %           %
                                              --------     --------    --------
     Diversified Equity - Class C                26.5          --         --
     Diversified Equity - Class E                19.5        17.7         --
     Diversified Equity - Class S                  --          --         --
     Special Growth - Class C                    23.6          --         --
     Special Growth - Class E                    26.2          --         --
     Special Growth - Class S                      --          --         --
     Equity Income - Class C                     17.1          --         --
     Equity Income - Class E                     38.2          --         --
     Equity Income - Class S                       --          --         --
     Quantitative Equity Class C                 25.2          --         --
     Quantitative Equity Class E                 22.2          --         --
     Quantitative Equity Class S                   --          --         --
     International Securities - Class C          30.5          --         --
     International Securities - Class E          14.1          --         --
     International Securities - Class S            --          --         --
     Emerging Markets - Class C                  33.7          --         --
     Emerging Markets - Class E                  12.9          --         --
     Real Estate Securities - Class C            36.0          --         --
     Real Estate Securities - Class E            12.0          --         --
     Real Estate Securities - Class S            19.5          --         --
     Short Term Bond - Class C                   14.8        11.3       10.3
     Short Term Bond - Class E                   28.2          --         --
     Short Term Bond - Class S                   15.5          --         --
     Diversified Bond - Class C                  46.6          --         --
     Diversified Bond - Class E                  10.4        10.3         --
     Diversified Bond - Class S                  17.6        13.2         --
     Multistrategy Bond - Class C                40.7          --         --
     Multistrategy Bond - Class E                14.9          --         --
     Multistrategy Bond - Class S                13.4        10.5       10.1
     Tax Exempt Bond - Class C                   27.6        15.4       10.2
     Tax Exempt Bond - Class E                   19.7        12.7       11.2
     Tax Exempt Bond - Class S                   39.4          --         --
     Tax-Managed Large Cap - Class C             10.6          --         --
     Tax-Managed Large Cap - Class S             25.6        16.9         --
     Tax-Managed Small Cap - Class C               --          --         --
     Tax-Managed Small Cap - Class S             38.9          --         --

                                               Notes to Financial Statements 235

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
   Lynn L. Anderson, Chairman
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Kristianne Blake
   Lee C. Gingrich
   Eleanor W. Palmer
   Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
   George F. Russell, Jr.

OFFICERS
   Lynn L. Anderson, Chairman of the Board and President
   Peter Apanovitch, Manager of Short Term Investment Funds
   Mark E. Swanson, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA 98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA 98402

CUSTODIAN
   State Street Bank and Trust Company
   Allan Forbes Building
   150 Newport Avenue AFB35
   North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA 98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 One Commerce Square
   Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   999 Third Avenue
   Suite 1800
   Seattle, WA 98104

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA 98402

MONEY MANAGERS
DIVERSIFIED EQUITY FUND
   Alliance Capital Management L.P., Minneapolis, MN
   Barclays Global Investors, San Francisco, CA
   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Marsico Capital Management, LLC, Denver, CO
   MFS Institutional Advisers, Inc., Boston, MA
   Peachtree Asset Management, Atlanta, GA
   Strong Capital Management, Inc., Menomonee Falls, WI
   Suffolk Capital Management, Inc., New York, NY
   Turner Investment Partners, Inc., Berwyn, PA
   Westpeak Investment Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   David J. Greene and Company, LLC, New York, NY
   Delphi Management, Inc., Boston, MA
   GlobeFlex Capital, L.P., San Diego, CA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Sirach Capital Management, Inc., Seattle, WA
   TimesSquare Capital Management, Inc., New York, NY
   Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY INCOME FUND
   Barclays Global Fund Advisors, San Francisco, CA
   Iridian Asset Management LLC, Westport, CT
   Westpeak Investment Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
   Barclays Global Investors, San Francisco, CA
   Franklin Portfolio Associates, LLC, Boston, MA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Capital International, Inc., Los Angeles, CA
   Delaware International Advisers Ltd., London, England
   Driehaus Capital Management, Inc., Chicago, IL
   Fidelity Management & Research Company, Boston, MA
   J.P. Morgan Investment Management, Inc., New York, NY
   Marvin & Palmer Associates, Inc., Wilmington, DE
   Mastholm Asset Management, LLC, Bellevue, WA
   Oechsle International Advisors, LLC, Boston, MA
   The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

236 Manager, Money Managers and Service Providers

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

EMERGING MARKETS FUND
   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Foreign & Colonial Emerging Markets Limited, London,
      England
   Genesis Asset Managers Limited, London, England
   Nicholas Applegate Capital Management, San Diego, CA
   Schroder Investment Management North America Limited,
      New York, NY

REAL ESTATE SECURITIES FUND
   AEW Management and Advisors, L.P., Boston, MA
   Cohen & Steers Capital Management, Inc., New York, NY
   Security Capital Global Capital Management Group, Inc.,
      Chicago, IL

SHORT TERM BOND FUND
   BlackRock Financial Management, Inc., New York, NY
   Merganser Capital Management L.P., Cambridge, MA
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
   Lincoln Capital Management Company, Chicago, IL
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND FUND
   Lazard Asset Management, a Division of Lazard Freres & Co.
      LLC, New York, NY
   Miller Anderson & Sherrerd, LLP, West Conshohocken, PA
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

TAX EXEMPT BOND FUND
   MFS Institutional Advisors, Inc., Boston, MA
   Standish, Ayer & Wood, Inc., Boston, MA

TAX-MANAGED LARGE CAP FUND
   J.P. Morgan Investment Management, Inc. New York, NY

TAX-MANAGED SMALL CAP FUND
   Geewax Terker & Co., Phoenixville, PA

SELECT GROWTH FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   Fuller & Thaler Asset Management, Inc., San Mateo, CA
   Strong Capital Management, Inc., Menomonee Falls, WI
   TCW Investment Management Company, Los Angeles, CA
   Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
   Iridian Asset Management LLC, Westport, CT
   MFS Institutional Advisors, Inc., Boston, MA
   Systematic Financial Management, L.P., Teaneck, NJ


This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 237

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-067 (0401)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY



2001 Semiannual Report


CLASS E, I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY III FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND


CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



APRIL 30, 2001

                                                               [LOGO OF RUSSELL]

                       FRANK RUSSELL INVESTMENT COMPANY

                       Frank Russell Investment Company
                       is a "series mutual fund" with 31
                       different investment portfolios.
                       These financial statements report
                       on twelve Funds, each of which has
                       distinct investment objectives and
                       strategies.

                       FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                       Responsible for overall management
                       and administration of the Funds.

                       FRANK RUSSELL COMPANY

                       Consultant to Frank Russell
                       Investment Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                              INSTITUTIONAL FUNDS

                               SEMIANNUAL REPORT

                          APRIL 30, 2001 (UNAUDITED)


                               TABLE OF CONTENTS

                                                                          Page
 Equity I Fund..........................................................    2

 Equity II Fund.........................................................   16

 Equity III Fund........................................................   32

 Equity Q Fund..........................................................   44

 International Fund.....................................................   57

 Fixed Income I Fund....................................................   76

 Fixed Income III Fund..................................................   99

 Emerging Markets Fund..................................................  124

 Real Estate Securities Fund............................................  139

 Short Term Bond Fund...................................................  147

 Select Growth Fund.....................................................  160

 Select Value Fund......................................................  171

 Notes to Financial Statements..........................................  181

 Manager, Money Managers and Service Providers..........................  195

FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
COMMON STOCKS - 94.6%
AUTO AND TRANSPORTATION - 2.4%
Airborne, Inc.                                              950                9
AMR Corp. (a)                                            25,720              980
ArvinMeritor, Inc.                                        8,705              134
Autoliv, Inc.                                            38,600              762
AutoZone, Inc.                                           21,890              686
Burlington Northern Santa Fe Corp.                       53,080            1,561
Canadian National Railway Co.                            14,500              574
Continental Airlines, Inc. Class B (a)                   32,400            1,665
Cooper Tire & Rubber Co.                                  9,400              113
Delta Air Lines, Inc.                                    28,810            1,269
Eaton Corp.                                                 160               12
Expeditors International of Washington, Inc.                950               48
FedEx Corp. (a)                                          41,175            1,732
Ford Motor Co.                                          100,914            2,975
General Motors Corp.                                     31,960            1,752
Genuine Parts Co.                                         5,410              146
Goodyear Tire & Rubber Co.                               25,500              631
Harley-Davidson, Inc.                                    35,200            1,622
Hunt (JB) Transportation Services, Inc.                   4,130               74
Lear Corp.                                               54,220            1,952
Norfolk Southern Corp.                                  104,400            2,061
Northwest Airlines Corp. Class A (a)                     59,200            1,479
Southwest Airlines Co.                                  178,144            3,244
TRW, Inc.                                                 1,460               56
UAL Corp.                                                56,900            2,021
Union Pacific Corp.                                      19,730            1,122
Visteon Corp.                                             7,399              122
                                                                        --------
                                                                          28,802
                                                                        --------
CONSUMER DISCRETIONARY - 11.6%
Agere Systems, Inc.                                     175,290            1,227
Alberto-Culver Co. Class B                                2,300               94
Amazon.com, Inc. (a)                                      1,500               24
AOL Time Warner, Inc. (a)                               457,204           23,089
Apollo Group, Inc. Class A (a)                           15,725              489
AT&T Corp. - Liberty Media Group
   Class A (a)                                          268,330            4,293
Avon Products, Inc.                                      45,000            1,904
Banta Corp.                                               3,690               96
Bed Bath & Beyond, Inc. (a)                              36,500            1,034
Best Buy Co. (a)                                         33,250            1,830
Black & Decker Corp.                                     30,500            1,216
Brinker International, Inc. (a)                          13,275              381
Brunswick Corp.                                          14,780              296
Callaway Golf Co.                                         2,090               51
Career Education Corp. (a)                                1,600               81
Catalina Marketing Corp.                                    960               34
Cendant Corp. (a)                                        51,450              913
Circuit City Stores - Circuit City Group                  3,170               48
Clear Channel Communications, Inc. (a)                   65,766            3,670
Convergys Corp. (a)                                       9,700              354
Costco Wholesale Corp. (a)                               68,631            2,397
Darden Restaurants, Inc.                                 27,670              756
DeVry, Inc. (a)                                           3,300              104
Disney (Walt) Co.                                       224,107            6,779
Donnelley (R.R.) & Sons Co.                              35,100              977
Eastman Kodak Co.                                        10,900              474
EchoStar Communications Corp. Class A                     1,530               46
Education Management Corp. (a)                            2,100               66
Energizer Holdings, Inc. (a)                              7,410              177
Federated Department Stores, Inc. (a)                   106,820            4,591
Flowers Foods, Inc.                                         292                8
Fortune Brands, Inc.                                     12,100              377
Four Seasons Hotels, Inc.                                37,673            2,227
Gannett Co., Inc.                                        35,469            2,290
Gap, Inc. (The)                                          18,700              518
Harcourt General, Inc.                                    4,200              230
Harrah's Entertainment, Inc. (a)                         16,920              584
Hasbro, Inc.                                              4,960               61
Hilton Hotels Corp.                                       7,900               87
Home Depot, Inc. (The)                                  211,286            9,952
Interpublic Group Cos., Inc. (The)                        3,600              122
Kimberly-Clark Corp.                                     30,030            1,784
Kmart Corp.                                              26,100              261
Kohl's Corp. (a)                                        152,000            9,281
Lancaster Colony Corp.                                    1,240               37
Leggett & Platt, Inc.                                     5,900              115
Limited, Inc. (The)                                      12,600              213
Liz Claiborne, Inc.                                      10,050              494
Lowe's Cos., Inc.                                        85,080            5,360
Marriott International, Inc. Class A                     10,100              463
Mattel, Inc.                                             12,960              209
May Department Stores Co.                                56,150            2,092
McDonald's Corp.                                         36,760            1,011
McGraw-Hill, Inc.                                         3,000              194
MGM Grand, Inc.                                           2,100               63
Monsanto Co. New                                         10,100              313
New York Times Co. Class A                               71,710            2,942
Newell Rubbermaid, Inc.                                   7,770              209
NIKE, Inc. Class B                                       15,971              668
Office Depot, Inc.                                       17,867              170
Omnicom Group, Inc.                                      30,835            2,709
PanAmSat Corp.                                            1,240               45
Park Place Entertainment Corp. (a)                        5,700               63
Payless ShoeSource, Inc.                                  3,230              206
Pittston Brink's Group                                    5,440              116
RadioShack Corp.                                         13,000              398
Reebok International, Ltd. (a)                            3,380               87
Robert Half International, Inc.                             430               12
Ruby Tuesday, Inc.                                        4,200               80

2  Equity I Fund

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
Russell Corp.                                              760                15
Sabre Holdings Corp.                                     9,620               480
Safeguard Scientifics, Inc.                              4,010                20
Saks, Inc.                                               7,920                94
Sears Roebuck & Co.                                     42,446             1,564
Stanley Works, (The)                                     9,600               348
Staples, Inc. (a)                                        2,250                37
Starbucks Corp.                                          5,280               102
Starwood Hotels & Resorts Worldwide, Inc.               10,940               395
Talbots, Inc.                                            1,240                52
Target Corp.                                            85,840             3,301
Tiffany & Co.                                           83,377             2,703
TJX Cos., Inc.                                          16,210               508
Toys "R" Us, Inc. (a)                                    9,470               235
Tribune Co.                                             18,760               791
Tricon Global Restaurants, Inc.                            290                13
Tupperware Corp.                                         4,400                97
UnitedGlobalCom, Inc. Class A                            1,620                26
USA Networks, Inc.                                     141,120             3,535
V.F. Corp.                                                 950                39
Viacom, Inc. Class B (a)                               142,669             7,427
Wal-Mart Stores, Inc.                                  292,724            15,146
Wallace Computer Services, Inc.                          8,010               142
Wendy's International, Inc.                             16,095               407
Westwood One, Inc.                                       3,530                92
Whirlpool Corp.                                          8,590               478
                                                                        --------
                                                                         141,589
                                                                        --------

CONSUMER STAPLES - 5.0%
Albertson's, Inc.                                       12,713               425
Anheuser-Busch Cos., Inc.                               65,199             2,607
Campbell Soup Co.                                       13,990               426
Clorox Co. (The)                                         2,680                85
Coca-Cola Co. (The)                                     45,997             2,125
Coca-Cola Enterprises, Inc.                                290                 5
Colgate-Palmolive Co.                                   16,640               929
ConAgra, Inc.                                           13,200               275
Coors (Adolph) Co. Class B                              18,392               956
CVS Corp.                                               39,480             2,327
Diageo PLC - ADR                                        26,900             1,127
General Mills, Inc.                                     19,200               757
Gillette Co. (The)                                       8,990               255
Heinz (H.J.) Co.                                         4,780               187
Hershey Foods Corp.                                      3,300               199
IBP, Inc.                                                2,630                42
International Flavors & Fragrances, Inc.                14,170               350
Interstate Bakeries Corp.                                8,400               118
J.M. Smucker Co., (The)                                 38,700             1,012
Kroger Co. (a)                                          24,490               553
Longs Drug Stores, Inc.                                  3,300                98
McCormick & Co., Inc.                                   10,060               395
Pepsi Bottling Group, Inc. (The)                        23,850               954
PepsiCo, Inc.                                          189,730             8,312
Philip Morris Cos., Inc.                               229,281            11,489
Procter & Gamble Co.                                    98,889             5,938
Quaker Oats Co. (The)                                   14,790             1,435
R.J. Reynolds Tobacco Holdings, Inc.                    25,570             1,498
Ralston-Purina Group                                    10,030               305
Safeway, Inc. (a)                                       88,531             4,807
Sara Lee Corp.                                          30,613               610
Smithfield Foods, Inc. (a)                               4,100               140
SuperValu, Inc.                                         19,500               267
SYSCO Corp.                                             75,530             2,124
Tyson Foods, Inc. Class A                               13,960               192
UST, Inc.                                                2,900                87
Walgreen Co.                                           153,070             6,549
Winn-Dixie Stores, Inc.                                 35,770             1,130
Wrigley (Wm.), Jr. Co.                                   5,690               276
                                                                        --------
                                                                          61,366
                                                                        --------

FINANCIAL SERVICES - 19.1%
ACE, Ltd.                                               33,000             1,178
AFLAC, Inc.                                             63,910             2,032
Allstate Corp.                                         107,550             4,490
Ambac Financial Group, Inc.                              7,555               407
American Express Co.                                   149,920             6,363
American General Corp.                                  48,170             2,101
American International Group, Inc.                     183,270            14,991
AmeriCredit Corp. (a)                                    6,100               283
AmSouth Bancorp                                         37,520               643
AON Corp.                                               11,550               384
Apartment Investment &
   Management Co. Class A (e)                            9,520               424
Associated Banc-Corp.                                      470                16
BancWest Corp.                                           1,140                28
Bank of America Corp.                                  170,753             9,562
Bank of New York Co., Inc.                              55,010             2,762
Bank One Corp.                                          73,010             2,758
BB&T Corp.                                              25,770               913
Bear Stearns Companies, Inc. (The)                       1,470                74
Capital One Financial Corp.                             22,360             1,406
Catellus Development Corp. (a)                           3,050                50
Charter One Financial, Inc.                             58,260             1,707
Chubb Corp. (The)                                       13,420               896
CIGNA Corp.                                             46,090             4,918
Cincinnati Financial Corp.                               4,430               170
CIT Group, Inc.                                          4,770               175
Citigroup, Inc.                                        585,032            28,754
CNA Financial Corp. (a)                                  4,420               156
Colonial BancGroup, Inc.                                 4,100                51
Comerica, Inc.                                           9,290               478
Commerce Bancshares, Inc.                                  705                24

                                                                 Equity I Fund 3

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
Compass Bancshares, Inc.                                  3,910               90
Conseco, Inc.                                            37,510              714
Countrywide Credit Industries, Inc.                       8,800              375
Crescent Real Estate Equities, Co. (e)                    4,010               95
Duke-Weeks Realty Corp. (e)                              12,420              286
E*TRADE Group, Inc. (a)                                   1,540               14
Eaton Vance Corp.                                         2,500               81
Edwards (A.G.), Inc.                                      4,830              196
Equity Office Properties Trust (e)                       42,177            1,204
Equity Residential Properties Trust (e)                  21,340            1,120
Erie Indemnity Co. Class A                                  480               14
Federal National Mortgage Association                   149,974           12,037
Federated Investors, Inc. Class B                         8,410              245
FelCor Lodging Trust, Inc. (e)                            9,790              215
Fifth Third Bancorp                                      10,825              582
FINOVA Group, Inc.                                        3,700                7
First Data Corp.                                         56,550            3,814
First Industrial Realty Trust, Inc. (e)                  15,400              474
First Tennessee National Corp.                            4,160              136
First Union Corp.                                        49,010            1,469
Fiserv, Inc. (a)                                          7,300              404
FleetBoston Financial Corp.                             173,600            6,661
Franchise Finance Corp. of America (e)                    6,200              156
Franklin Resources, Inc.                                 92,950            4,057
Freddie Mac                                             149,950            9,867
Fulton Financial Corp.                                    2,541               51
Gallagher (Arthur J.) & Co.                              18,000              454
General Growth Properties, Inc. (e)                         760               27
Golden West Financial Corp.                              23,960            1,406
Goldman Sachs Group, Inc.                                85,385            7,779
Greater Bay Bancorp                                       4,400              120
Greenpoint Financial Corp.                                4,010              148
Hartford Financial Services
   Group, Inc. (The)                                     36,240            2,251
Hibernia Corp. Class A                                    9,250              151
Household International, Inc.                            47,310            3,029
Investment Technology Group (a)                             270               13
Investors Financial Services Corp.                        2,000              143
iStar Financial, Inc.                                     1,900               48
J.P. Morgan Chase & Co.                                 200,110            9,601
Jack Henry & Associates, Inc.                             5,400              152
Jefferson-Pilot Corp.                                    44,160            2,061
John Hancock Financial Services, Inc.                    28,260            1,050
KeyCorp                                                  44,833            1,039
Kilroy Realty Corp. (e)                                   9,900              263
Lehman Brothers Holdings, Inc.                           87,458            6,363
Liberty Property Trust (e)                                  380               11
Lincoln National Corp.                                   10,190              470
Loews Corp.                                              19,820            1,336
Marsh & McLennan Cos., Inc.                              11,575            1,116
Marshall & Ilsley Corp.                                     380               19
MBIA, Inc.                                                8,940              428
MBNA Corp.                                              196,710            7,013
Mellon Financial Corp.                                   73,670            3,015
Merrill Lynch & Co., Inc.                               172,805           10,662
MetLife, Inc.                                            22,800              661
MGIC Investment Corp.                                    16,800            1,092
Moody's Corp.                                            15,810              496
Morgan Stanley Dean Witter & Co.                        129,470            8,129
National City Corp.                                      47,470            1,292
National Commerce Bancorp                                 4,990              124
Nationwide Financial Services, Inc. Class A                 290               12
New Dun & Bradstreet Corp. (The)                            380               11
North Fork Bancorp, Inc.                                    480               13
Northern Trust Corp.                                     10,840              705
Old Republic International Corp.                         25,070              724
Paychex, Inc.                                            12,250              423
PMI Group, Inc. (The)                                     1,810              116
PNC Bank Corp.                                           45,090            2,934
Popular, Inc.                                             1,910               58
Progressive Corp.                                         1,450              169
Providian Financial Corp.                                32,420            1,728
Radian Group, Inc.                                        4,570              354
Regions Financial Corp.                                   8,010              244
Reinsurance Group Of America                                670               23
SAFECO Corp.                                             38,400            1,025
SEI Investments Co.                                       8,940              359
Simon Property Group, Inc. (e)                            7,720              204
SouthTrust Corp.                                         23,530            1,119
Spieker Properties, Inc. (e)                                290               16
St. Paul Cos., Inc.                                      81,490            3,675
State Street Corp.                                        3,770              391
Stilwell Financial, Inc.                                  7,700              227
SunTrust Banks, Inc.                                     12,590              799
TCF Financial Corp.                                       4,010              153
TD Waterhouse Group, Inc. (a)                             1,060               12
Torchmark Corp.                                           3,240              123
U.S. Bancorp                                            135,920            2,879
Union Planters Corp.                                      4,220              160
UnionBanCal Corp.                                        17,120              523
UnumProvident Corp.                                      29,340              878
USA Education, Inc.                                      36,482            2,594
Wachovia Corp.                                            4,840              294
Washington Mutual, Inc.                                  42,495            2,122
Wells Fargo Co.                                         101,457            4,766
Wilmington Trust Corp.                                      190               12
                                                                        --------
                                                                         234,365
                                                                        --------

HEALTH CARE - 13.2%
Abbott Laboratories                                     182,660            8,472
Aetna, Inc. New (a)                                       8,590              242
Allergan, Inc.                                            7,760              590

4  Equity I Fund

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
ALZA Corp. (a)                                           13,200              604
American Home Products Corp.                             92,990            5,370
AmeriSource Health Corp. Class A (a)                      3,200              173
Amgen, Inc. (a)                                          67,938            4,154
Applera Corp. - Applied Biosystems
   Group (a)                                              3,000               96
Bard (C.R.), Inc.                                           240               11
Baxter International, Inc.                               89,119            8,123
Becton, Dickinson & Co.                                  67,420            2,181
Bergen Brunswig Corp. Class A                            14,100              258
Biomet, Inc.                                             20,400              872
Boston Scientific Corp.                                  24,750              393
Bristol-Myers Squibb Co.                                128,710            7,208
Cardinal Health, Inc.                                    70,975            4,784
Caremark Rx, Inc. (a)                                    10,200              162
Cephalon, Inc. (a)                                       25,000            1,593
Cerner Corp. (a)                                          2,900              131
Chiron Corp. (a)                                          1,360               65
DENTSPLY International, Inc.                              8,900              349
Elan Corp. PLC - ADR (a)                                 38,700            1,941
Express Scripts, Inc. Class A (a)                         1,600              136
First Health Group Corp.                                  4,620              239
Forest Labs, Inc. (a)                                    44,512            2,722
Genentech, Inc. (a)                                      73,408            3,854
Genzyme Corp. (a)                                        12,410            1,352
Gilead Sciences, Inc.                                       180                9
Guidant Corp. (a)                                        24,200              992
HCA-The Healthcare Co.                                  115,000            4,451
Health Net, Inc. (a)                                     14,490              312
HEALTHSOUTH Corp.                                        25,910              364
Humana, Inc.                                              5,530               55
ICOS Corp.                                                  670               39
IDEC Pharmaceuticals Corp. (a)                            3,400              167
Immunex Corp.                                               670               10
IVAX Corp. (a)                                           76,250            3,054
Johnson & Johnson                                       142,696           13,767
King Pharmaceuticals, Inc. (a)                           32,400            1,365
Laboratory Corp. of America Holdings (a)                  1,600              226
Lilly (Eli) & Co.                                        49,320            4,192
McKesson HBOC, Inc.                                      15,600              481
MedImmune, Inc. (a)                                      26,300            1,030
Medtronic, Inc.                                          60,300            2,689
Merck & Co., Inc.                                       177,290           13,469
Novartis AG - ADR                                        43,200            1,691
Oxford Health Plans, Inc. (a)                            49,770            1,548
PacifiCare Health Systems, Inc. (a)                       9,040              320
Perrigo Co.                                               4,860               58
Pfizer, Inc.                                            624,055           27,022
Pharmacia Corp.                                         151,360            7,910
Priority Healthcare Corp. Class B (a)                    69,542            2,419
Quest Diagnostics, Inc. (a)                                 532               66
Schering-Plough Corp.                                   112,500            4,336
St. Jude Medical, Inc.                                      760               44
Steris Corp.                                             10,610              193
Stryker Corp.                                            10,340              613
Tenet Healthcare Corp.                                   67,682            3,021
Trigon Healthcare, Inc. (a)                               7,490              450
UnitedHealth Group, Inc. (a)                            106,590            6,979
Universal Health Services, Inc.
   Class B (a)                                           10,910              978
Varian Medical Systems, Inc. (a)                          4,700              323
WebMD Corp. (a)                                           2,200               18
Wellpoint Health Networks, Inc. (a)                       8,470              831
                                                                        --------
                                                                         161,567
                                                                        --------

INTEGRATED OILS - 4.4%
Amerada Hess Corp.                                       12,580            1,101
Burlington Resources, Inc.                               15,870              749
Chevron Corp.                                            39,550            3,819
Conoco, Inc. Class B                                    114,890            3,495
Cross Timbers Oil Co.                                     4,500              122
El Paso Corp.                                            49,884            3,432
Exxon Mobil Corp.                                       280,838           24,882
Helmerich & Payne, Inc.                                   9,130              468
Murphy Oil Corp.                                          4,860              399
Occidental Petroleum Corp.                               85,770            2,583
Phillips Petroleum Co.                                   33,160            1,976
Royal Dutch Petroleum Co.                                 9,000              536
Texaco, Inc.                                             52,066            3,763
Unocal Corp.                                             43,110            1,645
USX-Marathon Group                                      148,660            4,752
                                                                        --------
                                                                          53,722
                                                                        --------

MATERIALS AND PROCESSING - 3.8%
Air Products & Chemicals, Inc.                          105,690            4,544
AK Steel Holding Corp.                                      860               11
AKZO Nobel - ADR                                         28,700            1,200
Albemarle Corp.                                           6,910              161
Alcoa, Inc.                                             176,322            7,300
American Standard Cos., Inc. (a)                         15,050              907
Archer-Daniels-Midland Co.                               95,241            1,134
Ashland, Inc.                                             5,120              220
Avery Dennison Corp.                                        170               10
Barrick Gold Corp.                                        4,930               81
Bemis Co., Inc.                                           2,600               98
Bowater, Inc.                                             2,740              133
Centex Corp.                                             17,390              750
Crown Cork & Seal Co., Inc.                              13,130               57
Dow Chemical Co.                                         27,400              917
E.I. du Pont de Nemours & Co.                            46,630            2,107
Eastman Chemical Co.                                      9,430              502
Ecolab, Inc.                                              2,380               90

                                                                 Equity I Fund 5

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
Engelhard Corp.                                          41,000            1,054
Fluor Corp. New                                          14,940              787
Freeport-McMoRan Copper &
   Gold, Inc. Class B                                       980               14
Georgia-Pacific Corp. (Timber Group)                      1,720               51
Georgia-Pacific Group                                     6,770              220
Granite Construction, Inc.                                  285                7
Harsco Corp.                                              2,580               73
Illinois Tool Works, Inc.                                 1,700              108
IMC Global, Inc.                                            660                8
International Paper Co.                                   6,181              242
Lafarge Corp.                                             2,190               74
Longview Fibre Co.                                        2,860               36
Louisiana Pacific Corp.                                   5,340               65
Masco Corp.                                               8,830              203
Minnesota Mining & Manufacturing Co.                     34,980            4,163
Nucor Corp.                                               6,070              308
Owens-Illinois, Inc. (a)                                  4,520               36
Placer Dome, Inc.                                         5,440               55
PPG Industries, Inc.                                      6,680              355
Praxair, Inc.                                            72,530            3,433
Precision Castparts Corp.                                 8,800              329
Rohm & Haas Co.                                          37,900            1,303
Sherwin-Williams Co.                                     19,780              415
Sigma Aldrich Corp.                                      41,600            1,915
Smurfit-Stone Container Corp.                             2,380               35
Sonoco Products Co.                                       2,520               56
Standard Register Co.                                       570                9
Syngenta AG - ADR                                        86,100              871
Timken Co.                                                7,730              132
Tyco International, Ltd.                                152,133            8,119
US Industries, Inc.                                       1,620                8
Vulcan Materials Co.                                      3,850              178
Washington Group International, Inc.
   2003 warrants (a)                                         79                1
Waters Corp. (a)                                          3,800              198
Westvaco Corp.                                            8,430              222
Weyerhaeuser Co.                                          5,840              331
Willamette Industries, Inc.                               6,340              309
                                                                        --------
                                                                          45,945
                                                                        --------

OTHER ENERGY - 2.6%
AES Corp. (a)                                            31,940            1,523
Anadarko Petroleum Corp.                                 13,798              892
Apache Corp.                                             25,900            1,657
Baker Hughes, Inc.                                       12,470              490
BJ Services Co. (a)                                       9,390              772
Constellation Energy Group                               37,050            1,769
Cooper Cameron Corp. (a)                                  4,400              277
Devon Energy Corp.                                       25,600            1,511
ENSCO International, Inc.                                 4,930              192
EOG Resources, Inc.                                      22,400            1,039
Flowserve Corp.                                           2,160               61
Global Marine, Inc. (a)                                  16,200              466
Grey Wolf, Inc. (a)                                       8,500               54
Halliburton Co.                                          59,320            2,563
Kerr-McGee Corp.                                         56,870            4,075
Mitchell Energy & Development
   Corp. Class A                                          3,100              172
Nabors Industries, Inc. (a)                              27,000            1,610
Noble Drilling Corp. (a)                                  5,610              272
Ocean Energy, Inc.                                          550               10
ONEOK, Inc.                                               5,600              242
Patterson Energy, Inc. (a)                                1,400               48
Schlumberger, Ltd.                                       21,200            1,406
Sempra Energy                                            41,010            1,135
Smith International, Inc.                                23,218            1,885
Sunoco, Inc.                                             12,440              473
Tidewater, Inc.                                           4,940              232
Tosco Corp.                                               4,510              208
Transocean Sedco Forex, Inc.                             59,450            3,227
TXU Corp.                                                32,270            1,419
Ultramar Diamond Shamrock Corp.                          30,160            1,361
UTI Energy Corp. (a)                                      1,300               44
Valero Energy Corp.                                       5,300              254
Vintage Petroleum, Inc.                                   6,200              127
                                                                        --------
                                                                          31,466
                                                                        --------

PRODUCER DURABLES - 8.4%
Alstom - ADR (a)                                         19,600              580
Applied Materials, Inc. (a)                              81,730            4,462
B.F. Goodrich Co.                                        13,440              530
Bandag, Inc.                                                990               30
Beckman Coulter, Inc.                                     5,600              199
Boeing Co. (The)                                        188,243           11,633
Caterpillar, Inc.                                        26,270            1,319
Celestica, Inc. (a)                                      87,890            4,491
Clayton Homes, Inc.                                         950               13
Crane Co.                                                 4,770              134
D.R. Horton, Inc.                                        11,252              273
Danaher Corp.                                            14,420              808
Deere & Co.                                              60,608            2,489
Dover Corp.                                               4,500              176
Emerson Electric Co.                                     38,980            2,598
General Dynamics Corp.                                   62,994            4,856
General Electric Co.                                    760,447           36,904
Grainger (W.W.), Inc.                                    21,700              842
Honeywell International, Inc.                           121,313            5,930
Hubbell, Inc. Class B                                     4,500              124
Ingersoll-Rand Co.                                       40,350            1,896
ITT Industries, Inc.                                      8,860              390
Johnson Controls, Inc.                                    9,430              683

6 Equity I Fund

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
KB HOME                                                  11,360              343
Kennametal, Inc.                                          6,580              216
KLA Tencor Corporation (a)                               20,000            1,099
Lennar Corp.                                              8,630              378
Lexmark International Group, Inc.
   Class A (a)                                            1,750              108
Lockheed Martin Corp.                                    43,220            1,520
M.D.C. Holdings, Inc.                                     2,400              103
Mettler-Toledo International, Inc. (a)                    3,600              159
Molex, Inc.                                                 250               10
Northrop Grumman Corp.                                    3,660              330
Novellus Systems, Inc. (a)                               31,800            1,754
NVR, Inc. (a)                                             1,100              210
Pall Corp.                                                1,080               25
Parker-Hannifin Corp.                                     2,490              116
Pitney Bowes, Inc.                                        9,290              354
Pulte Corp.                                               6,580              308
Raytheon Co. Class B                                     41,200            1,217
Republic Services, Inc.                                   7,980              144
Rockwell International Corp.                             11,790              531
Solectron Corp. (a)                                       4,100              104
SPX Corp.                                                   860               97
Stewart & Stevenson Services, Inc.                          770               17
Tektronix, Inc.                                          44,000            1,065
Textron, Inc.                                            36,600            1,941
Toll Brothers, Inc. (a)                                   6,500              231
United Technologies Corp.                                96,980            7,572
Waste Management, Inc.                                   66,120            1,614
Xerox Corp.                                              33,100              298
                                                                        --------
                                                                         103,224
                                                                        --------

TECHNOLOGY - 14.3%
3Com Corp.                                                7,099               46
Adaptec, Inc.                                             9,980              112
Adobe Systems, Inc.                                       9,300              418
Advanced Micro Devices, Inc. (a)                         72,820            2,257
Agilent Technologies, Inc. (a)                            1,803               70
Analog Devices, Inc. (a)                                 42,910            2,030
Apple Computer, Inc.                                     77,950            1,987
Applied Micro Circuits Corp. (a)                         24,000              624
Ariba, Inc. (a)                                          14,000              108
At Home Corp. Series A                                    3,530               13
Atmel Corp. (a)                                         117,810            1,636
Autodesk, Inc.                                           40,560            1,414
Automatic Data Processing, Inc.                          45,897            2,490
Avaya, Inc. (a)                                          43,390              642
Avnet, Inc.                                               8,300              212
AVX Corp.                                                 7,620              141
BARRA, Inc. (a)                                           1,500               69
BEA Systems, Inc. (a)                                    58,850            2,404
BMC Software, Inc. (a)                                   50,500            1,222
Brocade Communications Systems, Inc. (a)                  9,800              372
Cabletron Systems, Inc.                                   1,270               20
Cadence Design Systems, Inc.                             61,580            1,275
Check Point Software
   Technologies, Ltd. (a)                                21,800            1,368
CIENA Corp. (a)                                          32,900            1,811
Cirrus Logic, Inc. (a)                                   28,700              467
Cisco Systems, Inc. (a)                                 698,110           11,854
Comdisco, Inc.                                            3,620               11
Commerce One, Inc. (a)                                   53,000              489
COMPAQ Computer Corp.                                    95,962            1,679
Computer Associates International, Inc.                  13,900              447
Computer Sciences Corp. (a)                              18,100              645
Comverse Technology, Inc. (a)                            13,900              952
Corning, Inc.                                            58,420            1,283
Dell Computer Corp. (a)                                 157,450            4,139
DST Systems, Inc. (a)                                     4,530              223
EarthLink, Inc. (a)                                     112,046            1,226
eBay, Inc. (a)                                           29,650            1,497
Electronic Arts, Inc. (a)                                 5,000              283
Electronic Data Systems Corp.                            95,190            6,140
EMC Corp. (a)                                           170,734            6,761
Emulex Corp.                                                380               14
FactSet Research Systems, Inc.                            1,100               39
Flextronics International, Ltd. (a)                      73,850            1,986
Galileo International, Inc.                              14,960              365
General Motors Corp. Class H (a)                          5,521              117
GTECH Holdings Corp.                                     10,250              334
Harris Corp.                                              5,100              147
Hewlett-Packard Co.                                      71,936            2,045
HomeStore.com, Inc.                                       2,400               77
IMS Health, Inc.                                         24,960              685
Ingram Micro, Inc. Class A (a)                            7,700              111
Integrated Device Technology, Inc. (a)                    1,340               52
Intel Corp.                                             204,600            6,324
International Business Machines Corp.                   122,792           14,138
International Game Technology (a)                         9,200              515
International Rectifier Corp. (a)                        25,500            1,415
IntraNet Solutions, Inc. (a)                              2,300               76
Intuit, Inc.                                             39,770            1,274
JDS Uniphase Corp. (a)                                  123,490            2,641
Juniper Networks, Inc. (a)                               68,460            4,041
Keane, Inc.                                               3,720               66
KEMET Corp. (a)                                           7,630              157
Linear Technology Corp.                                  38,730            1,861
Maxim Integrated Products, Inc. (a)                      14,445              738
Mentor Graphics Corp. (a)                                 5,000              132
Mercury Computer Systems, Inc. (a)                        1,600               81
Metromedia Fiber Network, Inc. Class A                    4,010               20
Microchip Technology, Inc. (a)                            3,980              115
Micromuse, Inc.                                          12,940              641

                                                                 Equity I Fund 7

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                       --------         --------
Micron Technology, Inc. (a)                             129,730            5,887
Microsoft Corp. (a)                                     419,262           28,405
Motorola, Inc.                                           36,310              565
NCR Corp.                                                 2,100               99
Network Appliance, Inc. (a)                               3,450               78
New Focus, Inc. New                                         860               11
Nortel Networks Corp.                                   143,250            2,192
NVIDIA Corp. (a)                                         25,300            2,107
Openwave Systems, Inc. (a)                                1,800               62
Oracle Corp. (a)                                        153,470            2,480
PerkinElmer, Inc.                                         4,800              321
PMC - Sierra, Inc. (a)                                    8,100              337
Polycom, Inc. (a)                                        48,000            1,115
QUALCOMM, Inc. (a)                                      159,208            9,132
Quantum Corp. - DLT & Storage Systems                    28,310              323
RSA Security, Inc. (a)                                    2,800               90
Sanmina Corp. (a)                                        66,900            1,950
Siebel Systems, Inc. (a)                                 84,850            3,867
STMicroelectronics (Regd)                                 9,220              373
Storage Technology Corp.                                  6,690               86
Sun Microsystems, Inc. (a)                              148,380            2,540
SunGard Data Systems (a)                                 19,294            1,066
Sybase, Inc. (a)                                          5,540               87
Symantec Corp. (a)                                        2,090              135
Synopsys, Inc. (a)                                       14,970              860
Tech Data Corp. (a)                                       3,400              119
Texas Instruments, Inc.                                  88,940            3,442
Total Systems Services, Inc.                              4,670              132
UTStarcom, Inc. New                                       1,100               27
VeriSign, Inc. (a)                                        2,900              149
Veritas Software Corp. (a)                               56,782            3,385
Verity, Inc. (a)                                          2,700               61
Vishay Intertechnology, Inc. (a)                          4,780              120
Vitesse Semiconductor Corp. (a)                          25,000              849
Williams Communications
   Group, Inc. New (a)                                   35,346              161
Xilinx, Inc. (a)                                         40,850            1,940
                                                                        --------
                                                                         175,597
                                                                        --------

UTILITIES - 9.8%
Adelphia Communications Corp. (a)                           990               36
AGL Resources, Inc.                                      32,400              740
Allegheny Energy, Inc.                                   14,890              762
Alliant Energy Corp.                                      6,600              206
Alltel Corp.                                             11,300              617
Amdocs, Ltd. (a)                                         14,000              825
Ameren Corp.                                             21,160              888
American Electric Power Co., Inc.                        20,980            1,035
AT&T Corp.                                              164,942            3,675
AT&T Wireless Group New (a)                             169,650            3,410
BellSouth Corp.                                         113,280            4,753
Cablevision Systems Corp. Class A                         2,640              182
Calpine Corp. (a)                                       100,780            5,743
Centennial Cellular Corp. Class A                         1,620               24
CenturyTel, Inc.                                          3,140               85
Cinergy Corp.                                            20,520              712
Comcast Corp. Special Class A (a)                       197,090            8,654
Consolidated Edison, Inc.                                21,480              804
Cox Communications, Inc. Class A (a)                     17,050              776
Crown Castle International Corp. (a)                      9,220              226
Dominion Resources, Inc.                                 30,740            2,105
DTE Energy Co.                                            5,630              236
Duke Energy Corp.                                        22,800            1,066
Dynegy, Inc. Class A                                     26,900            1,556
Edison International                                     10,040               99
Energy East Corp.                                           290                6
Enron Corp.                                              94,270            5,913
Entergy Corp.                                            12,270              497
Exelon Corp. (a)                                         37,082            2,561
FirstEnergy Corp.                                        57,020            1,728
FPL Group, Inc.                                          20,350            1,219
GPU, Inc.                                                 7,920              264
KeySpan Corp.                                            11,340              450
Level 3 Communications, Inc.                              5,640               80
MasTec, Inc. (a)                                          1,420               21
MCN Energy Group, Inc.                                    3,050               80
Mirant Corp. New (a)                                     15,876              648
National Fuel Gas Co.                                    26,700            1,501
NICOR, Inc.                                              21,400              839
NiSource, Inc.                                           56,300            1,676
Nokia Corp. - ADR                                       223,110            7,628
Northeast Utilities                                      23,440              418
NRG Energy, Inc. (a)                                     28,200            1,008
NSTAR                                                    31,500            1,270
NTL, Inc.                                                 8,270              241
PG&E Corp.                                               35,290              317
Pinnacle West Capital Corp.                              34,630            1,738
PPL Corp.                                                24,980            1,374
Progress Energy, Inc. (a)                                 5,700              252
Progress Energy, Inc. - CVO (a)                           3,200                1
Public Service Co. of New Mexico                          4,300              155
Public Service Enterprise Group, Inc.                    33,810            1,570
Quanta Services, Inc.                                     1,470               38
Questar Corp.                                             5,410              174
Qwest Communications
   International, Inc. (a)                              144,002            5,890
Reliant Energy, Inc.                                     24,690            1,223
SBC Communications, Inc.                                248,645           10,257
SCANA Corp.                                                 190                5
Southern Co.                                             20,329              475
Sprint Corp. (Fon Group)                                189,710            4,056
Sprint Corp. (PCS Group) (a)                             32,700              838

8 Equity I Fund

EQUITY I FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                       --------          -------
Telephone & Data Systems, Inc.                            3,210             337
Time Warner Telecom, Inc. Class A (a)                     2,900             147
UtiliCorp United, Inc.                                    6,790             240
Verizon Communications, Inc.                            259,091          14,268
Viacom, Inc. Class A                                      1,240              65
Vodafone Group PLC - ADR                                 50,100           1,517
West Corp.                                                  860              22
Western Resources, Inc.                                   3,630              90
WGL Holdings, Inc. (a)                                   20,800             595
Williams Cos. (The)                                      42,980           1,812
Wisconsin Energy Corp.                                   21,100             464
WorldCom, Inc. (a)                                      148,398           2,707
Xcel Energy, Inc.                                        61,465           1,918
                                                                      ---------
                                                                        119,808
                                                                      ---------

TOTAL COMMON STOCKS
 (cost $1,017,121)                                                    1,157,451
                                                                      ---------

                                                       PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                       ---------
SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                     67,326          67,326
United States Treasury Bills (b)(c)(d)
   4.390% due 06/21/01                                    3,000           2,981
   4.400% due 06/21/01                                    5,000           4,969
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $75,276)                                                           75,276
                                                                      ---------
TOTAL INVESTMENTS - 100.7%
(identified cost $1,092,397)                                          1,232,727


OTHER ASSETS AND LIABILITIES, NET - (0.7%)                               (8,654)
                                                                      ---------
NET ASSETS - 100.0%                                                   1,224,073
                                                                      =========

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF     (DEPRECIATION)
FUTURES CONTRACTS                                      CONTRACTS       (000)
                                                       ---------  --------------
S&P 500 Index
   expiration date 06/01                                   158       $    1,601

S&P Midcap 400 Index
   expiration date 06/01                                    59              361

Nasdaq 100 Index
   expiration date 06/01                                    36             (121)
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                               $    1,841
                                                                     ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contract purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt
CVO - Contingent Value Obligation


See accompanying notes which are an integral part of the financial statements.

                                                               Equity I Fund 9

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $1,092,397).......................  $    1,232,727
Receivables:
   Dividends.............................................................           1,075
   Investments sold......................................................           8,095
   Fund shares sold......................................................           1,357
   Daily variation margin on futures contracts...........................             100
Prepaid expenses.........................................................               4
Short-term investments held as collateral for
   securities loaned, at market..........................................          44,349
                                                                           --------------
      Total assets.......................................................       1,287,707

LIABILITIES
Payables:
   Investments purchased....................................  $    14,286
   Fund shares redeemed.....................................        4,119
   Accrued fees to affiliates...............................          770
   Other accrued expenses...................................          110
Payable upon return of securities loaned,
   at market................................................       44,349
                                                              -----------
      Total liabilities..................................................          63,634
                                                                           --------------
NET ASSETS...............................................................  $    1,224,073
                                                                           ==============
NET ASSETS CONSIST OF:
Undistributed net investment income......................................  $          446
Accumulated net realized gain (loss).....................................          45,342
Unrealized appreciation (depreciation) on:
   Investments...........................................................         140,330
   Futures contracts.....................................................           1,841
Shares of beneficial interest............................................             406
Additional paid-in capital...............................................       1,035,708
                                                                           --------------
NET ASSETS...............................................................  $    1,224,073
                                                                           ==============
NET ASSET VALUE, offering and redemption price per share:
   Class E ($39,934,043 divided by 1,322,941 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $        30.19
                                                                           ==============
   Class I ($1,134,147,705 divided by 37,587,832 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $        30.17
                                                                           ==============
   Class Y ($49,991,226 divided by 1,656,570 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $        30.18
                                                                           ==============

See accompanying notes which are an integral part of the financial statements.

10 Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends........................................................  $   7,647
   Dividends from Money Market Fund.................................      1,493
   Interest.........................................................        230
                                                                      ---------
      Total investment income.......................................      9,370

EXPENSES
   Advisory fees.........................................  $   3,575
   Administrative fees...................................        317
   Custodian fees........................................        362
   Transfer agent fees...................................        248
   Professional fees.....................................         31
   Registration fees.....................................         35
   Shareholder servicing fees - Class E..................         49
   Trustees' fees........................................          6
   Miscellaneous.........................................         43
                                                           ---------
   Expenses before reductions............................      4,666
   Expense reductions....................................         (5)
                                                           ---------
      Expenses, net.................................................      4,661
                                                                      ---------
Net investment income...............................................      4,709
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments...........................................    (84,465)
   Futures contracts.....................................    (11,893)   (96,358)
                                                           ---------
Net change in unrealized appreciation
   (depreciation) on:
   Investments...........................................   (110,044)
   Futures contracts.....................................      2,642   (107,402)
                                                           ---------  ---------
Net realized and unrealized gain (loss).............................   (203,760)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   (199,051)
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund 11

EQUITY I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2001    TEN MONTHS ENDED      YEAR ENDED
                                                                         (UNAUDITED)     OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                      ----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................  $          4,709   $          8,640   $          10,797
   Net realized gain (loss).........................................           (96,358)            42,218             264,252
   Net change in unrealized appreciation (depreciation).............          (107,402)          (111,534)             (5,784)
                                                                      ----------------   ----------------   -----------------
      Net increase (decrease) in net assets from operations.........          (199,051)           (60,676)            269,265
                                                                      ----------------   ----------------   -----------------
DISTRIBUTIONS
   From net investment income
      Class E.......................................................               (76)              (178)               (121)
      Class I.......................................................            (4,027)            (7,640)            (11,264)
      Class Y.......................................................              (160)              (212)                 --
   From net realized gain
      Class E.......................................................              (399)              (852)             (4,447)
      Class I.......................................................           (13,158)           (28,217)           (154,221)
      Class Y.......................................................              (344)                --                  --
                                                                      ----------------   ----------------   -----------------
         Net decrease in net assets from distributions..............           (18,164)           (37,099)           (170,053)
                                                                      ----------------   ----------------   -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....           (95,440)           (47,564)            201,151
                                                                      ----------------   ----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................          (312,655)          (145,339)            300,363

NET ASSETS
   Beginning of period..............................................         1,536,728          1,682,067           1,381,704
                                                                      ----------------   ----------------   -----------------
   End of period (including undistributed net investment income of
      $446 at April 30, 2001).......................................  $      1,224,073   $      1,536,728   $       1,682,067
                                                                      ================   ================   =================

See accompanying notes which are an integral part of the financial statements.

12 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      2001*       2000**      1999***
                                                                    ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................  $   35.21   $   37.51   $   38.01
                                                                    ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)......................................        .07         .11         .13
   Net realized and unrealized gain (loss)........................      (4.70)      (1.64)       3.11
                                                                    ---------   ---------   ---------
      Total income from operations................................      (4.63)      (1.53)       3.24
                                                                    ---------   ---------   ---------
DISTRIBUTIONS
   From net investment income.....................................       (.06)       (.14)       (.12)
   From net realized gain.........................................       (.33)       (.63)      (3.62)
                                                                    ---------   ---------   ---------
      Total distributions.........................................       (.39)       (.77)      (3.74)
                                                                    ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD....................................  $   30.19   $   35.21   $   37.51
                                                                    =========   =========   =========
TOTAL RETURN (%)(b)...............................................     (13.20)      (4.02)       8.97

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................     39,934      43,171      49,284

   Ratios to average net assets (%)(c):
      Operating expenses..........................................        .95         .96         .95
      Net investment income.......................................        .48         .38         .57

   Portfolio turnover rate (%)....................................      82.21      144.37      111.56


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Equity I Fund 13

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                   2001*       2000**      1999        1998        1997        1996        1995
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $    35.21  $    37.46  $    35.17  $    30.51  $    30.34  $    28.00  $    23.32
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM OPERATIONS
   Net investment income (a)..................         .11         .19         .27         .27         .34         .42         .52
   Net realized and unrealized gain (loss)....       (4.72)      (1.63)       6.18        7.10        8.89        5.96        7.71
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total income from operations............       (4.61)      (1.44)       6.45        7.37        9.23        6.38        8.23
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
DISTRIBUTIONS
   From net investment income.................        (.10)       (.18)       (.28)       (.27)       (.34)       (.42)       (.52)
   From net realized gain.....................        (.33)       (.63)      (3.88)      (2.44)      (8.72)      (3.62)      (3.03)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total distributions.....................        (.43)       (.81)      (4.16)      (2.71)      (9.06)      (4.04)      (3.55)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD................  $    30.17  $    35.21  $    37.46  $    35.17  $    30.51  $    30.34  $    28.00
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%)(b)(c)........................      (13.11)      (3.80)      18.98       25.10       32.02       23.58       35.94

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...   1,134,148   1,456,456   1,632,783   1,381,704   1,136,373     961,953     751,497

   Ratios to average net assets (%)(b)(d):
      Operating expenses......................         .71         .69         .69         .70         .70         .71         .59
      Net investment income...................         .72         .64         .72         .82         .96        1.38        1.91

   Portfolio turnover rate (%)................       82.21      144.37      111.56      100.68      110.75       99.51       92.04


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

14 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2001*      2000**
                                                         ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $    35.21  $    36.90
                                                         ----------  ----------
INCOME FROM OPERATIONS
   Net investment income (a)...........................         .12         .14
   Net realized and unrealized gain (loss).............       (5.36)      (1.64)
                                                         ----------  ----------
      Total income from operations.....................       (5.24)      (1.50)
                                                         ----------  ----------
DISTRIBUTIONS
   From net investment income..........................        (.12)       (.19)
   From net realized gain..............................         .33          --
                                                         ----------  ----------
      Total distributions..............................         .21        (.19)
                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD.........................  $    30.18  $    35.21
                                                         ==========  ==========
TOTAL RETURN (%)(b)....................................      (13.06)      (4.03)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)............      49,991      37,101

   Ratios to average net assets (%)(c):
      Operating expenses...............................         .62         .62
      Net investment income............................         .81         .65

   Portfolio turnover rate (%).........................       82.21      144.37


*   For the six months ended April 30, 2001 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Equity I Fund 15

EQUITY II FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                      ----------     ----------
COMMON STOCKS - 92.0%
AUTO AND TRANSPORTATION - 3.2%
AirTran Holdings, Inc. (a)                                46,400            432
American Axle & Manufacturing
   Holdings, Inc. (a)                                      4,000             52
Arkansas Best Corp. (a)                                   24,550            482
Arnold Industries, Inc.                                    9,500            169
AutoNation, Inc. (a)                                     139,200          1,510
AutoZone, Inc. (a)                                        56,500          1,771
Bandag, Inc.                                               2,500             75
Continental Airlines, Inc. Class B (a)                     7,300            375
Cooper Tire & Rubber Co.                                  22,500            271
Dana Corp.                                                 7,800            153
Dollar Thrifty Automotive Group, Inc. (a)                 36,200            800
Dura Automotive Systems, Inc. (a)                         10,700            139
Expeditors International of Washington, Inc.               4,900            245
FedEx Corp. (a)                                           37,000          1,557
Fleetwood Enterprises, Inc.                                7,400             96
Frontier Airlines, Inc. (a)                               25,500            383
GATX Corp.                                                27,400          1,092
Goodyear Tire & Rubber Co.                                84,100          2,081
Landstar Systems, Inc. (a)                                 8,200            535
Lear Corp. (a)                                             7,300            263
Midas, Inc.                                                5,800             86
Navistar International Corp. (a)                          51,400          1,327
Newport News Shipbuilding, Inc.                           12,000            776
Northwest Airlines Corp. Class A (a)                       4,800            120
Offshore Logistics, Inc. (a)                              36,800            975
OMI Corp. (a)                                            123,100            913
Polaris Industries, Inc.                                  28,200          1,091
Ryder System, Inc.                                       147,400          2,921
Sonic Automotive, Inc. (a)                                27,900            294
Stelmar Shipping, Ltd. (a)                                59,000            926
Tower Automotive, Inc. (a)                                13,500            143
UAL Corp.                                                 51,300          1,822
United Auto Group, Inc. (a)                                7,300            111
USFreightways Corp.                                       54,400          1,426
Wabtec Corp.                                              91,700          1,225
                                                                     ----------
                                                                         26,637
                                                                     ----------
CONSUMER DISCRETIONARY - 13.7%
Aaron Rents, Inc.                                          9,000            155
Abercrombie & Fitch Co. Class A (a)                       18,000            599
ABM Industries, Inc.                                       4,400            136
Adminstaff, Inc. (a)                                      19,300            465
Advo Systems, Inc. (a)                                     6,000            195
American Eagle Outfitters, Inc. (a)                       38,450          1,431
Anchor Gaming (a)                                          4,000            218
AnnTaylor Stores Corp. (a)                                11,000            300
Apollo Group, Inc. Class A (a)                            23,300            725
Applebee's International, Inc.                            48,100          2,015
Arbitron, Inc. (a)                                        15,680            327
Argosy Gaming Co. (a)                                     58,800          1,641
Aztar Corp. (a)                                           51,100            663
Bacou USA, Inc. (a)                                        3,800             96
Banta Corp.                                               67,000          1,749
Belo (A.H.) Corp. Series A                                36,900            651
BJ's Wholesale Club, Inc. (a)                              6,900            313
Blockbuster Entertainment Corp.                           18,300            341
Bowne & Co., Inc.                                         30,900            309
Brinker International, Inc. (a)                            4,800            138
Brown Shoe Co., Inc.                                      28,100            554
Brunswick Corp.                                           39,800            798
Callaway Golf Co.                                          7,100            172
Career Education Corp. (a)                                31,000          1,561
Carter-Wallace, Inc.                                      16,400            372
Cato Corp. Class A                                        19,800            349
CBRL Group, Inc.                                          34,100            673
CEC Entertainment, Inc. (a)                               20,125          1,031
Central Garden & Pet Co. (a)                              22,500            215
Cheap Tickets, Inc.                                           50              1
Chicos Fas, Inc. (a)                                       7,800            348
Claire's Stores, Inc.                                     66,500          1,267
Columbia Sportswear Co. (a)                               16,800          1,144
Consolidated Stores Corp. (a)                             17,900            197
Copart, Inc. (a)                                          10,700            245
Corinthian Colleges, Inc. New (a)                         20,200            828
Corporate Executive Board Co., (The) (a)                  48,800          1,622
Darden Restaurants, Inc.                                  21,700            593
Deluxe Corp.                                              11,800            307
DeVry, Inc. (a)                                           38,800          1,226
Dress Barn, Inc. (a)                                      10,900            264
Edison Schools, Inc. (a)                                  60,100          1,159
Education Management Corp. (a)                             4,100            128
Emmis Communications Corp. Class A (a)                    23,300            595
Energizer Holdings, Inc. (a)                              22,100            526
Equity Inns, Inc.                                         17,300            136
Extended Stay America, Inc. (a)                           66,100          1,048
F.Y.I., Inc. (a)                                          16,700            580
Federated Department Stores, Inc. (a)                     44,000          1,891
Flowers Foods, Inc. (a)                                    5,100            139
Footstar, Inc. (a)                                        34,100          1,245
Genesco, Inc. (a)                                         33,600            961
Genlyte Group, Inc. (The) (a)                              5,000            139
Getty Images, Inc. (a)                                    14,200            358
Grey Global Group, Inc.                                    3,477          2,117
Guitar Center, Inc. (a)                                    6,800            125
Handleman Co. (a)                                         18,800            212
Harte Hanks Communications                                56,500          1,300
Haverty Furniture Co., Inc.                                7,000             98
Hearst-Argyle Television, Inc. (a)                        57,500          1,323
Hilton Hotels Corp.                                       18,300            202

16 Equity II Fund

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                       ----------      ---------
Hot Topic, Inc. (a)                                        52,600          1,758
IHOP Corp. (a)                                              2,120             44
Insight Communications Co., Inc.
   Class A (a)                                             64,500          1,790
Interpublic Group Cos., Inc. (The)                         52,400          1,779
Jack in the Box, Inc. (a)                                  49,600          1,313
Jones Apparel Group, Inc. (a)                               6,700            266
K-Swiss, Inc. Class A                                       4,000             95
Krispy Kreme Doughnuts, Inc. (a)                           21,200            862
Lamar Advertising Co. Class A (a)                          38,000          1,469
Landry's Seafood Restaurants, Inc.                         22,300            270
Lee Enterprises, Inc.                                      44,300          1,378
Liz Claiborne, Inc.                                        14,800            728
Lone Star Steakhouse & Saloon                              28,400            342
Mandalay Resort Group (a)                                  12,000            285
Manpower, Inc.                                              6,600            214
MAXIMUS, Inc. (a)                                          17,000            602
McClatchy Co. (The) Class A                                46,000          1,886
McGraw-Hill, Inc.                                          35,000          2,267
Meredith Corp.                                             19,800            747
MGM Grand, Inc.                                             4,200            126
Modis Professional Services, Inc. (a)                     116,300            605
MSC Industrial Direct Co., Inc. Class A (a)                 9,000            144
Neiman Marcus Group, Inc. (The)
   Class A (a)                                             23,700            770
Oakley, Inc. (a)                                           89,900          2,135
On Assignment, Inc. (a)                                    26,200            448
Pactiv Corp. (a)                                           76,000          1,062
Park Place Entertainment Corp. (a)                        147,300          1,638
Payless ShoeSource, Inc. (a)                               24,200          1,543
Penn National Gaming, Inc. (a)                              6,800            111
Penton Media, Inc.                                        140,461          2,767
Pep Boys - Manny, Moe & Jack                               46,700            224
Phillips-Van Heusen Corp.                                  15,700            236
Pier 1 Imports, Inc.                                      158,300          1,757
Pittston Brink's Group                                     73,000          1,555
Playtex Products, Inc. (a)                                 95,200            895
Polo Ralph Lauren Corp. Class A (a)                        27,000            702
Pre-paid Legal Services, Inc. (a)                          58,800          1,294
Prime Hospitality Corp. (a)                                27,900            287
R.H. Donnelley Corp. (a)                                   67,700          1,929
Radio One, Inc. (a)                                        31,300            588
RARE Hospitality International, Inc. (a)                   22,600            632
Reader's Digest Association, Inc. Class A                   3,500             97
Reebok International, Ltd. (a)                             26,600            682
Rent-A-Center, Inc. (a)                                    50,000          1,810
Revlon, Inc. Class A (a)                                    9,700             63
Ross Stores, Inc.                                          79,000          1,736
Ruby Tuesday, Inc.                                         59,500          1,133
Russell Corp.                                              13,800            265
Ryan's Family Steak Houses, Inc. (a)                      121,300          1,453
Sabre Holdings Corp.                                       24,700          1,232
Saks, Inc. (a)                                             63,300            753
Salton, Inc. (a)                                           16,550            286
Scholastic Corp. (a)                                       12,800            534
Schultz Sav-o Stores, Inc.                                 63,750            761
SCP Pool Corp. (a)                                         33,200          1,046
Scripps (E.W.) Co. Class A                                 23,700          1,522
Six Flags, Inc. (a)                                        40,200            882
Skechers U.S.A., Inc. Class A (a)                          40,500          1,460
Sovran Self Storage, Inc.                                  46,500          1,146
Spiegel, Inc. Class A                                      15,300            102
Stanley Works, (The)                                        6,600            239
Stein Mart, Inc. (a)                                        7,100             76
Steven Madden, Ltd. (a)                                     9,300            166
Sylvan Learning Systems, Inc. (a)                          37,700            762
Talbots, Inc.                                              20,400            854
Tetra Technologies, Inc. (a)                               61,900          1,512
Tiffany & Co.                                              19,500            632
Timberland Co. Class A (a)                                 16,800            829
TMP Worldwide, Inc. (a)                                     2,200            106
Tommy Hilfiger Corp. (a)                                   30,500            368
Topps Co., Inc. (a)                                        60,800            599
Toro Co.                                                   27,400          1,265
Toys "R" Us, Inc. (a)                                      19,300            479
Triarc Companies, Inc. Class A (a)                          4,100            105
Tricon Global Restaurants, Inc. (a)                         8,400            376
True North Communications, Inc.                             5,900            225
Tupperware Corp.                                            4,000             88
United Natural Foods, Inc. (a)                             17,100            239
United Stationers, Inc. (a)                                22,400            638
United Television, Inc.                                    11,000          1,362
URS Corp. (a)                                               3,300             71
Venator Group, Inc. (a)                                    39,800            527
Viad Corp.                                                 47,900          1,191
Washington Post Co (The), Class B                           3,700          2,150
Wendy's International, Inc.                                 2,800             71
Wilsons The Leather Experts, Inc. (a)                       4,400             97
WMS Industries, Inc. (a)                                   30,400            634
World Wrestling Federation
   Entertainment, Inc. (a)                                 24,800            338
                                                                       ---------
                                                                         113,021
                                                                       ---------
CONSUMER STAPLES - 4.1%
J.M. Smucker Co., (The)                                    13,400            351
Alberto-Culver Co. Class A                                 47,000          1,629
Alberto-Culver Co. Class B                                  2,300             94
Coca-Cola Bottling Co. Consolidated                        27,000          1,072
Constellation Brands, Inc. Class A (a)                     37,300          2,434
Coors (Adolph) Co. Class B                                 35,500          1,846
Dole Food Co., Inc.                                        17,000            255
Fleming Cos., Inc.                                          4,700            139

                                                               Equity II Fund 17

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                       ----------      ---------
Great Atlantic & Pacific Tea Co., Inc.                     12,400            154
Hain Celestial Group, Inc. (a)                             29,300            733
Hormel Foods Corp.                                         34,800            718
Ingles Markets, Inc.                                        1,500             19
McCormick & Co., Inc.                                       3,200            126
Pathmark Stores, Inc. (a)                                  37,700            716
Pepsi Bottling Group, Inc. (The)                          141,300          5,654
PepsiAmericas, Inc.                                       154,100          2,288
Performance Food Group Co. (a)                             20,500          1,106
R.J. Reynolds Tobacco Holdings, Inc.                       86,300          5,055
Ralcorp Holdings, Inc. (a)                                 16,900            282
Schweitzer-Mauduit International, Inc.                     10,600            227
Smithfield Foods, Inc. (a)                                 28,700            983
Suiza Foods Corp. (a)                                      58,500          2,711
SuperValu, Inc.                                           119,600          1,635
Tootsie Roll Industries, Inc.                              32,342          1,564
Universal Corp.                                            33,800          1,308
Winn-Dixie Stores, Inc.                                     8,000            253
                                                                       ---------
                                                                          33,352
                                                                       ---------

FINANCIAL SERVICES - 18.3%
Advanta Corp. Class A                                      52,000            746
Affiliated Managers Group, Inc. (a)                        23,300          1,310
Alexandria Real Estate Equities, Inc. (e)                   6,700            249
Allmerica Financial Corp.                                  24,700          1,247
AMBAC Financial Group, Inc.                                13,600            732
American Capital Strategies, Ltd.                          17,100            453
American Financial Group, Inc.                             12,600            335
American National Insurance Co.                             1,100             81
AmeriCredit Corp. (a)                                      72,200          3,346
AmerUs Group Co.                                            5,300            169
Andover Bancorp, Inc.                                       1,600             57
Arden Realty Group, Inc. (e)                                3,031             76
Associated Banc-Corp.                                      33,700          1,177
Astoria Financial Corp.                                    38,800          2,245
BancWest Corp.                                             28,400            709
Bank of Granite Corp.                                       4,200             84
Banknorth Group, Inc.                                      87,200          1,726
Bay View Capital Corp.                                     20,600            107
Bay View Capital Corp. Rights (a)                          20,600              8
Bear Stearns Cos., Inc. (The)                              33,599          1,690
Bedford Property Investors, Inc. (e)                       17,947            342
BlackRock, Inc. New (a)                                    14,300            483
Boykin Lodging Co. (e)                                     36,980            430
Brandywine Realty Trust (e)                                27,500            542
Brookline Bancorp, Inc.                                     3,200             41
Burnham Pacific Properties, Inc. (e)                       31,600            153
Capital Automotive (e)                                     22,300            354
Capitol Federal Financial                                  22,700            359
Capstead Mortgage Corp.                                     7,300            115
Cathay Bancorp, Inc.                                       14,400            824
CBL & Associates Properties, Inc. (e)                      36,300          1,000
Citizens Banking Corp.                                      1,000             25
City National Corp.                                        36,400          1,407
Colonial BancGroup, Inc.                                  100,100          1,246
Commerce Bancorp, Inc.                                     23,817          1,643
Commerce Bancshares, Inc.                                   7,844            266
Commerce Group, Inc.                                       11,700            403
Commonwealth Bancorp, Inc.                                  8,500            158
Community Bank System, Inc.                                53,600          1,428
Compass Bancshares, Inc.                                    5,300            123
Concord EFS, Inc. (a)                                      25,000          1,164
Conseco, Inc.                                             165,000          3,140
CORUS Bankshares, Inc.                                      3,600            185
Countrywide Credit Industries, Inc.                        73,600          3,141
Cousins Properties, Inc. (e)                               15,900            414
Crescent Real Estate Equities, Co. (e)                     14,926            355
Cullen Frost Bankers, Inc.                                 38,900          1,245
Delphi Financial Group, Inc.                                2,100             67
Dime Bancorp, Inc.                                         28,900            964
Dime Community Bancorp, Inc.                               12,400            365
Doral Financial Corp.                                      46,800          1,516
Downey Financial Corp.                                     28,900          1,244
Duke-Weeks Realty Corp. (e)                                99,977          2,303
East West Bancorp, Inc.                                    16,100            334
EastGroup Properties, Inc.                                 13,700            295
Edwards (A.G.), Inc.                                        2,900            118
Entertainment Properties Trust (e)                         53,300            842
Equity Office Properties Trust (e)                         24,000            685
Everest Reinsurance Group, Ltd.                            12,000            766
F&M Bancorp                                                 4,600            118
FBL Financial Group, Inc. Class A                           2,134             36
FelCor Lodging Trust, Inc. (e)                             36,278            798
Fidelity National Financial, Inc.                          29,300            686
FINOVA Group, Inc.                                        143,500            288
First American Financial Corp.                             65,700          1,311
First Bancorp.                                              5,600            144
First Commonwealth Financial Corp.                          2,600             31
First Industrial Realty Trust, Inc. (e)                    45,900          1,411
First Niagara Financial Group, Inc.                         5,500             67
First Tennessee National Corp.                             25,100            820
FirstFed Financial Corp. (a)                               25,700            771
FirstMerit Corp.                                            1,800             44
Gabelli Asset Management, Inc. (a)                          5,000            197
Gallagher (Arthur J.) & Co.                                44,600          1,125
GBC Bancorp                                                32,100            798
Glenborough Realty Trust, Inc. (e)                          3,700             64
Golden State Bancorp, Inc.                                 64,700          1,928
Great Lakes, Inc.                                           4,800             81
Greater Bay Bancorp                                        34,200            934
Greenpoint Financial Corp.                                 83,300          3,065
Hamilton Bancorp, Inc. (a)                                  9,600             72

18 Equity II Fund

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                       ----------      ---------
Harbor Florida Bancshares, Inc.                             9,500            152
Harleysville Group, Inc.                                    6,900            186
Health Care, Inc.                                           7,200            168
Healthcare Realty Trust, Inc. (e)                          15,100            362
Heller Financial, Inc. Class A                             41,300          1,318
Hibernia Corp. Class A                                     53,100            867
Highwoods Properties, Inc. (e)                             20,900            537
Hospitality Properties Trust (e)                           33,700            888
Host Marriott Corp. (e)                                    81,400          1,049
HRPT Properties Trust                                     119,900          1,052
Independence Community Bank Corp.                          20,000            370
IndyMac Bancorp, Inc. (a)                                 106,600          2,440
Innkeepers USA Trust                                       44,982            511
Investment Technology Group (a)                            27,000          1,316
Investors Financial Services Corp.                         40,700          2,912
IPC Holdings, Ltd.                                         75,400          1,729
IRT Property Co.                                           12,200            118
iStar Financial, Inc.                                      30,300            758
Jack Henry & Associates, Inc.                              47,500          1,339
JDN Realty Corp. (e)                                       22,800            271
Jefferies Group, Inc.                                      58,900          1,894
Kansas City Life Insurance Co.                              3,300            125
LaBranche & Co., Inc. (a)                                  27,000            972
LandAmerica Financial Group, Inc.                          42,700          1,281
LaSalle Hotel Properties (e)                               13,100            223
Legg Mason, Inc.                                           29,500          1,412
Liberty Corp.                                              25,800            924
Liberty Financial Cos., Inc.                               15,400            641
LNR Property Corp.                                         63,500          1,810
Mack-Cali Realty Corp. (e)                                 14,200            380
MAF Bancorp, Inc.                                           2,400             65
Markel Corp. (a)                                           15,000          2,943
Mercantile Bankshares Corp.                                15,300            575
MeriStar Hospitality Corp. (e)                             38,000            764
Metris Companies, Inc.                                     31,500            945
Mid-America Apartment
   Communities, Inc. (e)                                    5,200            119
MONY Group, Inc. (The)                                     24,200            851
Moody's Corp.                                              45,300          1,422
National Commerce Bancorp                                  25,800            643
National Health Investors, Inc.                            48,700            511
National Western Life Insurance Co.
   Class A (a)                                                700             74
Nationwide Financial Services, Inc.
   Class A                                                 27,800          1,139
New Century Financial Corp. (a)                            11,100             96
New Plan Excel Realty Trust                                54,400            857
North Fork Bancorp, Inc.                                   69,800          1,853
OceanFirst Financial Corp.                                 10,400            233
Ocwen Financial Corp. (a)                                   9,700             94
Ohio Casualty Corp.                                        26,800            249
Old Republic International Corp.                           97,500          2,816
Pacific Century Financial Corp.                            69,800          1,564
Pan Pacific Retail Properties, Inc. (e)                     3,000             68
Parkway Properties, Inc.                                    4,300            123
Paychex, Inc.                                              14,600            505
People's Bank                                               4,000             90
PFF Bancorp, Inc.                                          16,300            353
PMI Group, Inc. (The)                                       7,900            508
Popular, Inc.                                              18,300            557
Prentiss Properties Trust (e)                              14,600            370
Presidential Life Corp.                                     5,900            102
Protective Life Corp.                                      38,500          1,152
Provident Bankshares Corp.                                 12,498            280
R&G Financial Corp.                                        15,100            294
Radian Group, Inc.                                         63,876          4,950
Raymond James Financial, Inc.                              54,900          1,666
Reckson Associates Realty Corp. (e)                        41,700            980
RenaissanceRe Holdings, Ltd.                               34,100          2,179
Republic Bancorp, Inc.                                      2,783             37
RFS Hotel Investors, Inc. (e)                              27,100            390
RLI Corp.                                                   2,300             92
Roslyn Bancorp, Inc.                                       35,700            911
SAFECO Corp.                                              102,800          2,744
Security Capital Group, Inc. Class B (a)                   40,600            840
SEI Investments Co.                                         7,900            317
Senior Housing Properties Trust                            11,900            143
Silicon Valley Bancshares (a)                               7,400            185
SL Green Realty Corp. (e)                                  17,700            506
Smith (Charles E.) Residential
   Realty, Inc. (e)                                        37,700          1,697
Southwest Bancorporation of
   Texas, Inc. (a)                                         22,000            737
Southwest Securities Group, Inc.                           37,580            832
Sovereign Bancorp, Inc.                                   246,524          2,616
Spieker Properties, Inc. (e)                               24,800          1,369
St. Joe Co. (The) (e)                                      68,800          1,692
Stancorp Financial Group, Inc.                             27,700          1,267
Starwood Hotels & Resorts
   Worldwide, Inc. Class B                                 16,400            592
State Auto Financial Corp.                                  5,700             88
Staten Island Bancorp, Inc.                                23,200            638
Sterling Bancshares, Inc.                                  14,200            256
T. Rowe Price Group, Inc.                                  12,400            431
TCF Financial Corp.                                         9,500            361
Texas Regional Bancshares, Inc. Class A                     3,740            135
Torchmark Corp.                                             6,800            258
Trustmark Corp.                                             4,800            100
UCBH Holdings, Inc.                                        32,800            906
UICI (a)                                                   14,500            131
UMB Financial Corp.                                         1,650             61
Union Planters Corp.                                       28,702          1,091

                                                               Equity II Fund 19

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                       --------         --------
Washington Federal, Inc.                                  9,850              251
Washington Real Estate Investment Trust                  11,300              247
Watson Wyatt & Co. Holdings (a)                          66,400            1,245
Webster Financial Corp.                                  56,500            1,800
Weingarten Realty Investors                               9,100              386
Westamerica Bancorporation                               31,800            1,164
Whitney Holding Corp.                                     5,700              227
XL Capital, Ltd. Class A                                 28,000            1,982
Zions Bancorp                                             1,900              101
                                                                        --------
                                                                         150,642
                                                                        --------
HEALTH CARE - 11.1%
Abgenix, Inc. (a)                                        29,300            1,099
AdvancePCS (a)                                            2,500              144
Affymetrix, Inc. (a)                                     17,800              588
Alexion Pharmaceuticals, Inc. (a)                        19,800              462
Alkermes, Inc. (a)                                       53,500            1,639
AmeriSource Health Corp. Class A (a)                     27,300            1,474
Apogent Technologies, Inc. (a)                           20,200              465
Applera Corp. - Celera Genomics Group (a)                 2,600              107
Apria Healthcare Group, Inc. (a)                          4,100              106
Bard (C.R.), Inc.                                        68,800            3,028
Barr Laboratories, Inc. (a)                              18,900            1,095
Bausch & Lomb, Inc.                                       8,000              342
Bergen Brunswig Corp. Class A                           212,800            3,894
Bio-Rad Laboratories, Inc. Class A (a)                    2,000               82
Biogen, Inc. (a)                                          3,500              226
Biomet, Inc.                                             16,700              714
Caremark Rx, Inc. (a)                                   294,000            4,660
Cephalon, Inc. (a)                                        8,000              510
Cerner Corp. (a)                                         36,100            1,626
Charles River Laboratories
   International, Inc. (a)                               59,000            1,463
Conmed Corp. (a)                                          6,200              134
Cooper Companies, Inc.                                    7,400              329
Covance, Inc. (a)                                       100,300            1,650
Cytyc Corp. (a)                                          10,800              254
Datascope Corp.                                           8,000              303
DaVita, Inc. (a)                                         48,900              861
DENTSPLY International, Inc.                             15,600              611
Diagnostic Products Corp.                                 9,800              645
Drugstore.com, Inc. (a)                                  41,200               52
Edwards Lifesciences Corp. (a)                           45,700              989
Enzon, Inc. (a)                                           7,700              459
Express Scripts, Inc. Class A (a)                        25,800            2,190
First Health Group Corp. (a)                             63,300            3,276
Genencor International, Inc. (a)                         12,400              169
Gentiva Health Services, Inc. (a)                         7,200              134
Gilead Sciences, Inc. (a)                                16,400              803
Health Net, Inc. (a)                                    122,400            2,638
HEALTHSOUTH Corp. (a)                                   284,500            3,998
Henry Schein, Inc. (a)                                   20,800              799
Hillenbrand Industries, Inc.                              2,800              141
Humana, Inc. (a)                                         15,900              157
ICOS Corp. (a)                                            3,500              202
Immunomedics, Inc. (a)                                   50,600              692
InforMax, Inc. (a)                                       34,500              129
Invitrogen Corp. (a)                                     44,700            3,152
Isis Pharmaceuticals (a)                                 11,300              124
King Pharmaceuticals, Inc. (a)                            9,900              417
Laboratory Corp. of America Holdings (a)                  7,300            1,029
Large Scale Biology Corp. (a)                            34,800              145
LifePoint Hospitals, Inc. (a)                            37,800            1,312
Lincare Holdings, Inc. (a)                               59,900            2,987
Manor Care, Inc. (a)                                      4,500              104
Medicines Co. (The) (a)                                  37,200              404
Medicis Pharmaceutical Corp. Class A. (a)                37,000            1,839
Medquist, Inc. (a)                                       23,300              628
Mid Atlantic Medical Services, Inc. (a)                  37,000              752
National Data Corp.                                       9,600              275
Omnicare, Inc.                                          121,900            2,706
OSI Pharmaceuticals, Inc. (a)                            19,400              996
Owens & Minor, Inc., Holding Co.                         38,900              757
Oxford Health Plans, Inc. (a)                            63,200            1,966
PacifiCare Health Systems, Inc. (a)                      75,900            2,686
Parexel International Corp. (a)                          22,800              286
Patterson Dental Co. (a)                                 26,800              819
Perrigo Co. (a)                                          20,100              240
Pharmaceutical Product
   Development, Inc. (a)                                 15,100              899
POZEN, Inc. New (a)                                       6,900               49
PRAECIS Pharmaceuticals, Inc. (a)                        40,800              895
Professional Detailing, Inc. (a)                          3,200              234
Protein Design Labs, Inc. (a)                             2,400              154
Province Healthcare Co. (a)                               5,700              146
Quest Diagnostics, Inc. (a)                              22,500            2,772
RehabCare Group, Inc. (a)                                 5,200              195
Renal Care Group, Inc. (a)                               70,600            2,018
Respironics, Inc. (a)                                    41,700            1,324
Rightchoice Managed Care, Inc. (a)                       26,400            1,072
SangStat Medical Corp. (a)                              134,500            1,496
SpaceLabs, Inc. (a)                                      62,600              620
St. Jude Medical, Inc. (a)                               43,700            2,502
Sybron Dental Specialties, Inc. (a)                      15,466              309
Syncor International Corp. (a)                           21,300              751
Tenet Healthcare Corp.                                   40,800            1,821
Teva Pharmaceutical
   Industries, Ltd. - ADR                                 6,800              370
Triad Hospitals, Inc. (a)                                23,300              719
Trigon Healthcare, Inc. (a)                              34,200            2,060
Universal Health Services, Inc. Class B (a)               6,700              601
US Oncology, Inc. (a)                                    27,500              246

20 Equity II Fund

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------        --------
Varian Medical Systems, Inc. (a)                          12,500             861
Vertex Pharmaceuticals, Inc. (a)                           2,000              77
VISX, Inc. (a)                                            15,000             304
                                                                        --------
                                                                          91,458
                                                                        --------

INTEGRATED OILS - 1.6%
Cross Timbers Oil Co.                                    158,487           4,302
Helmerich & Payne, Inc.                                   47,000           2,408
HS Resources, Inc. (a)                                    17,500             868
Sunoco, Inc.                                              82,000           3,118
Tesoro Petroleum Corp. (a)                                41,400             617
Unit Corp. (a)                                            23,000             466
Unocal Corp.                                              41,000           1,565
                                                                        --------
                                                                          13,344
                                                                        --------

MATERIALS AND PROCESSING - 5.5%
Advanced Energy Industries, Inc. (a)                       8,400             292
AK Steel Holding Corp.                                    22,000             285
Albany International Corp. Class A (a)                    20,600             408
Albemarle Corp.                                           17,900             418
AMCOL International Corp.                                  4,100              20
AptarGroup, Inc.                                          41,500           1,311
Arch Chemicals, Inc.                                       6,200             121
Ashland, Inc.                                             36,000           1,550
Ball Corp.                                                11,100             511
Bethlehem Steel Corp. (a)                                200,500             710
Bowater, Inc.                                              7,500             364
Brush Engineered Materials, Inc.                           5,200             104
Buckeye Technologies, Inc. (a)                             6,100              74
Cabot Corp.                                               10,900             354
Calgon Carbon Corp.                                      158,300           1,290
Carpenter Technology Corp.                                 7,900             207
Centex Corp.                                              67,800           2,926
Century Aluminum Co.                                       9,400             209
Chemed Corp.                                              10,600             364
Cleveland-Cliffs, Inc.                                     6,400             123
Crown Cork & Seal Co., Inc.                              126,400             545
Cytec Industries, Inc. (a)                                27,700             906
Eastman Chemical Co.                                       8,600             458
Ecolab, Inc.                                               6,900             261
Engelhard Corp.                                           92,000           2,365
Fluor Corp. New                                            1,800              95
FMC Corp. (a)                                             16,200           1,161
Freeport-McMoRan Copper & Gold, Inc.
   Class B (a)                                            86,300           1,222
Georgia Gulf Corp.                                        10,300             189
Georgia-Pacific Corp. (Timber Group)                       3,100              92
Georgia-Pacific Group                                     48,900           1,590
Greif Bros. Corp. Class A                                  8,300             240
Harland (John H.) Co.                                      8,200             178
Hexcel Corp. (a)                                           6,900              64
Hughes Supply, Inc.                                       18,800             284
IMC Global, Inc.                                          34,000             408
Interface, Inc.                                           11,500              89
Kaydon Corp.                                              30,600             784
Lone Star Technologies, Inc. (a)                           4,100             216
Longview Fibre Co.                                         9,500             121
Lubrizol Corp.                                             5,600             164
Lyondell Petrochemical Co.                                35,900             564
Martin Marietta Materials, Inc.                           17,500             804
Maverick Tube Corp. (a)                                   42,500           1,037
Mead Corp.                                                 3,700             104
Minerals Technologies, Inc.                               33,800           1,296
NCH Corp.                                                    500              28
NL Industries, Inc.                                        9,400             141
Nucor Corp.                                               31,600           1,603
Olin Corp.                                                38,700             733
OM Group                                                  15,000             821
Owens-Illinois, Inc. (a)                                   7,700              61
P.H. Glatfelter Co.                                       12,900             186
Pentair, Inc.                                              2,900              89
Phelps Dodge Corp.                                         8,400             376
Plum Creek Timber Co., Inc.                               47,600           1,196
PolyOne Corp.                                             45,300             383
Pope & Talbot, Inc.                                        7,800             107
Precision Castparts Corp.                                 75,300           2,812
Ryerson Tull, Inc.                                        10,400             114
Sealed Air Corp. (a)                                      26,500           1,028
Shaw Group, Inc. (The) (a)                                 8,700             496
Sherwin-Williams Co.                                       7,400             155
Sigma Aldrich Corp.                                        5,000             230
Solutia, Inc.                                              6,700              85
Southern Peru Copper Corp.                                13,700             192
SPS Technologies, Inc. (a)                                35,600           1,734
Standex International Corp.                                3,700              89
Stericycle, Inc. (a)                                      32,100           1,345
Temple-Inland, Inc.                                        2,400             122
Texas Industries, Inc.                                    49,900           1,532
Timken Co.                                                 5,500              94
US Industries, Inc.                                       16,000              82
USG Corp.                                                 16,800             183
USX-U.S. Steel Group                                      46,800             862
Washington Group International, Inc. (a)                   2,700               3
Waters Corp. (a)                                          12,600             658
Webb (Del E.) Corp. (a)                                   20,100             679
Westvaco Corp.                                             7,100             187
Wolverine Tube, Inc. (a)                                  12,300             173
                                                                        --------
                                                                          45,457
                                                                        --------

                                                               Equity II Fund 21

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                         ------          -------
OTHER ENERGY - 7.4%
Arch Coal, Inc.                                           9,300              288
Barrett Resources Corp. (a)                               7,500              483
BJ Services Co. (a)                                      19,300            1,587
Brown (Tom), Inc. (a)                                    44,900            1,149
Cleco Corp.                                               6,500              293
CONSOL Energy, Inc.                                       4,400              168
Cooper Cameron Corp. (a)                                 16,600            1,047
Devon Energy Corp.                                       24,400            1,440
EEX Corp. (a)                                            30,700              127
ENSCO International, Inc.                                 7,200              280
EOG Resources, Inc.                                      49,400            2,292
Equitable Resources, Inc.                                11,500              920
Global Industries, Inc. (a)                              51,750              827
Global Marine, Inc. (a)                                  68,865            1,980
Hanover Compressor Co. (a)                               88,600            3,225
Horizon Offshore, Inc. (a)                               18,900              458
Kerr-McGee Corp.                                          6,500              466
Key Energy Group, Inc. (a)                               23,400              308
Key Production, Inc. (a)                                  6,200              139
Kinder Morgan, Inc.                                      38,000            2,231
Louis Dreyfus Natural Gas Corp. (a)                      54,300            2,069
Marine Drilling Co, Inc. (a)                             42,300            1,268
Mitchell Energy & Development
   Corp. Class A                                          9,400              522
Nabors Industries, Inc. (a)                              48,607            2,898
National-Oilwell, Inc. (a)                               43,900            1,736
Noble Drilling Corp. (a)                                  6,000              291
Northwestern Corp.                                        6,600              165
Ocean Energy, Inc.                                       10,100              187
ONEOK, Inc.                                              20,000              864
Parker Drilling Co. (a)                                 116,700              729
Patterson Energy, Inc. (a)                               12,500              431
Penn Virginia Corp.                                      14,800              659
Pioneer Natural Resources Co. (a)                        74,500            1,424
Pride International, Inc. (a)                            45,400            1,209
Rowan Cos., Inc. (a)                                     61,200            2,031
Santa Fe International Corp.                             89,800            3,412
Seacor Holdings, Inc. (a)                                 2,850              131
Seitel, Inc. (a)                                         29,900              583
Sempra Energy                                            26,900              744
Smith International, Inc. (a)                            20,600            1,673
Talisman Energy, Inc. (a)                                39,100            1,592
Tidewater, Inc.                                          48,500            2,273
Transocean Sedco Forex, Inc.                              9,400              510
Ultramar Diamond Shamrock Corp.                          19,100              862
UTI Energy Corp. (a)                                      7,600              261
Valero Energy Corp.                                     144,100            6,940
Varco International, Inc. (a)                           100,033            2,339
Vintage Petroleum, Inc.                                 164,850            3,406
                                                                         -------
                                                                          60,917
                                                                         -------

PRODUCER DURABLES - 7.4%
AGCO Corp.                                               40,900              356
AMETEK, Inc.                                              8,800              243
ANTEC Corp. (a)                                          66,700              550
Applied Industrial Technology, Inc.                       6,500              123
Armor Holdings, Inc. (a)                                  5,200               87
B.F. Goodrich Co.                                        22,500              887
Beckman Coulter, Inc.                                     8,600              306
Belden, Inc.                                             24,400              576
Briggs & Stratton Corp.                                   2,500              101
Cohu, Inc.                                               55,200              999
CoorsTek, Inc. (a)                                       59,800            2,198
D.R. Horton, Inc.                                        84,553            2,048
Diebold, Inc.                                             7,800              254
DuPont Photomasks, Inc. (a)                               3,400              190
Electroglas, Inc. (a)                                    64,500            1,010
EMCOR Group, Inc. (a)                                    11,500              408
ESCO Technologies, Inc. (a)                               4,800              121
GenCorp, Inc.                                            23,900              287
General Cable Corp.                                      23,500              280
General Dynamics Corp.                                   28,000            2,158
GenRad, Inc. (a)                                         22,800              165
Gentex Corp. (a)                                         25,000              675
Herman Miller, Inc.                                      36,600              972
Hubbell, Inc. Class B                                    22,300              616
Ingersoll-Rand Co.                                       26,500            1,246
ITT Industries, Inc.                                     20,400              899
Ivex Packaging Corp. (a)                                  8,000              125
JLG Industries, Inc.                                     10,400              128
Johnson Controls, Inc.                                   25,100            1,817
Kaman Corp. Class A                                      19,600              326
KB HOME                                                  71,000            2,146
Kennametal, Inc.                                          2,800               92
Kent Electronics Corp. (a)                               20,800              449
Kimball International, Inc. Class B                      11,200              166
KLA Tencor Corporation (a)                               35,500            1,951
Kulicke & Soffa Industries, Inc. (a)                     66,600            1,116
Lennar Corp.                                            111,900            4,898
M.D.C. Holdings, Inc.                                    56,320            2,423
Mettler-Toledo International, Inc. (a)                   10,300              456
Milacron, Inc.                                           12,200              223
Millipore Corp.                                          24,500            1,405
Moog, Inc. (a)                                            5,200              177
National Service Industries, Inc.                         8,000              193
Northrop Grumman Corp.                                    6,600              596
Novellus Systems, Inc. (a)                                6,900              381
NVR, Inc. (a)                                            20,800            3,964
Orbital Sciences Corp. Class A (a)                       84,000              361
Pall Corp.                                                9,200              216
Penn Engineering &
   Manufacturing Corp.                                   22,100              837

22 Equity II Fund

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                         ------          -------
Pulte Corp.                                              31,400            1,469
Ryland Group, Inc. (The)                                 33,400            1,587
Saver - Danfoss, Inc.                                     8,700               80
Sensormatic Electronics Corp. (a)                        71,000            1,030
SPX Corp. (a)                                             2,500              282
Standard Pacific Corp.                                   43,400              885
Starrett (L.S.) Co. Class A                              24,000              456
Steelcase, Inc. Class A                                  40,800              506
Symmetricom, Inc. (a)                                    18,300              266
Technitrol, Inc.                                         32,300              972
Tecumseh Products Co. Class A                             2,000               99
Tektronix, Inc.                                          21,700              525
Teleflex, Inc.                                            8,800              430
Teradyne, Inc. (a)                                       22,800              901
Textron, Inc.                                            35,200            1,866
Thermo Electron Corp. (a)                                12,900              340
Toll Brothers, Inc. (a)                                 100,900            3,581
TriQuint Semiconductor, Inc. (a)                         49,200            1,428
Ultratech Stepper, Inc. (a)                              45,400            1,304
UNOVA, Inc. (a)                                         107,600              344
Watsco, Inc.                                              6,900               89
Woodward Governor Co.                                     2,200              144
York International Corp.                                 11,200              338
                                                                         -------
                                                                          61,123
                                                                         -------

TECHNOLOGY - 12.7%
Activision, Inc. (a)                                     20,200              551
Actuate Corp. (a)                                        59,600              746
Affiliated Computer Services, Inc.
   Class A (a)                                            7,900              569
Allen Telecom, Inc. (a)                                  71,200              935
Alliance Semiconductor Corp. (a)                         16,800              242
Alliant Techsystems, Inc. (a)                            30,750            2,896
American Management Systems, Inc. (a)                    28,600              602
Amphenol Corp. Class A (a)                                3,900              164
Anixter International, Inc. (a)                         116,500            3,070
AremisSoft, Corp. (a)                                    22,800              406
Arrow Electronics, Inc. (a)                              76,800            2,150
ASM International N.V. (a)                               17,700              444
Autodesk, Inc.                                           49,500            1,725
Avant! Corp. (a)                                         24,100              470
Avnet, Inc.                                             102,800            2,622
Avocent Corp. (a)                                        22,700              565
AVX Corp.                                                67,000            1,242
Axcelis Technologies, Inc. (a)                           24,700              371
BARRA, Inc. (a)                                          12,750              587
BindView Development Corp. (a)                           51,900              137
BISYS Group, Inc. (a)                                    71,700            3,456
Business Objects SA - ADR (a)                            16,700              605
C-MAC Industries, Inc. (a)                                1,300               42
CACI International, Inc. Class A (a)                     11,600              388
Cadence Design Systems, Inc. (a)                         13,600              282
Caliper Technologies Corp. (a)                           35,300              812
Caminus Corp. (a)                                         7,400              244
ChoicePoint, Inc. New (a)                                41,450            1,537
CIENA Corp. (a)                                           4,800              264
Cirrus Logic, Inc. (a)                                   60,900              990
Clarent Corp. (a)                                        19,100              178
Comdisco, Inc.                                           80,900              249
Concurrent Computer Corp. (a)                            23,500              126
Covad Communications Group, Inc. (a)                     37,500               37
CSG Systems International, Inc. (a)                       6,200              361
Cubic Corp.                                               5,100              156
Descartes Systems Group, Inc. (The) (a)                  25,900              516
DiamondCluster International, Inc.
   Class A (a)                                           18,600              345
Digex, Inc. (a)                                          21,400              267
DST Systems, Inc. (a)                                    45,000            2,210
eFunds Corp. (a)                                         23,000              449
Embarcadero Technologies, Inc. (a)                       24,000              827
Esterline Corp. (a)                                      16,500              322
Exar Corp. (a)                                           13,300              387
Fair, Isaac and Co., Inc.                                15,400            1,069
Fairchild Semiconductor Corp.
   Class A (a)                                           29,500              534
Galileo International, Inc.                             146,100            3,567
Genuity, Inc. (a)                                       445,500            1,283
GlobeSpan, Inc. (a)                                      24,900              548
Harris Corp.                                            111,400            3,203
Hyperion Solutions Corp. (a)                             32,600              548
Impath, Inc. (a)                                         12,000              375
Informatica Corp. (a)                                    12,600              318
Informix Corp. (a)                                       73,300              367
Ingram Micro, Inc. Class A (a)                           15,600              226
Integrated Device Technology, Inc. (a)                   15,900              623
Integrated Silicon Solution, Inc. (a)                    24,800              372
International Game Technology (a)                        68,500            3,830
International Rectifier Corp. (a)                        22,400            1,243
Internet Security Systems, Inc. (a)                      24,600            1,227
Intertrust Technologies Corp. (a)                        81,900              280
Interwoven, Inc. (a)                                     72,400            1,060
IntraNet Solutions, Inc. (a)                             11,200              370
KEMET Corp. (a)                                          94,700            1,943
L-3 Communications Holdings, Inc. (a)                    18,000            1,391
Lam Research Corp. (a)                                   45,500            1,347
Loral Space & Communications, Ltd. (a)                  206,500              489
LSI Logic Corp. (a)                                      39,600              811
Macrovision Corp. (a)                                    11,100              635
Manugistics Group, Inc. (a)                              23,500              797
MatrixOne, Inc. (a)                                      89,300            2,147
Mattson Technology, Inc. (a)                              2,600               45
Maxtor Corp. (a)                                        166,000            1,325

                                                               Equity II Fund 23

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        -------        ---------
McDATA Corp. (a)                                         34,100              952
Mentor Graphics Corp. (a)                                46,800            1,231
Mercury Interactive Corp. (a)                            25,800            1,707
Metalink, Ltd. (a)                                       43,500              409
Micromuse, Inc. (a)                                       3,800              188
Microsemi Corp. (a)                                      18,500              710
N2H2, Inc. (a)                                            5,500                2
National Instruments Corp. (a)                           25,400              889
Netegrity, Inc. (a)                                      18,900              756
Newport Corp.                                            22,300              842
NVIDIA Corp. (a)                                         11,700              975
Optimal Robotics Corp. New (a)                           28,700              940
Park Electrochemical Corp.                               44,650            1,049
PeopleSoft, Inc. (a)                                     11,900              441
Peregrine Systems, Inc. (a)                              27,600              712
PerkinElmer, Inc.                                         2,500              167
Pioneer-Standard Electronics, Inc.                       41,100              493
Pivotal Corp. New (a)                                    36,700              921
Pixelworks, Inc. New (a)                                 19,700              447
Precise Software Solutions, Ltd. (a)                     49,500            1,166
Quantum Corp. - DLT &
   Storage Systems (a)                                  131,600            1,500
Read-Rite Corp. (a)                                     126,100              699
RSA Security, Inc. (a)                                   13,800              442
SafeNet, Inc. (a)                                        17,000              266
SBS Technologies, Inc. (a)                               44,300              886
Semtech Corp. (a)                                        11,100              319
SmartForce PLC - ADR (a)                                 16,200              583
SONICblue, Inc. (a)                                     149,500              731
Standard Microsystems Corp. (a)                          21,200              297
Stoneridge, Inc. (a)                                      9,000               73
Storage Technology Corp. (a)                             51,200              655
SunGard Data Systems (a)                                 18,100            1,000
Sybase, Inc. (a)                                         23,700              373
Symantec Corp. (a)                                       16,800            1,089
Synopsys, Inc. (a)                                       22,200            1,275
Take-Two Interactive Software, Inc. (a)                  93,600            1,305
Tech Data Corp. (a)                                      31,000            1,081
Teledyne Technologies, Inc. (a)                          88,000            1,157
Therma-Wave, Inc. (a)                                    19,900              337
THQ, Inc. (a)                                            41,600            1,585
Unisys Corp. (a)                                        104,000            1,252
UTStarcom, Inc. (a)                                      81,400            2,032
Varian Semiconductor Equipment
   Associates, Inc. (a)                                  55,500            2,528
Virata Corp. (a)                                         36,200              492
Volt Information Sciences, Inc. (a)                       3,200               55
                                                                       ---------
                                                                         104,526
                                                                       ---------

UTILITIES - 7.0%
Adelphia Business Solutions, Inc. (a)                   112,800              479
Adelphia Communications Corp.
   Class A (a)                                           16,200              589
AGL Resources, Inc.                                      45,600            1,042
Allegheny Energy, Inc.                                   18,200              931
ALLETE                                                   11,800              288
Alliant Energy Corp.                                     19,900              621
Amdocs, Ltd. (a)                                          3,800              224
Avista Corp.                                             72,700            1,447
Black Hills Corp.                                         6,500              334
BroadWing, Inc. (a)                                     100,000            2,480
C&D Technologies, Inc.                                   17,700              628
Cascade Natural Gas Corp.                                15,200              303
CH Energy Group, Inc.                                    22,200              978
Charter Communications Holdings, Inc.
   Class A (a)                                          185,000            3,962
CMS Energy Corp.                                         17,900              560
Comcast Corp. Special Class A (a)                        50,400            2,213
Conectiv, Inc.                                           36,200              807
CT Communications, Inc.                                   4,100               58
Dobson Communications Corp. (a)                          62,500              901
DPL, Inc.                                                 3,400              105
DQE, Inc.                                                49,900            1,518
Dycom Industries, Inc. (a)                               21,950              361
El Paso Electric Co. (a)                                 38,900              548
Energen Corp.                                            36,600            1,360
Energy East Corp.                                         9,900              199
Entergy Corp.                                            10,800              437
Hawaiian Electric Industries, Inc.                       28,700            1,067
Hickory Tech Corp.                                       10,300              159
Idacorp, Inc.                                            38,100            1,467
Kansas City Power & Light Co.                            36,800              960
MDU Resources Group, Inc.                                22,400              896
Montana Power Co.                                        10,900              136
New Jersey Resources Corp.                                2,600              113
NICOR, Inc.                                              50,500            1,979
NiSource, Inc.                                           30,600              911
NRG Energy, Inc. (a)                                     24,600              879
NSTAR                                                     2,300               93
OGE Energy Corp.                                         13,800              304
Peoples Energy Corp.                                     21,900              871
Pinnacle Holdings, Inc. (a)                               3,200               28
Pinnacle West Capital Corp.                              15,600              783
Powerwave Technologies, Inc. (a)                         48,700              885
PPL Corp.                                                10,300              567
Public Service Co. of New Mexico                        119,100            4,303
Puget Sound Energy, Inc.                                 17,900              425
Quanta Services, Inc. (a)                                26,200              673
Questar Corp.                                            43,800            1,409

24 Equity II Fund

EQUITY II FUND

                                                      April 30, 2001 (Unaudited)


                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                         ------        --------
RGS Energy Group, Inc.                                    7,300             272
SBA Communications Corp. (a)                             32,100           1,094
SCANA Corp.                                               8,000             224
South Jersey Industries, Inc.                             1,800              56
TECO Energy, Inc.                                         5,400             173
Telephone & Data Systems, Inc.                           13,800           1,449
Time Warner Telecom, Inc. Class A (a)                    16,800             851
UGI Corp.                                                15,400             407
UIL Holdings Corp.                                       22,500           1,101
UniSource Energy Corp.                                   32,500             754
United States Cellular Corp. (a)                         25,600           1,690
UtiliCorp United, Inc.                                   84,700           2,990
West Corp. (a)                                            9,100             228
Western Resources, Inc.                                  92,000           2,279
Wisconsin Energy Corp.                                   28,900             636
WPS Resources Corp.                                      11,100             366
Xcel Energy, Inc.                                        12,100             378
                                                                       --------
                                                                         57,229
                                                                       --------

TOTAL COMMON STOCKS
(cost $622,790)                                                         757,706
                                                                       --------

CONVERTIBLE PREFERRED STOCKS - 0.0%
Sovereign Bancorp, Inc.                                   2,000             126
                                                                       --------
TOTAL PREFERRED STOCKS
(cost $100)                                                                 126
                                                                       --------

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                        --------
SHORT-TERM INVESTMENTS - 8.2%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                     59,622          59,622
United States Treasury Bills (b)(c)(d)
   4.390% due 06/21/01                                    2,000           1,988
   4.400% due 06/21/01                                    3,750           3,727
   4.805% due 06/21/01                                    2,000           1,986
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS
(cost $67,323)                                                           67,323
                                                                       --------

TOTAL INVESTMENTS - 100.2%
(identified cost $690,213)                                              825,155

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                             (1,510)
                                                                       --------
NET ASSETS - 100.0%                                                     823,645
                                                                       ========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.
(e) Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

                                                                UNREALIZED
                                                 NUMBER        APPRECIATION
                                                   OF         (DEPRECIATION)
FUTURES CONTRACTS                                SHARES           (000)
                                                 ------       --------------
Nasdaq 100 Index
   expiration date 06/01                             51       $         (253)

Russell 2000(TM) Index
   expiration date 06/01                            133                  911

S&P Midcap 400 Index
   expiration date 06/01                             52                  195

S&P 500 Index
   expiration date 06/01                             39                  191
                                                              --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                        $        1,044
                                                              ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity II Fund 25

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $690,213)...................................................  $  825,155
Cash...............................................................................................         164
Receivables:
   Dividends.......................................................................................         631
   Investments sold................................................................................       5,923
   Fund shares sold................................................................................       2,120
   Daily variation margin on futures contracts.....................................................         203
Short-term investments held as collateral for securities loaned, at market.........................      86,963
                                                                                                     ----------
      Total assets.................................................................................     921,159

LIABILITIES
Payables:
   Investments purchased................................................................  $   7,984
   Fund shares redeemed.................................................................      1,880
   Accrued fees to affiliates...........................................................        631
   Other accrued expenses...............................................................         56
Payable upon return of securities loaned, at market.....................................     86,963
                                                                                          ---------
      Total liabilities............................................................................      97,514
                                                                                                     ----------
NET ASSETS.........................................................................................  $  823,645
                                                                                                     ==========
NET ASSETS CONSIST OF:
Undistributed net investment income................................................................  $    1,125
Accumulated distributions in excess of net realized gain...........................................     (25,588)
Unrealizedappreciation (depreciation) on:
   Investments.....................................................................................     134,942
   Futures contracts...............................................................................       1,044
Shares of beneficial interest......................................................................         255
Additional paid-in capital.........................................................................     711,867
                                                                                                     ----------
NET ASSETS.........................................................................................  $  823,645
                                                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($36,838,385 divided by 1,139,208 shares of $.01 par value shares of
   beneficial interest outstanding)................................................................  $    32.34
                                                                                                     ==========
   Class I ($694,047,687 divided by 21,445,412 shares of $.01 par value
       shares of beneficial interest outstanding)..................................................  $    32.36
                                                                                                     ==========
   Class Y ($92,758,958 divided by 2,865,186 shares of $.01 par value
       shares of beneficial interest outstanding)..................................................  $    32.37
                                                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

26 Equity II Fund

EQUITY II FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends....................................................................  $    4,446
   Dividends from Money Market Fund.............................................       1,367
   Interest.....................................................................         176
                                                                                  ----------
      Total investment income...................................................       5,989

EXPENSES
   Advisory fees....................................................  $    2,749
   Administrative fees..............................................         183
   Custodian fees...................................................         230
   Transfer agent fees..............................................         231
   Professional fees................................................          20
   Registration fees................................................          39
   Shareholder servicing fees - Class E.............................          43
   Trustees' fees...................................................           6
   Miscellaneous....................................................          28
                                                                      ----------
   Expenses before reductions.......................................       3,529
   Expense reductions...............................................          (8)
                                                                      ----------
      Expenses, net.............................................................       3,521
                                                                                  ----------
Net investment income...........................................................       2,468
                                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................     (22,991)
   Futures contracts................................................     (11,183)    (34,174)
                                                                      ----------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................       7,597
   Futures contracts................................................       2,911      10,508
                                                                      ----------  ----------
Net realized and unrealized gain (loss).........................................     (23,666)
                                                                                  ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........................  $  (21,198)
                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

                                                             Equity II Fund 27

EQUITY II FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2001      TEN MONTHS ENDED        YEAR ENDED
                                                                        (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     ------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...........................................  $            2,468   $            2,470   $             1,895
   Net realized gain (loss)........................................             (34,174)             111,999                58,808
   Net change in unrealized appreciation (depreciation)............              10,508              (36,191)               86,398
                                                                     ------------------   ------------------   -------------------
      Net increase (decrease) in net assets from operations........             (21,198)              78,278               147,101
                                                                     ------------------   ------------------   -------------------
DISTRIBUTIONS
   From net investment income
      Class E......................................................                 (71)                 (22)                   (6)
      Class I......................................................              (1,840)              (1,776)               (1,914)
      Class Y......................................................                (127)                (131)                   --
   From net realized gain
      Class E......................................................              (4,418)                (683)               (1,580)
      Class I......................................................             (95,455)             (15,153)              (37,803)
      Class Y......................................................              (6,240)                  --                    --
                                                                     ------------------   ------------------   -------------------
          Net decrease in net assets from distributions............            (108,151)             (17,765)              (41,303)
                                                                     ------------------   ------------------   -------------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...              98,288                8,138               146,438
                                                                     ------------------   ------------------   -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS........................             (31,061)              68,651               252,236

NET ASSETS
   Beginning of period.............................................             854,706              786,055               533,819
                                                                     ------------------   ------------------   -------------------
   End of period (including undistributed net investment income of
      $1,125, $695, and $154, respectively)........................  $          823,645   $          854,706   $           786,055
                                                                     ==================   ==================   ===================

See accompanying notes which are an integral part of the financial statements.

28 Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2001*       2000**       1999***
                                                                                        ---------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $   38.33   $    35.71   $     31.37
                                                                                        ---------   ----------   -----------
INCOME FROM OPERATIONS
   Net investment income (a)..........................................................        .07          .03           .02
   Net realized and unrealized gain (loss)............................................      (1.21)        3.32          5.99
                                                                                        ---------   ----------   -----------
      Total income from operations....................................................      (1.14)        3.35          6.01
                                                                                        ---------   ----------   -----------
DISTRIBUTIONS
   From net investment income.........................................................       (.07)        (.02)         (.01)
   From net realized gain.............................................................      (4.78)        (.71)        (1.66)
                                                                                        ---------   ----------   -----------
      Total distributions.............................................................      (4.85)        (.73)        (1.67)
                                                                                        ---------   ----------   -----------
NET ASSET VALUE, END OF PERIOD........................................................  $   32.34   $    38.33   $     35.71
                                                                                        =========   ==========   ===========
TOTAL RETURN (%)(b)...................................................................      (2.49)        9.49         19.55

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     36,838       35,498        33,525

   Ratios to average net assets (%)(c):
      Operating expenses..............................................................       1.10         1.13          1.17
      Net investment income...........................................................        .41          .10           .09

   Portfolio turnover rate (%)........................................................      54.06       137.51        111.89

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                               Equity II Fund 29

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                    2001*      2000**       1999        1998         1997        1996        1995
                                                  --------    --------    --------    ---------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  38.35    $  35.71    $  30.94    $   32.96    $  30.05    $  28.88    $  25.00
                                                  --------    --------    --------    ---------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a)....................       .10         .11         .10          .09         .11         .16         .27
   Net realized and unrealized gain (loss)......     (1.22)       3.33        6.68          .04        8.11        4.96        6.80
                                                  --------    --------    --------    ---------    --------    --------    --------
      Total income from operations..............     (1.12)       3.44        6.78          .13        8.22        5.12        7.07
                                                  --------    --------    --------    ---------    --------    --------    --------
DISTRIBUTIONS
   From net investment income...................      (.09)       (.09)       (.10)        (.10)       (.11)       (.16)       (.29)
   From net realized gain.......................     (4.78)       (.71)      (1.91)       (2.05)      (5.20)      (3.79)      (2.90)
                                                  --------    --------    --------    ---------    --------    --------    --------
      Total distributions.......................     (4.87)       (.80)      (2.01)       (2.15)      (5.31)      (3.95)      (3.19)
                                                  --------    --------    --------    ---------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD..................  $  32.36    $  38.35    $  35.71    $   30.94    $  32.96    $  30.05    $  28.88
                                                  ========    ========    ========    =========    ========    ========    ========
TOTAL RETURN (%)(b)(c)..........................     (2.41)       9.73       22.60          .70       28.66       18.51       28.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....   694,048     769,096     752,530      533,819     482,159     365,955     279,566

   Ratios to average net assets (%)(b)(d):
      Operating expenses........................       .89         .88         .92          .91         .92         .95         .83
      Net investment income.....................       .62         .35         .31          .29         .35         .52         .97

   Portfolio turnover rate (%)..................     54.06      137.51      111.89       128.87      103.00      120.78       89.31

*   For the six months ended April 30, 2 001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

30 Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2001*      2000**
                                                         ---------   ---------
 NET ASSET VALUE, BEGINNING OF PERIOD................... $   38.35   $   38.89
                                                         ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (a)...........................        .12         .11
   Net realized and unrealized gain (loss).............      (1.22)       (.55)
                                                         ---------   ---------
      Total income from operations.....................      (1.10)       (.44)
                                                         ---------   ---------

DISTRIBUTIONS
   From net investment income..........................       (.10)       (.10)
   From net realized gain..............................      (4.78)        .00
                                                         ---------   ---------
      Total distributions..............................      (4.88)       (.10)
                                                         ---------   ---------
NET ASSET VALUE, END OF PERIOD.........................  $   32.37   $   38.35
                                                         =========   =========

TOTAL RETURN (%)(b)....................................      (2.37)      (1.15)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)............     92,759      50,112

   Ratios to average net assets (%)(c):
      Operating expenses, net..........................        .77         .78
      Operating expenses, gross........................        .77         .83
      Net investment income............................        .75         .51

   Portfolio turnover rate (%).........................      54.06      137.51

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                               Equity II Fund 31

EQUITY III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
COMMON STOCKS - 93.1%
AUTO AND TRANSPORTATION - 1.6%
Airborne, Inc.                                               180               2
AMR Corp. (a)                                              1,080              41
ArvinMeritor, Inc.                                         1,685              26
AutoZone, Inc. (a)                                         4,180             131
Bandag, Inc.                                                 150               4
Burlington Northern Santa Fe Corp.                         6,240             183
Continental Airlines, Inc. Class B (a)                     5,800             298
Delta Air Lines, Inc.                                      2,580             114
Eaton Corp.                                                   30               2
Expeditors International of
   Washington, Inc.                                          180               9
FedEx Corp. (a)                                            2,190              92
Ford Motor Co.                                            13,077             386
General Motors Corp.                                       3,032             166
Hunt (JB) Transportation Services, Inc.                      790              14
Lear Corp. (a)                                               270              10
Ryder System, Inc.                                            90               2
Southwest Airlines Co.                                     6,880             125
Swift Transportation Co., Inc. (a)                            90               2
Trinity Industries, Inc.                                      90               2
TRW, Inc.                                                    330              13
Union Pacific Corp.                                          810              46
Visteon Corp.                                              1,413              23
                                                                          ------
                                                                           1,691
                                                                          ------

CONSUMER DISCRETIONARY - 9.2%
Alberto-Culver Co. Class B                                 7,000             285
Amazon.com, Inc. (a)                                         280               4
AOL Time Warner, Inc. (a)                                  8,390             424
Apollo Group, Inc. Class A (a)                               810              25
AT&T Corp. - Liberty Media Group
   Class A (a)                                            43,570             697
Avon Products, Inc.                                        6,800             288
Banta Corp.                                                  710              19
Best Buy Co. (a)                                             780              43
Brinker International, Inc. (a)                            5,540             159
Brunswick Corp.                                            1,390              28
Callaway Golf Co.                                            400              10
Catalina Marketing Corp. (a)                                 180               6
Cendant Corp. (a)                                          5,200              92
Circuit City Stores - Circuit City Group                     580               9
Clear Channel Communications, Inc. (a)                     1,552              87
Costco Wholesale Corp. (a)                                   730              25
Darden Restaurants, Inc.                                   9,390             256
Disney (Walt) Co.                                         28,730             869
Donnelley (R.R.) & Sons Co.                                4,320             120
Eastman Kodak Co.                                            630              27
EchoStar Communications Corp.
   Class A (a)                                               270               8
Energizer Holdings, Inc. (a)                               5,260             125
Federated Department Stores, Inc. (a)                      8,030             345
Flowers Foods, Inc. (a)                                       56               2
Gannett Co., Inc.                                          1,830             118
Harrah's Entertainment, Inc. (a)                           2,270              78
Hasbro, Inc.                                                 810              10
Home Depot, Inc. (The)                                     1,060              50
Insight Communications Co., Inc.
   Class A (a)                                            12,400             344
Kelly Services, Inc. Class A                                  90               2
Kimberly-Clark Corp.                                      18,950           1,126
Lancaster Colony Corp.                                       270               8
Limited, Inc. (The)                                          360               6
Liz Claiborne, Inc.                                        2,510             123
Lowe's Cos., Inc.                                          1,290              81
Mattel, Inc.                                               1,500              24
May Department Stores Co.                                 20,750             773
McDonald's Corp.                                          11,000             303
MGM Grand, Inc.                                            5,590             168
Neiman Marcus Group, Inc. (The)
   Class A (a)                                             3,400             111
New York Times Co. Class A                                   820              34
Newell Rubbermaid, Inc.                                      970              26
Office Depot, Inc. (a)                                     1,340              13
PanAmSat Corp. New (a)                                       270              10
Park Place Entertainment Corp. (a)                         1,090              12
Payless ShoeSource, Inc. (a)                                 630              40
Pittston Brink's Group                                       990              21
Reebok International, Ltd. (a)                               630              16
Robert Half International, Inc. (a)                           90               3
Ross Stores, Inc.                                             90               2
Sabre Holdings Corp.                                         900              45
Safeguard Scientifics, Inc. (a)                              760               4
Saks, Inc. (a)                                             1,560              19
Sears Roebuck & Co.                                       27,620           1,018
Staples, Inc. (a)                                            430               7
Starbucks Corp. (a)                                          960              19
Talbots, Inc.                                                180               8
Target Corp.                                               6,330             243
TJX Cos., Inc.                                               520              16
Toys "R" Us, Inc. (a)                                      5,490             136
Tribune Co.                                                1,180              50
UnitedGlobalCom, Inc. Class A (a)                            260               4
Univision Communications, Inc.
   Class A (a)                                                90               4
USA Networks, Inc. (a)                                       630              16
V.F. Corp.                                                   180               7
Viacom, Inc. Class B (a)                                  10,356             539
Wal-Mart Stores, Inc.                                        740              38
Wallace Computer Services, Inc.                            1,440              26
Wendy's International, Inc.                                7,350             186

32 Equity III Fund

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
Westwood One, Inc. (a)                                       630              17
Whirlpool Corp.                                            1,640              91
                                                                          ------
                                                                           9,948
                                                                          ------

CONSUMER STAPLES - 5.2%
Albertson's, Inc.                                          2,430              81
Anheuser-Busch Cos., Inc.                                  6,690             268
Campbell Soup Co.                                          2,670              81
Clorox Co. (The)                                           5,010             159
Coca-Cola Co. (The)                                        1,640              76
Coca-Cola Enterprises, Inc.                                   90               2
Colgate-Palmolive Co.                                      4,290             240
Coors (Adolph) Co. Class B                                   580              30
CVS Corp.                                                     80               5
General Mills, Inc.                                        3,600             142
Gillette Co. (The)                                           450              13
IBP, Inc.                                                    500               8
Interstate Bakeries Corp.                                  1,450              20
Kroger Co. (a)                                            20,440             462
McCormick & Co., Inc.                                      1,920              75
Pepsi Bottling Group, Inc. (The)                           7,100             284
PepsiCo, Inc.                                             21,990             963
Philip Morris Cos., Inc.                                  20,740           1,039
Procter & Gamble Co.                                       8,660             520
Quaker Oats Co. (The)                                        420              41
R.J. Reynolds Tobacco Holdings, Inc.                       4,770             279
Ralston-Purina Group                                       1,900              58
Safeway, Inc. (a)                                            360              20
Sara Lee Corp.                                             2,520              50
SuperValu, Inc.                                            1,180              16
SYSCO Corp.                                               16,900             475
Tyson Foods, Inc. Class A                                  2,870              40
UST, Inc.                                                    550              17
Walgreen Co.                                                 160               7
Winn-Dixie Stores, Inc.                                    3,650             115
Wrigley (Wm.), Jr. Co.                                     1,090              52
                                                                          ------
                                                                           5,638
                                                                          ------


FINANCIAL SERVICES - 32.2%
AFLAC, Inc.                                                2,490              79
Allstate Corp.                                            11,200             468
Ambac Financial Group, Inc.                                  720              39
American Express Co.                                       4,710             200
American General Corp.                                     2,640             115
American International Group, Inc.                        15,710           1,285
AmSouth Bancorp                                            3,220              55
AON Corp.                                                 21,350             710
Apartment Investment & Management
   Co. Class A (b)                                         1,820              81
Associated Banc-Corp.                                         90               3
BancWest Corp.                                            13,480             336
Bank of America Corp.                                     17,110             958
Bank of New York Co., Inc.                                21,680           1,088
Bank One Corp.                                             6,750             255
BB&T Corp.                                                 3,560             126
Bear Stearns Cos, Inc. (The)                                 280              14
Capital One Financial Corp.                                   90               6
Catellus Development Corp. (a)                               540               9
Charter One Financial, Inc.                                  275               8
Chubb Corp. (The)                                         12,200             814
CIGNA Corp.                                               15,460           1,650
Cincinnati Financial Corp.                                   930              36
CIT Group, Inc. Class A                                      810              30
Citigroup, Inc.                                           88,496           4,350
City National Corp.                                        5,400             209
Colonial BancGroup, Inc.                                     720               9
Comerica, Inc.                                             8,570             441
Commerce Bancorp, Inc.                                     1,200              83
Commerce Bancshares, Inc.                                     85               3
Compass Bancshares, Inc.                                     720              17
Conseco, Inc.                                              1,440              27
Countrywide Credit Industries, Inc.                        3,560             152
Crescent Real Estate Equities, Co. (b)                       770              18
Dime Bancorp, Inc.                                            90               3
Duke-Weeks Realty Corp. (b)                                2,350              54
E*TRADE Group, Inc. (a)                                      300               3
Edwards (A.G.), Inc.                                         990              40
Equity Office Properties Trust (b)                         3,213              92
Equity Residential Properties Trust (b)                      270              14
Erie Indemnity Co. Class A                                    90               3
Federal National Mortgage Association                     17,270           1,386
Federated Investors, Inc. Class B                            440              13
FelCor Lodging Trust, Inc. (b)                             1,170              26
Fifth Third Bancorp                                        2,074             111
FINOVA Group, Inc.                                           570               1
First Data Corp.                                          12,840             866
First Tennessee National Corp.                             4,480             146
First Union Corp.                                          7,360             221
FleetBoston Financial Corp.                               26,760           1,027
Franchise Finance Corp. of America (b)                     1,080              27
Franklin Resources, Inc.                                     540              24
Freddie Mac                                               16,950           1,115
Fulton Financial Corp.                                       494              10
General Growth Properties, Inc. (b)                          180               6
Golden West Financial Corp.                                4,890             287
Goldman Sachs Group, Inc.                                  1,120             102
Greenpoint Financial Corp.                                   740              27
Hartford Financial Services Group,
   Inc. (The)                                             19,910           1,236
Hibernia Corp. Class A                                     1,620              26
Household International, Inc.                             16,670           1,067
Investment Technology Group (a)                               60               3
J.P. Morgan Chase & Co.                                   12,570             603

                                                              Equity III Fund 33

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
Jefferson-Pilot Corp.                                      1,965              92
John Hancock Financial Services, Inc.                        570              21
KeyCorp                                                    4,960             115
Lehman Brothers Holdings, Inc.                             3,120             227
Liberty Property Trust (b)                                    90               3
Lincoln National Corp.                                     1,190              55
Loews Corp.                                               14,380             969
M&T Bank Corp.                                             9,200             658
Marsh & McLennan Cos., Inc.                                  930              90
Marshall & Ilsley Corp.                                       90               5
MBIA, Inc.                                                   375              18
MBNA Corp.                                                10,060             359
Mellon Financial Corp.                                    18,900             774
Mercantile Bankshares Corp.                               12,200             458
Merrill Lynch & Co., Inc.                                  9,000             555
MetLife, Inc.                                             18,500             537
MGIC Investment Corp.                                        840              55
Morgan Stanley Dean Witter & Co.                          21,370           1,342
National City Corp.                                        5,720             156
National Commerce Bancorp                                    930              23
New Dun & Bradstreet Corp. (The) (a)                          90               2
North Fork Bancorp, Inc.                                      90               2
Northern Trust Corp.                                       8,760             570
Old Republic International Corp.                           2,650              77
PMI Group, Inc. (The)                                        330              21
PNC Bank Corp.                                            15,060             980
Popular, Inc.                                                360              11
Progressive Corp.                                            270              32
Providian Financial Corp.                                 14,190             756
Radian Group, Inc.                                            70               5
Regions Financial Corp.                                    1,600              49
Reinsurance Group Of America                                 180               6
SEI Investments Co.                                          270              11
Simon Property Group, Inc. (b)                             1,530              40
SouthTrust Corp.                                           1,840              87
Spieker Properties, Inc. (b)                                  90               5
St. Paul Cos., Inc.                                        1,000              45
Starwood Hotels & Resorts
   Worldwide, Inc. (b)                                     1,160              42
State Street Corp.                                           260              27
SunTrust Banks, Inc.                                       8,970             570
Synovus Financial Corp.                                    6,700             193
TCF Financial Corp.                                          720              27
TD Waterhouse Group, Inc. (a)                                260               3
Torchmark Corp.                                              540              20
U.S. Bancorp                                              14,324             303
Union Planters Corp.                                       4,300             163
UnionBanCal Corp.                                          1,730              53
UnumProvident Corp.                                        2,030              61
USA Education, Inc.                                        9,790             696
Valley National Bancorp                                    4,500             130
Wachovia Corp.                                               970              59
Washington Mutual, Inc.                                    7,840             391
Wells Fargo & Co.                                         17,681             830
                                                                          ------
                                                                          34,992
                                                                          ------

HEALTH CARE - 7.2%
Abbott Laboratories                                        6,780             314
Allergan, Inc.                                               320              24
ALZA Corp. (a)                                             1,800              82
American Home Products Corp.                               1,520              88
Bard (C.R.), Inc.                                             60               3
Baxter International, Inc.                                 3,340             304
Becton, Dickinson & Co.                                    2,650              86
Biogen, Inc. (a)                                          12,200             789
Boston Scientific Corp. (a)                               41,030             652
Bristol-Myers Squibb Co.                                   6,100             342
Chiron Corp. (a)                                             260              12
DENTSPLY International, Inc.                                 360              14
First Health Group Corp. (a)                                 960              50
Genentech, Inc. (a)                                           90               5
Genzyme Corp. (a)                                            330              36
Gilead Sciences, Inc. (a)                                     70               3
HCA-The Healthcare Co.                                    16,500             639
Health Net, Inc. (a)                                         720              16
HEALTHSOUTH Corp. (a)                                      3,500              49
Humana, Inc. (a)                                             990              10
ICOS Corp. (a)                                                90               5
Immunex Corp. (a)                                             90               1
Johnson & Johnson                                         19,170           1,850
Lilly (Eli) & Co.                                            350              30
Merck & Co., Inc.                                         14,050           1,067
Oxford Health Plans, Inc. (a)                                300               9
PacifiCare Health Systems, Inc. (a)                          320              11
Perrigo Co. (a)                                              950              11
Pfizer, Inc.                                               1,750              76
Pharmacia Corp.                                            3,598             188
St. Jude Medical, Inc. (a)                                   160               9
Steris Corp. (a)                                           2,290              42
Stryker Corp.                                                220              13
Tenet Healthcare Corp.                                     6,370             284
Trigon Healthcare, Inc. (a)                                   50               3
UnitedHealth Group, Inc.                                   8,390             549
Universal Health Services, Inc.
   Class B (a)                                               310              28
WebMD Corp. (a)                                              400               3
Wellpoint Health Networks, Inc. (a)                        1,110             109
                                                                          ------
                                                                           7,806
                                                                          ------

34  Equity III Fund

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
INTEGRATED OILS - 8.2%
Amerada Hess Corp.                                         5,350             468
Burlington Resources, Inc.                                 1,370              65
Chevron Corp.                                             12,810           1,237
Conoco, Inc. Class B                                       4,450             135
El Paso Corp.                                              9,623             662
Exxon Mobil Corp.                                         39,980           3,542
Helmerich & Payne, Inc.                                      680              35
Murphy Oil Corp.                                             930              76
Occidental Petroleum Corp.                                20,530             618
Phillips Petroleum Co.                                    23,560           1,405
Sunoco, Inc.                                                 260              10
Texaco, Inc.                                               5,120             370
Unocal Corp.                                               1,080              42
USX-Marathon Group                                         6,270             200
                                                                          ------
                                                                           8,865
                                                                          ------

MATERIALS AND PROCESSING - 5.6%
Air Products & Chemicals, Inc.                             1,650              71
AK Steel Holding Corp.                                        80               1
Albemarle Corp.                                            1,420              33
Alcoa, Inc.                                                5,200             215
Allegheny Technologies, Inc.                                  90               2
American Standard Cos., Inc. (a)                           1,380              83
Archer-Daniels-Midland Co.                                 3,850              46
Ashland, Inc.                                              6,200             267
Avery Dennison Corp.                                          40               2
Barrick Gold Corp.                                           830              14
Bowater, Inc.                                              2,520             122
Centex Corp.                                               7,710             333
Crown Cork & Seal Co., Inc.                                2,580              11
Dow Chemical Co.                                          16,100             539
E.I. du Pont de Nemours & Co.                              5,800             262
Eastman Chemical Co.                                       6,100             325
Ecolab, Inc.                                                 450              17
Engelhard Corp.                                            8,500             219
Fluor Corp. New                                              270              14
FMC Corp. (a)                                              4,000             287
Freeport-McMoRan Copper & Gold,
   Inc. Class B (a)                                          200               3
Georgia-Pacific Corp. (Timber Group)                         270               8
Georgia-Pacific Group                                      1,390              45
Harsco Corp.                                                 520              15
Illinois Tool Works, Inc.                                    270              17
IMC Global, Inc.                                             130               2
International Flavors & Fragrances, Inc.                   2,710              67
International Paper Co.                                   13,735             538
Lafarge Corp.                                                450              15
Longview Fibre Co.                                           450               6
Louisiana Pacific Corp.                                      990              12
Lyondell Petrochemical Co.                                12,300             193
Masco Corp.                                                  800              18
Minnesota Mining & Manufacturing Co.                       3,400             405
Nucor Corp.                                                1,210              61
Owens-Illinois, Inc. (a)                                   1,070               8
Placer Dome, Inc.                                            990              10
PPG Industries, Inc.                                         860              46
Praxair, Inc.                                              1,470              70
Sherwin-Williams Co.                                         510              11
Sigma Aldrich Corp.                                        1,390              64
Smurfit-Stone Container Corp. (a)                            450               7
Sonoco Products Co.                                          460              10
Timken Co.                                                 1,420              24
Tyco International, Ltd.                                  16,563             884
US Industries, Inc.                                          290               1
USX-U.S. Steel Group                                          90               2
Vulcan Materials Co.                                         400              18
Westvaco Corp.                                             1,620              43
Weyerhaeuser Co.                                          10,090             570
Willamette Industries, Inc.                                1,260              61
                                                                          ------
                                                                           6,097
                                                                          ------

OTHER ENERGY - 1.9%
Anadarko Petroleum Corp.                                     675              44
Apache Corp.                                               2,610             167
Baker Hughes, Inc.                                         2,390              94
BJ Services Co. (a)                                          230              19
Constellation Energy Group                                   350              17
ENSCO International, Inc.                                    920              36
Flowserve Corp. (a)                                          400              11
Halliburton Co.                                              740              32
Kerr-McGee Corp.                                           4,920             353
Nabors Industries, Inc. (a)                                  170              10
Noble Drilling Corp. (a)                                   1,130              55
Ocean Energy, Inc.                                           110               2
Sempra Energy                                              8,020             222
Smith International, Inc. (a)                                100               8
Tidewater, Inc.                                            7,630             358
Tosco Corp.                                                  860              40
TXU Corp.                                                  3,850             168
Ultramar Diamond Shamrock Corp.                            9,710             437
                                                                          ------
                                                                           2,073
                                                                          ------

PRODUCER DURABLES - 6.9%
Boeing Co. (The)                                          25,380           1,568
Caterpillar, Inc.                                          3,650             183
Clayton Homes, Inc.                                          180               3
Crane Co.                                                    810              23
Danaher Corp.                                                700              39
Deere & Co.                                                5,680             233
Emerson Electric Co.                                       2,330             155
General Dynamics Corp.                                     6,400             493

                                                              Equity III Fund 35

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------          ------
General Electric Co.                                       9,780             475
Honeywell International, Inc.                              4,260             208
ITT Industries, Inc.                                       1,690              74
Johnson Controls, Inc.                                     1,380             100
Kennametal, Inc.                                           1,260              41
Lennar Corp.                                               6,120             268
Lexmark International Group, Inc.
   Class A (a)                                               340              21
Lockheed Martin Corp.                                     18,610             654
Northrop Grumman Corp.                                       400              36
Pall Corp.                                                   230               5
Parker-Hannifin Corp.                                        480              22
Pitney Bowes, Inc.                                         1,760              67
Raytheon Co. Class B                                      22,800             673
Republic Services, Inc. (a)                                1,480              27
Rockwell International Corp.                              12,870             580
Solectron Corp. (a)                                          820              21
SPX Corp. (a)                                                160              18
Stewart & Stevenson Services, Inc.                           140               3
Thermo Electron Corp. (a)                                  5,400             143
United Technologies Corp.                                  9,430             737
Waste Management, Inc.                                    27,780             679
Xerox Corp.                                                  350               3
                                                                          ------
                                                                           7,552
                                                                          ------

TECHNOLOGY - 4.0%
3Com Corp. (a)                                             1,230               8
Adaptec, Inc. (a)                                          1,850              21
Advanced Micro Devices, Inc. (a)                             920              29
Affiliated Computer Services, Inc.
   Class A (a)                                             1,700             122
Agilent Technologies, Inc. (a)                               340              13
Apple Computer, Inc. (a)                                     890              23
At Home Corp. Series A (a)                                   570               2
Atmel Corp. (a)                                              920              13
Autodesk, Inc.                                               150               5
Avaya, Inc. (a)                                              540               8
AVX Corp.                                                  1,480              27
BMC Software, Inc. (a)                                       120               3
Cabletron Systems, Inc. (a)                                  240               4
Cadence Design Systems, Inc. (a)                           1,240              26
Comdisco, Inc.                                               620               2
COMPAQ Computer Corp.                                     32,790             574
Computer Sciences Corp. (a)                                  360              13
Corning, Inc.                                              1,140              25
Cypress Semiconductor Corp. (a)                               90               2
Dell Computer Corp. (a)                                    1,420              37
DST Systems, Inc. (a)                                        910              45
EarthLink, Inc. (a)                                          250               3
Electronic Data Systems Corp.                             15,760           1,017
Emulex Corp. (a)                                              60               2
Galileo International, Inc.                                2,760              67
General Motors Corp. Class H (a)                           7,504             159
GTECH Holdings Corp. (a)                                   1,920              63
Harris Corp.                                               4,300             124
Hewlett-Packard Co.                                        5,630             160
IMS Health, Inc.                                           1,480              41
Ingram Micro, Inc. Class A (a)                             5,900              85
Integrated Device Technology, Inc. (a)                       180               7
International Business Machines Corp.                      5,490             632
Internet Capital Group, Inc. (a)                           1,040               2
Intuit, Inc. (a)                                             550              18
Juniper Networks, Inc. (a)                                   100               6
Keane, Inc. (a)                                              630              11
KEMET Corp. (a)                                            1,350              28
Linear Technology Corp.                                      150               7
Maxim Integrated Products, Inc. (a)                          465              24
Metromedia Fiber Network, Inc.
   Class A (a)                                               760               4
Microchip Technology, Inc. (a)                               720              21
Micromuse, Inc. (a)                                          180               9
Motorola, Inc.                                               630              10
Network Appliance, Inc. (a)                                  720              16
New Focus, Inc. New (a)                                      180               2
Nortel Networks Corp.                                      3,940              60
Oracle Corp. (a)                                             970              16
PerkinElmer, Inc.                                          1,000              67
Quantum Corp. - DLT &
   Storage Systems (a)                                     1,890              22
Storage Technology Corp. (a)                               1,220              16
Sun Microsystems, Inc. (a)                                 1,280              22
SunGard Data Systems (a)                                     810              45
Sybase, Inc. (a)                                           8,150             128
Symantec Corp. (a)                                           420              27
Synopsys, Inc. (a)                                           130               7
Tech Data Corp. (a)                                        7,800             272
Total Systems Services, Inc.                                 850              24
UTStarcom, Inc. New (a)                                      250               6
Veritas Software Corp. (a)                                   901              54
Vishay Intertechnology, Inc. (a)                             920              22
Williams Communications Group,
   Inc. New (a)                                            9,054              41
                                                                          ------
                                                                           4,349
                                                                          ------

36 Equity III Fund

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------         -------
UTILITIES - 11.1%
ADC Telecommunications, Inc. (a)                              90               1
Adelphia Communications Corp.
   Class A (a)                                               190               7
Allegheny Energy, Inc.                                     1,120              57
Alltel Corp.                                               2,160             118
Ameren Corp.                                                 820              34
American Electric Power Co., Inc.                          5,840             288
AT&T Corp.                                                22,304             497
AT&T Wireless Group New (a)                                  540              11
BellSouth Corp.                                           28,820           1,209
Cablevision Systems Corp. Class A (a)                        510              35
Centennial Cellular Corp. Class A (a)                        380               6
CenturyTel, Inc.                                             580              16
Charter Communications
   Holdings, Inc. (a)                                     16,000             343
Cinergy Corp.                                                130               5
Comcast Corp. Special Class A (a)                          5,930             260
Consolidated Edison, Inc.                                    450              17
Cox Communications, Inc. Class A (a)                       1,080              49
Crown Castle International Corp. (a)                         140               3
Dominion Resources, Inc.                                   1,610             110
DTE Energy Co.                                             1,110              47
Edison International                                       7,310              72
Energy East Corp.                                             90               2
Enron Corp.                                                  890              56
Entergy Corp.                                                920              37
Exelon Corp.                                               8,590             593
FirstEnergy Corp.                                          7,950             241
FPL Group, Inc.                                            1,810             108
Idacorp, Inc.                                              5,600             216
KeySpan Corp.                                              2,170              86
Level 3 Communications, Inc. (a)                           1,080              15
MasTec, Inc. (a)                                             190               3
MCN Energy Group, Inc.                                       540              14
Mediacom Communications Corp.
   Class A (a)                                             4,900              99
Mirant Corp. New (a)                                         938              38
Northeast Utilities                                          540              10
NTL, Inc. (a)                                              1,580              46
OGE Energy Corp.                                              90               2
PG&E Corp.                                                 2,300              21
Pinnacle West Capital Corp.                                2,050             103
PPL Corp.                                                  8,440             464
Progress Energy, Inc.                                        230              10
Public Service Enterprise Group, Inc.                      3,540             164
Quanta Services, Inc. (a)                                    270               7
Questar Corp.                                                910              29
Qwest Communications
   International, Inc. (a)                                21,906             896
Reliant Energy, Inc.                                       3,380             167
SBC Communications, Inc.                                  41,270           1,702
Southern Co.                                               2,200              51
Sprint Corp. (Fon Group)                                   6,390             137
Telephone & Data Systems, Inc.                               610              64
Verizon Communications, Inc.                              49,138           2,706
Viacom, Inc. Class A (a)                                     190              10
West Corp. (a)                                             3,780              95
Western Resources, Inc.                                      630              16
Williams Cos. (The)                                       11,010             465
WorldCom, Inc. (a)                                         9,810             179
Xcel Energy, Inc.                                          1,040              33
                                                                         -------
                                                                          12,070
                                                                         -------

TOTAL COMMON STOCKS
(cost $88,844)                                                           101,081
                                                                         -------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                           $
                                                        ---------
SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                       3,940           3,940
United States Treasury Bills (c)(d)(e)
   4.805% due 06/21/2001                                   1,750           1,739
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,679)                                                              5,679
                                                                         -------

TOTAL INVESTMENTS - 98.3%
(identified cost $94,523)                                                106,760

OTHER ASSETS AND LIABILITIES,
NET - 1.7%                                                                 1,842
                                                                         -------

NET ASSETS - 100.0%                                                      108,602
                                                                         =======

(a) Nonincome-producing security.
(b) Real Estate investment Trust (REIT).
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 37

EQUITY III FUND

                                                      April 30, 2001 (Unaudited)

                                                                    UNREALIZED
                                                 NUMBER            APPRECIATION
                                                   OF             (DEPRECIATION)
FUTURES CONTRACTS                               CONTRACTS             (000)
                                                ---------         --------------
S&P Barra Value Index
   expiration date 06/01                               25         $          103

S&P 500 Index
   expiration date 06/01                               11                     71
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                            $          174
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

38 Equity III Fund

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $94,523).........................................      $  106,760
Receivables:
   Dividends............................................................................             118
   Investments sold.....................................................................           2,700
   Fund shares sold.....................................................................              65
Prepaid expenses........................................................................               2
Short-term investments held as collateral for securities loaned, at market..............             749
                                                                                              ----------
      Total assets......................................................................         110,394

LIABILITIES
Payables:
   Investments purchased.......................................................  $   834
   Fund shares redeemed........................................................       44
   Accrued fees to affiliates..................................................       91
   Other accrued expenses......................................................       35
   Daily variation margin on futures contracts.................................       39
Payable upon return of securities loaned, at market............................      749
                                                                                 -------

      Total liabilities.................................................................          1,792
                                                                                             ----------

NET ASSETS..............................................................................     $  108,602
                                                                                             ==========

NET ASSETS CONSIST OF:
Undistributed net investment income.....................................................     $      108
Accumulated net realized gain (loss)....................................................         (1,477)
Unrealized appreciation (depreciation) on:
   Investments..........................................................................         12,237
   Futures contracts....................................................................            174
Shares of beneficial interest...........................................................             42
Additional paid-in capital..............................................................         97,518
                                                                                             ----------

NET ASSETS..............................................................................     $  108,602
                                                                                             ==========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($5,913,522 divided by 230,819 shares of $.01 par value
      shares of beneficial interest outstanding)........................................     $    25.62
                                                                                             ==========
   Class I ($102,688,919 divided by 4,006,415 shares of $.01 par value
      shares of beneficial interest outstanding)........................................     $   25.63
                                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 39

EQUITY III FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends.........................................................  $ 1,067
   Dividends from Money Market Fund..................................      191
   Interest..........................................................       44
                                                                       -------
      Total investment income........................................    1,302

EXPENSES
   Advisory fees.........................................  $      341
   Administrative fees...................................          31
   Custodian fees........................................          99
   Transfer agent fees...................................          26
   Professional fees.....................................          17
   Registration fees.....................................          20
   Shareholder servicing fees - Class E..................           7
   Trustees' fees........................................           6
   Miscellaneous.........................................          21
                                                            ---------
      Total expenses.................................................      568
                                                                       -------
Net investment income................................................      734
                                                                       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments...........................................       4,313
   Futures contracts.....................................        (875)   3,438
                                                            ---------
Net change in unrealized appreciation (depreciation) on:
   Investments...........................................      (7,768)
   Futures contracts.....................................          81   (7,687)
                                                            ---------  -------
Net realized and unrealized gain (loss)..............................   (4,249)
                                                                       -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................  $(3,515)
                                                                       =======

See accompanying notes which are an integral part of the financial statements.

40 Equity III Fund

EQUITY III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                             (UNAUDITED)      OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                          -----------------   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income................................................  $            734     $         1,490    $           2,758
   Net realized gain (loss).............................................             3,438              (8,984)              15,703
   Net change in unrealized appreciation (depreciation).................            (7,687)              7,475              (18,309)
                                                                          -----------------   ----------------    -----------------
      Net increase (decrease) in net assets from
          operations....................................................            (3,515)                (19)                 152
                                                                          -----------------   ----------------    -----------------
DISTRIBUTIONS
   From net investment income
      Class E...........................................................               (25)                (58)                 (52)
      Class I...........................................................              (645)             (1,388)              (2,693)
   From net realized gain
      Class E...........................................................                --                  --                 (545)
      Class I...........................................................                --                  --              (16,024)
                                                                          -----------------   ----------------    -----------------
          Net decrease in net assets from distributions.................               (670)            (1,446)             (19,314)
                                                                          -----------------   ----------------    -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from
      share transactions................................................            (22,945)           (39,091)             (15,041)
                                                                          -----------------   ----------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.............................            (27,130)           (40,556)             (34,203)

NET ASSETS
Beginning of period.....................................................            135,732            176,288              210,491
                                                                          -----------------   ----------------    -----------------
End of period (including undistributed net investment
   income of $108 at April 30, 2001 and $44 at
   October 31, 2000)....................................................  $         108,602   $        135,732    $         176,288
                                                                          =================   ================    =================


  See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 41

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    2001*               2000**            1999***
                                                                                 ----------          ----------         ----------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................  $    26.32          $    26.18         $    30.27
                                                                                 ----------          ----------         ----------
INCOME FROM OPERATIONS
   Net investment income (a)..................................................          .12                 .20                .21
   Net realized and unrealized gain (loss)....................................         (.71)                .15              (2.12)
                                                                                 ----------          ----------         ----------
      Total income from operations............................................         (.59)                .35              (1.91)
                                                                                 ----------          ----------         ----------
DISTRIBUTIONS
   From net investment income................................................          (.11)               (.21)              (.25)
   From net realized gain....................................................            --                  --              (1.93)
                                                                                 ----------          ----------         ----------
      Total distributions....................................................          (.11)               (.21)             (2.18)
                                                                                 ----------          ----------         ----------
NET ASSET VALUE, END OF PERIOD...............................................    $    25.62          $    26.32         $    26.18
                                                                                 ==========          ==========         ==========
TOTAL RETURN (%)(b)..........................................................         (2.25)               1.40              (6.13)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..................................         5,913               6,327              7,927

   Ratios to Average Net Assets (%)(C):
      Operating expenses.....................................................          1.14                1.17               1.03
      Net investment income..................................................           .94                 .97               1.25

 Portfolio turnover rate (%).................................................         63.31              108.39             146.28


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

42 Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                       -----------------------------------------------------------
                                                2001*       2000**       1999        1998         1997         1996         1995
                                              --------    --------     --------    --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $  26.33    $  26.18     $  29.12    $  29.80     $  29.68     $  29.11     $  24.18
                                              --------    --------     --------    --------     --------     --------     --------
INCOME FROM OPERATIONS
   Net investment income (a)...............        .15         .25          .40         .47          .60          .70          .82
   Net realized and unrealized gain (loss)        (.71)        .15         (.41)       2.75         8.69         5.10         7.73
                                              --------    --------     --------    --------     --------     --------     --------
      Total income from operations.........       (.56)        .40         (.01)       3.22         9.29         5.80         8.55
                                              --------    --------     --------    --------     --------     --------     --------
DISTRIBUTIONS
   From net investment income..............       (.14)       (.25)        (.40)       (.47)        (.61)        (.71)        (.83)
   From net realized gain..................         --          --        (2.53)      (3.43)       (8.56)       (4.52)       (2.79)
                                              --------    --------     --------    --------     --------     --------     --------
      Total distributions..................       (.14)       (.25)       (2.93)      (3.90)       (9.17)       (5.23)       (3.62)
                                              --------    --------     --------    --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.............   $  25.63    $  26.33     $  26.18    $  29.12     $  29.80     $  29.68     $  29.11
                                              ========    ========     ========    ========     ========     ========     ========
TOTAL RETURN (%)(b)(c).....................      (2.11)       1.59          .25       11.53        33.13        20.90        35.96

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
      (in thousands).......................    102,689     129,405      168,361     210,491      242,112      221,778      222,541
   Ratios to average net assets (%)(b)(d):
      Operating expenses...................        .90         .92          .79         .74          .78          .79          .65
      Net investment income................       1.18        1.22         1.39        1.54         1.77         2.23         2.90

   Portfolio turnover rate (%).............      63.31      108.39       146.28      135.53       128.86       100.78       103.40

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                              Equity III Fund 43

EQUITY Q FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER             VALUE
                                                          OF               (000)
                                                        SHARES               $
                                                       -------           -------
COMMON STOCKS - 95.8%
AUTO AND TRANSPORTATION - 2.1%
ArvinMeritor, Inc.                                       21,520              331
AutoNation, Inc. (a)                                     16,300              177
AutoZone, Inc. (a)                                       91,680            2,873
Burlington Northern Santa Fe Corp.                      100,950            2,968
C.H. Robinson Worldwide, Inc.                             9,300              252
Delphi Automotive Systems Corp.                         120,500            1,795
Delta Air Lines, Inc.                                    34,020            1,498
Eaton Corp.                                              13,800            1,016
Expeditors International of
   Washington, Inc.                                       2,490              125
FedEx Corp. (a)                                          17,400              732
Ford Motor Co.                                          140,982            4,156
GATX Corp.                                                3,800              151
General Motors Corp.                                     81,810            4,484
Genuine Parts Co.                                        17,500              473
Harley-Davidson, Inc.                                    74,900            3,452
Kansas City Southern Industries, Inc. (a)                13,300              170
Newport News Shipbuilding, Inc.                           6,900              446
Southwest Airlines Co.                                  136,250            2,481
TRW, Inc.                                                33,200            1,277
UAL Corp.                                                 1,580               56
Union Pacific Corp.                                         200               11
Visteon Corp.                                            11,892              197
                                                                          ------
                                                                          29,121
                                                                          ------

CONSUMER DISCRETIONARY - 10.6%
Abercrombie & Fitch Co. Class A (a)                      15,500              516
Amazon.com, Inc. (a)                                     69,500            1,097
American Eagle Outfitters, Inc. (a)                       4,700              175
AOL Time Warner, Inc. (a)                               491,911           24,842
Apollo Group, Inc. Class A (a)                           74,900            2,329
AT&T Corp. - Liberty Media Group
   Class A (a)                                          446,400            7,142
Banta Corp.                                              10,800              282
Best Buy Co. (a)                                         66,450            3,658
BHC Communications, Inc. Class A                            210               28
Brinker International, Inc. (a)                          38,245            1,098
Callaway Golf Co.                                        29,780              722
Career Education Corp. (a)                                4,500              227
Cendant Corp. (a)                                       161,120            2,858
Cheesecake Factory, Inc. (The) (a)                        5,250              200
Circuit City Stores - Circuit
   City Group                                            56,100              844
Costco Wholesale Corp. (a)                                4,900              171
Darden Restaurants, Inc.                                162,660            4,442
Disney (Walt) Co.                                       347,393           10,509
Donnelley (R.R.) & Sons Co.                              71,390            1,987
Eastman Kodak Co.                                        57,700            2,510
Education Management Corp. (a)                            4,900              153
Energizer Holdings, Inc. (a)                             17,490              417
Estee Lauder Cos., Class A                               25,600            1,018
Federated Department Stores, Inc. (a)                    83,230            3,577
Fox Entertainment Group, Inc.
   Class A (a)                                           15,900              365
Gannett Co., Inc.                                        26,401            1,704
Gemstar-TV Guide International, Inc. (a)                 51,300            2,130
Hasbro, Inc.                                             26,600              326
Hilton Hotels Corp.                                      58,600              648
Home Depot, Inc. (The)                                  203,810            9,599
Jones Apparel Group, Inc. (a)                            17,300              688
Kimberly-Clark Corp.                                     43,520            2,585
Kmart Corp. (a)                                          37,500              375
Kohl's Corp. (a)                                         96,200            5,874
Limited, Inc. (The)                                      12,200              206
Lowe's Cos., Inc.                                        15,700              989
Marriott International, Inc. Class A                     24,800            1,138
Mattel, Inc.                                             20,300              328
May Department Stores Co.                               168,640            6,282
McDonald's Corp.                                         44,300            1,218
Men's Wearhouse, Inc. (The) (a)                          10,500              267
Metro-Goldwyn-Mayer, Inc. (a)                             1,170               24
New York Times Co. Class A                                4,300              176
NIKE, Inc. Class B                                        4,600              192
Omnicom Group, Inc.                                      23,170            2,035
Payless ShoeSource, Inc. (a)                             24,250            1,546
Priceline.com, Inc. (a)                                     880                4
Reebok International, Ltd. (a)                              280                7
Ruby Tuesday, Inc.                                       10,100              192
Russell Corp.                                             1,930               37
Sabre Holdings Corp.                                     56,810            2,833
Safeguard Scientifics, Inc. (a)                           3,600               18
Sears Roebuck & Co.                                     196,274            7,233
Starbucks Corp. (a)                                      10,000              194
Starwood Hotels & Resorts
   Worldwide, Inc.                                       67,100            2,422
Talbots, Inc.                                             1,360               57
Target Corp.                                             72,710            2,796
Ticketmaster Class B (a)                                  2,100               29
TJX Cos., Inc.                                           54,800            1,717
TMP Worldwide, Inc. (a)                                  12,300              593
Tupperware Corp.                                         16,910              372
Univision Communications, Inc.
   Class A (a)                                            1,020               45
USA Networks, Inc. (a)                                   51,800            1,298
Viacom, Inc. Class B (a)                                100,034            5,208
Wal-Mart Stores, Inc.                                   274,723           14,214
Wallace Computer Services, Inc.                           4,860               87
Whirlpool Corp.                                          21,180            1,181
                                                                         -------
                                                                         150,034
                                                                         -------

 44 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER             VALUE
                                                          OF               (000)
                                                        SHARES               $
                                                       -------           -------
CONSUMER STAPLES - 5.7%
Albertson's, Inc.                                        66,260            2,213
Anheuser-Busch Cos., Inc.                                70,260            2,810
Church and Dwight Co., Inc.                               1,860               45
Coca-Cola Co. (The)                                      74,900            3,460
Colgate-Palmolive Co.                                    46,050            2,572
ConAgra, Inc.                                            46,856              975
Coors (Adolph) Co. Class B                               10,700              556
CVS Corp.                                                10,700              631
General Mills, Inc.                                       4,700              185
Gillette Co. (The)                                       52,500            1,489
Heinz (H.J.) Co.                                         19,200              752
IBP, Inc.                                                 2,950               47
International Flavors & Fragrances, Inc.                 66,310            1,639
Interstate Bakeries Corp.                                19,400              272
Kellogg Co.                                               4,300              110
Kroger Co. (a)                                           56,600            1,279
Pepsi Bottling Group, Inc. (The)                         58,960            2,360
PepsiCo, Inc.                                           257,460           11,279
Philip Morris Cos., Inc.                                332,479           16,661
Procter & Gamble Co.                                    181,290           10,886
Quaker Oats Co. (The)                                    18,470            1,792
R.J. Reynolds Tobacco Holdings, Inc.                     46,220            2,707
Ralston-Purina Group                                      2,210               67
Safeway, Inc. (a)                                        38,700            2,101
Sara Lee Corp.                                            4,257               85
Smithfield Foods, Inc. (a)                                5,600              192
SuperValu, Inc.                                          31,400              429
SYSCO Corp.                                             160,750            4,520
Tyson Foods, Inc. Class A                                   290                4
Unilever                                                 17,630              989
Universal Corp.                                             930               36
UST, Inc.                                                33,980            1,023
Walgreen Co.                                            103,400            4,423
Winn-Dixie Stores, Inc.                                  73,590            2,323
                                                                         -------
                                                                          80,912
                                                                         -------
FINANCIAL SERVICES - 17.8%
Allstate Corp.                                          129,960            5,426
Ambac Financial Group, Inc.                              22,500            1,211
American Express Co.                                     38,300            1,625
American General Corp.                                   57,400            2,503
American International Group, Inc.                      249,835           20,437
American National Insurance Co.                             410               30
AmeriCredit Corp. (a)                                    43,130            2,000
AmSouth Bancorp                                          91,775            1,574
Apartment Investment & Management
   Co. Class A (b)                                       21,120              942
Astoria Financial Corp.                                   5,000              289
Bank of America Corp.                                   258,235           14,461
Bank of New York Co., Inc.                               58,300            2,927
Bank One Corp.                                           97,300            3,675
BB&T Corp.                                               64,040            2,268
Capital One Financial Corp.                              42,800            2,690
CIGNA Corp.                                              23,680            2,527
CIT Group, Inc.                                          30,600            1,123
Citigroup, Inc.                                         824,477           40,523
CNA Financial Corp. (a)                                  44,300            1,564
Comerica, Inc.                                           51,410            2,644
Commerce Bancorp, Inc.                                   10,100              697
Concord EFS, Inc. (a)                                     4,460              208
Conseco, Inc.                                            97,500            1,855
Countrywide Credit Industries, Inc.                      80,910            3,452
Dime Bancorp, Inc.                                        1,200               40
E*TRADE Group, Inc. (a)                                  55,300              520
Eaton Vance Corp.                                         8,900              287
Edwards (A.G.), Inc.                                      5,500              224
Equity Office Properties Trust (b)                       10,720              306
Federal National Mortgage Association                   131,530           10,557
Federated Investors, Inc. Class B                        16,050              468
FelCor Lodging Trust, Inc. (b)                            7,900              174
Fidelity National Financial, Inc.                         6,300              147
Fifth Third Bancorp                                      18,600            1,000
First American Financial Corp.                           17,400              347
First Data Corp.                                         33,900            2,286
First Union Corp.                                        61,890            1,855
FleetBoston Financial Corp.                             126,356            4,848
Freddie Mac                                             113,864            7,492
Golden State Bancorp, Inc.                                9,800              292
Golden West Financial Corp.                              10,700              628
Goldman Sachs Group, Inc.                                53,200            4,847
Greater Bay Bancorp                                      10,800              295
Greenpoint Financial Corp.                               11,000              405
Hartford Financial Service
   Group, Inc. (The)                                      5,500              342
Heller Financial, Inc. Class A                            8,400              268
Hibernia Corp. Class A                                   14,500              237
Household International, Inc.                            21,480            1,375
IndyMac Bancorp, Inc. (a)                                 5,800              133
Investment Technology Group (a)                             680               33
Investors Financial Services Corp.                       10,800              773
iStar Financial, Inc.                                     5,000              125
J.P. Morgan Chase & Co.                                 197,046            9,454
KeyCorp                                                  58,587            1,358
Lehman Brothers Holdings, Inc.                           48,600            3,536
Lincoln National Corp.                                   17,600              812
Loews Corp.                                              49,840            3,360
M&T Bank Corp.                                           14,700            1,052
Marsh & McLennan Cos., Inc.                              24,500            2,363
MBIA, Inc.                                               19,350              926
MBNA Corp.                                              122,573            4,370
MeriStar Hospitality Corp. (b)                            8,400              169

                                                                Equity Q Fund 45

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                      NUMBER            VALUE
                                                        OF              (000)
                                                      SHARES              $
                                                   ------------      -----------
Merrill Lynch & Co., Inc.                                90,220            5,567
MONY Group, Inc. (The)                                      900               32
Morgan Stanley Dean Witter & Co.                        174,356           10,948
National City Corp.                                      52,150            1,419
Paychex, Inc.                                            40,250            1,391
PMI Group, Inc. (The)                                    19,300            1,241
PNC Bank Corp.                                           67,760            4,409
Protective Life Corp.                                    19,200              574
Providian Financial Corp.                               128,994            6,875
Radian Group, Inc.                                        3,300              256
Schwab (Charles) Corp.                                   28,100              556
SEI Investments Co.                                      25,920            1,040
SouthTrust Corp.                                         95,890            4,560
St. Paul Cos., Inc.                                      28,400            1,281
State Street Corp.                                        9,900            1,027
Stilwell Financial, Inc.                                 23,600              695
SunTrust Banks, Inc.                                      1,640              104
TD Waterhouse Group, Inc. (a)                            45,810              514
Torchmark Corp.                                          21,200              803
U.S. Bancorp                                            533,320           11,296
UnionBanCal Corp.                                        22,203              678
UnumProvident Corp.                                      28,310              847
USA Education, Inc.                                       2,590              184
Wachovia Corp.                                            8,000              486
Washington Mutual, Inc.                                 126,181            6,300
Wells Fargo Co.                                          55,385            2,600
Wilmington Trust Corp.                                    2,600              150
                                                                     -----------
                                                                         250,188
                                                                     ===========
HEALTH CARE - 14.3%
Abbott Laboratories                                     109,400            5,074
Abgenix, Inc. (a)                                         1,830               69
Aetna, Inc. New (a)                                      27,200              767
Allergan, Inc.                                           24,610            1,870
ALZA Corp. (a)                                           41,700            1,907
American Home Products Corp.                             83,530            4,824
AmeriSource Health Corp. Class A (a)                     10,600              572
Amgen, Inc. (a)                                          75,480            4,615
Applera Corp. - Applied Biosystems
   Group                                                 14,600              468
Bard (C.R.), Inc.                                        11,000              484
Barr Laboratories, Inc. (a)                               4,800              278
Baxter International, Inc.                               29,200            2,662
Becton, Dickinson & Co.                                  39,400            1,275
Bergen Brunswig Corp. Class A                            15,100              276
Biogen, Inc. (a)                                          3,590              232
Boston Scientific Corp. (a)                             262,810            4,173
Bristol-Myers Squibb Co.                                223,210           12,500
Cardinal Health, Inc.                                    72,410            4,880
Caremark Rx, Inc. (a)                                    27,800              441
Cerner Corp. (a)                                         14,000              630
Chiron Corp. (a)                                          4,230              203
Express Scripts, Inc. Class A (a)                         6,900              586
First Health Group Corp. (a)                             30,860            1,597
Forest Labs, Inc. (a)                                    63,100            3,859
Genentech, Inc. (a)                                       7,310              384
Genzyme Corp. (a)                                         7,600              828
Guidant Corp. (a)                                        14,800              607
HCA-The Healthcare Co.                                   22,020              852
Health Net, Inc. (a)                                     16,700              360
HEALTHSOUTH Corp. (a)                                   154,060            2,165
Human Genome Sciences, Inc. (a)                          23,480            1,508
Humana, Inc. (a)                                         16,200              160
ICOS Corp. (a)                                           12,930              745
IDEC Pharmaceuticals Corp. (a)                           16,970              835
Immunex Corp. (a)                                        12,390              189
IVAX Corp. (a)                                           40,350            1,616
Johnson & Johnson                                       251,154           24,231
Laboratory Corp. of America
   Holdings (a)                                           3,700              522
Lilly (Eli) & Co.                                       134,610           11,442
McKesson HBOC, Inc.                                       9,100              281
MedImmune, Inc. (a)                                       1,220               48
Medtronic, Inc.                                          46,600            2,078
Merck & Co., Inc.                                       345,251           26,229
Millennium Pharmaceuticals, Inc. (a)                      6,700              249
Oxford Health Plans, Inc. (a)                            39,130            1,217
PacifiCare Health Systems, Inc. (a)                      19,610              694
Perrigo Co. (a)                                          23,780              284
Pfizer, Inc.                                          1,001,470           43,364
Pharmacia Corp.                                         107,339            5,610
Protein Design Labs, Inc. (a)                               190               12
Schering-Plough Corp.                                    92,000            3,546
St. Jude Medical, Inc. (a)                               23,000            1,317
Stryker Corp.                                            29,700            1,761
Techne Corp. (a)                                          1,500               48
Tenet Healthcare Corp.                                  129,500            5,781
UnitedHealth Group, Inc.                                 66,524            4,356
Universal Health Services, Inc.
   Class B (a)                                            5,470              490
Varian Medical Systems, Inc. (a)                         12,700              874
Wellpoint Health Networks, Inc. (a)                      18,840            1,850
                                                                     -----------
                                                                         200,775
                                                                     -----------
INTEGRATED OILS - 5.2%
Amerada Hess Corp.                                        8,850              774
Chevron Corp.                                            77,700            7,503
Conoco, Inc. Class A                                      6,300              191
Conoco, Inc. Class B                                     51,277            1,560
Cross Timbers Oil Co.                                    15,800              429
Exxon Mobil Corp.                                       365,975           32,425
Helmerich & Payne, Inc.                                   4,640              238

46 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                      NUMBER            VALUE
                                                        OF              (000)
                                                      SHARES              $
                                                    -----------     ------------
HS Resources, Inc. (a)                                    5,100              253
Occidental Petroleum Corp.                              368,080           11,087
Phillips Petroleum Co.                                   41,600            2,479
Royal Dutch Petroleum Co.                                69,460            4,135
Texaco, Inc.                                             52,330            3,782
Unit Corp. (a)                                            3,300               67
USX-Marathon Group                                      273,960            8,756
                                                                    ------------
                                                                          73,679
                                                                    ------------
MATERIALS AND PROCESSING - 2.4%
Air Products & Chemicals, Inc.                           22,600              972
Alcoa, Inc.                                              66,400            2,749
Archer-Daniels-Midland Co.                              154,955            1,846
Ashland, Inc.                                             7,100              306
Centex Corp.                                             26,760            1,155
Crown Cork & Seal Co., Inc.                              11,610               50
Dow Chemical Co.                                         20,600              689
E.I. du Pont de Nemours & Co.                             6,800              307
Eastman Chemical Co.                                     26,170            1,393
Ecolab, Inc.                                             22,500              851
Georgia-Pacific Corp. (Timber Group)                      2,950               87
Georgia-Pacific Group                                       290                9
Inco, Ltd. (a)                                              910               17
Lubrizol Corp.                                            9,470              277
Minnesota Mining & Manufacturing Co.                     38,180            4,544
Nucor Corp.                                              16,140              819
Olin Corp.                                                2,990               57
PPG Industries, Inc.                                     30,990            1,647
Praxair, Inc.                                            28,820            1,364
Precision Castparts Corp.                                17,000              635
Rohm & Haas Co.                                          40,100            1,378
Sigma Aldrich Corp.                                         760               35
Smurfit-Stone Container Corp. (a)                        35,100              514
Sonoco Products Co.                                      16,000              358
Tyco International, Ltd.                                192,363           10,266
USG Corp.                                                 1,180               13
Waters Corp. (a)                                         19,000              992
Weyerhaeuser Co.                                         10,934              618
Willamette Industries, Inc.                               3,510              170
                                                                    ------------
                                                                          34,118
                                                                    ------------
OTHER ENERGY - 2.8%
Anadarko Petroleum Corp.                                 71,421            4,615
Apache Corp.                                             46,160            2,952
Baker Hughes, Inc.                                       21,120              830
BJ Services Co. (a)                                       1,860              153
Cooper Cameron Corp. (a)                                 12,200              769
Devon Energy Corp.                                        2,000              118
ENSCO International, Inc.                                 3,170              123
EOG Resources, Inc.                                      12,500              580
Global Marine, Inc. (a)                                  29,900              860
Grey Wolf, Inc. (a)                                      40,500              259
Halliburton Co.                                           6,200              268
Kerr-McGee Corp.                                         73,255            5,249
Mitchell Energy & Development
   Corp. Class A                                         14,500              805
Nabors Industries, Inc. (a)                              32,010            1,908
Noble Drilling Corp. (a)                                 35,270            1,711
Patterson Energy, Inc. (a)                                4,600              159
Pioneer Natural Resources Co. (a)                         8,700              166
Rowan Cos., Inc. (a)                                     12,800              425
Sempra Energy                                            54,010            1,494
Sunoco, Inc.                                             27,300            1,038
Tidewater, Inc.                                          20,040              939
Tosco Corp.                                               5,090              234
TXU Corp.                                               102,123            4,489
Ultramar Diamond Shamrock Corp.                         140,420            6,334
UTI Energy Corp. (a)                                      4,500              155
Valero Energy Corp.                                      49,900            2,404
Vintage Petroleum, Inc.                                  12,200              253
                                                                    ------------
                                                                          39,290
                                                                    ------------
PRODUCER DURABLES - 7.9%
Applied Materials, Inc. (a)                              82,100            4,483
B.F. Goodrich Co.                                        14,000              552
Boeing Co. (The)                                        199,780           12,346
Cooper Industries, Inc.                                  14,600              546
D.R. Horton, Inc.                                        25,770              624
Danaher Corp.                                            17,400              975
Deere & Co.                                                 762               31
Dover Corp.                                              26,700            1,043
Emerson Electric Co.                                     15,500            1,033
General Dynamics Corp.                                   22,296            1,719
General Electric Co.                                  1,228,569           59,622
Grainger (W.W.), Inc.                                    13,100              508
Honeywell International, Inc.                            64,580            3,157
Ingersoll-Rand Co.                                       21,500            1,011
ITT Industries, Inc.                                     13,950              615
Johnson Controls, Inc.                                   26,300            1,904
KB HOME                                                  36,000            1,088
Lennar Corp.                                             28,900            1,265
Lexmark International Group, Inc.
   Class A (a)                                           37,640            2,312
Lockheed Martin Corp.                                    31,100            1,093
Mettler-Toledo International, Inc. (a)                    8,600              381
Northrop Grumman Corp.                                    3,950              356
Novellus Systems, Inc. (a)                               13,000              717
NVR, Inc. (a)                                             2,800              534
Parker-Hannifin Corp.                                     4,600              214
Pulte Corp.                                              11,400              533
Raytheon Co. Class B                                     38,500            1,137
Rockwell International Corp.                             65,280            2,940

                                                                Equity Q Fund 47

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                    -------------    ----------

Solectron Corp. (a)                                        54,468         1,386
Toll Brothers, Inc. (a)                                    19,900           706
United Technologies Corp.                                  50,700         3,959
Waste Management, Inc.                                     41,800         1,020
Xerox Corp.                                                99,000           895
                                                                     ----------
                                                                        110,705
                                                                     ----------
TECHNOLOGY - 18.0%
3Com Corp. (a)                                             42,161           275
Advanced Micro Devices, Inc. (a)                           75,480         2,340
Agilent Technologies, Inc. (a)                             48,245         1,882
Akamai Technologies, Inc. (a)                               1,420            13
Altera Corp. (a)                                           16,300           412
Analog Devices, Inc. (a)                                    2,700           128
Ariba, Inc. (a)                                               400             3
Arrow Electronics, Inc. (a)                                62,100         1,739
Art Technology Group, Inc. (a)                              1,830            17
At Home Corp. Series A (a)                                  5,100            19
Atmel Corp. (a)                                            72,810         1,011
Autodesk, Inc.                                             17,710           617
Automatic Data Processing, Inc.                            70,600         3,830
Avaya, Inc. (a)                                            40,570           600
Avnet, Inc.                                               103,500         2,640
AVX Corp.                                                     160             3
Axcelis Technologies, Inc. New (a)                         81,400         1,222
BARRA, Inc. (a)                                             3,900           180
BEA Systems, Inc. (a)                                      23,300           952
BMC Software, Inc. (a)                                     66,930         1,619
Broadcom Corp. Class A (a)                                  8,200           341
BroadVision, Inc. (a)                                       6,190            40
Cabletron Systems, Inc. (a)                                 7,000           110
CacheFlow, Inc. New (a)                                       430             2
Cadence Design Systems, Inc. (a)                           42,510           880
CIENA Corp. (a)                                            51,200         2,819
Cirrus Logic, Inc. (a)                                      6,500           106
Cisco Systems, Inc. (a)                                   478,436         8,124
Citrix Systems, Inc. (a)                                   33,000           937
CMGI, Inc. (a)                                              8,100            24
CNET Networks, Inc. (a)                                     1,450            18
COMPAQ Computer Corp.                                     223,170         3,905
Computer Associates International, Inc.                    18,810           605
Comverse Technology, Inc. (a)                              28,600         1,959
Corning, Inc.                                             211,730         4,652
CSG Systems International, Inc. (a)                            90             5
Dell Computer Corp. (a)                                   418,140        10,993
DST Systems, Inc. (a)                                      23,570         1,158
E.piphany, Inc. (a)                                         2,590            24
EarthLink, Inc. (a)                                        36,000           394
eBay, Inc. (a)                                             11,400           575
Electronic Data Systems Corp.                             107,291         6,920
EMC Corp. (a)                                             177,392         7,025
FactSet Research Systems, Inc.                              2,600            92
Fairchild Semiconductor Corp.
   Class A (a)                                             73,800         1,336
Freemarkets, Inc. (a)                                      56,600           543
Galileo International, Inc.                                98,800         2,413
General Motors Corp. Class H (a)                           63,900         1,358
GTECH Holdings Corp. (a)                                   18,600           606
Hewlett-Packard Co.                                        63,100         1,794
HomeStore.com, Inc. (a)                                    10,260           328
i2 Technologies, Inc. (a)                                   5,600            97
Imation Corp. (a)                                           1,540            36
IMS Health, Inc.                                          179,090         4,916
Infonet Services Corp. Class B (a)                          5,300            38
InfoSpace.com, Inc. (a)                                     4,597            20
Inktomi Corp. (a)                                           2,810            21
Integrated Device Technology, Inc. (a)                     32,730         1,282
Intel Corp.                                               782,200        24,178
International Business Machines Corp.                     158,270        18,223
International Game Technology (a)                             800            45
International Rectifier Corp. (a)                          31,200         1,732
Internet Capital Group, Inc. (a)                            5,980            13
Internet Security Systems, Inc. (a)                         2,000           100
IntraNet Solutions, Inc. (a)                                6,100           202
Intuit, Inc. (a)                                            7,770           249
JDS Uniphase Corp. (a)                                     58,240         1,246
Juniper Networks, Inc. (a)                                 33,560         1,981
Kana Communications, Inc. (a)                               2,470             3
KEMET Corp. (a)                                           106,220         2,180
L-3 Communications Holdings, Inc. (a)                       6,800           525
Lattice Semiconductor Corp. (a)                            12,300           303
Liberate Technologies, Inc. (a)                             1,500            15
Linear Technology Corp.                                   120,630         5,795
LSI Logic Corp. (a)                                        10,180           208
Lucent Technologies, Inc.                                  86,000           861
Macromedia, Inc. (a)                                        1,630            37
Maxim Integrated Products, Inc. (a)                       175,400         8,963
Mentor Graphics Corp. (a)                                  28,070           739
Mercury Computer Systems, Inc. (a)                          3,900           198
Mercury Interactive Corp. (a)                                  70             5
Metromedia Fiber Network, Inc.
   Class A (a)                                             32,000           163
Microchip Technology, Inc. (a)                             58,650         1,697
Micromuse, Inc. (a)                                        16,350           809
Micron Technology, Inc. (a)                                28,980         1,315
Microsoft Corp. (a)                                       440,811        29,865
Motorola, Inc.                                            122,487         1,905
NCR Corp. (a)                                              42,300         1,989
Network Appliance, Inc. (a)                                42,130           958
Nortel Networks Corp.                                     384,061         5,876
NVIDIA Corp. (a)                                           14,400         1,200
Openwave Systems, Inc. (a)                                 11,411           395

48 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF           (000)
                                                        SHARES           $
                                                    -------------   -----------
Oracle Corp. (a)                                          610,000         9,858
Parametric Technology Corp. (a)                            17,800           203
PeopleSoft, Inc. (a)                                       26,900           996
Peregrine Systems, Inc. (a)                                34,700           895
PMC - Sierra, Inc. (a)                                     16,200           675
Portal Software, Inc. (a)                                   3,180            28
QUALCOMM, Inc. (a)                                         75,026         4,303
Quantum Corp. - DLT &
  Storage Systems (a)                                      66,000           752
RealNetworks, Inc. (a)                                      1,870            17
Redback Networks, Inc. (a)                                    170             3
RSA Security, Inc. (a)                                     35,400         1,133
Sanmina Corp. (a)                                          41,500         1,210
Scientific-Atlanta, Inc.                                   14,570           841
Siebel Systems, Inc. (a)                                   24,000         1,094
Silicon Storage Technology, Inc. (a)                       78,000           775
Storage Technology Corp. (a)                               94,830         1,213
Sun Microsystems, Inc. (a)                                514,450         8,807
SunGard Data Systems (a)                                    3,940           218
Sybase, Inc. (a)                                           68,720         1,082
Symantec Corp. (a)                                         26,570         1,722
Synopsys, Inc. (a)                                         14,100           810
Tech Data Corp. (a)                                        35,700         1,245
Tellabs, Inc. (a)                                          13,600           477
Texas Instruments, Inc.                                    72,000         2,786
UTStarcom, Inc. New (a)                                    17,800           444
VeriSign, Inc. (a)                                         42,350         2,172
Veritas Software Corp. (a)                                138,280         8,243
Verity, Inc. (a)                                            8,200           185
Vishay Intertechnology, Inc. (a)                           28,100           701
Vitria Technology, Inc. (a)                                 2,170            10
webMethods, Inc. New (a)                                      480            11
Williams Communications Group,
   Inc. New (a)                                             5,200            24
Xilinx, Inc. (a)                                           20,400           967
Yahoo!, Inc. (a)                                            9,140           183
                                                                     ----------
                                                                        254,054
                                                                     ----------
UTILITIES - 9.0%
Allegheny Energy, Inc.                                      4,280           219
Alltel Corp.                                               53,730         2,934
Ameren Corp.                                               15,500           651
American Electric Power Co., Inc.                           4,960           245
AT&T Corp.                                                156,717         3,492
AT&T Wireless Group (a)                                   218,980         4,401
BellSouth Corp.                                           236,985         9,944
BroadWing, Inc. (a)                                         5,300           131
Calpine Corp. (a)                                          52,040         2,966
Cinergy Corp.                                              54,200         1,880
CMS Energy Corp.                                           26,200           820
Comcast Corp. Special Class A (a)                          72,410         3,180
Consolidated Edison, Inc.                                  28,241         1,056
Cox Communications, Inc. Class A (a)                       28,180         1,282
Crown Castle International Corp. (a)                       30,000           735
Dominion Resources, Inc.                                   18,360         1,257
DTE Energy Co.                                             33,440         1,402
Duke Energy Corp.                                          19,600           916
Dynegy, Inc. Class A                                       78,800         4,559
Enron Corp.                                                40,900         2,565
Entergy Corp.                                              95,000         3,848
Exelon Corp. (a)                                            5,270           364
FirstEnergy Corp.                                         106,760         3,235
FPL Group, Inc.                                            12,770           765
Global Crossing, Ltd. (a)                                  51,100           640
GPU, Inc.                                                   1,000            33
KeySpan Corp.                                               4,220           168
Level 3 Communications, Inc. (a)                           50,390           717
MCN Energy Group, Inc.                                      3,250            85
Mirant Corp. New (a)                                          334            14
Nextel Communications, Inc. Class A (a)                    49,800           809
NiSource, Inc.                                             14,700           438
PG&E Corp.                                                 30,370           272
Pinnacle West Capital Corp.                                32,800         1,646
Potomac Electric Power Co.                                  8,600           188
PPL Corp.                                                   8,700           479
Progress Energy, Inc. (a)                                  23,200         1,026
Public Service Co. of New Mexico                           10,500           379
Public Service Enterprise Group, Inc.                      69,600         3,232
Qwest Communications
   International, Inc. (a)                                216,751         8,865
Reliant Energy, Inc.                                        8,290           411
SBC Communications, Inc.                                  241,016         9,942
Southern Co.                                                  841            20
Sprint Corp. (Fon Group)                                  179,620         3,840
Sprint Corp. (PCS Group) (a)                              100,300         2,571
TECO Energy, Inc.                                          46,000         1,472
Telephone & Data Systems, Inc.                             11,000         1,155
Time Warner Telecom, Inc. Class A (a)                       6,900           349
United States Cellular Corp. (a)                           23,200         1,531
UtiliCorp United, Inc.                                     11,600           409
Verizon Communications, Inc.                              430,157        23,689
VoiceStream Wireless Corp. (a)                              8,500           893
Wisconsin Energy Corp.                                     14,500           319
WorldCom, Inc. (a)                                        400,614         7,311
Xcel Energy, Inc.                                          22,800           711
                                                                    -----------
                                                                        126,461
                                                                    -----------
TOTAL COMMON STOCKS
(cost $1,175,074)                                                     1,349,337
                                                                    -----------

                                                                Equity Q Fund 49

EQUITY Q FUND

                                                      April 30, 2001 (Unaudited)

                                                 PRINCIPAL           MARKET
                                                   AMOUNT             VALUE
                                                   (000)              (000)
                                                     $                  $
                                                 ---------          ---------
SHORT-TERM INVESTMENTS - 3.8%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                45,503             45,503
United States Treasury Bills (c)(d)(e)
   3.900% due 06/21/01                                 500                497
   4.400% due 06/21/01                               6,450              6,410
   4.560% due 06/21/01                                 500                497
                                                                    ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $52,907)                                                         52,907
                                                                    ---------
TOTAL INVESTMENTS - 99.6%
(identified cost $1,227,981)                                        1,402,244

OTHER ASSETS AND LIABILITES,
NET - 0.4%                                                              5,802
                                                                    ---------

NET ASSETS - 100.0%                                                 1,408,046
                                                                    =========



                                                                   UNREALIZED
                                                  NUMBER          APPRECIATION
                                                    OF           (DEPRECIATION)
FUTURES CONTRACTS                                CONTRACTS           (000)
                                                 ---------       --------------
S&P 400 Midcap Index
   expiration date 06/01                               111       $        1,068

S&P 500 Index
   expiration date 06/01                                98                  767
                                                                 --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                           $        1,835
                                                                 ==============

(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with futures contracts purchased by the Fund.

See accompanying notes which are an integral part of the financial statements.

50  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)


ASSETS
Investments at market (identified cost $1,227,981)........................................................  $1,402,244
Receivables:
   Dividends..............................................................................................       1,121
   Investments sold.......................................................................................       6,605
   Fund shares sold.......................................................................................       9,576
   Daily variation margin on futures contracts............................................................          53
Prepaid expenses..........................................................................................           3
Short-term investments held as collateral for securities loaned, at market................................      51,947
                                                                                                            ----------
      Total assets........................................................................................   1,471,549

LIABILITIES
Payables:
   Due to Custodian..........................................................................  $        59
   Investments purchased.....................................................................        5,964
   Fund shares redeemed......................................................................        4,713
   Accrued fees to affiliates................................................................          786
   Other accrued expenses....................................................................           34
Payable upon receipt of securities loaned, at market.........................................       51,947
                                                                                               -----------

      Total liabilities..................................................................................      63,503
                                                                                                            ----------

NET ASSETS................................................................................................  $1,408,046
                                                                                                            ==========

NET ASSETS CONSIST OF:
Undistributed net investment income.......................................................................  $    2,292
Accumulated net realized gain (loss)......................................................................      46,331
Unrealized appreciation (depreciation) on:
   Investments............................................................................................     174,263
   Futures contracts......................................................................................       1,835
Shares of beneficial interest.............................................................................         404
Additional paid-in capital................................................................................   1,182,921
                                                                                                            ----------

NET ASSETS................................................................................................  $1,408,046
                                                                                                            ==========

NET ASSET VALUE, offering and redemption price per share:
   Class E ($27,801,070 divided by 797,844 shares of $.01 par value
      shares of beneficial interest outstanding)..........................................................  $    34.85
                                                                                                            ==========
   Class I ($1,165,177,841 divided by 33,445,290 shares of $.01 par value
      shares of beneficial interest outstanding)..........................................................  $    34.85
                                                                                                            ==========
   Class Y ($215,067,317 divided by 6,173,014 shares of $.01 par value
      shares of beneficial interest outstanding)..........................................................  $    34.85
                                                                                                            ==========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 51

EQUITY Q FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends.......................................................................................    $       7,752
   Dividends from Money Market Fund................................................................            1,318
   Interest........................................................................................              148
   Equity swap income..............................................................................                8
                                                                                                       -------------
      Total investment income......................................................................            9,226

EXPENSES
   Advisory fees......................................................................  $     3,502
   Administrative fees................................................................          301
   Custodian fees.....................................................................          221
   Transfer agent fees................................................................          218
   Professional fees..................................................................           27
   Registration fees..................................................................           48
   Shareholder servicing fees - Class E...............................................           29
   Trustees' fees.....................................................................            6
   Miscellaneous......................................................................           26
                                                                                        -----------

   Expenses before reductions.........................................................        4,378
   Expense reductions.................................................................           (2)
                                                                                        -----------

      Expenses, net................................................................................            4,376
                                                                                                       -------------

Net investment income..............................................................................            4,850
                                                                                                       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................      (46,035)
   Futures contracts..................................................................       (8,623)         (54,658)
                                                                                        -----------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................     (103,454)
   Futures contracts..................................................................        2,678         (100,776)
                                                                                        -----------    -------------

Net realized and unrealized gain (loss)............................................................         (155,434)
                                                                                                       -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..............................................    $    (150,584)
                                                                                                       =============

See accompanying notes which are an integral part of the financial statements.

52 Equity Q Fund

EQUITY Q FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001       TEN MONTHS ENDED         YEAR ENDED
                                                                       (UNAUDITED)         OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                     ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..........................................   $          4,850      $         7,790       $           9,839
   Net realized gain (loss).......................................            (54,658)              71,543                 241,101
   Net change in unrealized appreciation (depreciation)...........           (100,776)             (70,956)                  2,493
                                                                     ----------------      ---------------       -----------------
      Net increase (decrease) in net assets from operations.......           (150,584)               8,377                 253,433
                                                                     ----------------      ---------------       -----------------
DISTRIBUTIONS
   From net investment income
      Class E.....................................................                (50)                 (93)                   (133)
      Class I.....................................................             (3,943)              (6,938)                (10,782)
      Class Y.....................................................               (284)                (221)                     --
   From net realized gain
      Class E.....................................................               (741)                (644)                 (4,279)
      Class I.....................................................            (40,296)             (25,404)               (191,979)
      Class Y.....................................................             (1,111)                  --                      --
                                                                     ----------------      ---------------       -----------------
         Net decrease in net assets from distributions............            (46,425)             (33,300)               (207,173)
                                                                     ----------------      ---------------       -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..            185,502               50,395                 171,921
                                                                     ----------------      ---------------       -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......................            (11,507)              25,472                 218,181

NET ASSETS
   Beginning of period............................................          1,419,553            1,394,081               1,175,900
                                                                     ----------------      ---------------       -----------------
   End of period (including undistributed net investment income of
      $2,292 at April 30, 2001 and $1,719 at October 31, 2000)....   $      1,408,046      $     1,419,553       $       1,394,081
                                                                     ================      ===============       =================

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 53

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                          2001*       2000**     1999***
                                                                                        ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $   40.70   $   41.58   $    42.99
                                                                                        ---------   ---------   ----------

INCOME FROM OPERATIONS
   Net investment income (a)..........................................................        .09         .13          .14
   Net realized and unrealized gain (loss)............................................      (4.63)       (.12)        4.35
                                                                                        ---------   ---------   ----------

      Total income from operations....................................................      (4.54)        .01         4.49
                                                                                        ---------   ---------   ----------
DISTRIBUTIONS
   From net investment income.........................................................       (.08)       (.13)        (.24)
   From net realized gain.............................................................      (1.23)       (.76)       (5.66)
                                                                                        ---------   ---------   ----------

      Total distributions.............................................................      (1.31)       (.89)       (5.90)
                                                                                        ---------   ---------   ----------

NET ASSET VALUE, END OF PERIOD........................................................  $   34.85   $   40.70   $    41.58
                                                                                        =========   =========   ==========

TOTAL RETURN (%)(b)...................................................................     (11.26)        .17        11.01

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     27,801      25,205       30,746

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................        .91         .95          .94
      Operating expenses, gross.......................................................        .91         .96          .94
      Net investment income...........................................................        .53         .39          .55

 Portfolio turnover rate (%)..........................................................      47.47       59.91        90.16

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

54  Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                  2001*        2000**       1999         1998       1997        1996        1995
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD           $     40.69   $    41.55   $   40.22   $   35.90   $   32.94   $   30.40   $   24.43
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a).................          .13          .22         .34         .32         .44         .58         .59
   Net realized and unrealized gain (loss)...        (4.63)        (.11)       8.03        8.53       10.01        6.33        8.52
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------

      Total income from operations...........        (4.50)         .11        8.37        8.85       10.45        6.91        9.11
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income................         (.12)        (.21)       (.38)       (.32)       (.44)       (.59)       (.61)
   From net realized gain....................        (1.23)        (.76)      (6.66)      (4.21)      (7.05)      (3.78)      (2.53)
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------

      Total distributions....................        (1.35)        (.97)      (7.04)      (4.53)      (7.49)      (4.37)      (3.14)
                                               -----------   ----------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD...............  $     34.84   $    40.69   $   41.55   $   40.22   $   35.90   $   32.94   $   30.40
                                               ===========   ==========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(b)(c).......................       (11.14)         .40       21.96       25.98       33.07       23.67       37.91

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..    1,165,178    1,355,536   1,363,336   1,175,900     987,760     818,281     620,259

   Ratios to average net assets (%)(b)(d):
      Operating expenses.....................          .68          .68         .69         .69         .68         .71         .58
      Net investment income..................          .76          .66         .80         .85        1.17        1.80        2.07

   Portfolio turnover rate (%)...............        47.47        59.91       90.16       74.56       94.89       74.59       74.00

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                                Equity Q Fund 55

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           2001*       2000**
                                                        ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $    40.69   $   42.29
                                                        ----------   ---------

INCOME FROM OPERATIONS
   Net investment income (a)..........................         .13         .16
   Net realized and unrealized gain (loss)............       (4.62)      (1.54)
                                                        ----------   ---------

      Total income from operations....................       (4.49)      (1.38)
                                                        ----------   ---------

DISTRIBUTIONS
   From net investment income.........................        (.13)       (.22)
   From net realized gain.............................       (1.23)         --
                                                        ----------   ---------

      Total distributions.............................       (1.36)       (.22)
                                                        ----------   ---------

NET ASSET VALUE, END OF PERIOD........................  $    34.84   $   40.69
                                                        ==========   =========

TOTAL RETURN (%)(b)...................................      (11.10)      (3.21)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........     215,067      38,812

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................         .59         .61
      Operating expenses, gross.......................         .59         .66
      Net investment income...........................         .82         .68

   Portfolio turnover rate (%)........................       47.47       59.91

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

56 Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                      NUMBER             VALUE
                                                        OF               (000)
                                                      SHARES               $
                                                    ---------           --------
COMMON STOCKS - 89.6%
AUSTRALIA - 2.4%
Amcor, Ltd.                                           744,110              2,316
AMP, Ltd.                                              47,588                486
Austereo Group, Ltd. (a)                               12,164                 12
Australia & New Zealand Bank
   Group, Ltd.                                        187,000              1,337
Australian Gas & Light Co.                              9,648                 52
Australian Stock Exchange, Ltd.                         3,000                 19
Billabong International, Ltd. (a)                      13,100                 34
Brambles Industries, Ltd.                               4,200                107
Broken Hill Proprietary Co.                           465,695              5,113
Cable & Wireless Optus, Ltd. (a)                      190,100                344
Coca Cola Amatil, Ltd.                                 30,889                 73
Commonwealth Bank of Australia                         42,424                624
CSR, Ltd.                                             839,195              2,290
Fairfax (John) Holdings, Ltd.                           6,400                 13
Foster's Brewing Group, Ltd.                        1,709,277              4,300
Goodman Fielder Wattie                              1,059,904                649
Leighton Holdings, Ltd. Class A                        13,600                 51
Mayne Nickless, Ltd.                                   16,680                 54
National Australia Bank, Ltd.                         496,508              7,624
National Foods, Ltd.                                   10,800                 11
News Corp., Ltd.                                       87,808                834
Oil Search, Ltd. (Australia Regd) (a)                  10,600                  7
Orica, Ltd.                                           211,466                508
Paperlinx, Ltd.                                       154,070                303
PMP Communications, Ltd.                              196,000                 90
Publishing Broadcasting, Ltd.                           3,200                 17
QBE Insurance Group                                    77,755                448
Rio Tinto, Ltd.                                         3,800                 72
Santos, Ltd.                                          247,600                859
Tabcorp. Holdings, Ltd.                                17,800                 85
Telstra Corp., Ltd.                                   374,648              1,275
Westfield Holdings, Ltd.                                9,300                 59
Westfield Trust                                        72,095                114
Westpac Banking Corp.                                 130,400                870
WMC, Ltd.                                             112,722                541
Woolworths, Ltd.                                      118,061                541
                                                                        --------
                                                                          32,132
                                                                        --------
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                                        5,400                294
OMV AG                                                  8,300                699
Voest-Alpine Stahl AG                                   5,600                159
Wienerberger Baustoffindustrie AG                       9,300                183
                                                                        --------
                                                                           1,335
                                                                        --------
BELGIUM - 0.5%
Agfa Gevaert                                           61,500              1,057
Dexia                                                  16,503              2,602
Electrabel                                              5,900              1,291
Fortis B                                               35,630                917
Interbrew (a)                                          24,864                662
                                                                        --------
                                                                           6,529
                                                                        --------
BRAZIL - 0.0%
Embraer Aircraft Corp. - ADR                            6,000                269
                                                                        --------
CANADA - 2.7%
Abitibi-Consolidated, Inc.                             47,000                398
Alberta Energy Co., Ltd.                                8,239                405
Alcan Aluminum, Ltd.                                    9,810                437
Alcan Aluminum, Ltd.                                   15,080                671
Anderson Exploration, Ltd. (a)                          2,200                 50
ATI Technologies, Inc. (a)                             70,000                394
Ballard Power Systems, Inc. (a)                           490                 27
Ballard Power Systems, Inc. (a)                         1,030                 55
Bank of Montreal                                      162,910              3,734
Bank of Nova Scotia                                    35,871                889
Barrick Gold Corp.                                     28,220                464
BCE, Inc.                                              25,700                642
Biovail Corp. (a)                                       2,160                 85
Bombardier, Inc. Class B                              149,274              2,154
Brascan Corp.                                           3,070                 50
C-MAC Industries, Inc. (a)                              2,320                 75
CAE, Inc.                                               1,880                 31
Canadian Hunter Exploration, Ltd. (a)                   2,600                 75
Canadian Imperial Bank of Commerce                     24,175                785
Canadian National Railway Co.                          27,700              1,100
Canadian Natural Resources, Ltd. (a)                    2,537                121
Canadian Pacific, Ltd.                                 17,130                670
Canadian Pacific, Ltd. New (a)                            200                  8
Canadian Tire Corp. Class A                             2,270                 35
CanWest Global Communications Corp.                    23,400                199
Celestica, Inc. (a)                                     5,000                257
Celestica, Inc. (a)                                     2,920                149
CGI Group, Inc. Class A (a)                             5,630                 32
Cominco Fertilizers, Ltd.                               1,870                 41
Dofasco, Inc.                                          36,991                604
Enbridge, Inc.                                          2,850                 70
Ensign Resource Service Group, Inc.                     1,500                 51
Finning International, Inc.                            15,200                148
George Weston, Ltd.                                     6,340                371
Gulf Canada Resources, Ltd. (a)                         6,270                 36
Hudson's Bay Co.                                        3,150                 35
Imperial Oil, Ltd.                                     13,640                373

                                                           International Fund 57

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                      NUMBER              VALUE
                                                        OF                (000)
                                                      SHARES                $
                                                    ---------           --------
Leitch Technology Corp. (a)                            23,200                310
Loblaw Cos., Ltd.                                       8,070                278
Magna International, Inc. Class A                      21,550              1,125
Magna International, Inc. Class A                       2,580                134
Manitoba Telecom Services, Inc.                        22,800                584
Manulife Financial Corp.                               10,250                258
Methanex Corp. (a)                                     15,150                128
Mitel Corp. (a)                                        58,900                529
Molson Cos., Ltd. Class A                               1,020                 28
National Bank of Canada                                23,690                408
Nexen, Inc.                                            17,640                415
Noranda, Inc.                                           3,400                 36
Nortel Networks Corp.                                  50,610                774
Nortel Networks Corp.                                  96,117              1,465
Open Text Corp. (a)                                     6,000                148
PanCanadian Petroleum, Ltd.                             1,450                 44
Petro-Canada                                           12,520                348
Petro-Canada                                            1,060                 29
Power Corp. of Canada                                   3,530                 82
Precision Drilling Corp. (a)                           16,785                708
QLT PhotoTherapeutics, Inc. (a)                           240                  6
QLT PhotoTherapeutics, Inc. (a)                           800                 21
Quebecor World, Inc.                                   19,000                468
Quebecor, Inc. Class B                                 24,000                386
Rogers Communications, Inc. Class B                     3,560                 46
Royal Bank of Canada                                   36,660              1,026
Sun Life Financial Services, Inc.                       9,000                176
Suncor, Inc.                                            6,830                191
Talisman Energy, Inc. (a)                             141,950              5,786
TD Waterhouse Group, Inc. (a)                           7,380                 83
Tembec, Inc. Class A (a)                               70,000                583
Thomson Corp. (The)                                    48,170              1,616
Torstar Corp. Class B                                  14,800                171
TransAlta Corp.                                        24,050                434
TransCanada Pipelines, Ltd.                            11,090                132
United Dominion Industries, Ltd.                          200                  5
Westcoast Energy, Inc.                                 47,570                991
                                                                        --------
                                                                          35,673
                                                                        --------
CHINA - 0.1%
China Resources Enterprise, Ltd.                      374,000                551
PetroChina Co., Ltd. Class H                        4,854,000              1,040
                                                                        --------
                                                                           1,591
                                                                        --------
DENMARK - 0.3%
ISS AS (a)                                             23,218              1,352
Novo Nordisk AS Series B                               63,469              2,415
Novo Nordisk AS Series B (a)                            7,000                266
Tele Danmark AS                                         6,000                228
                                                                        --------
                                                                           4,261
                                                                        --------
FINLAND - 1.3%
Kesko Oyj                                               135,224            1,140
Metsa-Serla Oyj Series B                                 37,600              282
Nokia Corp. - ADR                                        25,265              864
Nokia Oyj                                               249,597            8,259
Sampo Insurance Co., Ltd. Series A                      149,345            1,564
Sonera Group Oyj                                         33,600              372
Stora Enso Oyj Series R                                  46,000              518
Tietoenator Oyj                                           9,149              282
UPM-Kymmene Oyj                                         117,245            3,677
                                                                        --------
                                                                          16,958
                                                                        --------
FRANCE - 9.6%
Accor SA                                                 23,400              994
Alcatel Optronics New (a)                                 4,325              122
Alcatel SA (a)                                           72,900            2,374
Alstom                                                  199,290            5,747
Assurances Generales de France                           32,158            1,913
Atos Origin (a)                                             800               67
Banque Nationale Paris                                   77,357            6,877
Bongrain SA (a)                                          20,956              776
Bouygues SA (a)                                          48,000            2,054
Bull SA (a)                                              76,200              186
Cap Gemini Sogeti                                         4,300              621
Carrefour SA                                             80,031            4,619
Castorama Dubois                                          1,752              375
Christian Dior SA                                         8,000              343
Coflexip - ADR                                            5,700              415
Coflexip SA                                               2,800              412
Compagnie de Saint Gobain                                31,410            4,738
Credit Lyonnais                                          11,353              438
Eridania Beghin-Say SA                                    1,843              153
European Aeronautic Defense and
   Space Co. (a)                                        144,887            2,635
Groupe Air France                                        64,576            1,186
Groupe Danone (a)                                        13,127            1,706
L'Air Liquide SA                                         10,952            1,650
L'Oreal SA (a)                                            8,900              648
Lafarge SA                                                8,330              800
Lafarge SA                                               10,354              995
Lagardere S.C.A.                                          5,699              331
LVMH Louis Vuitton Moet-Hennessy                         20,500            1,266
Michelin (Cie Gen) Class B                               77,684            2,578
Orange SA (a)                                           194,690            2,052
PSA Peugeot Citreon                                      11,290            3,224
Rallye SA                                                 2,500              123
Rhone-Poulenc SA Class A - ADR                          153,065           11,856
Sanofi-Synthelabo SA                                     84,656            5,078
Schneider Electric SA                                     4,492              307
SEB SA                                                    5,500              300
Societe BIC SA                                           10,700              410

58 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                      NUMBER              VALUE
                                                        OF                (000)
                                                      SHARES                $
                                                    -----------         --------
Societe Generale d'Entreprises SA                         6,180              362
Societe Generale Series A (a)                           120,294            7,759
Societe Television Francaise 1 (a)                       33,000            1,385
STMicroelectronics NV                                    85,600            3,452
Suez Lyonnaise des Eaux SA                               28,982            4,284
Technip                                                   1,618              252
TotalFinaElf SA - ADR                                    43,326            3,245
TotalFinaElf SA Class B                                 115,181           17,170
Usinor SA                                               128,783            1,683
Valeo SA                                                 28,985            1,337
Vivendi Environment (a)                                  70,496            3,087
Vivendi Universal SA (a)                                176,948           12,255
                                                                        --------
                                                                         126,640
                                                                        --------
GERMANY - 6.4%
Aixtron AG                                                6,300              575
Allianz AG (Regd)                                        19,381            5,580
Altana AG                                                 2,000              240
AMB - Aachener & Muenchener
   Beteiligungs AG                                        3,100              356
BASF AG                                                 109,508            4,710
Bayer AG                                                217,858            9,182
Bayerische Hypo - und Vereinsbank AG                    134,121            7,483
Bayerische Motoren Werke AG                              31,474            1,044
Commerzbank AG                                           58,693            1,654
Continental AG                                           86,000            1,236
DaimlerChrysler AG                                       74,032            3,707
Deutsche Bank AG                                         51,645            4,216
Deutsche Lufthansa AG                                    78,609            1,507
Deutsche Pfandbrief &
   Hypothekenbank AG                                      4,800              319
Deutsche Post AG New (a)                                135,540            2,311
Deutsche Telekom AG                                      34,404              891
Dresdner Bank AG                                         32,506            1,480
E.On AG                                                 153,910            7,750
Epcos AG (a)                                              3,023              195
Hannover Rueckversicherungs AG (a)                        4,500              316
Heidelberg Zement AG                                      8,000              420
IKB Deutsche Industriebank AG                            18,050              252
Infineon Technologies AG (a)                             51,800            2,252
Jenoptik AG                                              90,000            2,316
Karstadt AG (a)                                          45,100            1,399
MAN AG                                                   14,700              404
Mannheimer Aktiengesellschaft                             5,000              266
Merck KGAA                                               22,278              779
Metallgesellschaft AG                                    82,060              904
Metro AG                                                 27,000            1,236
Muenchener Rueckversicherungs-
   Gesellschaft AG                                       20,867            5,950
RWE AG (a)                                               68,930            2,691
Schering AG                                              43,376            2,166
Siemens AG (a)                                           64,647            4,766
Software AG (a)                                          15,182              889
Systeme, Anwendungen, Produkte in
   der Datenverarbeitung AG - ADR                         3,600              145
Volkswagen AG                                            41,478            2,061
                                                                        --------
                                                                          83,648
                                                                        --------
GREECE - 0.1%
Hellenic Telecommunication
   Organization SA - ADR                                268,707            1,962
                                                                        --------
HONG KONG - 2.2%
Asia Satellite Telecommunications
   Holdings, Ltd.                                        10,000               23
Cheung Kong Holdings, Ltd.                              172,686            1,921
China Everbright - IHD Pacific Ltd.                     398,000              385
China Mobile (Hong Kong), Ltd. (a)                      294,000            1,448
China Unicom, Ltd. (a)                                  258,000              359
Citic Pacific, Ltd.                                       7,000               20
CLP Holdings, Ltd.                                      110,760              466
CNOOC, Ltd.                                             716,000              689
Dairy Farm International Holdings, Ltd. (a)              45,000               23
Dao Heng Bank Group, Ltd.                                 7,000               52
Esprit Holdings, Ltd.                                    46,000               52
Great Eagle Holdings                                    177,967              253
Hang Lung Development Co.                               167,000              145
Hang Seng Bank                                           60,600              715
Henderson Land Development Co., Ltd.                    137,000              629
Hong Kong & China Gas Co., Ltd.                         106,751              128
Hong Kong Electric Holding, Ltd.                      1,101,670            3,757
Hong Kong Exchanges & Clearing Ltd.                      12,000               22
Hong Kong Land Holdings, Ltd. - ADR (a)                 169,000              340
Hutchison Whampoa, Ltd.                                 273,189            2,934
Jardine Matheson Holdings, Ltd. - ADR (a)               175,500            1,018
JCG Holdings, Ltd.                                       78,800               44
Johnson Electric Holdings, Ltd. (a)                      57,100              107
Legend Holdings, Ltd.                                   676,000              537
Li & Fung, Ltd. (a)                                     309,800              586
MTR Corporation, Ltd. (a)                             1,166,000            2,011
Pacific Century CyberWorks, Ltd. (a)                     86,872               30
Shangri-La Asia, Ltd.                                   289,000              283
Sun Hung Kai Properties, Ltd.                           630,400            5,900
Sunevision Holdings, Ltd. (a)                           136,141               33
Swire Pacific, Ltd. Class A                             115,900              639
Television Broadcast                                     12,000               61
Wharf Holdings                                        1,207,537            2,849
Wing Hang Bank, Ltd.                                     11,900               47
Yue Yuen Industrial Holdings                            100,000              181
                                                                        --------
                                                                          28,687
                                                                        --------

                                                           International Fund 59

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                     ----------       ----------
IRELAND - 0.6%
Allied Irish Banks                                       19,300              212
Allied Irish Banks                                       55,000              605
Bank of Ireland                                         440,575            4,258
Bank of Ireland                                          87,884              843
CRH PLC                                                  78,984            1,331
CRH PLC                                                  48,206              812
Irish Life & Permanent PLC                               33,000              363
                                                                      ----------
                                                                           8,424
                                                                      ----------
ISRAEL - 0.1%
Check Point Software Technologies, Ltd. (a)               4,700              295
Teva Pharmaceutical Industries, Ltd. - ADR               12,500              680
                                                                      ----------
                                                                             975
                                                                      ----------
ITALY - 4.1%
Alleanza Assicurazioni                                   59,200              750
Assicurazioni Generali SPA                               33,600            1,085
Autostrade SPA                                           37,636              232
Banca Commerciale Italiana SPA                          231,000            1,263
Banca Nazionale del Lavoro                              969,268            3,087
Banca Popolare di Bergamo CV                            110,071            2,049
Banca Popolare di Milano                                 55,343              260
Benetton Group SPA                                      175,000              262
Bulgari SPA                                              57,045              673
Enel SPA                                                 76,500              250
Ente Nazionale Idrocarburi SPA                        1,999,642           13,697
Fiat SPA                                                 26,435              361
Fiat SPA                                                 19,600              452
Finmeccanica SPA (a)                                  2,144,842            2,274
Italgas SPA (a)                                          50,224              466
Mediaset SPA                                            376,233            4,386
Mediolanum SPA                                           60,947              785
Parmalat Finanziaria SPA                              1,445,700            2,052
Pirelli SPA                                             930,510            3,038
San Paolo - IMI SPA                                     197,502            2,760
Telecom Italia Mobile SPA                               428,761            2,948
Telecom Italia SPA                                      397,350            4,417
Telecom Italia SPA RNC                                  817,112            5,097
Unicredito Italiano SPA                                 117,819              556
                                                                      ----------
                                                                          53,200
                                                                      ----------
JAPAN - 18.5%
77th Bank, Ltd. (The)                                   249,000            1,366
Acom Co., Ltd.                                            6,500              520
Advantest Corp.                                          16,000            1,835
Aiful Corp.                                              28,550            2,655
Aisin Seiki Co., Ltd.                                    26,000              394
Ajinomoto Co., Inc.                                      13,000              133
Alps Electric Co.                                        20,000              238
Aoyama Trading Co.                                        2,400               29
Asahi Breweries                                          47,000              526
Asahi Chemical Industrial                                72,000              371
Asahi Glass Co., Ltd.                                   118,000            1,012
Bridgestone Tire Corp.                                  315,000            3,628
Canon, Inc.                                             407,000           15,975
Capcom Co.                                                5,000              155
Central Glass Co., Ltd.                                  20,000              106
Chugai Pharmaceutical Co., Ltd.                          44,000              653
Credit Saison Co.                                       159,100            3,367
CSK Corp., Ltd.                                           6,300              199
Dai Ichi Pharmaceutical Co.                              92,000            2,003
Dai Nippon Printing, Ltd.                                68,000              924
Dai-Tokyo Fire & Marine                                 394,000            1,371
Daido Steel Co.                                          84,000              231
Dainippon Pharmaceutical Co., Ltd.                       16,000              216
Daito Trust Construction                                 31,990              544
Daiwa Securities Group, Inc.                            212,000            2,402
DDI Corp.                                                    82              331
Dowa Mining Co.                                          38,000              177
Ebara Corp.                                              22,000              210
Eisai Co., Ltd.                                         121,000            3,104
Ezaki Glico Co.                                          69,000              405
Fanuc Co.                                                 4,800              268
Fast Retailing Co., Ltd.                                  7,300            1,576
Fuji Heavy Industries, Ltd.                             179,000            1,302
Fuji Machine Manufacturing Co.                           53,200            1,373
Fuji Photo Film Co.                                      52,000            2,096
Fuji Television Network, Inc.                               105              761
Fujisawa Pharmaceutical                                   5,000              101
Fujitsu, Ltd.                                           213,000            2,930
Funai Electric Co., Ltd.                                  1,800              122
Furukawa Electric Co.                                    62,000              740
Futaba Corp.                                             22,000              630
Gunze, Ltd.                                              38,000              151
Hino Motors, Ltd. (a)                                    34,000              155
Hirose Electric                                           3,700              350
Hitachi Chemical Co., Ltd.                               19,000              306
Hitachi Maxell                                           28,000              382
Hitachi Software Engineering Co., Ltd.                      800               54
Hitachi, Ltd.                                           518,000            5,022
Honda Motor Co., Ltd.                                   140,000            5,631
Hosiden Electronics                                       4,000              103
Hoya Corp.                                               26,300            1,724
Ishikawajima-Harima Heavy Industries                     97,000              241
ITO EN, Ltd.                                              3,200              196
Ito Yokado Co., Ltd.                                     21,000            1,171
Itochu Corp. (a)                                        230,000              933
JAFCO Co., Ltd.                                           2,200              260
Japan Air Lines Co.                                      79,000              313
Japan Medical Dynamic Marketing, Inc.                    10,100              454
JGC Corp.                                               197,000            1,554

60 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)



                                                                        MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                       ----------      ---------
Jusco Co.                                                  42,000          1,050
Kao Corp.                                                 186,000          4,727
Kawasaki Steel Corp.                                      262,000            327
Keyence Corp.                                               1,500            327
Kirin Beverage Corp.                                        5,000            101
Kirin Brewery Co.                                          57,000            548
Kissei Pharmaceutical Co.                                  35,000            704
Kojima Co., Ltd.                                            4,200             79
Komatsu Forklift Co., Ltd.                                 92,000            521
Komori Corp.                                               33,000            481
Konami Co., Ltd.                                           40,700          1,953
Konica Corp.                                               37,000            253
Kubota Corp.                                               52,000            189
Kuraray Co., Ltd.                                          29,000            209
Kurimoto Iron Works                                        97,000            224
Kyocera Corp.                                              16,600          1,587
Kyushu Electric Power                                      13,100            193
Lawson, Inc.                                               72,800          2,645
Mabuchi Motor Co., Ltd.                                    29,300          2,938
MACNICA, Inc.                                               1,500             97
Makita Corp.                                               50,000            321
Marubeni Corp. (a)                                      1,119,000          2,336
Marui Co., Ltd.                                            13,000            176
Maruichi Steel Tube                                        51,000            668
Matsumotokiyoshi                                           50,200          1,739
Matsushita Communication                                   10,000            550
Matsushita Electric Industrial Co., Ltd.                  243,000          4,051
Max Co.                                                     9,000             95
Mazda Motor Corp.                                         164,000            443
Minebea Co., Ltd.                                         336,000          2,638
Mitsubishi Chemical                                       187,000            613
Mitsubishi Corp.                                           80,000            602
Mitsubishi Electric Corp.                                 120,000            719
Mitsubishi Estate Co., Ltd.                                54,000            546
Mitsubishi Heavy Industries                               121,000            495
Mitsubishi Tokyo Financial Group, Inc. (a)                    207          2,111
Mitsui Fudosan Co., Ltd.                                  104,000          1,031
Mitsui Marine & Fire Insurance Co., Ltd.                   87,000            487
Mitsui Mining & Smelting                                   42,000            246
Mitsui O.S.K. Lines                                       343,000            927
Mitsumi Electric Co., Ltd.                                 13,000            259
Mizuho Holdings, Inc.                                         929          5,721
Murata Manufacturing Co., Ltd.                             39,900          3,355
Namco                                                       8,400            165
NEC Corp.                                                 182,000          3,321
NGK Insulators, Ltd.                                       20,000            231
Nichicon Corp.                                             13,600            185
Nichido Fire & Marine                                     188,000          1,287
NIDEC Corp.                                                 3,600            187
Nikko Securities Co., Ltd.                                204,000          1,734
Nikon Corp.                                                97,000          1,201
Nintendo Co., Ltd.                                         19,900          3,205
Nippon Comsys Corp.                                        12,000            170
Nippon Express Co., Ltd.                                  583,000          2,925
Nippon Fire & Marine                                      210,000            806
Nippon Foundry, Inc. (a)                                        4             31
Nippon Meat Packers, Inc.                                  16,000            179
Nippon Sheet Glass Co., Ltd.                               10,000             98
Nippon Telegraph & Telephone Corp.                            905          5,749
Nippon Yusen                                               80,000            353
Nishimatsu Construction                                   314,000          1,339
Nissan Chemical Industries, Ltd.                           41,000            288
Nissan Motor Co., Ltd. (a)                                932,000          6,389
Nissin Food Products                                        8,800            192
Nitto Denko Corp.                                           5,200            170
NOK Corp.                                                  20,000            150
Nomura Securities Co., Ltd.                               368,000          7,773
NTT Mobile Communication Network, Inc.                        434          8,920
Oki Electric Industries (a)                                43,000            212
Olympus Optical Co.                                         9,000            137
Omron Corp.                                                16,000            297
Orix Corp.                                                  8,100            707
Pioneer Corp.                                               3,000             90
Promise Co., Ltd.                                          11,800            965
Ricoh Co., Ltd.                                           114,000          2,136
Rinnai Corp.                                              101,200          1,937
Rohm Co.                                                   27,700          4,887
Sankyo Co., Ltd.                                          115,000          2,401
Sanseido Co., Ltd.                                         23,800            156
Sekisui Chemical Co., Ltd.                                214,000            819
Sekisui House, Ltd.                                       120,000          1,032
Sharp Corp.                                               163,000          2,241
Shimachu Co., Ltd.                                         10,700            156
Shin-Etsu Chemical Co., Ltd.                               84,400          3,388
Shohkoh Fund & Co., Ltd.                                   13,100          1,962
SMC Corp.                                                   2,400            285
Snow Brand Milk Products Co., Ltd.                         82,000            292
Softbank Corp.                                              1,700             65
Sony Corp.                                                 70,300          5,257
Stanley Electric                                           39,000            369
Sumitomo Bank                                             216,600          2,023
Sumitomo Chemical                                          28,000            150
Sumitomo Electric Industries, Ltd.                         14,000            173

                                                           International Fund 61

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                    ----------        ----------
Sumitomo Marine & Fire
   Insurance Co., Ltd.                                  38,000               232
Sumitomo Realty & Development
   Co., Ltd.                                            56,000               308
Sumitomo Rubber Industries, Ltd.                        70,000               380
Sumitomo Trust & Banking                               302,000             2,051
Suruga Bank, Ltd.                                       24,000               175
Suzuki Motor Corp.                                      40,000               508
Taisho Pharmaceutical Co., Ltd.                         68,000             1,337
Taiyo Yuden Co., Ltd.                                   18,000               503
Takeda Chemical Industries                              57,000             2,749
Takefuji Corp.                                          43,200             3,384
TDK Corp.                                               25,800             1,499
Terumo Corp.                                               100                 2
THK Co., Ltd.                                           28,500               684
Toc Co.                                                 48,000               268
Toho Bank                                              100,000               321
Tohoku Electric Power                                   19,700               276
Tokio Marine & Fire Insurance Co.                       94,000               989
Tokyo Electric Power                                    35,900               857
Tokyo Electron, Ltd.                                    28,000             2,039
Tokyo Gas Co.                                          167,000               469
Tokyo Seimitsu Co., Ltd.                                 9,200               599
Tokyo Steel Manufacturing Co., Ltd.                     17,300                65
Tokyu Corp.                                             93,000               534
Toppan Printing Co., Ltd.                               17,000               163
Toray Industries, Inc.                                 168,000               755
Toshiba Corp.                                          124,000               814
Toshiba Machine Co. (a)                                 12,000                39
Tostem Corp.                                            42,000               666
Toto, Ltd.                                               7,000                52
Toyoda Gosei Co., Ltd.                                  11,000               231
Toyota Motor Corp.                                     121,100             4,028
UFJ Holdings, Inc. (a)                                     322             2,317
Uni-Charm Corp.                                         10,900               427
Ushio, Inc.                                             22,000               342
West Japan Railway Co.                                     622             2,995
World Co., Ltd.                                         21,300               608
Yakult Honsha Co., Ltd.                                 26,000               311
Yamaha Corp.                                            46,000               467
Yamanouchi Pharmaceutical                               93,000             2,574
Yamato Kogyo Co.                                        42,000               177
Yamato Transport                                         7,000               150
Yodogawa Steel Works, Ltd.                              71,000                85
Yokogawa Electric Co.                                   25,000               255
                                                                      ----------
                                                                         242,231
                                                                      ----------
LUXEMBOURG - 0.0%
Carrier1 International SA (a)                            8,168                62
                                                                      ----------
MEXICO - 0.3%
America Movil SA de CV - ADR (a)                        50,000               920
Grupo Financiero Banamex Accival
   Series O                                            238,000               437
Telefonos de Mexico SA Series L - ADR                   65,000             2,249
Wal-Mart de Mexico SA de CV Series V (a)                76,000               180
                                                                      ----------
                                                                           3,786
                                                                      ----------
NETHERLANDS - 7.8%
ABN Amro Holding NV                                    191,820             3,863
Aegon NV                                                97,110             3,240
AKZO Nobel NV                                           32,376             1,349
ASM Lithography Holding (a)                             13,400               363
ASM Lithography Holding NV (a)                         157,540             4,165
Bols Wessanen CVA                                       94,000             1,163
Buhrmann NV                                             88,489             1,467
Draka Holding                                            8,200               403
DSM                                                     32,170             1,179
Elsevier NV                                            158,100             2,164
Fortis (NL) NV                                         114,657             2,977
Fox Kids Europe NV (a)                                  19,327               175
Getronics (a)                                           36,877               179
Hagemeyer (a)                                           14,000               280
Heineken Holding NV Class A                             16,962               652
Heineken NV                                             73,633             3,819
Hunter Douglas                                          56,826             1,508
IHC Caland                                               8,800               406
ING Groep NV                                           209,598            14,313
Koninklijke (Royal) Philips Electronics (a)             36,000             1,109
Koninklijke (Royal) Philips
   Electronics NV (a)                                   76,579             2,250
Koninklijke Ahold NV                                   365,011            11,335
Koninklijke KPN NV (a)                                 560,454             6,852
Koninklijke Numico                                      39,565             1,565
Nutreco Holding                                         17,500               717
Royal Dutch Petroleum Co.                              184,958            11,061
Royal Dutch Petroleum Co.                               22,130             1,317
Stork NV                                               100,642             1,362
TNT Post Group NV                                       25,168               593
Unilever NV                                            105,409             5,967
Vedior NV                                              133,230             1,359
Vendex                                                 105,800             1,502
Verenigde Nederlandse
   Uitgeversbedrijven VNU NV                           117,073             4,866
Wereldhave                                               6,438               301
Wolters Kluwer NV                                      208,084             5,757
                                                                      ----------
                                                                         101,578
                                                                      ----------
NEW ZEALAND - 0.4%
Air New Zealand Class B                                 20,133                13
Carter Holt Harvey                                     773,300               584

62 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                       MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                    ----------        ----------
Telecom Corp. of New Zealand, Ltd.                   1,573,837             4,246
Warehouse Group, Ltd. (The)                             11,200                27
                                                                      ----------
                                                                           4,870
                                                                      ----------
NORWAY - 0.5%
Den Norske Creditbank ASA                              148,266               652
Frontline, Ltd. (a)                                     14,700               291
Norsk Hydro AS                                          88,470             3,859
Norske Skogindustrier AS Class A                         4,200                68
Skogindustrier ASA Class A                              30,000               488
Orkla ASA Class A                                        4,285                79
Sparebanken NOR                                          6,400               177
Telenor AS (a)                                          81,779               384
Tomra Systems ASA                                       31,862               504
                                                                      ----------
                                                                           6,502
                                                                      ----------
PORTUGAL - 0.3%
Electricidade de Portugal SA (a)                       150,000               407
Portugal Telecom SA                                    272,686             2,647
Telecel - Comunicacoes Pessoais SA (a)                  32,828               365
                                                                      ----------
                                                                           3,419
                                                                      ----------
RUSSIA - 0.0%
Lukoil Oil Co. - ADR                                     9,500               395
                                                                      ----------

SINGAPORE - 0.9%
Capitaland, Ltd.                                        18,000                23
Chartered Semiconductor
   Manufacturing, Ltd (a)                               11,000                34
City Developments                                       57,700               203
Creative Technology, Ltd.                              109,120               988
Datacraft Asia, Ltd. (a)                                17,240                88
DBS Group Holdings, Ltd.                               469,281             4,097
Keppel Capital Holdings, Ltd. (a)                      280,000               420
Oversea-Chinese Banking Corp., Ltd.                    538,320             3,251
Overseas Union Bank                                    181,456               707
Singapore Airlines, Ltd. (Alien Market)                 72,300               576
Singapore Press Holdings, Ltd.                          26,426               303
Singapore Technologies Engineering, Ltd.                66,400               100
Singapore Telecommunications, Ltd.                      90,400                90
United Overseas Bank, Ltd.                             122,438               814
                                                                      ----------
                                                                          11,694
                                                                      ----------


SOUTH KOREA-0.2%
Hyundai Motor Co., Ltd.                                 25,600               400
Pohang Iron & Steel Co., Ltd. - ADR                     17,983               360
Samsung Electronics                                      6,210             1,080
Samsung Electronics - GDS                               18,000               672
                                                                      ----------
                                                                           2,512
                                                                      ----------
SPAIN - 3.0%
Acerinox SA                                              7,403               218
Altadis SA                                             116,008             1,441
Banco Bilbao Vizcaya SA                                176,178             2,504
Banco Popular Espanol SA                                60,460             2,159
Banco Santander Central Hispano SA                     537,881             5,346
Centros Commerciales Pryca SA                            2,442                37
Endesa SA                                              197,717             3,331
Fomento de Construcciones y
   Contratas SA                                         18,700               406
Grupo Dragados SA                                       19,800               245
Iberdrola SA                                           233,033             3,438
Promotora de Informaciones SA (Prisa)                   71,100               989
Recoletos Compania Editorial SA                         66,900               413
Repsol SA - ADR                                        187,263             3,419
Repsol YPF SA                                          160,632             2,979
Sociedad General de Aguas de
   Barcelona SA                                          4,000                57
Telefonica SA (a)                                      760,104            12,868
                                                                      ----------
                                                                          39,850
                                                                      ----------
SWEDEN - 1.1%
Assa Abloy AB Series B                                 115,063             2,003
Autoliv, Inc.                                          135,888             2,715
Foreningssparbanken AB Series A                         47,000               557
Investor AB Class B                                    105,694             1,293
Mo och Domsjo AB Series B                               10,000               198
Modern Times Group MTG AB
   Series B (a)                                          2,200                65
NetCom Systems AB Series B (a)                          12,425               485
Nordic Baltic Holding AB                               125,000               756
Sandvik AB                                              32,100               745
Securitas AB Series B                                   19,500               379
Skandia Forsakrings AB                                  21,602               235
Stora Enso Oyj Class R                                  51,966               588
Svenska Handelsbanken AB Series A                       45,576               680
Telefonaktiebolaget LM Ericsson AB
   Series B (a)                                        491,565             3,163
                                                                      ----------
                                                                          13,862
                                                                      ----------
SWITZERLAND - 4.5%
Adecco SA                                                  462               280
Baloise Holding, Ltd.                                    1,415             1,360
Barry Callebaut AG (Regd)                               14,316             1,815
Clariant AG (Regd)                                      15,511             4,283
Credit Suisse Group (Regd)                              12,635             2,356
Givaudan AG (Regd) (a)                                   4,750             1,254
Holderbank Financiere Glarus AG (Regd)                   2,400               730
Holderbank Financiere Glarus AG
   Class B                                                 200               225


                                                           International Fund 63

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                     ----------       ----------
Kuoni Reisen AG Series B                                   666               291
Nestle SA (Regd)                                         2,258             4,675
Novartis AG (Regd)                                      11,140            17,313
Richemont Series A                                         751             1,861
Roche Holdings Genusscheine AG                              50               359
Schweiz Ruckversicher (Regd)                             1,732             3,409
Serono SA Series B (a)                                     670               552
SGS Holding (BR)                                           215               243
Sulzer AG (Regd)                                         1,710               996
Swatch Group (The) AG                                      172               190
Swisscom AG                                              8,989             2,337
Syngenta AG (a)                                          6,700               339
UBS AG (Regd)                                           63,639             9,684
Valora Holding AG (Regd)                                    79                14
Zurich Financial Services AG (a)                        11,628             4,136
Zurich Financial Services AG
   (Swiss Regd)                                            330               112
                                                                      ----------
                                                                          58,814
                                                                      ----------
TAIWAN - 0.3%
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (a)                                 163,030             3,952
                                                                      ----------
UNITED KINGDOM - 21.0%
3i Group PLC                                           110,014             1,980
Alliance & Leicester PLC                               110,000             1,257
Alliance UniChem PLC                                   138,000             1,091
Allied Domecq PLC                                      252,520             1,546
Amvescap PLC                                            32,391               603
Anglo American PLC                                       8,600               546
Arcadia Group PLC                                      132,100               462
ARM Holdings PLC (a)                                    89,498               492
Associated British Foods PLC                            97,044               610
AstraZeneca Group PLC - ADR                             18,800               893
AstraZeneca PLC                                        107,423             5,028
Autonomy Corp. PLC (a)                                   5,000                42
AWG PLC (a)                                            208,916             1,630
BAA PLC                                                 72,600               638
BAE Systems PLC                                      1,577,095             7,467
Bank of Scotland Governor & Co. PLC                    325,315             3,737
Barclays PLC                                           257,675             8,295
Barratt Developments PLC                               200,000             1,051
Bass PLC                                               331,180             3,643
BBA Group PLC                                          159,332               654
BG Group PLC                                           817,182             3,215
Billiton PLC                                           120,175               591
Blue Circle Industries PLC                             381,392             2,632
BOC Group PLC                                          178,376             2,623
Boots Co. PLC                                          436,300             3,854
BP Amoco PLC                                           776,566             6,965
British Airways PLC                                    876,840             4,421
British American Tobacco PLC                           398,876             3,235
British Energy PLC                                     339,400             1,491
British Sky Broadcasting Group PLC (a)                  31,387               393
British Telecommunications PLC                         246,629             1,969
Brixton Estate PLC                                     100,000               333
Bunzl PLC                                              510,235             2,987
Cable & Wireless PLC                                   891,562             6,549
Cadbury Schweppes PLC                                  112,997               697
Canary Wharf Finance Group PLC (a)                      20,500               158
Celltech Group PLC (a)                                  34,940               605
Centrica PLC                                           170,000               576
CGNU PLC                                               228,119             3,165
COLT Telecom Group PLC (a)                             150,141             2,073
Compass Group PLC (a)                                  272,968             2,093
Computacenter PLC                                       53,203               348
Corus Group PLC                                        110,000               113
Debenhams PLC                                          120,000               755
Diageo PLC                                             884,730             9,303
Dimension Data Holdings PLC (a)                        120,000               568
Dixons Group PLC                                        43,460               152
Elan Corp. PLC - ADR (a)                                69,100             3,465
Energis PLC (a)                                        247,581             1,289
Enterprise Oil PLC                                     267,651             2,316
Gallaher Group PLC                                      23,732               154
GKN PLC                                                337,800             3,646
GlaxoSmithKline PLC (a)                                636,685            16,822
Granada Compass PLC (a)                                395,968             1,065
Great Universal Stores PLC                             497,300             3,838
Halifax PLC                                            538,915             6,137
Hanson PLC                                              96,154               651
Hays PLC                                                58,785               279
HSBC Holdings PLC                                      531,867             7,007
HSBC Holdings PLC                                      175,931             2,233
Jazztel PLC (a)                                          7,945                72
Johnson Matthey PLC                                     12,776               177
Kingfisher PLC                                         230,660             1,485
Lattice Group PLC (a)                                  718,000             1,340
Legal & General Group PLC                              144,182               340
Lloyds TSB Group PLC                                   472,702             4,913
Logica PLC                                              55,600               795
Marconi PLC                                             33,157               194
Marks & Spencer PLC                                    339,452             1,301
Misys PLC                                               63,003               574
Morgan Crucible Co. PLC                                598,829             2,528
National Grid Group PLC                                193,457             1,481
National Power PLC                                     455,584             1,960
Next PLC                                                65,890               862
Nycomed Amersham PLC                                    38,557               294
P&O Princess Cruises PLC New (a)                        37,261               176
Pearson PLC                                            123,721             2,607
Pilkington PLC                                         741,200             1,272
PowerGen PLC                                           444,103             4,536

64  International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)


                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                     ----------       ----------

Prudential PLC                                         200,365             2,345
Railtrack Group PLC                                    281,227             1,971
Reckitt Benckiser PLC                                  120,021             1,637
Reed International PLC                                 856,178             8,488
Reuters Group PLC                                      144,643             2,121
Rexam PLC                                              873,560             3,649
Rio Tinto Corp. PLC (Regd)                             294,625             5,968
Rolls-Royce PLC                                         69,100               211
Royal & Sun Alliance Insurance Group PLC               779,702             5,521
Royal Bank of Scotland Group PLC                        70,353             1,629
Safeway PLC                                            762,110             3,510
Scottish & Southern Energy PLC                         226,233             1,942
ScottishPower PLC                                       57,891               369
Severn Trent PLC                                        23,331               230
Shell Transport & Trading Co. PLC                    1,056,192             8,817
Shire Pharmaceuticals Group PLC (a)                     20,000               336
Smith & Nephew PLC                                     146,454               690
Smith (David S.) Holdings PLC                          309,500               671
Smiths Industries PLC                                   46,000               549
Somerfield PLC                                         746,765             1,018
Spirent PLC                                             16,778                99
Tate & Lyle, Ltd. PLC                                   48,000               151
Taylor Woodrow PLC                                     271,497               788
Tesco Store Holdings PLC                               364,929             1,305
Thistle Hotels PLC                                      94,222               172
Tomkins PLC                                            157,790               353
Trinity PLC                                            200,000             1,331
Unilever PLC                                           704,680             5,322
United Business Media PLC (a)                           90,037               936
United Business Media PLC Series B                      42,900               150
Vodafone Group PLC                                   7,550,799            22,927
Vodafone Group PLC - ADR                                45,600             1,381
Wolseley PLC                                           367,503             2,350
WPP Group PLC                                           89,986             1,078
Zeneca Group PLC                                       127,735             5,946
                                                                      ----------
                                                                         275,299
                                                                      ----------
UNITED STATES - 0.3%
Precision Drilling Corp. (a)                            68,600             2,901
Tyco International, Ltd.                                10,200               544
                                                                      ----------
                                                                           3,445
                                                                      ----------
TOTAL COMMON STOCKS
(cost $1,132,988)                                                      1,174,555
                                                                      ----------
PREFERRED STOCKS - 0.4%
AUSTRALIA - 0.1%
News Corp., Ltd.                                        88,440               713
                                                                      ----------
FRANCE - 0.0%
Casino Guichard Perrach                                  2,400               135
                                                                      ----------
GERMANY - 0.3%
Hugo Boss AG                                             3,414             1,029
M.A.N. AG                                                9,200               196
Marschollek, Lautenschlaeger und
   Partner AG                                            1,700               185
ProSieben Sat.1 Media AG                                30,224               538
Systeme, Anwendungen, Produkte in
   der Datenverarbeitung AG                              8,900             1,417
Volkswagen AG                                            8,100               248
Wella AG                                                21,061               869
                                                                      ----------
                                                                           4,482
                                                                      ----------
JAPAN - 0.0%
Sanwa International Financial
   Bermuda Trust (conv.)                             9,000,000                78
                                                                      ----------
TOTAL PREFERRED STOCKS
(cost $4,668)
                                                                           5,408
                                                                      ----------
SHORT-TERM INVESTMENTS - 9.6%
UNITED STATES - 9.6%
Frank Russell Investment Company
    Money Market Fund,
   due on demand (b)                                   113,942           113,942
United States Treasury Bills (b)(c)(d)
   4.170% due 06/21/01                                   1,500             1,491
   4.390% due 06/21/01                                  10,000             9,938
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $125,371)
                                                                         125,371
                                                                      ----------
TOTAL INVESTMENTS - 99.6%
(identified cost $1,263,027)                                           1,305,334

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                 5,204
                                                                      ----------
NET ASSETS - 100.0%                                                    1,310,538
                                                                      ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
GDS - Global Depositary Shares

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 65

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

Foreign Currency Abbreviations:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
KRW - South Korean won
MYR - Malaysian ringgit
NOK - Norwegian krona
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar


                                                                    UNREALIZED
                                                    NUMBER         APPRECIATION
                                                      OF          (DEPRECIATION)
FUTURES CONTRACTS                                  CONTRACTS           (000)
                                                  -----------     --------------

CAC-40 Index (France)
   expiration date 06/01                                  321     $          994

DAX Index (Germany)
   expiration date 06/01                                   84                763

EUR STOXX 50 Index (Euro)
   expiration date 06/01                                  698              1,802

FTSE-100 Index (UK)
   expiration date 06/01                                  447              1,729

HANG SENG Index (Hong Kong)
   expiration date 05/01                                   45                 57

SPI-200 Index (Australia)
   expiration date 06/01                                   89                 81

TOPIX Index (Japan)
   expiration date 06/01                                  237              1,501
                                                                  --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                            $        6,927
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

66 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)



                                                                         MARKET
                                                        % OF             VALUE
                                                         NET             (000)
INDUSTRY DIVERSIFICATION                               ASSETS              $
                                                     ----------       ----------
Auto &Transportation                                      5.6%            73,187
Consumer Discretionary                                   10.3            135,421
Consumer Staples                                          6.7             88,319
Energy                                                    7.9            103,737
Financial Services                                       19.9            260,553
Health Care                                               6.5             84,657
Materials & Processing                                   10.3            135,044
Miscellaneous                                             0.3              4,351
Producer Durables                                         6.5             85,134
Technology                                                4.6             60,313
Utilities                                                11.4            149,247
Short-Term Investments                                    9.6            125,371
                                                     ----------       ----------
Total Investments                                        99.6          1,305,334
Other Assets and Liabilities, Net                         0.4              5,204
                                                     ----------       ----------
NET ASSETS                                              100.0%         1,310,538
                                                     ==========       ==========

GEOGRAPHIC DIVERSIFICATION

Europe                                                   40.5%           531,661
Japan                                                    18.5            242,309
Latin America                                             0.3              4,055
Middle East                                               0.1                975
Pac Basin                                                 6.6             86,151
United Kingdom                                           21.0            275,299
Other                                                     3.0             39,513
Short-Term Investments                                    9.6            125,371
                                                     ----------       ----------

Total Investments                                        99.6          1,305,334
Other Assets and Liabilities, Net                         0.4              5,204
                                                     ----------       ----------
NET ASSETS                                              100.0%         1,310,538
                                                     ==========       ==========

See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 67

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                             UNREALIZED
  CONTRACTS TO           IN EXCHANGE                        APPRECIATION
    DELIVER                  FOR            SETTLEMENT     (DEPRECIATION)
     (000)                  (000)              DATE             (000)
----------------       ----------------    -------------    ----------------
USD        4,993       AUD       10,000       06/20/01       $          106
USD        1,237       AUD        2,500       06/20/01                   38
USD        1,469       AUD        3,000       06/20/01                   61
USD        1,252       AUD        2,500       06/20/01                   22
USD          252       AUD          500       06/20/01                    3
USD          277       AUD          560       06/29/01                    8
USD          102       CAD          160       06/29/01                    2
USD          598       CHF        1,010       06/29/01                  (15)
USD           68       DKK          560       06/29/01                   (1)
USD       31,090       EUR       34,000       06/20/01                 (944)
USD        6,449       EUR        7,000       06/20/01                 (243)
USD        2,387       EUR        2,600       06/20/01                  (81)
USD       31,494       EUR       35,000       06/20/01                 (461)
USD       13,498       EUR       15,000       06/20/01                 (198)
USD          887       EUR        1,000       06/20/01                   (1)
USD        1,753       EUR        2,000       06/20/01                   20
USD       16,232       EUR       18,000       06/20/01                 (272)
USD       16,400       EUR       18,500       06/20/01                    3
USD        1,791       EUR        2,000       06/20/01                  (18)
USD          888       EUR        1,000       06/20/01                   (1)
USD        2,482       EUR        2,750       06/29/01                  (44)
USD       21,423       GBP       14,800       06/20/01                 (279)
USD        2,898       GBP        2,000       06/20/01                  (41)
USD        1,428       GBP        1,000       06/20/01                    1
USD        1,422       GBP        1,000       06/20/01                    7
USD       21,364       GBP       15,000       06/20/01                   65
USD        7,119       GBP        5,000       06/20/01                   25
USD       10,031       GBP        7,000       06/20/01                  (30)
USD       12,902       GBP        9,000       06/20/01                  (44)
USD          716       GBP          500       06/20/01                   (2)
USD          926       GBP          640       06/29/01                  (12)
USD       17,710       JPY    2,100,000       06/20/01                 (610)
USD        1,685       JPY      200,000       06/20/01                  (57)
USD        3,376       JPY      400,000       06/20/01                 (118)
USD          838       JPY      100,000       06/20/01                  (23)
USD        6,590       JPY      800,000       06/20/01                  (75)
USD        8,232       JPY    1,000,000       06/20/01                  (90)
USD        1,643       JPY      200,000       06/20/01                  (15)
USD        8,056       JPY    1,000,000       06/20/01                   86
USD       11,324       JPY    1,400,000       06/20/01                   76
USD        1,166       JPY      144,200       06/29/01                    9
USD           54       NOK          490       06/29/01                   --
USD           11       SEK          110       06/29/01                   --
USD           47       SEK          470       06/29/01                   (1)
AUD        2,013       USD       10,000       06/20/01                  (26)
AUD        2,500       USD        1,239       06/20/01                  (35)
AUD        1,500       USD          759       06/20/01                   (5)
AUD        1,500       USD          765       06/20/01                   --
AUD        1,000       USD          501       06/20/01                   (9)
AUD          700       USD          357       06/20/01                   --
AUD          800       USD          410       06/20/01                    3
AUD        1,000       USD          504       06/20/01                   (5)
AUD          560       USD          268       06/29/01                   18)
CAD          160       USD          101       06/29/01                   (3)
CHF        1,010       USD          584       06/29/01                    1
DKK          560       USD           66       06/29/01                   (1)
EUR        2,000       USD        1,766       06/20/01                   (7)
EUR        5,000       USD        4,391       06/20/01                  (42)
EUR        2,000       USD        1,777       06/20/01                    3
EUR        2,500       USD        2,254       06/20/01                   37
EUR        2,000       USD        1,814       06/20/01                   41
EUR       13,000       USD       11,726       06/20/01                  199
EUR        4,000       USD        3,568       06/20/01                   22
EUR       12,000       USD       10,640       06/20/01                   --
EUR       11,000       USD        9,683       06/20/01                  (70)
EUR        7,000       USD        6,234       06/20/01                   28
EUR        6,000       USD        5,406       06/20/01                   86
EUR        6,000       USD        5,380       06/20/01                   60
EUR        2,750       USD        2,419       06/29/01                  (18)
GBP        2,000       USD        2,870       06/20/01                   12
GBP        6,000       USD        8,610       06/20/01                   38
GBP        1,000       USD        1,439       06/20/01                   10
GBP        6,000       USD        8,605       06/20/01                   33
GBP        6,000       USD        8,546       06/20/01                  (26)
GBP        3,000       USD        4,308       06/20/01                   22
GBP        2,000       USD        2,880       06/20/01                   23
GBP        3,000       USD        4,316       06/20/01                   30
GBP          640       USD          905       06/29/01                   (9)
JPY      606,799       USD        5,233       05/31/01                  302
JPY       68,401       USD          581       05/31/01                   26
JPY      337,532       USD        2,907       05/31/01                  164
JPY      342,933       USD        2,907       05/31/01                  121
JPY      340,800       USD        2,752       05/31/01                  (17)
JPY      311,286       USD        2,536       05/31/01                    7
JPY      500,000       USD        4,146       06/20/01                   75
JPY      200,000       USD        1,654       06/20/01                   25
JPY      200,000       USD        1,624       06/20/01                   (4)
JPY      700,000       USD        5,686       06/20/01                  (13)
JPY      200,000       USD        1,632       06/20/01                    4
JPY      550,000       USD        4,452       06/20/01                  (27)
JPY      200,000       USD        1,631       06/20/01                    3
JPY      600,000       USD        4,939       06/20/01                   53
JPY      300,000       USD        2,482       06/20/01                   39
JPY      300,000       USD        2,487       06/20/01                   44

See accompanying notes which are an integral part of the financial statements.

68 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                   UNREALIZED
  CONTRACTS TO            IN EXCHANGE                             APPRECIATION
    DELIVER                  FOR               SETTLEMENT        (DEPRECIATION)
     (000)                  (000)                 DATE                (000)
----------------       ----------------        ----------        --------------
JPY      300,000       USD        2,491         06/20/01         $           48
JPY      144,200       USD        1,192         06/29/01                     17
NOK          490       USD           53         06/29/01                     (1)
SEK          580       USD           56         06/29/01                     (1)
                                                                 --------------
                                                                 $       (1,905)
                                                                 ==============

FORWARD CURRENCY EXCHANGE SPOT CONTRACTS
USD          235       AUD          460         05/01/01         $           --
USD          167       AUD          329         05/01/01                      1
USD          804       AUD        1,568         05/03/01                     (4)
USD           78       CAD          119         05/02/01                     --
USD          726       CHF        1,253         05/03/01                     (4)
USD          120       EUR          135         05/02/01                     --
USD           85       EUR           94         05/02/01                     (1)
USD          369       EUR          410         05/02/01                     (5)
USD           40       EUR           45         05/03/01                     --
USD          245       EUR          276         05/03/01                     --
USD          516       EUR          581         05/03/01                     (1)
USD          356       EUR          400         05/03/01                     (1)
USD           85       EUR           95         05/03/01                     --
USD           39       EUR           44         05/03/01                     --
USD          307       EUR          345         05/03/01                     (1)
USD          200       EUR          225         05/03/01                     --
USD          156       EUR          176         05/03/01                     --
USD          397       EUR          446         05/03/01                     (1)
USD          169       EUR          190         05/03/01                     --
USD           14       EUR           15         05/04/01                     --
USD          297       GBP          206         05/01/01                     (2)
USD          125       GBP           87         05/01/01                     (1)
USD          201       GBP          139         05/01/01                     (2)
USD          516       GBP          357         05/01/01                     (4)
USD           71       GBP           50         05/02/01                     --
USD            5       GBP            4         05/02/01                     --
USD          131       GBP           91         05/02/01                     (1)
USD          301       GBP          210         05/02/01                     (1)
USD          678       GBP          472         05/02/01                     (3)
USD          211       GBP          147         05/02/01                     (1)
USD          110       GBP           76         05/02/01                     --
USD          118       GBP           82         05/02/01                     (1)
USD          122       GBP           85         05/03/01                     --
USD          903       GBP          631         05/03/01                     (1)
USD          179       HKD        1,395         05/02/01                     --
USD          121       HKD          940         05/02/01                     --
USD          185       HKD        1,441         05/02/01                     --
USD          177       HKD        1,380         05/02/01                     --
USD           72       HKD          559         05/03/01                     --
USD          197       HKD        1,537         05/03/01                     --
USD           60       JPY        7,320         05/01/01                     (1)
USD          358       JPY       43,755         05/01/01                     (4)
USD          132       JPY       16,157         05/01/01                     (1)
USD          186       JPY       22,779         05/01/01                     (2)
USD          310       JPY       37,840         05/01/01                     (4)
USD          148       JPY       18,248         05/02/01                     --
USD           44       JPY        5,451         05/02/01                     --
USD        1,170       JPY      143,251         05/02/01                    (11)
USD           38       JPY        4,646         05/02/01                     --
USD          631       JPY       78,100         05/07/01                      1
USD          145       JPY       17,915         05/07/01                     --
USD          600       JPY       74,314         05/07/01                      1
USD          507       JPY       62,806         05/07/01                      1
USD           83       JPY       10,181         05/07/01                     --
CHF           77       USD           44         05/02/01                     --
CHF        1,813       USD        1,044         05/03/01                     (1)
DKK          773       USD           92         05/01/01                     --
DKK          668       USD           79         05/02/01                     --
DKK        4,419       USD          525         05/03/01                     --
EUR           72       USD           65         05/02/01                      1
EUR           93       USD           84         05/02/01                      1
EUR          509       USD          456         05/02/01                      4
EUR          196       USD          175         05/02/01                     --
EUR          533       USD          474         05/03/01                      2
EUR          841       USD          750         05/03/01                      3
EUR          127       USD          113         05/03/01                     --
EUR          430       USD          383         05/03/01                      1
EUR          191       USD          170         05/03/01                     --
EUR          430       USD          382         05/03/01                      1
EUR          387       USD          344         05/03/01                      1
EUR           16       USD           14         05/03/01                     --
GBP          103       USD          148         05/02/01                      1
JPY       38,071       USD          311         05/01/01                      3
JPY        2,744       USD           22         05/01/01                     --
JPY       18,850       USD          153         05/01/01                     --
JPY        2,803       USD           23         05/02/01                     --
JPY       33,328       USD          269         05/07/01                     (1)
NOK          303       USD           33         05/02/01                     --
NOK          360       USD           40         05/03/01                     --
                                                                  -------------
                                                                  $         (38)
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 69

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $1,263,027)................................................ $  1,305,334
Foreign currency holdings (identified cost $9,339)................................................        9,384
Unrealized appreciation on forward foreign currency exchange contracts............................        2,108
Unrealized appreciation on foreign currency exchange spot contracts...............................           22
Receivables:
   Dividends and interest.........................................................................        3,677
   Investments sold...............................................................................       12,879
   Fund shares sold...............................................................................        4,317
   Foreign taxes recoverable......................................................................        1,107
   Daily variation margin on futures contracts....................................................          761
Prepaid expenses..................................................................................            3
                                                                                                   ------------
      Total assets................................................................................    1,337,462


LIABILITIES
Payables:
   Investments purchased..........................................................  $      21,605
   Fund shares redeemed...........................................................          2,282
   Accrued fees to affiliates.....................................................            908
   Other accrued expenses.........................................................            186
Unrealized depreciation on forward foreign currency exchange contracts............          4,013
Unrealized depreciation on foreign currency exchange spot contracts...............             60
                                                                                    -------------

     Total liabilities...........................................................................        26,923
                                                                                                   ------------

NET ASSETS.......................................................................................  $  1,310,538
                                                                                                   ============

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.....................................  $       (243)
Accumulated net realized gain (loss).............................................................       (12,997)
Unrealized appreciation (depreciation) on:
   Investments...................................................................................        42,307
   Futures contracts.............................................................................         6,927
   Foreign currency-related transactions.........................................................        (1,628)
Shares of beneficial interest....................................................................           377
Additional paid-in capital.......................................................................     1,275,795
                                                                                                   ------------
NET ASSETS.......................................................................................  $  1,310,538
                                                                                                   ============

NET ASSET VALUE, offering and redemption price per share:
   Class E ($24,479,307 divided by 703,814 shares of $.01 par value
      shares of beneficial interest outstanding).................................................  $      34.78
                                                                                                   ============
   Class I ($896,322,891 divided by 25,763,830 shares of $.01 par value
      shares  of beneficial interest outstanding)................................................  $      34.79
                                                                                                   ============
   Class Y ($389,735,483 divided by 11,191,365 shares of $.01 par value
      shares of beneficial interest outstanding).................................................  $      34.82
                                                                                                   ============

See accompanying notes which are an integral part of the financial statements.

70 International Fund

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Dividends.........................................................................................     $      9,196
   Dividends from Money Market Fund..................................................................            2,218
   Interest..........................................................................................              360
   Less foreign taxes withheld.......................................................................           (1,209)
                                                                                                          ------------
      Total investment income........................................................................           10,565

EXPENSES
   Advisory fees......................................................................    $    3,887
   Administrative fees................................................................           248
   Custodian fees.....................................................................         1,166
   Transfer agent fees................................................................           240
   Professional fees..................................................................            49
   Registration fees..................................................................            64
   Shareholder servicing fees - Class E...............................................            30
   Trustees' fees.....................................................................             6
   Miscellaneous......................................................................            47
                                                                                          ----------
   Expenses before reductions.........................................................         5,737
   Expense reductions.................................................................            (9)
                                                                                          ----------
      Expenses, net.................................................................................             5,728
                                                                                                          ------------
Net investment income...............................................................................             4,837
                                                                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments........................................................................        (9,245)
   Futures contracts..................................................................         8,811
   Foreign currency-related transactions..............................................        (1,475)          (71,182)
                                                                                          ----------
Net change in unrealized appreciation (depreciation) on:
   Investments........................................................................        (9,201)
   Futures contracts..................................................................         9,151
   Foreign currency-related transactions..............................................        (1,859)           (1,909)
                                                                                         -----------      ------------

Net realized and unrealized gain (loss)..............................................................          (73,091)
                                                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................................................     $    (68,254)
                                                                                                          ============

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 71

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                             (UNAUDITED)      OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                          ---------------     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...............................................   $         4,837      $        18,486    $          11,667
   Net realized gain (loss)............................................           (71,182)              57,974              132,595
   Net change in unrealized appreciation (depreciation)................            (1,909)            (241,774)             166,298
                                                                          ---------------      ---------------    -----------------
      Net increase (decrease) in net assets from operations............           (68,254)            (165,314)             310,560
                                                                          ---------------      ---------------    -----------------

DISTRIBUTIONS
   From net investment income
      Class E..........................................................                --                   --                 (276)
      Class I..........................................................            (3,102)                  --              (12,571)
      Class Y..........................................................              (271)                  --                   --
   From net realized gain
      Class E..........................................................            (1,184)                (946)              (1,407)
      Class I..........................................................           (49,927)             (39,155)             (59,070)
      Class Y..........................................................            (3,779)                  --                   --
                                                                          ---------------      ---------------    -----------------
         Net decrease in net assets from distributions.................           (58,263)             (40,101)             (73,324)
                                                                          ---------------      ---------------    -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.......           228,684              119,569               43,302
                                                                          ---------------      ---------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS............................           102,167              (85,846)             280,538

NET ASSETS
   Beginning of period.................................................         1,208,371            1,294,217            1,013,679
                                                                          ---------------      ---------------    -----------------
   End of period (including accumulated distributions
      in excess of net investment income of
      $243 at April 30, 2001 and $1,707 at December 31, 1999)..........   $     1,310,538      $    1,208,371     $       1,294,217
                                                                          ===============      ==============     =================


See accompanying notes which are an integral part of the financial statements.

72 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            2001*          2000**          1999***
                                                                                          ---------       ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................        $   39.51        $  46.68        $  39.07
                                                                                          ---------       ---------       ---------
INCOME FROM OPERATIONS
   Net investment income (a)......................................................              .10             .53             .24
   Net realized and unrealized gain (loss)........................................            (2.91)          (6.26)           9.73
                                                                                          ---------       ---------       ---------
      Total income from operations................................................            (2.81)          (5.73)           9.97
                                                                                          ---------       ---------       ---------

DISTRIBUTIONS
   From net investment income.....................................................               --              --            (.38)
   From net realized gain.........................................................            (1.92)          (1.44)          (1.98)
                                                                                          ---------       ---------       ---------
      Total distributions.........................................................            (1.92)          (1.44)          (2.36)
                                                                                          ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD....................................................        $   34.78       $   39.51       $   46.68
                                                                                          =========       =========       =========

TOTAL RETURN (%)(b)...............................................................            (7.39)         (12.59)          25.87

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................................           24,479          25,984          30,541

   Ratios to average net assets (%)(c):...........................................
      Operating expenses..........................................................             1.27            1.28            1.27
      Net investment income.......................................................              .54            1.50             .92

   Portfolio turnover rate (%)....................................................            63.48          105.17          118.99


*     For the six months ended April 30, 2001 (Unaudited).
**    For the ten months ended October 31, 2000.
***   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.

                                                           International Fund 73

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                    2001*      2000**          1999       1998        1997        1996       1995
                                                  ---------  ----------     ----------  ---------    -------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $  39.60   $    46.67     $    38.03  $   34.60    $ 37.39    $  36.26   $  34.28
                                                  --------   ----------     ----------  ---------    -------    --------   --------
INCOME FROM OPERATIONS
   Net investment income (a).................          .14          .64            .43        .52        .46        .44         .48
   Net realized and unrealized gain (loss)...        (2.91)       (6.27)         10.93       4.10       (.28)      2.41        3.16
                                                  --------   ----------     ----------  ---------    -------    --------   --------
      Total income from operations...........        (2.77)       (5.63)         11.36       4.62        .18       2.85        3.64
                                                  --------   ----------     ----------  ---------    -------    --------   --------
DISTRIBUTIONS
   From net investment income................         (.12)          --           (.48)      (.59)      (.55)      (.35)       (.72)
   From net realized gain....................        (1.92)       (1.44)         (2.24)      (.60)     (2.42)     (1.37)       (.94)
                                                  --------   ----------     ----------   --------    -------    -------    --------

      Total distributions....................        (2.04)       (1.44)         (2.72)     (1.19)     (2.97)     (1.72)      (1.66)
                                                  --------   ----------     ----------   --------    --------   --------   --------

NET ASSET VALUE, END OF PERIOD...............     $  34.79   $    39.60     $    46.67   $  38.03    $ 34.60    $ 37.39    $  36.26
                                                  ========   ==========     ==========   ========    =======    =======    ========

TOTAL RETURN (%)(b)(c).......................        (7.28)      (12.38)         30.46      13.52        .58       7.98       10.71

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..      896,323    1,104,284      1,263,676  1,013,679    972,735    944,380     796,777

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net................         1.04         1.00           1.00        .98       1.00       1.04         .88
      Operating expenses, gross..............         1.04         1.00           1.00        .98       1.00       1.05         .89
      Net investment income..................          .75         1.76           1.07       1.38       1.14       1.20        1.41

   Portfolio turnover rate (%)...............        63.48       105.17         118.99      64.47      79.45      42.69       36.78

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees, but gross of any investment services fees.
(d) The ratios for periods less than one year are annualized.

74 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2001*       2000**
                                                       -----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $    39.62     $   46.09
                                                       ----------     ---------
INCOME FROM OPERATIONS
   Net investment income (a).......................           .28           .46
   Net realized and unrealized gain (loss).........         (6.86)        (6.93)
                                                       ----------     ---------
      Total income from operations.................         (6.58)        (6.47)
                                                       ----------     ---------

DISTRIBUTIONS
   From net investment income......................          (.14)           --
   From net realized gain..........................          1.92            --
                                                       ----------     ---------
      Total distributions..........................          1.78            --
                                                       ----------     ---------
NET ASSET VALUE, END OF PERIOD.....................    $    34.82     $   39.62
                                                       ==========     =========

TOTAL RETURN (%)(b)................................         (7.21)       (14.04)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........       389,736        78,103

   Ratios to average net assets (%)(c):
      Operating expenses, net......................           .87           .91
      Operating expenses, gross....................           .88           .94
      Net investment income........................          1.73          1.85

   Portfolio turnover rate (%).....................         63.48        105.17

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           International Fund 75

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (unaudited)

                                                    PRINCIPAL           MARKET
                                                      AMOUNT             VALUE
                                                      (000)              (000)
                                                        $                  $
                                                    ---------           ------
LONG-TERM INVESTMENTS - 105.4%
ASSET-BACKED SECURITIES - 12.8%
Advanta Equipment Receivables
   Series 2000-1 Class A3
      7.405% due 02/15/07                               1,680            1,744
Advanta Mortgage Loan Trust
   Series 2000-2 Class A3
      7.760% due 05/25/18                               2,000            2,061
Advanta Mortgage Loan Trust
   Step Up Bond
   Series 1997-2 Class A6
      4.747% due 05/25/27 (c)                           3,500            3,504
   Series 2000-1 Class A4
      8.610% due 03/25/28                                 575              616
Aesop Funding II, LLC
   Series 2001-1A Class A
      5.250% due 04/20/05 (c)                           2,540            2,530
AFC Home Equity Loan Trust
   Series 2000-2 Class 2A
      4.806% due 07/25/30 (c)                           4,179            4,184
American Express Credit Account
   Master Trust
   Series 1997-1 Class A
      6.400% due 04/15/05                               1,300            1,327
Americredit Automobile
   Receivables Trust
   Series 2000-B Class A3
      5.201% due 09/05/04 (c)                             795              796
Ameriquest Mortgage Securities, Inc.
   Series 2000-2 Class A
      5.322% due 07/15/30 (c)                           4,831            4,838
AmSouth Auto Trust
   Series 2000-1 Class A3
      6.670% due 07/15/04                               1,940            1,996
Associates Manufactured Housing
   Pass-thru Certificates
   Series 1996-1 Class A5
      7.600% due 03/15/27                                 870              914
Banc One/FCCC Commercial
   Mortgage Loan Trust
   Series 2000 Class A1
      6.660% due 10/18/31                                 551              566
Bear Stearns Asset Backed
   Securities, Inc.
   Series 2001-A Class A13
      5.930% due 06/15/19                               1,254            1,257
BMW Vehicle Lease Trust
   Series 2000-A Class A4
      6.670% due 10/25/03                                 100              103
Bombardier Capital Mortgage
   Securitization Corp.
   Series 1999-B Class A3
      7.180% due 12/15/15                               1,230            1,272
   Series 2000-A Class A2
      7.575% due 06/15/30                               1,075            1,124
Capital One Master Trust
      5.430% due 01/15/07                               1,700            1,710
Carco Auto Loan Master Trust
   Series 2000-B Class A1
      5.244% due 10/17/05 (c)                              15               15
Carmax Auto Owner Trust
   Series 2001-1 Class A3
      5.490% due 12/15/04                               3,225            3,262
Case Equipment Loan Trust
   Series 1999-B Class A4
      6.900% due 06/15/06                               1,400            1,440
Champion Home Equity Loan Trust
   Step Up Bond
   Series 1999-3 Class IIA
      4.906% due 09/25/29 (c)                           3,109            3,116
Charter Financial, Inc.
   Series 1999-1 Class A4
      7.070% due 01/25/06                               2,075            2,138
Chase Credit Card Master Trust
   Series 1997-4 Class A
      5.182% due 08/15/05 (c)                           1,840            1,842
   Series 1998-6 Class A
      5.420% due 09/15/04 (c)                             795              797
   Series 2000-2 Class A
      5.123% due 07/15/05 (c)                             500              500
Chase Funding Mortgage Loan
   Series 2000-2 Class IA3
      7.794% due 05/25/15 (c)                             865              897
CIT Marine Trust
   Series 1999-A Class A4
      6.250% due 11/15/19                                 375              363
Citibank Credit Card Issuance Trust
   Series 2000-A1 Class A1
      6.900% due 10/17/07                                 100              104
   Series 2000-C1 Class C1
      7.450% due 09/15/07                                 675              698
Citibank Credit Card Master Trust
   Series 1997-6 Class A
   Zero Coupon due 08/15/06                               100               83
Conseco Finance Lease, LLC
   Series 2000-1 Class A3
      7.360% due 04/20/04                               1,370            1,411

76 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                               PRINCIPAL               MARKET
                                                                AMOUNT                 VALUE
                                                                (000)                  (000)
                                                                  $                      $
                                                               ---------            ------------
Conseco Finance Securitizations Corp.
   Series 2000-1 Class A4
      7.620% due 05/01/31                                         730                   767
   Series 2000-5 Class A3
      7.210% due 02/01/32 (c)                                     925                   958
   Series 2001-1 Class A1A
      5.185% due 07/01/32 (c)                                     165                   165
   Series 2001-1 Class A3
      5.655% due 07/01/32                                         665                   664
Countrywide
   Series 2000-1 Class AF3
      7.830% due 07/25/25                                       1,900                 1,981
Credit Suisse First Boston Mortgage
   Securities Corp.
   Step Up Bond
   Series 2000-HE1 Class A2
      5.28% due 12/15/30 (c)                                      657                   657
Cross Country Master Credit
   Card Trust II
   Series 1999-1 Class A
      5.523% due 09/15/05 (c)                                   1,700                 1,714
DaimlerChrysler Auto Trust
   Series 2000-A Class A4
      7.230% due 01/06/05                                         900                   936
DaimlerChrysler Automobile Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                                       1,735                 1,776
Discover Card Master Trust I
   Series 1999-5 Class A
      5.202% due 12/16/06 (c)                                   1,110                 1,113
   Series 2001-4 Class A
      5.113% due 10/16/06 (c)                                   2,155                 2,136
Distribution Financial Services
   Floorplan Master Trust
   Series 2000-3 Class A
      5.162% due 07/15/04 (c)                                     200                   200
DVI Receivables Corp.
   Series 2000-1 Class A4
      7.780% due 06/14/08                                       1,020                 1,069
Federal Housing Authority: Project Citi 68
      7.430% due 06/27/21 (c)                                   1,071                 1,055
First Deposit Master Trust
   Series 1996-1 Class A
      5.330% due 08/15/07 (c)                                   3,000                 3,007
First Sierra Receivables
   Series 2000-1 Class A1
      7.490% due 01/18/05 (c)                                   1,455                 1,480
First USA Credit Card Master Trust
   Series 1996-6 Class A
      5.191% due 07/10/06 (c)                                     100                   100
Firstcity Automobile Receivables Trust
   Series 1999-2 Class A
      7.400% due 12/15/05                                       2,754                 2,813
Fleet Credit Card Master Trust II
   Series 2000-B Class A
      5.149% due 09/15/05 (c)                                     100                   100
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13 (c)                                   1,585                 1,614
FMAC Loan Receivables Trust
   Series 1998-BA Class A1
      6.220% due 11/15/20                                       1,269                 1,284
Ford Credit Auto Owner Trust
   Series 2000-A Class A5
      7.190% due 03/15/04                                       2,740                 2,847
GMAC Commercial Mortgage
   Securities, Inc.
      5.810% due 01/15/12 (c)                                   3,297                 3,309
GMAC Mortgage Corporation
   Loan Trust
   Series 2000-CL1 Class A1
      4.656% due 03/25/15 (c)                                      72                    72
Gracechurch Card Funding PLC
   Series 1 Class A
      5.202% due 11/15/04 (c)                                   4,600                 4,610
Green Tree Financial Corp.
   Series 1994-1 Class A4
      7.200% due 04/15/19                                       1,058                 1,062
   Series 1996-10 Class M1
      7.240% due 11/15/28 (c)                                     575                   556
   Series 1997-2 Class A7
      7.620% due 04/15/28 (c)                                   3,270                 3,323
   Series 1997-5 Class A5
      6.620% due 05/15/29                                       2,855                 2,907
   Series 1998-6 Class A5
      6.060% due 04/01/18                                         800                   796
   Series 1998-8 Class M1
      6.980% due 09/01/30                                         925                   858
Green Tree Home Improvement
   Loan Trust
   Series 1998-D Class HEA5
      6.320% due 08/15/29                                       1,740                 1,750
Green Tree Lease Finance
   Series 1998-1 Class A4
      5.740% due 01/20/04                                       1,610                 1,627
Green Tree Recreational Equipment &
   Consumer Loan Trust
   Series 1998-C Class A4
      6.170% due 02/15/11                                         465                   470

                                                          Fixed Income I Fund 77

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                    PRINCIPAL            MARKET
                                                      AMOUNT              VALUE
                                                      (000)               (000)
                                                        $                   $
                                                    ---------            ------
GRMT II, LLC
   Series 2000-1 Class AF1
      5.190% due 06/20/32 (c)                           4,641             4,635
Honda Auto Receivables Owner Trust
   Series 2001-1 Class A3
      5.360% due 09/20/04                               2,900             2,919
Household Automotive Trust
   Series 2001-1 Class A4
      5.570% due 11/19/07                               1,675             1,680
IndyMac Home Equity Loan Trust
   Step Up Bond
   Series 1998-A Class AF4
      6.310% due 10/25/29 (c)                             855               842
   Series 2000-A Class AF2
      7.820% due 05/25/26 (c)                           2,755             2,857
Isuzu Auto Owner Trust
   Series 2001-1 Class A3
      4.880% due 11/22/04                                 180               179
MBNA Master Credit Card Trust
   Series 1998-C Class C
      6.350% due 11/15/05 (c)                             275               278
   Series 1998-D Class A
      5.800% due 12/15/05                                 900               912
   Series 1999-G Class B
      6.600% due 12/15/06                               1,250             1,282
   Series 2000-I Class C
      7.650% due 01/15/08 (c)                             350               364
Mellon Automobile Grantor Trust
   Series 2000-2 Class A
      6.390% due 07/15/07                               2,270             2,325
MMCA Automobile Trust
   Series 2001-1 Class A3
      5.219% due 03/15/06 (c)                           1,415             1,417
Navistar Financial Corp. Owner Trust
   Series 2000-B Class A3
      6.670% due 11/15/04                               1,515             1,559
   Series 2000-B Class A4
      6.780% due 09/17/07                                 260               269
Newcourt Equipment Trust Securities
   Series 1999-1 Class A3
      5.350% due 07/20/03 (c)                           3,279             3,282
Nissan Auto Receivables Owner Trust
   Series 2001-A Class A3
      5.550% due 09/15/04                               1,430             1,445
Nissan Automobile Lease Trust
   Series 2000-A Class A3
      7.800% due 05/20/03                               1,465             1,509
NPF XII, Inc.
   Series 2001-1A Class A
      5.629% due 03/01/04 (c)                             835               836
Onyx Acceptance Auto Trust
   Series 2000-C Class A3
      7.160% due 09/15/04                               3,420             3,528
Option One Mortgage Securities Corp.
   Series 2001-2
      5.000% due 04/25/08 (c)                           2,345             2,345
Pacificamerica Home Equity Loan
   Step Up Bond
   Series 1998-2 Class AF
      6.590% due 06/26/28 (c)                             886               898
Peoplefirst.com Auto Receivables
   Owner Trust
   Series 2000-2 Class A3
      6.340% due 09/15/04                                 560               566
Residential Asset Mortgage Products, Inc.
   Series 2000-RZ2 Class A2
      7.210% due 11/25/19                               1,100             1,107
   Series 2000-RZ2 Class A3
      7.300% due 04/25/23                               1,320             1,349
Residential Asset Securities Corp.
   Series 1999-RS1 Class AI2
      6.570% due 10/25/29                               1,000             1,020
   Series 2000-KS5 ClassAI3
      7.040% due 05/25/26                               1,000             1,027
Residential Funding Mortgage
   Securities II
   Series 1999-HI1 Class A3
      6.310% due 09/25/29                                 830               836
   Series 1999-HI6 Class AI3
      7.340% due 07/25/12                               1,440             1,480
   Series 2000-HI2 Class AI3
      7.900% due 02/25/15                                 900               933
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
      5.520% due 05/16/05                               1,295             1,309
Saxon Asset Securities Trust
   Step Up Bond
   Series 1998-3 Class AV1
      4.776% due 05/25/28 (c)                             440               440
Sears Credit Account Master Trust
   Series 1995-5 Class A
      6.050% due 01/15/08                               1,070             1,088
   Series 1998-2 Class A
      5.250% due 10/16/08                               1,300             1,300
   Series 1999-2 Class A
      6.350% due 02/16/07                               2,200             2,241
Sears Mortgage Securities Corp.
   Series 1992 Class A
      8.614% due 10/25/22 (c)                             616               623

78 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                  PRINCIPAL             MARKET
                                                    AMOUNT               VALUE
                                                    (000)                (000)
                                                      $                    $
                                                  ---------            -------
Superior Wholesale Inventory
   Financing Trust
   Series 2001-A Class A
      5.112% due 01/16/06 (c)                           295                295
   Series 2001-A7 Class A
      5.254% due 03/15/06 (c)                         5,550              5,539
Union Acceptance Corp.
   Step Up Bond
   Series 1998-A Class A5
      6.230% due 08/10/05 (c)                           560                569
United Airlines
   Series 2000-1 Class A-2
      7.730% due 07/01/10                             1,370              1,415
Vanderbilt Mortgage & Finance, Inc.
      6.780% due 07/07/28                               275                252
   Series 1998-C Class 1A6
      6.750% due 10/07/28 (c)                           225                201
   Series 1999-A Class 1A3
      6.080% due 12/07/15                               530                531
   Series 1999-C Class 1A2
      7.090% due 11/07/13 (c)                         1,200              1,238
   Series 1999-D Class IA2
      6.815% due 08/07/12                             1,410              1,447
   Series 2000-B Class IA2
      8.045% due 07/07/12                               760                798
West Penn Funding, LLC
   Series 1999-A Class A2
      6.630% due 12/26/05                             3,200              3,279
WFS Financial Owner Trust
   Series 1998-C Class A3
      5.650% due 11/20/02                               271                271
World Omni Auto Receivables Trust
   Series 2001-A Class A3
      5.300% due 02/20/05                             3,200              3,226
   Series 2001-A Class A4
      5.510% due 07/20/07                             1,000              1,003
World Omni Master Owner Trust
   Series 2001-1 Class A
      5.169% due 02/15/06 (c)                           200                200
                                                                       -------
                                                                       167,928
                                                                       -------

BANKERS ACCEPTANCE NOTES - 0.0%
Signet Bank
      7.800% due 09/15/06                               480                515
                                                                       -------

CORPORATE BONDS AND NOTES - 19.3%
ABN Amro Bank NV (Chicago)
      7.125% due 06/18/07                             1,615              1,679
Ahold Finance USA, Inc.
      6.250% due 05/01/09                             2,885              2,732
      6.875% due 05/01/29                               505                449
Air Products & Chemicals, Inc.
      8.750% due 04/15/21                               300                325
Alabama Power Co.
      7.850% due 05/15/03                                75                 79
Albertson's, Inc.
      8.000% due 05/01/31                               300                298
Allegiance Corp.
      7.000% due 10/15/26                               100                103
Allete, Inc.
      5.678% due 10/20/03 (c)                           100                100
America West Airlines
   Series A
      6.850% due 07/02/09                               545                544
American Express Co.
      6.875% due 11/01/05                                85                 89
American General Corp.
      7.125% due 02/15/04                                75                 77
Anadarko Finance Co.
      7.500% due 05/01/31                             1,455              1,478
Anadarko Petroleum Corp.
      7.200% due 03/15/29                               350                344
Anheuser-Busch Co., Inc.
      6.800% due 01/15/31                             1,095              1,066
AOL Time Warner, Inc.
      6.750% due 04/15/11                               950                948
Appalachian Power Co.
      6.800% due 03/01/06                             1,250              1,267
Archer Daniels Midland Co.
      7.000% due 02/01/31                               850                822
      8.375% due 04/15/17                               900                989
Aristar, Inc.
      6.000% due 05/15/02                             1,935              1,954
Associates Corp. of North America
      6.450% due 10/15/01                             2,000              2,046
      6.500% due 10/15/02                               400                409
      5.500% due 02/15/04                             2,000              1,990
      6.000% due 07/15/05                               225                227
   Series H
      7.090% due 04/11/03                               400                415
AT&T Corp.
      6.000% due 03/15/09                               100                 93
      6.500% due 03/15/29                             2,250              1,862
      8.625% due 12/01/31                               440                438
AT&T Wireless Group
      7.350% due 03/01/06                               860                870
Atlantic Richfield Co.
      5.550% due 04/15/03                                90                 91
Avalonbay Communities, Inc.
      7.500% due 12/15/10                                50                 51
Avco Financial Services, Inc.
      6.000% due 08/15/02                               400                405

                                                          Fixed Income I Fund 79

FIXED INCOME I FUND

                                                     April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT          VALUE
                                                           (000)           (000)
                                                             $               $
                                                         --------         ------
AXA Financial, Inc.
      7.750% due 08/01/10                                    735            783
Baltimore Gas & Electric Co.
      6.500% due 02/15/03                                    550            563
Banco Latinoamericano de
   Exportaciones SA
      6.244% due 11/30/01 (c)                                500            509
Bank of America Corp.
      6.850% due 03/01/03                                    425            437
      7.400% due 01/15/11                                  1,560          1,624
Bank of New York, Inc.
      7.875% due 11/15/02                                    500            522
Bank One Corp.
      5.488% due 11/14/01 (c)                              3,000          3,001
      6.875% due 08/01/06                                    750            771
BankAmerica Corp.
   Series H
      5.750% due 03/01/04                                     85             85
BankBoston Corp.
      6.125% due 03/15/02                                  1,200          1,214
Banque Centrale de Tunisie
      7.500% due 08/06/09                                  2,300          2,078
Barnett Bank, Inc.
      6.900% due 09/01/05                                    665            684
Bear Stearns Co., Inc.
      7.054% due 08/01/02 (c)                                300            299
      5.210% due 03/28/03 (c)                              1,800          1,800
Bell Telephone Co. of Pennsylvania
      8.350% due 12/15/30                                    645            709
Bellsouth Capital Funding Corp.
      7.875% due 02/15/30                                  1,000          1,056
Bellsouth Telecommunications, Inc.
      7.000% due 12/01/95                                    295            266
      6.000% due 06/15/02                                    100            101
Beneficial Corp.
      8.400% due 05/15/08                                    757            820
Boeing Capital Corp.
   Series X
      6.350% due 11/15/07                                    950            959
Burlington Northern Santa Fe Co.
      7.875% due 04/15/07                                    210            222
      7.082% due 05/13/29                                  1,200          1,108
Burlington Resources, Inc.
      6.680% due 02/15/11                                     65             64
Cabot Industrial Property, LP
      7.125% due 05/01/04                                    100            101
Campbell Soup Co.
      6.750% due 02/15/11                                    550            542
      8.875% due 05/01/21                                    500            556
Carolina Power & Light Co.
      6.875% due 08/15/23                                    250            217
Caterpillar Financial Services Corp.
      9.500% due 02/06/07                                     80             89
Central Fidelity Banks, Inc.
      8.150% due 11/15/02                                    280            291
Central Power & Light Co.
   Series FF
      6.875% due 02/01/03                                    550            562
Champion International Corp.
      6.400% due 02/15/26                                    570            569
Chase Manhattan Corp.
      8.500% due 02/15/02                                     65             67
   Series C
      6.750% due 12/01/04                                  1,080          1,120
Chesapeake & Potomac Telephone Co.
      8.375% due 10/01/29                                    405            441
Chrysler Financial Co., LLC
   Series R
      5.209% due 02/10/03 (c)                              2,000          1,964
Citicorp
      9.500% due 02/01/02                                    195            202
      7.125% due 06/01/03                                    485            503
Citigroup, Inc.
      6.875% due 02/15/98                                    920            842
City National Bank
      6.375% due 01/15/08                                    575            526
Clorox Co.
      6.125% due 02/01/11                                    855            827
Coastal Corp.
      6.200% due 05/15/04                                    645            644
      7.500% due 08/15/06                                    845            879
      7.625% due 09/01/08                                  1,425          1,479
      6.375% due 02/01/09                                    250            241
Coca-Cola Enterprises, Inc.
      7.000% due 10/01/26                                    665            689
      6.950% due 11/15/26                                    100             97
Comcast Cable Communications
      8.375% due 05/01/07                                    375            412
      6.200% due 11/15/08                                    950            923
Commercial Credit Group, Inc.
      7.875% due 07/15/04                                    625            663
      6.500% due 06/01/05                                    300            306
      8.700% due 06/15/10                                    795            874
Commonwealth Edison Co.
   Series 85
      7.375% due 09/15/02                                  1,120          1,151
Compaq Computer Corp.
      7.450% due 08/01/02                                    700            705
Conagra, Inc.
      8.100% due 05/20/02                                    300            310
      7.400% due 09/15/04                                     80             82

80 Fixed Income I Fund

FIXED INCOME I FUND

                                                     April 30, 2001 (Unaudited)

                                                    PRINCIPAL            MARKET
                                                      AMOUNT             VALUE
                                                      (000)              (000)
                                                        $                  $
                                                    ---------            ------
Conoco, Inc.
      6.950% due 04/15/29                                 875               853
Consolidated Edison, Inc.
      8.125% due 05/01/10                                 500               526
   Series 98-A
      6.250% due 02/01/08                               1,015               976
Countrywide Home Loan
   Series H
      6.250% due 04/15/09                               1,390             1,353
Cox Communications, Inc.
      6.500% due 11/15/02                                 600               608
      6.690% due 09/20/04                                 500               507
      6.400% due 08/01/08                                 525               512
      7.875% due 08/15/09                                  65                68
Cox Radio, Inc.
      6.625% due 02/15/06                                 475               477
CPC International, Inc.
   Series E
      7.250% due 12/15/26                               1,150             1,155
CSX Corp.
      6.250% due 10/15/08                                 850               826
      6.750% due 03/15/11                               1,490             1,471
      7.250% due 05/01/27                                 850               874
CVS Corp.
      5.625% due 03/15/06                               1,215             1,195
DaimlerChrysler AG
      7.450% due 03/01/27                                 990               907
DaimlerChrysler North America
   Holding Corp.
      5.640% due 08/23/02 (c)                             600               601
      6.900% due 09/01/04                               1,835             1,869
      7.400% due 01/20/05                                 225               232
      7.750% due 06/15/05                                 375               393
      7.750% due 01/18/11                                 900               919
      8.500% due 01/18/31                                 475               486
Dayton Hudson Corp.
      7.500% due 07/15/06                                  65                70
Deere & Co.
      8.100% due 05/15/30                               1,325             1,392
Delphi Automotive Systems Corp.
      6.125% due 05/01/04                                  90                89
Delta Air Lines, Inc.
   Series 00-1
      7.570% due 11/18/10                                  50                53
   Series C
      6.650% due 03/15/04                                 590               573
Donaldson Lufkin Jenrette
      5.298% due 07/18/03 (c)                             200               201
Dow Chemical Co.
      7.375% due 11/01/29                                  70                70
Du Pont EI de Nemours & Co.
      6.750% due 09/01/07                                  75                77
Duke Capital Corp.
      7.250% due 10/01/04                                 500               519
Duke Energy Corp.
      7.000% due 07/01/33                               1,030               900
      6.875% due 08/01/23                                 700               621
Duke Energy Field Services, LLC
      7.500% due 08/16/05                                 570               590
Duke Weeks Realty, LP
      7.750% due 11/15/09                               1,425             1,467
Duke-Weeks Realty, LP
      6.950% due 03/15/11                                 300               294
E. I. Du Pont de Nemours
      6.750% due 10/15/04                               1,000             1,038
Electronic Data Systems Corp.
      6.850% due 10/15/04                               1,300             1,330
Enron Corp.
      6.750% due 08/01/09                               1,855             1,840
EOP Operating, LP
      7.375% due 11/15/03                                 825               855
      6.500% due 01/15/04                               1,350             1,368
ERP Operating, LP
      6.950% due 03/02/11                                 475               469
Federal Express Corp.
      6.875% due 02/15/06                                 440               446
      7.600% due 07/01/97                                 400               372
Fifth Third Bank
      6.750% due 07/15/05                                 900               920
Fifth Third Capital Trust I
   Series A
      8.136% due 03/15/27                                 365               360
First Bank Systems, Inc.
      8.000% due 07/02/04                               1,050             1,110
First Interstate Bancorp
      9.375% due 01/23/02                                 225               232
First Union Corp.
      6.875% due 09/15/05                                 625               647
      7.500% due 07/15/06                                 425               451
First Union Institutional Capital Trust I
      8.040% due 12/01/26                                 100                99
First Union National Bank
      7.125% due 10/15/06                                 625               651
   Series BKNT
      5.800% due 12/01/08                                 300               285
Firstar Bank North America
      7.125% due 12/01/09                               1,115             1,148

                                                         Fixed Income I Fund 81

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ---------       -------
Fleet Financial Group, Inc.
      6.875% due 03/01/03                                      350           360
      8.125% due 07/01/04                                      675           718
      6.875% due 01/15/28                                       76            72
Florida Power & Light Co.
      6.875% due 12/01/05                                    4,000         4,156
Ford Motor Co.
      8.900% due 01/15/32                                      470           517
Ford Motor Credit Co.
      5.190% due 06/20/03 (c)                                2,200         2,199
      5.583% due 05/21/04 (c)                                1,000           970
      6.700% due 07/16/04                                    2,695         2,758
      6.750% due 05/15/05                                      550           562
      6.875% due 02/01/06                                    1,050         1,073
      5.800% due 01/12/09                                    2,075         1,936
      7.375% due 10/28/09                                    2,375         2,434
      7.375% due 02/01/11                                      275           282
Fort James Corp.
      6.625% due 09/15/04                                    1,225         1,173
      6.875% due 09/15/07                                       75            69
Fortune Brands, Inc.
      7.875% due 01/15/23                                      400           394
France Telecom
      7.200% due 03/01/06                                      780           794
GE Global Insurance Holding Corp.
      6.450% due 03/01/19                                      900           849
General Electric Capital Corp.
      8.850% due 04/01/05                                      185           207
      8.300% due 09/20/09                                      470           536
   Series A
      6.650% due 09/03/02                                      900           920
General Motors Acceptance Corp.
      7.250% due 03/02/11                                    3,015         3,063
      4.685% due 07/21/03                                      300           300
General Motors Acceptance Corp.
   of Canada, Ltd.
      5.510% due 08/18/03 (c)                                3,500         3,433
Georgia Power Co.
   Series G
      6.200% due 02/01/06                                      800           802
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                    1,575         1,572
Grand Metropolitan Investment Corp.
      7.450% due 04/15/35                                      425           445
GTE California, Inc.
      6.750% due 05/15/27                                      700           649
GTE Corp.
      6.840% due 04/15/18                                       50            47
Harrahs Operating Co., Inc.
      7.500% due 01/15/09                                    1,300         1,282
Hartford Life, Inc.
      6.900% due 06/15/04                                      100           103
Heller Financial, Inc.
      7.500% due 08/23/02                                      520           535
Hertz Corp.
      7.625% due 08/01/02                                      450           462
      7.000% due 07/01/04                                       65            67
      9.000% due 11/01/09                                      390           439
Household Finance Corp.
      6.125% due 07/15/02                                      800           810
      6.875% due 03/01/03                                      125           128
      7.200% due 07/15/06                                      770           804
HSBC USA, Inc.
      6.625% due 03/01/09                                    1,160         1,156
ING Capital Funding Trust III
      8.439% due 09/30/49 (c)(d)                             1,340         1,420
International Business Machines Corp.
      6.220% due 08/01/27                                      500           497
      7.125% due 12/01/96                                    1,275         1,186
International Lease Finance Corp.
   Series K
      6.580% due 10/16/01                                    2,000         2,058
International Paper Co.
      9.400% due 06/01/02                                      600           625
ITT Financial Corp.
      7.400% due 11/15/25                                    1,165           991
JP Morgan Chase & Co.
      6.750% due 02/01/11                                      760           765
JPM Capital Trust I
      7.540% due 01/15/27                                      285           272
Kellogg Co.
      5.500% due 04/01/03                                    1,170         1,165
      7.450% due 04/01/31                                      450           436
KeyCorp
      8.000% due 07/01/04                                      200           210
      7.500% due 06/15/06                                      875           926
Keyspan Corp.
      7.625% due 11/15/10                                      960         1,016
Keyspan Gas East
      7.875% due 02/01/10                                    1,175         1,258
Kinder Morgan Energy Partners, LP
      6.750% due 03/15/11                                      820           810
Knight-Ridder, Inc.
      6.875% due 03/15/29                                    1,378         1,225
Kohls Corp.
      6.300% due 03/01/11                                      780           754

82 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL         MARKET
                                                        AMOUNT           VALUE
                                                         (000)           (000)
                                                           $               $
                                                       ---------        -------
Lehman Brothers Holdings, Inc.
      7.750% due 01/15/05                                    70              74
      7.000% due 02/01/08                                    35              35
Liberty Property, LP
      8.500% due 08/01/10                                    40              42
      7.250% due 03/15/11                                   785             767
Lincoln National Corp.
      7.250% due 05/15/05                                   450             466
      6.500% due 03/15/08                                   250             246
      7.000% due 03/15/18                                   700             669
Litton Industries, Inc.
      6.050% due 04/15/03                                    75              75
Lockheed Martin Corp.
      8.375% due 06/15/24                                    75              79
Loral Corp.
      7.000% due 09/15/23                                   900             817
Lowes Cos., Inc.
      6.875% due 02/15/28                                 1,520           1,353
Manufacturers & Traders Trust Co.
      7.000% due 07/01/05                                   525             538
      8.000% due 10/01/10                                    60              64
Marriott International
      7.000% due 01/15/08                                   740             737
Martin Marietta Corp.
      7.000% due 03/15/11                                   325             316
Masco Corp.
      6.750% due 03/15/06                                 1,095           1,102
MCI WorldCom, Inc.
      6.400% due 08/15/05 (c)                               175             171
Mellon Bank NA
      7.000% due 03/15/06                                    65              68
Mercantile Bancorp.
      7.050% due 06/15/04                                 1,100           1,136
Merck & Co., Inc.
      6.300% due 01/01/26                                    85              80
   Series B
      5.760% due 05/03/37                                 1,575           1,589
MidAmerican Energy Co.
      7.375% due 08/01/02                                 1,750           1,790
Morgan (J.P.) & Co., Inc.
      5.750% due 02/25/04                                    90              90
Morgan Stanley Dean Witter
      6.100% due 04/15/06                                 2,020           2,013
Motorola, Inc.
      7.625% due 11/15/10                                   790             740
Nabisco, Inc.
      6.700% due 06/15/02                                    80              81
      6.375% due 02/01/35                                 1,000             991
National City Corp.
      5.750% due 02/01/09                                   340             318
      6.875% due 05/15/19                                 1,025             974
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                   430             456
News America Holdings, Inc.
      8.500% due 02/15/05                                   750             802
      8.875% due 04/26/23                                   575             598
      7.750% due 01/20/24                                   600             557
Niagara Mohawk Power Corp.
      7.375% due 07/01/03                                   605             621
Nisource Finance Corp.
      7.500% due 11/15/03                                 1,150           1,194
Noram Energy Corp.
      6.375% due 11/01/03 (c)                             3,000           3,052
Norfolk Southern Corp.
      6.200% due 04/15/09                                 1,300           1,242
      7.800% due 05/15/27                                    75              75
      7.050% due 05/01/37                                 1,365           1,382
Northern Trust Co.
      6.300% due 03/07/11                                   875             849
Northwestern Bell Telephone Co.
      7.750% due 05/01/30                                   455             434
NRG Energy, Inc.
      7.500% due 06/01/09                                   680             673
NYNEX Corp.
      9.550% due 05/01/10                                   456             495
Ocean Energy, Inc.
      7.625% due 07/01/05                                   540             558
Pennsylvania Power & Light
   Resources, Inc.
      6.500% due 04/01/05                                   120             121
Pepsi Bottling Group, Inc.
   Series B
      7.000% due 03/01/29                                   565             561
Philip Morris Cos., Inc.
      7.000% due 07/15/05                                 1,700           1,747
      6.950% due 06/01/06                                   380             389
      7.650% due 07/01/08                                   395             414
Phillips Petroleum Co.
      7.000% due 03/30/29                                   350             335
Pitney Bowes Credit Corp.
      8.550% due 09/15/09                                   780             872
PNC Funding Corp.
      6.125% due 09/01/03                                   750             763
      7.500% due 11/01/09                                   945             991
Praxair, Inc.
      6.850% due 06/15/05                                   880             906
Progress Energy, Inc.
      6.750% due 03/01/06                                 1,185           1,207
      7.750% due 03/01/31                                   350             350
Provident Cos., Inc.
      6.375% due 07/15/05                                   700             688

                                                          Fixed Income I Fund 83

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAl         MARKET
                                                        AMOUNT           VALUE
                                                         (000)           (000)
                                                           $               $
                                                       ---------         -------
Qwest Capital Funding, Inc.
      6.250% due 07/15/05                                    100              99
Qwest Communications International, Inc.
   Series B
      7.500% due 11/01/08                                  1,225           1,254
Qwest Corp.
      7.625% due 06/09/03                                  1,850           1,923
Raytheon Co.
      6.300% due 03/15/05                                  1,095           1,073
Regions Financial Corp.
      7.000% due 03/01/11                                    795             796
Safeway, Inc.
      7.000% due 09/15/02                                    900             921
      6.050% due 11/15/03                                    500             506
      6.500% due 11/15/08                                     75              74
      6.500% due 03/01/11                                    900             872
      7.250% due 02/01/31                                    475             452
SBC Communications, Inc.
      6.250% due 03/15/11                                  1,640           1,601
Sears Roebuck Acceptance Corp.
      6.750% due 01/15/28                                    950             814
      6.500% due 12/01/28                                    100              83
Security Capital Group, Inc.
      6.950% due 06/15/05                                    750             745
Simon Debartolo Group, LP
      6.750% due 06/15/05                                  1,250           1,231
Small Business Administration-SBIC
   Series 10B
      7.449% due 08/01/10                                    599             638
Spieker Properties, LP
      7.650% due 12/15/10                                    635             651
Sprint Capital Corp.
      5.700% due 11/15/03                                    875             865
      7.125% due 01/30/06                                  1,275           1,284
      6.125% due 11/15/08                                  1,140           1,046
Sun Microsystems, Inc.
      7.000% due 08/15/02                                     70              71
Suntrust Banks, Inc.
      7.375% due 07/01/02                                    575             591
      7.375% due 07/01/06                                     65              68
      6.250% due 06/01/08                                    160             157
      7.750% due 05/01/10                                    775             831
Tele-Communications, Inc.
      7.875% due 02/15/26                                    325             320
      7.125% due 02/15/28                                    475             432
Telecom de Puerto Rico
      6.650% due 05/15/06                                     75              73
Temple Inland, Inc.
      7.250% due 09/15/04                                    575             581
Texaco Capital, Inc.
      9.750% due 03/15/20                                    315             403
      8.875% due 09/01/21                                    440             528
Texas Utilities Electric Co.
      8.250% due 04/01/04                                    625             659
Time Warner, Inc.
      7.975% due 08/15/04                                    450             480
      6.875% due 06/15/18                                  1,050           1,008
      6.950% due 01/15/28                                  1,100           1,027
Times Mirror Co.
      7.450% due 10/15/09                                    850             867
Tosco Corp.
      8.125% due 02/15/30                                    375             402
Transamerica Finance Corp.
      7.250% due 08/15/02                                  1,300           1,327
   Series F
      5.930% due 03/25/02                                  1,000           1,012
Transocean Sedco Forex, Inc.
      7.500% due 04/15/31                                  1,780           1,751
TRW, Inc.
      6.625% due 06/01/04                                    875             868
      7.625% due 03/15/06                                    225             230
      7.125% due 06/01/09                                    750             721
UBS PFD Funding Trust I
      8.622% due 10/29/49 (d)                                525             566
Union Carbide Corp.
      7.875% due 04/01/23                                    835             858
Union Oil Co.
      9.400% due 02/15/11                                    390             457
Union Pacific Corp.
      7.600% due 05/01/05                                    425             447
Union Pacific Railroad Trust
   Pass-thru Certificate
   Series 1996-A2
      7.060% due 05/15/03                                    450             463
United Parcel Service of America, Inc.
   Step Up Bond
      8.375% due 04/01/30 (c)                                 50              58
United Technologies Corp.
      7.000% due 09/15/06                                    800             842
      8.750% due 03/01/21                                    445             518
US Bank National Association Minnesota
      5.149% due 12/19/01 (c)                              3,000           3,002
      5.625% due 11/30/05                                    750             741
Viacom, Inc.
      7.700% due 07/30/10                                  1,510           1,604
      7.875% due 07/30/30                                    850             886
Virginia Electric & Power Co.
      8.750% due 04/01/21                                    335             336
   Series C
      8.000% due 03/01/04                                     80              85

84 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL         MARKET
                                                        AMOUNT            VALUE
                                                         (000)            (000)
                                                           $                $
                                                       ---------         -------

Wachovia Corp.
      6.800% due 06/01/05                                    280             288
Wal-Mart Stores, Inc.
      7.550% due 02/15/30                                  1,000           1,086
      5.875% due 10/15/05                                     90              91
   Series 1994-B3
      8.800% due 12/30/14                                    360             414
Washington Mutual, Inc.
      7.500% due 08/15/06                                     85              90
Wells Fargo Co.
      6.250% due 11/01/02                                    425             433
      6.375% due 11/15/03                                    650             665
      6.875% due 04/01/06                                    500             521
   Series H
      6.750% due 06/15/07                                    225             229
Westdeutsche Landesbank NY
      6.750% due 06/15/05                                  1,000           1,032
      6.050% due 01/15/09                                    400             387
Westvaco Corp.
      6.850% due 11/15/04                                  1,200           1,205
      7.950% due 02/15/31                                    200             187
Willamette Industries, Inc.
      7.850% due 07/01/26                                    750             712
Williams Cos., Inc.
      7.625% due 07/15/19                                    800             792
Wisconsin Central Transportation Corp.
      6.625% due 04/15/08                                    965             895
World Financial Properties Tower
   Series 1996 WBF-B
      6.910% due 09/01/13                                    500             506
WorldCom, Inc.
      5.575% due 11/26/01 (c)                              1,800           1,797
      8.000% due 05/15/06                                  1,845           1,916
      8.250% due 05/15/10                                  1,300           1,349
Zurich Capital Trust I
      8.376% due 06/01/37                                    650             641
                                                                         -------
                                                                         252,011
                                                                         -------
EURODOLLAR BONDS - 2.0%

Asian Development Bank
      6.250% due 10/24/05                                    400             413
Bear Stearns Co., Inc.
      5.318% due 03/18/05 (c)                              1,300           1,282
British Telecommunications PLC
      7.625% due 12/15/05                                    985           1,021
      8.125% due 12/15/10                                  1,725           1,790
BSCH Issuances, Ltd.
      7.625% due 09/14/10                                  1,195           1,233
Countrywide Home Loans, Inc.
      5.339% due 06/03/03 (c)                              3,200           3,176
Deutsche Telekom International
   Finance BV
      7.750% due 06/15/05                                  1,315           1,362
Finland, Republic of
      7.875% due 07/28/04                                    100             108
Ford Motor Credit Co.
      6.500% due 02/28/02                                  5,000           5,163
Korea Development Bank
      7.375% due 09/17/04                                    640             645
Merita Bank, Ltd.
      7.150% due 12/29/49 (d)                               250              253
      7.500% due 12/29/49 (d)                               675              668
Nationsbank Corp.
      5.184% due 06/17/02 (c)                             3,000            3,000
Ontario, Province of
      7.375% due 01/27/03                                   450              469
      5.500% due 10/01/08                                   100               97
Royal Bank of Scotland PLC
   Series 1
      9.118% due 03/31/49 (d)                               300              332
SCL Term Aereo Santiago SA
      6.950% due 07/01/12                                 3,000            2,871
Sony Corp.
      6.125% due 03/04/03                                   100              102
Telefonica Europe BV
      8.250% due 09/15/30                                   820              847
United Mexican States
      9.875% due 02/01/10                                   100              108
Vodafone Group PLC
      5.080% due 12/19/01 (c)                             1,400            1,401
                                                                         -------
                                                                          26,341
                                                                         -------
MORTGAGE-BACKED SECURITIES - 45.7%
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class A1
      7.500% due 12/25/30 (c)                             1,057            1,068
   Series 2000-1 Class A2
      5.210% due 12/25/30 (c)                                90               91
   Series 2000-2 Class A1
      7.497% due 11/25/30 (c)                                91               92
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2000-WF1 Class A2
      7.780% due 02/15/10                                 1,819            1,960
Bishop's Gate Residential
   Mortgage Trust
   Series 2001-1A Class A2
      5.338% due 05/20/04 (c)                               635              634

                                                          Fixed Income I Fund 85

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                               PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                 (000)                (000)
                                                   $                    $
                                               ---------             -------
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-1 Class E
      7.370% due 12/19/07                            900                 900
   Series 1997-2 Class D
      6.600% due 12/19/07                            300                 293
   Series FL1
      5.300% due 11/15/05 (c)                      5,430               5,394
COMM
   Series 2001-J1A Class A2
      6.457% due 01/16/11                          1,500               1,465
COMM Mortgage Trust
   Series 1999-1 Class A1
      6.145% due 02/15/08                          2,498               2,525
Commercial Mortgage Acceptance Corp.
   Series 1998-C1 Class A1
      6.230% due 12/15/07                          1,371               1,392
Countrywide Home Loans
   Series 2000-2 Class A2
      7.750% due 04/25/30                             67                  69
   Series 2000-8 Class A2
      7.750% due 01/25/31                             83                  85
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2001-CF2 Class A4
      6.505% due 01/15/11                          2,125               2,125
   Series 2001-CK1 Class A3
      6.380% due 12/18/10                          2,540               2,506
DLJ Mortgage Acceptance Corp.
   Series 1996-CF1 Class A1B
      7.580% due 02/12/06                          2,000               2,108
Federal Home Loan Mortgage Corp. (b)
      6.000% 15 Year TBA Gold                      6,235               6,186
      6.000% 30 Year TBA Gold                     31,225              30,152
      6.500% 30 Year TBA Gold                     37,140              36,691
      7.000% 30 Year TBA Gold                        100                 101
Federal Home Loan Mortgage Corp.
   Series 1501 Class G
      6.400% due 05/15/18                            501                 502
   Series 1606 Class I
      6.500% due 11/15/08                          1,719                 186
   Series 1997-81 Class PC
      5.000% due 04/18/27                          1,500               1,433
   Series 2104 Class ZM
      6.000% due 12/15/28                          1,144                 959
   Series 2266 Class F
      5.470% due 11/15/30 (c)                        625                 625
   Series K Class 5
      7.760% due 05/01/12                            777                 806


Federal Home Loan Mortgage Corp.
   Participation Certificate
      6.500% due 2003                                 88                  89
      7.000% due 2003                                  6                   6
      6.500% due 2008                                537                 545
      7.000% due 2008                                201                 206
      6.500% due 2009                                199                 202
      8.000% due 2009                                 66                  68
      6.000% due 2010                                139                 139
      6.500% due 2010                                 48                  49
      7.000% due 2010                              1,067               1,094
      7.500% due 2010                                467                 484
      8.000% due 2010                                258                 269
      6.000% due 2011                              1,586               1,578
      7.000% due 2011                                121                 124
      7.500% due 2011                                 65                  67
      6.000% due 2012                                125                 124
      7.500% due 2012                                872                 900
      6.000% due 2013                                843                 837
      6.500% due 2014                                888                 896
      7.500% due 2014                                779                 804
      12.000% due 2014                               106                 118
      7.500% due 2015                                355                 367
      9.000% due 2016                                549                 580
      12.500% due 2016                                63                  72
      9.000% due 2017                                 10                  11
      9.000% due 2018                                855                 908
      9.000% due 2020                                534                 565
      6.500% due 2024                              3,288               3,274
      7.500% due 2024                                 85                  88
      6.500% due 2025                                273                 271
      8.000% due 2025                                632                 658
      8.500% due 2025                                381                 406
      9.000% due 2025                                351                 370
      9.000% due 2026                                  6                   6
      6.896% due 2027 (c)                            562                 574
      8.500% due 2027                              1,034               1,094
      6.500% due 2028                              3,608               3,579
      7.500% due 2029                              4,328               4,420
      6.500% due 2030                                219                 217
      7.500% due 2030                              5,705               5,827
      7.813% due 2030                                621                 650
Federal National Mortgage Association (b)
      6.500% 15 Year TBA                           5,525               5,570
      6.000% 30 Year TBA                          22,105              21,324
      6.500% 30 Year TBA                          18,915              18,662
      7.000% 30 Year TBA                          10,830              10,915

86 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
Federal National Mortgage
   Association Pools
      8.000% due 2002                                        101             102
      7.000% due 2003                                        487             495
      7.500% due 2003                                        295             300
      8.000% due 2003                                         53              53
      6.500% due 2004                                        128             130
      8.000% due 2004                                         14              14
      8.000% due 2005                                          6               7
      8.000% due 2006                                         40              41
      7.200% due 2007                                        960           1,014
      6.625% due 2010                                      1,845           1,922
      10.500% due 2010                                         2               2
      6.500% due 2011                                        404             408
      7.000% due 2011                                        104             107
      8.000% due 2011                                         65              68
      6.500% due 2012                                        519             524
      5.500% due 2013                                        103             100
      6.000% due 2013                                      6,589           6,535
      6.000% due 2013                                        777             770
      6.500% due 2013                                        808             815
      6.500% due 2013                                      4,887           4,927
      5.500% due 2014                                      3,650           3,545
      6.500% due 2014                                        449             453
      7.000% due 2015                                      1,155           1,179
      7.000% due 2016                                      3,989           4,072
      7.500% due 2017                                         18              18
      8.000% due 2017                                         15              16
      9.000% due 2017                                        221             235
      8.500% due 2018                                        206             216
      7.500% due 2022                                         15              15
      6.500% due 2023                                        350             349
      7.500% due 2023                                         46              47
      7.500% due 2024                                      1,380           1,414
      8.000% due 2024                                      1,740           1,807
      8.500% due 2024                                        357             380
      9.000% due 2024                                         51              54
      7.000% due 2025                                        627             634
      7.500% due 2025                                        485             496
      8.000% due 2025                                         79              82
      8.500% due 2025                                        453             481
      7.000% due 2026                                        885             895
      7.500% due 2026                                         25              25
      9.000% due 2026                                        163             171
      7.000% due 2027                                        298             301
      7.500% due 2027                                        339             346
      9.000% due 2027                                         11              11
      6.000% due 2028                                         27              26
      6.000% due 2028                                      3,722           3,604
      6.500% due 2028                                      2,622           2,598
      7.500% due 2028                                      1,072           1,096
      6.000% due 2029                                        697             675
      6.500% due 2029                                     33,044          32,736
      7.000% due 2029                                      8,730           8,801
      7.500% due 2029                                      4,600           4,694
      8.000% due 2029                                      8,656           8,949
      7.000% due 2030                                      5,396           5,439
      7.500% due 2030                                     25,952          26,479
      8.000% due 2030                                     10,228          10,573
      7.000% due 2031                                      1,142           1,151
      7.500% due 2031                                      6,845           6,984
      8.000% due 2031                                      2,366           2,446
      7.271% due 2040 (c)                                    408             413
Federal National Mortgage Association
   Series 1993-134 Class H
      6.500% due 08/25/08                                 1,930            1,947
   Series 1993-53 Class G
      5.750% due 08/25/19                                   453              453
Federal National Mortgage
   Association ACES
   Series 1997-M5 Class B
      6.650% due 08/25/07                                   250              258
   Series 1998-M1 Class A
      6.250% due 01/25/08                                 1,250            1,261
   Series 1998-M4 Class B
      6.424% due 12/25/23                                 1,720            1,755
   Series 1999-M4 Class A
      7.354% due 12/25/09                                 1,770            1,823
   Series 2000-M1 Class A
      7.369% due 01/17/13 (c)                             1,760            1,866
Federal National Mortgage
   Association REMIC
   Series 1992-158 Class ZZ
      7.750% due 08/25/22                                   578              601
   Series 1997-55 Class ZA
      7.000% due 04/18/27                                 6,383            6,248
Fifth Third Mortgage Loan Trust
   Series 2000-FTB1 Class A2
      6.500% due 10/18/30                                 1,715            1,743
First Union National Bank
   Commercial Mortgage Trust
   Series 2000-C2 Class A1
      6.940% due 04/15/10                                   987            1,023
First Union-Lehman Brothers
   Commercial Mortgage Trust
   Series 1007-C2 Class A3
      6.650% due 12/18/07                                   650              665
General Growth Properties
   Series 1 Class A1
      6.537% due 11/15/04                                 1,185            1,222

                                                          Fixed Income I Fund 87

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1996-C1 Class A2A
      6.790% due 09/15/03                                   287              288
   Series 1997-C1 Class A3
      6.869% due 08/15/07                                   140              144
   Series 1997-C1 Class E
      7.085% due 11/15/10                                   700              689
   Series 1999-C2 Class A1
      6.570% due 09/15/33                                 2,905            2,972
Government National
   Mortgage Association (b)
      6.000% 30 Year TBA                                 30,000           29,016
      6.500% 30 Year TBA                                 43,000           42,651
      7.000% 30 Year TBA                                  8,000            8,082
Government National
   Mortgage Association Pools
      8.500% due 2005                                        12               13
      6.500% due 2008                                        62               63
      6.500% due 2009                                       449              458
      6.500% due 2010                                       111              113
      7.000% due 2011                                       114              118
      9.500% due 2016                                        68               74
      8.000% due 2017                                        52               54
      9.000% due 2017                                     1,606            1,721
      9.000% due 2020                                         3                3
     10.500% due 2020                                       409              455
     10.500% due 2021                                        53               59
      7.000% due 2022                                     1,982            2,012
      8.000% due 2022                                       236              246
      8.500% due 2022                                        28               29
      6.500% due 2023                                       924              921
      7.000% due 2023                                     6,106            6,192
      7.125% due 2023 (c)                                 1,262            1,291
      7.500% due 2023                                     5,318            5,465
      7.000% due 2024                                    14,499           14,698
      7.125% due 2024 (c)                                 1,271            1,302
      7.500% due 2024                                     1,737            1,784
      8.000% due 2024                                       633              658
      8.500% due 2024                                        91               96
      8.000% due 2025                                       267              277
      6.500% due 2026                                     2,751            2,734
      7.000% due 2026                                        22               22
      6.500% due 2027                                       104              103
      7.500% due 2027                                     8,630            8,840
      7.625% due 2027 (c)                                   950              972
      6.000% due 2028                                     4,498            4,353
      6.500% due 2028                                     1,288            1,279
      7.000% due 2028                                     3,686            3,725
      7.500% due 2028                                       208              213
      6.000% due 2029                                     3,198            3,103
      6.500% due 2029                                     1,665            1,651
      7.000% due 2029                                     2,106            2,125
      7.500% due 2029 (c)                                 1,113            1,139
      8.000% due 2029                                     3,380            3,498
      8.500% due 2029                                     1,152            1,201
      6.500% due 2030 (c)                                   434              437
      6.625% due 2030 (c)                                 3,651            3,573
      7.000% due 2030 (c)                                 2,947            2,981
      7.500% due 2030                                       415              424
      8.000% due 2030                                     6,902            7,137
      8.500% due 2030                                     2,725            2,841
      7.500% due 2031                                       299              306
Government National
   Mortgage Association I
      8.000% due 2030                                       702              726
Greenwich Capital Acceptance, Inc.
   Mortgage Pass-thru Certificate
   Series 1993 Class LB-1
      7.831% due 04/25/23 (c)                               121              121
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
      6.940% due 07/13/30                                    90               92
Guaranteed Export Trust
   Series 1996-A
      6.550% due 06/15/04                                   455              469
Housing Securities, Inc.
   Series 1994-2 Class A1
      6.500% due 07/25/09                                   572              581
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
      7.110% due11/15/03 (c)                              4,600            4,750
Impac Secured Assets Common
   Owner Trust
   Series 2000-4 Class A2
      7.290% due 08/25/26                                 3,290            3,376
Key Corp.
   Series 2000-C1 Class A1
      7.617% due 06/15/09                                 2,233            2,368
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09 (c)                             4,451            4,782
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
      6.580% due 07/25/29                                 4,000            4,033
   Series 2000-TBC1 Class A2B
      6.917% due 03/25/30 (c)                             3,325            3,377
   Series 2000-TBC3 Class A1
      5.243% due 12/15/30 (c)                            12,939           12,825

88 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)


                                                       PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                         (000)             (000)
                                                           $                 $
                                                       ---------          ------
Merrill Lynch Mortgage Investors, Inc.
   Series 1996-C2 Class D
      6.960% due 11/21/28                                    800             787
Morgan Stanley Dean Witter Capital I
   Series 2000-Prin Class A3
      7.360% due 05/23/09                                  2,010           2,121
Mortgage Capital Funding, Inc.
   Series 1996-MC1 Class A2B
      7.900% due 02/15/06                                    950           1,023
   Series 1998-MC1 Class A1
      6.417% due 06/18/07                                    158             161
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
      7.190% due 09/25/05 (c)                                875             892
   Series 2001-1 Class 3A2
      7.250% due 02/25/31                                  3,910           3,968
Prudential Home Mortgage Securities Co.
   Series 1992-38 Class A8
      6.950% due 11/25/22                                  1,640           1,589
Residential Asset Mortgage Products, Inc.
   Series 2000-RS4 Class AI2
      6.710% due 11/25/21                                    500             505
Residential Funding Mortgage
   Securities I, Inc.
   Series 1997-S19 Class A4
      6.500% due 12/25/12                                    407             411
Resolution Trust Corp.
   Series 1995 - C1 Class D
      6.900% due 02/25/27                                  1,300           1,299
Salomon Brothers Mortgage
   Securities VII
   Collateral Interest Strip
   Series 2000-BOA1 Class A
      7.600% due 08/25/30                                     78              78
Salomon Brothers Mortgage
   Securities VII
   Mortgage Pass-thru Certificate
   Series 1994-16 Class A
      8.980% due 11/25/24 (c)                                343             350
Small Business Investment Cos.
   Series 1999-P10B Class 1
      7.540% due 08/10/09                                  3,963           4,248
TIAA Retail Commercial Mortgage Trust
   Series 1999-1 Class A
      7.170% due 04/15/08                                     99             103
Washington Mutual
   Series 1999-WM1 Class 3A2
      6.399% due 10/19/39                                  3,100           3,132
   Series 2000-1R Class A
      5.210% due 07/26/03                                    487             487
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-2 Class A1V
      5.613% due 01/25/31 (c)                              1,483           1,452
Washington Mutual, Inc.
   Collateral Strip Interest Only
   Series 2001-1 Class A
      7.176% due 01/25/41 (c)                                 96             100
                                                                         -------
                                                                         597,267
                                                                         -------
MUNICIPAL BONDS - 0.6%
New York State Dormitory
   Authority Revenue
   Series D
      4.750% due 02/15/25                                 4,000            3,644
San Francisco City & County,
   California Airport Commission
   International Airport Revenue
      4.500% due 05/01/26                                 4,500            3,848
                                                                         -------
                                                                           7,492
                                                                         -------

NON-US BONDS - 2.3%
Germany, Federal Republic of
      4.500% due 07/04/09                                 2,800            2,405
      5.375% due 01/04/10                                 2,100            1,915
      5.250% due 07/04/10                                18,420           16,621
      5.250% due 01/04/11                                 8,710            7,865
      6.250% due 01/04/24                                    40               38
      6.500% due 07/04/27                                   340              335
      5.625% due 01/04/28                                   710              629
      4.750% due 07/04/28                                   400              312
      6.250% due 01/04/30                                   350              340
                                                                         -------
                                                                          30,460
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 4.6%
Federal Home Loan Bank
   Series TV09
      5.790% due 04/27/09                                 3,980            3,922
   Series V703
      5.233% due 11/17/03                                 3,125            3,125
Federal Home Loan Mortgage Corp.
      6.375% due 11/15/03                                 5,835            6,042
      5.250% due 01/15/06                                 1,770            1,757
      7.000% due 03/15/10                                 1,110            1,185
      6.875% due 09/15/10                                12,850           13,611
      6.750% due 03/15/31                                   470              483

                                                          Fixed Income I Fund 89

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                         (000)            (000)
                                                           $                $
                                                      ----------        --------
Federal National Mortgage Association
      5.500% due 02/15/06                                  1,810           1,815
      6.940% due 03/19/07                                  1,550           1,572
      6.900% due 08/21/07                                  3,650           3,712
      6.500% due 04/29/09                                  9,185           9,073
      6.400% due 05/14/09                                      5               5
      7.125% due 01/15/30                                    830             891
      7.250% due 05/15/30                                  1,315           1,435
      6.210% due 08/06/38                                    695             655
Government Backed Trust Certificates
   Series 1-C
      9.250% due 11/15/01                                    527             534
   Series T-3
      9.625% due 05/15/02 (c)                                134             136
Resolution Funding Corp.
   Series A
      8.125% due 10/15/19                                    425             511
      8.875% due 07/15/20                                  2,275           2,938
      8.625% due 01/15/21                                    880           1,107
      8.625% due 01/15/30                                    240             316
Tennessee Valley Authority
   Series A
      6.375% due 06/15/05                                    850             885
   Series E
      6.250% due 12/15/17                                  4,615           4,525
                                                                      ----------
                                                                          60,235
                                                                      ----------
UNITED STATES GOVERNMENT TREASURIES - 15.2%
United States Treasury Bond
   Principal Strip
      8.750% due 05/15/20                                  1,000             313
United States Treasury Bond
   Principal and Interest Strip
   Zero Coupon due 11/15/09                                  125              78
   Zero Coupon due 11/15/21                                7,485           2,129
United States Treasury Bonds
      10.750% due 08/15/05                                   870           1,063
      10.375% due 11/15/09                                 2,130           2,504
      11.750% due 02/15/10                                 3,165           3,899
      12.750% due 11/15/10                                16,650          21,827
      13.875% due 05/15/11                                 3,365           4,669
      14.000% due 11/15/11                                 1,590           2,264
      10.375% due 11/15/12                                 2,840           3,624
      12.000% due 08/15/13                                   615             859
      13.250% due 05/15/14                                 3,025           4,560
      12.500% due 08/15/14                                 4,135           6,078
      10.625% due 08/15/15                                   245             361
       9.875% due 11/15/15                                 1,735           2,434
       9.250% due 02/15/16                                   625             839
       7.250% due 05/15/16                                 2,045           2,339
       7.500% due 11/15/16                                 4,785           5,599
       8.750% due 05/15/17                                    55              72
       8.875% due 08/15/17                                 6,515           8,584
       9.125% due 05/15/18                                    10              14
       8.875% due 02/15/19                                12,260          16,287
       8.125% due 08/15/19                                    20              25
       8.750% due 08/15/20                                    70              93
       8.125% due 05/15/21                                     5               6
       8.125% due 08/15/21                                   125             157
       8.000% due 11/15/21                                 2,000           2,491
       7.125% due 02/15/23                                   100             115
       6.250% due 08/15/23                                   115             119
       7.500% due 11/15/24                                   165             198
       6.875% due 08/15/25                                   140             157
       6.500% due 11/15/26                                   800             861
       6.625% due 02/15/27                                 2,350           2,568
       6.375% due 08/15/27                                24,640          26,118
       6.125% due 11/15/27                                   745             765
       3.625% due 04/15/28                                   434             442
       5.500% due 08/15/28                                   800             755
       5.250% due 02/15/29                                 2,505           2,283
       3.875% due 04/15/29                                 3,742           3,980
       6.125% due 08/15/29                                   815             840
       6.250% due 05/15/30                                 8,475           8,933
       5.375% due 02/15/31                                    50              47
United States Treasury Notes
       6.625% due 04/30/02                                 1,800           1,844
       3.625% due 07/15/02                                 2,228           2,270
       5.125% due 12/31/02                                 3,900           3,951
       5.500% due 05/31/03                                   155             158
       5.250% due 08/15/03                                    75              76
       7.875% due 11/15/04                                 6,030           6,632
       7.500% due 02/15/05                                 3,735           4,079
       6.500% due 08/15/05                                    40              43
       5.625% due 02/15/06                                    55              57
       6.875% due 05/15/06                                   295             320
       7.000% due 07/15/06                                    75              82
       6.500% due 10/15/06                                   150             160
       3.375% due 01/15/07                                 2,436           2,477
       6.125% due 08/15/07                                   490             516
       3.625% due 01/15/08                                 4,674           4,798
       5.625% due 05/15/08                                18,070          18,496
       3.875% due 01/15/09                                 5,466           5,692
       6.000% due 08/15/09                                   120             125
       4.250% due 01/15/10                                 3,396           3,636
       6.500% due 02/15/10                                   100             108
       5.750% due 08/15/10                                   675             692
       5.000% due 02/15/11                                 1,130           1,101
                                                                      ----------
                                                                         198,662
                                                                      ----------

90 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                         (000)            (000)
                                                           $                $
                                                      ----------        --------
YANKEE BONDS - 2.9%
Abbey National PLC
      6.700% due 06/29/49 (d)                              1,550           1,475
      7.950% due 10/26/29                                    850             926
African Development Bank
      9.750% due 12/15/03                                    425             469
      6.750% due 10/01/04                                    525             541
      6.875% due 10/15/15                                    775             781
      8.800% due 09/01/19                                    535             624
Alberta Energy Co., Ltd.
      8.125% due 09/15/30                                  1,855           1,994
Alcan, Inc.
      6.450% due 03/15/11                                    885             870
Canadian National Railway Co.
      6.800% due 07/15/18                                    555             515
      6.900% due 07/15/28                                    575             531
Carter Holt Harvey, Ltd.
      7.625% due 04/15/02                                    595             605
      8.875% due 12/01/04                                    350             374
Commonwealth Bank of Australia
   Series A
      8.500% due 06/01/10                                    940           1,055
Diageo Capital PLC
      6.125% due 08/15/05                                    550             554
Gulf Canada Resources, Ltd.
      7.125% due 01/15/11                                    520             521
Hydro-Quebec
   Series GH
      8.250% due 04/15/26                                    605             690
International American
   Development Bank
      6.950% due 08/01/26                                    625             666
Koninklijke KPN NV
      8.000% due 10/01/10                                    545             525
Manitoba, Province of
      5.500% due 10/01/08                                     60              58
   Series CD
      9.250% due 04/01/20                                    335             424
National Australia Bank, Ltd.
   Series A
      8.600% due 05/19/10                                    820             924
National Westminster Bank PLC
      7.375% due 10/01/09                                    880             921
      7.750% due 04/29/49 (d)                              1,175           1,167
New Brunswick, Province of
      7.125% due 10/01/02                                    500             516
      9.750% due 05/15/20                                    320             420
Newfoundland, Province of
      10.000% due 12/01/20                                   150             201
Noranda Forest, Inc.
      6.875% due 11/15/05                                    350             344
Nortel Networks, Ltd.
      6.125% due 02/15/06                                  1,135           1,069
Nova Scotia, Province of
      9.125% due 05/01/21                                    685             853
Ontario, Province of
      8.000% due 10/17/01                                  2,000           2,075
Pemex Finance, Ltd.
      6.125% due 11/15/03                                  1,467           1,446
Quebec, Province of
      7.500% due 07/15/23                                    105             111
   Series NN
      7.125% due 02/09/24                                  1,145           1,165
Royal Caribbean Cruises, Ltd.
      8.125% due 07/28/04                                    625             626
Saskatchewan, Province of
      6.625% due 07/15/03                                    100             103
      8.000% due 07/15/04                                  1,290           1,386
      7.375% due 07/15/13                                    870             938
Shaw Communications, Inc.
      8.250% due 04/11/10                                     45              48
Skandinaviska Enskilda Banken
      6.875% due 02/15/09                                    520             504
Trans-Canada Pipelines, Ltd.
      7.150% due 06/15/06                                  1,090           1,124
Tyco International Group SA
      6.125% due 06/15/01                                  1,000           1,001
      6.375% due 06/15/05                                    875             877
      6.750% due 02/15/11                                  1,100           1,089
      7.000% due 06/15/28                                    915             838
United News & Media PLC
      7.250% due 07/01/04                                  1,365           1,367
Vodafone Group PLC
      7.750% due 02/15/10                                  2,010           2,137
                                                                      ----------
                                                                          37,448
                                                                      ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,368,423)                                                      1,378,359
                                                                      ----------
                                                        NOTIONAL
                                                         AMOUNT
                                                         (000)
                                                           $
                                                       ---------
OPTIONS PURCHASED - 0.0%
United States Treasury Notes (e)
   Jun 104.30 Call                                            22               7
   Jun 105.08 Call                                         2,085               3
   Aug 103.97 Call                                         3,150              28
                                                                      ----------

TOTAL OPTIONS PURCHASED
(cost $71)                                                                    38
                                                                      ----------

                                                          Fixed Income I Fund 91

FIXED INCOME I FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                    NUMBER              VALUE
                                                      OF                (000)
                                                    SHARES                $
                                                 -----------         -----------
PREFERRED STOCKS - 0.0%
Banco Bilbao Vizcaya International - ADR              10,000                 257
                                                                     -----------
TOTAL PREFERRED STOCKS
(cost $287)                                                                  257
                                                                     -----------

                                                  PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                      $
                                                 -----------
SHORT-TERM INVESTMENTS - 18.5%
Federal Home Loan Bank
   Consolidated Discount Note
      4.600% due 06/13/01                              1,000                994
Federal Home Loan Mortgage Bank
   Discount Note
      4.000% due 07/13/01                              1,675              1,659
Federal National Mortgage Association
   Discount Note
      6.364% due 05/14/01                              6,375              6,364
Frank Russell Investment Company
   Money Market Fund,
   due on demand (a)                                 232,162            232,162
United States Treasury Bills (a)(g)
      4.940% due 05/17/01                                200                200
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $241,379)                                                         241,379
                                                                     ----------

TOTAL INVESTMENTS - 123.9%
(identified cost $1,610,160)                                          1,620,033

OTHER ASSETS AND LIABILITIES,
NET - (23.9%)                                                          (312,451)
                                                                     ----------
NET ASSETS - 100.0%                                                   1,307,582
                                                                     ==========
(a) At amortized cost, which approximates market.
(b) Forward commitment.
(c) Adjustable or floating rate security.
(d) Perpetual floating rate note.
(e) Nonincome-producing security.
(f) Held as collateral in connection with options written by the Fund.
(g) Rate noted is yield to maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
EUR - Euro dollar
USD - United States dollar

                                                   NOTIONAL           MARKET
                                                    AMOUNT             VALUE
                                                    (000)              (000)
OPTIONS WRITTEN                                       $                  $
                                                 ----------          ----------
Federal National Mortgage Association
   Jun 100.97 Call                                    3,575                  12
   Jun 101.39 Call                                    3,575                   7
United States Treasury Notes
   Aug 102.47 Call                                    3,150                  54
   Aug 101.39 Call                                    3,150                   3
                                                                     ----------
                                                                             76
                                                                     ==========
Total Liability for Options Written
   (premiums received $71)


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
CONTRACTS TO           IN EXCHANGE                               APPRECIATION
  DELIVER                  FOR               SETTLEMENT         (DEPRECIATION)
   (000)                  (000)                 DATE                 (000)
------------          ------------          ------------        ---------------
USD      814          EUR      922            06/05/01          $             3
USD       73          EUR       81            06/05/01                       (1)
USD      821          EUR      929            06/05/01                        3
                                                                ---------------
                                                                $             5
                                                                ===============


See accompanying notes which are an integral part of the financial statements.


92 Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $1,610,160)....................................        $1,620,033
Foreign currency holdings (identified cost $171)......................................               169
Unrealized appreciation on forward foreign currency exchange contracts................                 6
Receivables:
   Dividends and interest.............................................................            15,751
   Investments sold (regular settlement)..............................................            19,388
   Investments sold (delayed settlement)..............................................           102,351
   Fund shares sold...................................................................             4,503
Prepaid expenses......................................................................                 2
                                                                                              ----------
      Total assets....................................................................         1,762,203

LIABILITIES
Payables:
   Due to Custodian.......................................................   $  82,695
   Investments purchased (regular settlement).............................      64,858
   Investments purchased (delayed settlement).............................     304,456
   Fund shares redeemed...................................................       2,043
   Accrued fees to affiliates.............................................         395
   Other accrued expenses.................................................          97
Unrealized depreciation on forward foreign currency exchange contracts....           1
Options written, at market value (premiums received $71)..................          76
                                                                             ---------
      Total liabilities...............................................................          454,621
                                                                                             ----------
NET ASSETS............................................................................       $1,307,582
                                                                                             ==========
NET ASSETS CONSIST OF:
Undistributed net investment income...................................................       $   14,385
Accumulated net realized gain (loss)..................................................          (12,768)
Unrealized appreciation (depreciation) on:
   Investments........................................................................            9,873
   Options written....................................................................               (5)
   Foreign currency-related transactions..............................................              266
Shares of beneficial interest.........................................................              609
Additional paid-in capital............................................................        1,295,222
                                                                                             ----------
NET ASSETS............................................................................       $1,307,582
                                                                                             ==========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($34,448,524 divided by 1,605,114 shares of $.01 par value
      shares of beneficial interest outstanding)......................................       $    21.46
                                                                                             ==========
   Class I ($925,181,455 divided by 43,113,240 shares of $.01 par value
      shares of beneficial interest outstanding)......................................       $    21.46
                                                                                             ==========
   Class Y ($347,951,982 divided by 16,208,796 shares of $.01 par value
      shares of beneficial interest outstanding)......................................       $    21.47
                                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.

                                                          Fixed Income I Fund 93

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

Amounts in thousands      For the Six Months Ended April 30, 2001 (Unaudited)
INVESTMENT INCOME
   Interest.......................................................  $  35,121
   Dividends from Money Market Fund...............................      2,343
   Dividends......................................................        105
                                                                    ---------
      Total investment income.....................................     37,569
EXPENSES
   Advisory fees......................................... $  1,379
   Administrative fees...................................      229
   Custodian fees........................................      327
   Transfer agent fees...................................      137
   Professional fees.....................................       36
   Registration fees.....................................       60
   Shareholder servicing fees - Class E..................       42
   Trustee's fees........................................        6
   Miscellaneous.........................................       23
                                                          --------
   Expenses before reductions............................    2,239
   Expense reductions....................................      (45)

      Expenses, net...............................................      2,194
                                                                    ---------
Net investment income.............................................     35,375
                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments...........................................   14,885
   Options written.......................................     (153)
   Foreign currency-related transactions.................     (679)    14,053
                                                          --------
Net change in unrealized appreciation (depreciation) on:
   Investments...........................................   15,208
   Options written.......................................        7
   Foreign currency-related transactions.................      (79)    15,136
                                                          --------  ---------

Net realized and unrealized gain (loss)...........................     29,189
                                                                    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.............  $  64,564
                                                                    =========

See accompanying notes which are an integral part of the financial statements.

94 Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001      TEN MONTHS ENDED        YEAR ENDED
                                                                       (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     ----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...........................................  $        35,375      $         59,943     $          63,242
   Net realized gain (loss)........................................           14,053                (8,646)              (18,978)
   Net change in unrealized appreciation (depreciation)............           15,136                29,215               (54,723)
                                                                     ---------------      ----------------     -----------------
      Net increase (decrease) in net assets from operations........           64,564                80,512               (10,459)
                                                                     ---------------      ----------------     -----------------
DISTRIBUTIONS
   From net investment income
      Class E......................................................             (833)               (1,607)               (1,388)
      Class I......................................................          (23,374)              (43,736)              (61,700)
      Class Y......................................................           (5,327)               (7,332)                   --
   From net realized gain
      Class I......................................................               --                    --                  (859)
                                                                     ---------------      ----------------     -----------------
         Net decrease in net assets from distributions.............          (29,534)              (52,675)              (63,947)
                                                                     ---------------      ----------------     -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...          192,286               (34,883)              183,227
                                                                     ---------------      ----------------     -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS........................          227,316                (7,046)              108,821

NET ASSETS
   Beginning of period.............................................        1,080,266             1,087,312               978,491
                                                                     ---------------      ----------------     -----------------
   End of period (including undistributed net investment income of
      $14,385, $8,544 and $548, respectively)......................  $     1,307,582      $      1,080,266     $       1,087,312
                                                                     ===============      ================     =================

  See accompanying notes which are an integral part of the financial statements.

                                                          Fixed Income I Fund 95

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     2001*     2000**   1999***
                                                   --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  20.79  $  20.30  $  21.25
                                                   --------  --------  --------

INCOME FROM OPERATIONS
   Net investment income (a)......................      .63      1.07       .74
   Net realized and unrealized gain (loss)........      .57       .40      (.81)
                                                   --------  --------  --------

      Total income from operations................     1.20      1.47      (.07)
                                                   --------  --------  --------

DISTRIBUTIONS
   From net investment income.....................     (.53)     (.98)     (.88)
                                                   --------  --------  --------

NET ASSET VALUE, END OF PERIOD.................... $  21.46  $  20.79  $  20.30
                                                   ========  ========  ========

TOTAL RETURN (%)(b)...............................     5.85      7.36      (.32)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......   34,449    33,322    35,950

   Ratios to average net assets (%)(c):
      Operating expenses, net.....................      .63       .67       .66
      Operating expenses, gross...................      .64       .68       .66
      Net investment income.......................     5.97      6.31      5.79

   Portfolio turnover rate (%)....................    77.54    117.94    138.69

*     For the six months ended April 30, 2001 (Unaudited).
**    For the ten months ended October 31, 2000.
***   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.

96  Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------------------------
                                                  2001*      2000**       1999        1998        1997        1996        1995
                                                --------    --------   ---------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $  20.79    $  20.27   $   21.76    $  21.51    $  20.99    $  21.59    $  19.59
                                                --------    --------   ---------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a).................        .65        1.13        1.28        1.32        1.37        1.38        1.42
   Net realized and unrealized gain (loss)...        .58         .39       (1.50)        .45         .54        (.62)       2.02
                                                --------    --------   ---------    --------    --------    --------    --------
      Total income from operations...........       1.23        1.52        (.22)       1.77        1.91         .76        3.44
                                                --------    --------   ---------    --------    --------    --------    --------
DISTRIBUTIONS
   From net investment income................       (.56)      (1.00)      (1.25)      (1.31)      (1.39)      (1.36)      (1.44)
   From net realized gain....................         --          --        (.02)       (.21)         --          --          --
                                                --------    --------   ---------    --------    --------    --------    --------
      Total distributions....................       (.56)      (1.00)      (1.27)      (1.52)      (1.39)      (1.36)      (1.44)
                                                --------    --------   ---------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...............   $  21.46    $  20.79   $   20.27    $  21.76    $  21.51    $  20.99    $  21.59
                                                ========    ========   =========    ========    ========    ========    ========
TOTAL RETURN (%)(b)(c).......................       5.97        7.63       (1.04)       8.37        9.42        3.75       18.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..    925,181     902,895   1,051,362     978,491     798,252     662,899     638,317

   Ratios to average net assets (%)(b)(d):
      Operating expenses.....................        .40         .40         .39         .39         .42         .42         .35
      Net investment income..................       6.23        6.59        6.05        6.03        6.54        6.57        6.82

   Portfolio turnover rate (%)...............      77.54      117.94      138.69      226.70      165.81      147.31      138.05

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                          Fixed Income I Fund 97

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                            2001*       2000**
                                                          --------     --------

NET ASSET VALUE, BEGINNING OF PERIOD....................  $  20.79     $  20.61
                                                          --------     --------
INCOME FROM OPERATIONS
   Net investment income (a)............................       .66          .81
   Net realized and unrealized gain (loss)..............       .59          .37
                                                          --------     --------
      Total income from operations......................      1.25         1.18
                                                          --------     --------

DISTRIBUTIONS
   From net investment income...........................      (.57)       (1.00)
                                                          --------     --------

NET ASSET VALUE, END OF PERIOD..........................  $  21.47     $  20.79
                                                          ========     ========

TOTAL RETURN (%)(b).....................................      6.06         5.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).............   347,952      144,049

   Ratios to average net assets (%)(c):
      Operating expenses, net...........................       .31          .32
      Operating expenses, gross.........................       .32          .34
      Net investment income.............................      6.29         6.63

   Portfolio turnover rate (%)..........................     77.54       117.94

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

98 Fixed Income I Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)


                                                 PRINCIPAL             MARKET
                                                   AMOUNT               VALUE
                                                    (000)               (000)
                                                      $                   $
                                                -----------           ---------
LONG-TERM INVESTMENTS - 109.4%
ASSET-BACKED SECURITIES - 3.9%
Advanta Business Card Master Trust
   Series 2000-B Class C
      6.258% due 01/20/06 (b)                           680                  681
AFC Home Equity Loan Trust
   Series 2000-2 Class 2A
      4.806% due 07/25/30 (b)                         2,612                2,615
Ameriquest Mortgage Securities, Inc.
   Series 2000-2 Class A
      5.869% due 07/15/30 (b)                         1,271                1,273
Arcadia Automobile Receivables Trust
   Series 1997-D Class A3
      6.200% due 05/15/03                               106                  107
Associates Automobile Receivables Trust
   Series 2000-1 Class M
      7.510% due 05/15/05                               495                  515
BMW Vehicle Lease Trust
   Series 2000-A Class A2
      6.650% due 02/25/03                               625                  632
Centex Home Equity
   Series 1999-2 Class A1
      5.910% due 04/25/19                                79                   79
Chevy Chase Auto Receivables Trust
   Series 1997-4 Class A
      6.250% due 06/15/04                               224                  226
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
      7.450% due 09/15/07                               775                  801
Connecticut RRB Special Purpose
   Trust Series 2001-1
      6.210% due 12/30/11                               400                  391
Conseco Finance
   Series 1999-H Class AF1
      6.450% due 12/15/29                                60                   60
   Series 2000-B Class AF1
      6.940% due 11/15/14                               185                  186
Conseco Finance Securitizations Corp.
   Series 2000-1 Class A1
      6.840% due 05/01/31                               200                  201
Contimortgage Home Equity Loan Trust
   Series 1996-4 Class A8
      7.220% due 01/15/28                               105                  107
Cross Country Master Credit Card Trust II
   Series 1999-1 Class A
      5.523% due 09/15/05                               400                  403
Daimler Chrysler Automobile Trust
   Series 2000-E Class A2
      6.210% due 12/08/03                               425                  431
Daimler-Benz Auto Grantor Trust
   Series 1997-A Class A
      6.050% due 03/31/05                               122                  123
Daimler-Benz Vehicle Trust
   Series 1998-A Class A3
      5.160% due 01/20/03                               197                  198
Detroit Edison Securitization Funding, LLC
   Series 2001-1 Class A3
      5.875% due 03/01/10                               250                  247
   Series 2001-1 Class A5
      6.420% due 03/01/15                               290                  289
DR Structured Finance Corp.
   Series 1994-K1, Class A-1
      7.600% due 08/15/07                                61                   51
Duck Automobile Grantor Trust
   Step Up Bond
   Series 1999-B Class A
      6.450% due 04/15/04                                66                   66
EQCC Home Equity Loan Trust
   Series 1999-1 Class A1F
      5.770% due 05/20/10                                86                   86
   Series 1999-2 Class A1F
      6.050% due 01/25/10                               109                  108
   Series 1999-3 Class A1F
      6.548% due 04/25/10                               272                  271
Federal Home Loan Mortgage Corp.
   Structured Pass-through Securities
   Series T-31 Class A1
      5.938% due 06/25/15                               254                  255
Ford Credit Automobile Owner Trust
   Series 1999-B Class A4
      5.800% due 06/15/02                               428                  429
   Series 1999-D Class A3
      6.200% due 04/15/02                               130                  130
   Series 2001-A Class A3
      5.350% due 07/15/03                               275                  277
Greenpoint Manufactured Housing
   Series 1999-5 Class A1
      6.750% due 04/15/11                               162                  163
Greenwich Capital Acceptance, Inc.
   Series 1994 Class A-1
      9.687% due 11/25/24 (b)                             1                    1
Harley-Davidson Eaglemark
   Motorcycle Trust
   Series 1999-2 Class A1
      5.840% due 10/15/03                               187                  188
   Series 1999-3 Class A1
      6.220% due 02/15/04                               124                  125

                                                        Fixed Income III Fund 99

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)


                                                     PRINCIPAL          MARKET
                                                      AMOUNT             VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
Household Home Equity Loan Trust
   Series 1999-1 Class A1
      6.830% due 12/20/16                                    95               96
MBNA Master Credit Card Trust
   Series 2000-E Class A
      7.800% due 10/15/12                                   705              776
MMCA Auto Owner Trust
   Series 1999-2 Class A1
      6.300% due 06/15/02                                    40               40
Nissan Auto Receivables Grantor
   Trust
   Series 1998-A Class A
      5.450% due 04/15/04                                   207              208
Nissan Automobile Receivables
   Owner Trust
   Series 2000-A Class A2
      6.730% due 05/15/02                                   194              194
   Series 2000-C Class A2
      6.710% due 03/17/03                                   400              404
Peco Energy Transition Trust
   Series 2000-A Class A3
      7.625% due 03/01/10                                   525              560
   Series 2001-A Class A1
      6.520% due 12/31/10                                   250              249
Premier Auto Trust
   Series 1998-5 Class A3
      5.070% due 07/08/02                                   100              100
PSE&G Transition Funding, LLC
   Series 2001-1 Class A6
      6.610% due 06/15/15                                   240              240
Residential Asset Securities Corp.
   Series 2000-KS5 Class AI1
      7.205% due 09/25/16                                   369              374
Student Loan Marketing Association
   Series 1996-4 Class A1
      6.508% due 07/25/04 (b)                               773              771
   Series 1997-3 Class A1
      6.628% due 04/25/06 (b)                             1,138            1,136
Toyota Auto Receivables Owners Trust
   Series 2001-A Class A2
      5.300% due 12/15/03                                   225              225
USAA Auto Loan Grantor Trust
   Series 1997-1 Class A
      6.000% due 05/15/04                                   142              143
WFS Financial Owner Trust
   Series 1998-C Class A3
      5.650% due 11/20/02                                   812              814
                                                                      ----------
                                                                          18,045
                                                                      ----------

CORPORATE BONDS AND NOTES - 32.0%
Abitibi-Consolidated Finance
      7.875% due 08/01/09                                   402              405
Adelphia Business Solutions
      12.000% due 11/01/07                                   55               23
Adelphia Communications Corp.
      7.875% due 05/01/09                                    55               50
      9.375% due 11/15/09                                   301              294
      10.875% due 10/01/10                                  550              578
AES Corp.
      9.375% due 09/15/10                                    75               77
      8.875% due 02/15/11                                   475              473
Aetna, Inc.
      7.875% due 03/01/11                                   230              224
Agrilink Foods, Inc.
      11.875% due 11/01/08                                   75               63
Ahold Finance USA, Inc.
      6.250% due 05/01/09                                   850              805
      8.250% due 07/15/10                                    85               91
      6.875% due 05/01/29                                   580              516
Alamosa Delaware, Inc.
      12.500% due 02/01/11                                   25               25
Albertson's, Inc.
      7.500% due 02/15/11                                   925              936
      7.450% due 08/01/29                                   325              299
      8.000% due 05/01/31                                   225              223
Allied Waste North America, Inc.
   Series B
      7.375% due 01/01/04                                   325              320
      10.000% due 08/01/09                                   75               78
Alpha Wind
      11.320% due 05/23/01                                  250              253
American Airlines, Inc.
      9.710% due 01/02/07                                   266              283
   Series 90-P
      10.600% due 03/04/09                                1,013            1,109
American General Institutional Capital
   Series B
      8.125% due 03/15/46                                 1,045            1,106
American Home Products
      6.700% due 03/15/11                                   335              328
American Tower Corp.
      9.375% due 02/01/09                                    50               50
Ameristar Casinos, Inc.
      10.750% due 02/15/09                                  395              405
Amresco, Inc.
   Series 98-A
      9.875% due 03/15/05                                   575              316

100 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)


                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
Anchor Gaming
      9.875% due 10/15/08                                   400              424
Anthem Insurance Company, Inc.
      9.125% due 04/01/10                                   370              372
AOL Time Warner, Inc.
      7.625% due 04/15/31                                   105              106
Aramark Corp.
      6.750% due 08/01/04                                   715              700
Arco Chemical Co.
      9.800% due 02/01/20                                    55               53
AT&T Capital Corp.
   Series F
      6.600% due 05/15/05                                   610              617
AT&T Corp.
      6.500% due 03/15/29                                   190              157
AT&T Corp. - Liberty Media Corp.
      8.250% due 02/01/30                                   400              358
AT&T Wireless Group
      8.750% due 03/01/31                                   245              249
AT&T Wireless Services
      7.875% due 03/01/11                                   755              752
Atrium Companies, Inc.
   Series B
      10.500% due 05/01/09                                   70               55
Avalon Bay Communities, Inc.
      6.500% due 07/15/03                                   375              381
      6.625% due 01/15/05                                   300              302
Avon Products Inc.
      7.150% due 11/15/09                                   609              615
AXA Financial, Inc.
      7.000% due 04/01/28                                   530              505
Baker Hughes, Inc.
      6.875% due 01/15/29                                   600              577
Banc America Large Loan, Inc.
   Series A2
      6.490% due 02/14/10                                   300              295
Banc One Corp.
      7.625% due 10/15/26                                   340              346
      8.000% due 04/29/27                                    90               96
Banesto Delaware, Inc.
      8.250% due 07/28/02                                 1,000            1,036
Bank of America Corp.
      7.400% due 01/15/11                                   305              317
Bank One Corp.
      6.500% due 02/01/06                                   600              609
BankAmerica Corp.
      5.875% due 02/15/09                                   600              574
Beckman Coulter, Inc.
      7.450% due 03/04/08                                   150              146
BellSouth Telecommunications, Inc.
      6.375% due 06/01/28                                   385              338
Beneficial Corp.
      5.086% due 04/02/02 (b)                             2,000            2,003
British Telecommunications PLC
      8.125% due 12/15/10                                   650              675
      8.625% due 12/15/30                                   250              260
Buckeye Technologies, Inc.
      8.500% due 12/15/05                                   350              341
      8.000% due 10/15/10                                   150              140
Buhrmann US, Inc.
      12.250% due 11/01/09                                   55               57
Building One Services Corp.
      10.500% due 05/01/09                                   95               83
Calpine Corp
      8.500% due 02/15/11                                   595              591
Caraustar Industries, Inc.
      9.875% due 04/01/11                                    30               27
Charter Communications Holdings
      13.500% due 01/15/11                                   65               42
Charter Communications Holdings
   Step Up Bond
   Zero Coupon due 01/15/10 (b)                             195              137
Charter Communications Holdings, LLC
      8.250% due 04/01/07                                   575              552
      8.625% due 04/01/09                                    60               58
Chase Manhattan Corp.
      7.000% due 11/15/09                                   200              205
Chesapeake Energy Corp.
      9.625% due 05/01/05                                    10               11
      8.125% due 04/01/11                                    55               53
Chevy Chase Auto Receivables
      5.970% due 10/20/04                                   133              134
Choctaw Resort Development Enterprise
      9.250% due 04/01/09                                   245              252
Chrysler Financial Corp., LLC
   Series R
      5.199% due 03/10/03 (b)                               800              785
Cincinnati Financial Corp.
      6.900% due 05/15/28                                 1,000              898
Citibank
      16.850% due 03/01/31                                  212              180
Citicorp
      6.375% due 11/15/08                                   851              841
Citigroup, Inc.
      7.250% due 10/01/10                                   430              447
Clear Channel Communications
      7.650% due 09/15/10                                   165              170
Cleveland Electric Illumination Co.
      7.430% due 11/01/09                                   525              523
Cleveland Electric/Toledo Edison
   Series B
      7.670% due 07/01/04                                   200              207

                                                       Fixed Income III Fund 101

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
CMS Energy Corp.
      7.500% due 01/15/09                                   220              203
Coastal Corp.
      7.750% due 06/15/10                                   900              938
Columbia/HCA Healthcare Corp.
      8.020% due 08/05/02                                 2,000            2,029
      7.500% due 12/15/23                                   435              378
Comcast Cable Communications
      6.750% due 01/30/11                                   175              173
Compaq Computer Corp.
      7.650% due 08/01/05                                   575              588
Comstock Res, Inc.
      11.250% due 05/01/07                                   42               44
Concentric Network Corp.
      12.750% due 12/15/07                                  600              333
Conmed Corp.
      9.000% due 03/15/08                                   300              284
Conoco, Inc.
      6.950% due 04/15/29                                   460              448
Continental Airlines, Inc.
   Pass-through Certificate
   Series 1999-1 Class A
      6.545% due 02/02/19                                   117              114
Cox Communications, Inc.
      7.750% due 11/01/10                                 1,230            1,291
Cox Radio, Inc.
      6.625% due 02/15/06                                   450              452
Crescent Real Estate Equities
      7.000% due 09/15/02                                   400              393
Crompton Corp.
      8.500% due 03/15/05                                   250              255
CSC Holdings, Inc.
      7.875% due 12/15/07                                   250              247
      7.250% due 07/15/08                                   305              290
      7.625% due 04/01/11                                   225              219
   Series B
      8.125% due 08/15/09                                   150              149
CSX Corp.
      6.750% due 03/15/11                                   420              415
      6.800% due 12/01/28                                 1,050              929
DaimlerChrysler North America
   Holdings Corp.
      7.400% due 01/20/05                                 1,150            1,186
      8.000% due 06/15/10                                   165              171
      8.500% due 01/18/31                                   240              245
Davita, Inc.
      7.000% due 05/15/09                                   200              181
      9.250% due 04/15/11                                    50               52
Delhaize America, Inc.
      9.000% due 04/15/31                                   140              147
Delphi Automotive Systems Corp.
      7.125% due 05/01/29                                   105               91
Delta Air Lines, Inc.
      8.300% due 12/15/29                                   650              551
   Series C
      6.650% due 03/15/04                                 2,000            1,943
Deutsche Bank Ltd.
      17.400% due 08/01/01                                   90               83
Devon Energy Corp.
      4.950% due 08/15/08                                   175              180
Dime Bancorp, Inc.
      9.000% due 12/19/02                                   425              439
Dominion Resources, Inc.
   Series A
      8.125% due 06/15/10                                   425              454
Duke-Weeks Realty, LP
      6.875% due 03/15/05                                   100              101
      6.950% due 03/15/11                                   575              564
Dynegy, Inc.
      7.450% due 07/15/06                                   406              423
Echostar Broadband Corp.
      10.375% due 10/01/07                                   20               21
Echostar DBS Corp.
      9.375% due 02/01/09                                    58               59
El Paso Energy Corp.
      8.050% due 10/15/30                                   350              365
   Series B
      6.625% due 07/15/01                                 4,000            4,018
Emmis Escrow Corp. Step Up Bond
   Zero Coupon due 03/15/11 (b)                              90               51
Enron Corp.
      5.510% due 09/10/01                                 3,000            3,003
      7.875% due 06/15/03                                   750              782
EOP Operating, LLP
      7.500% due 04/19/29                                   410              376
EOP Operating, LP
      6.500% due 01/15/04                                   500              507
ERAC USA Finance Co.
      8.250% due 05/01/05                                   650              671
ERP Operating, LP
      6.950% due 03/02/11                                   675              667
Exide Corp.
      2.900% due 12/15/05                                   625              259
Exodus Communications, Inc.
      11.625% due 07/15/10                                  470              371
Extendicare Health Services, Inc.
      9.350% due 12/15/07                                   450              380
Fairchild Semiconductor Corp.
      10.500% due 02/01/09                                   20               19
Federated Department Stores, Inc.
      7.000% due 02/15/28                                   330              292

102 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
First Security Corp.
      5.875% due 11/01/03                                 3,000            3,043
First Union Capital II
   Series A
      7.950% due 11/15/29                                    55               54
First Union Corp.
      6.950% due 11/01/04                                   394              409
      7.550% due 08/18/05                                   650              690
Fleet Boston Corp.
      7.375% due 12/01/09                                   400              418
FleetBoston Financial Corp.
      7.250% due 09/15/05                                   725              762
Florida Windstorm Underwriting
      7.125% due 02/25/19                                   470              459
Foamex LP Foamex Capital Corp.
      13.500% due 08/15/05                                  100               68
Ford Motor Co.
      7.450% due 07/16/31                                   415              404
Ford Motor Credit Co.
      5.350% due 02/13/03 (b)                             2,000            1,986
      5.133% due 03/17/03 (b)                             5,000            4,963
      5.583% due 05/21/04 (b)                             3,000            2,910
      6.700% due 07/16/04                                   775              793
      7.500% due 03/15/05                                   650              675
      5.800% due 01/12/09                                 1,050              980
      7.375% due 10/28/09                                   930              953
Fred Meyer, Inc.
      7.450% due 03/01/08                                   200              203
Fresenius Medical Care Capital Trust II
      7.875% due 08/02/01                                   355              345
Fugi JGB Investment, LLC
      9.870% due 12/31/49 (e)                               200              173
General Electric Capital Corp.
   Series A
      7.375% due 01/19/10                                   375              405
General Motors Acceptance Corp.
      7.750% due 01/19/10                                   500              527
Gold Eagle Cap 2001, Ltd.
      10.337% due 04/08/02                                  275              275
Golden State Holdings
      7.125% due 08/01/05                                 1,215            1,183
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                   340              339
GS Escrow Corp.
      7.000% due 08/01/03                                   500              499
GSI Group, Inc.
      10.250% due 11/01/07                                   65               47
GTE Corp.
      6.940% due 04/15/28                                   240              224
GTE North, Inc.
      6.900% due 11/01/08                                   165              169
Harrahs Operating Co., Inc.
      8.000% due 02/01/11                                   205              205
Hartford Financial Services Group, Inc.
      7.900% due 06/15/10                                    60               64
Hartford Life, Inc.
      7.650% due 06/15/27                                   210              216
      7.375% due 03/01/31                                    70               70
HCA - The Healthcare Co.
      8.750% due 09/01/10                                   150              162
      7.875% due 02/01/11                                   200              205
Health Net, Inc.
      8.375% due 04/15/11                                   200              196
Healthsouth Corp.
      10.750% due 10/01/08                                   50               54
HMH Properties, Inc.
   Series A
      7.875% due 08/01/05                                    90               89
Horseshoe Gaming Holding Corp.
      8.625% due 05/15/09                                   700              698
Household Finance Corp.
      7.875% due 03/01/07                                   395              424
      5.875% due 02/01/09                                   465              442
      8.000% due 07/15/10                                   180              195
Huntsman Corp.
      9.500% due 07/01/07                                    25               19
Huntsman ICI Holdings, LLC
   Zero Coupon due 12/31/09                                 500              156
Intermedia Communications Inc.
      8.600% due 06/01/08                                   145              135
   Series B
      8.500% due 01/15/08                                   190              177
International Paper Co.
      8.000% due 07/08/03                                   350              366
Interpool Capital Trust
   Series B
      9.875% due 02/15/27                                   300              210

                                                       Fixed Income III Fund 103

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
Interpool, Inc.
      6.625% due 03/01/03                                   105               97
IPC Magazines Group PLC
      9.625% due 03/15/08                                    30               36
Isle of Capri Casinos, Inc.
      8.750% due 04/15/09                                   400              369
IT Group, Inc.
   Series B
      11.250% due 04/01/09                                  140              121
ITC Deltacom, Inc.
      9.750% due 11/15/08                                    40               26
John Hancock Mutual Life Insurance Co.
      7.375% due 02/15/24                                   280              269
John Q. Hammons Hotels
      8.875% due 02/15/04                                    60               58
Kellogg Co.
      7.450% due 04/01/31                                   210              204
Keyspan Corp.
      7.250% due 11/15/05                                   150              156
      7.625% due 11/15/10                                   900              952
KMart Funding Corp.
   Series F
      8.800% due 07/01/10                                   160              144
Kroger Co.
      7.250% due 06/01/09                                   300              308
      8.050% due 02/01/10                                   550              593
      8.000% due 09/15/29                                   375              391
Lear Corp.
   Series B
      7.960% due 05/15/05                                   975              975
Lehman Brothers Holdings, Inc.
      6.625% due 04/01/04                                   275              281
      8.250% due 06/15/07                                   450              487
Lenfest Communications, Inc.
      8.375% due 11/01/05                                   260              279
Level 3 Communications, Inc.
      11.000% due 03/15/08                                  200              138
Liberty Media Corp.
      7.875% due 07/15/09                                   300              291
Lockheed Martin Corp.
      8.500% due 12/01/29                                   130              144
Lodgenet Entertainment Corp.
      10.250% due 12/15/06                                   65               65
Lodgian Financing Corp.
      12.250% due 07/15/09                                   75               62
Lomak Petroleum, Inc.
      8.750% due 01/15/07                                    50               49
Louisiana Land and Exploration Co.
      7.650% due 12/01/23                                   618              626

Lowes Cos., Inc.
      6.875% due 02/15/28                                   185              165
      6.500% due 03/15/29                                   150              126
Lucent Technologies, Inc.
      6.450% due 03/15/29                                   415              233
Lyondell Chemical Co.
      10.875% due 05/01/09                                   35               35
Mandalay Resort Group
   Series B
      10.250% due 08/01/07                                   75               79
Masco Corp.
      6.750% due 03/15/06                                   275              277
MBNA America Bank NA
   Series BKNT
      6.750% due 03/15/08                                   480              457
MCI WorldCom, Inc.
      6.950% due 08/15/28                                 1,100              929
McLeodUSA, Inc. Step Up Bond
   Zero Coupon due 03/01/07 (b)                             775              585
Mediterranean PLC
      8.010% due 11/18/05                                   250              251
Meristar Hospitality Corp.
      9.000% due 01/15/08                                   175              176
Metromedia Fiber Network, Inc.
   Series B
      10.000% due 11/15/08                                  595              396
Metropolitan Life Insurance Co.
      7.800% due 11/01/25                                   320              315
MGM Grand, Inc.
      9.750% due 06/01/07                                    80               85
Michael Foods Inc.
      11.750% due 04/01/11                                   65               68
Mirant Americas Generation, Inc.
      7.625% due 05/01/06                                   255              256
Mohegan Tribal Gaming Authority
      8.125% due 01/01/06                                   235              241
      8.750% due 01/01/09                                   175              180
Morgan Stanley Dean Witter & Co.
      8.000% due 06/15/10                                   590              640
Namazu Re, Ltd.
      9.553% due 12/02/04 (b)                               250              246
NATG Holdings, LLC
   Series B
      12.750% due 02/01/10                                  107               71
National City Corp.
      6.875% due 05/15/19                                   375              356
National Rural Utilities
      6.125% due 05/15/05                                   800              802

104 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
New World Pasta Co.
      9.250% due 02/15/09                                    20               11
News America Holdings, Inc.
      8.875% due 04/26/23                                   250              260
News America, Inc.
      7.125% due 04/08/28                                   225              193
      7.300% due 04/30/28                                   160              140
Nextel Communications, Inc.
      9.375% due 11/15/09                                    50               41
      9.500% due 02/01/11                                   675              558
Nextel Communications, Inc.
   Step Up Bond
   Zero Coupon due 09/15/07 (b)                             645              468
   Zero Coupon due 02/15/08 (b)                             305              203
   Zero Coupon due 04/15/08 (b)                             120               58
Nextlink Communications, Inc.
      10.750% due 11/15/08                                  470              228
Nextlink Communications, Inc.
   Step Up Bond
   Zero Coupon due 04/15/08 (b)                             575              155
Niagara Mohawk Power Corp.
      6.875% due 04/01/03                                   250              254
   Series F
      7.625% due 10/01/05                                   435              450
Nisource Finance Corp.
      7.875% due 11/15/10                                   985            1,040
Norfolk Southern Corp.
      6.750% due 02/15/11                                   350              342
      7.800% due 05/15/27                                   325              325
North American Van Lines, Inc.
      13.375% due 12/01/09                                   60               54
Northrop Grumman Corp.
      7.750% due 02/15/31                                   650              649
Oil Purchase Co.
      7.100% due 04/30/02                                    97               94
Orion Power Holdings, Inc.
      12.000% due 05/01/10                                   40               44
Panamsat Corp.
      6.125% due 01/15/05                                   775              746
Paxson Communications Corp.
      11.625% due 10/01/02                                  450              458
Penhall International Corp.
      12.000% due 08/01/06                                  100               96
Penn National Gaming, Inc.
      11.125% due 03/01/08                                   55               55
Petro Stopping Centers
      10.500% due 02/01/07                                   55               48
Pharmacia Corp.
      6.600% due 12/01/28                                   370              352
Phoenix Color Corp.
      10.375% due 02/01/09                                   75               50
Pinnacle Partners
      8.830% due 08/15/04                                   675              686
Plains Resources, Inc.
   Series B
      10.250% due 03/15/06                                    5                5
   Series F
      10.250% due 03/15/06                                   25               25
PMD Group, Inc.
      11.000% due 02/28/11                                   75               77
Prime Capital Calquake & Eurowind
      12.300% due 01/07/04 (b)                              285              287
Prime Capital Hurricane
      11.300% due 01/07/04 (b)                              285              306
Procter & Gamble Co.
      6.600% due 12/15/04                                   430              447
Progress Energy, Inc.
      7.100% due 03/01/11                                 1,140            1,145
Prudential Insurance Co. of America
      6.875% due 04/15/03                                   700              715
      6.375% due 07/23/06                                   235              235
PSEG Energy Holdings, Inc.
      9.125% due 02/10/04                                   175              181
Public Service Co. New Mexico
      7.100% due 08/01/05                                   500              489
PX Escrow Corp. Step Up Bond
   Zero Coupon due 02/01/06 (b)                             925              324
Qwest Capital Funding, Inc.
      7.250% due 02/15/11                                 1,125            1,129
Railamerica Transportation Corp.
      12.875% due 08/15/10                                   55               53
Raytheon Co.
      8.200% due 03/01/06                                   150              157
      8.300% due 03/01/10                                   900              954
Rent-A-Center, Inc.
      11.000% due 08/15/08                                   80               80
Republic Services, Inc.
      7.125% due 05/15/09                                   250              245
Resolution Funding Corp. Principal Strip
   Zero Coupon due 01/15/21                                 964              273
Resolution Performance Products
      13.500% due 11/15/10                                  100              106
Rockwell International Corp.
      6.700% due 01/15/28                                   135              121
Rose Hills Corp.
      9.500% due 11/15/04                                   475              323
Royster-Clark, Inc.
      10.250% due 04/01/09                                   80               67
Sabreliner Corp.
      11.000% due 06/15/08                                   75               59

                                                       Fixed Income III Fund 105

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                      PRINCIPAL           MARKET
                                                        AMOUNT             VALUE
                                                        (000)              (000)
                                                          $                  $
                                                      ---------           ------
Safeway, Inc.
      6.150% due 03/01/06                                   700              697
      7.250% due 02/01/31                                   140              133
Saks, Inc.
      7.375% due 02/15/19                                   225              155
Salomon, Inc.
      6.000% due 12/03/02                                    45               41
Scotts Co.
      8.625% due 01/15/09                                   175              177
Sears Roebuck Acceptance Corp.
      6.250% due 05/01/09                                   630              589
Simon Debartolo Group, LP
      6.875% due 10/27/05                                   475              469
Simon Property Group, Inc.
      7.375% due 01/20/06                                   650              653
Sinclair Broadcast Group, Inc.
      8.750% due 12/15/07                                    20               19
Six Flags, Inc.
      9.750% due 06/15/07                                   425              446
Six Flags, Inc. Step Up Bond
   Zero Coupon due 04/01/08 (b)                             350              289
Small Business Administration-SBIC
   Series 10B
      7.449% due 08/01/10                                   499              531
Smithfield Foods, Inc.
      7.625% due 02/15/08                                   275              267
Sola International, Inc.
      11.000% due 03/15/08                                   30               27
Southern California Edison Co.
      6.650% due 04/01/29                                   570              365
Spectrasite Holdings, Inc. Step Up Bond
   Zero Coupon due 04/15/09 (b)                              20               11
   Series B
   Zero Coupon due 03/15/10 (b)                              35               17
Spieker Properties, LP
      6.950% due 12/15/02                                   500              510
Sprint Capital Corp.
      6.500% due 11/15/01                                 5,000            5,021
      6.375% due 05/01/09                                   100               93
      7.625% due 01/30/11                                   155              154
      6.875% due 11/15/28                                   756              632
State Street Corp.
      7.650% due 06/15/10                                   175              188
Station Casinos, Inc.
   10.125% due 03/15/06                                      42               43
    9.750% due 04/15/07                                      75               77
    9.875% due 07/01/10                                      50               52
Stewart Enterprises, Inc.
      6.700% due 12/01/03                                    70               60
Sun Microsystems, Inc.
      7.650% due 08/15/09                                   140              140
Suntrust Bank
      6.375% due 04/01/11                                   700              682
Target Corp.
      7.500% due 08/15/10                                   145              154
      6.350% due 01/15/11                                    75               74
Tekni Plex, Inc.
   Series B
      12.750% due 06/15/10                                   25               21
Tele-Communications, Inc.
      9.800% due 02/01/12                                   425              505
Tembec Industries, Inc.
      8.500% due 02/01/11                                   140              144
Tenet Healthcare Corp.
      7.875% due 01/15/03                                    50               51
      8.625% due 12/01/03                                   200              209
      6.000% due 12/01/05                                   650              547
Time Warner Entertainment Co., LP
      8.375% due 03/15/23                                   500              535
Time Warner, Inc.
      7.975% due 08/15/04                                   375              400
      7.750% due 06/15/05                                   275              293
      7.570% due 02/01/24                                    90               89
      6.625% due 05/15/29                                   735              654
Times Mirror Co.
      7.450% due 10/15/09                                   400              408
Toledo Edison Co.
      8.700% due 09/01/02                                   500              518
Transdigm, Inc.
      10.375% due 12/01/08                                   40               39
Transocean Sedco Forex, Inc.
      6.625% due 04/15/11                                   225              221
      7.500% due 04/15/31                                   200              197
Travelcenters of America, Inc.
      12.750% due 05/01/09                                   45               45
Trenwick Capital Trust I
      8.820% due 02/01/37                                   575              399
Tricon Global Restaurants, Inc.
      8.875% due 04/15/11                                   475              474
TRW, Inc.
      6.625% due 06/01/04                                   550              546
      7.625% due 03/15/06                                   305              312

106 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                               PRINCIPAL            MARKET
                                                AMOUNT               VALUE
                                                 (000)               (000)
                                                   $                   $
                                               ---------           -------
Ubquitel Operating Co. Step Up Bond
   Zero Coupon due 04/15/10 (b)                      132                57
Unilever Capital Corp.
      7.125% due 11/01/10                            840               875
Union Planters Corp.
      7.750% due 03/01/11                            350               359
United International Holdings, Inc.
   Step Up Bond
   Series B
   Zero Coupon due 02/15/08 (b)                       35                16
United Rentals, Inc.
   Series B
      8.800% due 08/15/08                              5                 4
      9.250% due 01/15/09                            140               120
United Technologies Corp.
      7.125% due 11/15/10                            140               146
URS Corp.
   Series B
      12.250% due 05/01/09                           120               120
US Airways Pass-through Certificate
   Series 2000-1
      8.110% due 02/20/17                            150               160
US West Capital Funding, Inc.
      6.875% due 08/15/01                          1,600             1,607
      6.875% due 07/15/28                            600               526
USX Corp.
      6.850% due 03/01/08                            600               603
Verizon Global Funding Corp.
      7.250% due 12/01/10                            150               155
Viacom, Inc.
      7.700% due 07/30/10                            875               929
Wal-Mart Stores, Inc.
      6.875% due 08/10/09                             75                77
      7.550% due 02/15/30                            415               451
Washington Mutual, Inc.
      7.500% due 08/15/06                            535               569
      8.250% due 04/01/10                            110               119
Waste Management Inc.
      6.875% due 05/15/09                            500               483
      7.375% due 08/01/10                            475               473
      7.100% due 08/01/26                            900               913
      7.000% due 07/15/28                            420               368
Wells Fargo Bank NA
      6.450% due 02/01/11                            700               695
Westdeutsche Landesbank NY
      6.050% due 01/15/09                            400               387
Williams Communications Group, Inc.
      11.700% due 08/01/08                           475               214
Williams Cos, Inc.
      7.500% due 01/15/31                            175               170
Williams Scotsman, Inc.
      9.875% due 06/01/07                            110                98
WorldCom, Inc.
      7.375% due 01/15/03                            675               683
                                                                   -------
                                                                   146,546
                                                                   -------
EURODOLLAR BONDS - 6.2%
Brazil, Republic of
      5.438% due 04/15/06 (b)                      3,200             2,832
Calpine Canada Energy Finance
      8.500% due 05/01/08                            560               557
Colombia, Republic of
      11.750% due 02/25/20                           300               272
Deutsche Telekom International
   Finance BV Step Up Bond
      8.250% due 06/15/30 (b)                        355               345
Ford Credit of Canada, Ltd.
      5.180% due 12/16/02                          5,000             4,995
Ford Motor Credit Co.
      4.885% due 01/17/02 (b)                      1,500             1,496
Global Crossing Holdings, Ltd.
      8.700% due 08/01/07                            375               343
Household Bank Nevada NA
      4.571% due 10/22/03 (b)                      4,000             3,982
Hutchison Whampoa Finance, Ltd.
      7.450% due 08/01/17                            250               239
KBC Bank Funding Trust II
      6.875% due 06/30/49 (e)                      1,000               860
KPNQwest BV
      8.125% due 06/01/09                            325               284
Merita Bank, Ltd.
      7.150% due 12/29/49 (e)                      1,200             1,215
Morgan Stanley Dean Witter
   Series T
      5.227% due 03/11/03 (b)                      2,000             1,999

                                                       Fixed Income III Fund 107

FIXED INCOME III FUND

                                             April 30, 2001 (Unaudited)

                                             PRINCIPAL           MARKET
                                               AMOUNT             VALUE
                                               (000)              (000)
                                                 $                  $
                                             ---------           ------
Nordbanken AB
      8.950% due 11/29/49 (e)                      250              269
NTL Communications Corp. Step Up Bond
   Series B
   Zero Coupon due 11/15/09 (b)                     20               10
Pacific Re, Ltd.
      8.894% due 05/31/03                          300              300
Panama, Republic of
      9.375% due 04/01/29                          111              113
      6.438% due 07/17/16 (b)                      213              171
Poland, Republic of
      3.750% due 10/27/24 (b)                      800              570
Quebec, Government of
      6.125% due 01/22/11                          225              220
RAS Laffan Liquefied Natural Gas
      8.294% due 03/15/14                          245              236
Royal Bank of Scotland Group PLC
   Series 3
      7.816% due 12/31/05 (b)                      310              325
Royal Bank of Scotland PLC
   Series 1
      9.118% due 03/31/49 (e)                    2,200            2,437
Russia, Government of Step Up Bond
   Series REGS
   Zero Coupon due 03/31/30 (b)                    250              104
Russian Federation, Ministry of Finance
      12.750% due 06/24/28                         115              103
SCL Term Aereo Santiago SA
      6.950% due 07/01/12                        2,000            1,914
Swiss Life Finance, Ltd.
      2.000% due 05/20/05                          730              765
Telefonica Europe BV
      8.250% due 09/15/30                          275              284
United Mexican States
      9.875% due 01/15/07                           85               91
      10.375% due 02/17/09                         125              138
      8.125% due 12/30/19                          450              410
Versatel Telecom BV
      11.875% due 07/15/09                          30               11
Western Capital, Ltd.
      9.440% due 01/07/03                          310              308
                                                             ----------
                                                                 28,198
                                                             ----------

MORTGAGE-BACKED SECURITIES - 52.3%
Banc of America Commercial
   Mortgage, Inc.
   Series 2002-2 Class A2
      7.197% due 05/15/10                          375              392
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class A1
      7.500% due 12/25/30 (b)                    4,064            4,106
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class D
      6.600% due 12/19/07                        1,325            1,296
   Series 1999-2 Class A2
      7.198% due 11/15/09                          500              524
Chase Mortgage Finance Corp.
   Series 1994-C Class A6
      6.250% due 02/25/10                          312              312
Countrywide Home Loans, Inc.
   Series 2000-2 Class A2
      7.750% due 04/25/30                          200              204
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 1998-C2 Class A1
      5.960% due 12/15/07                          470              474
   Series 2001-CK1 Class B
      6.560% due 12/18/10                          408              402
DLJ Mortgage Acceptance Corp.
   Series 1996-CF2 Class A1B
      7.290% due 11/12/21                        1,525            1,598
   Series 1996-Q5 Class A1
      5.563% due 06/25/26 (b)                      442              435
Federal Home Loan Mortgage Corp.
      7.000% 15 Year TBA                         2,003            2,049
Federal Home Loan Mortgage Corp.
   Interest Only Strip
   Series 207 Class IO
      7.000% due 04/01/30                          963              188
Federal Home Loan Mortgage Corp.
   Participation Certificate
      8.500% due 2017                              430              456
      10.500% due 2017                             225              248
      10.000% due 2020                             464              504
      8.500% due 2025                              254              271
      6.906% due 2027 (b)                          597              610
      8.500% due 2027                            1,199            1,267
      6.500% due 2028                               36               36
      6.699% due 2028 (b)                          423              430
      6.749% due 2028 (b)                          539              549
      7.500% due 2029                            1,381            1,410
      7.500% due 2030                            2,396            2,447
      7.813% due 2030                              621              650
      7.500% due 2031                              555              567

108 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                       (000)             (000)
                                                         $                 $
                                                    -----------       ----------
Federal Home Loan Mortgage Corp.
   Participation Certificate
   Interest Only Strip
   Series 191 Class IO
      8.000% due 01/01/28                                   892              178
Federal Home Loan Mortgage
   Participation Certificate Step Up Bond
   Series 1707 Class S
      3.737% due 03/15/24 (b)                             1,217              126
Federal National Mortgage Association
      6.500% 15 Year TBA (d)                              1,148            1,157
      6.000% 30 Year TBA (d)                              1,932            1,864
      6.500% 30 Year TBA (d)                              6,215            6,133
      7.000% 30 Year TBA (d)                              7,991            8,049
      7.500% 30 Year TBA (d)                              1,350            1,377
      8.000% 30 Year TBA (d)                              2,800            2,895
      8.500% 30 Year TBA (d)                              3,050            3,192
      6.000% due 2003                                       111              112
      10.000% due 2005                                       58               59
      6.625% due 2010                                     1,740            1,813
      10.000% due 2016                                      156              172
      10.000% due 2018                                      313              344
      8.200% due 2024 (b)                                    58               58
      10.000% due 2024                                      309              339
      7.500% due 2025 (b)                                   272              278
      7.718% due 2026                                     1,586            1,633
      6.500% due 2029                                     2,210            2,188
      7.000% due 2029                                     2,835            2,859
      8.500% due 2029                                        25               27
      7.500% due 2030                                     6,937            7,078
      8.000% due 2030                                     5,469            5,654
      8.500% due 2030                                     6,365            6,661
      9.500% due 2030                                       726              779
      7.000% due 2031                                     3,606            3,634
      8.000% due 2031                                     2,144            2,216
      8.500% due 2031                                     3,744            3,918
   Series 1997-77 Class G
      6.500% due 05/18/23                                 1,490            1,531
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
      8.000% due 11/25/21                                 2,077            2,192
Federal National Mortgage
   Association Interest Only Strip
   Series 281 Class 2
      9.000% due 11/01/26                                   449               90
   Series 306 Class IO
      8.000% due 05/01/30                                 1,824              292
Federal National Mortgage Corp.
      6.000% 15 Year TBA Gold (d)                         1,056            1,045
      7.500% 15 Year TBA Gold (d)                         1,232            1,272
      6.000% 30 Year TBA Gold (d)                           789              762
      6.500% 30 Year TBA Gold (d)                         1,695            1,674
      7.000% 30 Year TBA Gold (d)                         3,300            3,329
      7.500% 30 Year TBA Gold (d)                         7,646            7,815
      8.000% 30 Year TBA (d)                              6,049            6,259
   Series 1037 Class Z
      9.000% due 02/15/21 (f)                               511              540
   Series 2006 Class B
      6.500% due 08/15/23                                 3,068            3,107
   Series 2141 Class SD
      3.125% due 04/15/29 (b)                             1,361              126
First Union National Bank-Chase
   Manhattan Bank Commercial
   Mortgage Trust
   Series 1999-C2 Class A2
      6.645% due 04/15/09                                   450              458
GE Capital Commercial Mortgage Corp.
   Series 2001-1 Class A1
      6.079% due 10/15/10                                   250              251
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1997-C1 Class A2
      6.850% due 09/15/06                                   200              207
   Series 1998-C1 Class A2
      6.700% due 03/15/08                                 3,000            3,046
   Series 1998-C2 Class A2
      6.420% due 08/15/08                                   425              427
Government National
   Mortgage Association
      6.000% 30 Year TBA (d)                              3,000            2,915
      6.500% 30 Year TBA (d)                             70,000           69,432
      7.000% 30 Year TBA (d)                              8,300            8,386
      10.500% due 2016                                      162              181
      9.000% due 2017                                     1,901            2,038
      11.000% due 2020                                      294              329
      10.000% due 2022                                      281              309
      7.125% due 2023 (b)                                   379              387
      7.625% due 2023 (b)                                   260              266
      7.750% due 2023 (b)                                   239              244
      7.000% due 2024                                     1,576            1,610
      7.125% due 2024 (b)                                   890              912
      7.500% due 2024                                       269              276
      7.625% due 2024 (b)                                   785              804
      6.375% due 2025                                     1,192            1,208
      6.500% due 2025                                        33               34
      6.750% due 2025                                        51               52
      7.375% due 2025 (b)                                   377              382
      7.000% due 2026                                     1,033            1,058
      6.125% due 2027                                       186              191
      7.375% due 2027 (b)                                 1,209            1,225
      7.750% due 2027 (b)                                 1,412            1,443

                                                       Fixed Income III Fund 109

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                      PRINCIPAL         MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                    -------------    -----------
      6.500% due 2028                                       1,858          1,844
      7.375% due 2028 (b)                                      56             56
      6.000% due 2029                                       3,681          3,576
      6.500% due 2029                                          54             54
      7.500% due 2029 (b)                                   1,220          1,249
      8.000% due 2029                                       2,743          2,840
      6.500% due 2030 (b)                                   2,865          2,885
      6.500% due 2031                                         200            198
      7.000% due 2031                                       1,030          1,041
   Series 2000-8 Class SA
      3.428% due 01/16/30 (b)                               1,686            122
   Series 2000-9 Class SH
      3.977% due 02/16/30 (b)                               2,840            235
Government National Mortgage
   Association II
      6.500% 30 Year TBA (d)                                1,000            988
Government National Mortgage
   Association Pass-through
      Certificate
   Series 1999-43 Class UD
      2.961% due 11/16/29 (b)                               1,960            132
   Series 1999-44 Class SA
      3.511% due 12/16/29 (b)                               1,564            119
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09                                     197            211
   Series 2000-C4 Class A2
      7.370% due 06/15/10                                     400            423
Morgan Stanley Capital I, Inc.
   Series 1998-XL1 Class A3
      6.480% due 05/03/08                                     244            246
PNC Mortgage Acceptance Corp.
   Series 2000-C2 Class A2
      7.300% due 09/12/10                                     400            420
Residential Funding Mortgage Securities II
   Series 1997-HS5 Class M1
      7.010% due 05/25/27                                   1,368          1,391
Resolution Trust Corp.
   Series 1994 - C2 Class G
      8.000% due 04/25/25                                     357            357
   Series 1994-1 Class M-2
      7.750% due 09/25/29                                     318            317
Salomon Brothers Mortgage Securities VII
   Series 1999-NC3 Class A
      4.856% due 07/25/29 (b)                               2,634          2,637
   Series 2000-C3 Class A2
      6.592% due 10/18/10                                     500            503
Salomon Brothers Mortgage Securities VII,
   Inc. Mortgage Pass-through Certificate
   Series 1994-16 Class A
      9.227% due 11/25/24 (b)                                 137            139
Torrens Trust Step Up Bond
   Series 2000-1GA Class A
      5.424% due 07/15/31 (b)                               1,666          1,662
Vendee Mortgage Trust
   Series 2000-1 Class 2G
      7.250% due 06/15/09                                     260            268
Vornado Finance, LLC
   Series 2000-VNO Class C
      8.095% due 03/15/10                                     790            839
Washington Mutual
   Series 2000-1R Class A
      5.210% due 07/26/03                                     486            485
                                                                     -----------
                                                                         239,560
                                                                     -----------
NON-US BONDS - 0.8%
British Sky Broadcasting
      7.750% due 07/09/09                           GBP        15             20
Callahan Nordrhein-Westfalen Gmbh
      14.000% due 07/15/10                          EUR        15             14
Colt Telecom Group PLC
      7.625% due 12/15/09                           GBP        40             32
Completel Europe NV
   Series B
      14.000% due 04/15/10                          EUR        50             30
Coral Group Holdings PLC
   Series B
      13.500% due 09/30/09                          GBP        11             15
Diamond Holdings PLC
      10.000% due 02/01/08                          GBP        10             11
Energis PLC
      9.500% due 06/15/09                           GBP        50             69
Gala Group Holdings PLC
      12.000% due 06/01/10                          GBP        15             22
Germany, Federal Republic of
      5.250% due 01/04/11                           EUR     1,900          1,716
      5.625% due 01/04/28                           EUR       210            186
      4.750% due 07/04/28                           EUR       200            156
Hungary, Government of
      15.500% due 05/12/01                          HUF     8,000             27
      9.500% due 01/12/02                           HUF    19,400             64
   Series 02/K
      9.500% due 06/12/02                           HUF    37,000            122
Hungary, Republic of
      13.500% due 11/24/01                          HUF    24,000             84

110 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                     PRINCIPAL          MARKET
                                                      AMOUNT            VALUE
                                                       (000)            (000)
                                                         $                $
                                                   --------------     ----------
Ineos PLC
      8.625% due 04/30/05                          EUR         60             29
IPC Magazines Group, PLC
   Step Up Bond
      Zero Coupon due 03/15/08 (b)                 GBP         20             18
Ispat Europe Group SA
      11.875% due 02/01/11                         EUR          5              4
Jazztel PLC
      14.000% due 07/15/10                         EUR         45             21
Jones Lang LaSalle Finance
      9.000% due 06/15/07                          EUR         25             24
Kappa Beheer BV
      10.625% due 07/15/09                         EUR         20             19
Kappa Beheer BV Step Up Bond
      12.500% due 07/15/09 (b)                     EUR          5              3
KPNQwest BV
      8.875% due 02/01/08                          EUR         55             43
Lesotho Highlands Water
      12.000% due 12/01/05                         ZAR        650             80
      13.000% due 09/15/10                         ZAR        850            108
   Series WS02
      12.500% due 04/15/02                         ZAR        780             98
Mexico, Government of
      16.000% due 01/23/03                         MXN      2,056            227
      14.000% due 01/22/04                         MXN        473             51
Ono Finance PLC
   Series UNIT
      14.000% due 02/15/11                         EUR         75             56
Preem Holdings AB
      10.625% due 03/31/11                         EUR         40             37
Premier International Foods PLC
   Series L
      12.250% due 09/01/09                         GBP         15             21
PTC International Finance
      11.250% due 12/01/09                         EUR          5              4
Regional Independent Media
   Step Up Bond
   Zero Coupon due 07/01/08 (b)                    GBP         45             50
Telewest Communications PLC
   Step Up Bond
   Zero Coupon due 04/15/09 (b)                    GBP         80             61
United Pan-Europe Communications
      11.250% due 02/01/10                         EUR         45             26
   Series B
      13.375% due 11/01/09 (b)                     EUR         30             10
                                                                      ----------
                                                                           3,558
                                                                      ----------
UNITED STATES GOVERNMENT AGENCIES - 3.0%
Federal Home Loan Mortgage Corp.
      5.250% due 02/15/04                                   1,500          1,511
Federal National Mortgage Association
   Zero Coupon due 06/01/17                                 5,350          1,883
Federal National Mortgage Corp.
      6.750% due 09/15/29                                   5,425          5,562
Small Business Administration
   Series 97-D
      7.500% due 04/01/17                                   4,546          4,784
                                                                      ----------
                                                                          13,740
                                                                      ----------
UNITED STATES GOVERNMENT TREASURIES - 8.2%
United States Treasury Bond
   Principal Strip
   Zero Coupon due 11/15/21                                 6,134          1,745
   Zero Coupon due 11/15/24                                 1,134            272
   Zero Coupon due 11/15/27                                 2,150            438
United States Treasury Bonds
      8.875% due 02/15/19                                     250            332
      8.125% due 05/15/21                                     450            566
      3.625% due 04/15/28                                     543            553
      3.875% due 04/15/29                                   4,919          5,231
      6.250% due 05/15/30                                   4,575          4,822
United States Treasury
   Interest Only Strips
   Zero Coupon due 02/15/11                                 3,205          1,879
United States Treasury Notes
      3.625% due 07/15/02 (f)                                 908            925
      5.750% due 11/30/02 (f)                               1,025          1,048
      5.125% due 12/31/02                                   1,350          1,367
      7.875% due 11/15/04 (f)                                 100            110
      7.500% due 02/15/05                                   2,400          2,621
      6.750% due 05/15/05                                     325            347
      5.750% due 11/15/05                                   1,600          1,656
      6.500% due 10/15/06                                   2,375          2,539
      3.375% due 01/15/07                                   3,883          3,947
      3.625% due 01/15/08                                   2,394          2,457
      3.875% due 01/15/09                                     107            112
      5.750% due 08/15/10                                   3,850          3,948
      5.000% due 02/15/11                                     760            741
                                                                      ----------
                                                                          37,656
                                                                      ----------
YANKEE BONDS - 3.0%
Abbey National PLC
      7.950% due 10/26/29                                      40             44
Abitibi-Consolidated, Inc.
      8.850% due 08/01/30                                     735            750

                                                       Fixed Income III Fund 111

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                        PRINCIPAL        MARKET
                                                         AMOUNT          VALUE
                                                          (000)          (000)
                                                            $              $
                                                       ------------   ----------
Alberta Energy Co., Ltd.
      8.125% due 09/15/30                                       340          365
Alestra SA de RL de CV
      12.625% due 05/15/09                                      185          152
Amvescap PLC
      6.600% due 05/15/05                                       875          875
Avecia Group PLC
      11.000% due 07/01/09                                       75           79
British Sky Broadcasting Group PLC
      8.200% due 07/15/09                                       525          521
Canadian National Railway Co.
      6.900% due 07/15/28                                       525          485
Colt Telecom Group PLC Step Up Bond
   Zero Coupon due 12/15/06 (b)                                 475          470
Domtar, Inc.
      8.750% due 08/01/06                                       325          345
Dynacare, Inc.
      10.750% due 01/15/06                                       55           56
Edperbrascan Corp.
      7.125% due 12/16/03                                       775          774
Glencore Nickel Party, Ltd.
      9.000% due 12/01/14                                       250          180
Global Crossing Holdings, Ltd.
      9.125% due 11/15/06                                       315          298
GT Group Telecom, Inc. Step Up Bond
   Zero Coupon due 02/01/10 (b)                               1,235          426
Gulf Canada Resources, Ltd.
      7.125% due 01/15/11                                       325          326
Hyundai Semiconductor America, Inc.
      8.625% due 05/15/07                                       100           55
Innova S de R.L.
      12.875% due 04/01/07                                       95           81
Koninklijke KPN NV
      8.000% due 10/01/10                                       150          144
      8.375% due 10/01/30                                       525          462
National Westminster Bank PLC
      7.750% due 04/29/49 (e)                                   475          472
Nortel Networks, Ltd.
      6.125% due 02/15/06                                       870          820
Quebec, Province of
      7.500% due 07/15/23                                       600          636
Regional Independent Media
      10.500% due 07/01/08                                       60           62
Royal Caribbean Cruises, Ltd.
      7.000% due 10/15/07                                       900          832
      7.500% due 10/15/27                                       450          349
St. George Bank, Ltd.
      7.150% due 10/01/05                                       775          794
Stagecoach Holdings PLC
      8.625% due 11/15/09                                       575          535
TM Group Holdings
      11.000% due 05/15/08                                       20           20
Tyco International Group SA
      6.875% due 09/05/02                                       125          127
      6.125% due 01/15/09                                     1,025          975
      6.750% due 02/15/11                                       600          594
      7.000% due 06/15/28                                        35           32
United Pan-Europe Communications
   Step Up Bond
   Series B
   Zero Coupon due 08/01/09 (b)                                 100           32
   Zero Coupon due 02/01/10 (b)                                  45           15
Vodafone Group PLC
      7.750% due 02/15/10                                       100          106
   Series B
      7.875% due 02/15/30                                       390          411
                                                                      ----------
                                                                          13,700
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS
(cost $499,529)                                                          501,003
                                                                      ----------
                                                         NOTIONAL
                                                          AMOUNT
                                                          (000)
                                                       ------------
OPTIONS PURCHASED - 0.0%
Government National
   Mortgage Association (c)
   May 92.63 Put                                         76,800               --
   May 94.64 Put                                          9,300               --
United States Treasury Notes (c)
   Aug 103.97 Call                                        2,950               26
                                                                       ---------
TOTAL OPTIONS PURCHASED
(cost $58)                                                                    26
                                                                       ---------
PREFERRED STOCKS - 0.6%
Paxson Communications Corp.                                 338              341
California Federal Preferred
   Capital Corp.                                         30,750              776
Equity Office Properties Trust                           15,000              683
Global Crossing Holdings, Ltd.                            6,000              525
Six Flags, Inc. (conv.)                                  10,000              318
                                                                       ---------
TOTAL PREFERRED STOCKS
(cost $2,664)                                                              2,643
                                                                       ---------

112 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                       ------------   ----------
SHORT-TERM INVESTMENTS - 18.1%
British Telecommunications PLC
      6.852% due 10/09/01                                     1,150       1,150
Citibank CRC Linked Deposit
      13.500% due 05/22/01 (a)                                   96          96
Federal Farm Credit Bank
   Consolidated Discount Note
      4.450 due 07/10/01                                        100          99
Federal Home Loan Bank
   Consolidated Discount Note
      4.560% due 02/27/02                                       147         141
      4.820% due 06/11/01 (a)                                   170         169
      4.600% due 06/13/01 (a)                                 1,955       1,945
      4.160% due 06/19/01 (a)                                   213         212
      4.460% due 07/06/01                                       244         242
      4.100% due 07/20/01                                       100          99
      4.050% due 07/30/01                                       100          99
      3.980% due 04/23/02                                       200         192
Federal Home Loan Bank
   Discount Note
      5.949% due 05/01/01 (a)                                   100         100
      5.120% due 05/07/01 (a)                                   100         100
      5.848% due 05/31/01 (a)                                   197         196
      6.039% due 06/01/01 (a)                                   177         176
      5.781% due 06/20/01 (a)                                   240         238
      5.758% due 06/27/01 (a)                                   130         129
      5.430% due 12/10/01                                       100          96
      5.317% due 12/21/01                                       100          96
      5.030% due 05/21/01 (a)                                   190         189
      4.800% due 11/19/01                                       100          97
Federal Home Loan Mortgage Corp.
   Discount Notes
      5.140% due 05/03/01 (a)                                   100         100
      4.000% due 07/13/01                                     1,300       1,288
   Series RB
      4.300% due 05/04/01 (a)                                   175         175
      4.900% due 05/08/01 (a)                                   100         100
      5.160% due 05/10/01 (a)                                   131         131
      5.400% due 05/15/01 (a)                                   230         230
      6.069% due 10/11/01                                       108         104
Federal National Mortgage
   Association Discount Notes
      6.364% due 05/14/01 (a)                                11,909      11,888
      4.250% due 05/24/01 (a)                                   147         147
      4.710% due 05/31/01 (a)                                   100         100
      4.630% due 06/14/01 (a)(f)                                100          99
      4.580% due 06/21/01 (a)                                   100          99
      6.319% due 07/27/01                                       240         229
      6.310% due 08/10/01                                       100          95
      6.084% due 09/27/01                                       219         217
      6.055% due 11/02/01                                       220         207
      5.714% due 11/30/01                                       200         189
      5.334% due 12/14/01                                       238         225
   Series BB
      5.170% due 05/10/01 (a)                                   107         107
      4.760% due 05/07/01 (a)                                   214         214
      4.280% due 05/17/01 (a)                                 5,350       5,340
      4.580% due 06/05/01 (a)                                    47          47
      4.570% due 06/06/01 (a)                                   117         116
      4.560% due 06/11/01 (a)                                   200         199
      4.540% due 07/05/01                                       144         143
Frank Russell Investment Company
   Money Market Fund,
   due on demand (a)                                         54,919      54,919
Salomon, Inc.
      14.000% due 05/25/01 (a)                                   32          32
      14.900% due 12/06/01                                       73          73
United States Treasury Bills
      4.900% due 05/17/01 (a)(f)                                220         220
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $82,922)                                                           82,894
                                                                     ----------
                                                          NUMBER
                                                            OF
                                                          SHARES
                                                       ------------
WARRANTS - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (c)                                          1,235          34
Railamerica Transportation Corp.
   2010 Warrants (c)                                             55           1
Travelcenters of America, Inc.
   2009 Warrants (c)                                             60           1
Ubiquitel, Inc. 2010 Warrants (c)                                87           1
United Mexican States
   2003 Warrants (c)                                        484,000           6
                                                                     ----------

TOTAL WARRANTS
(cost $71)                                                                   43
                                                                     ----------

TOTAL INVESTMENTS - 128.1%
(identified cost $585,244)                                              586,609

OTHER ASSETS AND LIABILITIES,
NET - (28.1%)                                                          (128,500)
                                                                     ----------

NET ASSETS - 100.0%                                                     458,109
                                                                     ==========

                                                       Fixed Income III Fund 113

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

(a) At amortized cost, which approximates market.
(b) Adjustable or floating rate security.
(c) Nonincome-producing security.
(d) Forward commitment.
(e) Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g) Each contract represents $100,000 notional value.
(h) Each contract represents $125,000 notional value.
(i) Each contract represents $250,000 notional value.

Abbreviations:
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso
BRL - Brazilian real
CLP - Chilean peso
CNY - Chinese renminbi yuan
CRC - Costa Rican colon
CZK - Czech koruna
EUR - Euro dollar
GBP - British pound sterling
HUF - Hungarian forint
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KES - Kenyan shilling
KRW - South Korean won
MXN - Mexican peso
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SKK - Slovakian koruna
TWD - New Taiwan dollar
USD - United States dollar
UYU - Uruguayan peso
VEB - Venezuelan bolivar

See accompanying notes which are an integral part of the financial statements.

114 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

                                                                    UNREALIZED
                                                  NUMBER           APPRECIATION
                                                    OF            (DEPRECIATION)
FUTURES CONTRACTS                               CONTRACTS              (000)
                                                ---------         --------------
LONG POSITIONS
Euribor Futures (i)
   expiration date 06/01                                4         $           3
   expiration date 03/02                               27                    (5)

Euro Dollar Futures (i)
   expiration date 03/02                               20                     5
   expiration date 06/02                               31                    (4)
   expiration date 09/02                               31                    (8)
   expiration date 12/02                               31                   (12)
   expiration date 03/03                               11                    (8)
   expiration date 06/03                                5                    (2)
   expiration date 09/03                                5                    (2)
   expiration date 12/03                                5                    (2)
   expiration date 03/04                                5                    (2)

Germany, Federal Republic Bonds
   10 Year Futures
   expiration date 06/01 (g)                          139                  (157)

Libor Futures (h)
   expiration date 03/02                                6                     3
   expiration date 06/02                                6                     3
   expiration date 09/02                                6                     2
   expiration date 12/02                                6                     1

Municipal Bond Index Futures
   expiration date 06/01 (g)                            6                   (21)

United States Treasury Bonds Futures
   expiration date 06/01 (g)                          228                (1,118)

United States Treasury Notes 10 Year Futures
   expiration date 06/01 (g)                          126                  (108)

SHORT POSITIONS
United States Treasury Bonds Futures
   expiration date 06/01 (g)                           96                   398

United States Treasury Notes 5 Year Futures
   expiration date 06/01 (g)                           82                    25

United States Treasury Notes 10 Year Futures
   expiration date 06/01 (g)                          207                   464
                                                                  -------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                      $        (545)
                                                                  =============
                                                 NOTIONAL             MARKET
                                                  AMOUNT              VALUE
                                                  (000)               (000)
OPTIONS WRITTEN                                     $                   $
                                                ---------         -------------
Euro Dollar
   Dec 95.25 Put                                      183                    37
   Dec 95.00 Put                                       43                     5
United States Treasury Notes
   Aug 102.47 Call                                  2,950                    50
   Aug 109.47 Call                                  2,950                     3
United States Treasury Notes
   10 Year Futures
   May 107.00 Call                                      8                     1
   May 108.00 Call                                     55                     2
   May 105.00 Put                                      31                    52
                                                                  -------------

Total Liability for Options Written
   (premiums received $142)                                                 150
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 115

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
 CONTRACTS TO          IN EXCHANGE                               APPRECIATION
   DELIVER                 FOR              SETTLEMENT          (DEPRECIATION)
    (000)                 (000)                DATE                 (000)
--------------        -------------        ------------        ----------------
USD        175        ARS       176          05/04/01          $              1
USD        351        ARS       353          05/04/01                         1
USD         19        ARS        19          05/07/01                        --
USD         51        ARS        51          05/08/01                        --
USD         12        ARS        12          05/16/01                        --
USD         31        ARS        31          05/16/01                        --
USD        173        ARS       175          06/04/01                        (1)
USD         82        ARS        83          06/05/01                        (1)
USD         45        ARS        45          06/13/01                        --
USD          2        ARS         2          06/13/01                        --
USD         61        ARS        63          06/19/01                        --
USD          1        ARS         1          06/19/01                        --
USD         80        BRL       162          05/31/01                        (7)
USD        192        BRL       388          05/31/01                       (17)
USD         56        BRL       117          09/27/01                        (6)
USD         55        CLP    30,982          05/14/01                        (3)
USD         55        CLP    31,240          08/14/01                        (3)
USD        125        CLP    73,375          09/28/01                        (5)
USD        149        CLP    87,463          10/04/01                        (6)
USD         11        CLP     6,337          10/10/01                        (1)
USD         53        CLP    31,518          12/12/01                        (1)
USD         99        CLP    58,594          12/13/01                        (3)
USD        147        CLP    86,363          02/27/02                        (7)
USD         30        CNY       249          05/10/01                        --
USD         19        CNY       158          05/14/01                        --
USD        190        CNY     1,576          05/21/01                        --
USD        140        CNY     1,163          07/11/01                        --
USD         82        CNY       681          07/31/01                        --
USD         32        CRC    10,552          06/22/01                        --
USD         13        CRC     4,137          07/16/01                        --
USD        214        CZK     8,370          05/07/01                         1
USD         77        CZK     2,939          05/11/01                        (1)
USD        105        CZK     3,998          06/01/01                        (2)
USD         41        CZK     1,530          06/07/01                        (1)
USD        117        CZK     4,511          06/11/01                        (2)
USD         69        CZK     2,545          06/12/01                        (3)
USD         49        CZK     1,910          07/17/01                        --
USD        793        EUR       898          06/05/01                         3
USD         13        EUR        16          06/12/01                        --
USD         14        EUR        15          07/26/01                        --
USD         28        EUR        31          07/26/01                        (1)
USD        261        EUR       291          07/26/01                        (3)
USD         11        EUR        12          07/26/01                        --
USD         17        EUR        19          07/26/01                        --
USD         57        EUR        63          07/26/01                        (1)
USD          9        EUR        10          07/26/01                        --
USD         33        EUR        37          07/26/01                        --
USD         39        GBP        27          07/26/01                        --
USD         15        GBP        10          07/26/01                        --
USD         13        HUF     4,037          06/05/01                        --
USD         20        HUF     5,793          06/11/01                        (1)
USD        240        HUF    69,038          08/06/01                       (15)
USD        108        HUF    33,830          10/15/01                         1
USD         60        ILS       252          05/10/01                         1
USD        204        ILS       841          06/20/01                        (2)
USD         35        ILS       147          06/28/01                        --
USD        131        INR     6,174          05/14/01                         1
USD        145        INR     6,886          06/20/01                         2
USD         60        INR     2,861          07/05/01                         1
USD         84        INR     4,005          07/10/01                         1
USD          3        JPY       310          07/26/01                        --
USD         35        KES     2,749          06/12/01                        --
USD         71        KES     5,551          06/18/01                        --
USD        415        KES    32,447          06/18/01                        (1)
USD         36        KES     2,830          06/25/01                        --
USD         16        KRW    20,248          05/14/01                        (1)
USD        100        KRW   134,250          06/11/01                         1
USD         95        KRW   122,883          06/20/01                        (2)
USD         25        KRW    32,550          07/23/01                        --
USD        118        MXN     1,114          06/18/01                         1
USD         63        MXN       635          06/22/01                         4
USD        129        MXN     1,300          06/22/01                         9
USD        270        MXN     2,690          06/22/01                        16
USD         25        MXN       259          08/25/01                         2
USD        147        MXN     1,526          12/19/01                         6
USD         45        MXN       480          03/12/02                         3
USD        200        MXN     2,070          04/18/02                         1
USD        129        PEN       470          06/28/01                        --
USD         53        PHP     2,666          05/07/01                        (1)
USD         65        PHP     3,197          06/01/01                        (3)
USD         95        PHP     4,912          06/11/01                        (1)
USD         48        PHP     2,450          07/03/01                        (1)
USD         71        PHP     3,717          07/10/01                        --
USD         91        PHP     4,718          07/10/01                        (1)
USD        169        PLN       852          10/02/01                        36
USD        220        PLN     1,130          11/16/01                        48
USD         20        PLN       103          11/20/01                         4
USD         76        PLN       337          11/20/01                         4
USD        201        PLN       997          12/07/01                        34
USD         68        RUB     1,979          05/15/01                        --
USD         51        RUB     1,487          05/18/01                        --
USD        147        RUB     4,272          05/24/01                        --
USD         49        RUB     1,430          05/30/01                        --
USD         70        RUB     2,049          06/14/01                        --
USD         35        RUB     1,012          06/21/01                        --
USD         35        SKK     1,699          05/11/01                        (1)

See accompanying notes which are an integral part of the financial statements.

116 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
 CONTRACTS TO          IN EXCHANGE                               APPRECIATION
   DELIVER                 FOR              SETTLEMENT          (DEPRECIATION)
    (000)                 (000)                DATE                 (000)
--------------        -------------        ------------        ----------------
USD         70        SKK     3,456          05/17/01          $             --
USD         21        SKK     1,067          05/22/01                         1
USD        190        SKK     9,448          06/05/01                         2
USD         54        SKK     2,660          06/08/01                         1
USD         82        SKK     4,075          06/15/01                         1
USD         91        SKK     4,516          12/18/01                        (1)
USD         42        SKK     2,109          12/21/01                        --
USD         67        SKK     6,285          12/27/01                        (1)
USD        135        TWD     4,436          05/21/01                        --
USD         29        TWD       961          07/20/01                        --
USD         67        UYU       867          05/08/01                        --
USD         73        UYU       943          05/14/01                        (1)
USD         66        VEB    47,049          05/09/01                        --
USD         78        VEB    55,622          05/31/01                        --
USD         47        VEB    33,546          06/05/01                        --
USD        213        VEB   152,881          06/20/01                        (1)
USD         69        VEB    49,421          06/22/01                        --
USD         86        VEB    61,863          06/25/01                        (1)
USD         94        VEB    67,717          06/25/01                        --
ARS        175        USD       171          06/04/01                        (1)
ARS         83        USD        81          06/05/01                        (1)
ARS         47        USD        45          06/13/01                        (1)
ARS         64        USD        61          06/19/01                        (2)
BRL        185        USD        92          05/31/01                         8
BRL        287        USD       127          10/16/01                         3
CLP    116,456        USD       193          05/08/01                        (2)
CLP     30,982        USD        53          05/14/01                         1
CLP     92,630        USD       152          06/25/01                        (1)
CZK        540        USD        13          06/12/01                        --
EUR        242        USD       214          05/07/01                        --
EUR         39        USD        35          05/11/01                         1
EUR         85        USD        77          05/11/01                         1
EUR         80        USD        70          05/17/01                        --
EUR        110        USD       105          06/01/01                         8
EUR        216        USD       190          06/05/01                        (1)
EUR         42        USD        41          06/07/01                         3
EUR         60        USD        54          06/08/01                        --
EUR        130        USD       117          06/11/01                         2
EUR         70        USD        69          06/12/01                         7
EUR         93        USD        82          06/15/01                        --
EUR         55        USD        49          07/17/01                        --
EUR         27        USD        24          07/26/01                        --
EUR      2,293        USD     2,056          07/26/01                        24
EUR        122        USD       108          10/15/01                        --
EUR        102        USD        91          12/18/01                         1
EUR         47        USD        42          12/21/01                         2
EUR         72        USD        67          12/27/01                         3
GBP         86        USD       126          05/08/01                         4
GBP        156        USD       224          07/26/01                         1
GBP         59        USD        84          07/26/01                         1
GBP         67        USD        97          07/26/01                         1
ILS        448        USD       109          06/20/01                         1
INR      6,572        USD       139          05/14/01                        (1)
JPY     35,036        USD       291          07/26/01                         4
JPY      8,290        USD        69          07/26/01                         1
MXN      1,114        USD       117          06/18/01                        (1)
MXN      1,408        USD       136          06/22/01                       (15)
MXN        867        USD        87          06/22/01                        (6)
MXN      2,350        USD       247          06/22/01                        (3)
MXN        259        USD        27          08/27/01                        --
PEN        129        USD        36          05/18/01                        --
PLN        423        USD        95          10/02/01                        (7)
UYU        443        USD        34          05/14/01                        --
                                                               ----------------

                                                               $            112
                                                               ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 117

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $585,244).................  $    586,609
Cash.............................................................           519
Foreign currency holdings (identified cost $831).................           831
Unrealized appreciation on forward foreign
   currency exchange contracts...................................           264
Receivables:
   Dividends and interest........................................         5,408
   Investments sold (regular settlement).........................         3,931
   Investments sold (delayed settlement).........................         8,123
   Fund shares sold..............................................           276
                                                                   ------------
      Total assets...............................................       605,961

LIABILITIES
Payables:
   Investments purchased (regular settlement).........  $   4,255
   Investments purchased (delayed settlement).........    142,541
   Fund shares redeemed...............................        388
   Accrued fees to affiliates.........................        287
   Other accrued expenses.............................         56
   Daily variation margin on futures contracts........         23
Unrealized depreciation on forward foreign
   currency exchange contracts........................        152
Options written, at market value (premiums
   received $142).....................................        150
                                                        ---------
      Total liabilities..........................................       147,852
                                                                   ------------
NET ASSETS.......................................................  $    458,109
                                                                   ============

NET ASSETS CONSIST OF:
Undistributed net investment income..............................  $      5,904
Accumulated distributions in excess of net
   realized gain.................................................       (14,002)
Unrealized appreciation (depreciation) on:
   Investments...................................................         1,365
   Futures contracts.............................................          (545)
   Options written...............................................            (8)
   Foreign currency-related transactions.........................            96
Shares of beneficial interest....................................           455
Additional paid-in capital.......................................       464,844
                                                                   ------------
NET ASSETS.......................................................  $    458,109
                                                                   ============

NET ASSET VALUE, offering and redemption
   price per share:
   Class E ($8,403,196 divided by 833,740
      shares of $.01 par value shares of
      beneficial interest outstanding)...........................  $      10.08
                                                                   ============
   Class I ($427,097,515 divided by
      42,436,958 shares of $.01 par value
      shares of beneficial interest
      outstanding)...............................................  $      10.06
                                                                   ============
   Class Y ($22,607,804 divided by 2,246,292
      shares of $.01 par value shares of
      beneficial interest outstanding)...........................  $      10.06
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

118 Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest.........................................................  $   15,315
   Dividends from Money Market Fund.................................       1,255
   Dividends........................................................         118
                                                                      ----------
      Total investment income.......................................      16,688

EXPENSES
   Advisory fees........................................  $   1,159
   Administrative fees..................................        112
   Custodian fees.......................................        232
   Transfer agent fees..................................        104
   Professional fees....................................         20
   Registration fees....................................         27
   Shareholder servicing fees - Class E.................          7
   Trustees' fees.......................................          6
   Miscellaneous........................................         19
                                                          ---------
   Expenses before reductions...........................      1,686
   Expense reductions...................................        (20)
                                                          ---------
      Expenses, net.................................................       1,666
                                                                      ----------
Net investment income...............................................      15,022
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..........................................      8,982
   Futures contracts....................................     (1,010)
   Options written......................................        (83)
   Foreign currency-related transactions................       (187)       7,702
                                                          ---------
Net change in unrealized appreciation
   (depreciation) on:
   Investments..........................................      4,895
   Futures contracts....................................       (464)
   Options written......................................        (69)
   Foreign currency-related transactions................         60        4,422
                                                          ---------   ----------
Net realized and unrealized gain (loss).............................      12,124
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $   27,146
                                                                      ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 119

FIXED INCOME III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2001       TEN MONTHS ENDED       YEAR ENDED
                                                                           (UNAUDITED)         OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                         ----------------      ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................     $         15,022      $         26,852    $         27,738
   Net realized gain (loss).........................................                7,702                (1,870)            (18,472)
   Net change in unrealized appreciation (depreciation).............                4,422                 7,565             (10,950)
                                                                         ----------------      ----------------    ----------------
Net increase (decrease) in net assets from operations...............               27,146                32,547              (1,684)
                                                                         ----------------      ----------------    ----------------

DISTRIBUTIONS
   From net investment income
      Class E.......................................................                 (141)                 (210)               (107)
      Class I.......................................................              (11,981)              (22,787)            (28,340)
      Class Y.......................................................                 (586)                 (665)                 --
                                                                         ----------------      ----------------    ----------------
         Net decrease in net assets from distributions..............              (12,708)              (23,662)            (28,447)
                                                                         ----------------      ----------------    ----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....              (39,199)                4,350              37,576
                                                                         ----------------      ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................              (24,761)               13,235               7,445

NET ASSETS
   Beginning of period..............................................              482,870               469,635             462,190
                                                                         ----------------      ----------------    ----------------
   End of period (including undistributed net investment income of
      $5,904, $3,590, and accumulated distributions in excess of
      net investment income of $115, respectively)..................     $        458,109      $        482,870    $        469,635
                                                                         ================      ================    ================

See accompanying notes which are an integral part of the financial statements.

120 Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*        2000**         1999***
                                                                                        --------      --------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $   9.77      $   9.61       $   10.12
                                                                                        --------      --------       ---------

INCOME FROM OPERATIONS
   Net investment income (a)..........................................................       .30           .51             .35
   Net realized and unrealized gain (loss)............................................       .25           .11            (.43)
                                                                                        --------      --------       ---------
      Total income from operations....................................................       .55           .62            (.08)
                                                                                        --------      --------       ---------

DISTRIBUTIONS
   From net investment income.........................................................      (.24)         (.46)           (.43)
                                                                                        --------      --------       ---------

NET ASSET VALUE, END OF PERIOD........................................................  $  10.08      $   9.77       $    9.61
                                                                                        ========      ========       =========

TOTAL RETURN (%)(b)...................................................................      5.71          6.55            (.83)


RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     8,403         5,362           2,367

   Ratios to average net assets (%)(c):
      Operating expenses, net.........................................................       .94           .99             .94
      Operating expenses, gross.......................................................       .95          1.15             .94
      Net investment income...........................................................      6.15          6.37            5.63

   Portfolio turnover rate (%)........................................................     76.62        108.08          131.38

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Fixed Income III Fund 121

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------

                                              2001*        2000**       1999         1998         1997         1996         1995
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $     9.76   $     9.59   $    10.22   $    10.42   $    10.17   $    10.34   $     9.37
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income (a).............         .32          .53          .59          .62          .63          .64          .67
   Net realized and unrealized gain
      (loss).............................         .24          .11         (.62)         .08          .32         (.16)         .97
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Total income from operations.......         .56          .64         (.03)         .70          .95          .48         1.64
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS
   From net investment income............        (.26)        (.47)        (.60)        (.62)        (.64)        (.65)        (.67)
   From net realized gain................          --           --           --         (.28)        (.06)          --           --
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Total distributions................        (.26)        (.47)        (.60)        (.90)        (.70)        (.65)        (.67)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD...........  $    10.06   $     9.76   $     9.59   $    10.22   $    10.42   $    10.17   $    10.34
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(b)(c)...................        5.83         6.75         (.29)        6.80         9.64         4.88        17.99

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
      (in thousands).....................     427,098      456,160      467,268      462,190      382,433      292,077      252,465

   Ratios to average net assets (%)(b)(d):
      Operating expenses, net............         .71          .73          .69          .67          .70          .73          .61
      Operating expenses, gross..........         .72          .74          .69          .67          .70          .73          .61
      Net investment income..............        6.37         6.58         5.91         5.91         6.13         6.32         6.83

   Portfolio turnover rate (%)...........       76.62       108.08       131.38       342.49       274.84       144.26       141.37

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

122 Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2001*       2000**
                                                          ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $    9.76   $    9.69
                                                          ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (a)............................        .32         .25
   Net realized and unrealized gain (loss)..............        .25         .13
                                                          ---------   ---------
      Total income from operations......................        .57         .38
                                                          ---------   ---------

DISTRIBUTIONS
   From net investment income...........................       (.27)       (.31)
                                                           ---------   ---------
NET ASSET VALUE, END OF PERIOD..........................  $   10.06   $    9.76
                                                          =========   =========

TOTAL RETURN (%)(b).....................................       5.88        3.99

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).............     22,608      21,348

   Ratios to average net assets (%)(c):
      Operating expenses, net...........................        .62         .64
      Operating expenses, gross.........................        .63         .74
      Net investment income.............................       6.46        6.73

   Portfolio turnover rate (%)..........................      76.62      108.08

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period June 7, 2000 (commencement of operations) to October 31,
    2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Fixed Income III Fund 123

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------          ------
COMMON STOCKS - 84.6%
ARGENTINA - 1.2%
BBVA Banco Frances SA - ADR                               21,600             611
Central Costanera SA Class B                             437,100             429
Inversiones y Representaciones SA
   Class B                                               381,802             519
PC Holdings SA Class B                                   573,681             878
Quilmes Industrial (Regd) (a)                             57,100             434
Siderca SAIC Class A                                     350,000             711
Telecom Argentina SA Class B - ADR                        35,000             551
                                                                          ------
                                                                           4,133
                                                                          ------

AUSTRALIA - 0.1%
Orogen Minerals, Ltd.                                    545,000             306
                                                                          ------

BRAZIL - 2.4%
Brasil Telecom Participacoes SA - ADR                     36,600           1,572
Centrais Eletricas Brasileiras SA                     12,708,997             218
Companhia Siderurgica Nacional                         8,815,000             208
Companhia Vale do Rio Doce                                37,500             831
Copel Parana Energ                                    20,000,000             147
Embraer - Empresa Brasileira de
   Aeronautica SA                                         40,300             346
Embratel Participacoes SA                             27,962,000             244
Globo Cabo SA - ADR                                       24,300             135
Petroleo Brasileiro Petrobras SA - ADR                    12,400             301
Petroleo Brasileiro SA - Petrobras                         7,500             202
Petroleo Brasileiro SA
   Petrobras - ADR (a)                                    91,810           2,479
Tele Centro Sul Participacoes SA                      41,439,000             347
Tele Norte Leste Participacoes SA                     61,735,264             916
Ultrapar Participacoes SA - ADR                           18,400             152
                                                                          ------
                                                                           8,098
                                                                          ------

CHILE - 2.3%
Antofagasta Holdings PLC                                 215,636           1,579
Banco de A. Edwards Series A - ADR (a)                     9,944             151
Banco Santander Chile Series A - ADR                       2,800              48
Banco Santiago - ADR                                       2,000              43
BBV Banco BHIF - ADR                                      33,600             586
Compania de Telecomunicaciones de
   Chile SA - ADR (a)                                     65,669             938
Distribucion y Servicio D&S SA - ADR                     103,500           1,501
Embotelladora Andina SA Series A - ADR                    35,300             471
Embotelladora Andina SA Series B - ADR                    58,000             624
Embotelladora Arica SA - ADR (a)                          79,300             297
Enersis SA - ADR (a)                                      14,983             246
Laboratorio Chile SA - ADR                                27,000             597
Quinenco SA                                               95,700             660
                                                                          ------
                                                                           7,741
                                                                          ------

CHINA - 3.2%
Beijing Datang Power Generation Co.,
   Ltd. Class H                                        1,390,000             463
Beijing Yanhua Petrochemical Co.,
   Ltd. Class H                                        4,450,000             616
China Resources Enterprise, Ltd.                         415,000             612
China Shipping Development Co.,
   Ltd. Class H (a)                                      560,000              89
China Unicom, Ltd. - ADR (a)                              56,400             815
Guangdong Kelon Electrical Holdings
   Co., Ltd. Class H                                   1,360,000             328
Huaneng Power International, Inc.
   Class H                                             1,328,000             766
Huaneng Power International, Inc.
   Series N - ADR                                          4,000              92
Jiangsu Expressway Co., Ltd. Class H                   7,217,000           1,499
Jilin Chemical Industrial Company, Ltd.
   Class H                                             1,800,000             159
New World China Land, Ltd. (a)                           932,800             362
PetroChina Co., Ltd. Class H                           5,356,000           1,147
Quingling Motors Co. Class H                             794,000             172
Shanghai Petrochemical Co., Ltd.
   Class H                                             7,630,000           1,017
Shenzhen Expressway Co., Ltd. Class H                  4,800,000             923
Yanzhou Coal Mining Co., Ltd. Series H                 2,966,000           1,217
Zhejiang Expressway Co., Ltd. Series H                 1,700,000             355
                                                                          ------
                                                                          10,632
                                                                          ------

CROATIA - 0.4%
Pliva d.d. - GDR                                         110,300           1,291
                                                                          ------

CZECH REPUBLIC - 0.5%
Ceske Energeticke Zavody AS (a)                          269,800             721
Cesky Telecom AS (a)                                       6,020              57
Czechoslovakian Value Fund (a)(c)                          1,800               0
Komercni Banka AS (a)                                     16,300             388
Phillip Morris CR AS                                       3,500             493
                                                                          ------
                                                                           1,659
                                                                          ------

ECUADOR - 0.1%
La Cemento Nacional - GDR (144A) (a)                         700              25
La Cemento National - GDR (a)                              4,800             168
                                                                          ------
                                                                             193
                                                                          ------

124 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------          ------

EGYPT - 0.5%
Al-Ahram Beverages Co. S.A.E. - GDR (a)                   46,100             459
Commercial International Bank                              8,800              85
Commercial International Bank
   (Regd) - GDR                                           18,700             180
Eastern Co. Tobacco & Cigarettes                           2,300              29
Egyptian Mobile Phone Network (a)                         30,718             482
Misr International Bank                                    2,200              20
Orascom Construction Industries (a)                       41,580             347
Orascom Telecom (a)                                       20,050             148
Oriental Weavers Co.                                       2,100              20
Suez Cement Co. (Regd) - GDR                               4,498              37
                                                                          ------
                                                                           1,807
                                                                          ------

GHANA - 0.1%
Ashanti Goldfields, Ltd. - ADR (a)                       147,178             346
                                                                          ------

GREECE - 1.3%
Aluminum Co. of Greece SA                                 15,070             571
Attica Enterprises Holdings SA                             6,780              52
Commercial Bank of Greece                                  2,900             143
Credit Bank (Regd)                                        76,300           2,189
Hellenic Telecommunication
   Organization SA - ADR                                  46,000             336
Hellenic Telecommunication
   Organization SA - GDR                                  72,624           1,083
STET Hellas Telecommunications
   SA - ADR (a)                                            3,100              27
                                                                          ------
                                                                           4,401
                                                                          ------

HONG KONG - 3.9%
Chen Hsong Holdings, Ltd.                              1,166,400             199
China Everbright - IHD Pacific Ltd.                      234,000             227
China Mobile (Hong Kong), Ltd. (a)                     1,353,800           6,666
China Mobile, Ltd. - ADR (a)                               5,200             132
China Overseas Land & Investment                       2,311,000             308
China Petroleum and Chemical Corp.
   New (a)                                             9,986,200           1,780
China Southern Airlines (a)                              668,000             206
China Unicom, Ltd. (a)                                 1,019,000           1,418
Citic Pacific, Ltd.                                       92,000             265
CNOOC, Ltd.                                              120,000             115
Denway Motors, Ltd.                                    1,141,000             340
Legend Holdings, Ltd.                                    349,000             277
New World Infrastructure, Ltd. (a)                       760,600             483
Shanghai Industrial Holdings, Ltd.                       293,000             485
TCL International Holdings Ltd. (a)                    1,392,000             203
                                                                          ------
                                                                          13,104
                                                                          ------

HUNGARY - 1.6%
BorsodChem - GDR                                          15,700             275
Gedeon Richter Rt.                                        11,800             660
Gedeon Richter, Ltd. - GDR                                20,596           1,163
Magyar Tavkozlesi Rt. - ADR                               65,382           1,092
Magyar Tavkozlesi Rt. (Regd)                             265,376             845
Mol Magyar Olaj-Es Gazipari Rt. - GDR                     64,866           1,022
OTP Bank Rt.                                               7,534             355
                                                                          ------
                                                                           5,412
                                                                          ------

INDIA - 3.7%
Bajaj Auto, Ltd. - GDR                                    71,000             391
BSES, Ltd. (a)                                            22,800             285
BSES, Ltd. - GDR                                          27,000             338
Dr. Reddy's Laboratories, Ltd. - ADR                       8,000              96
Foreign & Colonial Emerging Markets
   Indian Investment Co. (a)                             276,089           1,226
Genesis India Investment Co. (a)                         511,800           3,506
Hindalco Industries, Ltd. - GDR                           40,000             792
Hindustan Lever, Ltd. 2002 Warrants                       27,000             126
ICICI Bank, Ltd. - ADR (a)                                22,000             146
ICICI Bank, Ltd. - ADR                                    32,000             381
Indo Gulf Fertilisers & Chemicals - GDR                   70,000              53
Indo Gulf Fertilizers & Chemicals -
   GDR (144A) (a)                                        349,000             262
Infosys Technologies, Ltd.
   2002 Warrants                                           2,600             362
Infosys Technologies, Ltd. - ADR                           3,500             257
ITC, Ltd. - GDR                                           15,400             300
Perusahaan Persero Telekom - ADR                          32,616             133
Ranbaxy Laboratories, Ltd. - GDR                          16,000             176
Reliance Industries, Ltd. - GDR                          119,000           1,934
State Bank of India - GDR                                 45,100             462
Videsh Sanchar Nigam, Ltd. - ADR                          54,601             737
                                                                          ------
                                                                          11,963
                                                                          ------

INDONESIA - 1.3%
Gulf Indonesia Resources, Ltd. (a)                        68,900             596
PT Bank Central Asia (a)                               3,170,000             451
PT Bank Pan Indonesia Tbk                              2,014,000              29
PT Gudang Garam Tbk                                      434,000             428
PT Hanjaya Mandala Sampoerna Tbk                         415,500             446
PT Indofood Sukses Makmur Tbk (a)                      2,544,500             165
PT Indosat (Persero) Tbk                                 475,000             326
PT Matahari Putra Prima Tbk                           11,000,000             384
PT Ramayana Lestari Sentosa Tbk                        2,588,000             586
PT Telekomunikasi Indonesia                            2,789,000             577
Semen Gresik                                             642,000             219
                                                                          ------
                                                                           4,207
                                                                          ------

                                                       Emerging Markets Fund 125

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------          ------
ISRAEL - 3.6%
Bank Hapoalim, Ltd.                                      322,570             809
Bank Leumi Le-Israel                                     695,451           1,466
Bezeq Israeli Telecommunication
   Corp., Ltd.                                           429,121             607
Check Point Software
   Technologies, Ltd. (a)                                 25,500           1,600
Clal Industries, Ltd.                                     18,400             116
ECI Telecom, Ltd.                                          6,923              47
IDB Holding Corp., Ltd.                                    4,719             128
Israel Chemicals, Ltd.                                 1,395,437           1,640
Leumi Insurance Holdings                                 134,899             152
Nice Systems, Ltd. - ADR (a)                               4,040              47
Orbotech, Ltd. (a)                                        37,118           1,278
Partner Communications
   Co., Ltd. - ADR (a)                                     6,800              29
Property & Building Corp., Ltd.                              745              49
RADWARE, Ltd. (a)                                         17,100             310
Scitex Corp., Ltd. (a)                                    84,000             630
Supersol, Ltd.                                           162,000             611
Taro Pharmaceutical
   Industries, Ltd.                                        5,400             270
Teva Pharmaceutical
   Industries, Ltd. - ADR                                 38,978           2,122
                                                                          ------
                                                                          11,911
                                                                          ------

JORDAN - 0.2%
Arab Bank Group                                            2,710             599
                                                                          ------

LUXEMBOURG - 0.2%
Millicom International Cellular SA (a)                    25,500             694
                                                                          ------

MALAYSIA - 3.0%
Genting Berhad                                           161,000             339
Golden Hope Plantation                                   519,000             412
IJM Corp. Berhad                                         570,000             450
Malakoff Berhad                                          251,000             604
Malayan Banking Berhad                                   553,000           1,426
Oriental Holdings Berhad                                 439,200             462
Petronas Gas Berhad                                      136,000             209
Public Bank Berhad                                     1,141,400             664
Public Bank Berhad (Alien Market)                        336,000             232
Resorts World Berhad                                     165,000             226
RHB Capital Berhad                                        90,000              45
Road Builder (M) Holdings Berhad                         440,000             389
Rothmans of Pall Mall
   (Malaysia) Berhad                                     102,200             935
Sime Darby Berhad                                        225,000             226
Tan Chong Motor Holdings                                 600,000             185
Telekom Malaysia Berhad                                  175,044             415
Tenaga Nasional Berhad                                   995,000           2,540
UMW Holdings Berhad                                       97,000             127
United Engineers (Malaysia) Berhad                        51,000              38
YTL Corp. Berhad                                         137,000             143
                                                                          ------
                                                                          10,067
                                                                          ------

MEXICO - 13.4%
Alfa SA de CV Class A                                     59,000              78
America Movil SA de CV - ADR (a)                         200,074           3,681
Carso Global Telecom Series A1 (a)                       310,509             628
Cemex SA de CV                                           356,378           1,670
Cemex SA de CV - ADR                                      43,701           1,013
Cemex SA de CV 2000 Warrants (a)                           1,737               3
Cemex SA de CV 2002 Warrants (a)                          20,000               6
Cifra SA de CV (a)                                       616,400           1,378
Coca-Cola Femsa SA - ADR                                  74,900           1,461
Compania Cervecerias Unidas SA - ADR                      43,800           1,064
Consorico ARA SA de CV                                   221,400             308
Controladora Comercial Mexicana SA
   de CV Units                                         1,000,000             763
Corporacion Interamericana de
   Entretenimiento SA Series B (a)                       598,700           2,101
Cydsa SA Series A                                        277,000              87
Empresa Nacional de
   Electricidad SA - ADR (a)                              52,443             585
Fomento Economico
   Mexicano SA de CV                                     151,500             582
Fomento Economico
   Mexicano SA de CV Series B - ADR                       52,250           1,996
Grupo Aeroportuario del
   Sureste SA de CV - ADR (a)                              8,300             151
Grupo Elektra SA                                         210,000             198
Grupo Financiero Banamex Accival
   Series O                                            2,697,049           4,951
Grupo Financiero Banorte SA de CV (a)                    485,000             773
Grupo Financiero BBVA Bancomer
   SA de CV Series O (a)                               3,078,900           2,470
Grupo Financiero Inbursa SA de CV
   Class O (a)                                           106,000             339
Grupo Industrial Durango SA - ADR (a)                     17,250              89
Grupo Iusacell SA de CV - ADR New (a)                     64,500             526
Grupo Modelo SA de CV Series C                           349,800             963
Grupo Television SA de CV - GDR (a)                       46,895           1,783
Hylsamex SA de CV Series B (a)                           230,000             164
Kimberly-Clark, Mexico Class A                           406,800           1,087
Nuevo Grupo Mexico SA Series B (a)                       161,500             421
Organizacion Soriana SA de CV
   Series B                                               59,000             129
Panamerican Beverages, Inc. Class A                       76,400           1,384
Seguros Comercial America Series B (a)                    87,000             187

126 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------          ------
Telefonos de Mexico SA Series L - ADR                   171,374            5,929
Tubos de Acero de Mexico SA - ADR                        58,700              787
TV Azteca SA de CV - ADR                                315,400            2,388
Wal-Mart de Mexico SA de CV
   Series V (a)                                         965,100            2,282
                                                                          ------
                                                                          44,405
                                                                          ------

NETHERLANDS ANTILLES - 0.3%
Merrill Lynch LEP Warrants TSMC
   2002 Rights                                          367,603            1,017
                                                                          ------

PANAMA - 0.2%
Banco Latinoamericano de
   Exportaciones SA Class E                              24,600              812
                                                                          ------

PERU - 0.4%
Compania de Minas Buenaventura SA
   Series B                                              21,800              164
Compania de Minas Buenaventura
   Series B - ADR                                        52,400              789
Credicorp, Ltd.                                          21,250              155
Southern Peru Copper Corp.                                7,300              102
Volcan Compania Minera SA Series B                      442,000               73
                                                                          ------
                                                                           1,283
                                                                          ------

PHILIPPINES - 1.4%
Ayala Corp.                                             448,800               62
Equitable PCI Bank                                      620,200              501
First Philippine Holdings Corp.                         144,000               62
Manila Electric Co. Class B                           1,673,840            1,726
Metropolitan Bank & Trust Co.                           133,870              550
Philippine Long Distance Telephone Co.                   26,100              350
Philippine Long Distance Telephone
   Co. - ADR                                             30,027              399
San Miguel Corp. Class B                                 67,500               64
SM Prime Holdings                                     3,960,000              532
Universal Robina Corp.                                3,213,000              275
                                                                          ------
                                                                           4,521
                                                                          ------

POLAND - 1.9%
Agora SA - GDR (a)                                        1,957               33
Agora SA - GDR                                           10,388              173
Bank Polska Kasa Opieki Grupa
   Pekao SA (a)                                          60,244            1,019
BRE Bank SA                                               9,295              281
Elektrim Spolka Akcyjna SA (a)                           77,464              538
KGHM Polska Miedz SA - GDR                               11,504              117
Polski Koncern Naftowy Orlen SA                          88,000              413
Polski Koncern Naftowy SA - GDR                         114,581            1,077
Powszechny Bank Kredytowy - GDR                          10,200              260
Telekomunikacja Polska SA                               185,000              999
Telekomunikacja Polska SA Class S - GDR                 253,498            1,356
Telekomunikacja Polska SA
   Series A - GDR                                         6,140               33
Wielkopolski Bank Kredytowy SA                           24,648              174
                                                                          ------
                                                                           6,473
                                                                          ------

RUSSIA - 2.2%
Lukoil Oil Co. - ADR                                     30,306            1,261
Mobile Telesystems - ADR (a)                             36,269            1,041
Mosenergo - ADR                                          84,300              281
OAO Gazprom - ADR (a)                                    30,200              215
Surgutneftegaz SP - ADR (a)                             248,072            2,828
Unified Energy Systems - ADR                             61,887              679
Unified Energy Systems - GDR                             35,638              391
Vimpel-Communications - ADR (a)                          22,100              345
YUKOS - ADR                                               8,174              356
                                                                          ------
                                                                           7,397
                                                                          ------

SINGAPORE - 0.3%
Asia Pulp & Paper Co, Ltd. - ADR (a)                     79,000                9
Golden Agri-Resources, Ltd. (a)                         814,300               58
Total Access Communication, Ltd. (a)                    381,000            1,048
                                                                          ------
                                                                           1,115
                                                                          ------

SOUTH AFRICA - 7.8%
AECI, Ltd.                                              539,000            1,158
African Bank Investments, Ltd. (a)                      384,700              419
Amalgamated Banks of South Africa                       473,967            2,075
Anglo American Platinum Corp., Ltd.                      58,770            2,635
AngloGold, Ltd.                                          20,210              717
Barlow, Ltd.                                             69,037              477
BOE, Ltd.                                               809,100              453
De Beers Centenary Linked Units                          24,300            1,019
Driefontein Consolidated                                 65,100              284
FirstRand, Ltd.                                         982,770            1,007
Forbes Group, Ltd.                                      489,368              990
Impala Platinum Holdings, Ltd.                           42,050            2,016
Imperial Holdings, Ltd. (a)                              54,541              448
Investec Group, Ltd.                                     10,500              262
Iscor, Ltd. (a)                                          74,960              228
Ixchange Technology Holdings, Ltd. (a)                   67,000               11
JD Group, Ltd.                                           54,300              216
Liberty Life Association of Africa                       13,221               86
Lonmin PLC                                               21,676              300
M-Cell, Ltd.                                             56,300              148
Metro Cash & Carry, Ltd.                                558,762               81
Murray & Roberts Holdings, Ltd.                          25,500               18
Nampak, Ltd.                                             81,000              109
Nasionale Pers Beperk Class N                            34,500              114
Nedcor, Ltd.                                             32,627              597
PepsiCo International, Inc. (a)                           1,190                5

                                                       Emerging Markets Fund 127

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                        NUMBER            VALUE
                                                          OF              (000)
                                                        SHARES              $
                                                      ----------          ------
Primedia, Ltd.                                           555,000             373
Profurn, Ltd.                                          2,493,090             438
Rembrandt Group, Ltd.                                     27,900              63
Remgro, Ltd.                                             106,900             688
Sanlam, Ltd.                                           1,191,100           1,431
Sappi, Ltd.                                              167,500           1,529
Sasol                                                    283,843           2,545
South African Breweries PLC                              179,000           1,229
Standard Bank Investment Corp., Ltd.                     159,760             640
Steinhoff International Holdings, Ltd.                   447,200             378
Super Group, Ltd.                                         53,800              50
Tongaat-Hulett Group, Ltd.                               103,000             528
                                                                          ------
                                                                          25,765
                                                                          ------

SOUTH KOREA - 12.7%
Daeduck Electronics Co., Ltd.                             48,400             369
Daelim Industrial Co.                                    150,000             763
Daishin Securities Co.                                    46,410             499
Doosan Corp. (a)                                          20,236             271
Good Morning Securities Co. (a)                          141,990             641
H&CB - ADR                                                17,560             169
Hanil Cement Manufacturing Co., Ltd.                      54,500             714
Hankuk Glass Industries, Inc.                             60,750             733
Hite Brewery Co., Ltd.                                     9,110             309
Housing & Commercial Bank, Korea                          10,494             200
Hyundai Electronics Industries Co. (a)                   104,540             269
Hyundai Motor Co., Ltd.                                   53,868             843
Kookmin Bank                                             246,198           2,916
Kookmin Credit Card Co., Ltd. New                         38,380           1,014
Korea Electric Power Corp.                               168,418           2,909
Korea Electric Power Corp. - ADR                          13,148             124
Korea Telecom Corp.                                       52,970           2,534
Korea Telecom Corp. - ADR                                 60,779           1,679
Korea Telecom Freetel (a)                                 13,900             498
Korea Tobacco & Ginseng Corp.                             44,900             520
LG Chemical, Ltd.                                         54,667             556
LG Electronics, Inc.                                      36,900             392
LG Household & Health Care, Ltd.                          10,413             142
Lotte Confectionery Co.                                    5,200             533
Pohang Iron & Steel Co., Ltd.                             12,751             949
Pohang Iron & Steel Co., Ltd. - ADR                       19,000             380
S-Oil Corp                                                59,410           1,468
S1 Corp.                                                  62,881             549
Samsung Display Devices Co.                               10,242             425
Samsung Electro-Mechanics Co. (a)                         11,800             373
Samsung Electronics                                       48,840           8,492
Samsung Electronics - GDR                                  6,500             601
Samsung Electronics - GDS                                 34,419           1,286
Samsung Fire & Marine Insurance                           16,190             435
Samsung Heavy Industries (a)                              69,610             288
Samsung Securities Co., Ltd.                              66,708           1,753
Seoul City Gas Co., Ltd.                                  17,000             187
Shin Han Bank                                            179,560           1,595
SK Telecom Co., Ltd. (a)                                  17,200           2,958
SK Telecom Co., Ltd. - ADR                                23,900             503
Tae Young Corp.                                           10,939             218
                                                                          ------
                                                                          42,057
                                                                          ------

SRI LANKA - 0.0%
Development Finance Corp. of Ceylon                       97,221              77
John Keells Holdings, Ltd.                               195,906              71
                                                                          ------
                                                                             148
                                                                          ------

SWITZERLAND - 0.0%
UBS AG 2001 Warrants (a)                                  39,480             109
UBS AG 2002 Warrants                                      16,050             194
                                                                          ------
                                                                             303
                                                                          ------

TAIWAN - 8.6%
Acer Communications &
   Multimedia, Inc. - GDR (a)                             26,400             165
Acer, Inc. - GDR                                         328,977           1,086
Acer, Inc. - GDR (144A)                                  158,800             524
Advanced Semiconductor
   Engineering, Inc. - ADR (a)                            40,765             163
ASE Test, Ltd. (a)                                        18,000             250
Asia Cement Corp. - GDR                                  220,860             861
Asustek Computer, Inc. - GDR (Regd)                      309,532           1,421
China Steel Corp. - GDS (a)                              120,376           1,382
Compal Electronics, Inc. - GDR                           180,684           1,581
Evergreen Marine Corp. - GDR (a)                          24,583             120
Far Eastern Textile, Ltd. - GDR                          204,466           1,247
Faraday Technology Corp.                                   9,000              62
Foreign & Colonial Emerging Markets
   Taiwan Investment Co. (a)                             191,200           1,935
Fubon Insurance Co., Ltd. - GDR                           98,918             786
Hon Hai Precision Industry Co.,
   Ltd. - GDR                                            132,600           1,803
Macronix International Co., Ltd. - ADR                    31,499             496
Phoenixtec Power Co., Ltd.                               261,600             240
Powerchip Semiconductor Corp. - GDR (a)                   84,422             764
Ritek Corp. - GDR                                        110,000             468
Salomon Smith Barney                                     237,000             731
Siliconware Precision Industries
   Co. - ADR (a)                                         140,383             555
Sunplus Technology Co., Ltd. - GDR                        31,100             295
Synnex Technology International
   Corp. (Regd) - GDR                                     42,228             357
Taiwan Semiconductor Manufacturing
   Co., Ltd. (a)                                         409,000           1,132
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (a)                                   166,098           4,026
United Microelectronics Corp. - ADR (a)                  431,400           4,741

128 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                        NUMBER           VALUE
                                                          OF             (000)
                                                        SHARES             $
                                                      ----------         -------
Winbond Electronics Corp. - GDR (a)                      121,013           1,440
Winbond Electronics Corp.
   2001 Warrants (a)                                      36,000              42
                                                                         -------
                                                                          28,673
                                                                         -------

THAILAND - 0.9%
Advanced Info Service Public Co.,
   Ltd. (Alien Market) (a)                                34,000             344
Bangkok Expressway PLC
   (Alien Market) (a)                                    225,000              53
BEC World Public Co., Ltd.
   (Alien Market)                                         68,800             344
Electricity Generating Public Co., Ltd.
   (Alien Market)                                         54,000              43
National Petrochemical PLC
   (Alien Market)                                        594,000             355
PTT Exploration and Production
   Public Co., Ltd. (a)                                  346,100             796
Siam Cement Public Co., Ltd.
   (Alien Market) (a)                                      8,900              76
Siam City Cement Public Co., Ltd.
   (Alien Market) (a)                                    145,000             438
Siam Makro Public Co., Ltd.
   (Alien Market)                                          3,000               4
TelecomAsia Public Co., Ltd.
   (Alien Market) (a)                                    353,000             151
Thai Farmers Bank (Alien Market) (a)                     949,300             483
                                                                         -------
                                                                           3,087
                                                                         -------

TURKEY - 3.4%
Akbank T.A.S.                                         53,091,300             236
Aksigorta AS                                           4,490,000              53
Anadolu Efes Biracilik ve Malt
   Sanayii AS (a)                                     26,688,661           1,328
Arcelik AS                                            14,658,380             202
Brisa Bridgestone Sabanci Lastik San.
   Ve Tic AS                                          12,650,000             392
Dogan Sirketler Grubu Holding AS (a)                  46,953,600             213
Dogan Yayin Holding AS (a)                            15,591,663              61
Eregli Demir ve Celik
   Fabrikalari TAS (a)                                10,925,000             148
Ford Otomotiv                                                 53              53
Ford Otomotiv Sanayi AS (a)                            1,897,100               7
Haci Omer Sabanci Holding AS                          40,855,932             203
Haci Omer Sabanci Holding AS - ADR                       247,256             297
Koc Holding AS                                         8,678,080             371
Migros Turk TAS                                       11,177,166             888
Sasa Suni ve Sentetik Elyaf Sanayii
   Anonim Sirketi (a)                                  5,000,000              52
Tupras - Turkiye Petrol Rafinerileri AS               31,079,600           1,017
Turkcell Iletisim Hizmetleri AS (a)                   20,000,600             340
Turkcell Iletisim Hizmetleri
   AS - ADR (a)                                          100,600             428
Turkiye Garanti Bankasi AS (a)                       286,613,180           1,476
Turkiye Is Bankasi (a)                                92,821,228           1,215
Vestel Elektronik Sanayi ve
   Ticaret AS (a)                                     83,798,200             285
Yapi ve Kredi Bankasi AS (a)                         389,555,957           1,894
                                                                         -------
                                                                          11,159
                                                                         -------

UNITED KINGDOM - 1.2%
Billiton PLC                                              52,600             259
Dimension Data Holdings PLC (a)                          292,106           1,362
Genesis Smaller Companies Fund (a)                       131,135           1,559
Merrill Lynch & Co. 2002 Warrants                        127,000             351
Merrill Lynch Low Ex Price Hon -
   2001 Warrants (a)                                      16,000              94
                                                                         -------
                                                                           3,625
                                                                         -------

VENEZUELA - 0.2%
Companhia Anonima Nacional
   Telefonos de Venezuela - ADR                           25,800             591
Siderurgica Venezolana Sivensa - ADR                      13,167               9
                                                                         -------
                                                                             600
                                                                         -------

ZIMBABWE - 0.1%
Delta Corp.                                            1,010,343             450
                                                                         -------


TOTAL COMMON STOCKS
(cost $322,864)                                                          281,454
                                                                         -------

PREFERRED STOCKS - 8.9%
ARGENTINA - 0.2%
Quilmes Industrial Quinsa Societe - ADR                   72,500             677
                                                                         -------

BRAZIL - 7.8%
Aracruz Celulose SA - ADR                                 37,100             527
Banco Bradesco SA                                    267,909,856           1,531
Banco Itau SA                                         28,184,880           2,280
Brasil Telecom SA                                     18,650,000             118
Centrais Electricas Brasilieras SA                    60,092,824             946
CIA Energetica De Minas Gerais                        16,450,000             190
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar - ADR                              54,200           1,542
Companhia de Bebidas das Americas                      5,798,710           1,425
Companhia de Bebidas das
   Americas - ADR                                         43,400           1,059
Companhia Paranaense de Energia -
   Copel Class B                                      79,147,000             597
Companhia Paranaense de Energia - Copel
   Class B - ADR                                          72,400             561
Companhia Vale Do Rio Doce - ADR                           3,800              88

                                                       Emerging Markets Fund 129

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                       NUMBER            VALUE
                                                         OF              (000)
                                                       SHARES              $
                                                    -----------        ---------
Companhia Vale Do Rio Doce Series A                      77,000            1,791
Coteminas (Cia Tec)                                   5,944,518              424
Duratex SA (BR)                                       7,051,680              184
Eletropaulo Metropolitana-
   Electricidade de Sao Paulo SA                      2,839,000               87
Embratel Participacoes SA                            21,270,500              200
Embratel Participacoes SA - ADR                          57,834              525
Gerdau SA                                            30,950,000              286
Itausa - Investimentos Itau SA                        1,246,782            1,077
Marcopolo SA                                             86,800              112
Petroleo Brasileiro SA                                   89,870            2,193
Tele Celular Sul Participacoes SA                    82,013,296              163
Tele Centro Oeste Celular
   Participacoes SA - ADR                                 4,500               38
Tele Centro Sul Participacoes SA                     29,353,200              267
Tele Nordeste Celular
   Participacoes SA - ADR                                 4,700              133
Tele Norte Leste Participacoes SA                    42,681,753              749
Tele Norte Leste Participacoes SA - ADR                 104,202            1,821
Telecomunicacoes Brasileiras SA - ADR                    17,300              886
Telemig Celular Participacoes SA                    115,141,000              220
Telemig Celular Participacoes SA - ADR                    1,900               72
Telemig Celular SA Class C                               35,333                1
Telesp Celular Participacoes SA                     171,649,186            1,191
Telesp Celular Participacoes SA - ADR                    28,800              484
Uniao de Bancos Brasileiros SA (Units)                6,489,000              325
Usinas Siderurgicas de Minas Gerais SA                  238,800              930
Votorantim Celulose e Papel SA - ADR                 29,200,000              814
                                                                       ---------
                                                                          25,837
                                                                       ---------

RUSSIA - 0.3%
Lukoil Holding Oil Co. - ADR                             48,960              979
                                                                       ---------

THAILAND - 0.6%
Siam Commercial Bank Public Co., Ltd. (a)             3,851,100            1,919
                                                                       ---------

TOTAL PREFERRED STOCKS
(cost $29,612)                                                            29,412
                                                                       ---------
                                                       PRINCIPAL         MARKET
                                                        AMOUNT           VALUE
                                                        (000)            (000)
                                                          $                $
                                                      -----------      ---------
LONG-TERM INVESTMENTS - 0.0%
TAIWAN - 0.0%
Far Eastern Textile, Ltd. (conv.)(a)
   Zero Coupon due 01/26/05                                    65             60
                                                                       ---------

TOTAL LONG-TERM INVESTMENTS
(cost $65)                                                                    60
                                                                       ---------

SHORT-TERM INVESTMENTS - 5.4%
UNITED STATES - 5.4%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                       17,853         17,853
                                                                       ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,853)                                                            17,853
                                                                       ---------

TOTAL INVESTMENTS - 98.9%
(identified cost $370,394)                                               328,779

OTHER ASSETS AND LIABILITIES,
NET - 1.1%                                                                 3,614
                                                                       ---------
NET ASSETS - 100.0%                                                      332,393
                                                                       =========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

Abbreviations:
ADR -American Depositary Receipt
BR - Bearer
GDS - Global Depositary Share
GDR - Global Depositary Receipt
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
BRL - Brazilian real
EUR - Euro dollar
GBP - British pound
HKD - Hong Kong dollar
KRW - South Korean won
MXN - Mexican peso
TRL - Turkish lira
USD - United States dollar
ZAR - South African rand

See accompanying notes which are an integral part of the financial statements.

130 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                        % OF            VALUE
                                                        NET             (000)
INDUSTRY DIVERSIFICATION                               ASSETS             $
                                                     ---------        ----------
Auto & Transportation                                     1.7%             5,742
Consumer Discretionary                                    7.2             23,854
Consumer Staples                                          6.2             20,676
Energy                                                    9.1             30,100
Financial Services                                       20.8             69,347
Health Care                                               1.9              6,375
Materials & Processing                                   10.5             34,940
Miscellaneous                                             0.7              2,303
Producer Durables                                         2.2              7,197
Technology                                               11.9             39,641
Utilities                                                21.3             70,691
Short-Term Investments                                    5.4             17,853
Long-Term Investments                                     0.0                 60
                                                     ---------        ----------
Total Investments                                        98.9            328,779
Other Assets and Liabilites, net                          1.1              3,614
                                                     ---------        ----------
NET ASSETS                                              100.0%           332,393
                                                     =========        ==========

                                                                        MARKET
                                                        % OF            VALUE
                                                        NET             (000)
GEOGRAPHIC DIVERSIFICATION                             ASSETS             $
                                                      ---------       ----------
Europe                                                    7.1%            23,858
Latin America                                            28.2             93,779
Pacific Basin                                            36.1            119,821
Middle East                                              10.8             35,780
Africa                                                    8.5             28,368
Other                                                     2.8              9,393
Short-Term Investments                                    5.4             17,853
Long-Term Investments                                     0.0                 60
                                                     ---------        ----------
Total Investments                                        98.9            328,779
Other Assets and Liabilities, net                         1.1              3,614
                                                     ---------        ----------
NET ASSETS                                              100.0%           332,393
                                                     =========        ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 131

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                       UNREALIZED
  CONTRACTS TO      IN EXCHANGE                       APPRECIATION
    DELIVER             FOR          SETTLEMENT      (DEPRECIATION)
     (000)             (000)            DATE             (000)
---------------   --------------   -------------   -----------------
USD         240   GBP        168      05/01/01     $              --
USD           3   HKD         27      05/02/01                    --
USD          49   HKD        385      05/03/01                    --
USD          90   ZAR        724      05/02/01                    --
USD          68   ZAR        546      05/02/01                    --
USD          80   ZAR        642      05/02/01                    --
USD           2   ZAR         16      05/02/01                    --
USD           4   ZAR         34      05/02/01                    --
USD           1   ZAR         10      05/02/01                    --
BRL          37   USD         16      05/08/01                    (1)
EUR         482   USD        434      05/02/01                     6
EUR         453   USD        402      05/03/01                     1
EUR         150   USD        133      05/02/01                    --
HKD       2,400   USD        308      05/02/01                    --
HKD         376   USD         48      05/03/01                    --
KRW      10,972   USD          8      05/01/01                    --
MXN       1,089   USD        116      05/02/01                    (2)
MXN         121   USD         13      05/02/01                    --
MXN         921   USD         99      05/02/01                    --
TRL 173,017,152   USD        346      05/01/01                   173
ZAR      10,807   USD      1,347      05/02/01                     1
                                                   -----------------
                                                   $             178
                                                   =================

See accompanying notes which are an integral part of the financial statements.

132 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $370,394)...................  $  328,779
Foreign currency holdings (identified cost $2,789).................       2,759
Unrealized appreciation on foreign currency exchange
   spot contracts..................................................         181
Receivables:
   Dividends and interest..........................................       1,213
   Investments sold................................................       3,875
   Fund shares sold................................................         490
                                                                     ----------
      Total assets.................................................     337,297

LIABILITIES
Payables:
   Due to Custodian......................................  $    146
   Investments purchased.................................     3,571
   Fund shares redeemed..................................       450
   Accrued fees to affiliates............................       589
   Other accrued expenses................................       145
Unrealized depreciation on foreign currency exchange
   spot contracts........................................         3
                                                           --------
      Total liabilities............................................       4,904
                                                                     ----------
NET ASSETS.........................................................  $  332,393
                                                                     ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income.......  $     (106)
Accumulated net realized gain (loss)...............................     (93,951)
Unrealized appreciation (depreciation) on:
   Investments.....................................................     (41,615)
   Foreign currency-related transactions...........................          99
Shares of beneficial interest......................................         390
Additional paid-in capital.........................................     467,576
                                                                     ----------
NET ASSETS.........................................................  $  332,393
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($2,449,647 divided by 292,166 shares of $.01 par value
      shares of beneficial interest outstanding)...................  $     8.38
                                                                     ==========
   Class E ($7,223,223 divided by 849,322 shares of $.01 par value
      shares of beneficial interest outstanding)...................  $     8.50
                                                                     ==========
   Class S ($322,720,491 divided by 37,863,232 shares of $.01 par
      value shares of beneficial interest outstanding).............  $     8.52
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 133

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends.......................................................  $    4,455
   Dividends from Money Market Fund................................         482
   Less foreign taxes withheld.....................................        (389)
                                                                     ----------
      Total investment income......................................       4,548

EXPENSES
   Advisory fees........................................  $    1,95
   Administrative fees..................................         95
   Custodian fees.......................................        522
   Distribution fees - Class C..........................          9
   Transfer agent fees..................................        724
   Professional fees....................................         41
   Registration fees....................................         31
   Shareholder servicing fees - Class C.................          3
   Shareholder servicing fees - Class E.................          8
   Trustees' fees.......................................          8
   Miscellaneous........................................         50
                                                          ---------
   Expenses before reductions...........................      3,445
   Expense reductions...................................         (9)
                                                          ---------
      Expenses, net................................................       3,436
                                                                     ----------
Net investment income..............................................       1,112
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..........................................    (25,789)
   Foreign currency-related transactions................     (1,007)    (26,796)
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................     (3,590)
   Foreign currency-related transactions................        163      (3,427)
                                                          ---------  ----------
Net realized and unrealized gain (loss)............................     (30,223)
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..............  $  (29,111)
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

134 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2001      TEN MONTHS ENDED       YEAR ENDED
                                                                           (UNAUDITED)        OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                         ----------------     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...............................................  $          1,112     $             91    $             879
   Net realized gain (loss)............................................           (26,796)               6,888               (4,225)
   Net change in unrealized appreciation (depreciation)................            (3,427)            (130,418)             153,335
                                                                         ----------------     ----------------    -----------------
      Net increase (decrease) in net assets from operations............           (29,111)            (123,439)             149,989
                                                                         ----------------     ----------------    -----------------
DISTRIBUTIONS
   From net investment income
      Class C..........................................................                --                   (3)                 --
      Class E..........................................................                --                  (22)                (16)
      Class S..........................................................                --               (2,029)             (3,161)
                                                                         ----------------     ----------------    ----------------
         Net decrease in net assets from distributions.................                --               (2,054)             (3,177)
                                                                         ----------------     ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.......            (6,313)              54,571              (2,461)
                                                                         ----------------     ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS............................           (35,424)             (70,922)            144,351

NET ASSETS
   Beginning of period.................................................           367,817              438,739             294,388
                                                                         ----------------     ----------------    ----------------
   End of period (including accumulated distributions
      in excess of net investment income of $106, $1,218
      and $2,814, respectively)........................................  $        332,393     $        367,817    $        438,739
                                                                         ================     ================    ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 135

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      2001*      2000**      1999***
                                                                    --------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD..............................  $   9.15   $   12.47   $     8.07
                                                                    --------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)................................      (.01)       (.10)        (.12)
   Net realized and unrealized gain (loss)........................      (.76)      (3.20)        4.57
                                                                    --------   ---------   ----------
      Total income from operations................................      (.77)      (3.30)        4.45
                                                                    --------   ---------   ----------
DISTRIBUTIONS
   From net investment income.....................................        --        (.02)        (.05)
                                                                    --------   ---------   ----------
      Total distributions.........................................        --        (.02)        (.05)
                                                                    --------   ---------   ----------
NET ASSET VALUE, END OF PERIOD....................................  $   8.38   $    9.15   $    12.47
                                                                    ========   =========   ==========
TOTAL RETURN (%)(b)...............................................     (8.42)     (26.51)       55.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................     2,450       2,228        1,631

   Ratios to average net assets (%)(c):
      Operating expenses, net.....................................      3.01        2.91         2.91
      Operating expenses, gross...................................      3.01        2.92         2.91
      Net investment income (loss)................................      (.26)      (1.02)       (1.23)

   Portfolio turnover rate (%)....................................     41.49       73.11        94.85

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

136 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                                     ------------------------
                                                                                2001*      2000**       1999        1998***
                                                                             ---------   ---------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $    9.24   $   12.51   $     8.48   $      7.37
                                                                             ---------   ---------   ----------   -----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a).........................................        .02        (.03)        (.04)         (.02)
   Net realized and unrealized gain (loss).................................       (.76)      (3.20)        4.14          1.13
                                                                             ---------   ---------   ----------   -----------
      Total income from operations.........................................       (.74)      (3.23)        4.10          1.11
                                                                             ---------   ---------   ----------   -----------
DISTRIBUTIONS
   From net investment income..............................................         --        (.04)        (.07)           --
                                                                             ---------   ---------   ----------   -----------
      Total distributions..................................................         --        (.04)        (.07)           --
                                                                             ---------   ---------   ----------   -----------
NET ASSET VALUE, END OF PERIOD.............................................  $    8.50   $    9.24   $    12.51   $      8.48
                                                                             =========   =========   ==========   ===========
TOTAL RETURN (%)(b)........................................................      (8.01)     (25.90)       48.71         15.06

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................................      7,223       6,388        6,314            39

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net..............................................       2.25        2.16         2.17            --
      Operating expenses, gross............................................       2.25        2.17         2.17            --
      Net investment income (loss).........................................        .50        (.30)        (.40)           --

   Portfolio turnover rate (%).............................................      41.49       73.11        94.85         59.35

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratios for the period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

                                                       Emerging Markets Fund 137

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------------------
                                                 2001*       2000**      1999       1998      1997      1996       1995
                                               --------    ---------   --------   --------  --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $   9.25    $   12.52   $   8.48   $  11.79  $  12.35   $  11.16   $  12.25
                                               --------    ---------   --------   --------  --------   --------   --------

INCOME FROM OPERATIONS
   Net investment income (a)***..............       .03           --        .03        .12       .14        .10        .11
   Net realized and unrealized gain (loss)...      (.76)       (3.21)      4.10      (3.35)     (.56)      1.26      (1.12)
                                               --------    ---------   --------   --------  --------   --------   --------

      Total income from operations...........      (.73)       (3.21)      4.13      (3.23)     (.42)      1.36      (1.01)
                                               --------    ---------   --------   --------  --------   --------   --------

DISTRIBUTIONS
   From net investment income................        --         (.06)      (.09)      (.08)     (.14)      (.17)      (.05)
   From net realized gain....................        --           --         --         --        --         --       (.03)
                                               --------    ---------   --------   --------  --------   --------   --------

      Total distributions....................        --         (.06)      (.09)      (.08)     (.14)      (.17)      (.08)
                                               --------    ---------   --------   --------  --------   --------   --------

NET ASSET VALUE, END OF PERIOD...............  $   8.52    $    9.25   $  12.52   $   8.48  $  11.79   $  12.35   $  11.16
                                               ========    =========   ========   ========  ========   ========   ========

TOTAL RETURN (%)(b)(c).......................     (7.89)      (25.79)     49.03     (27.57)    (3.45)     12.26      (8.21)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   322,720      359,201    430,794    294,349   333,052    271,490    172,673

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net................      2.01         1.91       1.91       1.75      1.64       1.71       1.75
      Operating expenses, gross..............      2.01         1.92       1.91       1.75      1.64       1.72       1.80
      Net investment income (loss)...........       .66         (.02)       .26       1.20       .87        .77        .88

   Portfolio turnover rate (%)...............     41.49        73.11      94.85      59.35     50.60      34.62      71.16

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For the periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(d) The ratios for periods less than one year are annualized.

138 Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                               NUMBER      VALUE
                                                                 OF        (000)
                                                               SHARES        $
                                                              --------    ------
COMMON STOCKS (b) - 95.5%
APARTMENT - 25.1%
Apartment Investment & Management
   Co. Class A                                                 546,115    24,346
Archstone Communities Trust                                    547,924    14,125
Avalonbay Communities, Inc.                                    643,030    29,194
Brookfield Properties Corp.                                  1,141,600    19,419
Camden Property Trust                                          189,029     6,295
Equity Residential Properties Trust                            538,788    28,281
Essex Property Trust, Inc.                                     278,000    13,066
Post Properties, Inc.                                          186,046     6,858
Smith (Charles E.) Residential
   Realty, Inc.                                                403,550    18,159
Summit Properties, Inc.                                        138,100     3,325
Sun Communities, Inc.                                          105,800     3,550
                                                                         -------
                                                                         166,618
                                                                         -------

HEALTH CARE - 3.4%
Health Care Property Investors, Inc.                           337,600    12,187
Manor Care, Inc. (a)                                           118,400     2,747
Nationwide Health Properties, Inc.                             427,100     7,538
                                                                         -------
                                                                          22,472
                                                                         -------


HOTELS/LEISURE - 6.0%
FelCor Lodging Trust, Inc.                                      29,200       642
Hospitality Properties Trust                                   192,000     5,059
Host Marriott Corp.                                            557,000     7,180
MeriStar Hospitality Corp.                                     134,500     2,703
Starwood Hotels & Resorts
   Worldwide, Inc.                                             665,800    24,029
                                                                         -------
                                                                          39,613
                                                                         -------

LEASING - 0.3%
Franchise Finance Corp. of America                              85,000     2,138
                                                                         -------

OFFICE/INDUSTRIAL - 40.8%
AMB Property Corp.                                             633,600    15,777
Arden Realty Group, Inc.                                       877,250    21,993
Boston Properties, Inc.                                        939,650    37,126
Cabot Industrial Trust                                         416,500     8,109
CarrAmerica Realty Corp.                                       167,200     4,807
Crescent Operating, Inc. (a)                                    26,300        24
Crescent Real Estate Equities, Co.                             131,800     3,136
Duke-Weeks Realty Corp.                                        224,019     5,161
Equity Office Properties Trust                               1,675,187    47,827
First Industrial Realty Trust, Inc.                             77,200     2,374
FrontLine Capital Group (a)                                    301,700     2,715
Highwoods Properties, Inc.                                      27,900       717
Kilroy Realty Corp.                                            331,300     8,796
Liberty Property Trust                                         534,078    15,408
Mack-Cali Realty Corp.                                         588,800    15,768
Pacific Gulf Properties, Inc.                                  128,800       726
Pactiv Corp. (a)                                                43,400       607
Prentiss Properties Trust                                      557,000    14,120
ProLogis Trust                                                 834,918    17,199
Reckson Associates Realty Corp.                                481,617    11,323
SL Green Realty Corp.                                          490,500    14,033
Spieker Properties, Inc.                                       420,700    23,222
                                                                         -------
                                                                         270,968
                                                                         -------

OUTLET CENTERS - 0.6%
Chelsea Property Group, Inc.                                    83,800     3,666
                                                                         -------

REGIONAL MALLS - 8.4%
CBL & Associates Properties, Inc.                               81,300     2,240
General Growth Properties, Inc.                                700,200    25,285
Macerich Co. (The)                                              84,500     1,901
Rouse Co. (The)                                                298,800     7,960
Simon Property Group, Inc.                                     648,200    17,158
Taubman Centers, Inc.                                          123,100     1,526
                                                                         -------
                                                                          56,070
                                                                         -------

SELF STORAGE - 3.6%
Public Storage, Inc.                                           632,856    17,233
Shurgard Storage Centers, Inc.
   Class A                                                     247,800     6,730
                                                                         -------
                                                                          23,963
                                                                         -------

SHOPPING CENTER - 7.3%
Developers Diversified Realty Corp.                             10,200       154
Federal Realty Investment Trust                                174,700     3,407
Kimco Realty Corp.                                             233,700    10,283
Pan Pacific Retail Properties, Inc.                            284,600     6,409
Philips International Realty Corp.                              92,700       390
Regency Centers Corp.                                           97,800     2,440
Vornado Realty Trust                                           699,700    25,693
                                                                         -------
                                                                          48,776
                                                                         -------

TOTAL COMMON STOCKS
(cost $532,485)                                                          634,284
                                                                         -------

                                                 Real Estate Securities Fund 139

REAL ESTATE SECURITIES FUND

                                                      April 30, 2001 (Unaudited)

                                                    PRINCIPAL           MARKET
                                                      AMOUNT             VALUE
                                                      (000)              (000)
                                                        $                  $
                                                    ---------           -------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                                   36,815            36,815
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(cost $36,815)                                                           36,815
                                                                        -------
TOTAL INVESTMENTS - 101.1%
(identified cost $569,300)                                              671,099

OTHER ASSETS AND LIABILITIES,
NET - (1.1%)                                                             (7,199)
                                                                        -------
NET ASSETS - 100.0%                                                     663,900
                                                                        =======

(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
       Brookfield Properties Corp.
       Crescent Operating, Inc.
       Host Marriott Corp.
       Manor Care, Inc.
       Pactiv Corp.
       Rouse Co. (The)
       Starwood Hotels & Resorts Worldwide, Inc.
(c) At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.

140 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $569,300)..............................  $671,099
Cash..........................................................................     2,254
Receivables:
   Dividends..................................................................       631
   Investments sold...........................................................     1,887
   Fund shares sold...........................................................       798
Prepaid expenses..............................................................         2
                                                                                --------
      Total assets............................................................   676,671

LIABILITIES
Payables:
   Investments purchased.............................................  $11,236
   Fund shares redeemed..............................................      761
   Accrued fees to affiliates........................................      737
   Other accrued expenses............................................       37
                                                                       -------
      Total liabilities.......................................................    12,771
                                                                                --------
NET ASSETS....................................................................  $663,900
                                                                                ========

NET ASSETS CONSIST OF:
Undistributed net investment income...........................................  $  1,031
Accumulated net realized gain (loss)..........................................   (24,214)
Unrealized appreciation (depreciation) on investments.........................   101,799
Shares of beneficial interest.................................................       239
Additional paid-in capital....................................................   585,045
                                                                                --------
NET ASSETS....................................................................  $663,900
                                                                                ========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($4,420,106 divided by 161,152 shares of $.01 par value shares of beneficial interest outstanding)..............................  $  27.43
                                                                                ========
   Class E ($10,232,241 divided by 370,946 shares of $.01 par value shares of beneficial interest outstanding)..............................  $  27.58
                                                                                ========
   Class S ($649,247,206 divided by 23,393,153 shares of $.01 par value shares of beneficial interest outstanding)..............................  $  27.75
                                                                                ========

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 141

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends..........................................................  $20,669
   Dividends from Money Market Fund...................................      773
                                                                        -------
      Total investment income.........................................   21,442

EXPENSES
   Advisory fees..............................................  $2,683
   Administrative fees........................................     181
   Custodian fees.............................................     133
   Distribution fees - Class C................................      15
   Transfer agent fees........................................     777
   Professional fees..........................................      28
   Registration fees..........................................      26
   Shareholder servicing fees - Class C.......................       5
   Shareholder servicing fees - Class E.......................      12
   Trustees' fees.............................................       8
   Miscellaneous..............................................      38
                                                                ------
   Expenses before reductions.................................   3,906
   Expense reductions.........................................      (3)
                                                                ------
      Expenses, net...................................................    3,903
                                                                        -------
Net investment income.................................................   17,539
                                                                        -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments................................................   8,686
   Foreign currency-related transactions......................       2    8,688
                                                                ------
Net change in unrealized appreciation (depreciation) on investments...   29,333
                                                                        -------
Net realized and unrealized gain (loss)...............................   38,021
                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  $55,560
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

142 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        SIX MONTHS ENDED
                                                                         APRIL 30, 2001       TEN MONTHS ENDED        YEAR ENDED
                                                                          (UNAUDITED)         OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                        ----------------      ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.............................................       $ 17,539              $ 27,581             $ 33,298
   Net realized gain (loss)..........................................          8,688                (9,932)             (22,242)
   Net change in unrealized appreciation (depreciation)..............         29,333                94,886              (10,653)
                                                                            --------              --------             --------
      Net increase (decrease) in net assets from operations..........         55,560               112,535                  403
                                                                            --------              --------             --------

DISTRIBUTIONS
   From net investment income
      Class C........................................................            (78)                  (78)                 (67)
      Class E........................................................           (214)                 (266)                (358)
      Class S........................................................        (15,646)              (21,539)             (42,467)
                                                                            --------              --------             --------
         Net decrease in net assets from distributions...............        (15,938)              (21,883)             (42,892)
                                                                            --------              --------             --------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.....        (57,738)               (6,841)              63,525
                                                                            --------              --------             --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................        (18,116)               83,811               21,036

NET ASSETS
   Beginning of period...............................................        682,016               598,205              577,169
                                                                            --------              --------             --------
   End of period (including undistributed net investment income of
      $1,031 and accumulated distributions in excess of net
      investment income of $570 and $6,282, respectively)............       $663,900              $682,016             $598,205
                                                                            ========              ========             ========

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 143

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                          2001*      2000**      1999***
                                                                                        --------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................  $  25.93   $   22.69   $    24.13
                                                                                        --------   ---------   ----------

INCOME FROM OPERATIONS
   Net investment income (a)..........................................................       .56         .84         1.08
   Net realized and unrealized gain (loss)............................................      1.46        3.11        (1.06)
                                                                                        --------   ---------   ----------
      Total income from operations....................................................      2.02        3.95          .02
                                                                                        --------   ---------   ----------

DISTRIBUTIONS
   From net investment income.........................................................      (.52)       (.71)       (1.46)
                                                                                        --------   ---------   ----------

NET ASSET VALUE, END OF PERIOD........................................................  $  27.43   $   25.93   $    22.69
                                                                                        ========   =========   ==========

TOTAL RETURN (%)(b)...................................................................      7.87       17.54          .19

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     4,420       3,393        1,771

   Ratios to average net assets (%)(c):
      Operating expenses..............................................................      2.15        2.16         2.14
      Net investment income...........................................................      4.18        4.06         5.12

   Portfolio turnover rate (%)........................................................     16.49       53.30        42.69

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

144 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------------
                                                         2001*       2000**      1999       1998      1997     1996***
                                                       ---------   ---------   --------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $   26.07   $   22.76   $  24.27   $ 31.02   $  29.18   $  26.67
                                                       ---------   ---------   --------   -------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a).........................        .66         .98       1.28      1.26       1.14        .24
   Net realized and unrealized gain (loss)...........       1.47        3.14      (1.24)    (6.12)      3.95       3.85
                                                       ---------   ---------   --------   -------   --------   --------
      Total income from operations...................       2.13        4.12        .04     (4.86)      5.09       4.09
                                                       ---------   ---------   --------   -------   --------   --------

DISTRIBUTIONS
   From net investment income........................       (.62)       (.81)     (1.55)    (1.43)     (1.04)      (.32)
   From net realized gain............................         --          --         --      (.46)     (2.21)     (1.26)
                                                       ---------   ---------   --------   -------   --------   --------
      Total distributions............................       (.62)       (.81)     (1.55)    (1.89)     (3.25)     (1.58)
                                                       ---------   ---------   --------   -------   --------   --------
NET ASSET VALUE, END OF PERIOD.......................  $   27.58   $   26.07   $  22.76   $ 24.27   $  31.02   $  29.18
                                                       =========   =========   ========   =======   ========   ========

TOTAL RETURN (%)(b)..................................       8.25       18.24        .30    (16.25)     18.20      15.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........     10,232       9,094      7,134       843        388        101

   Ratios to average net assets (%)(c):
      Operating expenses.............................       1.40        1.41       1.39      1.47       1.71       1.77
      Net investment income..........................       4.96        4.78       5.42      4.90       3.94       5.31

   Portfolio turnover rate (%).......................      16.49       53.30      42.69     42.58      49.40      51.75

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                 Real Estate Securities Fund 145

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------------------------
                                                 2001*       2000**       1999        1998        1997        1996        1995
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $   26.22   $   22.86   $   24.44   $   30.86   $   29.19   $   23.51   $   22.53
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (a).................        .71        1.04        1.30        1.34        1.36        1.39        1.32
   Net realized and unrealized gain (loss)...       1.47        3.15       (1.20)      (6.13)       3.93        6.89        1.03
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
      Total income from operations...........       2.18        4.19         .10       (4.79)       5.29        8.28        2.35
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income................       (.65)       (.83)      (1.68)      (1.17)      (1.41)      (1.34)      (1.35)
   From net realized gain....................         --          --          --        (.46)      (2.21)      (1.26)       (.02)
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
      Total distributions....................       (.65)       (.83)      (1.68)      (1.63)      (3.62)      (2.60)      (1.37)
                                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD...............  $   27.75   $   26.22   $   22.86   $   24.44   $   30.86   $   29.19   $   23.51
                                               =========   =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(b)..........................       8.37       18.53         .55      (15.94)      18.99       36.81       10.87

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..    649,247     669,529     589,300     576,326     615,483     445,619     290,990

   Ratios to average net assets (%)(c):
      Operating expenses.....................       1.15        1.16        1.14        1.05        1.02        1.04        1.04
      Net investment income..................       5.22        5.00        5.41        4.93        4.57        5.64        6.10

   Portfolio turnover rate (%)...............      16.49       53.30       42.69       42.58       49.40       51.75       23.49

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

146 Real Estate Securities Fund

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT          VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
LONG-TERM INVESTMENTS - 101.5%
ASSET-BACKED SECURITIES - 24.1%
American Express Credit Account
   Master Trust
   Series 1997-1 Class A
      6.400% due 04/15/05                                  4,000           4,082
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
      5.750% due 10/15/06                                  2,500           2,527
Banc One Automobile Grantor Trust
   Series 1997-A Class A
      6.270% due 11/20/03                                    546             548
Boston Edison Co.
   Series 1999-1 Class A2
      6.450% due 09/15/05                                  8,000           8,161
California Infrastructure SCE-1
   Series 1997-1 Class A4
      6.220% due 03/25/04                                  2,600           2,615
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
      6.190% due 09/25/05                                  2,850           2,900
Captec Franchise Trust
   Series 1999-1 Class A1
      6.504% due 05/25/05                                  1,030           1,046
Chase Manhattan Automobile
   Owner Trust
   Series 1998-B Class A4
      5.800% due 02/17/03                                  1,313           1,320
   Series 2000-A Class A3
      6.210% due 12/15/04                                  4,925           5,030
Chase Manhattan Credit Card
   Master Trust
   Series 1996-3 Class A
      7.040% due 02/15/05                                  3,500           3,503
Chevy Chase Automobile
   Receivables Trust
   Series 1997-1 Class A
      6.500% due 10/15/03                                    203             204
   Series 1997-2 Class A
      6.350% due 01/15/04                                     73              73
   Series 1997-3 Class A
      6.200% due 03/20/04                                    177             179
   Series 2000-1 Class A4
      7.470% due 07/15/05                                  1,370           1,436
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
      7.150% due 05/15/15                                    935             957
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
      8.070% due 12/01/30                                  1,150           1,202
Copelco Capital Funding Corp.
   Series 1999-A Class A3
      5.665% due 03/15/02                                    350             351
   Series 1999-A Class A5
      5.950% due 06/15/04                                  1,250           1,266
DaimlerChrysler Automobile Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                                  3,300           3,378
Dealer Automobile Receivables Trust
   Series 2000-1 Class A3
      7.070% due 05/17/04                                  3,000           3,086
Discover Card Master Trust I
   Series 1998-7 Class A
      5.600% due 05/16/06                                  1,500           1,510
   Series 1999-1 Class B
      5.550% due 08/15/04                                    650             654
First Security Automobile Owner Trust
   Series 1999-1 Class A3
      5.580% due 06/15/03                                    421             422
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13                                  2,376           2,419
FMAC Loan Receivables Trust
   Series 1998-CA Class A1
      5.990% due 11/15/04                                    513             507
Ford Credit Automobile Owner Trust
   Series 2000-E Class A5
      6.770% due 10/15/04                                  2,000           2,073
Green Tree Financial Corp.
   Series 1995-9 Class A5
      6.800% due 12/15/25                                  1,085           1,102
   Series 1997-3 Class A5
      7.140% due 07/15/28                                    999           1,025
   Series 1998-1 Class A3
      5.950% due 11/01/29                                    577             578
Honda Automobile Lease Trust
   Series 1999-A Class A3
      6.100% due 01/15/02                                    187             187
   Series 1999-A Class A4
      6.450% due 09/16/02                                  1,000           1,006
Honda Automobile Receivables
   Owner Trust
   Series 2000-1 Class A3
      6.620% due 07/15/04                                  1,500           1,537

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 147

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT          VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
J.C. Penney Master Credit Card Trust
   Series E Class A
      5.500% due 06/15/07 (a)                              3,000           3,008
MBNA Master Credit Card Trust
   Series F Class A
      6.600% due 11/15/04                                  2,000           2,042
Mellon Automobile Grantor Trust
   Series 2000-1 Class A
      7.180% due 10/15/06                                  1,125           1,158
   Series 2000-2 Class A
      6.390% due 07/15/07                                  2,252           2,307
Navistar Financial Corp. Owner Trust
   Series 1999-A Class A3
      5.950% due 04/15/03                                  1,379           1,387
Newcourt Equipment Trust Securities
   Series 1998-1 Class A3
      5.240% due 12/20/02                                    270             271
   Series 1998-2 Class A3
      5.450% due 10/15/02                                    144             144
Nissan Automobile Lease Trust
   Series 2000-A Class A3
      7.800% due 05/20/03                                  1,125           1,159
Nissan Automobile Receivables
   Owner Trust
   Series 2000-C Class A3
      6.720% due 08/16/04                                  1,975           2,022
   Series 2001-B Class A4
      5.350% due 10/15/06                                    925             924
Olympic Automobile Receivables Trust
   Series 1996-D Class CTFS
      6.125% due 04/15/02                                    999           1,000
Onyx Acceptance Automobile Trust
   Series 2000-D Class A4
      6.850% due 08/15/07                                  3,500           3,628
PBG Equipment Trust
   Series 1A Class A
      6.270% due 01/20/12                                    633             639
Peoplefirst.com Automobile
   Receivables Owner Trust
   Series 2000-1 Class A4
      7.405% due 12/15/06                                  8,500           8,898
Premier Automobile Trust
   Series 1999-1 Class A3
      5.690% due 11/08/02                                  1,807           1,812
   Series 1999-3 Class A4
      6.430% due 03/08/04                                  1,600           1,637
Ryder Vehicle Lease Trust
   Series 1998-A Class A
      6.100% due 09/15/08                                    334             338
   Series 1999-A Class A3
      6.680% due 04/15/04                                  1,100           1,110
The Money Store Home Equity Trust
   Series 1995-B Class A6
      7.500% due 01/15/26                                  1,000           1,031
The Money Store Small Business
   Administration Loan Trust
   Series 1996-2 Class A
      7.200% due 04/15/24 (a)                                550             556
   Series 1997-1 Class A
      7.148% due 01/15/25 (a)                                796             791
   Series 1997-1 Class B
      7.622% due 01/15/25 (a)                                530             528
Toyota Automobile Receivables
   Owners Trust
   Series 2000-A Class A3
      7.180% due 08/15/04                                    825             850
USAA Automobile Loan Grantor Trust
   Series 1999-1 Class A
      6.100% due 02/15/06                                  1,012           1,028
Wilshire Funding Corp.
   Series 1998-WFC2 Class A3
      7.000% due 12/28/37                                    585             589
                                                                          ------
                                                                          95,741
                                                                          ------

CORPORATE BONDS AND NOTES - 35.1%
Associates Corp. of North America
      5.750% due 11/01/03                                  5,525           5,591
   Series G
      8.440% due 10/27/04                                  3,000           3,269
AT&T Capital Corp.
      6.250% due 05/15/01                                  1,550           1,551
AT&T Corp.
      5.625% due 03/15/04                                    600             591
      6.750% due 04/01/04                                  3,500           3,583
Avon Energy Partners Holdings
      6.730% due 12/11/02                                    310             311
Bank One Corp.
      6.400% due 08/01/02                                  2,725           2,771
      5.625% due 02/17/04                                  2,500           2,483
Bear Stearns Companies, Inc. (The)
      6.125% due 02/01/03                                  1,000           1,010
British Telecommunications PLC
      6.079% due 12/15/03 (a)                                200             200

148 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT          VALUE
                                                           (000)           (000)
                                                             $               $
                                                         ---------        ------
Business Loan Center, Inc.
   Series 1998-1A
      6.750% due 04/02/05 (a)                                902             901
CIT Group, Inc.
      7.375% due 03/15/03                                  3,200           3,303
      5.625% due 10/15/03                                  3,800           3,801
Citigroup, Inc.
      5.700% due 02/06/04                                  4,000           4,056
Compaq Computer Corp.
      7.450% due 08/01/02                                  1,100           1,109
Conoco, Inc.
      5.900% due 04/15/04                                  2,500           2,507
Conseco, Inc.
      6.400% due 06/15/01 (a)                              1,850           1,843
Cox Communications, Inc.
      7.000% due 08/15/01                                  2,000           2,008
CSX Corp.
   Series C
      5.850% due 12/01/03                                  1,000           1,001
DaimlerChrysler North America
   Holding Corp.
      5.640% due 08/23/02 (a)                              2,250           2,252
      5.790% due 12/16/02 (a)                                300             300
      7.750% due 05/27/03                                  1,400           1,453
      6.900% due 09/01/04                                    600             611
Duke Energy Corp.
      7.125% due 09/03/02                                  1,750           1,799
El Paso Energy Corp.
   Series B
      6.625% due 07/15/01                                  1,050           1,055
EOP Operating, LP
      6.375% due 01/15/02                                  2,000           2,011
      7.375% due 11/15/03                                    625             648
First Union Corp.
      8.000% due 11/15/02                                  2,500           2,607
Firstar Corp.
      6.500% due 07/15/02                                  2,145           2,184
Ford Motor Credit Co.
      5.750% due 02/23/04                                  6,000           5,998
      6.700% due 07/16/04                                  2,870           2,937
General Electric Capital Corp.
   Series A
      5.375% due 01/15/03                                  3,500           3,530
      5.880% due 05/19/03                                  5,000           5,096
General Motors Acceptance Corp.
      7.500% due 06/06/02                                  1,000           1,025
      8.500% due 01/01/03                                  1,500           1,574
      5.800% due 03/12/03                                  5,550           5,579
      5.750% due 11/10/03                                    750             751
Household Finance Corp.
      6.125% due 07/15/02                                  1,000           1,012
      7.000% due 08/01/03                                  7,000           7,229
HRPT Properties Trust
      6.875% due 08/26/02                                    500             503
IMC Global, Inc.
      6.625% due 10/15/01                                  1,550           1,530
International Lease Finance Corp.
      5.625% due 05/01/02                                  1,000           1,009
   Series J
      5.500% due 09/29/03                                  2,000           2,014
John Deere Capital Corp.
   Series D
      5.520% due 04/30/04                                  2,500           2,471
Kern River Funding Corp.
   Series B
      6.720% due 09/30/01                                  1,125           1,129
MCI WorldCom, Inc.
      6.125% due 08/15/01                                  1,000           1,001
Metropolitan Life Insurance Co.
      6.300% due 11/01/03                                    730             738
National Westminster Bank
      9.450% due 05/01/01                                  1,500           1,500
      9.375% due 11/15/03                                  7,500           8,233
NationsBank Corp.
      8.125% due 06/15/02                                  2,750           2,846
Nisource Finance Corp.
      5.750% due 04/15/03                                  1,000             997
Osprey Trust/Osprey I
      7.797% due 01/15/03                                    200             204
Paine Webber Group, Inc.
      8.250% due 05/01/02                                  2,500           2,583
Panamsat Corp.
      6.000% due 01/15/03                                  1,100           1,093
Popular North America, Inc.
   Series D
      6.875% due 06/15/01                                  1,100           1,102
Sears Roebuck Acceptance Corp.
   Series 4
      6.720% due 09/17/03                                  2,550           2,580
Southern California Edison Co.
      7.200% due 11/03/03                                  4,000           2,860
Starwood Hotels & Resorts
      6.750% due 11/15/03                                  1,500           1,503
SuperValu, Inc.
      7.800% due 11/15/02                                  2,000           2,001
Swiss Bank Corp. New York
      7.250% due 09/01/06                                  1,000           1,059

                                                        Short Term Bond Fund 149

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)


                                                      PRINCIPAL           MARKET
                                                        AMOUNT             VALUE
                                                        (000)              (000)
                                                          $                  $
                                                      ---------          -------
Textron, Inc.
      6.750% due 09/15/02                                 4,000            4,074
UpJohn Co. - Employee Stock
   Ownership Trust
   Series A
      9.790% due 02/01/04                                   563              601
US West Capital Funding, Inc.
      6.875% due 08/15/01                                 1,230            1,235
Viacom, Inc.
      6.875% due 09/01/03                                   400              413
Waste Management, Inc.
      7.100% due 08/01/26                                 1,175            1,193
WorldCom, Inc.
      7.875% due 05/15/03                                 1,500            1,544
                                                                         -------
                                                                         139,556
                                                                         -------

EURODOLLAR BONDS - 1.3%
American Express Travel
      5.681% due 10/24/01 (a)                             1,500            1,500
British Telecommunications PLC
      7.625% due 12/15/05                                 1,100            1,140
Deutsche Telekom International
   Finance BV
      7.750% due 06/15/05                                 1,050            1,088
International Bank for Reconstruction
   & Development
      6.015% due 06/21/04                                  375              383
Ontario, Province of
      7.375% due 01/27/03                                 1,000            1,041
                                                                         -------
                                                                           5,152
                                                                         -------

MORTGAGE-BACKED SECURITIES - 28.3%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
      7.420% due 04/14/29                                 2,000            2,105
Bank One Mortgage-backed Pass-thru
   Series 2000-2 Class 4A
      6.612% due 03/15/30                                   920              923
Bayview Financial Acquisition Trust
   Series 1998-1 Class A1
      7.010% due 05/25/29                                   735              747
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class A1
      7.500% due 12/25/30 (a)                             4,064            4,106
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
      6.450% due 12/19/04                                 1,384            1,415
   Series 1999-2 Class A1
      7.032% due 10/15/08                                   338              353
Delta Funding Home Equity Loan Trust
   Series 1998-1 Class A2A
      4.716% due 05/25/30 (a)                                65               65
DLJ Mortgage Acceptance Corp.
   Series 1995-CF2 Class A1A
      6.650% due 12/17/27                                    43               43
   Series 1996-CF2 Class A1A
      6.860% due 11/12/21                                   401              412
Federal Home Loan Mortgage Corp.
   Participation Certificate
      9.000% due 2005                                        64               66
      6.250% due 2007                                        18               18
      5.500% due 2008                                     1,008              991
      6.500% due 2008                                     1,505            1,518
      5.500% due 2009                                     1,919            1,887
      8.000% due 2010                                       716              734
      6.000% due 2011                                     1,579            1,571
      7.000% due 2011                                     1,013            1,038
      7.953% due 2022 (a)                                 1,305            1,328
      6.857% due 2029 (a)                                 1,858            1,879
   Series 1645 Class PD
      4.500% due 09/15/08                                   943              924
Federal National Mortgage Association
      7.000% due 2004                                       312              317
      8.750% due 2004                                         9               10
      6.500% due 2008                                     1,201            1,222
      5.500% due 2009                                     7,434            7,361
      7.000% due 2009                                     1,178            1,209
      8.000% due 2009                                       368              381
      7.000% due 2014 (a)                                   510              523
      7.500% due 2014                                       982            1,012
      6.939% due 2018 (a)                                 1,019            1,039
      8.186% due 2022 (a)                                   710              727
      8.501% due 2024 (a)                                 1,691            1,729
      7.548% due 2025 (a)                                 1,043            1,068
      6.857% due 2029 (a)                                 1,423            1,439
      8.190% due 2029 (a)                                   777              794
      6.875% due 2030 (a)                                   234              236
      7.500% due 2030                                     1,647            1,680
   Series 1998-32 Class TB
      6.000% due 05/18/13                                   674              682
Federal National Mortgage Corp.
      6.668% due 2027 (a)                                 1,627            1,661
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
      7.695% due 06/25/30                                   705              734

150 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)


                                                      PRINCIPAL           MARKET
                                                        AMOUNT             VALUE
                                                        (000)              (000)
                                                          $                  $
                                                      ---------          -------
Goldman Sachs Mortgage
   Securities Corp.
   Series 2000-1 Class A
      5.360% due 06/20/24                                 1,123            1,124
Government National
   Mortgage Association
      7.000% 30 year TBA (c)                             20,000           20,206
      7.500% 30 year TBA (c)                             14,000           14,333
      7.250% due 2006                                       830              839
      7.000% due 2007                                        53               55
      6.000% due 2008                                       649              654
      7.000% due 2008                                       643              663
      7.000% due 2009                                     1,543            1,591
      8.250% due 2009                                       495              520
      7.000% due 2011                                       335              345
      7.000% due 2012                                       304              313
      7.500% due 2013                                       873              908
      9.500% due 2017                                         4                4
      7.750% due 2022 (a)                                 1,140            1,164
      7.375% due 2024 (a)                                 1,305            1,321
      7.750% due 2027                                       271              277
      7.500% due 2029                                     3,974            4,071
IMC Home Equity Loan Trust
   Series 1998-1 Class A3
      6.410% due 04/20/18                                   447              449
Long Beach Mortgage Loan Trust
   Step Up Bond
   Series 2000-1 Class AV1
      5.240% due 01/01/31 (a)                             2,722            2,725
Marriott Vacation Club Owner Trust
   Series 2000-1A Class A
      5.400% due 09/20/17                                   182              181
Prudential Home Mortgage Securities
   Series 1994-19 Class A2
      7.050% due 05/25/24                                    43               43
Residential Funding Mortgage
   Securities I
   Series 2000-S13 Class A1
      7.750% due 10/25/30                                 2,232            2,265
   Series 2000-S14 Class A1
      7.500% due 11/25/30                                    83               85
Residential Funding Mortgage
   Securities II
   Series 2000-HI4 Class AI3
      7.490% due 10/25/13                                 3,000            3,105
Resolution Trust Corp. Mortgage
   Pass-thru Certificate
   Series 1995-2 Class C1
      7.450% due 05/25/29                                   274              277
Structured Asset Mortgage
   Investments, Inc.
   Series 1998-9 Class 2A2
      6.125% due 11/25/13                                 1,113            1,103
Union Planters Mortgage Finance Corp.
   Series 1998-A Class A1
      6.350% due 01/25/28                                   144              144
   Series 1999-1 Class A1
      6.250% due 04/01/29                                   398              400
United Mortgage Securities Corp.
   Collateral Interest Only Strip
   Series 1993-1 Class AA
      7.108% due 09/25/33 (a)                               590              587
   Series 1994-1 Class A2
      7.302% due 06/25/32 (a)                             1,988            2,005
Vendee Mortgage Trust
   Series 1994-1 Class 2E
      6.500% due 01/15/17                                 1,412            1,434
   Series 2000-1 Class 2B
      7.250% due 12/15/20                                 1,000            1,032
Washington Mutual Step Up Bond
   Series 2000-1 Class A1
      5.340% due 06/25/24 (a)                             1,772            1,752
Washington Mutual, Inc. Collateral
   Interest Only Strip
   Series 2001-1 Class A
      1.000% due 01/25/41 (a)                               295              305
Wilshire Funding Corporation
   Series 1997-WFC1 Class AI
      7.250% due 08/25/27                                   152              152
                                                                         -------
                                                                         112,379
                                                                         -------

MUNICIPAL BONDS - 0.5%
Missouri Higher Education Loan Authority
   Series 97 Class P
      5.860% due 07/25/08 (a)                               710              704
Philadelphia, Pennsylvania, Authority
   for Industrial Development
   Series 1997 Class A
      6.488% due 06/15/04                                 1,346            1,392
                                                                         -------
                                                                           2,096
                                                                         -------

                                                        Short Term Bond Fund 151

SHORT TERM BOND FUND

                                                      April 30, 2001 (Unaudited)

                                                      PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                        (000)             (000)
                                                          $                 $
                                                      ---------        --------
UNITED STATES GOVERNMENT AGENCIES - 1.5%
Federal Home Loan Bank
   Series 1TO1
      5.875% due 08/15/01                                 1,800            1,806
Federal National Mortgage Association
      5.250% due 01/15/03                                 1,000            1,010
      5.125% due 02/13/04                                 3,275            3,290
                                                                        --------
                                                                           6,106
                                                                        --------
UNITED STATES GOVERNMENT TREASURIES - 6.3%
United States Treasury Notes
      3.625% due 07/15/02                                 3,018            3,076
      4.750% due 02/15/04                                 2,745            2,756
      5.875% due 11/15/04                                 4,000            4,142
      5.750% due 11/15/05                                 8,795            9,100
      3.375% due 01/15/07                                 4,105            4,173
      3.625% due 01/15/08                                   326              335
      8.750% due 11/15/08                                 1,400            1,533
      3.875% due 01/15/09                                   107              112
                                                                        --------
                                                                          25,227
                                                                        --------

YANKEE BONDS - 4.4%
African Development Bank
      9.750% due 12/15/03                                 1,720            1,896
Edperbrascan Corp.
      7.375% due 10/01/02                                 2,000            2,011
Landesbank Baden-Wuerttemberg
      7.875% due 04/15/04                                 2,500            2,660
Manitoba, Province of
      8.000% due 04/15/02                                 3,600            3,710
   Series CZ
      6.750% due 03/01/03                                 3,000            3,092
Quebec, Province of
      6.500% due 01/17/06                                 1,000            1,031
Tyco International, Ltd.
      6.500% due 11/01/01                                 3,000            3,020
                                                                        --------
                                                                          17,420
                                                                        --------
TOTAL LONG-TERM INVESTMENTS
(cost $399,092)                                                          403,677
                                                                        --------
SHORT-TERM INVESTMENTS - 7.6%
British Telecommunications PLC
      6.853% due 10/09/01                                 2,000            2,003
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                     27,033           27,033
Spieker Properties, LP
      6.800% due 12/15/01                                 1,000            1,009
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
(cost $30,040)                                                            30,045
                                                                        --------
TOTAL INVESTMENTS - 109.1%
(identified cost $429,132)                                               433,722

OTHER ASSETS AND LIABILITIES,
NET - (9.1%)                                                            (36,080)
                                                                        --------
NET ASSETS - 100.0%                                                      397,642
                                                                        ========

(a)  Adjustable or floating rate security.
(b)  At amortized cost, which approximates market.
(c)  Forward commitment.

See accompanying notes which are an integral part of the financial statements.

152 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)


INTEREST RATE SWAPS

                                                                                                                 UNREALIZED
          NOTIONAL                                                                                              APPRECIATION
           AMOUNT             FUND RECEIVES                    FUND PAYS                     TERMINATION       (DEPRECIATION)
           (000)               FIXED RATE                    FLOATING RATE                      DATE                (000)
-------------------------     -------------      -------------------------------------     ---------------     --------------
GBP                   500        5.633%          6 month LIBOR                                02/02/04         $            2
GBP                 1,800        5.626%          6 month LIBOR                                02/02/04                      9
GBP                 6,000        5.500%          6 month LIBOR                                02/02/04                      2
                                                                                                               --------------
                                                                                                               $           13
                                                                                                               ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 153

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)            April 30, 2001 (Unaudited)
ASSETS
Investments at market (identified cost $429,132).........................  $  433,722
Cash.....................................................................       1,842
Receivables:
   Dividends and interest................................................       4,668
   Investments sold (regular settlement).................................       8,094
   Investments sold (delayed settlement).................................       3,079
   Fund shares sold......................................................         694
   From Advisor..........................................................          81
Receivable for interest rate swaps.......................................          13
Prepaid expenses.........................................................           1
                                                                           ----------
      Total assets.......................................................     452,194

LIABILITIES
Payables:
   Investments purchased (regular settlement)...............  $    15,356
   Investments purchased (delayed settlement)...............       37,694
   Fund shares redeemed.....................................        1,173
   Accrued fees to affiliates...............................          263
   Other accrued expenses...................................           66
                                                              -----------
      Total liabilities..................................................      54,552
                                                                           ----------
NET ASSETS...............................................................  $  397,642
                                                                           ==========
NET ASSETS CONSIST OF:
Undistributed net investment income......................................  $    4,881
Accumulated net realized gain (loss).....................................     (18,759)
Unrealized appreciation (depreciation) on:
   Investments...........................................................       4,590
   Interest rate swaps...................................................          13
Shares of beneficial interest............................................         213
Additional paid-in capital...............................................     406,704
                                                                           ----------
NET ASSETS...............................................................  $  397,642
                                                                           ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($906,145 divided by 48,423 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $    18.71
                                                                           ==========
   Class E ($12,779,002 divided by 682,728 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $    18.72
                                                                           ==========
   Class S ($383,956,584 divided by 20,543,136 shares of $.01 par value
      shares of beneficial interest outstanding).........................  $    18.69
                                                                           ==========

See accompanying notes which are an integral part of the financial statements.

154 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest.......................................................  $   12,551
   Dividends from Money Market Fund...............................         694
                                                                    ----------
      Total investment income.....................................      13,245

Expenses
   Advisory fees.....................................  $       910
   Administrative fees...............................           94
   Custodian fees....................................          131
   Distribution fees - Class C.......................            3
   Transfer agent fees...............................          140
   Professional fees.................................           27
   Registration fees.................................           29
   Shareholder servicing fees - Class C..............            1
   Shareholder servicing fees - Class E..............           13
   Trustees' fees....................................           10
   Miscellaneous.....................................           38
                                                       -----------
   Expenses before reductions........................        1,396
   Expense reductions................................         (315)
                                                       -----------
      Expenses, net...............................................        1,081
                                                                     ----------
Net investment income.............................................       12,164
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments...........................        2,143
Net change in unrealized appreciation
   (depreciation) on:
   Investments.......................................        6,826
   Interest rate swaps...............................           13        6,839
                                                       -----------   ----------

Net realized and unrealized gain (loss)...........................        8,982
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS................................................   $   21,146
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 155

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2001       TEN MONTHS ENDED        YEAR ENDED
                                                                        (UNAUDITED)         OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                      ----------------     ------------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...........................................   $         12,164     $           22,844     $          23,916
   Net realized gain (loss)........................................              2,143                 (2,847)               (2,426)
   Net change in unrealized appreciation (depreciation)............              6,839                  4,814                (7,220)
                                                                      ----------------     ------------------     -----------------
      Net increase (decrease) in net assets from operations........             21,146                 24,811                14,270
                                                                      ----------------     ------------------     -----------------

DISTRIBUTIONS
   From net investment income
      Class C......................................................                (15)                   (33)                  (24)
      Class E......................................................               (251)                  (425)                 (303)
      Class S......................................................            (10,092)               (19,499)              (24,023)
                                                                      ----------------     ------------------     -----------------
          Net decrease in net assets from distributions............            (10,358)               (19,957)              (24,350)
                                                                      ----------------     ------------------     -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...            (46,600)               (28,484)              206,625
                                                                      ----------------     ------------------     -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS........................            (35,812)               (23,630)              196,545

NET ASSETS
   Beginning of period.............................................            433,454                457,084               260,539
                                                                      ----------------     ------------------     -----------------
   End of period (including undistributed net investment income
      of $4,881, $3,075, and $168, respectively)...................   $        397,642     $          433,454     $         457,084
                                                                      ================     ==================     =================

See accompanying notes which are an integral part of the financial statements.

156 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                               2001*      2000**      1999***
                                             ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD........ $   18.23   $   18.13    $   18.36
                                             ---------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)................       .43         .79          .68
   Net realized and unrealized
      gain (loss)...........................       .43         .04         (.31)
                                             ---------   ---------   ----------
      Total income from operations..........       .86         .83          .37
                                             ---------   ---------   ----------

DISTRIBUTIONS
   From net investment income...............      (.38)       (.73)        (.60)
                                             ---------   ---------   ----------

NET ASSET VALUE, END OF PERIOD.............. $   18.71   $   18.23    $   18.13
                                             =========   =========   ==========
TOTAL RETURN (%)(b).........................      4.74        4.67         2.02

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands)............................       906         672          801
   Ratios to average net assets (%)(c):
      Operating expenses, net...............      1.52        1.64         1.72
      Operating expenses, gross.............      1.68        1.66         1.72
      Net investment income.................      4.94        5.01         4.41

   Portfolio turnover rate (%)..............    156.74       92.31       177.08


*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 157

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                         2001*         2000**       1999***
                                                     ------------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $      18.24   $    18.08    $    18.51

INCOME FROM OPERATIONS
   Net investment income (a).......................           .52          .88           .80
   Net realized and unrealized gain (loss).........           .41          .07          (.34)
                                                     ------------   ----------    ----------
      Total income from operations.................           .93          .95           .46
                                                     ------------   ----------    ----------
DISTRIBUTIONS
   From net investment income......................          (.45)        (.79)         (.89)
                                                     ------------   ----------    ----------
NET ASSET VALUE, END OF PERIOD.....................  $      18.72   $    18.24    $    18.08
                                                     ============   ==========    ==========
TOTAL RETURN (%)(b)................................          5.14         5.36          2.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........        12,779        9,898         8,693

   Ratios to average net assets (%)(c):
      Operating expenses, net......................           .77          .89           .97
      Operating expenses, gross....................           .92          .91           .97
      Net investment income........................          5.70         5.77          5.05

   Portfolio turnover rate (%)....................         156.74        92.31        177.08


*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

158 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                           YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                       2001*      2000**      1999        1998         1997       1996       1995
                                                    --------    --------    --------    --------    --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............    $  18.22    $  18.03    $  18.46    $  18.35    $  18.36    $  18.55   $  17.98
                                                    --------    --------    --------    --------    --------    --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)....................         .54         .91         .90         .99        1.08        1.04       1.16
   Net realized and unrealized gain (loss)......         .40         .09        (.36)        .11          --        (.19)       .59
                                                    --------    --------    --------    --------    --------    --------   --------
      Total income from operations..............         .94        1.00         .54        1.10        1.08         .85       1.75
                                                    --------    --------    --------    --------    --------    --------   --------
DISTRIBUTIONS
   From net investment income...................        (.47)       (.81)       (.97)       (.99)      (1.09)      (1.04)     (1.18)
                                                    --------    --------    --------    --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD..................    $  18.69    $  18.22    $  18.03    $  18.46    $  18.35    $  18.36   $  18.55
                                                    ========    ========    ========    ========    ========    ========   ========

TOTAL RETURN (%)(b)(c)..........................        5.22        5.64        3.03        6.09        6.02        4.76       9.95

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....     383,957     422,884     447,590     260,539     229,470     222,983    183,577

   Ratios to average net assets (%)(b)(d):
      Operating expenses, net...................         .52         .64        .74          .66         .66         .70        .58
      Operating expenses, gross.................         .67         .66        .74          .66         .66         .70        .58
      Net investment income.....................        5.95        6.00       5.22         5.37        5.70        5.70       6.41

   Portfolio turnover rate (%)..................      156.74       92.31     177.08       129.85      213.14      264.40     269.31


*    For the six months ended April 30, 2001 (Unaudited).
**   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 159

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------         ------
COMMON STOCKS - 90.3%
AUTO AND TRANSPORTATION - 1.3%
BE Aerospace, Inc. (a)                                     1,600             34
Harley-Davidson, Inc.                                      2,900            134
Mercury Air Group, Inc.                                    8,300             45
OMI Corp.                                                 23,100            171
Southwest Airlines Co.                                    10,800            197
Stelmar Shipping, Ltd. New                                 3,200             50
United Auto Group, Inc. (a)                                3,600             55
                                                                         ------
                                                                            686
                                                                         ------

CONSUMER DISCRETIONARY - 13.6%
Action Performance Companies, Inc. (a)                     3,400             55
Aldila, Inc.                                               3,000              5
Alliance Gaming Corp.                                      8,000            185
American Eagle Outfitters, Inc. (a)                        1,500             56
AOL Time Warner, Inc. (a)                                 26,500          1,338
Applebee's International, Inc.                             1,600             67
Bed Bath & Beyond, Inc. (a)                                3,900            110
Best Buy Co. (a)                                           3,100            171
Bon-Ton Stores, Inc. (The)                                12,000             30
CellStar Corp. (a)                                        30,200             42
Cendant Corp. (a)                                          2,600             46
Clear Channel Communications, Inc. (a)                     7,760            433
Cross (A.T.) Co. Class A                                   9,600             70
Direct Focus, Inc. (a)                                     2,800             95
Disney (Walt) Co.                                          1,700             51
Gadzooks, Inc. (a)                                         3,200             65
Hancock Fabrics, Inc.                                      9,200             76
Home Depot, Inc. (The)                                    25,920          1,221
Homebase, Inc. (a)                                         7,600             10
Hot Topic, Inc. (a)                                        2,800             94
Insight Communications Co., Inc.                           3,500             97
JAKKS Pacific, Inc. (a)                                    4,300             62
Kohl's Corp. (a)                                           4,300            263
Lowe's Cos., Inc.                                          3,500            221
Monsanto Co. New                                           1,100             34
Oakley, Inc. (a)                                           2,700             64
Pep Boys - Manny, Moe & Jack                               8,000             38
Pixar, Inc. (a)                                            3,800            124
Racing Champions Corp. (a)                                 8,300             29
Rawlings Sporting Goods Co., Inc.                          5,800             30
Rent-A-Center, Inc. (a)                                    2,400             87
Sabre Holdings Corp.                                       1,300             65
SCP Pool Corp. (a)                                         2,600             82
Southern Energy Homes, Inc.                               29,000             49
Target Corp.                                               5,200            200
TETRA Technologies, Inc. (a)                               4,300            118
Tommy Hilfiger Corp. (a)                                   1,600             19
Tweeter Home Entertainment
   Group, Inc. New                                         2,300             58
Virco Manufacturing Corp.                                  2,100             20
Wal-Mart Stores, Inc.                                     25,130          1,300
                                                                         ------
                                                                          7,180
                                                                         ------

CONSUMER STAPLES - 2.4%
Constellation Brands, Inc. Class A (a)                       800             52
CVS Corp.                                                  5,310            313
Golden State Vintners, Inc. Class B (a)                    6,900             58
PepsiCo, Inc.                                              5,930            260
Philip Morris Cos., Inc.                                   2,600            130
Suiza Foods Corp. (a)                                        700             32
Walgreen Co.                                              10,170            436
                                                                         ------
                                                                          1,281
                                                                         ------

FINANCIAL SERVICES - 9.8%
American Express Co.                                       1,500             64
American International Group, Inc.                         3,800            311
Bank of New York Co., Inc.                                   800             40
Citigroup, Inc.                                            4,000            197
Columbia Banking System, Inc.                              2,600             31
Federal National Mortgage Association                      3,260            262
First Data Corp.                                           3,000            202
Fiserv, Inc. (a)                                             800             44
Franklin Resources, Inc.                                   2,500            109
Freddie Mac                                                1,700            112
Goldman Sachs Group, Inc.                                  3,420            312
Household International, Inc.                              1,300             83
IndyMac Bancorp, Inc.                                      2,800             64
Lehman Brothers Holdings, Inc.                               900             65
Merrill Lynch & Co., Inc.                                  3,500            216
Metris Companies, Inc.                                     1,700             51
Morgan Stanley Dean Witter & Co.                           2,700            170
Northern Trust Corp.                                       1,000             65
Paychex, Inc.                                              8,500            294
Progressive Corp.                                          7,900            923
Providian Financial Corp.                                 11,400            608
Republic First Bancorp, Inc.                               4,500             25
Schwab (Charles) Corp.                                    17,400            344
Scottish Annuity & Life Holdings, Ltd.                     7,000             95
Stilwell Financial, Inc.                                  12,700            373
Wells Fargo Co.                                            1,700             80
                                                                          -----
                                                                          5,140
                                                                          -----

HEALTH CARE - 15.4%
Abaxis, Inc.                                              10,500             50
Abbott Laboratories                                       11,850            550
Abgenix, Inc. (a)                                          1,600             60

160 Select Growth Fund

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                          ------          ------
ALZA Corp. (a)                                             1,400              64
American Home Products Corp.                               7,820             452
Amgen, Inc. (a)                                           13,110             802
Baxter International, Inc.                                 4,630             422
Biogen, Inc. (a)                                           5,300             343
Biomet, Inc.                                               2,200              94
Bristol-Myers Squibb Co.                                   6,510             365
Cardinal Health, Inc.                                      5,010             338
Caremark Rx, Inc. (a)                                      7,700             122
Covance, Inc. (a)                                          1,600              26
First Health Group Corp.                                   1,800              93
Forest Labs, Inc. (a)                                      1,300              79
Genentech, Inc. (a)                                        8,700             457
Genzyme Corp. (a)                                          1,100             120
HCA-The Healthcare Co.                                     7,100             275
Johnson & Johnson                                          1,700             164
King Pharmaceuticals, Inc. (a)                             3,500             147
Large Scale Biology Corp. New (a)                          1,800               7
LifePoint Hospitals, Inc. (a)                              1,400              49
Lilly (Eli) & Co.                                            900              77
Medicis Pharmaceutical Corp.
   Class A. (a)                                              700              35
Medtronic, Inc.                                              800              36
Merck & Co., Inc.                                          1,400             106
OrthoLogic Corp.                                          20,700              80
OSI Pharmaceuticals, Inc. (a)                              1,100              56
Pfizer, Inc.                                              46,170           1,999
Pharmacia Corp.                                            1,700              89
PhotoMedex, Inc.                                           7,000              45
POZEN, Inc. New (a)                                          500               4
Renal Care Group, Inc. (a)                                 1,500              43
Respironics, Inc. (a)                                        300              10
SangStat Medical Corp. (a)                                 7,200              80
Schering-Plough Corp.                                      1,800              69
Sepracor, Inc. (a)                                           500              13
Tenet Healthcare Corp.                                     2,200              97
UnitedHealth Group, Inc. (a)                               2,970             193
                                                                          ------
                                                                           8,111
                                                                          ------

INTEGRATED OILS - 0.2%
El Paso Corp.                                              1,600             110
                                                                          ------

MATERIALS AND PROCESSING - 1.4%
Air Products & Chemicals, Inc.                               900              39
Bethlehem Steel Corp. (a)                                 10,800              38
Centex Corp.                                                 800              35
Engelhard Corp.                                            3,500              90
Fluor Corp. New                                            1,400              74
Foamex International, Inc.                                 4,800              25
Freeport-McMoRan Copper & Gold,
   Inc. Class B                                            4,600              65
Griffon Corp. (a)                                          2,300              21
Maverick Tube Corp. (a)                                    2,300              56
Minnesota Mining & Manufacturing Co.                         600              71
Sigma Aldrich Corp.                                        3,300             152
Tyco International, Ltd.                                   1,700              91
                                                                          ------
                                                                             757
                                                                          ------

OTHER ENERGY - 2.6%
AES Corp. (a)                                              5,280             252
Apache Corp.                                                 800              51
Barrett Resources Corp. (a)                                  400              26
Belco Oil & Gas Corp. (a)                                  4,200              37
BJ Services Co. (a)                                          900              74
Brown (Tom), Inc. (a)                                      2,400              61
Halliburton Co.                                            1,000              43
Hanover Compressor Co. (a)                                 2,100              76
Kerr-McGee Corp.                                           1,700             122
Kinder Morgan, Inc.                                        1,400              82
Marine Drilling Co, Inc. (a)                               2,200              66
Nabors Industries, Inc. (a)                                2,400             143
National-Oilwell, Inc. (a)                                 2,000              79
Smith International, Inc.                                    200              16
Tidewater, Inc.                                              300              14
Transocean Sedco Forex, Inc.                               1,000              54
Valero Energy Corp.                                        1,700              83
Varco International, Inc. (a)                              4,100              97
                                                                          ------
                                                                           1,376
                                                                          ------

PRODUCER DURABLES - 8.3%
Applied Materials, Inc. (a)                               15,110             825
Boeing Co. (The)                                           2,200             136
Celestica, Inc. (a)                                        6,250             319
Encore Wire Corp. (a)                                      8,400              76
General Electric Co.                                      48,240           2,341
Itron, Inc. (a)                                            7,400             110
KLA Tencor Corporation (a)                                 2,100             115
Measurement Specialties, Inc.                              4,500              99
Novellus Systems, Inc. (a)                                 2,100             116
RTI International Metals (a)                               6,700              95
Textron, Inc.                                                900              48
United Technologies Corp.                                    700              55
Waste Management, Inc.                                     1,700              41
                                                                          ------
                                                                           4,376
                                                                          ------

TECHNOLOGY - 32.2%
Activision, Inc. (a)                                       4,400             120
Adobe Systems, Inc.                                        1,000              45
Advanced Micro Devices, Inc. (a)                           2,200              68
Agere Systems, Inc.                                       28,960             203
Analog Devices, Inc. (a)                                   5,940             281
ANSYS, Inc.                                                4,300              57

                                                          Select Growth Fund 161

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                          ------          ------
Apple Computer, Inc.                                       1,700              43
Avid Technology, Inc. (a)                                  4,000              69
BEA Systems, Inc. (a)                                      8,320             340
BISYS Group, Inc. (a)                                        800              39
Brocade Communications
   Systems, Inc. (a)                                       1,100              42
Cadence Design Systems, Inc.                               4,900             101
Check Point Software
   Technologies, Ltd. (a)                                  2,300             144
CIENA Corp. (a)                                            5,810             320
Cirrus Logic, Inc. (a)                                     3,300              54
Cisco Systems, Inc. (a)                                   71,520           1,214
Clarent Corp. (a)                                          1,000               9
ClickAction, Inc.                                          3,000              13
Computer Associates International, Inc.                      900              29
Comverse Technology, Inc. (a)                              1,100              75
Concurrent Computer Corp.                                  1,300               7
Dell Computer Corp. (a)                                   37,530             987
Descartes Systems Group, Inc. (The) (a)                    1,400              28
Digi International, Inc. (a)                               1,800              11
Digital Generation Systems, Inc.                           6,800              16
eBay, Inc. (a)                                             4,000             202
Electronic Arts, Inc. (a)                                    400              23
Electronic Data Systems Corp.                              4,800             310
EMC Corp. (a)                                             16,390             649
Encad, Inc. (a)                                            3,800               7
Epicor Software Corp.                                     11,500              13
Flextronics International, Ltd. (a)                       12,190             328
Galileo International, Inc.                                2,100              51
GlobeSpan, Inc. (a)                                        1,300              29
Homeseekers.com, Inc.                                     87,300              70
Impath, Inc. (a)                                             600              19
infoUSA, Inc.                                             16,300              72
Intel Corp.                                               12,800             396
International Business Machines Corp.                      3,000             345
Intertrust Technologies Corp. (a)                          4,400              15
Interwoven, Inc. (a)                                       3,900              57
JDS Uniphase Corp. (a)                                    22,820             488
Juniper Networks, Inc. (a)                                 7,410             437
Lightbridge, Inc. (a)                                      2,900              39
Manugistics Group, Inc. (a)                                  700              24
MatrixOne, Inc. (a)                                        2,300              55
Maxim Integrated Products, Inc. (a)                       10,200             521
McDATA Corp. New                                           1,800              50
Mercury Interactive Corp. (a)                                900              60
Metalink, Ltd. New                                         1,900              18
Micromuse, Inc.                                            1,300              64
Micron Technology, Inc. (a)                               14,650             665
Microsoft Corp. (a)                                       39,900           2,703
Netegrity, Inc. (a)                                          900              36
Network Appliance, Inc. (a)                               12,100             275
Newport Corp.                                              1,200              45
Nortel Networks Corp.                                     15,280             234
OPNET Technologies, Inc. New                               3,000              52
Optimal Robotics Corp. New (a)                               900              29
Pivotal Corp. New (a)                                      1,900              48
PMC - Sierra, Inc. (a)                                       900              37
QUALCOMM, Inc. (a)                                        18,340           1,052
Sanchez Computer Associates, Inc. New                      4,100              47
Sanmina Corp. (a)                                          3,000              87
Siebel Systems, Inc. (a)                                  17,040             777
SONICblue, Inc. (a)                                        8,000              39
Sun Microsystems, Inc. (a)                                 5,000              86
SunGard Data Systems (a)                                   1,600              88
Synopsys, Inc. (a)                                           800              46
Take-Two Interactive Software, Inc.                        5,000              70
Texas Instruments, Inc.                                   13,480             522
THQ, Inc. (a)                                              1,500              57
Three-Five Systems, Inc. (a)                               1,900              30
UTStarcom, Inc. New                                        3,000              75
Varian Semiconductor Equipment
   Associates, Inc. (a)                                    1,300              59
Veritas Software Corp. (a)                                 5,680             339
Virage Logic Corp. New                                     4,100              49
Virata Corp. (a)                                           1,900              26
Xilinx, Inc. (a)                                          13,320             632
Yahoo!, Inc. (a)                                           5,500             111
                                                                          ------
                                                                          16,973
                                                                          ------

UTILITIES - 3.1%
Adelphia Business Solutions, Inc. (a)                      5,900              25
Calpine Corp. (a)                                          7,300             416
Charter Communications
   Holdings, Inc. (a)                                      2,500              54
Comcast Corp. Special Class A (a)                          2,400             105
Dynegy, Inc. Class A                                       1,700              98
Enron Corp.                                                2,800             176
McLeodUSA, Inc. (a)                                        5,000              44
Nokia Corp. - ADR                                          8,970             307
NRG Energy, Inc. (a)                                       3,000             107
Powerwave Technologies, Inc. (a)                           2,600              47
Sprint Corp. (PCS Group) (a)                               3,400              87
WorldCom, Inc. (a)                                         9,360             170
                                                                          ------
                                                                           1,636
                                                                          ------

TOTAL COMMON STOCKS
(cost $48,384)                                                            47,626
                                                                          ------

162 Select Growth Fund

SELECT GROWTH FUND

                                                      April 30, 2001 (Unaudited)

                                                PRINCIPAL                MARKET
                                                  AMOUNT                  VALUE
                                                  (000)                   (000)
                                                    $                       $
                                                ---------                ------
SHORT-TERM INVESTMENTS - 10.8%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                5,232                 5,232
United States Treasury Bills (b)(c)(d)
   4.400% due 06/21/01                                500                   497
                                                                         ------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,729)                                                             5,729
                                                                         ------

TOTAL INVESTMENTS - 101.1%
(identified cost $54,113)                                                53,355

OTHER ASSETS AND LIABILITIES,
NET - (1.1%)                                                               (603)
                                                                         ------
NET ASSETS - 100.0%                                                      52,752
                                                                         ======

                                                                   UNREALIZED
                                                NUMBER            APPRECIATION
                                                  OF             (DEPRECIATION)
FUTURES CONTRACTS                              CONTRACTS             (000)
                                               ---------         --------------
Nasdaq 100 Index
   expiration date 06/01                               8         $          22

S&P Barra Growth Index
   expiration date 06/01                              10                    35

S&P 500 Index
   expiration date 06/01                               7                   (32)
                                                                 -------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                           $          25
                                                                 =============

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 163

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $54,113)..................................  $  53,355
Receivables:
   Dividends.....................................................................         13
   Investments sold..............................................................        256
   Daily variation margin on futures contracts...................................         28
Prepaid expenses.................................................................         39
                                                                                   ---------
      Total assets...............................................................     53,691

LIABILITIES
Payables:
   Investments purchased...............................................  $    885
   Accrued fees to affiliates..........................................        19
   Other accrued expenses..............................................        35
                                                                         --------
      Total liabilities..........................................................        939
                                                                                   ---------
NET ASSETS.......................................................................  $  52,752
                                                                                   =========

NET ASSETS CONSIST OF:
Net operating loss...............................................................  $      (3)
Accumulated net realized gain (loss).............................................     (9,502)
Unrealized appreciation (depreciation) on:
   Investments...................................................................       (758)
   Futures contracts.............................................................         25
Shares of beneficial interest....................................................         64
Additional paid-in capital.......................................................     62,926
                                                                                   ---------
NET ASSETS.......................................................................  $  52,752
                                                                                   =========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,119,205 divided by 135,519 shares of $.01 par value
      shares of beneficial interest outstanding).................................  $    8.26
                                                                                   =========
   Class E ($1,488,528 divided by 180,010 shares of $.01 par value
      shares of beneficial interest outstanding).................................  $    8.27
                                                                                   =========
   Class I ($24,465,319 divided by 2,951,655 shares of $.01 par value
      shares of beneficial interest outstanding).................................  $    8.28
                                                                                   =========
   Class S ($25,678,938 divided by 3,103,186 shares of $.01 par value
      shares of beneficial interest outstanding).................................  $    8.27
                                                                                   =========

See accompanying notes which are an integral part of the financial statements.

164 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

                    For the Period January 31, 2001 (commencement of operations)
Amounts in thousands                               to April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends...................................................................................     $       47
   Dividends from Money Market Fund............................................................             86
   Interest....................................................................................              6
                                                                                                    ----------
      Total investment income..................................................................            139

EXPENSES
   Advisory fees....................................................................  $      96
   Administrative fees..............................................................          6
   Custodian fees...................................................................         22
   Distribution fees - Class C......................................................          2
   Transfer agent fees..............................................................         25
   Professional fees................................................................         14
   Registration fees................................................................         52
   Shareholder servicing fees - Class C.............................................          1
   Shareholder servicing fees - Class E.............................................          1
   Trustees' fees...................................................................          5
   Miscellaneous....................................................................         21
                                                                                      ---------
   Expenses before reductions.......................................................        245
   Expense reductions...............................................................       (103)
                                                                                      ---------
      Expenses, net............................................................................            142
                                                                                                    ----------
Net investment loss............................................................................             (3)
                                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................................     (8,721)
   Futures contracts................................................................       (781)        (9,502)
                                                                                      ---------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................................       (758)
   Futures contracts................................................................         25           (733)
                                                                                      ---------     ----------
Net realized and unrealized gain (loss)........................................................        (10,235)
                                                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..........................................     $  (10,238)
                                                                                                    ==========

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 165

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    JANUARY 31, 2001* TO
                                                                       APRIL 30, 2001
                                                                         (UNAUDITED)
                                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment loss.............................................      $       (3)
   Net realized gain (loss)........................................          (9,502)
   Net change in unrealized appreciation (depreciation)............            (733)
                                                                         ----------
      Net increase (decrease) in net assets from operations........         (10,238)
                                                                         ----------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...          62,990
                                                                         ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS........................          52,752

NET ASSETS
   Beginning of period.............................................              --
                                                                         ----------
   End of period (including accumulated distributions in excess of
      net investment income of $3 at April 30, 2001)...............      $   52,752
                                                                         ==========

*   Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

166 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         2001*
                                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $   10.00
                                                                      ---------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).................................       (.02)
   Net realized and unrealized gain (loss)..........................      (1.72)
                                                                      ---------
      Total income from operations..................................      (1.74)
                                                                      ---------
NET ASSET VALUE, END OF PERIOD......................................  $    8.26
                                                                      =========

TOTAL RETURN (%)(b).................................................     (17.40)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........................      1,119

   Ratios to average net assets (%)(c):
      Operating expenses, net.......................................       2.34
      Operating expenses, gross.....................................       3.18
      Net investment income (loss)..................................      (1.21)

   Portfolio turnover rate (%)......................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                         Select Growth Fund 167

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2001*
                                                                     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $   10.00
                                                                     ---------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)................................       (.01)
   Net realized and unrealized gain (loss).........................      (1.72)
                                                                     ---------
      Total income from operations.................................      (1.73)
                                                                     ---------
NET ASSET VALUE, END OF PERIOD.....................................  $    8.27
                                                                     =========

TOTAL RETURN (%)(b)................................................     (17.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................      1,489

   Ratios to average net assets (%)(c):
      Operating expenses, net......................................       1.60
      Operating expenses, gross....................................       2.44
      Net investment income (loss).................................       (.45)

   Portfolio turnover rate (%).....................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

168 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        2001*
                                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $   10.00
                                                                      ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)..................................         --
   Net realized and unrealized gain (loss)..........................      (1.71)
                                                                      ---------
      Total income from operations..................................      (1.71)
                                                                      ---------
NET ASSET VALUE, END OF PERIOD......................................  $    8.29
                                                                      =========

TOTAL RETURN (%)(b).................................................     (17.20)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........................     24,465

   Ratios to average net assets (%)(c):
      Operating expenses, net.......................................        .89
      Operating expenses, gross.....................................       1.73
      Net investment income (loss)..................................       (.24)

   Portfolio turnover rate (%)......................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          Select Growth Fund 169

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2001*
                                                                     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $   10.00
                                                                     ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a).................................         --
   Net realized and unrealized gain (loss).........................      (1.72)
                                                                     ---------
      Total income from operations.................................      (1.72)
                                                                     ---------
NET ASSET VALUE, END OF PERIOD.....................................  $    8.28
                                                                     =========

TOTAL RETURN (%)(b)................................................     (17.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................     25,679

   Ratios to average net assets (%)(c):
      Operating expenses, net......................................       1.35
      Operating expenses, gross....................................       2.19
      Net investment income (loss).................................       (.21)

   Portfolio turnover rate (%).....................................      68.01

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

170 Select Growth Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                          NUMBER           VALUE
                                                            OF             (000)
                                                          SHARES             $
                                                          ------          ------
COMMON STOCKS - 84.8%
AUTO AND TRANSPORTATION - 0.6%
Arkansas Best Corp. (a)                                    3,700              73
Canadian National Railway Co.                              2,500              99
Landstar Systems, Inc. (a)                                   800              52
Lear Corp.                                                 2,200              79
Newport News Shipbuilding, Inc.                              500              32
                                                                           -----
                                                                             335
                                                                           -----

CONSUMER DISCRETIONARY - 7.1%
AT&T Corp. - Liberty Media Group
   Class A (a)                                            21,900             350
Columbia Sportswear Co. (a)                                1,400              95
Disney (Walt) Co.                                          6,900             209
Extended Stay America, Inc. (a)                            4,700              74
Gannett Co., Inc.                                          3,200             207
Gap, Inc. (The)                                            3,200              89
Insight Communications Co., Inc.                           1,700              47
Kimberly-Clark Corp.                                      11,500             683
Maxwell Shoe Company, Inc.
   Class A (a)                                             4,300              65
McDonald's Corp.                                          14,900             410
Movado Group, Inc.                                         6,000              92
Omnicom Group, Inc.                                        1,100              97
Phillips-Van Heusen Corp.                                  4,700              71
Reebok International, Ltd. (a)                             3,900             100
Sears Roebuck & Co.                                        5,400             199
Skechers U.S.A., Inc. Class A (a)                          2,600              94
Tommy Hilfiger Corp. (a)                                   5,900              71
Tribune Co.                                                2,100              88
Ventiv Health, Inc.                                        3,000              40
Viacom, Inc. Class B (a)                                  13,484             702
Wet Seal, Inc. Class A (The) (a)                           2,500              69
                                                                           -----
                                                                           3,852
                                                                           -----

CONSUMER STAPLES - 3.6%
J.M. Smucker Co., (The)                                    6,600             173
Clorox Co. (The)                                           3,400             108
Diageo PLC - ADR                                           4,700             197
General Mills, Inc.                                        2,400              95
Kroger Co. (a)                                            10,700             242
PepsiCo, Inc.                                              3,600             158
Philip Morris Cos., Inc.                                   4,800             241
Procter & Gamble Co.                                       4,300             258
Quaker Oats Co. (The)                                      1,300             126
Safeway, Inc. (a)                                          3,800             206
Standard Commercial Corp.                                  8,000             117
                                                                           -----
                                                                           1,921
                                                                           -----

FINANCIAL SERVICES - 29.7%
Allstate Corp.                                             7,100             296
American General Corp.                                    11,800             515
American International Group, Inc.                         1,200              98
AON Corp.                                                 15,600             519
Astoria Financial Corp.                                    2,700             156
Bank of America Corp.                                      7,100             398
CBL & Associates Properties, Inc. (e)                      3,200              88
Chubb Corp. (The)                                          9,300             621
CIGNA Corp.                                                9,600           1,024
Citigroup, Inc.                                           15,100             742
Coastal Bancorp, Inc.                                      2,100              62
Cullen Frost Bankers, Inc.                                 2,300              74
Doral Financial Corp.                                      2,400              78
Equity Office Properties Trust (e)                         4,200             120
Equity Residential Properties Trust (e)                    3,400             178
Federal National Mortgage Association                      7,000             562
Fidelity National Financial, Inc.                          3,400              80
First Data Corp.                                           6,400             432
First Industrial Realty Trust, Inc. (e)                    2,600              80
FleetBoston Financial Corp.                               11,600             445
Freddie Mac                                               11,000             724
Gallagher (Arthur J.) & Co.                                6,900             174
Hartford Financial Services
   Group, Inc. (The)                                      17,700           1,099
Household International, Inc.                              9,700             621
Innkeepers USA Trust                                       8,700              99
J.P. Morgan Chase & Co.                                    9,800             470
Jefferson-Pilot Corp.                                      4,500             210
John Hancock Financial Services, Inc.                      4,500             167
Kilroy Realty Corp. (e)                                    1,700              45
Mack-Cali Realty Corp. (e)                                 3,100              83
Mellon Financial Corp.                                    12,700             520
Merrill Lynch & Co., Inc.                                  1,400              86
Metris Companies, Inc.                                     3,200              96
MONY Group, Inc. (The)                                     2,000              70
Morgan Stanley Dean Witter & Co.                          12,600             791
PNC Bank Corp.                                            13,400             872
Providian Financial Corp.                                 10,700             570
Radian Group, Inc.                                         1,300             101
Raymond James Financial, Inc.                              2,000              61
RenaissanceRe Holdings, Ltd.                               1,600             102
Republic Bancorp, Inc.                                     5,100              68
SAFECO Corp.                                               6,300             168
Security Capital Group, Inc.
   Class B (a)                                             4,000              83
SouthTrust Corp.                                           2,500             119
Sovereign Bancorp, Inc.                                   10,600             112

                                                           Select Value Fund 171

SELECT VALUE FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------         ------
St. Paul Cos., Inc.                                       11,100            501
Stewart Information Services Corp.                         4,200             71
SunTrust Banks, Inc.                                       5,600            355
Triad Guaranty, Inc. (a)                                   1,200             42
U.S. Bancorp                                               4,681             99
USA Education, Inc.                                        7,000            498
Wells Fargo Co.                                            5,600            263
Whitney Holding Corp.                                      2,100             84
                                                                         ------
                                                                         15,992
                                                                         ------

HEALTH CARE - 7.5%
Abbott Laboratories                                        3,900            181
AdvancePCS                                                 1,600             92
American Home Products Corp.                               4,700            271
Becton, Dickinson & Co.                                    6,100            197
Bergen Brunswig Corp. Class A                              6,300            115
Biogen, Inc. (a)                                           9,300            601
Boston Scientific Corp. (a)                               26,900            427
Guidant Corp. (a)                                          4,200            172
HCA-The Healthcare Co.                                    17,900            693
Johnson & Johnson                                            700             68
LifePoint Hospitals, Inc. (a)                              1,300             45
Lilly (Eli) & Co.                                          2,300            196
Novartis AG - ADR                                          7,600            298
PacifiCare Health Systems, Inc. (a)                        2,300             81
Pharmaceutical Product
   Development, Inc. (a)                                     500             30
Pharmacia Corp.                                            2,600            136
Professional Detailing, Inc. (a)                             400             29
RehabCare Group, Inc. (a)                                  1,800             68
Rightchoice Managed Care, Inc. (a)                         2,900            118
Schering-Plough Corp.                                      5,900            227
                                                                         ------
                                                                          4,045
                                                                         ------

INTEGRATED OILS - 4.3%
Chevron Corp.                                                500             48
El Paso Corp.                                              7,300            502
Exxon Mobil Corp.                                          8,000            709
Occidental Petroleum Corp.                                 4,300            130
Phillips Petroleum Co.                                     8,800            524
Royal Dutch Petroleum Co.                                  1,500             89
Texaco, Inc.                                               1,500            108
Unocal Corp.                                               5,100            196
                                                                         ------
                                                                          2,306
                                                                         ------

MATERIALS AND PROCESSING - 6.8%
Agrium, Inc.                                               5,400             62
Air Products & Chemicals, Inc.                             6,900            297
AKZO Nobel - ADR                                           4,900            205
Alcoa, Inc.                                               10,700            443
Archer-Daniels-Midland Co.                                 5,600             67
Dow Chemical Co.                                          13,500            452
International Paper Co.                                    9,300            364
Lone Star Technologies, Inc. (a)                           1,100             58
Masco Corp.                                               11,800            271
Precision Castparts Corp.                                  1,500             56
Rohm & Haas Co.                                            6,700            230
Syngenta AG - ADR                                         15,000            152
Tyco International, Ltd.                                  11,200            598
Weyerhaeuser Co.                                           7,000            395
                                                                         ------
                                                                          3,650
                                                                         ------

OTHER ENERGY - 3.0%
Apache Corp.                                               1,400             90
Arch Coal, Inc.                                            2,100             65
Cooper Cameron Corp. (a)                                     800             50
Devon Energy Corp.                                         4,500            266
Global Marine, Inc. (a)                                    2,700             78
GulfMark Offshore, Inc. (a)                                2,300             83
Halliburton Co.                                            8,000            346
Noble Drilling Corp. (a)                                   3,100            150
Parker Drilling Co. (a)                                    9,600             60
Schlumberger, Ltd.                                         2,800            186
Stone Energy Corp. (a)                                     1,072             53
Tidewater, Inc.                                            1,100             52
Transocean Sedco Forex, Inc.                                 800             43
Valero Energy Corp.                                        1,500             71
                                                                         ------
                                                                          1,593
                                                                         ------

PRODUCER DURABLES - 7.3%
Alstom - ADR New (a)                                       3,380            100
Boeing Co. (The)                                          12,500            773
Caterpillar, Inc.                                          3,000            151
Deere & Co.                                               13,700            563
Doncasters PLC - ADR (a)                                   4,000            109
General Dynamics Corp.                                     3,900            301
Grainger (W.W.), Inc.                                      3,500            136
KB HOME                                                    3,900            118
Kulicke & Soffa Industries, Inc. (a)                       3,500             59
Ladish Co., Inc. (a)                                       3,900             42
Lockheed Martin Corp.                                     12,200            428
LTX Corp. (a)                                              1,500             40
Raytheon Co. Class B                                      12,800            377
United Technologies Corp.                                  4,200            327
Waste Management, Inc.                                    17,600            430
                                                                         ------
                                                                          3,954
                                                                         ------

TECHNOLOGY - 5.9%
Aeroflex, Inc. (a)                                         3,900             58
Autodesk, Inc.                                               900             31
BEI Technologies, Inc.                                     4,100            103
Bel Fuse, Inc. Class A (a)                                   500             13

172 Select Value Fund

SELECT VALUE FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                          NUMBER          VALUE
                                                            OF            (000)
                                                          SHARES            $
                                                          ------         ------
Coherent, Inc. (a)                                           900             36
COMPAQ Computer Corp.                                     28,500            499
Electronic Data Systems Corp.                              9,800            632
Forrester Research, Inc. (a)                               1,400             32
General Motors Corp. Class H (a)                          10,800            230
Illuminet Holdings, Inc. (a)                               3,400            102
Informix Corp. (a)                                         5,300             27
Integrated Silicon Solution, Inc. (a)                      3,500             52
Intel Corp.                                                5,100            158
International Business Machines Corp.                      4,600            530
IONA Technologies PLC                                      1,500             65
KEMET Corp. (a)                                            1,300             27
Microsoft Corp. (a)                                        3,600            244
Motorola, Inc.                                             5,800             90
Read-Rite Corp. (a)                                        7,100             39
ROHN Industries, Inc. (a)                                 17,700             77
Structural Dynamics Research Corp.                         1,400             23
Universal Electronics, Inc. (a)                            3,500             66
Williams Communications
   Group, Inc. New (a)                                    10,609             47
                                                                         ------
                                                                          3,181
                                                                         ------

UTILITIES - 9.0%
AGL Resources, Inc.                                        5,400            123
Cascade Natural Gas Corp.                                  6,000            120
Comcast Corp. Special Class A (a)                          4,600            202
Cox Communications, Inc. Class A (a)                       2,000             91
Dominion Resources, Inc.                                   2,800            192
Exelon Corp. (a)                                           4,200            290
FPL Group, Inc.                                            2,100            126
Idacorp, Inc.                                              3,100            119
MDU Resources Group, Inc.                                  2,000             80
National Fuel Gas Co.                                      4,500            253
NICOR, Inc.                                                3,700            145
NiSource, Inc.                                             7,000            208
NSTAR                                                      5,400            218
Pinnacle West Capital Corp.                                3,900            196
Public Service Enterprise Group, Inc.                      2,000             93
Quanta Services, Inc.                                      3,000             77
Qwest Communications
   International, Inc. (a)                                 4,600            188
SBC Communications, Inc.                                  11,100            458
Sprint Corp. (Fon Group)                                  11,200            239
Verizon Communications, Inc.                              14,600            804
WGL Holdings, Inc. (a)                                     3,500            100
Williams Cos. (The)                                       12,900            545
                                                                         ------
                                                                          4,867
                                                                         ------

TOTAL COMMON STOCKS
(cost $45,646)                                                           45,696
                                                                         ------

                                                        PRINCIPAL        MARKET
                                                          AMOUNT          VALUE
                                                          (000)           (000)
                                                            $               $
                                                        ---------        ------
SHORT-TERM INVESTMENTS - 14.9%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (b)                                      7,536           7,536
United States Treasury Bills
   4.440% due 06/21/01 (b)(c)(d)                            500             497
                                                                         ------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,033)                                                             8,033
                                                                         ------

TOTAL INVESTMENTS - 99.7%
(identified cost $53,679)                                                53,729

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  146
                                                                         ------
NET ASSETS - 100.0%                                                      53,875
                                                                         ======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity from date of acquisition.
(e)  Real Estate Investment Trust (REIT).

Abbreviations:
ADR - American Depositary Receipt

                                                                   UNREALIZED
                                                  NUMBER          APPRECIATION
                                                    OF           (DEPRECIATION)
FUTURES CONTRACTS                               CONTRACTS             (000)
                                                ---------        --------------
S&P 500 Barra Value Index
   expiration date 06/01                            14                $  66

S&P 500 Index
   expiration date 06/01                            18                   68
                                                                      -----

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                $ 134
                                                                      =====

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 173

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at market (identified cost $53,679)................................  $  53,728
Receivables:
   Dividends...................................................................        163
   Investments sold............................................................        732
   Fund shares sold............................................................        104
Prepaid expenses...............................................................         42
                                                                                 ---------
      Total assets.............................................................     54,769

LIABILITIES
Payables:
   Investments purchased..........................................  $       808
   Accrued fees to affiliates.....................................           21
   Other accrued expenses.........................................           31
   Daily variation margin on futures contracts....................           34
                                                                    -----------
      Total liabilities........................................................        894
                                                                                 ---------
NET ASSETS.....................................................................  $  53,875
                                                                                 =========

NET ASSETS CONSIST OF:
Undistributed net investment income............................................  $      21
Accumulated net realized gain (loss)...........................................     (1,618)
Unrealized appreciation (depreciation) on:
   Investments.................................................................         49
   Futures contracts...........................................................        134
Shares of beneficial interest..................................................         56
Additional paid-in capital.....................................................     55,233
                                                                                 ---------
NET ASSETS.....................................................................  $  53,875
                                                                                 =========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,226,041 divided by 126,775 shares of $.01 par value
      shares of beneficial interest outstanding)...............................  $    9.67
                                                                                 =========
   Class E ($1,456,206 divided by 150,388 shares of $.01 par value
      shares of beneficial interest outstanding)...............................  $    9.68
                                                                                 =========
   Class I ($24,072,410 divided by 2,481,672 shares of $.01 par value
      shares of beneficial interest outstanding)...............................  $    9.70
                                                                                 =========
   Class S ($27,120,006 divided by 2,799,197 shares of $.01 par value
      shares of beneficial interest outstanding)...............................  $    9.69
                                                                                 =========

See accompanying notes which are an integral part of the financial statements.

174 Select Value Fund

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousands               For the Period January 31, 2001 (commencement of operations)
                                                                  to April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Dividends..........................................................................   $     180
   Dividends from Money Market Fund...................................................         108
   Interest...........................................................................           6
                                                                                         ---------
      Total investment income.........................................................         294

EXPENSES
   Advisory fees............................................................  $     84
   Administrative fees......................................................         6
   Custodian fees...........................................................        15
   Distribution fees - Class C..............................................         2
   Transfer agent fees......................................................        28
   Professional fees........................................................        14
   Registration fees........................................................        50
   Shareholder servicing fees - Class C.....................................         1
   Shareholder servicing fees - Class E.....................................         1
   Trustees' fees...........................................................         5
   Miscellaneous............................................................        19
                                                                              --------
   Expenses before reductions...............................................       225
   Expense reductions.......................................................       (91)
                                                                              --------
      Expenses, net...................................................................         134
                                                                                         ---------
Net investment income.................................................................         160
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................................    (1,190)
   Futures contracts........................................................      (428)     (1,618)
                                                                              --------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................................        49
   Futures contracts........................................................       134         183
                                                                              --------   ---------
Net realized and unrealized gain (loss)...............................................      (1,435)
                                                                                         ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................................   $  (1,275)
                                                                                         =========

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 175

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                   JANUARY 31, 2001* TO
                                                                      APRIL 30, 2001
                                                                        (UNAUDITED)
                                                                   --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................   $      160
   Net realized gain (loss).........................................       (1,618)
   Net change in unrealized appreciation (depreciation).............          183
                                                                       ----------
      Net increase (decrease) in net assets from operations.........       (1,275)
                                                                       ----------

DISTRIBUTIONS
   From net investment income
      Class C.......................................................           (3)
      Class E.......................................................          (68)
      Class I.......................................................           (2)
      Class S.......................................................          (66)
                                                                       ----------
         Net decrease in net assets from distributions..............         (139)
                                                                       ----------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....       55,289
                                                                       ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................       53,875

NET ASSETS
   Beginning of period..............................................          --
                                                                       ----------
   End of period (including undistributed net investment income of
      $21 at April 30, 2001)........................................   $   53,875
                                                                       ==========

*   Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

176 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                          2001*
                                                                        -------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $ 10.00
                                                                        -------

INCOME FROM OPERATIONS
   Net investment income (a).......................................          --
   Net realized and unrealized gain (loss).........................        (.32)
                                                                        -------
      Total income from operations.................................        (.32)
                                                                        -------

DISTRIBUTIONS
   From net investment income......................................        (.01)
                                                                        -------
NET ASSET VALUE, END OF PERIOD.....................................     $  9.67
                                                                        =======

TOTAL RETURN (%)(b)................................................       (3.14)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................       1,226

   Ratios to average net assets (%)(c):
      Operating expenses, net......................................        2.27
      Operating expenses, gross....................................        3.01
      Net investment income........................................          12

   Portfolio turnover rate (%).....................................       25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                          Select Value Fund 177

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                       2001*
                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $  10.00
                                                                     --------

INCOME FROM OPERATIONS
   Net investment income (a).......................................       .02
   Net realized and unrealized gain (loss).........................      (.32)
                                                                     --------
      Total income from operations.................................      (.30)
                                                                     --------

DISTRIBUTIONS
   From net investment income......................................      (.02)
                                                                     --------
NET ASSET VALUE, END OF PERIOD.....................................  $   9.68
                                                                     ========

TOTAL RETURN (%)(b)................................................     (2.96)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........................     1,456

   Ratios to average net assets (%)(c):
      Operating expenses, net......................................      1.58
      Operating expenses, gross....................................      2.32
      Net investment income........................................       .84

   Portfolio turnover rate (%).....................................     25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

178 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                   2001*
                                                                                 ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................  $   10.00
                                                                                 ---------
INCOME FROM OPERATIONS
   Net investment income (a)...................................................        .04
   Net realized and unrealized gain (loss).....................................       (.31)
                                                                                 ---------
      Total income from operations.............................................       (.27)
                                                                                 ---------

DISTRIBUTIONS
   From net investment income..................................................       (.03)
                                                                                 ---------
NET ASSET VALUE, END OF PERIOD.................................................  $    9.70
                                                                                 =========

TOTAL RETURN (%)(b)............................................................      (2.70)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....................................     24,073

   Ratios to average net assets (%)(c):
      Operating expenses, net..................................................        .79
      Operating expenses, gross................................................       1.53
      Net investment income....................................................       1.62

   Portfolio turnover rate (%).................................................      25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

                                                           Select Value Fund 179

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         2001*
                                                                      ----------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $   10.00
                                                                      ---------
INCOME FROM OPERATIONS
   Net investment income (a)........................................        .02
   Net realized and unrealized gain (loss)..........................       (.30)
                                                                      ---------

      Total income from operations..................................       (.28)
                                                                      ---------

DISTRIBUTIONS
   From net investment income.......................................       (.03)
                                                                      ---------

NET ASSET VALUE, END OF PERIOD......................................  $    9.69
                                                                      =========

TOTAL RETURN (%)(b).................................................      (2.82)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........................     27,120

   Ratios to average net assets (%)(c):
      Operating expenses, net.......................................       1.30
      Operating expenses, gross.....................................       2.04
      Net investment income.........................................       1.10

   Portfolio turnover rate (%)......................................      25.77

* For the period January 31, 2001 (commencement of operations) to April 30, 2001 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

180 Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year end from December 31 to October 31.

   On February 26, 1999, the Fixed Income II Fund acquired all the net assets of the Volatility Constrained Bond Fund pursuant to a plan of reorganization approved by the Volatility Constrained Bond Fund shareholders. The acquisition was accomplished by a tax-free exchange of 8,934,738 shares of the Fixed Income II Fund (valued at $163,684,403) for the 8,932,673 shares of the Volatility Constrained Bond Fund on February 26, 1999. The Volatility Constrained Bond Fund's net assets of $163,684,403, including $495,215 of unrealized depreciation, were combined with those of the Fixed Income II Fund which changed its name to Short Term Bond Fund. The aggregate net assets of the Fixed Income II Fund and the Volatility Constrained Bond Fund immediately before the acquisition were $320,538,146 and $163,684,403, respectively.

   In addition, the Short Term Bond Fund made a reclassification among certain of its capital accounts to reflect the acquisition of the Volatility Constrained Bond Fund, without impacting its net asset value. The following reclassification has been made for the year ended December 31, 2000:

                                 UNDISTRIBUTED NET         ACCUMULATED NET            ADDITIONAL
                                 INVESTMENT INCOME       REALIZED GAIN (LOSS)       PAID-IN CAPITAL
                                -------------------      --------------------       ---------------
   Short Term Bond Fund         $            42,226      $        (9,588,387)       $     9,546,161

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

                                               Notes to Financial Statements 181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   At October 31, 2000, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                      10/31/01           10/31/02           10/31/03          10/31/04
                                  ---------------   ----------------   ----------------   ----------------
   Equity III                     $             -   $              -   $              -   $              -
   Fixed Income I                               -                  -                  -                  -
   Fixed Income III                             -                  -                  -                  -
   Emerging Markets                             -                  -          2,887,175            348,806
   Real Estate Securities                       -                  -                  -                  -
   Short Term Bond                      4,813,748          5,161,817          2,834,049          1,947,924
                                      10/31/05           10/31/06           10/31/07          10/31/08            TOTALS
                                  ---------------   ----------------   ----------------   ----------------   --------------
   Equity III                     $             -   $              -   $              -   $     11,660,332   $   11,660,332
   Fixed Income I                               -                  -         13,186,769         12,037,900       25,224,669
   Fixed Income III                             -                  -         12,312,539          7,345,284       19,657,823
   Emerging Markets                             -         56,335,865         30,325,300          6,323,823       96,220,969
   Real Estate Securities                       -          2,695,613         22,984,087          10,831,36       36,511,061
   Short Term Bond                        574,853             51,911          3,481,990          2,691,693       21,557,985*

   * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund (See Note 1) and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001 are as follows:

                                                                                                     NET
                                                          GROSS               GROSS             UNREALIZED
                                      FEDERAL TAX       UNREALIZED          UNREALIZED         APPRECIATION
                                         COST          APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                                  ----------------   ----------------   -----------------   -----------------
   Equity I                       $    948,309,254   $   371,443,869    $    (87,026,602)   $    284,417,267
   Equity II                           680,857,812       178,258,664         (33,961,766)        144,296,898
   Equity III                           87,760,365        23,870,646          (4,870,821)         18,999,825
   Equity Q                          1,107,192,608       397,042,728        (101,990,943)        295,051,785
   International                     1,189,983,362       300,008,743        (184,658,493)        115,350,250
   Fixed Income I                    1,611,272,333        17,319,367          (8,560,732)          8,758,635
   Fixed Income III                    587,041,969         1,913,494          (2,346,859)           (433,365)
   Emerging Markets                    342,016,061         8,151,938         (21,418,749)        (13,266,811)
   Real Estate Securities              565,373,544       106,298,903            (573,521)        105,725,382
   Short Term Bond                     428,546,769         7,618,524          (2,422,866)          5,195,658
   Select Growth                        54,113,541        28,567,156         (29,325,528)           (758,372)
   Select Value                         53,679,382           225,383            (176,139)             49,244

182 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Fund, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes based on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

                                               Notes to Financial Statements 183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2001, are presented on the Statement of Net Assets for the applicable Funds.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

184 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended April 30, 2001, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES             SALES
                                           ----------------     ----------------
   Equity I                                $  1,040,996,950     $  1,158,025,098
   Equity II                                    407,084,826          430,434,533
   Equity III                                    74,577,520           97,194,475
   Equity Q                                     702,434,663          597,305,681
   International                                820,371,614          665,086,417
   Fixed Income I                               500,171,214          413,512,326
   Fixed Income III                        $    110,417,774     $    127,827,524
   Emerging Markets                             133,830,274          142,345,819
   Real Estate Securities                       107,923,677          166,373,755
   Short Term Bond                              171,023,158          242,043,275
   Select Growth                                 89,496,355           32,390,635
   Select Value                                  58,611,323           11,774,539

   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES             SALES
                                           ----------------     ----------------
   Short Term Bond                         $    483,882,881     $    431,528,563
   Fixed Income I                             1,516,800,688          539,521,608
   Fixed Income III                           1,177,725,575        1,225,895,892

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2001 were as follows:

                                                         FIXED INCOME I                            FIXED INCOME III
                                             ---------------------------------------      ----------------------------------------
                                             NOTIONAL VALUE (1)         PREMIUMS          NOTIONAL VALUE (1)          PREMIUMS
                                                   (000)                RECEIVED                (000)                 RECEIVED
                                             ------------------    -----------------      ------------------    ------------------
   Outstanding October 31, 2000              $           45,500    $        267,670       $           40,093    $          245,710
   Opened                                                81,115             154,886                   33,369               296,473
   Closed                                               (43,430)           (184,300)                 (40,970)             (175,166)
   Exercised                                                 --                  --                       --                    --
   Expired                                              (23,916)           (166,491)                 (26,273)             (225,417)
                                             ------------------    ----------------       ------------------    ------------------
   Outstanding April 30, 2001                $           59,269    $         71,765       $            6,219    $          141,600
                                             ==================    ================       ==================    ==================

   (1) Each $100,000 notional value represents 1 contract.

   SECURITIES LENDING: Certain Funds lend their securities to approved brokers to earn additional income. Each Fund receives as collateral cash valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in short-term money market instruments or affiliated money market funds by the Funds' lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return these securities. As of April 30, 2001, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                            VALUE OF              VALUE OF
                                      SECURITIES ON LOAN         COLLATERAL
                                      ------------------      ------------------
   Equity I                           $       42,720,392      $       44,349,394
   Equity II                                  84,686,312              86,963,492
   Equity III                         $          731,559      $          749,211
   Equity Q                                   49,825,559              51,947,443

                                               Notes to Financial Statements 185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2001, $671,883,000 of the Money Market Fund's net assets represents investments by these Funds and $377,557,000 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $22,320,025 and $1,803,389, respectively, for the period ended April 30, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund thereby eliminating any duplication of fees.

                                                            ANNUAL RATE
                                                   -----------------------------
                                                     ADVISOR       ADMINISTRATOR
                                                   ------------    -------------
   Equity I                                            0.55%             0.05%
   Equity II                                           0.70              0.05
   Equity III                                          0.55              0.05
   Equity Q                                            0.55              0.05
   International                                       0.70              0.05
   Fixed Income I                                      0.25              0.05
   Fixed Income III                                    0.50%             0.05%
   Emerging Markets                                    1.15              0.05
   Real Estate Securities                              0.80              0.05
   Short Term Bond                                     0.45              0.05
   Select Growth                                       0.80              0.05
   Select Value                                        0.70              0.05

   The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $296,988.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extend that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2001 was $102,608.

   Effective December 7, 2000 the Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extend that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended april 30, 2001 was $89,951.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five Fund of Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   The total amount of the reimbursement for the Underlying Funds for the period ended April 30, 2001 was:

                                               AMOUNT
              UNDERLYING FUND                   PAID
   --------------------------------------     -------
   Short-Term Bond                            $80,584

186 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2001, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Equity I                                                         $     4,656
   Equity II                                                              7,556
   Equity III                                                               178
   Equity Q                                                               2,103
   International                                                          9,012
   Fixed Income I                                                        44,574
   Fixed Income III                                                 $    19,829
   Emerging Markets                                                       8,685
   Real Estate Securities                                                 2,545
   Short Term Bond                                                       17,743
   Select Growth                                                            431
   Select Value                                                             578

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. The amounts of this fee for the period ended April 30, 2001 were $80,760.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the period ended April 30, 2001 were $2,898,131. In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of the Fund by one basis point or more. There were no transfer agent Fees waived for the period ended April 30, 2001.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2001 were as follows:

              UNDERLYING FUND                  AMOUNT
   --------------------------------------     --------
   Equity I                                   $ 64,968
   Equity II                                    61,340
   Equity III                                   11,772
   Equity Q                                     62,410
   International                               395,064
   Emerging Markets                           $ 76,246
   Real Estate Securities                       28,754
   Select Growth                                15,964
   Select Value                                  7,012

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended April 30, 2001 were $78,331, and were allocated to each Fund where appropriate, on a pro rata basis.

                                               Notes to Financial Statements 187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

5. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2001, the ten months ended October 31, 2000, and the year ended December 31, 1999 were as follows:

                                                                      SHARES                               DOLLARS (000)
                                                     ---------------------------------------  ------------------------------------
                                                         2001          2000         1999          2001         2000        1999
                                                     -----------   -----------   -----------  ----------   ----------   ----------
EQUITY I
   CLASS E (a)
   Proceeds from shares sold                             363,931       292,724     1,354,362  $   11,223   $   10,564   $   51,240
   Proceeds from reinvestment of distributions            14,290        28,057       115,629         449          959        4,159
   Payments for shares redeemed                         (281,398)     (408,715)     (155,939)     (8,792)     (14,560)      (5,805)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                96,823       (87,934)    1,314,052       2,880       (3,037)      49,594
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           5,873,770     9,605,512    14,156,753     182,228      341,223      524,846
   Proceeds from reinvestment of distributions           497,513       922,166     4,034,855      15,567       31,556      145,015
   Payments for shares redeemed                      (10,151,185)  (12,744,159)  (13,888,434)   (315,343)    (456,221)    (518,304)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                            (3,779,902)   (2,216,481)    4,303,174    (117,548)     (83,442)     151,557
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (b)
   Proceeds from shares sold                             645,751     1,235,053            --      20,499       45,543           --
   Proceeds from reinvestment of distributions            16,394         5,910            --         504          212           --
   Payments for shares redeemed                          (59,198)     (187,340)           --      (1,775)      (6,840)          --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                               602,947     1,053,623            --      19,228       38,915           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (3,080,132)   (1,250,792)    5,617,226  $  (95,440)  $  (47,564)  $  201,151
                                                     ===========   ===========   ===========  ==========   ==========   ==========

EQUITY II
   CLASS E (a)
   Proceeds from shares sold                             306,557       300,361     1,114,666  $    9,996   $   11,258   $   35,655
   Proceeds from reinvestment of distributions           137,660        17,907        42,280       4,283          654        1,407
   Payments for shares redeemed                         (231,161)     (330,935)     (218,128)     (7,645)     (12,420)      (7,131)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                               213,056       (12,667)      938,818       6,634         (508)      29,931
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           3,510,963     4,981,555     8,372,629     115,050      186,942      260,038
   Proceeds from reinvestment of distributions         2,825,149       398,533     1,054,369      87,862       14,595       34,320
   Payments for shares redeemed                       (4,947,359)   (6,397,360)   (5,608,745)   (160,355)    (243,582)    (177,851)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                             1,388,753    (1,017,272)    3,818,253      42,557      (42,045)     116,507
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (b)
   Proceeds from shares sold                           1,368,924     1,304,621            --      43,211       50,609           --
   Proceeds from reinvestment of distributions           204,656         3,437            --       6,367          132           --
   Payments for shares redeemed                          (15,087)       (1,366)           --        (481)         (50)          --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                             1,558,493     1,306,692            --      49,097       50,691           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                       3,160,302       276,753     4,757,071  $   98,288   $    8,138   $  146,438
                                                     ===========   ===========   ===========  ==========   ==========   ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.
(c) Share transactions for Class C are for the period January 27,1999 (commencement of sale) to December 31, 1999.

188 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                      SHARES                               DOLLARS (000)
                                                     ---------------------------------------  ------------------------------------
                                                         2001          2000         1999          2001         2000        1999
                                                     -----------   -----------   -----------  ----------   ----------   ----------
EQUITY III
   CLASS E (a)
   Proceeds from shares sold                              12,082        50,554       337,230  $      308   $    1,226   $    9,867
   Proceeds from reinvestment of distributions               973         2,224        22,539          24           56          577
   Payments for shares redeemed                          (22,656)     (115,186)      (56,941)       (560)      (2,795)      (1,592)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                (9,601)      (62,408)      302,828        (228)      (1,513)       8,852
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           1,227,451     1,725,589     1,957,585      31,514       41,982       55,751
   Proceeds from reinvestment of distributions            19,937        41,095       577,930         494        1,031       15,142
   Payments for shares redeemed                       (2,155,719)   (3,283,293)   (3,331,811)    (54,725)     (80,591)     (94,786)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                        (908,331)   (1,516,609)     (796,296)    (22,717)     (37,578)     (23,893)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                        (917,932)   (1,579,017)     (493,468) $  (22,945)  $  (39,091)  $  (15,041)
                                                     ===========   ===========   ===========  ==========   ==========   ==========
EQUITY Q
   CLASS E (a)
   Proceeds from shares sold                             282,717       325,867       891,875  $    9,876   $   13,267   $   38,092
   Proceeds from reinvestment of distributions            21,467        18,406       101,824         769          702        4,077
   Payments for shares redeemed                         (125,688)     (464,372)     (254,253)     (4,424)     (18,889)     (10,726)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                               178,496      (120,099)      739,446       6,221       (4,920)      31,443
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           5,819,923     8,964,765     9,489,238     206,448      363,852      402,156
   Proceeds from reinvestment of distributions         1,128,743       740,589     4,403,495      40,366       28,430      176,157
   Payments for shares redeemed                       (6,813,435)   (9,208,522)  (10,314,554)   (244,489)    (377,361)    (437,835)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                         135,231       496,832     3,578,179       2,325       14,921      140,478
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (b)
   Proceeds from shares sold                           5,645,166     1,112,199            --     192,111       46,997           --
   Proceeds from reinvestment of distributions            39,841         5,356            --       1,394          221           --
   Payments for shares redeemed                         (465,824)     (163,724)           --     (16,549)      (6,824)          --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                             5,219,183       953,831            --     176,956       40,394           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                       5,532,910     1,330,564     4,317,625  $  185,502   $   50,395   $  171,921
                                                     ===========   ===========   ===========  ==========   ==========   ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.

                                               Notes to Financial Statements 189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                      SHARES                               DOLLARS (000)
                                                     ---------------------------------------  ------------------------------------
                                                         2001          2000         1999          2001         2000        1999
                                                     -----------   -----------   -----------  ----------   ----------   ----------
INTERNATIONAL
   CLASS E (a)
   Proceeds from shares sold                             159,608       178,343       799,750  $    5,727   $    7,646   $   31,654
   Proceeds from reinvestment of distributions            30,084        18,560        29,732       1,107          818        1,314
   Payments for shares redeemed                         (143,602)     (193,483)     (175,179)     (5,266)      (8,483)      (7,644)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                46,090         3,420       654,303       1,568          (19)      25,324
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           4,801,386     7,484,295     8,507,370     174,893      323,366      342,619
   Proceeds from reinvestment of distributions         1,343,620       807,189     1,496,665      49,418       35,605       64,808
   Payments for shares redeemed                       (8,269,031)   (7,478,950)   (9,584,595)   (304,325)    (326,652)    (389,449)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                            (2,124,025)      812,534       419,440     (80,014)      32,319       17,978
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (b)
   Proceeds from shares sold                           9,112,482     2,117,122            --     303,165       93,469           --
   Proceeds from reinvestment of distributions           110,072            --            --       4,050           --           --
   Payments for shares redeemed                           (2,540)     (145,771)           --         (85)      (6,200)          --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                             9,220,014     1,971,351            --     307,130       87,269           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                       7,142,079     2,787,305     1,073,743  $  228,684   $  119,569   $   43,302
                                                     ===========   ===========   ===========  ==========   ==========   ==========
EMERGING MARKETS
   CLASS C (c)
   Proceeds from shares sold                              66,379       140,959       147,290  $      583   $    1,606   $    1,466
   Proceeds from reinvestment of distributions                --           228            45          --            3           --
   Payments for shares redeemed                          (17,815)      (28,302)      (16,617)       (153)        (319)        (167)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                48,564       112,885       130,718         430        1,290        1,299
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS E
   Proceeds from shares sold                             260,901       288,875       852,482       2,269        3,222        8,575
   Proceeds from reinvestment of distributions                --         1,435         1,091          --           19           13
   Payments for shares redeemed                         (102,582)     (103,971)     (353,467)       (892)      (1,246)      (3,674)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                               158,319       186,339       500,106       1,377        1,995        4,914
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS S
   Proceeds from shares sold                           8,802,355    13,110,992    14,900,682      77,381      150,574      140,982
   Proceeds from reinvestment of distributions                81       131,179       281,096          --        1,688        2,639
   Payments for shares redeemed                       (9,770,379)   (8,818,705)  (15,483,258)    (85,501)    (100,976)    (152,294)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                              (967,943)    4,423,466      (301,480)     (8,120)      51,286       (8,673)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                        (761,060)    4,722,690       329,344  $   (6,313)      54,571   $   (2,460)
                                                     ===========   ===========   ===========  ==========   ==========   ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.
(c) Share transactions for Class C are for the period January 27,1999 (commencement of sale) to December 31, 1999.

190 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                      SHARES                               DOLLARS (000)
                                                     ---------------------------------------  ------------------------------------
                                                         2001          2000         1999          2001         2000        1999
                                                     -----------   -----------   -----------  ----------   ----------   ----------
REAL ESTATE SECURITIES
   CLASS C (a)
   Proceeds from shares sold                              46,822        64,749        84,921  $    1,275   $    1,594   $    2,034
   Proceeds from reinvestment of distributions             2,855         3,034         2,678          77           76           59
   Payments for shares redeemed                          (19,403)      (14,954)       (9,550)       (533)        (367)        (227)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                30,274        52,829        78,049         819        1,303        1,866
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS E
   Proceeds from shares sold                              92,426       142,796       378,070       2,518        3,584        9,451
   Proceeds from reinvestment of distributions             7,321         9,694        13,837         199          243          312
   Payments for shares redeemed                          (77,680)     (117,101)     (113,177)     (2,121)      (2,906)      (2,588)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                          22,067        35,389       278,730         596          921        7,175
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS S
   Proceeds from shares sold                           2,466,412     6,443,988    10,307,873      67,576      156,960      247,786
   Proceeds from reinvestment of distributions           461,453       687,466     1,500,692      12,597       17,315       34,444
   Payments for shares redeemed                       (5,067,193)   (7,381,200)   (9,610,223)   (139,326)    (183,340)    (227,746)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (2,139,328)     (249,746)    2,198,342     (59,153)      (9,065)      54,484
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (2,086,987)     (161,528)    2,555,121  $  (57,738)  $   (6,841)  $   63,525
                                                     ===========   ===========   ===========  ==========   ==========   ==========
SHORT TERM BOND
   CLASS C (b)
   Proceeds from shares sold                              36,494        22,477       104,488  $      673   $      408   $    1,907
   Proceeds from reinvestment of distributions               698         1,599         1,225          13           29           22
   Payments for shares redeemed                          (25,594)      (31,409)      (61,555)       (471)        (571)      (1,119)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                11,598        (7,333)       44,158         215         (134)         810
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS E (c)
   Proceeds from shares sold                             227,302       116,497       550,310       4,230        2,122       10,084
   Proceeds from reinvestment of distributions            12,724        22,134        14,963         234          401          271
   Payments for shares redeemed                          (99,945)      (76,745)      (84,513)     (1,851)      (1,395)      (1,538)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                         140,081        61,886       480,760       2,613        1,128        8,817
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS S
   Proceeds from shares sold                           3,353,696     6,650,792    12,497,701      62,038      120,544      229,357
   Shares issued in connection with acquisition
      of Volatility Constrained Bond Fund                     --            --     8,934,738          --           --      163,684
   Proceeds from reinvestment of distributions           432,174       866,714     1,023,507       7,915       15,671       18,557
   Payments for shares redeemed                       (6,458,176)   (9,120,589)  (11,748,485)   (119,381)    (165,693)    (214,600)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (2,672,306)   (1,603,083)   10,707,461     (49,428)     (29,478)     196,998
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (2,520,627)   (1,548,530)   11,232,379  $  (46,600)  $  (28,484)  $  206,625
                                                     ===========   ===========   ===========  ==========   ==========   ==========

(a) Share transactions for Class C are for the period January 27, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class C are for the period March 3, 1999 (commencement of sale) to December 31, 1999.
(c) Share transactions for Class E are for the period February 18, 1999 (commencement of sale) to December 31, 1999.

                                               Notes to Financial Statements 191

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                      SHARES                             DOLLARS (000)
                                                     ---------------------------------------  ------------------------------------
                                                         2001          2000         1999          2001         2000        1999
                                                     -----------   -----------   -----------  ----------   ----------   ----------
FIXED INCOME I
   CLASS E (a)
   Proceeds from shares sold                             243,889       287,075     2,062,938  $    5,213   $    5,884   $   43,403
   Proceeds from reinvestment of distributions            36,769        73,480        61,886         776        1,510        1,272
   Payments for shares redeemed                         (278,249)     (529,190)     (353,494)     (5,942)     (10,865)      (7,315)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                 2,409      (168,635)    1,771,330          47       (3,471)      37,360
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                          10,492,490    13,437,770    18,807,025     224,285      275,936      402,034
   Proceeds from reinvestment of distributions           968,252     1,813,302     2,614,237      20,420       37,248       54,266
   Payments for shares redeemed                      (11,775,495)  (23,696,396)  (14,519,562)   (251,751)    (487,272)    (310,433)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                        (314,753)   (8,445,324)    6,901,700      (7,046)    (174,088)     145,867
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (b)
   Proceeds from shares sold                           9,466,036     8,093,084            --     203,379      166,798           --
   Proceeds from reinvestment of distributions           250,872       357,248            --       5,327        7,332           --
   Payments for shares redeemed                         (435,346)   (1,523,097)           --      (9,421)     (31,454)          --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                             9,281,562     6,927,235            --     199,285      142,676           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                       8,969,218    (1,686,724)    8,673,030  $  192,286   $  (34,883)  $  183,227
                                                     ===========   ===========   ===========  ==========   ==========   ==========
FIXED INCOME III
   CLASS E (a)
   Proceeds from shares sold                             520,527       302,624       308,301  $    5,222   $    2,938   $    3,102
   Proceeds from reinvestment of distributions            13,582        21,605        10,658         134          210          104
   Payments for shares redeemed                         (249,128)      (21,824)      (72,605)     (2,490)        (211)        (709)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                               284,981       302,405       246,354       2,866        2,937        2,497
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS I
   Proceeds from shares sold                           6,437,760    13,341,673    20,354,848      64,496      129,017      204,642
   Proceeds from reinvestment of distributions         1,169,809     2,241,863     2,728,636      11,518       21,725       26,843
   Payments for shares redeemed                      (11,893,895)  (17,594,072)  (19,561,642)   (118,666)    (170,578)    (196,406)
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (4,286,326)   (2,010,536)    3,521,842     (42,652)     (19,836)      35,079
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   CLASS Y (c)
   Proceeds from shares sold                                  --     2,118,163            --          --       20,584           --
   Proceeds from reinvestment of distributions            59,481        68,648            --         587          665           --
   Payments for shares redeemed                               --            --            --          --           --           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Net increase (decrease)                                59,481     2,186,811            --         587       21,249           --
                                                     -----------   -----------   -----------  ----------   ----------   ----------
   Total net increase (decrease)                      (3,941,864)      478,680     3,768,196  $  (39,199)  $    4,350   $   37,576
                                                     ===========   ===========   ===========  ==========   ==========   ==========

(a) Share transactions for Class E are for the period May 14, 1999 (commencement of sale) to December 31, 1999.
(b) Share transactions for Class Y are for the period March 29, 2000 (commencement of sale) to October 31, 2000.
(c) Share transactions for Class Y are for the period June 7, 2000 (commencement of sale) to October 31, 2000.

192 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                        SHARES     DOLLARS (000)
                                                      ----------  -------------
                                                         2001          2001
                                                      ----------   ------------
SELECT GROWTH (a)
   CLASS C
   Proceeds from shares sold                             135,519   $      1,331
   Proceeds from reinvestment of
      distributions                                           --             --
   Payments for shares redeemed                               --             --
                                                      ----------   ------------
   Net increase (decrease)                               135,519          1,331
                                                      ----------   ------------
   CLASS E
   Proceeds from shares sold                             180,010          1,800
   Proceeds from reinvestment of
      distributions                                           --             --
   Payments for shares redeemed                               --             --
                                                      ----------   ------------
   Total net increase (decrease)                         180,010          1,800
                                                      ----------   ------------
   CLASS I
   Proceeds from shares sold                           2,954,020         29,351
   Proceeds from reinvestment of
      distributions                                           --             --
   Payments for shares redeemed                           (2,366)           (20)
                                                      ----------   ------------
   Net increase (decrease)                             2,951,654         29,331
                                                      ----------   ------------
   CLASS S
   Proceeds from shares sold                           3,107,869         30,563
   Proceeds from reinvestment of
      distributions                                           --             --
   Payments for shares redeemed                           (4,684)           (35)
                                                      ----------   ------------
   Net increase (decrease)                             3,103,185         30,528
                                                      ----------   ------------
   Total net increase (decrease)                       6,370,368   $     62,990
                                                      ==========   ============
SELECT VALUE (a)
   CLASS C
   Proceeds from shares sold                            127,681    $      1,259
   Proceeds from reinvestment of
      distributions                                         181               2
   Payments for shares redeemed                          (1,086)            (10)
                                                     ----------     -----------
   Net increase (decrease)                              126,776           1,251
                                                     ----------     -----------
   CLASS E
   Proceeds from shares sold                            150,010           1,500
   Proceeds from reinvestment of
      distributions                                         378               3
   Payments for shares redeemed                              --              --
                                                     ----------     -----------
   Total net increase (decrease)                        150,338           1,503
                                                     ----------     -----------
   CLASS I
   Proceeds from shares sold                          2,476,463          24,728
   Proceeds from reinvestment of
      distributions                                       7,461              66
   Payments for shares redeemed                          (2,253)            (22)
                                                     ----------     -----------
   Net increase (decrease)                            2,481,671          24,772
                                                     ----------     -----------
   CLASS S
   Proceeds from shares sold                          2,817,256          27,935
   Proceeds from reinvestment of
      distributions                                       7,633              67
   Payments for shares redeemed                         (25,693)           (239)
                                                     ----------     -----------
   Net increase (decrease)                            2,799,196           27,763
                                                     ----------     ------------
   Total net increase (decrease)                      5,557,981     $     55,289
                                                     ==========     ============

(a) Share transactions for all Classes are for the period January 31,2001 (commencement of operations) to April 30, 2001.

                                               Notes to Financial Statements 193

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

6. LINE OF CREDIT
   The Investment Company and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 10 percent of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Fund did not have any drawdowns for the period ended April 30, 2001.

7. BENEFICIAL INTEREST
   As of April 30, 2001, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                   %           %            %
                                                 -----       -----        -----
   Equity I - Class E                             18.1        10.2           --
   Equity I - Class I                             15.6          --           --
   Equity I - Class Y                             62.6        22.0           --
   Equity II - Class E                            29.6        12.9           --
   Equity II - Class I                            21.4          --           --
   Equity II - Class Y                            56.5        32.0           --
   Equity III - Class E                           22.7        20.0         10.9
   Equity III - Class I                           10.2        10.2           --
   Equity III - Class Y                          100.0          --           --
   Equity Q - Class E                             12.4        11.8         10.9
   Equity Q - Class I                             22.5          --           --
   Equity Q - Class Y                             71.9        12.8           --
   International - Class E                        15.3        11.0           --
   International - Class I                        19.2          --           --
   International - Class Y                        64.8        18.6         11.5
   Emerging Markets - Class C                     33.7          --           --
   Emerging Markets - Class E                     12.9          --           --
   Emerging Markets - Class S                     15.3          --           --
   Real Estate Securities - Class C               36.0          --           --
   Real Estate Securities - Class E               12.0          --           --
   Real Estate Securities - Class S               19.5          --           --
   Short Term Bond - Class C                      14.8        11.3         10.3
   Short Term Bond - Class E                      28.2          --           --
   Short Term Bond - Class S                      15.5          --           --
   Fixed Income I - Class E                       17.1        12.7         12.6
   Fixed Income I - Class I                       12.2        10.2           --
   Fixed Income I - Class Y                       43.6        42.6           --
   Fixed Income III - Class E                     25.9        10.8           --
   Fixed Income III - Class I                     21.4        10.6           --
   Fixed Income III - ClassY                     100.0          --           --

194 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
   Lynn L. Anderson, Chairman
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Kristianne Blake
   Lee C. Gingrich
   Eleanor W. Palmer
   Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
   George F. Russell, Jr.

OFFICERS
   Lynn L. Anderson, Chairman of the Board and President
   Peter Apanovitch, Manager of Short Term Investment Funds
   Mark E. Swanson, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA 98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA 98402

CUSTODIAN
   State Street Bank and Trust Company
   Allan Forbes Building
   150 Newport Avenue AFB35
   North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA 98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 One Commerce Square
   Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   999 Third Avenue
   Suite 1800
   Seattle, WA 98104

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA 98402

MONEY MANAGERS
EQUITY I FUND
   Alliance Capital Management L.P., Minneapolis, MN
   Barclays Global Investors, San Francisco, CA
   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Marsico Capital Management, LLC, Denver, CO
   MFS Institutional Advisors, Inc., Boston, MA
   Peachtree Asset Management, Atlanta, GA
   Strong Capital Management, Inc., Menomonee Falls, WI
   Suffolk Capital Management, Inc., New York, NY
   Turner Investment Partners, Inc., Berwyn, PA
   Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY II FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   David J. Greene and Company, LLC, New York, NY
   Delphi Management, Inc., Boston, MA
   GlobeFlex Capital, L.P., San Diego, CA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Sirach Capital Management, Inc., Seattle, WA
   TimesSquare Capital Management, Inc., New York, NY
   Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY III FUND
   Barclays Global Investors, San Francisco, CA
   Iridian Asset Management LLC, Westport, CT
   Westpeak Investment Advisors, L.P., Boulder, CO

EQUITY Q FUND
   Barclays Global Investors, San Francisco, CA
   Franklin Portfolio Associates, LLC, Boston, MA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL FUND
   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Capital International, Inc., Los Angeles, CA
   Delaware International Advisers Ltd., London, England
   Driehaus Capital Management, Inc., Chicago, IL
   Fidelity Management & Research Company, Boston, MA
   J.P. Morgan Investment Management, Inc., New York, NY
   Marvin & Palmer Associates, Inc., Wilmington, DE
   Mastholm Asset Management, LLC, Bellevue, WA
   Oechsle International Advisors, LLC, Boston, MA
   The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 195

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

EMERGING MARKETS FUND

   Bernstein Investment Research and Management, a Unit of
      Alliance Capital Management L.P., New York, NY
   Foreign & Colonial Emerging Markets Limited, London,
      England
   Genesis Asset Managers Limited, London, England
   Nicholas Applegate Capital Management, San Diego, CA
   Schroder Investment Management North America Limited,
      New York, NY

REAL ESTATE SECURITIES FUND
   AEW MAnagement and Advisors, L.P., Boston, MA
   Cohen & Steers Capital Management, Inc., New York, NY
   Security Capital Global Capital Management Group Inc.,
      Chicago, IL

SHORT TERM BOND FUND
   BlackRock Financial Management, Inc., New York, NY
   Merganser Capital Management L.P., Cambridge, MA
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   STW Fixed Income Management, Santa Barbara, CA

FIXED INCOME I FUND
   Lincoln Capital Management Company, Chicago, IL
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME III FUND
   Lazard Asset Management, a Division of Lazard Freres
      & Co. LLC, New York, NY
   Miller Anderson & Sherrerd, LLP, West Conshohocken, PA
   Pacific Investment Management Company, LLC,
      Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA

SELECT GROWTH FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   Fuller & Thaler Asset Management, Inc., San Mateo, CA
   Strong Capital Management, Inc., Menomonee Falls, WI
   TCW Investment Management Company, Los Angeles, CA
   Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
   Iridian Asset Management LLC, Westport, CT
   MFS Institutional Advisors, Inc., Boston, MA
   Systematic Financial Management, L.P., Teaneck, NJ


This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

196 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-068 (0401)

MONEY MARKET FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY



2001 Semiannual Report


CLASS S SHARES


MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND



APRIL 30, 2001

                                                               [LOGO OF RUSSELL]

                      FRANK RUSSELL INVESTMENT
                      COMPANY

                      Frank Russell Investment Company
                      is a "series mutual fund" with 31
                      different investment portfolios.
                      These financial statements report
                      on three Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT
                      MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                              MONEY MARKET FUNDS

                               SEMIANNUAL REPORT

                          APRIL 30, 2001 (UNAUDITED)




                               TABLE OF CONTENTS

                                                                          Page
 Money Market Fund......................................................    2

 US Government Money Market Fund........................................    9

 Tax Free Money Market Fund.............................................   14

 Notes to Financial Statements..........................................   26

 Manager, Money Managers and Service Providers..........................   29

FRANK RUSSELL INVESTMENT COMPANY - MONEY MARKET FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2001 (Unaudited)

                                                                                  PRINCIPAL
                                                                                   AMOUNT                   DATE        VALUE
                                                                                   (000)       RATE          OF         (000)
                                                                                     $           %        MATURITY*       $
                                                                                  --------    -------     ---------    --------
CORPORATE BONDS AND NOTES - 13.6%
General Electric Capital Corp.                                                      25,000      7.170      05/07/01      25,000
Grantor Trust Series 1996-2 (a)                                                      5,763      4.610      12/23/06       5,762
High Peak Funding Corp.                                                             50,000      4.720      05/01/01      50,000
High Peak Funding Corp.                                                             13,965      4.530      05/18/01      13,935
High Peak Funding Corp.                                                             50,000      5.050      05/21/01      49,860
New York Life Capital Corp.                                                         50,000      5.470      11/21/01      50,000
Starbird Funding Corp.                                                              50,000      4.750      05/01/01      49,999
Starbird Funding Corp.                                                              21,037      5.040      05/04/01      21,027
Starbird Funding Corp.                                                              30,000      5.050      05/04/01      29,986
Starbird Funding Corp.                                                              25,000      4.520      05/16/01      24,952
Wal-Mart Stores, Inc.                                                               25,000      5.955      06/01/01      24,971
                                                                                                                       --------
TOTAL CORPORATE BONDS AND NOTES (amortized cost $345,492)                                                               345,492
                                                                                                                       --------

YANKEE CERTIFICATES OF DEPOSIT - 1.6%
Canadian Imperial Bank                                                              25,000      6.990      05/02/01      25,000
Commerzbank AG                                                                      15,000      7.150      06/29/01      14,998
                                                                                                                       --------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost $39,998)                                                            39,998
                                                                                                                       --------

DOMESTIC COMMERCIAL PAPER - 82.4%
AES Hawaii, Inc.                                                                    50,000      4.500      05/18/01      49,894
AT&T Corp.                                                                         100,000      4.740      05/01/01     100,000
AT&T Corp.                                                                          20,000      7.270      06/14/01      20,000
Banco Bradesco SA                                                                   25,000      5.020      05/16/01      24,948
Banco Continental de Panama SA                                                      10,000      4.500      05/24/01       9,971
Bavaria TRR Corp.                                                                  100,000      4.500      05/21/01      99,750
Bavaria Universal Fund                                                              50,000      5.030      05/11/01      49,930
BTM Capital Corp.                                                                   20,000      4.580      05/03/01      19,995
BTM Capital Corp.                                                                   50,000      4.580      05/10/01      49,943
Certain Funding Corp.                                                               35,720      4.520      05/15/01      35,657
Citibank Capital Corp.                                                              50,000      5.000      05/18/01      49,882
COFCO Capital Corp.                                                                 50,000      4.520      05/17/01      49,900
CSN Overseas Barclays Bank                                                          30,000      4.520      05/17/01      29,940
Eaglefunding Capital Corp.                                                          61,745      5.030      05/10/01      61,667
Eaglefunding Capital Corp.                                                          25,171      5.030      05/14/01      25,125
Eaglefunding Capital Corp.                                                          17,566      4.520      05/18/01      17,529
Eaglefunding Capital Corp.                                                          17,000      4.510      05/31/01      16,936
Four Winds Funding Corp.                                                            75,000      5.030      05/09/01      74,916
Giro Balanced Funding Corp.                                                         75,324      4.510      05/18/01      75,164
Giro Balanced Funding Corp.                                                         35,000      5.000      05/21/01      34,903
Giro Multiple Funding Corp.                                                         12,134      5.020      05/10/01      12,119
Gotham Funding Corp.                                                                20,545      5.120      05/03/01      20,539
Grantor Trust (a)                                                                   15,628      5.104      07/01/04      15,628
Grantor Trust (a)                                                                   27,340      5.104      12/01/04      27,340

2 Money Market Fund

MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                                    PRINCIPAL
                                                                                     AMOUNT                   DATE        VALUE
                                                                                     (000)         RATE        OF         (000)
                                                                                       $            %       MATURITY*       $
                                                                                    --------      -----     ---------   ---------
Great Lake Funding                                                                   50,000       5.040      05/04/01      49,979
Great Lake Funding                                                                   32,470       4.490      05/25/01      32,373
Great Lake Funding                                                                   14,000       4.500      05/25/01      13,958
Great Lake Funding                                                                   25,000       4.490      05/29/01      24,913
Hatteras Funding                                                                     40,000       4.700      05/02/01      39,995
Hatteras Funding                                                                     26,176       5.020      05/21/01      26,103
Hatteras Funding                                                                     29,300       5.010      05/25/01      29,202
Hatteras Funding                                                                     32,091       4.480      05/29/01      31,979
Illinois Educational Facilities Authority Revenues (a)                               47,600       4.650      07/01/24      47,600
Jefferson Pilot Corp.                                                                20,000       4.750      05/01/01      20,000
KMS Corp.                                                                            50,000       4.490      05/25/01      49,850
L Oreal USA Corp.                                                                    19,000       4.500      05/23/01      18,948
Lexington Parker Capital Corp.                                                       21,000       5.050      05/10/01      20,973
Lone Start Funding                                                                   34,159       5.030      05/18/01      34,078
Long Lane Master Trust IV                                                            13,496       5.050      05/04/01      13,490
Long Lane Master Trust IV                                                            42,691       5.030      05/07/01      42,655
Long Lane Master Trust IV                                                            50,000       4.460      05/25/01      49,851
Mitsubishi Motors Credit of America, Inc.                                            20,000       4.600      05/03/01      19,995
Mitsubishi Motors Credit of America, Inc.                                            25,000       4.600      05/14/01      24,958
Moat Floating LLC                                                                    50,000       4.660      05/04/01      49,981
Old Slip Funding Corp.                                                               25,054       4.490      05/22/01      24,988
Parthenon Receivables Funding LLC                                                    18,596       5.100      05/04/01      18,588
Parthenon Receivables Funding LLC                                                    25,094       4.490      05/23/01      25,025
Pooled Accounts Receivable Capital Corp.                                             24,253       4.490      05/21/01      24,193
Special Purposes Accounts Receivable Corp.                                           30,000       4.500      05/14/01      29,951
Stellar Funding Group                                                                13,289       4.550      05/04/01      13,283
Stellar Funding Group                                                                19,040       4.500      05/08/01      19,023
Stellar Funding Group                                                                16,040       5.030      05/09/01      16,022
Stellar Funding Group                                                                29,347       5.030      05/17/01      29,281
Sweetwater Capital Corp.                                                             20,109       5.030      05/15/01      20,070
Sweetwater Capital Corp.                                                             37,000       5.030      05/17/01      36,917
Thames Asset Global Securitization                                                   12,837       4.510      05/23/01      12,802
Three Rivers Funding Corp.                                                           37,023       5.020      05/03/01      37,013
Unibanco Uniao de Bancos                                                             37,500       4.550      05/03/01      37,491
Unibanco Uniao de Bancos                                                             14,600       5.000      05/08/01      14,586
Wal-Mart Stores, Inc.                                                                18,317       4.550      05/01/01      18,317
Westways Funding III, Ltd.                                                           17,000       4.550      05/03/01      16,996
Westways Funding III, Ltd.                                                           15,000       5.050      05/03/01      14,996
Westways Funding III, Ltd.                                                           19,500       4.520      05/24/01      19,446
Westways Funding III, Ltd.                                                           50,000       5.000      05/24/01      49,840
                                                                                                                       ----------
TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost 2,091,385)                                                              2,091,385
                                                                                                                       ----------
EURODOLLAR TIME DEPOSIT - 0.6%
Societe Generale Cayman                                                              16,438       4.625      05/01/01      16,438
                                                                                                                       ----------
TOTAL EURODOLLAR TIME DEPOSIT (amortized cost $16,438)                                                                     16,438
                                                                                                                       ----------

                                                             Money Market Fund 3

MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                                    PRINCIPAL
                                                                                     AMOUNT                  DATE         VALUE
                                                                                     (000)        RATE        OF          (000)
                                                                                       $           %       MATURITY*        $
                                                                                    ---------    -----     ---------     -------
UNITED STATES GOVERNMENT AGENCIES - 1.5%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                                       8,235       4.470     06/01/05        8,240
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                               10,625       4.450     12/01/17       10,776
Federal Home Loan Mortgage Corp.                                                     20,000       4.500     04/30/02       20,000
                                                                                                                       ----------
TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $39,016)                                                           39,016
                                                                                                                       ----------
TOTAL INVESTMENTS - 99.7% (amortized cost $2,532,329)(b)                                                                2,532,329

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                                    6,399
                                                                                                                       ----------
NET ASSETS - 100.0%                                                                                                     2,538,728
                                                                                                                       ==========

* The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate


See accompanying notes which are an integral part of the financial statements.

4 Money Market Fund

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

                                                      April 30, 2001 (Unaudited)
Amounts in thousands (except per share amounts)

ASSETS
Investments at amortized cost which approximates market...............................................   $  2,532,329
Interest receivable...................................................................................          7,897
                                                                                                         ------------
     Total assets....................................................................................       2,540,226

LIABILITIES
Payables:
   Dividends...............................................................................    $  1,030
   Accrued fees to affiliates..............................................................         319
   Other accrued expenses..................................................................         149
                                                                                              --------
     Total liabilities.................................................................................         1,498
                                                                                                         ------------
NET ASSETS............................................................................................   $  2,538,728
                                                                                                         ============
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)..................................................................   $       (149)
Shares of beneficial interest.........................................................................         25,389
Additional paid-in capital............................................................................      2,513,488
                                                                                                         ------------
NET ASSETS............................................................................................   $  2,538,728
                                                                                                         ============
NET ASSET VALUE, offering and redemption price per share:
   ($2,538,727,809 divided by 2,538,874,921 shares of $.01 par value
   shares of beneficial interest outstanding)........................................................    $       1.00
                                                                                                         ============

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 5

MONEY MARKET FUND

STATEMENT OF OPERATIONS


Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest..................................................................................     $  57,386

EXPENSES
   Advisory fees..................................................................      1,888
   Administrative fees............................................................        472
   Custodian fees.................................................................        206
   Transfer agent fees............................................................         62
   Professional fees..............................................................         15
   Registration fees..............................................................         89
   Trustees' fees.................................................................          6
   Miscellaneous fees.............................................................         16
                                                                                    ---------
   Expenses before reductions.....................................................      2,754
   Expense reductions.............................................................     (1,425)
                                                                                    ---------
      Expenses, net..........................................................................         1,329
                                                                                                  ---------
Net investment income........................................................................        56,057
                                                                                                  ---------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments......................................................           (33)
                                                                                                  ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS...................................................     $  56,024
                                                                                                  =========

See accompanying notes which are an integral part of the financial statements.

6 Money Market Fund

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 2001      TEN MONTHS ENDED         YEAR ENDED
                                                                        (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                     -----------------     ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.............................................  $     56,057        $     91,324         $    105,218
   Net realized gain (loss)..........................................           (33)                (95)                 (18)
                                                                       ------------        ------------         ------------
      Net increase in net assets from operations.....................        56,024              91,229              105,200
                                                                       ------------        ------------         ------------
DISTRIBUTIONS
   From net investment income........................................       (56,057)            (91,324)            (105,218)
                                                                       ------------        ------------         ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions.....       781,331            (269,192)             421,709
                                                                       ------------        ------------         ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................       781,298            (269,287)             421,691

NET ASSETS
   Beginning of period...............................................     1,757,430           2,026,717            1,605,026
                                                                       ------------        ------------         ------------
   End of period.....................................................  $  2,538,728        $  1,757,430         $  2,026,717
                                                                       ============        ============         ============

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 7

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                      --------------------------------------------------------------
                                                 2001*      2000**       1999        1998         1997         1996         1995
                                              ----------  ----------  ----------  ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD......... $   1.0000  $   1.0000  $   1.0000  $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ----------  ----------  ----------  ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
   Net investment income.....................      .0295       .0519       .0515       .0553        .0563        .0549        .0601
                                              ----------  ----------  ----------  ----------   ----------   ----------   ----------
DISTRIBUTIONS
   From net investment income................     (.0295)     (.0519)     (.0515)     (.0553)      (.0563)      (.0549)      (.0601)
                                              ----------  ----------  ----------  ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD............... $   1.0000  $   1.0000  $   1.0000  $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                              ==========  ==========  ==========  ==========   ==========   ==========   ==========
TOTAL RETURN (%)(a)(c).......................       3.04        5.32        5.27        5.69         5.79         5.63         6.19

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..  2,538,728   1,757,430   2,026,717   1,605,026      926,283      496,932      533,643

   Ratios to average net assets (%)(b)(c):
      Operating expenses, net.................       .14         .17         .17         .16          .08          .05          .06
      Operating expenses, gross...............       .29         .32         .32         .31          .30          .30          .26
      Net investment income...................      5.94        6.23        5.15        5.54         5.65         5.49         6.01

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

8 Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                                    PRINCIPAL
                                                                                     AMOUNT                  DATE         VALUE
                                                                                     (000)       RATE         OF          (000)
                                                                                       $           %       MATURITY*        $
                                                                                    ---------   ------    -----------     ------
UNITED STATES GOVERNMENT AGENCIES - 52.8%
Aid to Chile Guaranteed Note (LIBOR Floater) (a)                                     3,870       4.469     06/01/05        3,871
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                                  2,875       4.454     06/15/12        2,897
Federal Agricultural Mortgage Corp. Discount Note Principal only Zero Coupon        25,000       0.000     05/01/01       25,000
Federal Home Loan Bank                                                               1,500       5.240     11/05/01        1,500
Federal Home Loan Bank                                                              10,000       4.500     04/30/02       10,000
Federal Home Loan Mortgage Corporation Principal only Zero Coupon                    5,000       0.000     05/24/01        4,979
Federal National Mortgage Association                                                3,700       7.000     05/17/01        3,591
Inter-American Develop Bank                                                          2,000       8.500     05/01/01        2,000
                                                                                                                         -------
TOTAL UNITED STATES GOVERNMENT AGENCIES                                                                                   53,838
                                                                                                                         -------
TOTAL INVESTMENTS - 52.8% (amortized cost $53,838)                                                                        53,838
                                                                                                                         -------
REPURCHASE AGREEMENTS - 47.2%
Agreement with HSBC Securities, Inc. of $25,000
  acquired April 30, 2001 at 4.680% to be repurchased at $25,000 on May 1, 2001, collateralized by:
  $25,000 United States Agency Obligations, valued at $25,500                                                             25,000

Agreement with State Street Bank and Trust Co. of $23,170
  acquired April 30, 2001 at 4.620% to be repurchased at $23,170 on May 1, 2001, collateralized by:
  $23,170 United States Agency Obligations, valued at $23,633                                                             23,170
                                                                                                                         -------
TOTAL REPURCHASE AGREEMENTS (identified cost $48,170)                                                                     48,170
                                                                                                                         -------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0% (cost $102,008)(b)                                                  102,008

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                      40
                                                                                                                         -------
NET ASSETS - 100.0%                                                                                                      102,048
                                                                                                                         =======

* The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

                                               US Government Money Market Fund 9

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at amortized cost which approximates market.........................................  $   53,838
Repurchase agreements (identified cost $48,170).................................................      48,170
Interest receivable.............................................................................         448
                                                                                                  ----------
    Total assets................................................................................     102,456

LIABILITIES
Payables:
  Due to Custodian.....................................................................   $  346
  Dividends............................................................................       36
  Accrued fees to affiliates............................................................      11
  Other accrued expenses................................................................      15
                                                                                          ------
    Total liabilities...........................................................................         408
                                                                                                  ----------
NET ASSETS......................................................................................  $  102,048
                                                                                                  ==========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)............................................................  $      (19)
Shares of beneficial interest...................................................................       1,021
Additional paid-in capital......................................................................     101,046
                                                                                                  ----------
NET ASSETS......................................................................................  $  102,048
                                                                                                  ==========
NET ASSET VALUE, offering and redemption price per share:
  ($102,048,012 divided by 102,067,140 shares of $.01 par value
   shares of beneficial interest outstanding)...................................................  $     1.00
                                                                                                  ==========

See accompanying notes which are an integral part of the financial statements.

10 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Interest.......................................................................   $  2,922

EXPENSES
   Advisory fees...........................................................  $  97
   Administrative fees.....................................................     24
   Custodian fees..........................................................     20
   Transfer agent fees.....................................................     86
   Professional fees.......................................................     10
   Registration fees.......................................................     24
   Trustees' fees..........................................................      6
   Miscellaneous...........................................................     20
                                                                             -----
   Expenses before reductions..............................................    287
   Expense reductions......................................................   (119)
                                                                             -----

      Expenses, net...............................................................         168
                                                                                      --------
Net investment income.............................................................       2,754
                                                                                      --------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments...........................................         (10)
                                                                                      --------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................................    $  2,744
                                                                                      ========

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund 11

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                       (UNAUDITED)       OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                     ----------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income...........................................     $    2,754           $     5,630          $    7,598
   Net realized gain (loss)........................................            (10)                   (4)                 (5)
                                                                        ----------           -----------          ----------
      Net increased in net assets from operations..................          2,744                 5,626               7,593
                                                                        ----------           -----------          ----------
DISTRIBUTIONS
   From net investment income......................................         (2,754)               (5,630)             (7,598)
                                                                        ----------           -----------          ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...         20,742              (108,830)             23,931
                                                                        ----------           -----------          ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......................          20,732              (108,834)             23,926

NET ASSETS
   Beginning of period.............................................         81,316               190,150             166,224
                                                                        ----------           -----------          ----------
   End of period...................................................     $  102,048           $    81,316          $  190,150
                                                                        ==========           ===========          ==========

See accompanying notes which are an integral part of the financial statements.

12 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                    2001*       2000**      1999        1998        1997        1996        1995
                                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income.......................       .0282       .0500       .0483       .0520       .0545       .0526       .0580
                                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
   From net investment income..................      (.0282)     (.0500)     (.0483)     (.0520)     (.0545)     (.0526)     (.0580)
                                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD.................   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                                  =========   =========   =========   =========   =========   =========   =========
TOTAL RETURN (%)(a)(c).........................        2.87        5.12        4.93        5.34        5.59        5.40        5.98

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....     102,048      81,316     190,150     166,224     187,412     239,725     149,941

   Ratios to average net assets (%)(b)(c):
      Operating expenses, net..................         .35         .32         .30         .32         .20         .25         .32
      Operating expenses, gross................         .59         .58         .54         .55         .41         .50         .51
      Net investment income....................        5.68        5.91        4.83        5.20        5.44        5.27        5.82

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                                              US Government Money Market Fund 13

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                                        PRINCIPAL
                                                                                         AMOUNT                  DATE       VALUE
                                                                                         (000)       RATE         OF        (000)
                                                                                           $           %       MATURITY*      $
                                                                                        ---------   ------     ---------   ------
MUNICIPAL BONDS - 100.1%
ALABAMA - 0.7%
Greystone Municipal Lease Certified Trust Certificates of Participation, Series A,
  weekly demand (e)                                                                           27       4.360     07/01/05       27
Mobile, Alabama Industrial Development Board Pollution Control Revenue,
  weekly demand                                                                            1,200       4.125     06/01/04    1,200
                                                                                                                            ------
                                                                                                                             1,227
                                                                                                                            ------
ARIZONA - 0.3%
Arizona Health Facilities Authority Revenue, Series A, weekly demand                         100       4.400     06/01/30      100
Maricopa County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                                              400       4.500     10/01/04      400
                                                                                                                            ------
                                                                                                                               500
                                                                                                                            ------
ARKANSAS - 3.3%
Fayetteville, Arkansas Public Facilities Board Revenue, daily demand                       5,400       4.400     09/01/27    5,400
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly demand (f)             186       4.400     05/01/28      186
                                                                                                                            ------
                                                                                                                             5,586
                                                                                                                            ------
CALIFORNIA - 0.1%
Greystone Municipal Lease Certified Trust Certificates of Participation, Series A,
  weekly demand (e)                                                                          157       4.360     07/01/05      157
                                                                                                                            ------
COLORADO - 1.5%
Castle Pines North Metropolitan District, Colorado General Obligation,
  weekly demand                                                                              900       4.300     12/01/28      900
Greystone Municipal Lease Certified Trust Certificates of Participation, Series A,
  weekly demand (e)                                                                            3       4.360     07/01/05        3
SBC Metropolitan District, Colorado General Obligation, Series 1998,
  annual demand                                                                            1,670       4.450     12/01/17    1,670
                                                                                                                            ------
                                                                                                                             2,573
                                                                                                                            ------
CONNECTICUT - 0.0%
Greystone Municipal Lease Certified Trust Certificates of Participation, Series A,
  weekly demand (e)                                                                            3       4.360     07/01/05        3
                                                                                                                            ------
DELAWARE - 0.7%
Delaware State Economic Development Authority Multi-family Revenue,
  weekly demand                                                                              650       4.300     12/01/15      650
Delaware State Economic Development Authority Revenue, Series B,
  weekly demand                                                                              500       4.350     05/01/15      500
                                                                                                                            ------
                                                                                                                             1,150
                                                                                                                            ------
DISTRICT OF COLUMBIA - 0.6%
District of Columbia Revenue, weekly demand                                                1,100       4.400     12/01/23    1,100
                                                                                                                            ------

14 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                     PRINCIPAL
                                                                       AMOUNT                           DATE              VALUE
                                                                       (000)           RATE              OF               (000)
                                                                         $               %            MATURITY*             $
                                                                    -----------      --------         ---------          -------
FLORIDA - 6.2%
Alachua County, Florida Industrial Development
   Revenue, Series A, monthly demand                                     670            3.650           01/01/12              670
Capital Trust Agency, Florida Multi-family Housing
   Development Revenue, Series A, weekly demand                        5,400            4.340           12/01/32            5,400
Fort Pierce, Florida Health Facility Revenue, weekly demand              400            4.300           10/01/17              400
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             83            4.360           07/01/05               83
Greystone Tax-Exempt Certificate Trust Revenue,
   Series 1998-1, weekly demand (f)                                      282            4.400           05/01/28              282
Orange County, Florida Industrial Development Authority
   Revenue, monthly demand                                             1,000            3.650           01/01/11            1,000
Orange County, Florida Industrial Development Authority
   Revenue, Series A, semiannual demand                                2,855            3.450           10/01/15            2,855
                                                                                                                          -------
                                                                                                                           10,690
                                                                                                                          -------
GEORGIA - 1.5%
Clayton County, Georgia Housing Authority Multi-family Housing
   Revenue, weekly demand                                                600            4.050           08/01/06              600
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             84            4.360           07/01/05               84
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1,
   weekly demand (f)                                                     942            4.400           05/01/28              942
Gwinnett County, Georgia Development Authority Revenue,
   weekly demand                                                          65            4.300           03/01/17               65
Macon-Bibb County, Georgia Hospital Authority Revenue, weekly demand     900            4.300           12/01/18              900
                                                                                                                          -------
                                                                                                                            2,591
                                                                                                                          -------
ILLINOIS - 8.6%
Bridgeview, Illinois Non-callable Notes                                  735            5.500           12/01/01              738
East Peoria, Illinois Multi-family Housing Authority, weekly demand    1,560            4.250           06/01/08            1,560
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             22            4.360           07/01/05               22
Illinois Development Finance Authority Revenue, quarterly demand         700            3.650           08/01/25              700
Illinois Development Finance Authority Revenue, weekly demand          2,038            4.400           09/01/26            2,038
Illinois Development Finance Authority Revenue, weekly demand            900            4.400           04/01/21              900
Kane County, Illinois Community United School District Number 304,
   Tax Anticipation Warrants                                           1,000            4.720           10/30/01            1,004
Oakbrook Terrace, Illinois Industrial Development Revenue,
   monthly demand                                                      2,100            3.600           12/01/25            2,100
Sangamon County, Illinois School District Number 186, Tax
   Anticipation Warrants                                               2,300            4.500           12/20/01            2,311
Tinley Park, Illinois Special Assessment, weekly demand                  640            4.400           02/01/07              640
Troy Grove, Illinois Revenue, weekly demand                              750            4.425           05/01/10              750
Winnebago & Boone Counties, Illinois School District Number 205,
   Tax Anticipation Warrants                                           2,000            5.160           10/30/01            2,006
                                                                                                                          -------
                                                                                                                           14,769
                                                                                                                          -------
INDIANA - 5.6%
Bartholomew, Indiana Consolidated School Corp., semiannual demand        940            4.750           07/01/01              940
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                            114            4.360           07/01/05              114
Indiana Bond Bank Advance Funding Program Notes, Series A-2            2,000            4.000           01/22/02            2,010
Lake Central School Corp., Indiana, Tax Anticipation Warrants          1,000            4.600           06/29/01            1,002
Middlebury, Indiana Community Schools, Tax Anticipation Warrants       2,295            3.800           12/31/01            2,298
Sunman Dearborn, Indiana School Building Corp., Bond Anticipation
   Notes                                                               1,900            3.600           12/17/01            1,900
Wawasee, Indiana Community School Corp., Tax Anticipation Warrants     1,400            4.700           12/31/01            1,401
                                                                                                                          -------
                                                                                                                            9,665
                                                                                                                          -------

                                                   Tax Free Money Market Fund 15

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                   PRINCIPAL
                                                                     AMOUNT                             DATE              VALUE
                                                                     (000)             RATE              OF               (000)
                                                                       $                 %            MATURITY*             $
                                                                  -----------        --------         ---------          -------
IOWA - 6.0%
Chillicothe, Iowa Pollution Control Revenue, Series A,
   weekly demand                                                       1,500           4.400          05/01/23            1,500
Chillicothe, Iowa Pollution Control Revenue, weekly demand             2,400           4.400          01/01/23            2,400
Council Bluffs, Iowa Pollution Control Revenue, weekly demand          1,500           4.400          01/01/25            1,500
Iowa Finance Authority Housing & Health Care Revenue,
   weekly demand                                                         865           4.350          04/01/05              865
Pella, Iowa Community School District, General Obligation
   Anticipatory Warrants                                               1,200           5.000          08/09/01            1,201
Storm Lake, Iowa Private College Revenue, weekly demand                2,900           4.350          12/01/03            2,900
                                                                                                                        -------
                                                                                                                         10,366
                                                                                                                        -------
KANSAS - 0.1%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                              2           4.360          07/01/05                2
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1,
   weekly demand (f)                                                     140           4.400          05/01/28              140
                                                                                                                        -------
                                                                                                                            142
                                                                                                                        -------
KENTUCKY - 4.5%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             43           4.360          07/01/05               43
Jefferson County, Kentucky Industrial Building Revenue,
   weekly demand                                                       1,010           4.400          01/01/19            1,010
Jefferson County, Kentucky Retirement Home Revenue, weekly demand      2,000           4.300          10/01/19            2,000
Kentucky Area Development Districts Financing Lease Program
   Revenue, Series E2, weekly demand                                     490           4.420          12/01/31              490
Louisville, Kentucky Industrial Development Revenue, weekly demand       750           4.350          09/01/01              750
McCreary County, Kentucky Industrial Building Revenue, Series B,
   weekly demand                                                       1,900           4.350          04/01/13            1,900
McCreary County, Kentucky Industrial Building Revenue,
   weekly demand                                                       1,475           4.350          04/01/13            1,475
                                                                                                                        -------
                                                                                                                          7,668
                                                                                                                        -------
MAINE - 1.1%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             91           4.360          07/01/05               91
Maine State Health & Higher Educational Facilities Authority
   Revenue, Series B, weekly demand                                    1,800           4.400          01/01/29            1,800
                                                                                                                        -------
                                                                                                                          1,891
                                                                                                                        -------
MARYLAND - 1.1%
Maryland State Economic Development Corp. Revenue, weekly demand         800           4.300          09/01/24              800
Maryland State Health & Higher Educational Facilities Authority
   Revenue, weekly demand                                                100           4.300          09/01/24              100
Montgomery County, Maryland Industrial Development Revenue,
   monthly demand                                                        930           3.600          04/01/14              930
                                                                                                                        -------
                                                                                                                          1,830
                                                                                                                        -------
MASSACHUSETTS - 0.0%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             15           4.360          07/01/05               15
                                                                                                                        -------

16 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                    PRINCIPAL
                                                                      AMOUNT                            DATE             VALUE
                                                                      (000)            RATE              OF              (000)
                                                                        $                %            MATURITY*            $
                                                                   -----------       --------         ---------         --------
MICHIGAN - 6.4%
Farmington Hills, Michigan Hospital Finance Authority Revenue,
   Series B, daily demand (a)                                          2,100          4.450           02/15/16              2,100
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                            124          4.360           07/01/05                124
Lansing, Michigan Economic Development Corp., semiannual demand        1,810          4.650           05/01/15              1,810
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)        94          4.750           01/15/09                 94
Meridian, Michigan Economic Development, monthly demand                  455          4.300           11/15/15                455
Michigan State Housing Development Authority, Limited
   Obligation Revenue, weekly demand                                   1,000          4.125           06/01/04              1,000
Michigan State Job Development Authority Revenue, monthly demand       1,800          3.750           11/01/14              1,800
Northville Township, Michigan Economic Development Corp.,
   Limited Obligation Revenue, Series P, weekly demand                   500          4.530           05/01/14                500
Oakland County, Michigan Economic Development Corp.,
   Limited Obligation Revenue, semiannual demand                         830          3.600           08/01/15                830
Pinckney, Michigan Community Schools State Anticipation Notes          1,000          4.900           06/29/01              1,000
Whitehall, Michigan District Schools State Anticipation Notes          1,250          4.900           06/30/01              1,251
                                                                                                                          -------
                                                                                                                           10,964
                                                                                                                          -------
MINNESOTA - 2.8%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             15          4.360           07/01/05                 15
St. Paul, Minnesota Housing & Redevelopment Authority Revenue,
   weekly demand                                                       1,300          4.450           08/01/25              1,300
St. Paul, Minnesota Port Authority Industrial Development Revenue,
   Series 1, weekly demand                                             2,000          4.380           06/01/19              2,000
Stillwater, Minnesota Private School Facilities Revenue,
   weekly demand                                                       1,500          4.400           12/01/22              1,500
                                                                                                                          -------
                                                                                                                            4,815
                                                                                                                          -------
MISSISSIPPI - 0.2%
DeSoto County, Mississippi Industrial Development Revenue,
   weekly demand                                                         400          4.425           12/01/08                400
                                                                                                                          -------
MISSOURI - 5.8%
Clayton, Missouri Industrial Development Authority Revenue,
   weekly demand                                                       1,000          4.340           01/01/09              1,000
Jackson County, Missouri Industrial Development Authority
   Recreational Facilities Revenue, daily demand                         650          4.550           11/01/16                650
Joplin, Missouri Industrial Development Authority Hospital
   Facilities Revenue (pre-funded 12/15/01)(b)                         1,300          8.250           12/15/14              1,361
Kansas City, Missouri Industrial Development Authority
   Multi-family Housing Revenue, weekly demand                         3,800          4.600           10/01/15              3,800
Missouri State Health & Educational Facilities Authority
   Revenue, Series A, weekly demand                                      875          4.400           08/01/29                875
St. Charles County, Missouri Industrial Development
   Authority Revenue, weekly demand                                    2,300          4.290           12/01/27              2,300
                                                                                                                          -------
                                                                                                                            9,986
                                                                                                                          -------
NEW HAMPSHIRE - 0.0%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             65          4.360           07/01/05                 65
                                                                                                                          -------

                                                   Tax Free Money Market Fund 17

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                    PRINCIPAL
                                                                      AMOUNT                            DATE              VALUE
                                                                      (000)             RATE             OF               (000)
                                                                        $                 %           MATURITY*             $
                                                                   -----------        --------        ---------          -------
NEW JERSEY - 1.6%
Camden, New Jersey General Obligation, Series A                       1,000             5.500         06/14/01             1,001
Greystone Municipal Lease Certified Trust Certificates
   of Participation, Series A, weekly demand (e)                        286             4.360         07/01/05               286
New Jersey State Health Care Facilities Financing
   Authority Revenue, Series A, (pre-funded 7/01/01)(b)               1,450             9.900         07/01/21             1,494
                                                                                                                         -------
                                                                                                                           2,781
                                                                                                                         -------
NEW MEXICO - 0.7%
Albuquerque, New Mexico Joint Water & Sewer System
   Revenue, Series A                                                  1,250             5.500         07/01/01             1,252
                                                                                                                         -------
NEW YORK - 0.6%
Brookhaven, New York South Country Central School
   District General Obligation Tax Anticipation Notes                 1,000             5.000         06/26/01             1,001
Greystone Municipal Lease Certified Trust
   Certificates of Participation, Series A, weekly demand (e)           126             4.360         07/01/05               126
                                                                                                                         -------
                                                                                                                           1,127
                                                                                                                         -------
OHIO - 5.4%
American Municipal Power of Ohio, Inc., Bond Anticipation
    Notes, Series B                                                   3,000              5.000        08/23/01             3,002
Athens County, Ohio Port Authority Housing Revenue,
    weekly demand                                                       900              4.300        06/01/32               900
Bellevue, Ohio Hospital Facilities Revenue, semiannual demand           310              3.600        03/01/17               310
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand         155              4.860        08/01/02               155
Clermont County, Ohio Economic Development Revenue, semiannual
   demand                                                               375              4.650        12/01/09               375
Clermont County, Ohio Economic Development Revenue, semiannual
   demand                                                               530              4.600        05/01/12               530
Clinton County, Ohio Hospital Revenue, weekly demand                  1,000              4.400        06/01/28             1,000
Franklin County, Ohio Industrial Development Revenue, semiannual
   demand                                                               120              4.750        11/01/15               120
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                            63              4.360        07/01/05                63
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (d)      441              4.750        01/15/09               441
Scioto County, Ohio Health Care Facilities Revenue, semiannual
   demand                                                               620              4.600        12/01/15               620
Stark County, Ohio Health Care Facilities Revenue, semiannual
   demand                                                             1,500              3.500        09/15/16             1,500
Trumbull County, Ohio Industrial Development Revenue, Series A,
   weekly demand                                                        325              4.320        04/01/04               325
                                                                                                                         -------
                                                                                                                           9,341
                                                                                                                         -------
OKLAHOMA - 2.7%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             3              4.360        07/01/05                 3
Rural Enterprises, Oklahoma Income Revenue, Series A,
   weekly demand                                                      2,400              4.400        10/01/30             2,400
Tulsa County, Oklahoma Industrial Authority Health Care Revenue,
   semiannual demand                                                  1,250              4.350        12/15/08             1,250
Tulsa County, Oklahoma Industrial Authority Revenue, weekly demand    1,000              4.340        10/01/32             1,000
                                                                                                                         -------
                                                                                                                           4,653
                                                                                                                         -------
OREGON - 4.5%
Clackamas County, Oregon Hospital Facilities Authority
   Revenue, Series C, weekly demand                                   2,000              4.400        05/15/29             2,000
Hillsboro, Oregon Revenue, weekly demand                              1,650              4.300        08/01/11             1,650
Medford, Oregon Hospital Facilities Authority Revenue, weekly
   demand                                                             4,000              4.350        05/15/27             4,000
                                                                                                                         -------
                                                                                                                           7,650
                                                                                                                         -------

18 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                    PRINCIPAL
                                                                      AMOUNT                            DATE              VALUE
                                                                      (000)            RATE              OF               (000)
                                                                        $                %            MATURITY*             $
                                                                   -----------       --------         ---------          -------
PENNSYLVANIA - 8.2%
Allegheny County, Pennsylvania General Obligation, Series C,
   semiannual demand                                                  2,500            4.500           05/01/27            2,500
Berks County, Pennsylvania Industrial Development Authority,
   weekly demand                                                      1,350            4.125           12/01/04            1,350
Dauphin County, Pennsylvania General Obligation, Series B,
   weekly demand                                                      3,945            4.300           10/01/27            3,945
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                           119            4.360           07/01/05              119
Hazleton, Pennsylvania Area Industrial Development Authority
   Revenue, weekly demand                                             1,000            4.350           10/01/24            1,000
McCandless, Pennsylvania Industrial Development Authority
   Commercial Revenue, Series A, weekly demand                        1,730            4.350           01/01/30            1,730
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month
   demand (d)                                                            95            4.750           01/15/09               95
Moon, Pennsylvania Industrial Development Authority Revenue,
   weekly demand                                                      1,000            4.350           11/01/12            1,000
Philadelphia, Pennsylvania Hospitals & Higher Educational
   Facilities Authority Revenue, Series B, weekly demand              1,800            4.300           06/01/14            1,800
Union County, Pennsylvania, Hospital Authority Revenue,
   weekly demand                                                        500            4.450           04/01/27              500
                                                                                                                         -------
                                                                                                                          14,039
                                                                                                                         -------
SOUTH CAROLINA - 0.1%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                            94            4.360           07/01/05               94
                                                                                                                         -------
TENNESSEE - 6.6%
Cleveland, Tennessee Industrial Development Board Revenue,
   weekly demand                                                      1,000            4.300           07/01/19            1,000
Franklin County, Tennessee Health & Educational Facilities
   Revenue, monthly demand                                            1,515            4.250           09/01/10            1,515
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1,
   weekly demand (f)                                                  1,054            4.400           05/01/28            1,054
Knox County, Tennessee Health, Educational & Housing Facilities
   Board Revenue, weekly demand                                       1,700            4.400           05/01/29            1,700
Knox County, Tennessee Industrial Development Revenue,
   monthly demand                                                     4,200            4.150           12/01/14            4,200
Memphis, Tennessee Health, Educational & Housing Facilities
   Board Revenue, weekly demand                                       1,900            4.340           08/01/32            1,900
                                                                                                                         -------
                                                                                                                          11,369
                                                                                                                         -------
TEXAS - 3.2%
Brazos Harbor, Texas Industrial Development Corp. Revenue,
   monthly demand                                                     1,600            3.500           12/01/13            1,600
Central Texas College District Revenue (a)                            1,595            4.500           05/15/01            1,595
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                           108            4.360           07/01/05              108
Tarrant County, Texas Housing Finance Corp. Revenue,
   weekly demand                                                      2,100            4.400           12/01/07            2,100
                                                                                                                         -------
                                                                                                                           5,403
                                                                                                                         -------
VIRGINIA - 1.2%
Greystone Municipal Lease Certified Trust Certificates of
   Participation, Series A, weekly demand (e)                             8            4.360           07/01/05                8
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1,
   weekly demand (f)                                                    496            4.400           05/01/28              496
Norfolk, Virginia Industrial Development Authority Revenue,
   weekly demand                                                      1,075            4.125           03/01/16            1,075
Virginia State College Building Authority Educational
   Facilities Revenue, weekly demand                                    400            4.250           11/01/22              400

                                                                                                                         -------
                                                                                                                           1,979
                                                                                                                         -------

                                                   Tax Free Money Market Fund 19

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)

                                                                      PRINCIPAL
                                                                        AMOUNT                           DATE            VALUE
                                                                        (000)            RATE             OF             (000)
                                                                          $                %           MATURITY*           $
                                                                     -----------       --------        ---------        -------
WASHINGTON - 1.4%
Washington State Housing Finance Commission Nonprofit
   Housing Revenue, daily demand                                        1,200             4.400         07/01/11          1,200
Washington State Housing Finance Commission Nonprofit Housing
   Revenue, weekly demand                                               1,200             4.300         08/01/24          1,200
                                                                                                                        -------
                                                                                                                          2,400
                                                                                                                        -------
WEST VIRGINIA - 0.6%
Marshall County, West Virginia Pollution Control Revenue,
   weekly demand                                                        1,000             4.400         03/01/26          1,000
                                                                                                                        -------
WISCONSIN - 6.2%
Athens, Wisconsin School District Tax & Revenue Anticipation
   Notes                                                                1,000             4.850         08/24/01          1,001
Pleasant Prairie, Wisconsin Bond Anticipation Notes, Series A           1,850             4.750         12/01/01          1,850
Seymour, Wisconsin Community School District Tax & Revenue
   Anticipation Notes                                                   1,500             4.620         10/03/01          1,500
Somerset, Wisconsin School District Tax & Revenue Anticipation Notes    2,100             4.670         09/24/01          2,100
Two Rivers, Wisconsin Bond Anticipation Notes, Series B                   925             5.000         07/01/01            925
Wisconsin Heights, Wisconsin School District Tax & Revenue
   Anticipation Promissory Notes                                        1,200             4.690         11/01/01          1,200
Wisconsin State Health & Educational Facilities Authority Revenue,
   Series A, daily demand                                               1,100             4.450         12/01/15          1,100
Wisconsin State Health & Educational Facilities Authority Revenue,
   Series A, weekly demand                                              1,000             4.340         10/01/29          1,000
                                                                                                                        -------
                                                                                                                         10,676
                                                                                                                        -------

TOTAL INVESTMENTS - 100.1% (amortized cost $171,917)(c)                                                                 171,917

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                                                 (214)
                                                                                                                        -------

NET ASSETS - 100.0%                                                                                                     171,703
                                                                                                                        =======

 * The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The cost for federal income tax purposes is the same as shown above.
(d) Multi-State bond issue including Michigan, Ohio and Pennsylvania.
(e) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Maine, Massachusetts, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(f) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.


See accompanying notes which are an integral part of the financial statements.

20 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2001 (Unaudited)


QUALITY RATINGS AS A % OF VALUE ++

VMIG1 or SP-1                             56%
P1                                        44
                                        ----
                                         100%
                                        ====

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE

General Obligation                        21%
Healthcare Revenue                        21
Industrial Revenue Bonds                  20
Education Revenue                         19
Housing Revenue                           13
Pollution Control Revenue                  4
Utility Revenue                            2
                                        ----
                                         100%
                                        ====

++ VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the "best quality."
   SP-1: The highest short-term municipal note credit rating given by Standard Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
   P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 21

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2001 (Unaudited)

ASSETS
Investments at amortized cost which approximates market..........................................     $     171,917
Interest receivable..............................................................................             1,547
                                                                                                      -------------
    Total assets.................................................................................           173,464

LIABILITIES
Payables:
  Investments purchased........................................................   $         1,500
  Accrued fees to affiliates...................................................                39
  Other accrued expenses.......................................................                12
  Dividends....................................................................               210
                                                                                  ---------------

    Total liabilities.............................................................................            1,761
                                                                                                      -------------
NET ASSETS........................................................................................    $     171,703
                                                                                                      =============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)..............................................................    $        (122)
Shares of beneficial interest.....................................................................            1,718
Additional paid-in capital........................................................................          170,107
                                                                                                      -------------
NET ASSETS.......................................................................................     $     171,703
                                                                                                      =============
NET ASSET VALUE, offering and redemption price per share:
  ($171,702,954 divided by 171,824,026 shares of $.01 par value shares of
     beneficial interest outstanding)............................................................     $        1.00
                                                                                                      =============

See accompanying notes which are an integral part of the financial statements.

22 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
  Interest................................................................................................     $      3,526

EXPENSES
  Advisory fees...........................................................................  $          178
  Administrative fees.....................................................................              44
  Custodian fees..........................................................................              38
  Transfer agent fees.....................................................................              35
  Professional fees.......................................................................               7
  Registration fees.......................................................................              13
  Trustees' fees..........................................................................               6
  Miscellaneous...........................................................................              18
                                                                                            --------------
  Expenses before reductions..............................................................             339
  Expense reductions......................................................................             (92)
                                                                                            --------------
      Expenses, net........................................................................................             247
                                                                                                               ------------
Net investment income......................................................................................           3,279
                                                                                                               ------------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments....................................................................             (60)
                                                                                                               ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.................................................................    $      3,219
                                                                                                               ============

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 23

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                           (UNAUDITED)       OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                         ----------------    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income..............................................   $          3,279    $          6,603    $          6,436
   Net realized gain (loss)...........................................                (60)                (69)                 12
                                                                         ----------------    ----------------    ----------------
      Net increase in net assets from operations......................              3,219               6,534               6,448
                                                                         ----------------    ----------------    ----------------
DISTRIBUTIONS
   From net investment income.........................................             (3,279)             (6,603)             (6,436)
                                                                         ----------------    ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions......              1,955             (76,818)             52,020
                                                                         ----------------    ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS...........................              1,895             (76,887)             52,032

NET ASSETS
   Beginning of period................................................            169,808             246,695             194,663
                                                                         ----------------    ----------------    ----------------
   End of period......................................................   $        171,703    $        169,808    $        246,695
                                                                         ================    ================    ================

See accompanying notes which are an integral part of the financial statements.

24 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      YEARS ENDED DECEMBER 31,
                                                                       ---------------------------------------------------
                                             2001*        2000**         1999       1998       1997       1996      1995
                                           --------      --------      --------   --------   --------   --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.0000      $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $1.0000
                                           --------      --------      --------   --------   --------   --------  --------
INCOME FROM OPERATIONS
 Net investment income...................     .0183         .0333         .0326      .0331      .0355      .0329     .0370
                                           --------      --------      --------   --------   --------   --------  --------
DISTRIBUTIONS
 From net investment income..............    (.0183)       (.0333)       (.0326)    (.0331)    (.0355)    (.0329)   (.0370)
                                           --------      --------      --------   --------   --------   --------  --------
NET ASSET VALUE, END OF PERIOD...........  $ 1.0000      $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $1.0000
                                           ========      ========      ========   ========   ========   ========  ========
TOTAL RETURN (%)(a)(c)...................      1.86          3.38         3.31        3.36       3.61       3.35      3.76

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)   171,703       169,808       246,695    194,663    130,725    102,207    78,000

 Ratios to average net assets (%)(b)(c):
  Operating expenses, net................       .28           .34           .21       . 34        .28        .42       .48
  Operating expenses, gross).............       .38           .44           .31        .44        .38        .42       .48
  Net investment income..................      3.70          3.96          3.28       3.29       3.55       3.28      3.69

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

                                                   Tax Free Money Market Fund 25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to October 31.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/ premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

   INVESTMENT INCOME: Interest income is recorded on the accrual basis.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   At October 31, 2000, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                             10/31/02    10/31/03    10/31/04    10/31/05    10/31/06    10/31/07    10/31/08    Totals
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
Money Market                $      --   $   41,009  $      814  $       --  $    3,246  $   12,599  $  106,731  $164,399
US Government Money Market      1,309        4,913       3,331       1,570         762       1,782       8,484    22,151
Tax Free Money Market              --           --          --          --          --          --      68,310    68,310

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

26 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

3. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market Fund. As of April 30, 2001, approximately $1,049,440,000 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $2,162,439 and $540,610, respectively, for the period ended April 30, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                         ANNUAL RATE
                                 ------------------------------
                                   ADVISOR      ADMINISTRATOR
                                 -----------  -----------------
   Money Market                     0.20%           0.05%
   US Government Money Market       0.20            0.05
   Tax Free Money Market            0.20            0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended April 30, 2001 was $1,415,739.

   The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the period ended April 30, 2001 was $116,340.

   The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the period ended April 30, 2001 was $88,798.

   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2001, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                     $     8,964
   US Government Money Market             2,267
   Tax Free Money Market                  3,540

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. The amount of this fee for the period ended April 30, 2000 was $24.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the period ended April 30, 2001 were $182,705.

                                                Notes to Financial Statements 27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the period ended April 30, 2001 were $18,811 and were allocated to each Fund, where appropriate, on a pro rata basis.

4. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2001, the ten months ended October 31, 2000, and the year ended December 31, 1999 were as follows:

                                                  ON A CONSTANT DOLLAR BASIS (000)
                                         ----------------------------------------------------
                                               2001               2000               1999
                                         --------------     --------------     --------------
   MONEY MARKET
     Proceeds from shares sold           $   11,651,713     $   17,137,684     $   21,077,851
     Proceeds from reinvestment
       of distributions                          25,744             38,164             50,168
     Payments for shares redeemed           (10,896,126)       (17,445,040)       (20,706,310)
                                         --------------     --------------     --------------
     Total net increase (decrease)       $      781,331     $     (269,192)    $      421,709
                                         ==============     ==============     ==============
   US GOVERNMENT MONEY MARKET
     Proceeds from shares sold           $      198,597     $      215,513     $      539,954
     Proceeds from reinvestment
       of distributions                           2,482              5,136              7,536
     Payments for shares redeemed              (180,337)          (329,479)          (523,559)
                                         --------------     --------------     --------------
     Total net increase (decrease)       $       20,742     $     (108,830)    $       23,931
                                         ==============     ==============     ==============
   TAX FREE MONEY MARKET
     Proceeds from shares sold           $      188,764     $      334,498     $      486,976
     Proceeds from reinvestment
       of distributions                           2,219              4,245              4,433
     Payments for shares redeemed              (189,028)          (415,561)          (439,389)
                                         --------------     --------------     --------------
     Total net increase (decrease)       $        1,955     $      (76,818)    $       52,020
                                         ==============     ==============     ==============

5. LINE OF CREDIT
   The Investment Company and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 10 percent of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns during the period ended April 30, 2001.

6. BENEFICIAL INTEREST
   As of April 30, 2001, the following Funds had one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                            %               %
                                        ---------       ---------
    Tax Free Money Market:                27.8%           16.6%
    US Government Money Market:           11.6%            --
    Money Market:                         11.6%            --

28 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P.Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 999 Third Avenue
 Suite 1800
 Seattle, WA 98104

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA

US GOVERNMENT MONEY MARKET FUND
 Frank Russell Investment Management Co., Tacoma, WA
 Standish, Ayer & Wood, Inc., Boston, MA

TAX FREE MONEY MARKET FUND
 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 29

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-070 (0401)

LIFEPOINTS(R) FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY



2001 Semiannual Report


CLASS C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND



APRIL 30, 2001

                                                               [LOGO OF RUSSELL]

                       FRANK RUSSELL INVESTMENT COMPANY

                       Frank Russell Investment Company
                       is a "series mutual fund" with 31
                       different investment portfolios.
                       These financial statements report
                       on five Funds, each of which has
                       distinct investment objectives and
                       strategies.

                       FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                       Responsible for overall management
                       and administration of the Funds.

                       FRANK RUSSELL COMPANY

                       Consultant to Frank Russell Investment
                       Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                              LIFEPOINTS(R) FUNDS

                               SEMIANNUAL REPORT

                          APRIL 30, 2001 (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          Page
 Equity Aggressive Strategy Fund........................................     2

 Aggressive Strategy Fund...............................................     9

 Balanced Strategy Fund.................................................    16

 Moderate Strategy Fund.................................................    23

 Conservative Strategy Fund.............................................    30

 Notes to Financial Statements..........................................    37

 Manager, Money Managers and Service Providers..........................    47


FRANK RUSSELL INVESTMENT COMPANY - LIFEPOINTS(R) FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                       NUMBER            VALUE
                                                         OF              (000)
                                                       SHARES              $
                                                     ---------          -------
INVESTMENTS
Portfolios of the Frank Russell Investment
    Company Series Mutual
    Fund - Class S Shares

DOMESTIC EQUITIES - 74.2%
Diversified Equity Fund                              1,951,141           85,011
Quantitative Equity Fund                             2,246,897           85,157
Real Estate Securities Fund                            510,098           14,155
Special Growth Fund                                    633,241           28,306
                                                                        -------
                                                                        212,629
                                                                        -------
INTERNATIONAL EQUITIES - 24.5%
Emerging Markets Fund                                1,657,031           14,118
International Securities Fund                        1,000,650           56,107
                                                                        -------
                                                                         70,225
                                                                        -------
SHORT-TERM INVESTMENTS - 1.1%
Money Market Fund
   due on demand (a)                                 3,242,000            3,242
                                                                        -------
TOTAL INVESTMENTS - 99.8%
(identified cost $306,683)                                              286,096
                                                                        -------
OTHER ASSETS AND LIABILITIES
Other assets                                                              1,187
Liabilities                                                                (660)
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                  527
                                                                        -------
NET ASSETS - 100.0%                                                     286,623
                                                                        =======

                                                                         MARKET
                                                                         VALUE
                                                                         (000)

                                                                           $
                                                                        -------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                                 (3,530)
Accumulated net realized gain (loss)                                      3,996
Unrealized appreciation (depreciation)
   on investments                                                       (20,587)
Shares of beneficial interest                                               314
Additional paid-in capital                                              306,430
                                                                        -------
NET ASSETS                                                              286,623
                                                                        =======
NET ASSET VALUE, offering and redemption price
   per share:
   Class C ($43,833,524 divided by 4,826,401
      shares of $.01 par value shares of
      beneficial interest outstanding)                                  $  9.08
                                                                        =======
  Class D ($13,074,768 divided by 1,426,015
      shares of $.01 par value shares of
      beneficial interest outstanding)                                  $  9.17
                                                                        =======
  Class E ($194,517,428 divided by 21,298,910
      shares of $.01 par value shares of
      beneficial interest outstanding)                                  $  9.13
                                                                        =======
  Class S ($35,197,510 divided by 3,826,431
      shares of $.01 par value shares of
      beneficial interest outstanding)                                  $  9.20
                                                                        =======

(a) At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.

2 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds........................  $    809
EXPENSES
   Advisory fees............................................  $  271
   Administrative fees......................................      11
   Distribution fees - Class C..............................     156
   Distribution fees - Class D..............................      16
   Shareholder servicing fees - Class C.....................      52
   Shareholder servicing fees - Class D.....................      16
   Shareholder servicing fees - Class E.....................     236
                                                              ------
   Expenses before reductions...............................     758
   Expense reductions.......................................    (282)
                                                              ------
       Expenses, net.................................................       476
                                                                       --------
Net investment income................................................       333
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................  (1,623)
   Capital gain distributions from Underlying
       Funds................................................   8,304      6,681
                                                              ------

Net change in unrealized appreciation (depreciation
   on investments....................................................   (33,086)
                                                                       --------
Net realized and unrealized gain (loss)..............................   (26,405)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS................  $(26,072)
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                               Equity Aggressive Strategy Fund 3

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED
                                                                      APRIL 30, 2001      TEN MONTHS ENDED      YEAR ENDED
                                                                       (UNAUDITED)        OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                     ----------------     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................   $        333         $      430        $     1,570
   Net realized gain (loss).........................................          6,681              3,432             16,041
   Net change in unrealized appreciation (depreciation).............        (33,086)           (11,523)            18,491
                                                                       ------------         ----------        -----------
   Net increase (decrease) in net assets from operations............        (26,072)            (7,661)            36,102
                                                                       ------------         ----------        -----------
DISTRIBUTIONS
 From net investment income
   Class C..........................................................           (531)              (278)              (291)
   Class D..........................................................           (162)               (54)               (93)
   Class E..........................................................         (2,779)            (2,947)            (5,762)
   Class S..........................................................           (391)               (70)                --
 From net realized gain
   Class C..........................................................           (338)            (1,227)               (38)
   Class D..........................................................            (94)              (205)               (76)
   Class E..........................................................         (1,530)            (9,906)            (2,126)
   Class S..........................................................           (215)               (71)                --
                                                                       ------------         ----------        -----------
       Net decrease in net assets from distributions................         (6,040)           (14,758)            (8,386)
                                                                       ------------         ----------        -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....         47,341             72,156             97,559
                                                                        ------------         ----------        -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.........................         15,229             49,737            125,275

NET ASSETS
    Beginning of period.............................................        271,394            221,657             96,382
                                                                       ------------         ----------        -----------
    End of period (including accumulated distributions in excess of net investment income of $3,530 at April 30, 2001 and
       undistributed net investment income of $7 at
       December 31, 1999)...........................................   $    286,623         $  271,394        $   221,657
                                                                       ============         ==========        ===========

See accompanying notes which are an integral part of the financial statements.

4 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         2001*      2000**       1999***
                                                       ---------   --------      --------

NET ASSET VALUE, BEGINNING OF PERIOD.................  $   10.24   $   11.38     $   9.80
                                                       ---------   ---------     --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b)................       (.02)       (.04)         .06
   Net realized and unrealized gain (loss)...........       (.94)       (.35)        1.98
                                                       ---------   ---------     --------
       Total income from operations..................       (.96)       (.39)        2.04
                                                       ---------   ---------     --------
DISTRIBUTIONS
   From net investment income........................       (.12)       (.14)        (.30)
   From net realized gain............................       (.08)       (.61)        (.16)
                                                       ---------   ---------     --------
       Total distributions...........................       (.20)       (.75)        (.46)
                                                       ---------   ---------     --------
NET ASSET VALUE, END OF PERIOD.......................  $    9.08   $   10.24     $  11.38
                                                       =========   =========     ========
TOTAL RETURN (%)(c)..................................      (9.48)      (3.37)       21.26

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..........     43,834      43,005       15,860

   Ratios to average net assets (%):
       Operating expenses, net (d)...................       1.00        1.00         1.00
       Operating expenses, gross (d).................       1.21        1.25         1.25
       Net investment income (c).....................       (.21)       (.35)         .59

   Portfolio turnover rate (%).......................      24.08       58.41        76.20

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                               Equity Aggressive Strategy Fund 5

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                                     -------------------------
                                                                                2001*      2000**        1999        1998***
                                                                             ---------   ---------   ------------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $   10.33   $   11.43   $       9.81   $     9.92
                                                                             ---------   ---------   ------------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)(b)(e).........................................         --          --            .06          .01
   Net realized and unrealized gain (loss).................................       (.95)       (.34)          2.01          .10
                                                                             ---------   ---------   ------------   ----------
       Total income from operations........................................       (.95)       (.34)          2.07          .11
                                                                             ---------   ---------   ------------   ----------
DISTRIBUTIONS
   From net investment income..............................................       (.13)       (.15)          (.29)        (.17)
   From net realized gain..................................................       (.08)       (.61)          (.16)        (.05)
                                                                             ---------   ---------   ------------   ----------
       Total distributions.................................................       (.21)       (.76)          (.45)        (.22)
                                                                             ---------   ---------   ------------   ----------
NET ASSET VALUE, END OF PERIOD.............................................  $    9.17   $   10.33   $      11.43   $     9.81
                                                                             =========   =========   ============   ==========
TOTAL RETURN (%)(c)........................................................      (9.28)      (2.90)         21.58         1.17
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................................     13,075      12,592          3,732        4,923

   Ratios to average net assets (%):
       Operating expenses, net (d).........................................        .50         .50            .50          .50
       Operating expenses, gross (d).......................................        .71         .75            .75          .89
       Net investment income (c)...........................................        .05         .01            .64          .01

   Portfolio turnover rate (%).............................................      24.08       58.41          76.20        73.95

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) Less than $.01 per share for the periods ended April 30, 2001 and October 31, 2000.

6 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                      ------------------------------------
                                                                2001*       2000**        1999         1998       1997***
                                                            ----------   ----------   -----------   ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD......................  $    10.28   $    11.39   $      9.80   $    8.83   $    10.00
                                                            ----------   ----------   -----------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)(b)...........................         .02          .03           .10         .03          .09
   Net realized and unrealized gain (loss)................        (.95)        (.35)         2.00        1.18         (.33)
                                                            ----------   ----------   -----------   ---------   ----------
       Total income from operations.......................        (.93)        (.32)         2.10        1.21         (.24)
                                                            ----------   ----------   -----------   ---------   ----------

DISTRIBUTIONS
   From net investment income.............................        (.14)        (.18)         (.35)       (.19)        (.33)
   From net realized gain.................................        (.08)        (.61)         (.16)       (.05)        (.60)
                                                            ----------   ----------   -----------   ---------   ----------
       Total distributions................................        (.22)        (.79)         (.51)       (.24)        (.93)
                                                            ----------   ----------   -----------   ---------   ----------
NET ASSET VALUE, END OF PERIOD............................  $     9.13   $    10.28   $     11.39   $    9.80   $     8.83
                                                            ==========   ==========   ===========   =========   ==========
TOTAL RETURN (%)(c).......................................       (9.17)       (2.75)        21.96       13.75        (2.42)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...............     194,517      190,273       202,066      91,459        2,985

   Ratios to average net assets (%):
       Operating expenses, net (d).............................         .25          .25           .25         .25          .25
       Operating expenses, gross (d)(e)........................         .46          .50           .50         .62           --
       Net investment income (c)...............................         .17          .24           .99         .28          .45

   Portfolio turnover rate (%)..............................       24.08        58.41         76.20       73.95        48.30

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 30, 1997 (commencement of operations) to December
    31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                               Equity Aggressive Strategy Fund 7

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2001*      2000**
                                                           ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $   10.34   $   10.91
                                                           ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b)..........................        .03         .04
   Net realized and unrealized gain (loss)...............       (.95)        .17
                                                           ---------   ---------
       Total income from operations......................       (.92)        .21
                                                           ---------   ---------
DISTRIBUTIONS
   From net investment income............................       (.14)       (.17)
   From net realized gain................................       (.08)       (.61)
                                                           ---------   ---------
       Total distributions...............................       (.22)       (.78)
                                                           ---------   ---------
NET ASSET VALUE, END OF PERIOD...........................  $    9.20   $   10.34
                                                           =========   =========
TOTAL RETURN (%)(c)......................................      (9.02)       1.93
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..............     35,198      25,524

   Ratios to average net assets (%):
       Operating expenses, net (d).......................         .00         .00
       Operating expenses, gross (d).....................         .21         .25
       Net investment income (c).........................         .32         .45

   Portfolio turnover rate (%)...........................       24.08       58.41

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

8 Equity Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        ---------       --------
INVESTMENTS
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

DOMESTIC EQUITIES - 57.8%
Diversified Equity Fund                                 1,646,382        71,733
Quantitative Equity Fund                                1,889,669        71,618
Real Estate Securities Fund                               603,734        16,754
Special Growth Fund                                       838,285        37,471
                                                                        -------
                                                                        197,576
                                                                        -------
INTERNATIONAL EQUITIES - 23.6%
Emerging Markets Fund                                   1,971,210        16,795
International Securities Fund                           1,143,195        64,099
                                                                        -------
                                                                         80,894
                                                                        -------

BONDS - 17.6%
Multistrategy Bond Fund                                 6,141,753        60,251
                                                                        -------

SHORT-TERM INVESTMENTS - 0.7%
Money Market Fund
   due on demand (a)                                    2,327,000         2,327
                                                                        -------

TOTAL INVESTMENTS - 99.7%
(identified cost $367,707)                                              341,048
                                                                        -------

OTHER ASSETS AND LIABILITIES
Other assets                                                              1,558
Liabilities                                                                (468)
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                1,090
                                                                        -------

Net Assets - 100.0%                                                     342,138
                                                                        =======

                                                                        Market
                                                                         Value
                                                                         (000)
                                                                            $
                                                                        --------
NET ASSETS CONSIST OF:
Accumulated distributions in
   excess of net investment income                                       (1,213)
Accumulated net realized gain                                             6,748
   (loss)
Unrealized appreciation
   (depreciation) on investments                                        (26,659)
Shares of beneficial interest                                               356
Additional paid-in capital                                              362,906
                                                                        -------
NET ASSETS                                                              342,138
                                                                        =======
NET ASSET VALUE, offering and
   redemption price per share:
   Class C ($78,385,131 divided by
       8,179,408 shares of $.01 par
       value shares of beneficial
       interest outstanding)                                            $  9.58
                                                                        =======
   Class D ($13,301,922 divided by
       1,379,576 shares of $.01 par
       value shares of beneficial
       interest outstanding)                                            $  9.64
                                                                        =======
   Class E ($193,623,389 divided by
       20,150,206 shares of $.01 par
       value shares of beneficial
       interest outstanding)                                            $  9.61
                                                                        =======
   Class S ($56,827,341 divided by
       5,890,419 shares of $.01 par
       value shares of beneficial
       interest outstanding)                                            $  9.65
                                                                        =======

(a) At amortized cost, which approximates market.

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Strategy Fund 9

AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                      FOR THE SIX MONTHS ENDED
                                                          APRIL 30, 2001
                                                            (UNAUDITED)
                                                      ------------------------
INVESTMENT INCOME
   Income distributions from Underlying Funds.......                  $   2,623

EXPENSES
   Advisory fees....................................   $    313
   Administrative fees..............................         13
   Distribution fees - Class C......................        261
   Distribution fees - Class D......................         15
   Shareholder servicing fees - Class C.............         87
   Shareholder servicing fees - Class D.............         15
   Shareholder servicing fees - Class E.............        236
                                                      ---------
   Expenses before reductions.......................        940
   Expense reductions...............................       (326)
                                                      ---------
       Expenses, net................................                        614
                                                                      ---------
Net investment income...............................                      2,009
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments.......................................      (531)

   Capital gain distributions from Underlying Funds..     8,803           8,272
                                                                      ---------
Net change in unrealized appreciation
   (depreciation) on investments.....................                   (28,923)
                                                                      ---------
Net realized and unrealized gain (loss)..............                   (20,651)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.                $ (18,642)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

10 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      SIX MONTHS
                                                                  ENDED APRIL 30, 2001     TEN MONTHS ENDED       YEAR ENDED
                                                                      (UNAUDITED)          OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                 ---------------------   -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.......................................  $               2,009   $             2,457           $   2,150
   Net realized gain (loss)....................................                  8,272                 3,397              11,028
   Net change in unrealized appreciation (depreciation)........                (28,923)              (10,444)             11,617
                                                                 ---------------------   -------------------  ------------------
       Net increase (decrease) in net assets from operations...                (18,642)               (4,590)             24,795
                                                                 ---------------------   -------------------  ------------------

DISTRIBUTIONS
   From net investment income
       Class C.................................................                   (516)                 (753)               (503)
       Class D.................................................                   (116)                 (151)               (143)
       Class E.................................................                 (2,075)               (4,183)             (4,608)
       Class S.................................................                   (515)                 (210)                 --
   From net realized gain
       Class C.................................................                   (297)               (1,401)                (22)
       Class D.................................................                    (51)                 (218)                (67)
       Class E.................................................                   (818)               (6,343)             (1,243)
       Class S.................................................                   (173)                  (86)                 --
                                                                 ---------------------   -------------------  ------------------
       Net decrease in net assets from distributions...........                 (4,561)              (13,345)             (6,586)
                                                                 ---------------------   -------------------  ------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from
       share transactions......................................                 56,481               123,657             119,092
                                                                 ---------------------   -------------------  ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS....................                 33,278               105,722             137,301

NET ASSETS
   Beginning of period.........................................                308,860               203,138              65,837
                                                                 ---------------------   -------------------  ------------------
   End of period (including accumulated distributions in
       excess of net investment income of $1,213 at
       April 30, 2001 and $188 at December 31, 1999)...........  $             342,138   $           308,860  $          203,138
                                                                 =====================   ===================  ==================


  See accompanying notes which are an integral part of the financial statements.

                                                     Aggressive Strategy Fund 11

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2001*       2000**     1999***
                                                             ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................  $   10.35   $   11.15   $    10.11
                                                             ---------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)(b)............................        .03         .05          .13
   Net realized and unrealized gain (loss).................       (.69)       (.29)        1.36
                                                             ---------   ---------   ----------

       Total income from operations........................       (.66)       (.24)        1.49
                                                             ---------   ---------   ----------

DISTRIBUTIONS
   From net investment income..............................       (.07)       (.18)        (.29)
   From net realized gain..................................       (.04)       (.38)        (.16)
                                                             ---------   ---------   ----------

   Total distributions.....................................       (.11)       (.56)        (.45)
                                                             ---------   ---------   ----------

NET ASSET VALUE, END OF PERIOD.............................  $    9.58   $   10.35   $    11.15
                                                             =========   =========   ==========

TOTAL RETURN (%)(c)........................................      (6.34)      (2.15)       15.21

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................     78,385      67,296       29,365

   Ratios to average net assets (%):
       Operating expenses, net (d)........................       1.00        1.00         1.00
       Operating expenses, gross (d)......................       1.21        1.25         1.25
       Net investment income (c)..........................        .33         .43         1.50

   Portfolio turnover rate (%)............................      16.25       40.57        71.44

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

12 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                       YEARS ENDED DECEMBER 31,
                                                                                                       ------------------------
                                                                                2001*      2000**         1999        1998***
                                                                             ---------   ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $   10.41   $   11.20     $    9.95     $   10.09
                                                                             ---------   ---------     ---------     ---------

INCOME FROM OPERATIONS
   Net investment income (a)(b)............................................        .06         .09           .15           .13
   Net realized and unrealized gain (loss).................................       (.68)       (.28)         1.57          (.05)
                                                                             ---------   ---------     ---------     ---------
       Total income from operations........................................       (.62)       (.19)         1.72           .08
                                                                             ---------   ---------     ---------     ---------

DISTRIBUTIONS
   From net investment income..............................................       (.10)       (.22)         (.31)         (.21)
   From net realized gain..................................................       (.04)       (.38)         (.16)         (.01)
                                                                             ---------   ---------     ---------     ---------

       Total distributions.................................................       (.14)       (.60)         (.47)         (.22)
                                                                             ---------   ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD.............................................  $    9.64   $   10.41     $   11.20     $    9.95
                                                                             =========   =========     =========     =========
TOTAL RETURN (%)(c)........................................................      (6.09)      (1.72)        17.69           .96

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................................     13,302      12,628         6,096         3,649

   Ratios to average net assets (%):.......................................
       Operating expenses, net (d).........................................        .50         .50           .50           .50
       Operating expenses, gross (d).......................................        .71         .75           .75           .93
       Net investment income (c)...........................................        .60         .81          1.48          1.35

   Portfolio turnover rate (%).............................................      16.25       40.57         71.44         93.08

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 13

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                             YEARS ENDED
                                                                                             DECEMBER 31,
                                                                                  ----------------------------------
                                                           2001*       2000**        1999        1998       1997***
                                                        ----------   ----------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $    10.38   $    11.17   $     9.94   $    9.14   $   10.00
                                                        ----------   ----------   ----------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b).......................         .07          .11          .18         .19         .10
   Net realized and unrealized gain (loss)............        (.69)        (.28)        1.56         .87        (.11)
                                                        ----------   ----------   ----------   ---------   ---------
       Total income from operations...................        (.62)        (.17)        1.74        1.06        (.01)
                                                        ----------   ----------   ----------   ---------   ---------

DISTRIBUTIONS
   From net investment income.........................        (.11)        (.24)        (.35)       (.25)       (.31)
   From net realized gain.............................        (.04)        (.38)        (.16)       (.01)       (.54)
                                                        ----------   ----------   ----------   ---------   ---------
       Total distributions............................        (.15)        (.62)        (.51)       (.26)       (.85)
                                                        ----------   ----------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD........................  $     9.61   $    10.38   $    11.17   $    9.94   $    9.14
                                                        ==========   ==========   ==========   =========   =========
TOTAL RETURN (%)(c)...................................       (5.97)       (1.50)       17.95       11.69        (.19)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........     193,624      193,351      167,677      62,188       5,307

   Ratios to average net assets (%):
       Operating expenses, net (d)....................         .25          .25          .25         .25         .25
       Operating expenses, gross (d)(e)...............         .46          .50          .50         .66          --
       Net investment income (c)......................         .71         1.04         1.73        1.88         .97

   Portfolio turnover rate (%)........................       16.25        40.57        71.44       93.08       56.88

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 16, 1997 (commencement of operations) to December
    31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

14 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                           2001*      2000**
                                                        ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $   10.41    $   10.82
                                                        ---------    ---------

INCOME FROM OPERATIONS
   Net investment income (a)(b).......................        .08          .11
   Net realized and unrealized gain (loss)............       (.68)         .09
                                                        ---------    ---------
       Total income from operations...................       (.60)         .20
                                                        ---------    ---------

DISTRIBUTIONS
   From net investment income.........................       (.12)        (.23)
   From net realized gain.............................       (.04)        (.38)
                                                        ---------    ---------
       Total distributions............................       (.16)        (.61)
                                                        ---------    ---------

NET ASSET VALUE, END OF PERIOD........................  $    9.65    $   10.41
                                                        =========    =========

TOTAL RETURN (%)(c)...................................      (5.75)        1.59

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........     56,827       35,585

   Ratios to average net assets (%):
       Operating expenses, net (d)....................        .00          .00
       Operating expenses, gross (d)..................        .21          .25
       Net investment income (c)......................        .82         1.15

   Portfolio turnover rate (%)........................      16.25        40.57

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 15

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                        ---------       -------
INVESTMENTS
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

DOMESTIC EQUITIES - 42.7%
Diversified Equity Fund                                 1,930,289        84,103
Quantitative Equity Fund                                2,214,364        83,924
Real Estate Securities Fund                               922,431        25,597
Special Growth Fund                                       597,575        26,712
                                                                        -------
                                                                        220,336
                                                                        -------

INTERNATIONAL EQUITIES - 16.8%
Emerging Markets Fund                                   1,813,167        15,448
International Securities Fund                           1,264,691        70,911
                                                                        -------
                                                                         86,359
                                                                        -------

BONDS - 40.1%
Diversified Bond Fund                                   5,540,215       126,926
Multistrategy Bond Fund                                 8,125,054        79,708
                                                                        -------
                                                                        206,634
                                                                        -------

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund
   due on demand (a)                                      643,000           643
                                                                        -------

TOTAL INVESTMENTS - 99.7%
(identified cost $531,977)                                              513,972
                                                                        -------

OTHER ASSETS AND LIABILITIES
Other assets                                                              2,226
Liabilities                                                                (719)
                                                                        -------

TOTAL OTHER ASSETS AND LIABILITIES,
   Net - 0.3%                                                             1,507
                                                                         ------

NET ASSETS - 100.0%                                                     515,479
                                                                        =======
                                                                         MARKET
                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                        -------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                                   (921)
Accumulated net realized gain (loss)                                      4,265
Unrealized appreciation (depreciation)
   on investments                                                       (18,005)
Shares of beneficial interest                                               528
Additional paid-in capital                                              529,612
                                                                        -------

NET ASSETS                                                              515,479
                                                                        =======

NET ASSET VALUE, offering and redemption
   price per share:
   Class C ($110,623,156 divided
       by 11,357,638 shares of $.01 par
       value shares of beneficial interest
       outstanding)                                                     $   9.74
                                                                        ========
   Class D ($21,949,547 divided
       by 2,242,518 shares of $.01 par
       value shares of beneficial
       interest outstanding)                                            $   9.79
                                                                        ========
   Class E ($314,722,523 divided
       by 32,237,388 shares of $.01 par
       value shares of beneficial interest
       outstanding)                                                     $   9.76
                                                                        ========
   Class S ($68,184,226 divided
       by 6,962,528 shares of $.01 par
       value shares of beneficial interest
       outstanding)                                                     $   9.79
                                                                        ========

(a) At amortized cost, which approximates market.

See accompanying notes which are an integral part of the financial statements.

16 Balanced Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands        For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Income distributions from Underlying Funds.............             $  6,832

EXPENSES
   Advisory fees..........................................  $  462
   Administrative fees....................................      18
   Distribution fees - Class C............................     336
   Distribution fees - Class D............................      23
   Shareholder servicing fees - Class C...................     112
   Shareholder servicing fees - Class D...................      23
   Shareholder servicing fees - Class E...................     380
                                                            ------
   Expenses before reductions.............................   1,354
   Expense reductions.....................................    (480)
                                                            ------
       Expenses, net......................................                  874
                                                                       --------
Net investment income.....................................                5,958
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments............................................    (995)
   Capital gain distributions from Underlying Funds.......   7,917        6,922
                                                            ------
Net change in unrealized appreciation (depreciation)
   on investments.........................................              (24,928)
                                                                       --------
Net realized and unrealized gain (loss)...................              (18,006)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....             $(12,048)
                                                                       --------



See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 17

BALANCED STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2001     TEN MONTHS ENDED         YEAR ENDED
                                                                      (UNAUDITED)      OCTOBER 31, 2000      DECEMBER 31, 1999
                                                                   ----------------    ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.........................................  $          5,958    $          7,542     $            7,541
   Net realized gain (loss)......................................             6,922               2,996                 14,626
   Net change in unrealized appreciation (depreciation)..........           (24,928)             (7,255)                10,880
                                                                   ----------------    ----------------     ------------------
      Net increase (decrease) in net assets from operations......           (12,048)              3,283                 33,047
                                                                   ----------------    ----------------     ------------------

DISTRIBUTIONS
   From net investment income
      Class C....................................................            (1,071)             (1,365)                  (788)
      Class D....................................................              (261)               (242)                  (230)
      Class E....................................................            (4,689)             (8,615)               (10,742)
      Class S....................................................              (858)               (379)                    --
   From net realized gain
      Class C....................................................              (258)             (1,484)                   (14)
      Class D....................................................               (50)               (288)                   (55)
      Class E....................................................              (905)             (9,187)                (2,339)
      Class S....................................................              (141)                (49)                    --
                                                                   ----------------    ----------------     ------------------
         Net decrease in net assets from distributions...........           (8,233)             (21,609)               (14,168)
                                                                   ---------------     ----------------     ------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions           103,943              106,201                159,001
                                                                   ---------------     ----------------     ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................           83,662               87,875                177,880

NET ASSETS
   Beginning of period...........................................          431,817              343,942                166,062
                                                                   ---------------     ----------------     ------------------
   End of period (including accumulated distributions
    in excess of net investment income of
    921 at April 30, 2001)......................................   $       515,479     $        431,817     $          343,942
                                                                   ===============     ================     ==================

See accompanying notes which are an integral part of the financial statements.

18 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            2001*      2000**      1999***
                                                                                          --------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................    $  10.20     $ 10.72     $ 10.26
                                                                                          --------     -------     -------
INCOME FROM OPERATIONS
   Net investment income (a)(b).......................................................         .09         .15         .25
   Net realized and unrealized gain (loss)............................................        (.40)       (.11)        .70
                                                                                          --------     -------     -------
      Total income from operations....................................................        (.31)        .04         .95
                                                                                          --------     -------     -------

DISTRIBUTIONS
   From net investment income.........................................................        (.12)       (.24)       (.37)
   From net realized gain.............................................................        (.03)       (.32)       (.12)
                                                                                          --------     -------     -------
      Total distributions.............................................................        (.15)       (.56)       (.49)
                                                                                          --------     -------     -------

NET ASSET VALUE, END OF PERIOD........................................................    $   9.74     $ 10.20     $ 10.72
                                                                                          ========     =======     =======

TOTAL RETURN (%)(c)...................................................................       (3.06)        .43        9.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........................................     110,623      81,188      39,325

   Ratios to average net assets (%):
      Operating expenses, net (d).....................................................        1.00        1.00        1.00
      Operating expenses, gross (d)...................................................        1.21        1.25        1.25
      Net investment income (c).......................................................         .96        1.43        2.96

   Portfolio turnover rate (%)........................................................       21.00       31.70       64.63

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                       Balanced Strategy Fund 19

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                         2001*       2000**       1999        1998***
                                                        -------     -------      ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD...............     $ 10.25     $ 10.77      $10.13       $10.22
                                                        -------     -------      ------       ------
INCOME FROM OPERATIONS
   Net investment income (a)(b)....................         .12         .17         .30          .24
   Net realized and unrealized gain (loss).........        (.41)       (.09)        .84          .07
                                                        -------     -------      ------       ------
      Total income from operations.................        (.29)        .08        1.14          .31
                                                        -------     -------      ------       ------
DISTRIBUTIONS
   From net investment income......................        (.14)       (.28)       (.38)        (.37)
   From net realized gain..........................        (.03)       (.32)       (.12)        (.03)
                                                        -------     -------      ------       ------
      Total distributions..........................        (.17)       (.60)       (.50)        (.40)
                                                        -------     -------      ------       ------
NET ASSET VALUE, END OF PERIOD.....................     $  9.79     $ 10.25      $10.77       $10.13
                                                        =======     =======      ======       ======
TOTAL RETURN (%)(c)................................       (2.80)        .84       11.64         3.23

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........      21,950      17,296       9,075        4,953

   Ratios to average net assets (%):
      Operating expenses, net (d)..................         .50         .50         .50          .50
      Operating expenses, gross (d)................         .71         .75         .75          .86
      Net investment income (c)....................        1.24        1.67        3.07         2.46

   Portfolio turnover rate (%).....................       21.00       31.70       64.63        78.85

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

20 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                ---------------------------------
                                                       2001*       2000**         1999         1998       1997***
                                                     --------     --------      --------     --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  10.22     $  10.74      $  10.12     $   9.46      $10.00
                                                     --------     --------      --------     --------      ------
INCOME FROM OPERATIONS
   Net investment income (a)(b)....................       .13          .21           .30          .31         .09
   Net realized and unrealized gain (loss).........      (.41)        (.11)          .86          .78         .02
                                                     --------     --------      --------     --------      ------
      Total income from operations.................      (.28)         .10          1.16         1.09         .11
                                                     --------     --------      --------     --------      ------
DISTRIBUTIONS
   From net investment income......................      (.15)        (.30)         (.42)        (.40)       (.24)
   From net realized gain..........................      (.03)        (.32)         (.12)        (.03)       (.41)
                                                     --------     --------      --------     --------      ------
      Total distributions..........................      (.18)        (.62)         (.54)        (.43)       (.65)
                                                     --------     --------      --------     --------      ------
NET ASSET VALUE, END OF PERIOD.....................  $   9.76     $  10.22      $  10.74     $  10.12      $ 9.46
                                                     ========     ========      ========     ========      ======
TOTAL RETURN (%)(c)................................     (2.70)        1.04         11.80        11.66        1.04

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........   314,722      296,435       295,542      161,108       3,554

   Ratios to average net assets (%):
      Operating expenses, net (d)..................       .25          .25           .25          .25         .25
      Operating expenses, gross (d)(e).............       .46          .50           .50          .61          --
      Net investment income (c)....................      1.35         2.02          2.89         3.05        1.30

   Portfolio turnover rate (%).....................     21.00        31.70         64.63        78.85       29.58

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 16, 1997 (commencement of operations) to
    December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                       Balanced Strategy Fund 21

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                      2001*       2000**
                                                     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $ 10.25     $ 10.45
                                                     -------     -------
INCOME FROM OPERATIONS
   Net investment income (a)(b)....................      .14         .19
   Net realized and unrealized gain (loss).........     (.41)        .23
                                                     -------     -------
      Total income from operations.................     (.27)        .42
                                                     -------     -------
DISTRIBUTIONS
   From net investment income......................     (.16)       (.30)
   From net realized gain..........................     (.03)       (.32)
                                                     -------     -------
      Total distributions..........................     (.19)       (.62)
                                                     -------     -------
NET ASSET VALUE, END OF PERIOD.....................  $  9.79     $ 10.25
                                                     =======     =======
TOTAL RETURN (%)(c)................................    (2.59)       4.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)........   68,184      36,898

   Ratios to average net assets (%):
      Operating expenses, net (d)..................      .00         .00
      Operating expenses, gross (d)................      .21         .25
      Net investment income (c)....................     1.42        2.05

   Portfolio turnover rate (%).....................    21.00       31.70


*   For the six months ended April 30, 2001 (Unaudited).
**  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

22 Balanced Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                         NUMBER           VALUE
                                                           OF             (000)
                                                         SHARES             $
                                                        --------        -------
INVESTMENTS
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

DOMESTIC EQUITIES - 29.8%
Diversified Equity Fund                                  245,875         10,713
Quantitative Equity Fund                                 283,560         10,747
Real Estate Securities Fund                              170,415          4,729
Special Growth Fund                                       42,719          1,910
                                                                        -------
                                                                         28,099
                                                                        -------

INTERNATIONAL EQUITIES - 10.7%
Emerging Markets Fund                                    212,560          1,811
International Securities Fund                            148,394          8,320
                                                                        -------
                                                                         10,131
                                                                        -------

BONDS - 59.0%
Diversified Bond Fund                                  1,083,693         24,827
Short Term Bond Fund                                   1,649,630         30,832
                                                                        -------
                                                                         55,659
                                                                        -------

TOTAL INVESTMENTS - 99.5%
(identified cost $94,474)                                                93,889
                                                                        -------

OTHER ASSETS AND LIABILITIES
Other assets                                                                795
Liabilities                                                                (355)
                                                                        -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                                  440
                                                                        -------
NET ASSETS - 100.0%                                                      94,329
                                                                        =======
                                                                         Market
                                                                          Value
                                                                          (000)
                                                                            $
                                                                        ------
NET ASSETS CONSIST OF:
Accumulated distributions in
   excess of net investment income                                          (73)
Accumulated distributions in
   excess of net realized gain                                             (148)
Unrealized appreciation
   (depreciation) on investments                                           (585)
Shares of beneficial interest                                                94
Additional paid-in capital                                               95,041
                                                                         ------
NET ASSETS                                                               94,329
                                                                         ======

NET ASSET VALUE, offering and redemption
   price per share:
   Class C ($14,643,585 divided by 1,464,659
       shares of $.01 par value shares of
       beneficial interest outstanding)                                 $ 10.00
                                                                        =======
   Class D ($3,453,646 divided by 343,917
       shares of $.01 par value shares of
       beneficial interest outstanding)                                 $ 10.04
                                                                        =======
   Class E ($60,330,920 divided by 6,034,565
       shares of $.01 par value shares of
       beneficial interest outstanding)                                 $ 10.00
                                                                        =======
   Class S ($15,901,193 divided by 1,587,507
       shares of $.01 par value shares of
       beneficial interest outstanding)                                 $ 10.02
                                                                        =======

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 23

MODERATE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands
                             For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds..........................  $1,407

EXPENSES
   Advisory fees.............................................  $     78
   Administrative fees.......................................         3
   Distribution fees - Class C...............................        41
   Distribution fees - Class D...............................         4
   Shareholder servicing fees - Class C......................        14
   Shareholder servicing fees - Class D......................         4
   Shareholder servicing fees - Class E......................        67
                                                              ---------
   Expenses before reductions...............................        211
   Expense reductions.......................................        (81)
                                                              ---------

      Expenses, net....................................................     130
                                                                          -----
Net investment income..................................................   1,277
                                                                          -----

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................       (207)
   Capital gain distributions from Underlying Funds.........        717     510
                                                              ---------
Net change in unrealized appreciation (depreciation) on investments....  (1,556)
                                                                        -------
Net realized and unrealized gain (loss)................................  (1,046)
                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................. $   231
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands



                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2001       TEN MONTHS ENDED        YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31, 2000     DECEMBER 31, 1999
                                                                   ----------------      ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income.........................................  $          1,277      $          1,668     $            1,453
   Net realized gain (loss)......................................               510                   170                  1,371
   Net change in unrealized appreciation (depreciation)..........            (1,556)                 (242)                   656
                                                                   ----------------      ----------------     ------------------
      Net increase (decrease) in net assets from operations......               231                 1,596                  3,480
                                                                   ----------------      ----------------     ------------------

DISTRIBUTIONS
   From net investment income
      Class C....................................................              (156)                   (211)                 (86)
      Class D....................................................               (51)                    (66)                 (61)
      Class E....................................................              (961)                 (1,575)              (1,721)
      Class S....................................................              (182)                   (103)                   --
   From net realized gain
      Class C....................................................               (19)                   (113)                  (12)
      Class D....................................................                (5)                    (30)                  (14)
      Class E....................................................               (92)                   (890)                 (274)
      Class S....................................................               (14)                     (7)                   --
                                                                   ----------------      ------------------   -------------------

         Net decrease in net assets from distributions...........            (1,480)                 (2,995)               (2,168)
                                                                   ----------------      ------------------   -------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
    transactions.................................................            24,627                 21,495                29,190
                                                                   ----------------      -----------------    ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......................            23,378                 20,096                30,502

NET ASSETS
   Beginning of period...........................................            70,951                 50,855                20,353
                                                                   ----------------      -----------------    ------------------
   End of period (including accumulated distributions in excess of net investment income of $73 at April 30, 2001 and $6 at
    December 31, 1999)...........................................  $         94,329      $          70,951    $           50,855
                                                                   ================      =================    ==================

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 25

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                      2001*            2000**           1999***
                                                  -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $     10.20       $     10.46       $     10.15
                                                  -----------       -----------       -----------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ................          .13               .24               .32
                                                  -----------       -----------       -----------
   Net realized and unrealized gain (loss) .....         (.17)             (.02)              .48
                                                  -----------       -----------       -----------
      Total income from operations .............         (.04)              .22               .80
                                                  -----------       -----------       -----------
DISTRIBUTIONS
   From net investment income ..................         (.14)             (.28)             (.40)
   From net realized gain ......................         (.02)             (.20)             (.09)
                                                  -----------       -----------       -----------
      Total distributions ......................         (.16)             (.48)             (.49)
                                                  -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD .................  $     10.00       $     10.20       $     10.46
                                                  ===========       ===========       ===========
TOTAL RETURN (%)(c) ............................         (.36)             2.20              8.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....       14,643            10,392            4,139

   Ratios to average net assets (%):
      Operating expenses, net (d) ..............         1.00              1.00             1.00
      Operating expenses, gross (d) ............         1.21              1.25             1.25
      Net investment income (c) ................         1.31              2.30             3.35

   Portfolio turnover rate (%) .................        13.55             39.55           120.04


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

26 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  YEARS ENDED DECEMBER 31,
                                                                                 --------------------------
                                                        2001*        2000**          1999         1998***
                                                   -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD ............  $     10.24    $     10.49    $     10.15    $     10.18
                                                   -----------    -----------    -----------    -----------
INCOME FROM OPERATIONS
   Net investment income (a)(b) .................          .16            .28            .33            .26
   Net realized and unrealized gain (loss) ......         (.17)          (.02)           .50            .09
                                                   -----------    -----------    -----------    -----------
      Total income from operations ..............         (.01)           .26            .83            .35
                                                   -----------    -----------    -----------    -----------
DISTRIBUTIONS
   From net investment income ...................         (.17)          (.31)          (.40)          (.37)
   From net realized gain .......................         (.02)          (.20)          (.09)          (.01)
                                                   -----------    -----------    -----------    -----------
      Total distributions .......................         (.19)          (.51)          (.49)          (.38)
                                                   -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD ..................  $     10.04    $     10.24    $     10.49    $     10.15
                                                   ===========    ===========    ===========    ===========
TOTAL RETURN (%)(c) .............................         (.14)          2.65           8.40           3.57

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .....        3,454          3,157          1,367          1,780

   Ratios to average net assets (%):
      Operating expenses, net (d) ...............          .50            .50            .50            .50
      Operating expenses, gross (d) .............          .71            .75            .75           1.01
      Net investment income (c) .................         1.63           2.66           3.28           2.65

   Portfolio turnover rate (%) ..................        13.55          39.55         120.04         175.58


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 27

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                 -----------------------------------
                                                          2001*      2000**        1999         1998        1997***
                                                       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................  $   10.20    $   10.46   $     10.15   $    9.61    $   10.00
                                                       ---------    ---------    ---------    ---------    ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b) .....................        .17          .28          .40          .39          .07
   Net realized and unrealized gain (loss)(f ) ......       (.17)          --          .46          .57         (.08)
                                                       ---------    ---------    ---------    ---------    ---------
      Total income from operations ..................         --          .28          .86          .96         (.01)
                                                       ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS
   From net investment income .......................       (.18)        (.34)        (.46)        (.41)        (.14)
   From net realized gain ...........................       (.02)        (.20)        (.09)        (.01)        (.24)
                                                       ---------    ---------    ---------    ---------    ---------
      Total distributions ...........................       (.20)        (.54)        (.55)        (.42)        (.38)
                                                       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ......................  $   10.00    $   10.20    $   10.46    $   10.15    $    9.61
                                                       =========    =========    =========    =========    =========
TOTAL RETURN (%)(c) .................................        .00         2.81         8.65        10.19         (.06)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .........     60,331       49,818       45,350       18,573          385

   Ratios to average net assets (%):
      Operating expenses, net (d) ...................        .25          .25          .25          .25          .25
      Operating expenses, gross (d)(e) ..............        .46          .50          .50          .94           --
      Net investment income (c) .....................       1.67         2.77         3.87         3.71         1.01

   Portfolio turnover rate (%) ......................      13.55        39.55       120.04       175.58         9.66


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period October 2, 1997 (commencement of operations) to December 31,
    1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f) Less than $.01 per share for the period ended October 31, 2000.

28 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2001*            2000**
                                                         -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD ..................  $     10.21       $     10.27
                                                         -----------       -----------

INCOME FROM OPERATIONS
   Net investment income (a)(b) .......................          .17               .29
   Net realized and unrealized gain (loss) ............         (.15)              .19
                                                         -----------       -----------

      Total income from operations ....................          .02               .48
                                                         -----------       -----------

DISTRIBUTIONS
   From net investment income .........................         (.19)             (.34)
   From net realized gain .............................         (.02)             (.20)
                                                         -----------       -----------

      Total distributions .............................         (.21)             (.54)
                                                         -----------       -----------

NET ASSET VALUE, END OF PERIOD ........................  $     10.02       $     10.21
                                                         ===========       ===========

TOTAL RETURN (%)(c) ...................................          .20              4.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........       15,901             7,584

   Ratios to average net assets (%):
      Operating expenses, net (d) .....................          .00               .00
      Operating expenses, gross (d) ...................          .21               .25
      Net investment income (c) .......................         1.68              3.12

   Portfolio turnover rate (%) ........................        13.55             39.55


*   For the six months ended April 30, 2001 (Unaudited).
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 29

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                    NUMBER               VALUE
                                                      OF                 (000)
                                                    SHARES                 $
                                                 ---------             ---------
INVESTMENTS
Portfolios of the Frank Russell Investment
   Company Series Mutual
   Fund - Class S Shares

DOMESTIC EQUITIES - 16.3%
Diversified Equity Fund                              37,900               1,651
Quantitative Equity Fund                             52,349               1,984
Real Estate Securities Fund                          59,004               1,638
                                                                      ---------
                                                                          5,273
                                                                      ---------
INTERNATIONAL EQUITIES - 6.0%
Emerging Markets Fund                                38,872                 331
International Securities Fund                        28,930               1,622
                                                                      ---------
                                                                          1,953
                                                                      ---------
BONDS - 77.4%
Diversified Bond Fund                               251,036               5,751
Short Term Bond Fund                              1,034,516              19,335
                                                                      ---------
                                                                         25,086
                                                                      ---------
TOTAL INVESTMENTS - 99.7%
(identified cost $31,797)                                                32,312
                                                                      ---------
OTHER ASSETS AND LIABILITIES
Other assets                                                                126
Liabilities                                                                 (26)
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  100
                                                                      ---------
NET ASSETS - 100.0%                                                      32,412
                                                                      =========

                                                                         MARKET
                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                       ---------
NET ASSETS CONSIST OF:
Accumulated distributions in
 excess of
 net investment income                                                       (8)
Accumulated distributions in
 excess of
 net realized gain                                                         (364)
Unrealized appreciation
 (depreciation)
 on investments                                                             515
Shares of beneficial interest                                                31
Additional paid-in capital                                               31,968
                                                                      ---------
NET ASSETS                                                               32,142
                                                                      =========
NET ASSET VALUE,  offering and redemption price
 per share:
 Class C ($5,219,896 divided by 510,581
  shares of $.01 par value shares of
  beneficial interest outstanding)                                    $   10.22
                                                                      =========
 Class D ($3,706,034 divided by 360,210
  shares of $.01 par value shares of
  beneficial interest outstanding)                                    $   10.29
                                                                      =========
 Class E ($17,712,034 divided by 1,728,602
  shares of $.01 par value shares of
  beneficial interest outstanding)                                    $   10.25
                                                                      =========
 Class S ($5,503,593 divided by 535,705
  shares of $.01 par value shares of
  beneficial interest outstanding)                                    $   10.27
                                                                      =========


See accompanying notes which are an integral part of the financial statements.

30 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2001 (Unaudited)


INVESTMENT INCOME
   Income distributions from Underlying Funds ...................     $     523

EXPENSES
   Advisory fees ......................................  $     24
   Administrative fees ................................         1
   Distribution fees - Class C ........................        13
   Distribution fees - Class D ........................         2
   Shareholder servicing fees - Class C ...............         4
   Shareholder servicing fees - Class D ...............         2
   Shareholder servicing fees - Class E ...............        20
                                                         --------
   Expenses before reductions .........................        66
   Expense reductions .................................       (25)
                                                         --------
      Expenses, net .............................................            41
                                                                      ---------
Net investment income ...........................................           482
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ........................................      (156)
   Capital gain distributions from Underlying Funds ...        94           (62)
                                                         --------
Net change in unrealized appreciation (depreciation)
   on investments ...............................................           272
                                                                      ---------
Net realized and unrealized gain (loss) .........................           210
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........     $     692
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund 31

CONSERVATIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                       SIX MONTHS ENDED
                                                                        APRIL 30, 2001       TEN MONTHS ENDED      YEAR ENDED
                                                                         (UNAUDITED)         OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                       ----------------      ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................  $            482      $            618    $             682
   Net realized gain (loss) .........................................               (62)                 (139)                 236
   Net change in unrealized appreciation (depreciation) .............               272                   258                  (77)
                                                                       ----------------      ----------------    -----------------

      Net increase (decrease) in net assets from operations .........               692                   737                  841
                                                                       ----------------      ----------------    -----------------

DISTRIBUTIONS
   From net investment income
      Class C .......................................................               (64)                  (67)                 (49)
      Class D .......................................................               (28)                  (30)                 (54)
      Class E .......................................................              (326)                 (519)                (864)
      Class S .......................................................               (72)                  (52)                  --
   From net realized gain
      Class C .......................................................                --                    --                   (4)
      Class D .......................................................                --                    --                   (4)
      Class E .......................................................                --                    --                  (62)
                                                                       ----------------      ----------------    -----------------

         Net decrease in net assets from distributions ..............              (490)                 (668)              (1,037)
                                                                       ----------------      ----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....            11,559                   739               14,740
                                                                       ----------------      ----------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................            11,761                   808               14,544
NET ASSETS
   Beginning of period ..............................................            20,381                19,573                5,029
                                                                       ----------------      ----------------    -----------------
   End of period (including accumulated distributions in excess
    of net investment income of $8 at April 30, 2001) ...............  $         32,142      $         20,381    $          19,573
                                                                       ================      ================    =================

See accompanying notes which are an integral part of the financial statements.

32 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                               2001*           2000**      1999***
                                                            -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $     10.17    $     10.12    $     10.26
                                                            -----------    -----------    -----------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ..........................          .16            .31            .43
   Net realized and unrealized gain (loss) ...............          .07            .07            .04
                                                            -----------    -----------    -----------
      Total income from operations .......................          .23            .38            .47
                                                            -----------    -----------    -----------
DISTRIBUTIONS
   From net investment income ............................         (.18)          (.33)          (.56)
   From net realized gain ................................           --             --           (.05)
                                                            -----------    -----------    -----------
      Total distributions ................................         (.18)          (.33)          (.61)
                                                            -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD ...........................  $     10.22    $     10.17    $     10.12
                                                            ===========    ===========    ===========
TOTAL RETURN (%)(c) ......................................         2.31           3.76           4.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..............        5,220          2,500          1,697

   Ratios to average net assets (%):
      Operating expenses, net (d) ........................         1.00           1.00           1.00
      Operating expenses, gross (d) ......................         1.21           1.25           1.25
      Net investment income (c) ..........................         1.63           3.04           4.77

   Portfolio turnover rate (%) ...........................        32.75          53.89         125.01


*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                   Conservative Strategy Fund 33

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  YEARS ENDED DECEMBER 31,
                                                                 --------------------------
                                            2001*      2000**         1999        1998***
                                          --------   ---------   -------------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  10.21   $   10.16   $       10.25   $    10.20
                                          --------   ---------   -------------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)(b).........       .17         .33             .44          .32
   Net realized and unrealized gain
    (loss)..............................       .11         .09             .08          .06
                                          --------   ---------   -------------   ----------
      Total income from operations......       .28         .42             .52          .38
                                          --------   ---------   -------------   ----------
DISTRIBUTIONS
   From net investment income...........      (.20)       (.37)           (.56)        (.33)
   From net realized gain...............        --          --            (.05)          --
                                          --------   ---------   -------------   ----------
      Total distributions...............      (.20)       (.37)           (.61)        (.33)
                                          --------   ---------   -------------   ----------
NET ASSET VALUE, END OF PERIOD..........  $  10.29   $   10.21   $       10.16   $    10.25
                                          ========   =========   =============   ==========
TOTAL RETURN (%)(c).....................      2.72        4.20            5.18         3.77

Ratios/Supplemental Data:
   Net Assets, end of period
    (in thousands)......................     3,706       1,162           1,001          618

   RATIOS TO AVERAGE NET ASSETS (%):
      Operating expenses, net (d).......       .50         .50             .50          .50
      Operating expenses, gross (d).....       .71         .75             .75         1.73
      Net investment income (c).........      1.66        3.27            4.24         3.09

   Portfolio turnover rate (%)..........     32.75       53.89          125.01       169.79

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

34 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                          -----------------------------------------
                                                                    2001*       2000**        1999         1998           1997***
                                                                  ---------   ---------   ------------   ---------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD............................  $   10.19   $   10.14   $      10.24   $    9.88      $     10.00
                                                                  ---------   ---------   ------------   ---------      -----------
INCOME FROM OPERATIONS

   Net investment income (a)(b).................................        .21         .34            .49         .46              .07
   Net realized and unrealized gain (loss)......................        .06         .10            .06         .29              .07
                                                                  ---------   ---------   ------------   ---------      -----------
      Total income from operations..............................        .27         .44            .55         .75              .14
                                                                  ---------   ---------   ------------   ---------      -----------
DISTRIBUTIONS

   From net investment income...................................       (.21)       (.39)          (.60)       (.39)            (.10)
   From net realized gain.......................................         --          --           (.05)         --             (.16)
                                                                  ---------   ---------   ------------   ---------      -----------
      Total distributions.......................................       (.21)       (.39)          (.65)       (.39)            (.26)
                                                                  ---------   ---------   ------------   ---------      -----------
NET ASSET VALUE, END OF PERIOD..................................  $   10.25   $   10.19   $      10.14   $   10.24      $      9.88
                                                                  =========   =========   ============   =========      ===========

TOTAL RETURN (%)(c).............................................       2.79        4.44           5.54        7.70             1.36

RATIOS/SUPPLEMENTAL DATA:

   Net Assets, end of period (in thousands).....................     17,712      14,076         16,875       4,411               23

   RATIOS TO AVERAGE NET ASSETS (%):

      Operating expenses, net (d)...............................        .25         .25            .25         .25              .25
      Operating expenses, gross (d)(e)..........................        .46         .50            .50        2.50               --
      Net investment income (c).................................       2.04        3.40           4.76        4.41              .67

   Portfolio turnover rate (%)..................................      32.75       53.89         125.01      169.79             0.00

*   For the six months ended April 30, 2001 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 7, 1997 (commencement of operations) to December 31,
    1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                   Conservative Strategy Fund 35

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2001*     2000**
                                                        --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $  10.21   $   10.09
                                                        --------   ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b).......................       .21         .37
   Net realized and unrealized gain (loss)............       .07         .14
                                                        --------   ---------
      Total income from operations....................       .28         .51
                                                        --------   ---------
DISTRIBUTIONS
   From net investment income.........................      (.22)       (.39)
                                                        --------   ---------
      Total distributions.............................      (.22)       (.39)
                                                        --------   ---------
NET ASSET VALUE, END OF PERIOD........................  $  10.27   $   10.21
                                                        ========   =========
TOTAL RETURN (%)(c)...................................      2.81        5.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)...........     5,504       2,643

   RATIOS TO AVERAGE NET ASSETS (%):
      Operating expenses, net (d).....................       .00         .00
      Operating expenses, gross (d)...................       .21         .25
      Net investment income (c).......................      2.13        3.71

   Portfolio turnover rate (%)........................     32.75       53.89

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period February 14, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

36 Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   On November 22, 1999, the Investment Company's Board of Trustees approved a change in the Funds' fiscal year-end from December 31 to October 31.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                               ASSET ALLOCATION RANGES
                                           ----------------------------------------------------------------
                                             EQUITY
                                           AGGRESSIVE    AGGRESSIVE    BALANCED    MODERATE    CONSERVATIVE
                                            STRATEGY      STRATEGY     STRATEGY    STRATEGY      STRATEGY
   ASSET CLASS/UNDERLYING FUNDS              FUND           FUND         FUND        FUND          FUND
----------------------------------         ----------    ----------    --------    --------    ------------
Equities
   US Equities
      Diversified Equity                       30%           21%           16%         11%           5%
      Special Growth                           10            11             5           2           --
      Quantitative Equity                      30            21            16          11            6
      Real Estate Equity                        5             5             5           5            5

   International Equities
      International Securities                 20            19            14           9            5
      Emerging Markets                          5             5             3           2            1
Bonds
   Diversified Bond                            --            --            25          27           18
   Short-Term Bond                             --            --            --          33           60
   Multistrategy Bond                          --            18            16          --           --

OBJECTIVES OF THE UNDERLYING FUNDS:
DIVERSIFIED EQUITY FUND: To provide income and capital growth by investing principally in equity securities.

SPECIAL GROWTH FUND: To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

REAL ESTATE SECURITIES FUND: To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

                                                Notes to Financial Statements 37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

Notes to Financial Statements, continued

April 30, 2001 (Unaudited)

   EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   DIVERSIFIED BOND FUND: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   MULTISTRATEGY BOND FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

   SHORT TERM BOND FUND: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   At October 31, 2000, the Conservative Strategy Fund had a net tax basis capital loss carryforward in the amount of $34,693, expiring on October 31, 2008, which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001 were as follows:





                                                                                              NET
                                                        GROSS             GROSS            UNREALIZED
                                     FEDERAL TAX      UNREALIZED        UNREALIZED        APPRECIATION
                                        COST         APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                                  --------------  ---------------  ----------------   ----------------
Equity Aggressive Strategy        $  309,315,637  $     3,043,424  $    (26,263,015)  $    (23,219,591)
Aggressive Strategy                  369,234,736        3,299,945       (31,487,179)       (28,187,234)
Balanced Strategy                    534,635,617        5,293,274       (25,957,236)       (20,663,962)
Moderate Strategy                     95,116,610        3,412,093        (4,639,962)        (1,227,869)
Conservative Strategy                 32,063,942          341,892           (93,476)           248,416

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

38 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

Notes to Financial Statements, continued

April 30, 2001 (Unaudited)

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3. INVESTMENT TRANSACTIONS
   Securities: During the period ended April 30, 2001, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                                        APRIL 30, 2001
                                 -----------------------------
                                     PURCHASES       SALES
                                 -------------   -------------
Equity Aggressive Strategy       $  115,915,089  $  66,361,496
Aggressive Strategy                 115,195,753     51,129,357
Balanced Strategy                   205,652,454     97,505,453
Moderate Strategy                    35,649,938     10,833,969
Conservative Strategy                19,699,143      8,120,894

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2001, approximately $6,212,000 of the Money Market Fund's net assets represents investments by these Funds and $1,043,228,000 represents the investments of other affiliated Funds not presented herein.

   The Funds are charged an advisory fee equal to 0.20% of average daily net assets and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2001, the Advisor contractually agreed to waive both the advisory fee and the administrative fee.

   No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory and administrative fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

                                                Notes to Financial Statements 39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

Notes to Financial Statements, continued

April 30, 2001 (Unaudited)

   DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

   ACCRUED SHAREHOLDER SERVICING AND DISTRIBUTION FEES PAYABLE TO AFFILIATES AS OF APRIL 30, 2001 WERE AS FOLLOWS:

   Equity Aggressive Strategy     $    78,146
   Aggressive Strategy                105,079
   Balanced Strategy                  156,296
   Moderate Strategy                   24,264
   Conservative Strategy                8,619
                                  -----------
                                  $   372,404
                                  ===========

BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the period ended April 30, 2001 were paid for by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.

40 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

5.  FUND SHARE TRANSACTIONS
    Share transactions for the period ended April 30, 2001, the ten months ended October 30, 2000 and the year ended December 31, 1999, respectively, were as follows:

                                                                  SHARES                             DOLLARS (000)
                                                   ------------------------------------    -----------------------------------
                                                       2001        2000         1999         2001         2000         1999
EQUITY AGGRESSIVE STRATEGY                         ----------   ----------   ----------    ---------   ----------    ---------
  CLASS C (a)
  Proceeds from shares sold                           969,070    2,938,389    1,544,511    $   9,020    $  31,457    $  16,146
  Proceeds from reinvestment of distributions          89,586      145,885       29,855          862        1,489          326
  Payments for shares redeemed                       (431,934)    (278,373)    (180,588)      (3,985)      (2,909)      (1,868)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                             626,722    2,805,901    1,393,778        5,897       30,037       14,604
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS D (b)
  Proceeds from shares sold                           544,592    1,342,216      340,578        5,062       14,116        3,495
  Proceeds from reinvestment of distributions          26,433       25,154       15,864          256          259          163
  Payments for shares redeemed                       (364,404)    (474,474)    (531,958)      (3,252)      (5,081)      (5,425)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                             206,621      892,896     (175,516)       2,066        9,294       (1,767)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS E
  Proceeds from shares sold                         5,452,460    7,093,887   10,976,153       51,805       75,655      111,250
  Proceeds from reinvestment of distributions         440,597    1,231,740      735,158        4,239       12,601        7,740
  Payments for shares redeemed                     (3,104,675)  (7,550,131)  (3,307,666)     (29,131)     (81,962)     (34,268)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           2,788,382      775,496    8,403,645       26,913        6,294       84,722
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS S (c)
  Proceeds from shares sold                         1,936,125    3,222,212           --       17,841       34,527           --
  Proceeds from reinvestment of distributions          62,699       13,451           --          607          140           --
  Payments for shares redeemed                       (642,027)    (766,030)          --       (5,983)      (8,136)          --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           1,356,797    2,469,633           --       12,465       26,531           --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Total increase (decrease)                         4,978,522    6,943,926    9,621,907    $  47,341    $  72,156    $  97,559
                                                   ==========   ==========   ==========    =========    =========    =========

     (a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.
     (b) Share transactions are for the period March 24, 1998 (commencement of sales) to December 31, 1998.
     (c) Share transactions are for the period January 31, 2000 (commencement of sales) to October 31, 2000.

                                                Notes to Financial Statements 41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)


                                                                  SHARES                             DOLLARS (000)
                                                   ------------------------------------    -----------------------------------
                                                      2001         2000         1999          2001        2000         1999
AGGRESSIVE STRATEGY                                ----------   ----------   ----------    ---------    ---------    ---------
  CLASS C (a)
  Proceeds from shares sold                         2,144,575    4,063,594    2,762,515    $  20,691    $  43,470    $  28,710
  Proceeds from reinvestment of distributions          81,608      202,491       47,843          807        2,105          514
  Payments for shares redeemed                       (550,480)    (396,917)    (175,820)      (5,320)      (4,201)      (1,831)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           1,675,703    3,869,168    2,634,538       16,178       41,374       27,393
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS D (b)
  Proceeds from shares sold                           444,788    1,008,295      506,069        4,210       10,633        5,174
  Proceeds from reinvestment of distributions          16,975       35,198       18,899          167          369          196
  Payments for shares redeemed                       (295,429)    (374,713)    (347,272)      (2,888)      (3,974)      (3,547)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                             166,334      668,780      177,696        1,489        7,028        1,823
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS E
  Proceeds from shares sold                         4,824,008    7,317,758   10,507,851       47,058       78,132      107,829
  Proceeds from reinvestment of distributions         291,378      988,247      546,129        2,849       10,303        5,706
  Payments for shares redeemed                     (3,599,927)  (4,683,867)  (2,297,816)     (35,087)     (49,917)     (23,659)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           1,515,459    3,622,138    8,756,164       14,820       38,518       89,876
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS S (c)
  Proceeds from shares sold                         2,812,881    3,855,731           --       27,199       41,443           --
  Proceeds from reinvestment of distributions          67,944       26,706           --          659          282           --
  Payments for shares redeemed                       (407,559)    (465,284)          --       (3,864)      (4,988)          --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           2,473,266    3,417,153           --       23,994       36,737           --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Total increase (decrease)                         5,830,762   11,577,239   11,568,398    $  56,481    $ 123,657    $ 119,092
                                                   ==========   ==========   ==========    =========    =========    =========

     (a) Share transactions are for the period January 29, 1999 (commencement of sales) to December 31, 1999.
     (b) Share transactions are for the period March 24, 1998 (commencement of sales) to December 31, 1998.
     (c) Share transactions are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

42 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                 SHARES                               DOLLARS (000)
                                                   ------------------------------------    -----------------------------------
                                                      2001         2000         1999         2001         2000         1999
BALANCED STRATEGY                                  ----------   ----------   ----------    ---------    ---------    ---------
  Class C (a)
  Proceeds from shares sold                         4,047,500    4,684,787    3,746,798    $  39,390    $  48,662    $  38,468
  Proceeds from reinvestment of distributions         131,413      268,530       74,392        1,281        2,739          775
  Payments for shares redeemed                       (780,329)    (661,993)    (153,460)      (7,598)      (6,891)      (1,579)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           3,398,584    4,291,324    3,667,730       33,073       44,510       37,664
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS D (b)
  Proceeds from shares sold                           789,246    2,122,846      744,198        7,837       22,233        7,761
  Proceeds from reinvestment of distributions          31,964       51,337       27,083          311          525          280
  Payments for shares redeemed                       (265,861)  (1,329,990)    (417,501)      (2,640)     (13,954)      (4,290)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                             555,349      844,193      353,780        5,508        8,804        3,751
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Class E
  Proceeds from shares sold                         7,824,763    7,815,526   15,883,305       77,589       81,332      162,202
  Proceeds from reinvestment of distributions         560,814    1,694,296    1,237,575        5,469       17,295       12,727
  Payments for shares redeemed                     (5,145,115)  (8,022,285)  (5,535,963)     (50,895)     (83,336)     (57,343)
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           3,240,462    1,487,537   11,584,917       32,163       15,291      117,586
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  CLASS S (c)
  Proceeds from shares sold                         3,804,932    3,764,341           --       37,539       39,340           --
  Proceeds from reinvestment of distributions         100,339       40,325           --          974          417           --
  Payments for shares redeemed                       (541,622)    (205,786)          --       (5,314)      (2,161)          --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Net increase (decrease)                           3,363,649    3,598,880           --       33,199       37,596           --
                                                   ----------   ----------   ----------    ---------    ---------    ---------
  Total increase (decrease)                        10,558,044   10,221,934   15,606,427    $ 103,943    $ 106,201    $ 159,001
                                                   ==========   ==========   ==========    =========    =========    =========

     (a) Share transactions are for the period January 29, 1999 (commencement of sales) to December 31, 1999.
     (b) Share transactions for the period March 24, 1998 (commencement of sales) to December 31, 1998.
     (c) Share transactions are for the period January 31, 2000 (commencement of sales) to October 31, 2000.

                                               Notes to Financial Statements  43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                    SHARES                             DOLLARS (000)
                                                     ------------------------------------   --------------------------------
                                                        2001         2000         1999        2001        2000        1999
MODERATE STRATEGY                                    ----------   ----------   ----------   --------    ---------   --------
  Class C (a)
  Proceeds from shares sold                             512,895      688,098     442,297    $  5,093    $  7,073    $  4,516
  Proceeds from reinvestment of distributions            16,626       30,869       9,292         165         314          95
  Payments for shares redeemed                          (84,068)     (95,477)    (55,873)       (841)       (985)       (576)
                                                     ----------   ----------   ---------    --------    --------    --------
  Net increase (decrease)                               445,453      623,490     395,716       4,417       6,402       4,035
                                                     ----------   ----------   ---------    --------    --------    --------
  CLASS D (b)
  Proceeds from shares sold                              97,093      265,608     208,042         967       2,739       2,111
  Proceeds from reinvestment of distributions             5,697        9,431       7,349          58          97          75
  Payments for shares redeemed                          (67,207)     (96,968)   (260,416)       (679)     (1,005)     (2,647)
                                                     ----------   ----------   ---------    --------    --------    --------
  Net increase (decrease)                                35,583      178,071     (45,025)        346       1,831        (461)
                                                     ----------   ----------   ---------    --------    --------    --------
  CLASS E
  Proceeds from shares sold                           2,026,414    1,621,064   3,290,795      20,219      16,649      33,625
  Proceeds from reinvestment of distributions           104,478      238,416     189,865       1,036       2,422       1,938
  Payments for shares redeemed                         (982,553)  (1,310,485)   (973,411)     (9,848)    (13,489)     (9,947)
                                                     ----------   ----------   ---------    --------    --------    --------
  Net increase (decrease)                             1,148,339      548,995   2,507,249      11,407       5,582      25,616
                                                     ----------   ----------   ---------    --------    --------    --------
  CLASS S (c)
  Proceeds from shares sold                             925,748      807,091          --       9,269       8,339          --
  Proceeds from reinvestment of distributions            19,641       10,512          --         194         107          --
  Payments for shares redeemed                         (100,592)     (74,893)         --      (1,006)       (766)         --
                                                     ----------   ----------   ---------    --------    --------    --------
  Net increase (decrease)                               844,797      742,710          --       8,457       7,680          --
                                                     ----------   ----------   ---------    --------    --------    --------
  Total increase (decrease)                           2,474,172    2,093,266   2,857,940    $ 24,627    $ 21,495    $ 29,190
                                                     ==========   ==========   =========    ========    ========    ========

     (a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.
     (b) Share transactions are for the period March 24, 1998 (commencement of sales) to December 31, 1998.
     (c) Share transactions are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

44 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

                                                                 SHARES                          DOLLARS (000)
                                                   ---------------------------------    --------------------------------
                                                      2001        2000       1999         2001        2000       1999
Conservative Strategy                              ----------   --------   ---------    --------    --------    --------
  CLASS C (a)
  Proceeds from shares sold                           306,039    108,375     169,843    $  3,115    $  1,106    $  1,729
  Proceeds from reinvestment of distributions           5,732      5,651       4,421          58          58          44
  Payments for shares redeemed                        (46,888)   (36,025)     (6,567)       (475)       (367)        (67)
                                                   ----------   --------   ---------    --------    --------    --------
  Net increase (decrease)                             264,883     78,001     167,697       2,698         797       1,706
                                                   ----------   --------   ---------    --------    --------    --------
  CLASS D (b)
  Proceeds from shares sold                           413,309     59,777     114,508       4,219         610       1,172
  Proceeds from reinvestment of distributions           2,729      2,945       5,689          28          30          58
  Payments for shares redeemed                       (169,560)   (47,494)    (81,941)     (1,734)       (482)       (834)
                                                   ----------   --------   ---------    --------    --------    --------
  Net increase (decrease)                             246,478     15,228      38,256       2,513         158         396
                                                   ----------   --------   ---------    --------    --------    --------
  CLASS E
  Proceeds from shares sold                           878,066    630,262   1,647,322       8,960       6,421      16,886
  Proceeds from reinvestment of distributions          32,109     51,001      90,532         325         517         916
  Payments for shares redeemed                       (563,092)  (964,131)   (504,166)     (5,755)     (9,799)     (5,164)
                                                   ----------   --------   ---------    --------    --------    --------
  Net increase (decrease)                             347,083   (282,868)  1,233,688       3,530      (2,861)     12,638
                                                   ----------   --------   ---------    --------    --------    --------
  CLASS S (c)
  Proceeds from shares sold                           283,172    264,473          --       2,884       2,702          --
  Proceeds from reinvestment of distributions           7,095      5,066          --          72          52          --
  Payments for shares redeemed                        (13,378)   (10,723)         --        (138)       (109)         --
                                                   ----------   --------   ---------    --------    --------    --------
  Net increase (decrease)                             276,889    258,816          --       2,818       2,645          --
                                                   ----------   --------   ---------    --------    --------    --------
  Total increase (decrease)                         1,135,333     69,177   1,439,641    $ 11,559    $    739    $ 14,740
                                                   ==========   ========   =========    ========    ========    ========

     (a) Share transactions are for the period February 11, 1999 (commencement of sales) to December 31, 1999.
     (b) Share transactions are for the period March 24, 1998 (commencement of sales) to December 31, 1998.
     (c) Share transactions are for the period February 14, 2000 (commencement of sales) to October 31, 2000.

6.  LINE OF CREDIT

    The Investment Company and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 10 percent of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Investment Company did not have any drawdowns during the period ended April 30, 2001.

                                               Notes to Financial Statements  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

7.  BENEFICIAL INTEREST

    As of April 30, 2001, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund or Class:

                                                              %             %             %             %            %
                                                          ---------     ---------     ---------     ---------    ---------
      Equity Aggressive Strategy - Class D                   22.1          16.4         15.0          11.1           --
      Equity Aggressive Strategy - Class E                   29.7          10.4           --            --           --
      Aggressive Strategy - Class D                          18.6          16.2         15.7          11.5         10.7
      Aggressive Strategy - Class E                          11.9          10.4           --            --           --
      Aggressive Strategy - Class S                          12.1            --           --            --           --
      Balanced Strategy - Class D                            14.6          12.9           --            --           --
      Balanced Strategy - Class E                            17.5          16.0           --            --           --
      Balanced Strategy - Class S                            12.7            --           --            --           --
      Moderate Strategy - Class D                            34.2          22.9         10.7            --           --
      Moderate Strategy - Class E                            14.3          10.1           --            --           --
      Moderate Strategy - Class S                            17.5          10.8           --            --           --
      Conservative Strategy - Class D                        53.9          22.2           --            --           --
      Conservative Strategy - Class E                        28.4          13.7           --            --           --
      Conservative Strategy - Class S                        21.5          14.2         11.8            --           --

46 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS

  Lynn L. Anderson, Chairman of the Board and President
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  999 Third Avenue
  Suite 1800
  Seattle, WA 98104

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS
DIVERSIFIED EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Barclays Global Investors, San Francisco, CA
  Bernstein Investment Research and Management, a Unit of
    Alliance Capital Management L.P., New York, NY
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisors, Inc. Boston, MA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, Inc., New York,
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Investment Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Sirach Capital Management, Inc., Seattle, WA
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Investment Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND

  Barclays Global Investors, San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES FUND
  Bernstein Investment Research and Management, a Unit of
    Alliance Capital Management L.P., New York, NY
  Capital International, Inc., Los Angles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

EMERGING MARKETS FUND
  Bernstein Investment Research and Management, a Unit of
    Alliance Capital Management L.P., New York, NY
  Foreign & Colonial Emerging Markets Limited, London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Schroder Investment Management North America Limited, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 47

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY
  Security Capital Global Capital Management Group Inc.,
    Chicago, IL

SHORT TERM BOND FUND
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management L.P., Cambridge, MA
  Pacific Investment Management Company, LLC, Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, LLC, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND FUND
  Lazard Asset Management, a Division of Lazard Freres & Co. LLC,
    New York, NY
  Miller Anderson & Sherrerd, LLC, West Conshohocken, PA
  Pacific Investment Management Company, LLC, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

48 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-071 (0401)

TAX-MANAGED GLOBAL EQUITY FUND

                                                FRANK RUSSELL INVESTMENT COMPANY



2001 Semiannual Report


CLASS C, E, AND S SHARES


TAX-MANAGED GLOBAL EQUITY FUND



APRIL 30, 2001

                                                               [LOGO OF RUSSELL]

                       FRANK RUSSELL INVESTMENT COMPANY

                       Frank Russell Investment Company
                       is a "series mutual fund" with 31
                       different investment portfolios.
                       These financial statements report
                       on one Fund, which has distinct
                       investment objectives and strategies.


                       FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

                       Responsible for overall management
                       and administration of the Funds.


                       FRANK RUSSELL COMPANY

                       Consultant to Frank Russell Investment
                       Management Company.

                       FRANK RUSSELL INVESTMENT COMPANY

                        TAX-MANAGED GLOBAL EQUITY FUND

                               SEMIANNUAL REPORT

                          APRIL 30, 2001 (UNAUDITED)


                               TABLE OF CONTENTS

                                                                    Page

Statement of Net Assets.........................................       2

Statement of Operations.........................................       3

Statement of Changes in Net Assets..............................       4

Financial Highlights - Class C..................................       5

Financial Highlights - Class S..................................       6

Notes to Financial Statements...................................       7

Manager, Money Managers and Service Providers...................      11


FRANK RUSSELL INVESTMENT COMPANY - TAX-MANAGED GLOBAL EQUITY FUND
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS


                                                    April 30, 2001 (Unaudited)

                                                                       MARKET
                                                 NUMBER                 VALUE
                                                   OF                   (000)
                                                 SHARES                   $
                                                ---------              -------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 74.0%
Quantitative Equity Fund                          117,507                4,454
Tax-Managed Large Cap Fund                      1,202,903               22,266
Tax-Managed Small Cap Fund                        743,769                6,902
                                                                       -------
                                                                        33,622
                                                                       -------

INTERNATIONAL EQUITIES - 24.7%
Emerging Markets Fund                             272,435                2,321
International Securities Fund                     158,288                8,875
                                                                       -------
                                                                        11,196
                                                                       -------

TOTAL INVESTMENTS - 98.7%
(identified cost $50,064)                                               44,818
                                                                       -------

OTHER ASSETS AND LIABILITIES
Other assets                                                               623
Liabilities                                                                (25)
                                                                       -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                                 598
                                                                       -------

NET ASSETS - 100.0%                                                     45,416
                                                                       =======

                                                                        MARKET
                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                       -------
NET ASSETS CONSIST OF:
Accumulated distributions in excess
 of net investment income                                                  (17)

Accumulated net realized gain (loss)                                      (120)
Unrealized appreciation (depreciation)
 on investments                                                         (5,246)
Shares of beneficial interest                                               52
Additional paid-in capital                                              50,747
                                                                       -------

NET ASSETS                                                              45,416
                                                                       =======

NET ASSET VALUE, offering and
 redemption price per share:

Class C ($8,659,403 divided by
 1,003,966 shares of $.01 par
 value shares of beneficial
 interest outstanding)                                                 $  8.63
                                                                       =======
Class S ($36,756,559 divided by
 4,229,058 shares of $.01 par
 value shares of beneficial
 interest outstanding)                                                 $  8.69
                                                                       =======

See accompanying notes which are an integral part of the financial statements.

2  Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands

                                                                                             For the Six Months Ended
                                                                                            April 30, 2001 (Unaudited)
                                                                                            --------------------------
INVESTMENT INCOME
  Income distributions from Underlying Funds............................................................     $   114

EXPENSES
  Advisory fees...........................................................................       $    40
  Distribution fee - Class C..............................................................            29
  Shareholder servicing fees - Class C....................................................            10
                                                                                                 -------

  Expenses before reductions..............................................................            79
  Expense reductions......................................................................           (40)
                                                                                                 -------
    Expenses, net.......................................................................................          39
                                                                                                             -------

Net investment income...................................................................................          75
                                                                                                             -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments.............................................................................          (429)
  Capital gain distributions from Underlying Funds........................................           488          59
                                                                                                 -------

Net change in unrealized appreciation (depreciation) on investments.....................................      (4,493)
                                                                                                             -------

Net realized and unrealized gain (loss).................................................................      (4,434)
                                                                                                             -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...................................................     $(4,359)
                                                                                                             =======

  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 3

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                         SIX MONTHS ENDED         JANUARY 31, 2000*
                                                                                          APRIL 30, 2001                 TO
                                                                                            (UNAUDITED)           OCTOBER 31, 2000
                                                                                         ----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)...........................................................     $       75              $      (19)
  Net realized gain (loss)...............................................................             59                    (165)
  Net change in unrealized appreciation (depreciation)...................................         (4,493)                   (753)
                                                                                              ----------              ----------
    Net increase (decrease) in net assets from operations................................         (4,359)                   (937)
                                                                                              ----------              ----------
DISTRIBUTIONS
  From net investment income
    Class C..............................................................................             --                      (3)
    Class S..............................................................................            (92)                    (12)
                                                                                              ----------              ----------
    Net decrease in net assets from distributions........................................            (92)                    (15)
                                                                                              ----------              ----------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions..........................         15,932                  34,887
                                                                                              ----------              ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS..............................................         11,481                  33,935

NET ASSETS
  Beginning of period....................................................................         33,935                      --
                                                                                              ----------              ----------
  End of period (including accumulated distributions in excess of net investment
   income of $17 at April 30, 2001)......................................................     $   45,416              $   33,935
                                                                                              ==========              ==========

* Commencement of operations.


See accompanying notes which are an integral part of the financial statements.

4  Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                       2001*      2000**
                                                                                                    ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................................  $    9.73   $   10.00
                                                                                                    ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b).............................................................       (.02)       (.06)
   Net realized and unrealized gain (loss)........................................................      (1.08)       (.19)
                                                                                                    ---------   ---------

      Total income from operations................................................................      (1.10)       (.25)
                                                                                                    ---------   ---------

DISTRIBUTIONS
   From net investment income.....................................................................         --        (.02)
                                                                                                    ---------   ---------

NET ASSET VALUE, END OF PERIOD....................................................................  $    8.63   $    9.73
                                                                                                    =========   =========

TOTAL RETURN (%)(c)...............................................................................     (11.31)      (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................................................      8,659       7,133

   Ratios to average net assets (%):
     Operating expenses, net (d)..................................................................       1.00        1.00
     Operating expenses, gross (d)................................................................       1.20        1.20
     Net investment income (loss)(c)..............................................................       (.23)       (.68)

   Portfolio turnover rate (%)....................................................................       9.01       44.04

*   For the six months ended April 30, 2001 (Unaudited).
** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                Tax-Managed Global Equity Fund 5

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                       2001*        2000**
                                                                                    ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................      $    9.77     $   10.00
                                                                                    ---------     ---------

INCOME FROM OPERATIONS
   Net investment income (a)(b)...............................................            .03           .01
   Net realized and unrealized gain (loss)....................................          (1.09)         (.22)
                                                                                    ---------     ---------
     Total income from operations.............................................          (1.06)         (.21)
                                                                                    ---------     ---------

DISTRIBUTIONS
   From net investment income.................................................           (.02)         (.02)
                                                                                    ---------     ---------
NET ASSET VALUE, END OF PERIOD................................................      $    8.69     $    9.77
                                                                                    =========     =========
TOTAL RETURN (%)(c)...........................................................         (10.83)        (2.12)


RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................................         36,757        26,802

   Ratios to average net assets (%):
     Operating expenses, net (d)..............................................            .00           .00
     Operating expenses, gross (d)............................................            .20           .20
     Net investment income (c)................................................            .28           .06

   Portfolio turnover rate (%)................................................           9.01         44.04

*   For the six months ended April 30, 2001 (Unaudited).
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

6  Tax-Managed Global Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)

1.  ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

    The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                     ASSET ALLOCATION
ASSET CLASS/UNDERLYING FUNDS                              RANGES
----------------------------                         ----------------
Equities
  US Equities
    Tax-Managed Large Cap                                     50%
    Tax-Managed Small Cap                                     15
    Quantitative Equity                                       10
  International Equities
    International Securities                                  20
    Emerging Markets                                           5

OBJECTIVES OF THE UNDERLYING FUNDS:
TAX-MANAGED LARGE CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities.

TAX-MANAGED SMALL CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

                                                 Notes to Financial Statements 7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

    SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m., or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

    INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

    The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001 were as follows:

                                                                                         NET
                                                     GROSS            GROSS           UNREALIZED
                               FEDERAL TAX         UNREALIZED       UNREALIZED       APPRECIATION
                                  COST            APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                              -------------       ------------    --------------    --------------
Tax-Managed Global Equity     $  50,243,547        $     --       $  (5,425,751)    $  (5,425,751)

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

3.  INVESTMENT TRANSACTIONS
    SECURITIES: During the period ended April 30, 2001, purchases and sales of the Underlying Funds (excluding Money Market Fund investments) were as follows:

                              PURCHASES           SALES
                             ------------      -----------
Tax-Managed Global Equity    $ 19,471,975      $ 3,647,036

8  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

4.  RELATED PARTIES
    ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

    The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2001, the Fund had no amount invested in the Money Market Fund and $1,049,440,000 represents the investments of other affiliated Funds not presented herein.

    The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the period ended April 30, 2001, the Advisor contractually agreed to waive the advisory fee. The amount of such waiver for the period ended April 30, 2001 was $40,250.

    The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

    TRANSFER AGENT: The Fund has a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

    In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

    Accrued shareholders servicing and distribution fees payable to affiliates as of April 30, 2001 were $6,649.

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expense for the period ended April 30, 2001 was paid by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.

                                                 Notes to Financial Statements 9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2001 (Unaudited)

5.  FUND SHARE TRANSACTIONS
    Share transactions for the period ended April 30, 2001 and the ten months ended October 31, 2000 were as follows:

                                                                  SHARES                          DOLLARS (000)
                                                         --------------------------     ------------------------------------
                                                           2001             2000             2001                 2000
                                                         ---------        ---------     --------------       ---------------
TAX-MANAGED GLOBAL EQUITY
  CLASS C (a)
  Proceeds from shares sold                                385,059          733,886     $        3,474       $         7,347
  Proceeds from reinvestment of distributions                1,000              300                  9                     3
  Payments for shares redeemed                            (115,177)          (1,103)            (1,046)                  (12)
                                                         ---------        ---------     --------------       ---------------
  Net increase (decrease)                                  270,882          733,083              2,437                 7,338
                                                         ---------        ---------     --------------       ---------------
  CLASS S (b)
  Proceeds from shares sold                              1,831,824        3,023,662             16,562                30,260
  Proceeds from reinvestment of distributions                8,483            1,138                 78                    12
  Payments for shares redeemed                            (355,703)        (280,346)            (3,145)               (2,723)
                                                         ---------        ---------     --------------       ---------------
  Net increase (decrease)                                1,484,604        2,744,454             13,495                27,549
                                                         ---------        ---------     --------------       ---------------
  Total increase (decrease)                              1,755,486        3,477,537     $       15,932       $        34,887
                                                         =========        =========     ==============       ===============

  (a) Share transactions for Class C are for the period January 31, 2000 (commencement of operations) to October 31, 2000.

  (b) Share transactions for Class S are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

6.  LINE OF CREDIT
    The Investment Company and several affiliated Funds (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .10% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually (Federal Fund Rate plus 1.75% prior to and including February 27, 2000), is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 10 percent of the value of its net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns during the period ended April 30, 2001.

10  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 999 Third Avenue
 Suite 1800
 Seattle, WA 98104

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS

QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management, Inc., New York, NY

TAX-MANAGED LARGE CAP FUND
 J.P. Morgan Investment Management, Inc., New York, NY

TAX-MANAGED SMALL CAP FUND
 Geewax Terker & Company, Phoenixville, PA

EMERGING MARKETS FUND
 Bernstein Investment Research and Management, a Unit of
  Alliance Capital Management L.P., New York, NY
 Foreign & Colonial Emerging Markets Limited, London,
  England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Schroder Investment Management North America Limited,
  New York, NY

INTERNATIONAL SECURITIES FUND
 Bernstein Investment Research and Management, a Unit of
  Alliance Capital Management L.P., New York, NY
 Capital International, Inc., Los Angles, CA
 Delaware International Advisers Ltd., London, England
 Driehaus Capital Management, Inc., Chicago, IL
 Fidelity Management & Research Company, Boston, MA
 J.P. Morgan Investment Management, Inc., New York, NY
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA


This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  11

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-092 (0401)